Nationwide Destination 2025 Fund - January 31, 2025 (Unaudited) - Statement of Investments - 1
Investment Companies 89 .4%
Shares Value ($)
Alternative Assets 5.7%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 814,032 8,181,021
Total Alternative Assets
(cost $7,752,392) 8,181,021
Equity Funds 32.3%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 1,770,082 22,993,359
Nationwide International Equity
Portfolio, Class R6(a) 413,599 4,276,609
Nationwide International Index
Fund, Class R6(a) 865,044 7,794,046
Nationwide Mid Cap Market
Index Fund, Class R6(a) 144,524 2,462,697
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 646,364 8,273,455
Total Equity Funds
(cost $38,242,601) 45,800,166
Fixed Income Funds 51.4%
Nationwide Bond Portfolio, Class
R6(a) 7,642,386 63,278,955
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,076,126 9,642,093
Total Fixed Income Funds
(cost $80,146,855) 72,921,048
Total Investment Companies
(cost $126,141,848) 126,902,235
Exchange Traded Funds 5 .6%
Shares Value ($)
Equity Fund 1.6%
iShares Core MSCI Emerging
Markets ETF 41,150 2,180,538
Fixed Income Fund 4.0%
iShares 20+ Year Treasury Bond
ETF 65,068 5,710,368
Total Exchange Traded Funds
(cost $8,002,742) 7,890,906
Short-Term Investment 5 .0%
Money Market Fund 5.0%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.31% (b) 7,059,981 7,059,981
Total Short-Term Investment
(cost $7,059,981)
7,059,981
Total Investments
(cost $141,204,571) — 100.0% 141,853,122
Other assets in excess of liabilities — 0.0%
†
32,618
NET ASSETS — 100.0% $ 141,885,740
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) Represents 7-day effective yield as of January 31, 2025.
ETF Exchange Traded Fund

2 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Destination 2025 Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Nationwide Destination 2025 Fund - January 31, 2025 (Unaudited) - Statement of Investments - 3
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 7,890,906 $ – $ – $ 7,890,906
Investment Companies 126,902,235 – – 126,902,235
Short-Term Investment 7,059,981 – – 7,059,981
Total $ 141,853,122 $ – $ – $ 141,853,122
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Destination 2030 Fund
Investment Companies 92 .3%
Shares Value ($)
Alternative Assets 4.0%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 817,539 8,216,265
Total Alternative Assets
(cost $7,959,509) 8,216,265
Equity Funds 50.0%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 3,754,715 48,773,743
Nationwide International Equity
Portfolio, Class R6(a) 898,771 9,293,288
Nationwide International Index
Fund, Class R6(a) 1,905,094 17,164,897
Nationwide Mid Cap Market
Index Fund, Class R6(a) 340,693 5,805,416
Nationwide Small Cap Index
Fund, Class R6(a) 191,421 2,390,854
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 1,419,877 18,174,427
Total Equity Funds
(cost $85,279,738) 101,602,625
Fixed Income Funds 38.3%
Nationwide Bond Portfolio, Class
R6(a) 8,649,390 71,616,952
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 685,097 6,138,470
Total Fixed Income Funds
(cost $84,951,118) 77,755,422
Total Investment Companies
(cost $178,190,365) 187,574,312
Exchange Traded Funds 4 .2%
Equity Fund 2.4%
iShares Core MSCI Emerging
Markets ETF 92,375 4,894,951
Fixed Income Fund 1.8%
iShares 20+ Year Treasury Bond
ETF(b) 42,759 3,752,530
Total Exchange Traded Funds
(cost $8,556,635) 8,647,481
Short-Term Investment 3 .5%
Shares Value ($)
Money Market Fund 3.5%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.31% (c) 7,080,851 7,080,851
Total Short-Term Investment
(cost $7,080,851)
7,080,851
Repurchase Agreement 1 .9%
Principal
Amount ($)
CF Secured, LLC, 4.33%,
dated 1/31/2025, due
2/3/2025, repurchase price
$3,860,302, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 6.50%, maturing
2/28/2025 - 11/15/2054; total
market value $3,937,508.(d) 3,858,910 3,858,910
Total Repurchase Agreement
(cost $3,858,910) 3,858,910
Total Investments
(cost $197,686,761) — 101.9% 207,161,554
Liabilities in excess of other assets — (1.9)% (3,929,428)
NET ASSETS — 100.0% $ 203,232,126
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
January 31, 2025. The total value of securities on loan as of
January 31, 2025 was $3,752,442, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $3,858,910.
(c) Represents 7-day effective yield as of January 31, 2025.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2025 was $3,858,910.
ETF Exchange Traded Fund

Nationwide Destination 2030 Fund - January 31, 2025 (Unaudited) - Statement of Investments - 5
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

6 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Destination 2030 Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 8,647,481 $ – $ – $ 8,647,481
Investment Companies 187,574,312 – – 187,574,312
Repurchase Agreement – 3,858,910 – 3,858,910
Short-Term Investment 7,080,851 – – 7,080,851
Total $ 203,302,644 $ 3,858,910 $ – $ 207,161,554
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Destination 2035 Fund - January 31, 2025 (Unaudited) - Statement of Investments - 7
Investment Companies 93 .8%
Shares Value ($)
Alternative Assets 2.9%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 572,265 5,751,264
Total Alternative Assets
(cost $5,618,275) 5,751,264
Equity Funds 61.1%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 4,326,435 56,200,393
Nationwide International Equity
Portfolio, Class R6(a) 1,042,509 10,779,544
Nationwide International Index
Fund, Class R6(a) 2,215,493 19,961,591
Nationwide Mid Cap Market
Index Fund, Class R6(a) 481,088 8,197,744
Nationwide Small Cap Index
Fund, Class R6(a) 404,188 5,048,310
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 1,704,534 21,818,032
Total Equity Funds
(cost $102,861,340) 122,005,614
Fixed Income Funds 29.8%
Nationwide Bond Portfolio, Class
R6(a) 6,887,183 57,025,874
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 278,772 2,497,797
Total Fixed Income Funds
(cost $64,172,184) 59,523,671
Total Investment Companies
(cost $172,651,799) 187,280,549
Exchange Traded Funds 4 .7%
Shares Value ($)
Equity Fund 3.3%
iShares Core MSCI Emerging
Markets ETF 126,325 6,693,962
Fixed Income Fund 1.4%
iShares 20+ Year Treasury Bond
ETF 31,644 2,777,077
Total Exchange Traded Funds
(cost $9,284,765) 9,471,039
Short-Term Investment 1 .5%
Money Market Fund 1.5%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.31% (b) 2,957,123 2,957,123
Total Short-Term Investment
(cost $2,957,123)
2,957,123
Total Investments
(cost $184,893,687) — 100.0% 199,708,711
Liabilities in excess of other assets — 0.0%
†
(63,052)
NET ASSETS — 100.0% $ 199,645,659
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) Represents 7-day effective yield as of January 31, 2025.
ETF Exchange Traded Fund

8 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Destination 2035 Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Nationwide Destination 2035 Fund - January 31, 2025 (Unaudited) - Statement of Investments - 9
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 9,471,039 $ – $ – $ 9,471,039
Investment Companies 187,280,549 – – 187,280,549
Short-Term Investment 2,957,123 – – 2,957,123
Total $ 199,708,711 $ – $ – $ 199,708,711
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Destination 2040 Fund
Investment Companies 94 .4%
Shares Value ($)
Alternative Assets 1.9%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 370,751 3,726,050
Total Alternative Assets
(cost $3,590,249) 3,726,050
Equity Funds 72.3%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 4,851,166 63,016,641
Nationwide International Equity
Portfolio, Class R6(a) 1,161,107 12,005,846
Nationwide International Index
Fund, Class R6(a) 2,466,136 22,219,883
Nationwide Mid Cap Market
Index Fund, Class R6(a) 594,981 10,138,476
Nationwide Small Cap Index
Fund, Class R6(a) 419,599 5,240,797
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 1,863,245 23,849,532
Total Equity Funds
(cost $115,702,030) 136,471,175
Fixed Income Funds 20.2%
Nationwide Bond Portfolio, Class
R6(a) 4,523,100 37,451,267
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 84,068 753,247
Total Fixed Income Funds
(cost $40,775,097) 38,204,514
Total Investment Companies
(cost $160,067,376) 178,401,739
Exchange Traded Funds 5 .1%
Equity Fund 4.0%
iShares Core MSCI Emerging
Markets ETF 143,852 7,622,717
Fixed Income Fund 1.1%
iShares 20+ Year Treasury Bond
ETF(b) 22,493 1,973,986
Total Exchange Traded Funds
(cost $9,252,737) 9,596,703
Short-Term Investment 0 .5%
Shares Value ($)
Money Market Fund 0.5%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.31% (c) 896,977 896,977
Total Short-Term Investment
(cost $896,977)
896,977
Repurchase Agreement 1 .1%
Principal
Amount ($)
CF Secured, LLC, 4.33%,
dated 1/31/2025, due
2/3/2025, repurchase price
$2,030,636, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 6.50%, maturing
2/28/2025 - 11/15/2054; total
market value $2,071,248.(d) 2,029,903 2,029,903
Total Repurchase Agreement
(cost $2,029,903) 2,029,903
Total Investments
(cost $172,246,993) — 101.1% 190,925,322
Liabilities in excess of other assets — (1.1)% (2,099,206)
NET ASSETS — 100.0% $ 188,826,116
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
January 31, 2025. The total value of securities on loan as of
January 31, 2025 was $1,973,898, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $2,029,903.
(c) Represents 7-day effective yield as of January 31, 2025.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2025 was $2,029,903.
ETF Exchange Traded Fund

Nationwide Destination 2040 Fund - January 31, 2025 (Unaudited) - Statement of Investments - 11
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

12 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Destination 2040 Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 9,596,703 $ – $ – $ 9,596,703
Investment Companies 178,401,739 – – 178,401,739
Repurchase Agreement – 2,029,903 – 2,029,903
Short-Term Investment 896,977 – – 896,977
Total $ 188,895,419 $ 2,029,903 $ – $ 190,925,322
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Destination 2045 Fund - January 31, 2025 (Unaudited) - Statement of Investments - 13
Investment Companies 94 .7%
Shares Value ($)
Alternative Assets 1.0%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 167,067 1,679,019
Total Alternative Assets
(cost $1,632,345) 1,679,019
Equity Funds 78.9%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 4,589,257 59,614,445
Nationwide International Equity
Portfolio, Class R6(a) 1,176,852 12,168,649
Nationwide International Index
Fund, Class R6(a) 2,491,235 22,446,028
Nationwide Mid Cap Market
Index Fund, Class R6(a) 619,156 10,550,425
Nationwide Small Cap Index
Fund, Class R6(a) 384,330 4,800,286
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 1,818,978 23,282,918
Total Equity Funds
(cost $112,616,151) 132,862,751
Fixed Income Fund 14.8%
Nationwide Bond Portfolio, Class
R6(a) 3,008,998 24,914,505
Total Fixed Income Funds
(cost $26,631,755) 24,914,505
Total Investment Companies
(cost $140,880,251) 159,456,275
Exchange Traded Funds 4 .8%
Equity Fund 4.2%
iShares Core MSCI Emerging
Markets ETF 135,274 7,168,170
Fixed Income Fund 0.6%
iShares 20+ Year Treasury Bond
ETF(b) 10,762 944,473
Total Exchange Traded Funds
(cost $7,776,591) 8,112,643
Short-Term Investment 0 .5%
Shares Value ($)
Money Market Fund 0.5%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.31% (c) 840,962 840,962
Total Short-Term Investment
(cost $840,962)
840,962
Repurchase Agreement 0 .6%
Principal
Amount ($)
CF Secured, LLC, 4.33%,
dated 1/31/2025, due
2/3/2025, repurchase price
$971,531, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 6.50%, maturing
2/28/2025 - 11/15/2054; total
market value $990,961.(d) 971,180 971,180
Total Repurchase Agreement
(cost $971,180) 971,180
Total Investments
(cost $150,468,984) — 100.6% 169,381,060
Liabilities in excess of other assets — (0.6)% (1,034,521)
NET ASSETS — 100.0% $ 168,346,539
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
January 31, 2025. The total value of securities on loan as of
January 31, 2025 was $944,385, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $971,180.
(c) Represents 7-day effective yield as of January 31, 2025.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2025 was $971,180.
ETF Exchange Traded Fund

14 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Destination 2045 Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Nationwide Destination 2045 Fund - January 31, 2025 (Unaudited) - Statement of Investments - 15
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 8,112,643 $ – $ – $ 8,112,643
Investment Companies 159,456,275 – – 159,456,275
Repurchase Agreement – 971,180 – 971,180
Short-Term Investment 840,962 – – 840,962
Total $ 168,409,880 $ 971,180 $ – $ 169,381,060
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Destination 2050 Fund
Investment Companies 94 .9%
Shares Value ($)
Alternative Assets 0.3%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 43,585 438,026
Total Alternative Assets
(cost $422,989) 438,026
Equity Funds 82.3%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 5,065,881 65,805,798
Nationwide International Equity
Portfolio, Class R6(a) 1,214,643 12,559,407
Nationwide International Index
Fund, Class R6(a) 2,569,629 23,152,357
Nationwide Mid Cap Market
Index Fund, Class R6(a) 708,096 12,065,951
Nationwide Small Cap Index
Fund, Class R6(a) 412,412 5,151,031
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 2,007,204 25,692,217
Total Equity Funds
(cost $123,549,737) 144,426,761
Fixed Income Fund 12.3%
Nationwide Bond Portfolio, Class
R6(a) 2,614,702 21,649,731
Total Fixed Income Funds
(cost $23,006,796) 21,649,731
Total Investment Companies
(cost $146,979,522) 166,514,518
Exchange Traded Funds 5 .2%
Equity Fund 4.6%
iShares Core MSCI Emerging
Markets ETF 153,490 8,133,435
Exchange Traded Funds
Shares Value ($)
Fixed Income Fund 0.6%
iShares 20+ Year Treasury Bond
ETF(b) 11,829 1,038,113
Total Exchange Traded Funds
(cost $8,709,956) 9,171,548
Repurchase Agreement 0 .6%
Principal
Amount ($)
CF Secured, LLC, 4.33%,
dated 1/31/2025, due
2/3/2025, repurchase price
$1,067,863, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 6.50%, maturing
2/28/2025 - 11/15/2054; total
market value $1,089,219.(c) 1,067,477 1,067,477
Total Repurchase Agreement
(cost $1,067,477) 1,067,477
Total Investments
(cost $156,756,955) — 100.7% 176,753,543
Liabilities in excess of other assets — (0.7)% (1,151,637)
NET ASSETS — 100.0% $ 175,601,906
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
January 31, 2025. The total value of securities on loan as of
January 31, 2025 was $1,038,025, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $1,067,477.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2025 was $1,067,477.
ETF Exchange Traded Fund

Nationwide Destination 2050 Fund - January 31, 2025 (Unaudited) - Statement of Investments - 17
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

18 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Destination 2050 Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 9,171,548 $ – $ – $ 9,171,548
Investment Companies 166,514,518 – – 166,514,518
Repurchase Agreement – 1,067,477 – 1,067,477
Total $ 175,686,066 $ 1,067,477 $ – $ 176,753,543
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Destination 2055 Fund - January 31, 2025 (Unaudited) - Statement of Investments - 19
Investment Companies 94 .7%
Shares Value ($)
Equity Funds 84.4%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 3,197,362 41,533,726
Nationwide International Equity
Portfolio, Class R6(a) 809,100 8,366,090
Nationwide International Index
Fund, Class R6(a) 1,719,136 15,489,415
Nationwide Mid Cap Market
Index Fund, Class R6(a) 469,849 8,006,229
Nationwide Small Cap Index
Fund, Class R6(a) 264,307 3,301,196
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 1,279,046 16,371,784
Total Equity Funds
(cost $79,556,499) 93,068,440
Fixed Income Fund 10.3%
Nationwide Bond Portfolio, Class
R6(a) 1,366,984 11,318,630
Total Fixed Income Funds
(cost $11,688,535) 11,318,630
Total Investment Companies
(cost $91,245,034) 104,387,070
Exchange Traded Funds 5 .3%
Shares Value ($)
Equity Fund 4.7%
iShares Core MSCI Emerging
Markets ETF 98,774 5,234,034
Fixed Income Fund 0.6%
iShares 20+ Year Treasury Bond
ETF 7,271 638,103
Total Exchange Traded Funds
(cost $5,497,427) 5,872,137
Total Investments
(cost $96,742,461) — 100.0% 110,259,207
Liabilities in excess of other assets — 0.0%
†
(44,098)
NET ASSETS — 100.0% $ 110,215,109
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund

20 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Destination 2055 Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Nationwide Destination 2055 Fund - January 31, 2025 (Unaudited) - Statement of Investments - 21
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 5,872,137 $ – $ – $ 5,872,137
Investment Companies 104,387,070 – – 104,387,070
Total $ 110,259,207 $ – $ – $ 110,259,207
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Destination 2060 Fund
Investment Companies 94 .8%
Shares Value ($)
Equity Funds 85.5%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 1,740,319 22,606,738
Nationwide International Equity
Portfolio, Class R6(a) 440,444 4,554,196
Nationwide International Index
Fund, Class R6(a) 934,205 8,417,190
Nationwide Mid Cap Market
Index Fund, Class R6(a) 271,014 4,618,070
Nationwide Small Cap Index
Fund, Class R6(a) 151,277 1,889,446
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 710,655 9,096,390
Total Equity Funds
(cost $44,410,927) 51,182,030
Fixed Income Fund 9.3%
Nationwide Bond Portfolio, Class
R6(a) 669,663 5,544,810
Total Fixed Income Funds
(cost $5,714,087) 5,544,810
Total Investment Companies
(cost $50,125,014) 56,726,840
Exchange Traded Funds 5 .2%
Shares Value ($)
Equity Fund 4.8%
iShares Core MSCI Emerging
Markets ETF 54,398 2,882,550
Fixed Income Fund 0.4%
iShares 20+ Year Treasury Bond
ETF 2,803 245,991
Total Exchange Traded Funds
(cost $2,905,997) 3,128,541
Total Investments
(cost $53,031,011) — 100.0% 59,855,381
Liabilities in excess of other assets — 0.0%
†
(22,386)
NET ASSETS — 100.0% $ 59,832,995
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund

Nationwide Destination 2060 Fund - January 31, 2025 (Unaudited) - Statement of Investments - 23
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

24 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Destination 2060 Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 3,128,541 $ – $ – $ 3,128,541
Investment Companies 56,726,840 – – 56,726,840
Total $ 59,855,381 $ – $ – $ 59,855,381
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Destination 2065 Fund - January 31, 2025 (Unaudited) - Statement of Investments - 25
Investment Companies 94 .9%
Shares Value ($)
Equity Funds 86.4%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 353,431 4,591,075
Nationwide International Equity
Portfolio, Class R6(a) 89,270 923,054
Nationwide International Index
Fund, Class R6(a) 190,196 1,713,666
Nationwide Mid Cap Market
Index Fund, Class R6(a) 56,575 964,046
Nationwide Small Cap Index
Fund, Class R6(a) 31,312 391,083
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 143,765 1,840,189
Total Equity Funds
(cost $9,404,312) 10,423,113
Fixed Income Fund 8.5%
Nationwide Bond Portfolio, Class
R6(a) 124,023 1,026,912
Total Fixed Income Funds
(cost $1,051,189) 1,026,912
Total Investment Companies
(cost $10,455,501) 11,450,025
Exchange Traded Funds 4 .8%
Equity Fund 4.6%
iShares Core MSCI Emerging
Markets ETF 10,496 556,183
Fixed Income Fund 0.2%
iShares 20+ Year Treasury Bond
ETF(b) 327 28,697
Total Exchange Traded Funds
(cost $549,718) 584,880
Repurchase Agreement 0 .2%
Principal
Amount ($) Value ($)
CF Secured, LLC, 4.33%,
dated 1/31/2025, due
2/3/2025, repurchase price
$29,433, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 6.50%, maturing
2/28/2025 - 11/15/2054; total
market value $30,021.(c) 29,422 29,422
Total Repurchase Agreement
(cost $29,422) 29,422
Total Investments
(cost $11,034,641) — 99.9% 12,064,327
Other assets in excess of liabilities — 0.1% 7,069
NET ASSETS — 100.0% $ 12,071,396
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
January 31, 2025. The total value of securities on loan as of
January 31, 2025 was $28,610, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $29,422.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2025 was $29,422.
ETF Exchange Traded Fund

26 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Destination 2065 Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Nationwide Destination 2065 Fund - January 31, 2025 (Unaudited) - Statement of Investments - 27
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 584,880 $ – $ – $ 584,880
Investment Companies 11,450,025 – – 11,450,025
Repurchase Agreement – 29,422 – 29,422
Total $ 12,034,905 $ 29,422 $ – $ 12,064,327
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

28 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Destination Retirement Fund
Investment Companies 89 .5%
Shares Value ($)
Alternative Assets 5.7%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 532,353 5,350,151
Total Alternative Assets
(cost $4,744,635) 5,350,151
Equity Funds 32.5%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 1,170,036 15,198,769
Nationwide International Equity
Portfolio, Class R6(a) 273,060 2,823,443
Nationwide International Index
Fund, Class R6(a) 572,117 5,154,775
Nationwide Mid Cap Market
Index Fund, Class R6(a) 95,327 1,624,380
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 428,477 5,484,504
Total Equity Funds
(cost $25,486,098) 30,285,871
Fixed Income Funds 51.3%
Nationwide Bond Portfolio, Class
R6(a) 5,008,870 41,473,445
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 701,987 6,289,806
Total Fixed Income Funds
(cost $53,254,214) 47,763,251
Total Investment Companies
(cost $83,484,947) 83,399,273
Exchange Traded Funds 5 .5%
Equity Fund 1.5%
iShares Core MSCI Emerging
Markets ETF 26,725 1,416,158
Fixed Income Fund 4.0%
iShares 20+ Year Treasury Bond
ETF(b) 42,453 3,725,675
Total Exchange Traded Funds
(cost $5,261,381) 5,141,833
Short-Term Investment 5 .0%
Shares Value ($)
Money Market Fund 5.0%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.31% (c) 4,650,675 4,650,675
Total Short-Term Investment
(cost $4,650,675)
4,650,675
Repurchase Agreement 0 .5%
Principal
Amount ($)
CF Secured, LLC, 4.33%,
dated 1/31/2025, due
2/3/2025, repurchase price
$426,586, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 6.50%, maturing
2/28/2025 - 11/15/2054; total
market value $435,117.(d) 426,431 426,431
Total Repurchase Agreement
(cost $426,431) 426,431
Total Investments
(cost $93,823,434) — 100.5% 93,618,212
Liabilities in excess of other assets — (0.5)% (454,642)
NET ASSETS — 100.0% $ 93,163,570
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
January 31, 2025. The total value of securities on loan as of
January 31, 2025 was $414,666, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $426,431.
(c) Represents 7-day effective yield as of January 31, 2025.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2025 was $426,431.
ETF Exchange Traded Fund

Nationwide Destination Retirement Fund - January 31, 2025 (Unaudited) - Statement of Investments - 29
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

30 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Destination Retirement Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 5,141,833 $ – $ – $ 5,141,833
Investment Companies 83,399,273 – – 83,399,273
Repurchase Agreement – 426,431 – 426,431
Short-Term Investment 4,650,675 – – 4,650,675
Total $ 93,191,781 $ 426,431 $ – $ 93,618,212
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Investor Destinations Aggressive Fund - January 31, 2025 (Unaudited) - Statement of Investments - 1
Investment Companies 92 .3%
Shares Value ($)
Equity Funds 84.7%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 19,862,937 258,019,545
Nationwide GQG US Quality
Equity Fund, Class R6(a) 860,438 13,844,443
Nationwide International Equity
Portfolio, Class R6(a) 3,611,115 37,338,928
Nationwide International Index
Fund, Class R6(a) 7,642,137 68,855,652
Nationwide Mid Cap Market
Index Fund, Class R6(a) 4,597,363 78,339,062
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 8,294,058 106,163,940
Total Equity Funds
(cost $470,848,172) 562,561,570
Fixed Income Funds 7.6%
Nationwide Bond Portfolio, Class
R6(a) 5,306,849 43,940,712
Nationwide Loomis Core Bond
Fund, Class R6(a) 697,341 6,527,109
Total Fixed Income Funds
(cost $53,009,943) 50,467,821
Total Investment Companies
(cost $523,858,115) 613,029,391
Exchange Traded Funds 7 .8%
Shares Value ($)
Equity Funds 6.8%
iShares Core MSCI Emerging
Markets ETF 598,849 31,733,009
iShares Core S&P Small-Cap
ETF(b) 113,059 13,390,708
Total Equity Funds
(cost $42,615,457) 45,123,717
Fixed Income Fund 1.0%
iShares 7-10 Year Treasury
Bond ETF 70,149 6,525,260
Total Fixed Income Funds
(cost  $6,636,644) 6,525,260
Total Exchange Traded Funds
(cost $49,252,101) 51,648,977
Total Investments
(cost $573,110,216) — 100.1% 664,678,368
Liabilities in excess of other assets — (0.1)% (356,569)
NET ASSETS — 100.0% $ 664,321,799
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
January 31, 2025. The total value of securities on loan as of
January 31, 2025 was $91,436, which was collateralized by
$94,142 in the form of U.S Government Treasury Securities,
interest rates ranging from 0.25% – 4.63%, and maturity
dates ranging from 5/15/2025 – 8/15/2053.
ETF Exchange Traded Fund

2 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Investor Destinations Aggressive Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Nationwide Investor Destinations Aggressive Fund - January 31, 2025 (Unaudited) - Statement of Investments - 3
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 51,648,977 $ – $ – $ 51,648,977
Investment Companies 613,029,391 – – 613,029,391
Total $ 664,678,368 $ – $ – $ 664,678,368
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Investor Destinations Conservative Fund
Investment Companies 79 .9%
Shares Value ($)
Alternative Assets 1.5%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 405,994 4,080,242
Total Alternative Assets
(cost $3,763,599) 4,080,242
Equity Funds 18.6%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 2,072,308 26,919,278
Nationwide International Equity
Portfolio, Class R6(a) 254,671 2,633,298
Nationwide International Index
Fund, Class R6(a) 525,703 4,736,588
Nationwide Mid Cap Market
Index Fund, Class R6(a) 291,123 4,960,737
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 868,566 11,117,640
Total Equity Funds
(cost $40,823,681) 50,367,541
Fixed Income Funds 59.8%
Nationwide Bond Portfolio, Class
R6(a) 11,362,904 94,084,847
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,519,702 13,616,531
Nationwide Loomis Core Bond
Fund, Class R6(a) 2,910,843 27,245,489
Nationwide Loomis Short Term
Bond Fund, Class R6(a) 2,716,702 27,058,354
Total Fixed Income Funds
(cost $173,589,487) 162,005,221
Total Investment Companies
(cost $218,176,767) 216,453,004
Exchange Traded Funds 15 .2%
Equity Funds 1.1%
iShares Core MSCI Emerging
Markets ETF 44,196 2,341,946
iShares Core S&P Small-Cap
ETF(b) 5,966 706,613
Total Equity Funds
(cost $2,490,574) 3,048,559
Fixed Income Funds 14.1%
iShares 20+ Year Treasury Bond
ETF 185,356 16,266,843
iShares 7-10 Year Treasury Bond
ETF(b) 146,299 13,608,733
Exchange Traded Funds
Shares Value ($)
iShares U.S. Treasury Bond
ETF(b) 363,402 8,205,617
Total Fixed Income Funds
(cost $45,757,213) 38,081,193
Total Exchange Traded Funds
(cost $48,247,787) 41,129,752
Short-Term Investment 5 .0%
Money Market Fund 5.0%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.31% (c) 13,537,889 13,537,889
Total Short-Term Investment
(cost $13,537,889)
13,537,889
Repurchase Agreement 1 .1%
Principal
Amount ($)
CF Secured, LLC, 4.33%,
dated 1/31/2025, due
2/3/2025, repurchase price
$3,110,097, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 6.50%, maturing
2/28/2025 - 11/15/2054; total
market value $3,172,299.(d) 3,108,975 3,108,975
Total Repurchase Agreement
(cost $3,108,975) 3,108,975
Total Investments
(cost $283,071,418) — 101.2% 274,229,620
Liabilities in excess of other assets — (1.2)% (3,236,047)
NET ASSETS — 100.0% $ 270,993,573
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
January 31, 2025. The total value of securities on loan as of
January 31, 2025 was $3,047,414, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $3,108,975 and by $15,609 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.25% – 4.63%, and maturity dates ranging
from 5/15/2025 – 8/15/2053, a total value of $3,124,584.
(c) Represents 7-day effective yield as of January 31, 2025.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2025 was $3,108,975.
ETF Exchange Traded Fund

Nationwide Investor Destinations Conservative Fund - January 31, 2025 (Unaudited) - Statement of Investments - 5
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

6 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Investor Destinations Conservative Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 41,129,752 $ – $ – $ 41,129,752
Investment Companies 216,453,004 – – 216,453,004
Repurchase Agreement – 3,108,975 – 3,108,975
Short-Term Investment 13,537,889 – – 13,537,889
Total $ 271,120,645 $ 3,108,975 $ – $ 274,229,620
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Investor Destinations Moderate Fund - January 31, 2025 (Unaudited) - Statement of Investments - 7
Investment Companies 84 .7%
Shares Value ($)
Alternative Assets 0.8%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 496,673 4,991,567
Total Alternative Assets
(cost $4,597,313) 4,991,567
Equity Funds 53.9%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 13,986,304 181,682,085
Nationwide GQG US Quality
Equity Fund, Class R6(a) 414,710 6,672,688
Nationwide International Equity
Portfolio, Class R6(a) 2,209,164 22,842,758
Nationwide International Index
Fund, Class R6(a) 4,691,838 42,273,459
Nationwide Mid Cap Market
Index Fund, Class R6(a) 1,872,533 31,907,958
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 5,728,469 73,324,399
Total Equity Funds
(cost $299,727,802) 358,703,347
Fixed Income Funds 30.0%
Nationwide Bond Portfolio, Class
R6(a) 16,932,606 140,201,981
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 747,800 6,700,289
Nationwide Loomis Core Bond
Fund, Class R6(a) 3,546,672 33,196,845
Nationwide Loomis Short Term
Bond Fund, Class R6(a) 1,982,176 19,742,477
Total Fixed Income Funds
(cost $212,676,300) 199,841,592
Total Investment Companies
(cost $517,001,415) 563,536,506
Exchange Traded Funds 11 .9%
Equity Funds 5.0%
iShares Core MSCI Emerging
Markets ETF 305,769 16,202,699
iShares Core S&P Small-Cap
ETF(b) 141,403 16,747,772
Total Equity Funds
(cost $31,182,234) 32,950,471
Fixed Income Funds 6.9%
iShares 20+ Year Treasury Bond
ETF 185,777 16,303,789
iShares 7-10 Year Treasury Bond
ETF(b) 214,838 19,984,231
iShares U.S. Treasury Bond
ETF(b) 436,731 9,861,386
Total Fixed Income Funds
(cost $53,026,564) 46,149,406
Total Exchange Traded Funds
(cost $84,208,798) 79,099,877
Short-Term Investment 3 .4%
Shares Value ($)
Money Market Fund 3.4%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.31% (c) 22,836,476 22,836,476
Total Short-Term Investment
(cost $22,836,476)
22,836,476
Repurchase Agreements 1 .2%
Principal
Amount ($)
CF Secured, LLC, 4.33%,
dated 1/31/2025, due
2/3/2025, repurchase price
$4,983,748, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 6.50%, maturing
2/28/2025 - 11/15/2054; total
market value $5,083,423.(d) 4,981,950 4,981,950
Societe Generale, 4.32%,
dated 1/31/2025, due
2/3/2025, repurchase price
$3,001,080, collateralized by
U.S. Government Treasury
Securities, ranging from
4.13% - 4.75%, maturing
8/15/2053 - 5/15/2054; total
market value $3,060,001.(d) 3,000,000 3,000,000
Total Repurchase Agreements
(cost $7,981,950) 7,981,950
Total Investments
(cost $632,028,639) — 101.2% 673,454,809
Liabilities in excess of other assets — (1.2)% (8,307,996)
NET ASSETS — 100.0% $ 665,146,813
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
January 31, 2025. The total value of securities on loan as of
January 31, 2025 was $12,389,873, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $7,981,950 and by $4,695,075 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 5.00%, and maturity
dates ranging from 2/20/2025 – 8/15/2053, a total value of
$12,677,025.
(c) Represents 7-day effective yield as of January 31, 2025.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2025 was $7,981,950.
ETF Exchange Traded Fund

8 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Investor Destinations Moderate Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Nationwide Investor Destinations Moderate Fund - January 31, 2025 (Unaudited) - Statement of Investments - 9
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 79,099,877 $ – $ – $ 79,099,877
Investment Companies 563,536,506 – – 563,536,506
Repurchase Agreements – 7,981,950 – 7,981,950
Short-Term Investment 22,836,476 – – 22,836,476
Total $ 665,472,859 $ 7,981,950 $ – $ 673,454,809
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Investor Destinations Moderately Aggressive Fund
Investment Companies 93 .2%
Shares Value ($)
Alternative Assets 0.7%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 687,694 6,911,326
Total Alternative Assets
(cost $6,336,799) 6,911,326
Equity Funds 70.9%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 24,198,610 314,339,944
Nationwide GQG US Quality
Equity Fund, Class R6(a) 898,147 14,451,184
Nationwide International Equity
Portfolio, Class R6(a) 4,094,133 42,333,336
Nationwide International Index
Fund, Class R6(a) 8,578,606 77,293,241
Nationwide Mid Cap Market
Index Fund, Class R6(a) 4,247,002 72,368,909
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 10,555,036 135,104,456
Total Equity Funds
(cost $551,509,282) 655,891,070
Fixed Income Funds 21.6%
Nationwide Bond Portfolio, Class
R6(a) 21,865,747 181,048,381
Nationwide Loomis Core Bond
Fund, Class R6(a) 1,969,526 18,434,762
Total Fixed Income Funds
(cost $210,951,996) 199,483,143
Total Investment Companies
(cost $768,798,077) 862,285,539
Exchange Traded Funds 6 .9%
Shares Value ($)
Equity Funds 6.4%
iShares Core MSCI Emerging
Markets ETF 749,473 39,714,574
iShares Core S&P Small-Cap
ETF(b) 159,182 18,853,516
Total Equity Funds
(cost $55,590,690) 58,568,090
Fixed Income Fund 0.5%
iShares 7-10 Year Treasury
Bond ETF 50,822 4,727,463
Total Fixed Income Funds
(cost  $4,834,757) 4,727,463
Total Exchange Traded Funds
(cost $60,425,447) 63,295,553
Total Investments
(cost $829,223,524) — 100.1% 925,581,092
Liabilities in excess of other assets — (0.1)% (492,484)
NET ASSETS — 100.0% $ 925,088,608
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
January 31, 2025. The total value of securities on loan as of
January 31, 2025 was $17,766, which was collateralized by
$18,292 in the form of U.S Government Treasury Securities,
interest rates ranging from 0.25% – 4.63%, and maturity
dates ranging from 5/15/2025 – 8/15/2053.
ETF Exchange Traded Fund

Nationwide Investor Destinations Moderately Aggressive Fund - January 31, 2025 (Unaudited) - Statement of Investments - 11
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

12 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Investor Destinations Moderately Aggressive Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 63,295,553 $ – $ – $ 63,295,553
Investment Companies 862,285,539 – – 862,285,539
Total $ 925,581,092 $ – $ – $ 925,581,092
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Investor Destinations Moderately Conservative Fund - January 31, 2025 (Unaudited) - Statement of Investments - 13
Investment Companies 81 .6%
Shares Value ($)
Alternative Assets 0.7%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 172,152 1,730,131
Total Alternative Assets
(cost $1,609,475) 1,730,131
Equity Funds 36.7%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 3,298,034 42,841,458
Nationwide International Equity
Portfolio, Class R6(a) 503,783 5,209,114
Nationwide International Index
Fund, Class R6(a) 1,062,021 9,568,809
Nationwide Mid Cap Market
Index Fund, Class R6(a) 553,323 9,428,629
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 1,383,603 17,710,112
Total Equity Funds
(cost $69,528,600) 84,758,122
Fixed Income Funds 44.2%
Nationwide Bond Portfolio, Class
R6(a) 8,020,467 66,409,470
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 775,833 6,951,468
Nationwide Loomis Core Bond
Fund, Class R6(a) 1,481,009 13,862,242
Nationwide Loomis Short Term
Bond Fund, Class R6(a) 1,493,023 14,870,512
Total Fixed Income Funds
(cost $108,990,740) 102,093,692
Total Investment Companies
(cost $180,128,815) 188,581,945
Exchange Traded Funds 14 .3%
Equity Funds 3.0%
iShares Core MSCI Emerging
Markets ETF 73,103 3,873,728
iShares Core S&P Small-Cap
ETF(b) 25,296 2,996,058
Total Equity Funds
(cost $6,157,743) 6,869,786
Fixed Income Funds 11.3%
iShares 20+ Year Treasury Bond
ETF 106,649 9,359,516
iShares 7-10 Year Treasury
Bond ETF 75,032 6,979,477
Exchange Traded Funds
Shares Value ($)
iShares U.S. Treasury Bond
ETF(b) 434,128 9,802,610
Total Fixed Income Funds
(cost $29,398,437) 26,141,603
Total Exchange Traded Funds
(cost $35,556,180) 33,011,389
Short-Term Investment 4 .2%
Money Market Fund 4.2%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.31% (c) 9,761,229 9,761,229
Total Short-Term Investment
(cost $9,761,229)
9,761,229
Repurchase Agreement 0 .1%
Principal
Amount ($)
CF Secured, LLC, 4.33%,
dated 1/31/2025, due
2/3/2025, repurchase price
$262,820, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 6.50%, maturing
2/28/2025 - 11/15/2054; total
market value $268,076.(d) 262,725 262,725
Total Repurchase Agreement
(cost $262,725) 262,725
Total Investments
(cost $225,708,949) — 100.2% 231,617,288
Liabilities in excess of other assets — (0.2)% (367,850)
NET ASSETS — 100.0% $ 231,249,438
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
January 31, 2025. The total value of securities on loan as of
January 31, 2025 was $689,237, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $262,725 and by $446,931 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.25% – 4.63%, and maturity dates ranging from
5/15/2025 – 8/15/2053, a total value of $709,656.
(c) Represents 7-day effective yield as of January 31, 2025.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2025 was $262,725.
ETF Exchange Traded Fund

14 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Investor Destinations Moderately Conservative Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Nationwide Investor Destinations Moderately Conservative Fund - January 31, 2025 (Unaudited) - Statement of Investments - 15
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 33,011,389 $ – $ – $ 33,011,389
Investment Companies 188,581,945 – – 188,581,945
Repurchase Agreement – 262,725 – 262,725
Short-Term Investment 9,761,229 – – 9,761,229
Total $ 231,354,563 $ 262,725 $ – $ 231,617,288
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide BNY Mellon Core Plus Bond Fund - January 31, 2025 (Unaudited) - Statement of Investments - 1
Asset-Backed Securities 9.8%
Principal
Amount ($) Value ($)
Airlines 0.1%
United Airlines Pass-Through
Trust, Series 2016-1, Class
B, 3.65%, 1/7/2026 38,044 37,302
Automobiles 4.6%
Bayview Opportunity Master
Fund VII Trust, Series
2024-SN1, Class C, 5.83%,
12/15/2028(a) 336,000 339,609
Exeter Automobile
Receivables Trust, Series
2025-1A, Class C, 5.09%,
5/15/2031 114,000 114,363
Huntington Bank Auto Credit-
Linked Notes, Series
2024-2, Class B1, 5.44%,
10/20/2032(a) 225,508 226,874
Merchants Fleet Funding LLC,
Series 2024-1A, Class D,
6.85%, 4/20/2037(a) 176,000 178,920
Santander Drive Auto
Receivables Trust, Series
2025-1, Class C, 5.04%,
3/17/2031 43,000 43,147
US Bank NA, Series 2023-
1, Class B, 6.79%,
8/25/2032(a) 125,622 127,470
Westlake Automobile
Receivables Trust, Series
2025-1A, Class C, 5.14%,
10/15/2030(a) 25,000 25,050
1,055,433
Equipment Loans & Leases 0.6%
MetroNet Infrastructure Issuer
LLC, Series 2024-1A, Class
A2, 6.23%, 4/20/2054(a) 132,370 135,051
Home Equity 0.4%
RCKT Mortgage Trust, Series
2024-CES2, Class A2,
6.39%, 4/25/2044(a)(b) 100,000 100,966
Other 4.1%
DB Master Finance LLC,
Series 2021-1A, Class A2II,
2.49%, 11/20/2051(a) 345,320 313,846
Domino's Pizza Master Issuer
LLC, Series 2021-1A, Class
A2I, 2.66%, 4/25/2051(a) 92,388 84,393
EnFin Residential Solar
Receivables Trust
Series 2024-1A, Class A,
6.65%, 2/20/2055(a) 91,073 92,257
Series 2024-2A, Class A,
5.98%, 9/20/2055(a) 144,517 139,688
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
GreenSky Home Improvement
Issuer Trust, Series
2024-2, Class A4, 5.15%,
10/27/2059(a) 312,587 314,069
944,253
Total Asset-Backed Securities
(cost $2,282,761)
2,273,005
Collateralized Mortgage Obligations 2.4%
Angel Oak Mortgage Trust,
Series 2024-3, Class A2,
4.80%, 11/26/2068(a)(c) 113,742 110,374
BRAVO Residential Funding
Trust, Series 2023-
NQM5, Class A2, 6.86%,
6/25/2063(a)(c) 73,242 73,985
COLT Mortgage Loan Trust,
Series 2023-3, Class A2,
7.43%, 9/25/2068(a)(c) 76,416 77,720
Cross Mortgage Trust, Series
2024-H2, Class A3, 6.52%,
4/25/2069(a)(c) 84,790 85,200
JP Morgan Mortgage Trust,
Series 2024-CES1, Class
A2, 6.15%, 6/25/2054(a)(c) 60,123 60,346
NYMT Loan Trust, Series
2024-BPL2, Class A1,
6.51%, 5/25/2039(a)(c) 137,000 138,136
Total Collateralized Mortgage Obligations
(cost $540,955)
545,761
Corporate Bonds 33.4%
Automobile Components 0.3%
Clarios Global LP ,
6.75%, 2/15/2030(a)(d) 14,000 14,220
Goodyear Tire & Rubber Co.
(The) ,
5.00%, 7/15/2029 50,000 46,645
60,865
Banks 4.8%
Bank of America Corp. ,
(SOFR + 1.91%), 5.29%,
4/25/2034(e) 250,000 248,651
Citigroup, Inc. ,
(SOFR + 1.83%), 6.02%,
1/24/2036(e) 48,000 48,190
Citizens Financial Group, Inc. ,
(SOFR + 2.01%), 5.84%,
1/23/2030(e) 40,000 40,697
(SOFR + 1.91%), 5.72%,
7/23/2032(e) 52,000 52,476
(SOFR + 2.33%), 6.65%,
4/25/2035(d)(e) 50,000 52,934

2 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide BNY Mellon Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
JPMorgan Chase & Co. ,
Series HH, (CME Term
SOFR 3 Month + 3.13%),
4.60%, 5/01/2025(e)(f) 54,000 54,000
(SOFR + 2.58%), 5.72%,
9/14/2033(e) 189,000 192,579
Santander Holdings USA, Inc. ,
(SOFR + 2.36%), 6.50%,
3/9/2029(e) 40,000 41,343
Truist Financial Corp. ,
(SOFR + 2.45%), 7.16%,
10/30/2029(e) 44,000 47,108
(SOFR + 2.36%), 5.87%,
6/8/2034(e) 128,000 130,506
US Bancorp ,
(SOFR + 2.26%), 5.84%,
6/12/2034(e) 47,000 48,038
Wells Fargo & Co. ,
(SOFR + 2.02%), 5.39%,
4/24/2034(e) 145,000 143,852
1,100,374
Beverages 0.4%
Anheuser-Busch Cos. LLC ,
4.70%, 2/1/2036 90,000 85,097
Biotechnology 0.2%
Amgen, Inc. ,
5.38%, 5/15/2043 53,000 48,486
Broadline Retail 0.4%
Macy's Retail Holdings LLC ,
5.88%, 3/15/2030(a) 104,000 100,037
Building Products 0.4%
Carrier Global Corp. ,
6.20%, 3/15/2054 8,000 8,478
Smyrna Ready Mix Concrete
LLC ,
8.88%, 11/15/2031(a) 69,000 73,558
82,036
Capital Markets 3.3%
Goldman Sachs Group, Inc.
(The) ,
(SOFR + 1.51%), 4.39%,
6/15/2027(d)(e) 186,000 185,222
(SOFR + 1.27%), 5.73%,
4/25/2030(e) 125,000 127,725
6.75%, 10/1/2037 100,000 107,443
Morgan Stanley ,
(SOFR + 1.36%), 2.48%,
9/16/2036(e) 289,000 237,543
Nasdaq, Inc. ,
5.35%, 6/28/2028 43,000 43,701
5.95%, 8/15/2053 11,000 11,100
State Street Corp. ,
Series I, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 2.61%),
6.70%, 3/15/2029(e)(f) 52,000 53,019
765,753
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance 0.4%
Capital One Financial Corp. ,
(SOFR + 2.04%), 6.18%,
1/30/2036(e) 23,000 23,100
General Motors Financial Co.,
Inc. ,
5.90%, 1/7/2035 60,000 59,664
82,764
Containers & Packaging 0.2%
Sealed Air Corp. ,
6.50%, 7/15/2032(a) 55,000 55,878
Diversified REITs 0.2%
Vornado Realty LP ,
2.15%, 6/1/2026 45,000 43,029
Diversified Telecommunication Services 1.3%
AT&T, Inc. ,
2.55%, 12/1/2033 215,000 173,553
CCO Holdings LLC ,
4.50%, 5/1/2032(a) 143,000 124,039
297,592
Electric Utilities 2.5%
Avangrid, Inc. ,
3.20%, 4/15/2025 161,000 160,474
Eversource Energy ,
5.13%, 5/15/2033 130,000 126,577
5.50%, 1/1/2034 38,000 37,777
Exelon Corp. ,
5.45%, 3/15/2034 27,000 27,013
5.63%, 6/15/2035 62,000 62,252
Indiana Michigan Power Co. ,
5.63%, 4/1/2053 12,000 11,588
Jersey Central Power & Light
Co. ,
5.10%, 1/15/2035(a) 84,000 81,826
New England Power Co. ,
5.94%, 11/25/2052(a) 49,000 49,246
Niagara Mohawk Power Corp. ,
5.66%, 1/17/2054(a) 28,000 26,882
583,635
Financial Services 0.5%
Corebridge Financial, Inc. ,
4.40%, 4/5/2052 40,000 32,042
Fiserv, Inc. ,
5.60%, 3/2/2033 36,000 36,474
Global Payments, Inc. ,
5.40%, 8/15/2032(d) 55,000 55,059
123,575
Food Products 1.2%
Bimbo Bakeries USA, Inc. ,
5.38%, 1/9/2036(a) 207,000 200,268
J M Smucker Co. (The) ,
6.50%, 11/15/2053(d) 31,000 33,069
Viking Baked Goods
Acquisition Corp. ,
8.63%, 11/1/2031(a) 45,000 43,993
277,330

Nationwide BNY Mellon Core Plus Bond Fund - January 31, 2025 (Unaudited) - Statement of Investments - 3
Corporate Bonds
Principal
Amount ($) Value ($)
Ground Transportation 0.2%
Triton Container International
Ltd. ,
3.15%, 6/15/2031(a) 56,000 47,866
Health Care Providers & Services 0.4%
CVS Health Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.52%),
6.75%, 12/10/2054(d)(e) 19,000 18,785
HCA, Inc. ,
3.13%, 3/15/2027 36,000 34,737
5.45%, 9/15/2034 51,000 49,959
103,481
Health Care REITs 0.7%
Alexandria Real Estate
Equities, Inc. ,
4.75%, 4/15/2035 36,000 33,763
Ventas Realty LP ,
4.00%, 3/1/2028 136,000 132,739
166,502
Hotels, Restaurants & Leisure 0.4%
Life Time, Inc. ,
6.00%, 11/15/2031(a) 26,000 26,004
NCL Corp. Ltd. ,
6.75%, 2/1/2032(a) 55,000 55,859
81,863
Independent Power and Renewable Electricity Producers
1.0%
AES Corp. (The) ,
2.45%, 1/15/2031(d) 216,000 180,816
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.89%),
6.95%, 7/15/2055(e) 50,000 48,858
229,674
Industrial REITs 0.4%
Rexford Industrial Realty LP ,
2.15%, 9/1/2031(d) 105,000 86,980
Insurance 0.2%
Unum Group ,
6.00%, 6/15/2054(d) 35,000 34,693
Machinery 0.0%
†
Terex Corp. ,
6.25%, 10/15/2032(a) 8,000 7,913
Media 0.5%
Paramount Global ,
5.85%, 9/1/2043 51,000 44,897
Sirius XM Radio LLC ,
4.00%, 7/15/2028(a) 66,000 61,717
106,614
Metals & Mining 0.4%
Cleveland-Cliffs, Inc. ,
7.00%, 3/15/2032(a)(d) 82,000 81,799
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities 1.4%
DTE Energy Co. ,
4.95%, 7/1/2027 75,000 75,303
New York State Electric & Gas
Corp. ,
5.85%, 8/15/2033(a) 50,000 51,219
NiSource, Inc. ,
5.25%, 3/30/2028 15,000 15,164
5.35%, 4/1/2034(d) 64,000 63,555
Public Service Enterprise
Group, Inc. ,
6.13%, 10/15/2033 55,000 57,411
5.45%, 4/1/2034 71,000 70,655
333,307
Office REITs 0.3%
Boston Properties LP ,
5.75%, 1/15/2035(d) 60,000 58,730
Oil, Gas & Consumable Fuels 6.0%
BP Capital Markets plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.04%),
4.38%, 6/22/2025(e)(f) 41,000 40,775
Cheniere Energy Partners LP ,
5.95%, 6/30/2033 150,000 153,272
Cheniere Energy, Inc. ,
5.65%, 4/15/2034 39,000 38,987
CITGO Petroleum Corp. ,
8.38%, 1/15/2029(a)(d) 43,000 44,432
Coterra Energy, Inc. ,
5.90%, 2/15/2055 55,000 51,903
CVR Energy, Inc. ,
5.75%, 2/15/2028(a) 100,000 94,156
DT Midstream, Inc. ,
4.30%, 4/15/2032(a) 56,000 51,525
5.80%, 12/15/2034(a) 85,000 84,865
Eastern Energy Gas Holdings
LLC ,
6.20%, 1/15/2055 19,000 19,493
Enbridge, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.12%),
7.38%, 3/15/2055(e) 104,000 107,776
Energy Transfer LP ,
5.55%, 5/15/2034 17,000 16,839
Global Partners LP ,
6.88%, 1/15/2029 30,000 30,426
8.25%, 1/15/2032(a)(d) 65,000 67,845
Hess Midstream Operations
LP ,
5.50%, 10/15/2030(a) 34,000 33,570
Howard Midstream Energy
Partners LLC ,
8.88%, 7/15/2028(a) 43,000 45,355
7.38%, 7/15/2032(a) 21,000 21,831
Occidental Petroleum Corp. ,
6.45%, 9/15/2036 9,000 9,233
ONEOK, Inc. ,
5.80%, 11/1/2030 37,000 38,116
6.10%, 11/15/2032(d) 122,000 126,304

4 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide BNY Mellon Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Plains All American Pipeline
LP ,
5.95%, 6/15/2035 113,000 114,355
South Bow USA Infrastructure
Holdings LLC ,
5.03%, 10/1/2029(a) 56,000 55,100
Tecpetrol SA ,
7.63%, 1/22/2033(a) 70,000 70,307
Venture Global Calcasieu
Pass LLC ,
6.25%, 1/15/2030(a) 45,000 45,824
Venture Global LNG, Inc. ,
8.13%, 6/1/2028(a) 30,000 31,352
1,393,641
Paper & Forest Products 0.2%
Suzano Austria GmbH ,
3.75%, 1/15/2031 59,000 52,523
Passenger Airlines 0.3%
United Airlines, Inc. ,
4.63%, 4/15/2029(a) 78,000 74,882
Residential REITs 0.2%
American Homes 4 Rent LP ,
5.25%, 3/15/2035 50,000 48,555
Retail REITs 0.9%
Brixmor Operating Partnership
LP ,
3.85%, 2/1/2025 47,000 47,000
Kite Realty Group LP ,
4.00%, 10/1/2026 38,000 37,531
4.95%, 12/15/2031 64,000 62,403
5.50%, 3/1/2034 13,000 12,904
Phillips Edison Grocery Center
Operating Partnership I LP ,
5.75%, 7/15/2034 57,000 57,205
217,043
Semiconductors & Semiconductor Equipment 1.2%
Intel Corp. ,
5.20%, 2/10/2033(d) 18,000 17,496
5.70%, 2/10/2053 12,000 10,685
Micron Technology, Inc. ,
2.70%, 4/15/2032 214,000 179,702
NXP BV ,
3.40%, 5/1/2030 72,000 66,488
274,371
Software 1.1%
Oracle Corp. ,
5.55%, 2/6/2053 24,000 22,513
5.38%, 9/27/2054 119,000 108,765
VMware LLC ,
2.20%, 8/15/2031(d) 157,000 130,956
262,234
Specialized REITs 0.2%
Iron Mountain, Inc. ,
4.88%, 9/15/2029(a) 45,000 43,139
Corporate Bonds
Principal
Amount ($) Value ($)
Specialty Retail 0.2%
Asbury Automotive Group,
Inc. ,
5.00%, 2/15/2032(a) 50,000 46,783
Technology Hardware, Storage & Peripherals 0.3%
Dell International LLC ,
3.45%, 12/15/2051 88,000 59,113
Tobacco 0.8%
BAT Capital Corp. ,
6.34%, 8/2/2030(d) 59,000 62,315
7.08%, 8/2/2053(d) 21,000 23,168
Philip Morris International,
Inc. ,
5.63%, 11/17/2029 27,000 27,855
2.10%, 5/1/2030 90,000 78,203
191,541
Total Corporate Bonds
(cost $7,807,524)
7,709,698
Foreign Government Securities 4.2%
AUSTRALIA 1.0%
New South Wales Treasury
Corp.,
Reg. S, 1.75%, 3/20/2034 AUD 125,000 58,983
Treasury Corp. of Victoria,
5.25%, 9/15/2038 300,000 181,500
240,483
JAPAN 1.4%
Japan Government Bond,
2.20%, 6/20/2054 JPY 50,900,000 322,722
ROMANIA 0.3%
Romania Government Bond,
5.75%, 3/24/2035(a) 70,000 62,825
UNITED KINGDOM 1.5%
U.K. Treasury Gilt,
Reg. S, 1.50%, 7/31/2053 GBP 600,000 348,559
Total Foreign Government Securities
(cost $1,093,165)
974,589
Mortgage-Backed Securities 27.7%
FHLMC Gold Pool
Pool# J14732
4.00%, 3/1/2026 2 2
Pool# G08721
3.00%, 9/1/2046 302,545 263,143
Pool# G08726
3.00%, 10/1/2046 305,189 265,442
FHLMC UMBS Pool
Pool# SD0040
3.00%, 7/1/2049 300,185 259,756
Pool# QC0345
2.00%, 3/1/2051 351,438 278,527

Nationwide BNY Mellon Core Plus Bond Fund - January 31, 2025 (Unaudited) - Statement of Investments - 5
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SD3771
2.50%, 3/1/2052 598,100 491,669
Pool# SD1716
5.00%, 9/1/2052 548,463 536,258
Pool# SD1853
5.50%, 11/1/2052 348,959 350,675
Pool# RJ1975
6.00%, 7/1/2054 592,632 601,829
FNMA UMBS Pool
Pool# MA2124
3.00%, 12/1/2029 229,790 222,618
Pool# AJ9278
3.50%, 12/1/2041 270,841 246,906
Pool# AU2592
3.50%, 8/1/2043 269,435 245,358
Pool# AZ7353
3.50%, 11/1/2045 304,719 275,748
Pool# CA7972
3.00%, 9/1/2050 116,022 99,817
Pool# CB2371
2.50%, 12/1/2051 191,477 158,120
Pool# FS1376
3.00%, 12/1/2051 302,237 260,445
Pool# FS5928
2.50%, 1/1/2052 683,332 561,621
Pool# FS2257
4.50%, 7/1/2052 303,483 287,856
Pool# BV7937
4.00%, 8/1/2052 344,713 315,633
Pool# FS8585
5.50%, 7/1/2054 402,323 401,070
Pool# CB8858
6.00%, 7/1/2054 278,245 282,565
Total Mortgage-Backed Securities
(cost $6,713,827)
6,405,058
U.S. Treasury Obligations 17.7%
U.S. Treasury Bond, 4.50%,
11/15/2054 40,000 38,100
U.S. Treasury Bonds
4.63%, 5/15/2044 209,000 203,089
4.13%, 8/15/2044 90,000 81,647
3.00%, 11/15/2044 64,000 48,752
4.63%, 5/15/2054 36,000 34,931
4.25%, 8/15/2054 190,000 173,227
U.S. Treasury Notes
4.63%, 2/28/2026 207,000 207,773
4.13%, 2/15/2027 59,000 58,894
4.63%, 4/30/2029 (d) 1,864,000 1,885,771
4.13%, 11/30/2029 1,163,000 1,152,824
4.13%, 11/30/2031 58,000 56,912
4.25%, 11/15/2034 156,000 152,368
Total U.S. Treasury Obligations
(cost $4,100,137)
4,094,288
Repurchase Agreement 3.5%
Principal
Amount ($) Value ($)
CF Secured, LLC
4.33%, dated 1/31/2025,
due 2/3/2025, repurchase
price $813,802,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.50%, maturing
2/28/2025 - 11/15/2054;
total market value
$830,077. (g) 813,508 813,508
Total Repurchase Agreement
(cost $813,508)
813,508
Total Investments
(cost $23,351,877) — 98.7%
22,815,907
Other assets in excess of
liabilities — 1.3% 291,696
NET ASSETS — 100.0%
$ 23,107,603
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of January 31, 2025
was $4,600,069 which represents 19.91% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of January 31,
2025.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of January 31, 2025.
(d) The security or a portion of this security is on loan as of
January 31, 2025. The total value of securities on loan as of
January 31, 2025 was $2,903,668, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $813,508 and by $2,190,370 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 5.00%, and maturity dates ranging
from 2/20/2025 – 8/15/2054, a total value of $3,003,878.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of January 31, 2025.
(f) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2025. The maturity date reflects the next call date.
(g) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2025 was $813,508.

6 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide BNY Mellon Core Plus Bond Fund
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Currency:
AUD Australian Dollar
GBP British Pound
JPY Japanese Yen
Centrally Cleared Credit default swap contracts outstanding - buy protection as of January 31, 2025
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional
Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX
North American
Investment Grade
Index Series
43-V1 1.00 Quarterly 12/20/2029 0.49 USD 165,000 (3,684) (236) (3,920)
(3,684) (236) (3,920)
Centrally Cleared Credit default swap contracts outstanding - sell protection as of January 31, 2025
5
:
Reference
Obligation/Index
Financing
Rate
Received
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX North
American High
Yield Index Series
43-V1 5.00 Quarterly 12/20/2029 3.00 USD 225,000 18,052 1,501 19,553
Total unrealized appreciation 18,052 1,501 19,553
1 The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
5 The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and the Fund is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.

Nationwide BNY Mellon Core Plus Bond Fund - January 31, 2025 (Unaudited) - Statement of Investments - 7
Centrally Cleared Inflation-Linked swap contracts outstanding as of January 31, 2025 :
Floating Rate Index Fixed Rate
Pay/
Receive
Floating
Rate
Maturity
Date Notional Amount
Upfront
Payment
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($) Value ($)
1 month USCPI At
Termination
2.52% At
Termination Rec 7/5/2054 USD 450,000 (14,655) 11,196 (3,459)
1 month USCPI At
Termination
2.46% At
Termination Rec 10/4/2034 USD 1,150,000 (665) 10,466 9,801
Total unrealized appreciation (15,320) 21,662 6,342
1 month HICPXT At
Termination
2.47% At
Termination Pay 7/9/2054 EUR 265,000 28,167 (7,054) 21,113
1 month UKRPI At
Termination
3.71% At
Termination Pay 5/16/2034 GBP 825,000 21,304 (8,801) 12,503
Total unrealized depreciation 49,471 (15,855) 33,616
Net unrealized appreciation 34,151 5,807 39,958
– – –
Abbreviation:
HICPXT Harmonized Index of Consumer Prices ex. Tobacco
UKRPI United Kingdom Retail Price Index
USCPI United States Consumer Price Index
Currency:
EUR Euro
GBP British pound
USD United States dollar
Centrally Cleared Interest rate swap contracts outstanding as of January 31, 2025 :
Floating Rate Index Fixed Rate
Pay/
Receive
Floating
Rate
Maturity
Date Notional Amount
Upfront
Payment
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($) Value ($)
6 month EURIBOR
Semi-Annual
2.70% Annual
Pay 7/26/2029 EUR 735,000 10,601 12,927 23,528
– – –
3 month STIBOR Quarterly 2.39% Annual Rec 7/26/2029 SEK 8,600,000 1,183 (14,360) (13,177)
Net unrealized depreciation 11,784 (1,433) 10,351
– – –
Abbreviation :
EURIBOR Euro Interbank Offered Rate
STIBOR Stockholm Interbank Offered Rate
Currency:
EUR Euro
SEK Swedish krona

8 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide BNY Mellon Core Plus Bond Fund
Forward Foreign Currency Contracts outstanding as of January 31, 2025:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
SEK 210,000 USD 18,883 Barclays Bank plc 2/10/2025 64
USD 381,058 GBP 307,000 Barclays Bank plc 2/10/2025 420
USD 16,291 SEK 180,000 Barclays Bank plc 2/10/2025 51
Total unrealized appreciation 535
CAD 1,411,000 USD 979,573 Barclays Bank plc 2/10/2025 (8,480)
USD 560,245 AUD 902,000 Barclays Bank plc 2/10/2025 (533)
USD 189,157 EUR 183,000 Barclays Bank plc 2/10/2025 (738)
USD 533,158 JPY 83,377,000 Barclays Bank plc 2/10/2025 (4,852)
Total unrealized depreciation (14,603)
Net unrealized depreciation (14,068)
Currency:
AUD Australian dollar
CAD Canadian dollar
EUR Euro
GBP British pound
JPY Japanese yen
SEK Swedish krona
USD United States dollar
Futures contracts outstanding as of January 31, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 6 3/2025 USD 1,233,750 746
U.S. Treasury 5 Year Note 17 3/2025 USD 1,808,641 (7,277)
U.S. Treasury Long Bond 24 3/2025 USD 2,733,750 (144,794)
U.S. Treasury Ultra Bond 6 3/2025 USD 710,812 910
Total long contracts (150,415)
Short Contracts
Australia 10 Year Bond (4) 3/2025 AUD (279,306) 6,029
Canada 10 Year Bond (5) 3/2025 CAD (426,360) (12,596)
Japan 10 Year Bond (1) 3/2025 JPY (906,992) 11,381
U.S. Treasury 10 Year Ultra Note (24) 3/2025 USD (2,673,000) 23,881
Total short contracts 28,695
Net contracts (121,720)
Currency:
AUD Australian Dollar
CAD Canadian Dollar
JPY Japanese Yen
USD United States Dollar

Nationwide BNY Mellon Core Plus Bond Fund - January 31, 2025 (Unaudited) - Statement of Investments - 9
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

10 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide BNY Mellon Core Plus Bond Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2025. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Swap Contracts
Credit Default Swap Contracts — The Fund entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose the Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market or selected credit markets while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and short exposure to select credit and sovereign debt securities, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
The Fund segregates liquid assets to cover its obligations under its credit default swap contracts.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii)
receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.
As the protection seller in a credit default swap contract, the Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event)
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 2,273,005 $ – $ 2,273,005
Collateralized Mortgage Obligations – 545,761 – 545,761
Corporate Bonds – 7,709,698 – 7,709,698
Credit Default Swaps† – 1,501 – 1,501
Foreign Government Securities – 974,589 – 974,589
Forward Foreign Currency Contracts – 535 – 535
Futures Contracts 42,947 – – 42,947
Inflation-linked Swaps† – 21,662 – 21,662
Interest Rate Swaps† – 12,927 – 12,927
Mortgage-Backed Securities – 6,405,058 – 6,405,058
Repurchase Agreement – 813,508 – 813,508
U.S. Treasury Obligations – 4,094,288 – 4,094,288
Total Assets $ 42,947 $ 22,852,532 $ – $ 22,895,479
Liabilities:
Credit Default Swaps† $ – $ (236) $ – $ (236)
Forward Foreign Currency Contracts – (14,603) – (14,603)
Futures Contracts (164,667) – – (164,667)
Inflation-linked Swaps† – (15,855) – (15,855)
Interest Rate Swaps† – (14,360) – (14,360)
Total Liabilities $ (164,667) $ (45,054) $ – $ (209,721)
Total $ (121,720) $ 22,807,478 $ – $ 22,685,758
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).

Nationwide BNY Mellon Core Plus Bond Fund - January 31, 2025 (Unaudited) - Statement of Investments - 11
by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event)
occurs, the Fund keeps the stream of payments and would have no payment of obligations.
If a credit event or default (or similar event) occurs, the Fund either (i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities. Credit indices are traded using credit default swap contracts with standardized terms including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of January 31, 2025 are disclosed in the Statement of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Interest Rate Swap Contracts — The Fund entered into interest rate swap contracts to hedge against investment risks, to manage portfolio duration, to obtain exposure to the investment characteristics of certain bonds or groups of bonds, and/or to otherwise increase returns, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Interest rate swap contracts are swaps contracts in which the parties exchange their rights to receive payments on a security or other reference rate. For example, the parties might swap the right to receive floating rate payments for the right to receive fixed rate payments.
The Fund has segregated liquid assets to cover its obligations under the interest rate swap contract.
Interest rate swap contracts are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swap contracts may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated. The use of interest rate swap contracts involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates, which may result in losses to the Fund. Interest rate swap contracts also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the Fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the Fund’s initial investment. Interest rate swap contracts are marked-to-market daily based on valuations from an independent pricing service. Interest rate swap contracts are generally categorized as Level 2 investments within the hierarchy.
(b) Forward Foreign Currency Contracts
The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, and/or to seek to protect against anticipated changes in future foreign currency exchange rate, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward

12 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide BNY Mellon Core Plus Bond Fund
foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
(c) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of January 31, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of January 31, 2025:
Assets: Fair Value
Swap Contracts†
Credit risk Unrealized appreciation from centrally cleared swap contracts $ 1,501
Interest rate risk Unrealized appreciation on centrally cleared swap contracts 34,589
Forward Foreign Currency Contracts
Currency risk Unrealized appreciation on forward foreign currency contracts 535
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts 42,947
Total $ 79,572

Nationwide BNY Mellon Core Plus Bond Fund - January 31, 2025 (Unaudited) - Statement of Investments - 13
Liabilities:
Swap Contracts†
Credit risk Unrealized depreciation on centrally cleared swap contracts $ (236)
Interest rate risk Unrealized depreciation on centrally cleared swap contracts (30,215)
Forward Foreign Currency Contracts
Currency risk Unrealized depreciation on forward foreign currency contracts (14,603)
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts (164,667)
Total $ (209,721)
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Bond Fund
Asset-Backed Securities 12.1%
Principal
Amount ($) Value ($)
Airlines 0.8%
British Airways Pass-Through
Trust, Series 2021-1, Class
B, 3.90%, 9/15/2031(a) 639,363 601,349
United Airlines Pass-Through
Trust
Series 2020-1, Class A,
5.88%, 10/15/2027 724,565 735,538
Series 2024-1, Class AA,
5.45%, 2/15/2037 292,000 289,947
Series 2024-1, Class A,
5.88%, 2/15/2037 500,000 505,829
2,132,663
Automobiles 3.1%
American Heritage Auto
Receivables Trust, Series
2024-1A, Class A2, 4.83%,
3/15/2028(a) 800,000 801,110
Carmax Select Receivables
Trust, Series 2024-A, Class
A3, 5.40%, 11/15/2028 250,000 252,925
Exeter Automobile
Receivables Trust, Series
2024-3A, Class A3, 5.65%,
12/15/2027 500,000 502,972
GM Financial Automobile
Leasing Trust, Series
2024-2, Class A3, 5.39%,
7/20/2027 300,000 303,248
Harley-Davidson Motorcycle
Trust, Series 2023-A, Class
A3, 5.05%, 12/15/2027 878,983 881,559
Porsche Innovative Lease
Owner Trust, Series 2024-
2A, Class A3, 4.35%,
10/20/2027(a) 500,000 499,019
Santander Drive Auto
Receivables Trust
Series 2024-5, Class A3,
4.62%, 11/15/2028 500,000 499,357
Series 2024-3, Class A3,
5.63%, 1/16/2029 500,000 505,162
SBNA Auto Lease Trust,
Series 2024-B, Class A3,
5.56%, 11/22/2027(a) 400,000 404,118
Tesla Auto Lease Trust
Series 2024-A, Class A2A,
5.37%, 6/22/2026(a) 263,616 264,115
Series 2024-B, Class A3,
4.82%, 10/20/2027(a) 1,000,000 1,000,830
Westlake Automobile
Receivables Trust
Series 2023-4A, Class A3,
6.24%, 7/15/2027(a) 500,000 505,653
Series 2023-1A, Class A3,
5.21%, 1/18/2028(a) 676,873 677,478
Series 2024-3A, Class A3,
4.71%, 4/17/2028(a) 1,000,000 1,000,076
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
World Omni Select Auto Trust,
Series 2024-A, Class A3,
4.98%, 2/15/2030 250,000 251,414
8,349,036
Credit Card 1.3%
BA Credit Card Trust, Series
2023-A1, Class A1, 4.79%,
5/15/2028 500,000 502,099
Capital One Multi-Asset
Execution Trust, Series
2023-A1, Class A, 4.42%,
5/15/2028 1,000,000 999,901
Chase Issuance Trust, Series
2023-A1, Class A, 5.16%,
9/15/2028 1,500,000 1,516,286
Discover Card Execution
Note Trust, Series 2023-A1,
Class A, 4.31%, 3/15/2028 500,000 499,249
3,517,535
Equipment Loans & Leases 1.2%
Barings Equipment Finance
LLC, Series 2025-A, Class
A2, 4.64%, 10/13/2028(a) 2,750,000 2,752,962
Dllad LLC
Series 2024-1A, Class A2,
5.50%, 8/20/2027(a) 141,822 142,600
Series 2024-1A, Class A3,
5.30%, 7/20/2029(a) 200,000 202,889
3,098,451
Home Equity 0.0%
†
Park Place Securities, Inc.
Asset-Backed Pass-
Through Certificates, Series
2005-WCH1, Class M4,
5.67%, 1/25/2036(b) 49,528 49,255
Other 5.7%
720 East CLO V Ltd., Series
2024-2A, Class A1, 5.82%,
7/20/2037(a)(b) 1,400,000 1,410,620
AMSR Trust, Series 2024-
SFR1, Class A, 4.29%,
7/17/2041(a)(c) 1,500,000 1,455,918
Ares XXXIX CLO Ltd., Series
2016-39A, Class AR3,
5.71%, 7/18/2037(a)(b) 2,250,000 2,264,567
CVS Pass-Through Trust,
6.94%, 1/10/2030 934,328 952,968
Golden Bear LLC, Series
2016-1A, Class A, 3.75%,
9/20/2047(a) 649,082 581,221
Goodgreen
Series 2019-2A, Class A,
2.76%, 4/15/2055(a) 787,288 659,343
Series 2022-1A, Class A,
3.84%, 10/15/2056(a) 489,080 425,043
Goodgreen Trust, Series
2017-1A, Class A, 3.74%,
10/15/2052(a) 74,523 67,495

Nationwide Bond Fund - January 31, 2025 (Unaudited) - Statement of Investments - 15
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
HERO Funding Trust
Series 2015-2A, Class A,
3.99%, 9/20/2040(a) 77,046 72,189
Series 2015-1A, Class A,
3.84%, 9/21/2040(a) 327,913 305,245
Series 2015-3A, Class A,
4.28%, 9/20/2041(a) 305,141 289,736
Magnetite XVII Ltd., Series
2016-17A, Class AR2,
5.79%, 4/20/2037(a)(b) 1,400,000 1,409,913
Marathon CLO Ltd., Series
2020-15A, Class A1R3,
5.97%, 8/15/2037(a)(b) 1,500,000 1,506,821
Reach ABS Trust, Series
2024-2A, Class A, 5.88%,
7/15/2031(a) 333,383 334,999
Renew, Series 2018-1, Class
A, 3.95%, 9/20/2053(a) 700,403 637,057
Tricon Residential Trust
Series 2024-SFR2, Class A,
4.75%, 6/17/2040(a) 999,378 991,384
Series 2024-SFR1, Class B,
4.75%, 4/17/2041(a) 300,000 293,496
Wise CLO Ltd., Series
2024-2A, Class A, 5.76%,
7/15/2037(a)(b) 1,500,000 1,510,313
15,168,328
Total Asset-Backed Securities
(cost $32,623,385)
32,315,268
Collateralized Mortgage Obligations 1.9%
Alternative Loan Trust, Series
2007-2CB, Class 2A14,
5.75%, 3/25/2037 169,930 82,842
American Home Mortgage
Investment Trust, Series
2004-3, Class 6A1, 5.32%,
10/25/2034(c) 1,488 1,453
Angel Oak Mortgage Trust,
Series 2020-1, Class A1,
2.47%, 12/25/2059(a)(b) 188,005 181,007
AREIT Trust, Series 2022-
CRE6, Class A, 5.62%,
1/20/2037(a)(b) 320,061 320,061
Chase Mortgage Finance
Corp., Series 2016-
SH2, Class M2, 3.75%,
12/25/2045(a)(b) 2,122,180 1,920,023
CHL Mortgage Pass-Through
Trust, Series 2005-15,
Class A7, 5.50%, 8/25/2035 35,665 18,325
Citigroup Mortgage Loan
Trust, Series 2015-
RP2, Class A1, 3.50%,
1/25/2053(a)(b) 114,900 107,068
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Citigroup Mortgage Loan
Trust, Inc., Series 2018-
RP1, Class A1, 3.00%,
9/25/2064(a)(b) 74,936 73,174
MASTR Alternative Loan
Trust, Series 2005-6, Class
1A5, 5.50%, 12/25/2035 111,007 71,765
NYMT Loan Trust
Series 2022-CP1, Class A2,
3.01%, 7/25/2061(a) 688,000 592,326
Series 2022-CP1, Class M1,
3.21%, 7/25/2061(a) 688,000 586,553
Series 2022-CP1, Class M2,
3.51%, 7/25/2061(a) 465,000 396,584
Sequoia Mortgage Trust,
Series 2017-CH1, Class A2,
3.50%, 8/25/2047(a)(b) 16,386 14,879
Verus Securitization Trust
Series 2022-3, Class A2,
4.13%, 2/25/2067(a)(b) 325,814 303,229
Series 2022-3, Class A1,
4.13%, 2/25/2067(a)(c) 244,714 229,506
Visio Trust, Series 2019-
2, Class A2, 2.92%,
11/25/2054(a)(b) 92,962 90,463
Total Collateralized Mortgage Obligations
(cost $5,650,309)
4,989,258
Commercial Mortgage-Backed Securities 3.0%
Aventura Mall Trust, Series
2018-AVM, Class A, 4.11%,
7/5/2040(a)(b) 700,000 678,024
BBCMS Mortgage Trust,
Series 2016-ETC, Class C,
3.39%, 8/14/2036(a) 6,300,000 5,775,004
BXP Trust, Series 2017-
GM, Class B, 3.42%,
6/13/2039(a)(b) 1,300,000 1,239,874
Natixis Commercial Mortgage
Securities Trust, Series
2019-LVL, Class A, 3.89%,
8/15/2038(a) 400,000 372,424
Total Commercial Mortgage-Backed
Securities
(cost $8,928,924) 8,065,326
Corporate Bonds 34.0%
Aerospace & Defense 1.0%
Boeing Co. (The) ,
2.95%, 2/1/2030 550,000 493,424
3.25%, 2/1/2035 500,000 402,817
5.81%, 5/1/2050 100,000 94,120
GE Capital Funding LLC ,
4.55%, 5/15/2032 322,000 309,814
Lockheed Martin Corp. ,
4.07%, 12/15/2042 150,000 124,955
RTX Corp. ,
4.13%, 11/16/2028 1,150,000 1,125,116

16 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Aerospace & Defense
RTX Corp.,
5.15%, 2/27/2033 150,000 148,996
2,699,242
Automobiles 0.4%
Hyundai Capital America ,
2.38%, 10/15/2027(a) 385,000 360,067
1.80%, 1/10/2028(a) 140,000 127,764
6.38%, 4/8/2030(a) 460,000 481,675
969,506
Banks 5.8%
Bank of America Corp. ,
(SOFR + 1.33%), 3.38%,
4/2/2026(d) 1,000,000 997,759
(CME Term SOFR 3
Month + 1.47%), 3.97%,
2/7/2030(d) 990,000 952,639
(SOFR + 1.84%), 5.87%,
9/15/2034(d) 400,000 412,333
(SOFR + 1.91%), 5.43%,
8/15/2035(d) 425,000 414,235
Bank of Montreal ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.40%),
3.09%, 1/10/2037(d) 1,250,000 1,039,224
BPCE SA ,
4.50%, 3/15/2025(a) 1,100,000 1,099,013
(SOFR + 1.52%), 1.65%,
10/6/2026(a)(d) 250,000 244,562
(SOFR + 1.73%), 3.12%,
10/19/2032(a)(d) 775,000 645,554
Citigroup, Inc. ,
(SOFR + 1.53%), 3.29%,
3/17/2026(d) 775,000 773,471
(SOFR + 1.94%), 3.79%,
3/17/2033(d) 450,000 406,099
Citizens Financial Group, Inc. ,
(SOFR + 2.33%), 6.65%,
4/25/2035(d) 650,000 688,137
Commonwealth Bank of
Australia ,
3.78%, 3/14/2032(a) 550,000 490,852
Huntington National Bank
(The) ,
5.65%, 1/10/2030 1,000,000 1,019,954
JPMorgan Chase & Co. ,
(SOFR + 1.85%), 2.08%,
4/22/2026(d) 775,000 770,471
(SOFR + 2.08%), 4.91%,
7/25/2033(d) 375,000 367,626
(SOFR + 1.46%), 5.29%,
7/22/2035(d) 500,000 495,871
PNC Financial Services
Group, Inc. (The) ,
(SOFR + 1.93%), 5.07%,
1/24/2034(d) 490,000 479,468
Truist Financial Corp. ,
(SOFR + 2.24%), 4.92%,
7/28/2033(d) 300,000 283,980
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Truist Financial Corp.,
(SOFR + 1.85%), 5.12%,
1/26/2034(d) 750,000 730,240
US Bancorp ,
(SOFR + 1.88%), 6.79%,
10/26/2027(d) 450,000 464,702
(SOFR + 1.86%), 5.68%,
1/23/2035(d) 200,000 201,962
Wells Fargo & Co. ,
3.00%, 4/22/2026 700,000 686,710
(SOFR + 1.50%), 3.35%,
3/2/2033(d) 750,000 661,766
Westpac Banking Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.53%),
3.02%, 11/18/2036(d) 1,250,000 1,062,462
15,389,090
Beverages 0.3%
Anheuser-Busch Cos. LLC ,
4.90%, 2/1/2046 584,000 527,779
Bacardi Ltd. ,
5.90%, 6/15/2043(a) 150,000 145,258
5.30%, 5/15/2048(a) 160,000 142,420
815,457
Biotechnology 0.5%
Amgen, Inc. ,
4.05%, 8/18/2029 325,000 313,878
5.65%, 3/2/2053 435,000 420,392
CSL Finance plc ,
4.25%, 4/27/2032(a) 540,000 509,279
1,243,549
Broadline Retail 0.3%
Amazon.com, Inc. ,
4.70%, 12/1/2032 825,000 818,547
Building Products 0.1%
Owens Corning ,
5.95%, 6/15/2054 281,000 281,804
Capital Markets 2.6%
Brookfield Finance, Inc. ,
4.35%, 4/15/2030 600,000 580,447
FMR LLC ,
4.95%, 2/1/2033(a) 925,000 907,818
Goldman Sachs Group, Inc.
(The) ,
3.50%, 4/1/2025 100,000 99,824
(SOFR + 0.80%), 1.43%,
3/9/2027(d) 750,000 723,082
(SOFR + 0.82%), 1.54%,
9/10/2027(d) 150,000 142,364
Morgan Stanley ,
(SOFR + 2.62%), 5.30%,
4/20/2037(d) 600,000 585,639
Nuveen LLC ,
5.85%, 4/15/2034(a) 665,000 672,403
S&P Global, Inc. ,
2.90%, 3/1/2032 400,000 349,353

Nationwide Bond Fund - January 31, 2025 (Unaudited) - Statement of Investments - 17
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
UBS Group AG ,
4.13%, 9/24/2025(a) 1,000,000 997,285
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.75%),
4.75%, 5/12/2028(a)(d) 2,000,000 1,991,710
7,049,925
Chemicals 0.5%
Cytec Industries, Inc. ,
3.95%, 5/1/2025 600,000 600,000
Solvay Finance America LLC ,
5.85%, 6/4/2034(a) 600,000 608,188
1,208,188
Consumer Finance 0.7%
Ford Motor Credit Co. LLC ,
2.30%, 2/10/2025 1,850,000 1,848,995
Consumer Staples Distribution & Retail 0.5%
CVS Pass-Through Trust ,
7.51%, 1/10/2032(a) 487,821 509,740
Walmart, Inc. ,
4.15%, 9/9/2032 575,000 555,334
4.50%, 4/15/2053 200,000 174,444
1,239,518
Containers & Packaging 0.8%
Amcor Group Finance plc ,
5.45%, 5/23/2029 1,000,000 1,011,199
Sonoco Products Co. ,
4.60%, 9/1/2029 1,150,000 1,124,653
2,135,852
Diversified REITs 0.1%
VICI Properties LP ,
4.63%, 6/15/2025(a) 250,000 249,443
Diversified Telecommunication Services 0.6%
AT&T, Inc. ,
2.55%, 12/1/2033 174,000 140,457
3.65%, 6/1/2051 695,000 490,303
Verizon Communications, Inc. ,
2.55%, 3/21/2031 974,000 844,502
1,475,262
Electric Utilities 5.6%
Alliant Energy Finance LLC ,
4.25%, 6/15/2028(a) 2,000,000 1,944,443
American Electric Power Co.,
Inc. ,
5.70%, 8/15/2025 750,000 753,199
Appalachian Power Co. ,
Series BB, 4.50%, 8/1/2032 225,000 212,647
Series Z, 3.70%, 5/1/2050 390,000 269,298
DTE Electric Co. ,
5.20%, 4/1/2033 825,000 823,649
Duke Energy Ohio, Inc. ,
5.25%, 4/1/2033 865,000 865,295
Entergy Arkansas LLC ,
5.45%, 6/1/2034 935,000 945,343
Evergy Kansas Central, Inc. ,
5.90%, 11/15/2033 500,000 518,220
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Evergy , Inc. ,
2.90%, 9/15/2029 1,020,000 927,701
Fells Point Funding Trust ,
3.05%, 1/31/2027(a) 2,625,000 2,527,118
FirstEnergy Pennsylvania
Electric Co. ,
4.30%, 1/15/2029(a) 1,000,000 975,055
Georgia Power Co. ,
4.70%, 5/15/2032 1,250,000 1,215,725
Indiana Michigan Power Co. ,
3.85%, 5/15/2028 250,000 242,979
Jersey Central Power & Light
Co. ,
2.75%, 3/1/2032(a) 170,000 144,826
Kentucky Utilities Co. ,
Series KENT, 5.45%,
4/15/2033 325,000 328,915
NextEra Energy Capital
Holdings, Inc. ,
6.05%, 3/1/2025 160,000 160,154
Pacific Gas and Electric Co. ,
2.50%, 2/1/2031 145,000 121,940
PPL Capital Funding, Inc. ,
4.13%, 4/15/2030 15,000 14,341
Southern California Edison
Co. ,
5.85%, 11/1/2027 400,000 404,346
Southern Co. (The) ,
4.40%, 7/1/2046 200,000 164,865
Vistra Operations Co. LLC ,
5.50%, 9/1/2026(a) 200,000 199,917
5.00%, 7/31/2027(a) 85,000 83,795
4.30%, 7/15/2029(a) 1,000,000 958,310
14,802,081
Entertainment 0.2%
Warnermedia Holdings, Inc. ,
4.28%, 3/15/2032 500,000 441,503
Financial Services 0.1%
Global Payments, Inc. ,
2.65%, 2/15/2025 250,000 249,677
Food Products 1.2%
Bunge Ltd. Finance Corp. ,
4.65%, 9/17/2034 675,000 639,530
Cargill, Inc. ,
5.13%, 10/11/2032(a) 445,000 443,388
4.38%, 4/22/2052(a) 115,000 94,666
Conagra Brands, Inc. ,
5.30%, 11/1/2038 400,000 376,649
J M Smucker Co. (The) ,
6.50%, 11/15/2043 750,000 795,291
JBS USA Holding Lux Sarl ,
3.63%, 1/15/2032 111,000 98,212
5.75%, 4/1/2033 610,000 613,768
6.50%, 12/1/2052 100,000 101,953
3,163,457
Ground Transportation 0.7%
Ashtead Capital, Inc. ,
4.00%, 5/1/2028(a) 1,600,000 1,547,182

18 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Ground Transportation
ERAC USA Finance LLC ,
5.40%, 5/1/2053(a) 415,000 394,607
1,941,789
Health Care Equipment & Supplies 0.4%
GE HealthCare Technologies,
Inc. ,
5.86%, 3/15/2030 1,000,000 1,037,770
Health Care Providers & Services 0.6%
CVS Health Corp. ,
5.00%, 2/20/2026 1,000,000 1,001,765
5.70%, 6/1/2034 300,000 299,119
HCA, Inc. ,
5.25%, 4/15/2025 250,000 250,155
1,551,039
Health Care REITs 0.4%
Alexandria Real Estate
Equities, Inc. ,
3.45%, 4/30/2025 237,000 236,286
Healthpeak OP LLC ,
3.25%, 7/15/2026 175,000 171,405
Ventas Realty LP ,
5.63%, 7/1/2034 475,000 478,340
Welltower OP LLC ,
4.00%, 6/1/2025 175,000 174,565
1,060,596
Independent Power and Renewable Electricity Producers
0.1%
Alexander Funding Trust II ,
7.47%, 7/31/2028(a) 280,000 296,492
Calpine Corp. ,
4.50%, 2/15/2028(a) 85,000 82,469
378,961
Industrial REITs 0.4%
LXP Industrial Trust ,
6.75%, 11/15/2028 900,000 945,825
Insurance 1.3%
Brighthouse Financial Global
Funding ,
5.65%, 6/10/2029(a) 700,000 707,630
Five Corners Funding Trust IV ,
6.00%, 2/15/2053(a) 190,000 191,101
MassMutual Global Funding II ,
5.15%, 5/30/2029(a) 750,000 760,591
New York Life Global Funding ,
4.55%, 1/28/2033(a) 750,000 719,007
Pine Street Trust III ,
6.22%, 5/15/2054(a) 405,000 410,989
Sammons Financial Group,
Inc. ,
6.88%, 4/15/2034(a) 675,000 708,085
3,497,403
IT Services 0.4%
IBM International Capital Pte.
Ltd. ,
4.90%, 2/5/2034 300,000 291,937
Corporate Bonds
Principal
Amount ($) Value ($)
IT Services
International Business
Machines Corp. ,
4.40%, 7/27/2032 850,000 813,711
1,105,648
Machinery 0.1%
Daimler Truck Finance North
America LLC ,
3.50%, 4/7/2025(a) 250,000 249,477
Media 0.2%
Charter Communications
Operating LLC ,
5.75%, 4/1/2048 400,000 346,109
Comcast Corp. ,
2.94%, 11/1/2056 208,000 120,625
466,734
Multi-Utilities 0.3%
Black Hills Corp. ,
3.05%, 10/15/2029 675,000 618,453
Southern Co. Gas Capital
Corp. ,
3.88%, 11/15/2025 275,000 273,197
891,650
Oil, Gas & Consumable Fuels 3.2%
Aker BP ASA ,
5.80%, 10/1/2054(a) 425,000 385,001
Boardwalk Pipelines LP ,
5.95%, 6/1/2026 263,000 266,176
BP Capital Markets America,
Inc. ,
5.23%, 11/17/2034 825,000 814,196
Energy Transfer LP ,
4.75%, 1/15/2026 500,000 500,174
5.50%, 6/1/2027 1,000,000 1,012,729
6.50%, 2/1/2042 350,000 361,884
5.95%, 5/15/2054 200,000 192,428
Enterprise Products Operating
LLC ,
4.95%, 2/15/2035 750,000 728,177
MPLX LP ,
1.75%, 3/1/2026 696,000 674,136
NGPL PipeCo LLC ,
3.25%, 7/15/2031(a) 650,000 562,054
Occidental Petroleum Corp. ,
5.88%, 9/1/2025 773,000 774,712
5.50%, 12/1/2025 250,000 250,602
6.60%, 3/15/2046 245,000 246,908
6.05%, 10/1/2054 200,000 188,645
ONEOK, Inc. ,
5.85%, 1/15/2026 458,000 462,309
Var Energi ASA ,
5.00%, 5/18/2027(a) 1,092,245 1,092,297
8,512,428
Passenger Airlines 0.1%
Air Canada ,
3.88%, 8/15/2026(a) 420,000 409,388

Nationwide Bond Fund - January 31, 2025 (Unaudited) - Statement of Investments - 19
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals 0.7%
Bayer US Finance LLC ,
6.25%, 1/21/2029(a) 350,000 359,071
Merck & Co., Inc. ,
6.55%, 9/15/2037 665,000 743,463
Pfizer Investment Enterprises
Pte. Ltd. ,
4.75%, 5/19/2033 825,000 801,959
1,904,493
Residential REITs 0.6%
American Homes 4 Rent LP ,
3.63%, 4/15/2032 500,000 448,781
5.50%, 2/1/2034 233,000 231,638
Sun Communities Operating
LP ,
2.30%, 11/1/2028 1,131,000 1,024,446
1,704,865
Retail REITs 0.2%
Kite Realty Group LP ,
5.50%, 3/1/2034 100,000 99,261
Kite Realty Group Trust ,
4.75%, 9/15/2030 549,000 535,998
635,259
Semiconductors & Semiconductor Equipment 0.6%
Broadcom, Inc. ,
3.42%, 4/15/2033(a) 400,000 349,752
Foundry JV Holdco LLC ,
5.88%, 1/25/2034(a) 660,000 655,816
6.25%, 1/25/2035(a) 500,000 509,677
1,515,245
Software 0.3%
Microsoft Corp. ,
2.92%, 3/17/2052 200,000 131,728
Oracle Corp. ,
3.60%, 4/1/2040 700,000 545,953
677,681
Specialized REITs 0.7%
Crown Castle, Inc. ,
4.45%, 2/15/2026 70,000 69,835
3.70%, 6/15/2026 630,000 621,163
CubeSmart LP ,
4.00%, 11/15/2025 126,000 125,238
3.13%, 9/1/2026 450,000 438,567
Extra Space Storage LP ,
2.20%, 10/15/2030 850,000 728,033
1,982,836
Technology Hardware, Storage & Peripherals 0.5%
Apple, Inc. ,
3.35%, 8/8/2032 825,000 759,550
Hewlett Packard Enterprise
Co. ,
5.00%, 10/15/2034 600,000 585,238
1,344,788
Tobacco 0.7%
BAT Capital Corp. ,
3.46%, 9/6/2029 1,010,000 944,775
6.34%, 8/2/2030 225,000 237,643
Corporate Bonds
Principal
Amount ($) Value ($)
Tobacco
BAT Capital Corp.,
6.42%, 8/2/2033 150,000 158,532
Philip Morris International,
Inc. ,
5.75%, 11/17/2032 200,000 206,238
5.38%, 2/15/2033 250,000 250,836
4.25%, 11/10/2044 150,000 123,333
1,921,357
Trading Companies & Distributors 0.1%
GATX Corp. ,
6.05%, 6/5/2054 168,000 171,411
Wireless Telecommunication Services 0.1%
T-Mobile USA, Inc. ,
3.30%, 2/15/2051 500,000 331,268
Total Corporate Bonds
(cost $93,616,960)
90,319,007
Mortgage-Backed Securities 24.1%
FHLMC UMBS Pool
Pool# SD8178
2.50%, 11/1/2051 4,552,355 3,725,551
Pool# QE0799
2.50%, 4/1/2052 7,634,766 6,269,794
Pool# SD2254
3.50%, 7/1/2052 870,715 775,812
Pool# SD8255
3.50%, 10/1/2052 889,290 787,581
Pool# SD8288
5.00%, 1/1/2053 3,525,540 3,405,937
Pool# SD8302
6.50%, 2/1/2053 338,659 348,168
Pool# SD8309
6.00%, 3/1/2053 403,602 407,195
Pool# SD2921
4.50%, 5/1/2053 481,991 454,329
FNMA UMBS Pool
Pool# CA4488
2.50%, 7/1/2034 957,683 873,661
Pool# FM1776
3.00%, 10/1/2034 284,143 268,570
Pool# FS1360
3.00%, 4/1/2037 991,338 925,079
Pool# BC0180
4.00%, 1/1/2046 616,512 572,493
Pool# BC9003
3.00%, 11/1/2046 89,621 77,842
Pool# AS8483
3.00%, 12/1/2046 70,628 61,148
Pool# MA2863
3.00%, 1/1/2047 384,416 333,891
Pool# BM2003
4.00%, 10/1/2047 366,243 339,698
Pool# CA2208
4.50%, 8/1/2048 1,175,875 1,117,448
Pool# CA2469
4.00%, 10/1/2048 87,813 81,331
Pool# BN0906
4.00%, 11/1/2048 918,407 850,528

20 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Bond Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CA3866
3.50%, 7/1/2049 1,601,640 1,427,915
Pool# BP5783
3.00%, 5/1/2050 4,394,838 3,789,714
Pool# MA4210
2.50%, 12/1/2050 848,006 697,380
Pool# FS2041
2.00%, 8/1/2051 6,856,476 5,355,202
Pool# MA4491
1.50%, 12/1/2051 1,282,662 948,216
Pool# FS2122
3.00%, 3/1/2052 1,227,733 1,050,239
Pool# MA4577
2.00%, 4/1/2052 9,164,272 7,149,628
Pool# BU8944
3.00%, 4/1/2052 4,282,428 3,651,877
Pool# MA4732
4.00%, 9/1/2052 6,504,828 5,959,239
Pool# MA4733
4.50%, 9/1/2052 1,696,364 1,599,565
Pool# MA4782
3.50%, 10/1/2052 4,449,115 3,943,820
Pool# MA4805
4.50%, 11/1/2052 1,392,782 1,313,043
Pool# MA4980
6.00%, 4/1/2053 590,588 596,616
Pool# DA1019
6.50%, 9/1/2053 173,026 178,225
GNMA II Pool
Pool# MA8099
3.50%, 6/20/2052 1,520,887 1,361,494
Pool# MA8429
5.50%, 11/20/2052 625,587 623,629
Pool# MA8647
5.00%, 2/20/2053 428,596 417,586
Pool# MA8726
5.50%, 3/20/2053 1,972,668 1,964,873
Pool# MA8727
6.00%, 3/20/2053 468,540 475,605
Total Mortgage-Backed Securities
(cost $72,403,072)
64,179,922
Municipal Bonds 0.5%
California 0.2%
Northern California Power
Agency, RB, Series B,
7.31%, 6/1/2040 500,000 550,839
District of Columbia 0.3%
Metropolitan Washington
Airports Authority, RB,
Series D, 7.46%, 10/1/2046 600,000 709,639
Total Municipal Bonds
(cost $1,302,721)
1,260,478
U.S. Government Agency Security 1.7%
Principal
Amount ($) Value ($)
FHLB, 4.75%, 3/10/2034 4,400,000 4,423,711
Total U.S. Government Agency Security
(cost $4,424,378)
4,423,711
U.S. Treasury Obligations 21.2%
U.S. Treasury Bonds
2.00%, 11/15/2041 16,000,000 10,803,125
2.38%, 2/15/2042 6,000,000 4,291,172
3.25%, 5/15/2042 3,500,000 2,856,875
3.88%, 2/15/2043 1,000,000 885,156
2.25%, 8/15/2046 2,100,000 1,361,637
2.25%, 2/15/2052 9,500,000 5,762,715
2.88%, 5/15/2052 1,750,000 1,223,701
U.S. Treasury Notes
3.00%, 7/15/2025 6,000,000 5,965,430
2.63%, 1/31/2026 (e) 4,000,000 3,936,836
4.00%, 2/15/2026 3,000,000 2,992,148
2.25%, 2/15/2027 1,000,000 962,109
0.50%, 4/30/2027 2,000,000 1,842,969
2.38%, 5/15/2027 2,000,000 1,920,313
3.25%, 6/30/2027 2,000,000 1,956,953
3.38%, 9/15/2027 2,325,000 2,276,320
4.13%, 9/30/2027 1,000,000 997,695
3.88%, 12/31/2027 900,000 891,352
3.50%, 1/31/2028 600,000 587,695
1.25%, 3/31/2028 1,000,000 912,149
3.63%, 5/31/2028 700,000 686,109
2.75%, 5/31/2029 2,000,000 1,877,266
3.25%, 6/30/2029 1,000,000 957,031
3.63%, 8/31/2029 460,000 446,739
Total U.S. Treasury Obligations
(cost $63,318,814)
56,393,495
Total Investments
(cost $282,268,563) — 98.5%
261,946,465
Other assets in excess of
liabilities — 1.5% 4,018,269
NET ASSETS — 100.0%
$ 265,964,734
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of January 31, 2025
was $63,892,993 which represents 24.02% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of January 31,
2025.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of January 31, 2025.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of January 31, 2025.
(e) Security or a portion of the security was used to cover the margin requirement for futures contracts.

Nationwide Bond Fund - January 31, 2025 (Unaudited) - Statement of Investments - 21
CLO Collateralized Loan Obligations
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
RB Revenue Bond
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Futures contracts outstanding as of January 31, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 548 3/2025 USD 112,682,500 92,872
U.S. Treasury 5 Year Note 112 3/2025 USD 11,915,750 (29,800)
U.S. Treasury Ultra Bond 35 3/2025 USD 4,146,406 (150,115)
Total long contracts (87,043)
Short Contracts
3 Month SOFR (70) 3/2025 USD (16,738,750) (26,303)
U.S. Treasury 10 Year Note (98) 3/2025 USD (10,666,687) 59,140
U.S. Treasury Long Bond (45) 3/2025 USD (5,125,781) 118,923
Total short contracts 151,760
Net contracts 64,717
Currency:
USD United States Dollar

22 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Bond Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Nationwide Bond Fund - January 31, 2025 (Unaudited) - Statement of Investments - 23
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2025. Please see below for information on the Fund’s policy regarding the objectives and strategies for using options, swap contracts, and financial futures contracts.
(a) Options
The Fund purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates and equity movements, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet the
Fund's stated investment strategies as shown in the Fund's Prospectus.
The purchase of put options serves as a short hedge and the purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates liquid assets to cover its obligations under its option contracts. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When the Fund writes an option, an amount equal to the premium received is recorded as a liability and subsequently marked-
to-market to reflect the current value of the option written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the underlying transaction to determine the realized gain or loss on such underlying transaction.
When the Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 32,315,268 $ – $ 32,315,268
Collateralized Mortgage Obligations – 4,989,258 – 4,989,258
Commercial Mortgage-Backed Securities – 8,065,326 – 8,065,326
Corporate Bonds – 90,319,007 – 90,319,007
Futures Contracts 270,935 – – 270,935
Mortgage-Backed Securities – 64,179,922 – 64,179,922
Municipal Bonds – 1,260,478 – 1,260,478
U.S. Government Agency Security – 4,423,711 – 4,423,711
U.S. Treasury Obligations – 56,393,495 – 56,393,495
Total Assets $ 270,935 $ 261,946,465 $ – $ 262,217,400
Liabilities:
Futures Contracts $ (206,218) $ – $ – $ (206,218)
Total Liabilities $ (206,218) $ – $ – $ (206,218)
Total $ 64,717 $ 261,946,465 $ – $ 262,011,182

24 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Bond Fund
The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by the Fund) expose the Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”)
guidelines, the Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations.
Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
(b) Swap Contracts
Credit Default Swap Contracts — The Fund entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose the Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market or selected credit markets while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and short exposure to select credit and sovereign debt securities, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
The Fund segregates liquid assets to cover its obligations under its credit default swap contracts.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii)
receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.
As the protection seller in a credit default swap contract, the Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event)
by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event)
occurs, the Fund keeps the stream of payments and would have no payment of obligations.
If a credit event or default (or similar event) occurs, the Fund either (i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to

Nationwide Bond Fund - January 31, 2025 (Unaudited) - Statement of Investments - 25
be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities. Credit indices are traded using credit default swap contracts with standardized terms including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of January 31, 2025 are disclosed in the Statement of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin and cash pledged as collateral are designated on the Statement of Investments, as applicable. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared credit default swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses).
(c) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

26 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Bond Fund
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of January 31, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of January 31, 2025:
Assets: Fair Value
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts $ 270,935
Total $ 270,935
Liabilities:
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts $ (206,218)
Total $ (206,218)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Inflation-Protected Securities Fund - January 31, 2025 (Unaudited) - Statement of Investments - 27
Asset-Backed Securities 7 .6%
Principal
Amount ($) Value ($)
Automobiles 0 .7%
Carvana Auto Receivables
Trust, Series 2023-
P3, Class A2, 6.09%,
11/10/2026(a) 70,153 70,227
Chesapeake Funding II LLC,
Series 2023-2A, Class A1,
6.16%, 10/15/2035(a) 653,975 663,352
Westlake Automobile
Receivables Trust, Series
2023-4A, Class A2, 6.23%,
1/15/2027(a) 454,443 456,344
1,189,923
Equipment Loans & Leases 0 .9%
CCG Receivables Trust,
Series 2023-2, Class A2,
6.28%, 4/14/2032(a) 761,218 772,698
Dell Equipment Finance Trust,
Series 2023-3, Class A3,
5.93%, 4/23/2029(a) 500,000 505,975
M&T Equipment Notes, Series
2023-1A, Class A2, 6.09%,
7/15/2030(a) 141,735 142,034
1,420,707
Other 6 .0%
Alterna Funding III LLC,
Series 2024-1A, Class A,
6.26%, 5/16/2039(a) 432,118 435,110
AMSR Trust
Series 2020-SFR2, Class C,
2.53%, 7/17/2037(a) 660,550 653,340
Series 2020-SFR4, Class C,
1.86%, 11/17/2037(a) 750,000 732,617
Cedar Funding VIII CLO Ltd.,
Series 2017-8A, Class XRR,
0.00%, 1/17/2038(a)(b) 500,000 500,000
Cedar Funding X CLO Ltd.,
Series 2019-10A, Class
XR2, 5.19%, 10/20/2037(a)
(b) 1,000,000 1,000,054
Cedar Funding XIV CLO Ltd.,
Series 2021-14A, Class X,
5.35%, 10/15/2037(a)(b) 1,300,000 1,300,208
FCI Funding LLC, Series
2024-1A, Class A, 5.44%,
8/15/2036(a) 470,185 468,765
FirstKey Homes Trust, Series
2020-SFR2, Class C,
1.67%, 10/19/2037(a) 1,000,000 976,194
Goodgreen, Series 2022-
1A, Class A, 3.84%,
10/15/2056(a) 344,422 299,326
Magnetite XXIX Ltd., Series
2021-29A, Class X, 5.30%,
7/15/2037(a)(b) 1,137,500 1,138,532
Reach ABS Trust
Series 2024-1A, Class A,
6.30%, 2/18/2031(a) 103,463 104,048
Series 2023-1A, Class A,
7.05%, 2/18/2031(a) 5,757 5,761
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Series 2025-1A, Class A,
4.96%, 8/16/2032(a) 500,000 500,024
SPS Servicer Advance
Receivables Trust, Series
2020-T2, Class A, 1.83%,
11/15/2055(a) 1,290,000 1,254,783
Tricon Residential Trust,
Series 2024-SFR1, Class B,
4.75%, 4/17/2041(a) 200,000 195,664
9,564,426
Total Asset-Backed Securities
(cost $12,132,248)
12,175,056
Collateralized Mortgage Obligations 0 .8%
FHLMC REMICS, Series
2296, Class H, 6.50%,
3/15/2031 9 9
FNMA REMICS, Series
2013-59, Class MX, 2.50%,
9/25/2042 627,184 589,492
GCAT 2022-CM1 Trust,
Series 2022-HX1, Class A1,
2.89%, 12/27/2066(a)(b) 671,035 613,602
Total Collateralized Mortgage Obligations
(cost $1,305,202)
1,203,103
Mortgage-Backed Securities 0 .9%
FNMA Pool
Pool# 874982
6.81%, 11/1/2025 1,218,836 1,214,658
Pool# 773298
6.63%, 4/1/2035(b) 201,187 207,517
Pool# 745769
6.93%, 7/1/2036(b) 72,048 72,753
Total Mortgage-Backed Securities
(cost $1,497,653)
1,494,928
U.S. Government Agency Security 2 .8%
FFCB, 3.25%, 7/28/2032 5,000,000 4,563,599
Total U.S. Government Agency Security
(cost $5,035,127)
4,563,599
U.S. Treasury Obligations 86 .3%
U.S. Treasury Inflation Linked
Bonds
1.75%, 1/15/2028 7,228,608 7,249,323
3.63%, 4/15/2028 (c) 9,753,100 10,331,365
2.50%, 1/15/2029 3,673,650 3,777,081
3.88%, 4/15/2029 6,333,162 6,855,406
0.63%, 2/15/2043 9,399,844 7,022,066
1.38%, 2/15/2044 4,399,525 3,732,750

28 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Inflation-Protected Securities Fund
g
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Inflation Linked
Bonds
0.75%, 2/15/2045 4,019,340 2,970,841
1.00%, 2/15/2046 2,829,459 2,172,820
0.88%, 2/15/2047 6,534,850 4,821,469
1.00%, 2/15/2048 1,919,085 1,439,008
1.00%, 2/15/2049 1,567,212 1,161,039
0.25%, 2/15/2050 2,454,300 1,457,207
U.S. Treasury Inflation Linked
Notes
0.63%, 1/15/2026 3,983,310 3,948,844
0.13%, 7/15/2026 1,316,190 1,295,607
0.38%, 7/15/2027 12,252,530 11,944,514
1.63%, 10/15/2027 8,520,240 8,553,497
0.50%, 1/15/2028 13,429,815 12,988,481
0.88%, 1/15/2029 3,123,650 3,018,510
2.13%, 4/15/2029 3,825,000 3,870,679
0.25%, 7/15/2029 (c) 2,466,780 2,314,271
0.13%, 1/15/2030 9,810,000 9,019,490
0.13%, 7/15/2030 5,537,295 5,060,728
0.13%, 7/15/2031 9,416,960 8,418,255
0.63%, 7/15/2032 6,515,100 5,913,574
1.13%, 1/15/2033 3,177,420 2,963,885
1.38%, 7/15/2033 4,155,200 3,945,879
1.75%, 1/15/2034 2,565,900 2,494,106
Total U.S. Treasury Obligations
(cost $148,287,235)
138,740,695
Total Investments
(cost $168,257,465) — 98.4%
158,177,381
Other assets in excess of
liabilities — 1.6% 2,499,319
NET ASSETS — 100.0%
$ 160,676,700
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of January 31, 2025
was $12,788,658 which represents 7.96% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of January 31,
2025.
(c) The security or a portion of this security is on loan as of
January 31, 2025. The total value of securities on loan as of
January 31, 2025 was $322,341, which was collateralized by
$330,658 in the form of U.S Government Treasury Securities,
interest rates ranging from 0.00% – 2.38%, and maturity
dates ranging from 4/15/2025 – 2/15/2043.
CLO Collateralized Loan Obligations
FFCB Federal Farm Credit Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
REMICS Real Estate Mortgage Investment Conduits
Futures contracts outstanding as of January 31, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 5 Year Note 150 3/2025 USD 15,958,594 (37,860)
Net contracts (37,860)
Currency:
USD United States Dollar

Nationwide Inflation-Protected Securities Fund - January 31, 2025 (Unaudited) - Statement of Investments - 29
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

30 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Inflation-Protected Securities Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2025. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 12,175,056 $ – $ 12,175,056
Collateralized Mortgage Obligations – 1,203,103 – 1,203,103
Mortgage-Backed Securities – 1,494,928 – 1,494,928
U.S. Government Agency Security – 4,563,599 – 4,563,599
U.S. Treasury Obligations – 138,740,695 – 138,740,695
Total Assets $ – $ 158,177,381 $ – $ 158,177,381
Liabilities:
Futures Contracts $ (37,860) $ – $ – $ (37,860)
Total Liabilities $ (37,860) $ – $ – $ (37,860)
Total $ (37,860) $ 158,177,381 $ – $ 158,139,521

Nationwide Inflation-Protected Securities Fund - January 31, 2025 (Unaudited) - Statement of Investments - 31
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of January 31, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of January 31, 2025:
Liabilities: Fair Value
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts $ (37,860)
Total $ (37,860)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

32 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Loomis Core Bond Fund
Asset-Backed Securities 10.0%
Principal
Amount ($) Value ($)
Airlines 0.0%
†
AASET, Series 2025-
1A, Class A, 5.94%,
2/16/2050(a) 405,000 407,213
Automobiles 7.9%
American Credit Acceptance
Receivables Trust
Series 2023-4, Class B,
6.63%, 2/14/2028(a) 290,000 291,930
Series 2022-4, Class C,
7.86%, 2/15/2029(a) 32,523 32,662
Series 2023-3, Class C,
6.44%, 10/12/2029(a) 500,000 505,371
Americredit Automobile
Receivables Trust, Series
2023-1, Class B, 5.57%,
3/20/2028 735,000 743,927
AmeriCredit Automobile
Receivables Trust
Series 2021-3, Class C,
1.41%, 8/18/2027 830,000 803,277
Series 2022-2, Class A3,
4.38%, 4/18/2028 221,104 221,000
Series 2024-1, Class A3,
5.43%, 1/18/2029 605,000 611,331
Avis Budget Rental Car
Funding AESOP LLC
Series 2023-3A, Class A,
5.44%, 2/22/2028(a) 1,300,000 1,314,499
Series 2024-1A, Class A,
5.36%, 6/20/2030(a) 700,000 709,880
BMW Vehicle Lease Trust,
Series 2024-2, Class A3,
4.18%, 10/25/2027 580,000 576,674
Bridgecrest Lending Auto
Securitization Trust
Series 2023-1, Class A3,
6.51%, 11/15/2027 782,233 786,680
Series 2024-2, Class A3,
5.84%, 6/15/2028 1,475,000 1,486,758
Series 2024-3, Class B,
5.37%, 10/16/2028 280,000 282,097
Carmax Auto Owner Trust,
Series 2023-2, Class A3,
5.05%, 1/18/2028 895,000 899,037
CarMax Auto Owner Trust,
Series 2024-4, Class A3,
4.60%, 10/15/2029 1,480,000 1,480,557
Carvana Auto Receivables
Trust
Series 2023-N1, Class A,
6.36%, 4/12/2027(a) 75,781 75,902
Series 2023-P1, Class A3,
5.98%, 12/10/2027(a) 1,002,666 1,009,188
Series 2024-P2, Class A3,
5.33%, 7/10/2029 365,000 368,999
Series 2024-P4, Class A3,
4.64%, 1/10/2030 235,000 234,976
Chesapeake Funding II LLC
Series 2023-1A, Class A1,
5.65%, 5/15/2035(a) 413,138 415,959
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2024-1A, Class A1,
5.52%, 5/15/2036(a) 276,764 279,622
Citizens Auto Receivables
Trust, Series 2024-1, Class
A3, 5.11%, 4/17/2028(a) 235,000 236,352
Credit Acceptance Auto Loan
Trust
Series 2022-3A, Class A,
6.57%, 10/15/2032(a) 812,086 814,836
Series 2023-1A, Class A,
6.48%, 3/15/2033(a) 550,000 555,641
Series 2023-3A, Class C,
7.62%, 12/15/2033(a) 100,000 103,896
Series 2024-2A, Class A,
5.95%, 6/15/2034(a) 1,200,000 1,224,279
Drive Auto Receivables Trust,
Series 2024-2, Class B,
4.52%, 7/16/2029 815,000 810,169
DT Auto Owner Trust
Series 2021-4A, Class C,
1.50%, 9/15/2027(a) 183,143 182,278
Series 2022-3A, Class B,
6.74%, 7/17/2028(a) 333,309 333,815
Series 2023-2A, Class B,
5.41%, 2/15/2029(a) 590,000 591,098
Enterprise Fleet Financing
LLC
Series 2025-1, Class A3,
4.82%, 2/20/2029(a) 330,000 330,657
Series 2022-3, Class A2,
4.38%, 7/20/2029(a) 103,926 103,781
Series 2023-2, Class A2,
5.56%, 4/22/2030(a) 358,014 360,863
Series 2024-1, Class A3,
5.16%, 9/20/2030(a) 240,000 242,513
Series 2024-3, Class A4,
5.06%, 3/20/2031(a) 460,000 462,797
Exeter Automobile
Receivables Trust
Series 2022-5A, Class B,
5.97%, 3/15/2027 106,333 106,365
Series 2023-1A, Class B,
5.72%, 4/15/2027 7,211 7,212
Series 2023-2A, Class B,
5.61%, 9/15/2027 293,991 294,774
Series 2024-4A, Class C,
5.48%, 8/15/2030 435,000 439,177
Flagship Credit Auto Trust
Series 2022-4, Class A3,
6.32%, 6/15/2027(a) 592,461 594,474
Series 2023-2, Class C,
5.81%, 5/15/2029(a) 650,000 654,250
Ford Credit Auto Lease Trust,
Series 2025-A, Class A3,
4.72%, 6/15/2028 415,000 416,197
Ford Credit Auto Owner Trust,
Series 2021-1, Class A,
1.37%, 10/17/2033(a) 980,000 943,188

Nationwide Loomis Core Bond Fund - January 31, 2025 (Unaudited) - Statement of Investments - 33
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Foursight Capital Automobile
Receivables Trust, Series
2022-2, Class A3, 4.59%,
6/15/2027(a) 36,805 36,797
GECU Auto Receivables
Trust, Series 2023-
1A, Class A3, 5.63%,
8/15/2028(a) 450,000 454,279
GLS Auto Receivables Issuer
Trust
Series 2024-4A, Class A3,
4.75%, 7/17/2028(a) 270,000 270,193
Series 2024-2A, Class B,
5.77%, 11/15/2028(a) 660,000 668,768
Series 2024-3A, Class B,
5.08%, 1/16/2029(a) 395,000 396,991
GLS Auto Select Receivables
Trust
Series 2024-3A, Class A2,
5.59%, 10/15/2029(a) 582,344 589,192
Series 2024-4A, Class A2,
4.43%, 12/17/2029(a) 415,000 413,523
Series 2025-1A, Class A2,
4.71%, 4/15/2030(a) 445,000 445,178
Series 2024-2A, Class A2,
5.58%, 6/17/2030(a) 154,148 155,861
Hertz Vehicle Financing III
LLC
Series 2023-3A, Class A,
5.94%, 2/25/2028(a) 845,000 858,567
Series 2024-1A, Class A,
5.44%, 1/25/2029(a) 855,000 860,880
Hertz Vehicle Financing LLC,
Series 2022-2A, Class A,
2.33%, 6/26/2028(a) 870,000 821,072
Huntington Auto Trust, Series
2024-1A, Class A3, 5.23%,
1/16/2029(a) 435,000 439,202
LAD Auto Receivables Trust
Series 2024-2A, Class A3,
5.61%, 8/15/2028(a) 440,000 444,563
Series 2024-1A, Class A4,
5.17%, 9/15/2028(a) 195,000 196,370
Series 2023-4A, Class B,
6.39%, 10/16/2028(a) 260,000 265,001
Series 2024-3A, Class A3,
4.52%, 3/15/2029(a) 345,000 343,826
Octane Receivables Trust,
Series 2024-2A, Class A2,
5.80%, 7/20/2032(a) 804,668 812,636
PenFed Auto Receivables
Owner Trust, Series
2024-A, Class A3, 4.70%,
6/15/2029(a) 365,000 364,955
Prestige Auto Receivables
Trust
Series 2021-1A, Class C,
1.53%, 2/15/2028(a) 404,865 400,730
Series 2023-1A, Class C,
5.65%, 2/15/2028(a) 495,000 497,750
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Santander Drive Auto
Receivables Trust
Series 2022-4, Class B,
4.42%, 11/15/2027 683,019 682,383
Series 2023-4, Class B,
5.77%, 12/15/2028 435,000 440,966
Series 2024-4, Class A3,
4.85%, 1/16/2029 575,000 576,147
Series 2024-3, Class A3,
5.63%, 1/16/2029 680,000 687,020
Series 2023-5, Class B,
6.16%, 12/17/2029 670,000 685,008
Series 2023-1, Class C,
5.09%, 5/15/2030 1,255,000 1,260,024
Series 2023-3, Class C,
5.77%, 11/15/2030 475,000 483,175
SBNA Auto Lease Trust
Series 2024-A, Class A3,
5.39%, 11/20/2026(a) 350,000 351,467
Series 2024-B, Class A3,
5.56%, 11/22/2027(a) 445,000 449,582
Series 2024-C, Class A3,
4.56%, 2/22/2028(a) 205,000 204,935
SFS Auto Receivables
Securitization Trust
Series 2023-1A, Class A3,
5.47%, 10/20/2028(a) 555,000 559,772
Series 2024-3A, Class A3,
4.55%, 6/20/2030(a) 280,000 279,905
United Auto Credit
Securitization Trust, Series
2022-2, Class C, 5.81%,
5/10/2027(a) 46,342 46,345
VStrong Auto Receivables
Trust, Series 2024-A, Class
B, 5.77%, 7/15/2030(a) 79,000 80,029
Westlake Automobile
Receivables Trust
Series 2024-2A, Class A3,
5.56%, 2/15/2028(a) 380,000 383,510
Series 2024-3A, Class A3,
4.71%, 4/17/2028(a) 515,000 515,039
Series 2025-1A, Class A3,
4.75%, 8/15/2028(a) 990,000 991,452
Series 2023-3A, Class C,
6.02%, 9/15/2028(a) 820,000 833,034
Wheels Fleet Lease Funding
1 LLC
Series 2023-1A, Class A,
5.80%, 4/18/2038(a) 770,083 776,272
Series 2024-1A, Class A1,
5.49%, 2/18/2039(a) 465,000 469,512
Series 2024-3A, Class A1,
4.80%, 9/19/2039(a) 465,000 465,807
Wheels Fleet Lease Funding
LLC, Series 2024-2A, Class
A1, 4.87%, 6/21/2039(a) 495,000 496,176
World Omni Auto Receivables
Trust, Series 2024-C, Class
A3, 4.43%, 12/17/2029 535,000 533,776

34 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Loomis Core Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
World Omni Select Auto Trust,
Series 2021-A, Class B,
0.85%, 8/16/2027 290,715 289,317
45,215,925
Equipment Loans & Leases 1.0%
Auxilior Term Funding LLC,
Series 2023-1A, Class A2,
6.18%, 12/15/2028(a) 164,240 166,013
Dell Equipment Finance Trust
Series 2023-3, Class A3,
5.93%, 4/23/2029(a) 835,000 844,978
Series 2024-1, Class A3,
5.39%, 3/22/2030(a) 170,000 171,814
DLLMT LLC, Series 2023-
1A, Class A3, 5.34%,
3/22/2027(a) 835,000 839,223
M&T Equipment Notes, Series
2023-1A, Class A3, 5.74%,
7/15/2030(a) 385,000 388,543
Post Road Equipment Finance
LLC, Series 2024-1A, Class
A2, 5.59%, 11/15/2029(a) 144,337 145,175
SCF Equipment Leasing LLC
Series 2022-1A, Class A3,
2.92%, 7/20/2029(a) 321,601 320,065
Series 2023-1A, Class A2,
6.56%, 1/22/2030(a) 270,456 272,785
Series 2024-1A, Class A3,
5.52%, 1/20/2032(a) 355,000 361,252
SCF Equipment Trust LLC,
Series 2025-1A, Class A3,
5.11%, 11/21/2033(a) 615,000 615,424
Ziply Fiber Issuer LLC, Series
2024-1A, Class A2, 6.64%,
4/20/2054(a) 1,440,000 1,480,965
5,606,237
Other 1.0%
Aqua Finance Trust, Series
2021-A, Class A, 1.54%,
7/17/2046(a) 300,798 276,760
BHG Securitization Trust,
Series 2024-1CON, Class
A, 5.81%, 4/17/2035(a) 168,893 170,809
Frontier Issuer LLC
Series 2023-1, Class A2,
6.60%, 8/20/2053(a) 810,000 825,177
Series 2024-1, Class A2,
6.19%, 6/20/2054(a) 510,000 523,689
Hilton Grand Vacations Trust,
Series 2022-2A, Class C,
5.57%, 1/25/2037(a) 46,252 45,852
MVW LLC, Series 2024-
1A, Class A, 5.32%,
2/20/2043(a) 207,116 208,416
New Economy Assets Phase
1 Sponsor LLC, Series
2021-1, Class A1, 1.91%,
10/20/2061(a) 1,355,000 1,253,091
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
OneMain Financial Issuance
Trust, Series 2022-
S1, Class A, 4.13%,
5/14/2035(a) 1,165,000 1,158,702
Regional Management
Issuance Trust, Series
2024-1, Class A, 5.83%,
7/15/2036(a) 280,000 285,764
SEB Funding LLC, Series
2024-1A, Class A2, 7.39%,
4/30/2054(a) 395,000 406,720
Sierra Timeshare Receivables
Funding LLC, Series
2024-2A, Class A, 5.14%,
6/20/2041(a) 561,154 561,984
5,716,964
Student Loan 0.1%
Massachusetts Educational
Financing Authority, Series
2018-A, Class A, 3.85%,
5/25/2033 163,541 158,208
Navient Private Education Refi
Loan Trust
Series 2020-BA, Class A2,
2.12%, 1/15/2069(a) 169,295 159,251
Series 2020-GA, Class A,
1.17%, 9/16/2069(a) 60,816 56,034
SoFi Professional Loan
Program LLC, Series
2018-A, Class A2B, 2.95%,
2/25/2042(a) 35,165 34,900
408,393
Total Asset-Backed Securities
(cost $57,112,330)
57,354,732
Collateralized Mortgage Obligations 3.8%
FHLMC REMICS
Series 5065, Class HI, IO,
4.79%, 4/15/2042(b) 1,485,227 237,256
Series 5115, Class FD,
4.00%, 8/15/2043(b) 1,586,899 1,534,736
Series 5065, Class EI, IO,
5.37%, 11/25/2044(b) 322,924 62,088
Series 5094, Class , IO,
1.44%, 12/15/2048(b) 802,447 54,867
Series 5214, Class BI, IO,
0.89%, 4/25/2052(b) 100,649 3,836
FNMA REMICS
Series 2004-29, Class PS,
IO, 3.13%, 5/25/2034(b) 792,766 89,318
Series 2016-32, Class SA,
IO, 1.63%, 10/25/2034(b) 3,567,184 279,397
Series 2020-85, Class LI,
IO, 3.00%, 2/25/2035 2,667,699 276,096
Series 2010-57, Class SA,
IO, 1.98%, 6/25/2040(b) 1,100,523 103,787

Nationwide Loomis Core Bond Fund - January 31, 2025 (Unaudited) - Statement of Investments - 35
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2010-63, Class SA,
IO, 2.03%, 6/25/2040(b) 944,523 87,171
Series 2010-118, Class SN,
IO, 2.13%, 10/25/2040(b) 4,847,683 633,081
Series 2013-117, Class Z,
3.50%, 11/25/2043 4,969,715 4,554,970
Series 2015-55, Class IN,
IO, 4.50%, 8/25/2045 245,545 34,134
Series 2017-26, Class ID,
IO, 3.50%, 4/25/2047 201,202 32,176
Series 2021-24, Class , IO,
1.10%, 3/25/2059(b) 3,605,548 208,903
GNMA REMICS
Series 2009-61, Class ZQ,
6.00%, 8/16/2039 4,140,264 4,291,806
Series 2019-21, Class , IO,
4.50%, 2/20/2049 3,305,474 494,604
Series 2019-117, Class LI,
IO, 3.50%, 9/20/2049 394,780 26,305
Series 2019-132, Class LI,
IO, 3.50%, 10/20/2049 139,484 13,453
Series 2012-H20, Class PT,
5.01%, 7/20/2062(b) 53,005 52,800
Series 2018-H02, Class ZJ,
4.32%, 10/20/2064(b) 460,097 450,837
Series 2017-H12, Class EZ,
5.40%, 6/20/2066(b) 119,345 119,238
Series 2017-H13, Class JZ,
5.09%, 5/20/2067(b) 114,781 115,223
Series 2017-H22, Class FD,
4.84%, 11/20/2067(b) 13,369 13,259
Series 2017-H25, Class FD,
4.79%, 12/20/2067(b) 29,702 29,420
Series 2021-H08, Class IA,
IO, 0.01%, 1/20/2068(b) 436,439 1,661
Series 2019-H01, Class FT,
5.04%, 10/20/2068(b) 425,383 424,069
Series 2019-H07, Class BZ,
4.26%, 1/20/2069(b) 4,736,835 4,355,384
Series 2019-H05, Class FT,
4.78%, 4/20/2069(b) 341,934 341,690
Series 2019-H13, Class FT,
4.80%, 8/20/2069(b) 41,434 41,333
Series 2019-H18, Class DF,
5.04%, 10/20/2069(b) 175,760 175,254
Series 2021-H03, Class ,
IO, 0.00%, 4/20/2070(b) 3,263,278 4,471
Series 2022-H09, Class GF,
5.07%, 4/20/2072(b) 1,861,374 1,853,132
Series 2022-H22, Class FE,
5.41%, 9/20/2072(b) 675,795 675,607
Total Collateralized Mortgage Obligations
(cost $22,477,665)
21,671,362
Commercial Mortgage-Backed Securities 5.0%
BANK
Series 2020-BN25, Class
A5, 2.65%, 1/15/2063 1,030,000 915,727
Series 2020-BN26, Class
A4, 2.40%, 3/15/2063 2,050,000 1,791,876
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Series 2021-BN37, Class
A5, 2.62%, 11/15/2064(b) 1,480,000 1,259,877
BANK5, Series 2023-
5YR4, Class A3, 6.50%,
12/15/2056 233,716 244,554
BANK5 Trust, Series 2024-
5YR6, Class A3, 6.23%,
5/15/2057 1,235,000 1,285,389
BBCMS Mortgage Trust
Series 2020-BID, Class A,
6.56%, 10/15/2037(a)(b) 1,095,000 1,097,738
Series 2021-C12, Class A5,
2.69%, 11/15/2054 1,470,000 1,262,332
BPR Trust
Series 2022-OANA, Class
A, 6.20%, 4/15/2037(a)(b) 605,000 606,134
Series 2021-NRD, Class A,
5.83%, 12/15/2038(a)(b) 815,000 786,475
BX Trust, Series 2024-
VLT4, Class A, 5.80%,
7/15/2029(a)(b) 785,000 788,924
Citigroup Commercial
Mortgage Trust, Series
2019-C7, Class A4, 3.10%,
12/15/2072 910,000 836,619
COMM Mortgage Trust, Series
2024-CBM, Class A2,
5.87%, 12/10/2041(a)(b) 185,000 187,502
Commercial Mortgage Pass-
Through Certificates, Series
2012-LTRT, Class A2,
3.40%, 10/5/2030(a) 70,925 68,088
CSAIL Commercial Mortgage
Trust, Series 2019-
C18, Class A4, 2.97%,
12/15/2052 765,000 690,917
CSMC OA LLC
Series 2014-USA, Class A1,
3.30%, 9/15/2037(a) 334,917 307,639
Series 2014-USA, Class A2,
3.95%, 9/15/2037(a) 1,030,000 934,725
DC Commercial Mortgage
Trust, Series 2023-
DC, Class A, 6.31%,
9/12/2040(a) 390,000 400,900
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS
Series K107, Class X1, IO,
1.59%, 1/25/2030(b) 475,176 30,675
Series K142, Class X1, IO,
0.30%, 3/25/2032(b) 5,759,362 107,461
Series K146, Class X1, IO,
0.23%, 6/25/2032(b) 5,001,159 82,307
Series K147, Class X1, IO,
0.36%, 6/25/2032(b) 3,860,671 94,127
Series K149, Class X1, IO,
0.26%, 8/25/2032(b) 6,233,905 122,494
Series K-150, Class X1, IO,
0.31%, 9/25/2032(b) 5,419,253 120,550
Series K157, Class X1, IO,
0.01%, 8/25/2033(b) 8,956,978 34,567

36 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Loomis Core Bond Fund
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Series K-1513, Class X1,
IO, 0.85%, 8/25/2034(b) 957,890 50,939
Series K-1521, Class X1,
IO, 0.98%, 8/25/2036(b) 2,785,136 213,668
Series K143, Class X1, IO,
0.34%, 4/25/2055(b) 2,596,037 56,557
Series K145, Class X1, IO,
0.32%, 6/25/2055(b) 1,475,067 31,072
FNMA ACES REMICS
Series 2020-M33, Class X,
IO, 1.90%, 6/25/2028(b) 674,403 20,740
Series 2020-M37, Class X,
IO, 1.02%, 4/25/2032(b) 1,180,708 46,848
Series 2020-M43, Class X1,
IO, 1.90%, 8/25/2034(b) 4,820,441 295,331
Series 2020-M36, Class X1,
IO, 1.44%, 9/25/2034(b) 863,732 43,152
GNMA REMICS
Series 2018-82, Class , IO,
0.46%, 5/16/2058(b) 8,812,999 261,476
Series 2021-145, Class , IO,
0.77%, 7/16/2061(b) 789,171 46,081
Series 2020-108, Class , IO,
0.85%, 6/16/2062(b) 2,737,015 157,285
Series 2021-20, Class , IO,
1.15%, 8/16/2062(b) 2,636,101 207,991
Series 2020-179, Class , IO,
1.01%, 9/16/2062(b) 2,631,953 193,155
Series 2021-33, Class , IO,
0.84%, 10/16/2062(b) 2,422,296 153,571
Series 2020-128, Class , IO,
0.91%, 10/16/2062(b) 1,383,435 91,304
Series 2021-40, Class , IO,
0.82%, 2/16/2063(b) 2,113,293 129,267
Series 2021-12, Class , IO,
0.96%, 3/16/2063(b) 2,909,141 198,581
Series 2021-52, Class , IO,
0.72%, 4/16/2063(b) 3,230,719 166,552
Series 2021-106, Class , IO,
0.86%, 4/16/2063(b) 2,933,520 193,885
Series 2021-132, Class BI,
IO, 0.92%, 4/16/2063(b) 3,805,551 257,414
Series 2021-151, Class , IO,
0.92%, 4/16/2063(b) 3,378,370 234,538
Series 2021-10, Class , IO,
0.99%, 5/16/2063(b) 657,945 48,725
Series 2021-133, Class , IO,
0.88%, 7/16/2063(b) 3,709,730 242,722
Series 2021-163, Class , IO,
0.80%, 3/16/2064(b) 3,552,994 204,951
Series 2022-17, Class , IO,
0.80%, 6/16/2064(b) 2,002,697 113,970
Series 2022-132, Class , IO,
0.54%, 10/16/2064(b) 3,426,661 152,393
GS Mortgage Securities Corp.
Trust
Series 2013-PEMB, Class
A, 3.55%, 3/5/2033(a)(b) 410,000 354,430
Series 2012-BWTR, Class
A, 2.95%, 11/5/2034(a) 1,017,293 854,132
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GS Mortgage Securities Trust,
Series 2020-GC45, Class
A5, 2.91%, 2/13/2053 415,000 374,388
Hudsons Bay Simon JV Trust,
Series 2015-HB10, Class
A10, 4.15%, 8/5/2034(a) 2,015,000 1,966,196
J.P. Morgan Chase
Commercial Mortgage
Securities Trust, Series
2025-BMS, Class A, 0.00%,
1/15/2042(a)(b) 605,000 605,000
SCOTT Trust, Series 2023-
SFS, Class A, 5.91%,
3/10/2040(a) 755,000 769,356
SPGN Mortgage Trust, Series
2022-TFLM, Class A,
5.86%, 2/15/2039(a)(b) 1,495,000 1,474,468
Starwood Retail Property
Trust, Series 2014-
STAR, Class A, 7.50%,
11/15/2027(a)(b) 599,090 335,490
TCO Commercial Mortgage
Trust, Series 2024-
DPM, Class A, 5.55%,
12/15/2039(a)(b) 525,000 524,672
Wells Fargo Commercial
Mortgage Trust
Series 2021-C61, Class A4,
2.66%, 11/15/2054 2,165,000 1,846,619
Series 2022-C62, Class A4,
4.00%, 4/15/2055(b) 1,405,000 1,298,636
Total Commercial Mortgage-Backed
Securities
(cost $30,196,973) 28,273,152
Corporate Bonds 34.0%
Automobile Components 0.2%
Denso Corp. ,
1.24%, 9/16/2026(a) 1,115,000 1,054,553
Automobiles 0.7%
Hyundai Capital America ,
4.88%, 11/1/2027(a) 1,050,000 1,048,160
Mercedes-Benz Finance North
America LLC ,
4.90%, 11/15/2027(a) 1,090,000 1,089,586
Nissan Motor Acceptance Co.
LLC ,
5.55%, 9/13/2029(a) 705,000 694,319
Volkswagen Group of America
Finance LLC ,
5.25%, 3/22/2029(a) 1,100,000 1,096,905
3,928,970
Banks 8.3%
ABN AMRO Bank NV ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.65%),
6.34%, 9/18/2027(a)(c) 500,000 511,478

Nationwide Loomis Core Bond Fund - January 31, 2025 (Unaudited) - Statement of Investments - 37
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
AIB Group plc ,
(SOFR + 3.46%), 7.58%,
10/14/2026(a)(c) 690,000 702,604
ANZ New Zealand
International Ltd. ,
5.36%, 8/14/2028(a)(d) 700,000 712,596
Australia & New Zealand
Banking Group Ltd. ,
4.62%, 12/16/2029 570,000 567,494
Banco Santander Mexico
SA Institucion de Banca
Multiple Grupo Financiero
Santand ,
5.62%, 12/10/2029(a) 345,000 345,304
Banco Santander SA ,
5.44%, 7/15/2031 400,000 402,806
Bank of America Corp. ,
(SOFR + 1.74%), 5.52%,
10/25/2035(c) 1,960,000 1,917,105
Bank of America NA ,
5.53%, 8/18/2026 1,010,000 1,024,815
Bank of Montreal ,
(United States SOFR
Compounded Index
+ 0.67%), 5.00%,
1/27/2029(c) 575,000 576,925
Banque Federative du Credit
Mutuel SA ,
5.19%, 2/16/2028(a) 540,000 543,289
5.54%, 1/22/2030(a) 1,415,000 1,432,533
BNP Paribas SA ,
(SOFR + 1.28%), 5.28%,
11/19/2030(a)(c) 1,145,000 1,140,989
(SOFR + 1.62%), 5.79%,
1/13/2033(a)(c) 830,000 838,491
Canadian Imperial Bank of
Commerce ,
5.24%, 6/28/2027(d) 635,000 642,681
Citibank NA ,
(SOFR + 0.71%), 4.88%,
11/19/2027(c) 1,450,000 1,453,367
Citizens Financial Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.75%),
5.64%, 5/21/2037(c) 395,000 383,115
Comerica, Inc. ,
(SOFR + 2.16%), 5.98%,
1/30/2030(c) 295,000 297,894
Credit Agricole SA ,
(SOFR + 1.13%), 5.23%,
1/9/2029(a)(c) 1,315,000 1,319,401
Danske Bank A/S ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.18%),
6.26%, 9/22/2026(a)(c) 270,000 272,347
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
DNB Bank ASA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.85%),
1.13%, 9/16/2026(a)(c) 1,115,000 1,090,284
(SOFR + 1.05%), 4.85%,
11/5/2030(a)(c) 890,000 882,567
Federation des Caisses
Desjardins du Quebec ,
5.70%, 3/14/2028(a) 400,000 409,242
Fifth Third Bank NA ,
(SOFR + 0.81%), 4.97%,
1/28/2028(c) 430,000 432,301
HSBC Holdings plc ,
(SOFR + 1.04%), 5.13%,
11/19/2028(c) 1,470,000 1,473,668
HSBC USA, Inc. ,
5.63%, 3/17/2025(d) 925,000 926,280
Huntington Bancshares, Inc. ,
(SOFR + 2.02%), 6.21%,
8/21/2029(c) 475,000 491,968
(SOFR + 1.28%), 5.27%,
1/15/2031(c) 590,000 591,216
JPMorgan Chase & Co. ,
(SOFR + 1.34%), 4.95%,
10/22/2035(c) 1,300,000 1,254,281
(SOFR + 1.32%), 5.50%,
1/24/2036(c) 695,000 699,126
KBC Group NV ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.07%),
4.93%, 10/16/2030(a)(c) 455,000 449,761
M&T Bank Corp. ,
(SOFR + 1.61%), 5.39%,
1/16/2036(c)(d) 1,375,000 1,340,617
Mitsubishi UFJ Financial
Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.95%),
5.57%, 1/16/2036(c) 1,520,000 1,528,027
National Bank of Canada ,
4.50%, 10/10/2029(d) 990,000 969,334
NatWest Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.22%),
4.96%, 8/15/2030(c) 1,240,000 1,226,701
Nordea Bank Abp ,
4.38%, 9/10/2029(a) 1,495,000 1,462,639
Royal Bank of Canada ,
(SOFR + 1.10%), 4.97%,
8/2/2030(c) 15,000 14,960
(SOFR + 1.03%), 5.15%,
2/4/2031(c) 1,975,000 1,983,226

38 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Santander UK Group Holdings
plc ,
(United States SOFR
Compounded Index
+ 1.52%), 5.69%,
4/15/2031(c) 1,405,000 1,419,455
Societe Generale SA ,
5.25%, 2/19/2027(a) 1,205,000 1,206,442
Standard Chartered plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.43%),
6.23%, 1/21/2036(a)(c) 1,225,000 1,256,225
Sumitomo Mitsui Financial
Group, Inc. ,
5.63%, 1/15/2035 2,000,000 2,022,568
Sumitomo Mitsui Trust Bank
Ltd. ,
5.20%, 3/7/2027(a) 675,000 681,731
Swedbank AB ,
6.14%, 9/12/2026(a) 510,000 520,507
5.41%, 3/14/2029(a) 725,000 732,268
Toronto-Dominion Bank (The) ,
5.30%, 1/30/2032 1,330,000 1,330,554
Truist Financial Corp. ,
(SOFR + 2.45%), 7.16%,
10/30/2029(c) 590,000 631,683
UniCredit SpA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.30%),
2.57%, 9/22/2026(a)(c) 1,090,000 1,072,112
US Bank NA ,
(SOFR + 0.69%), 4.51%,
10/22/2027(c) 1,470,000 1,464,009
Wells Fargo & Co. ,
(SOFR + 1.38%), 5.21%,
12/3/2035(c) 1,715,000 1,677,779
Westpac Banking Corp. ,
5.05%, 4/16/2029(d) 855,000 866,236
47,193,001
Beverages 0.4%
Bacardi-Martini BV ,
5.55%, 2/1/2030(a) 1,610,000 1,627,063
Suntory Holdings Ltd. ,
5.12%, 6/11/2029(a)(d) 400,000 402,887
2,029,950
Biotechnology 0.3%
Gilead Sciences, Inc. ,
5.50%, 11/15/2054(d) 1,475,000 1,434,517
Building Products 0.1%
CRH America Finance, Inc. ,
5.50%, 1/9/2035 620,000 623,837
Capital Markets 4.4%
Antares Holdings LP ,
3.75%, 7/15/2027(a) 655,000 622,832
6.35%, 10/23/2029(a) 440,000 437,815
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Apollo Debt Solutions BDC ,
6.70%, 7/29/2031(a)(d) 280,000 289,457
6.55%, 3/15/2032(a) 545,000 554,274
Ares Capital Corp. ,
5.80%, 3/8/2032 940,000 932,295
Ares Strategic Income Fund ,
5.70%, 3/15/2028(a) 580,000 580,606
Bain Capital Specialty
Finance, Inc. ,
2.55%, 10/13/2026(d) 615,000 586,684
5.95%, 3/15/2030 205,000 203,308
Bank of New York Mellon
Corp. (The) ,
(SOFR + 1.03%), 4.95%,
4/26/2027(c) 640,000 643,098
Blackstone Private Credit
Fund ,
6.00%, 1/29/2032 755,000 747,514
Blackstone Secured Lending
Fund ,
5.88%, 11/15/2027 80,000 81,196
5.35%, 4/13/2028 480,000 478,139
Blue Owl Capital Corp. ,
3.75%, 7/22/2025 120,000 119,338
5.95%, 3/15/2029 180,000 181,114
Blue Owl Capital Corp. II ,
8.45%, 11/15/2026 305,000 319,175
Blue Owl Credit Income Corp. ,
7.95%, 6/13/2028 560,000 594,947
Blue Owl Technology Finance
Corp. ,
4.75%, 12/15/2025(a) 625,000 620,045
6.10%, 3/15/2028(a) 600,000 602,129
Blue Owl Technology Finance
Corp. II ,
6.75%, 4/4/2029 645,000 654,668
Cantor Fitzgerald LP ,
7.20%, 12/12/2028(a) 445,000 467,774
FS KKR Capital Corp. ,
7.88%, 1/15/2029 345,000 367,696
6.88%, 8/15/2029 215,000 222,404
6.13%, 1/15/2030 565,000 564,419
Goldman Sachs Bank USA ,
(SOFR + 0.75%), 5.41%,
5/21/2027(c) 1,055,000 1,064,197
Goldman Sachs Group, Inc.
(The) ,
(SOFR + 1.08%), 5.80%,
8/10/2026(c) 1,300,000 1,306,550
(SOFR + 1.21%), 5.05%,
7/23/2030(c) 880,000 877,701
Golub Capital BDC, Inc. ,
2.50%, 8/24/2026 695,000 665,734
6.00%, 7/15/2029 210,000 211,123
Hercules Capital, Inc. ,
3.38%, 1/20/2027 820,000 786,945
HPS Corporate Lending Fund ,
5.45%, 1/14/2028(a) 815,000 812,596
6.25%, 9/30/2029(a) 290,000 294,462
Jefferies Financial Group, Inc. ,
5.88%, 7/21/2028 670,000 686,821

Nationwide Loomis Core Bond Fund - January 31, 2025 (Unaudited) - Statement of Investments - 39
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Lehman Brothers Holdings,
Inc. ,
5.63%, 1/24/2013(e) 4,000,000 3,200
Main Street Capital Corp. ,
3.00%, 7/14/2026 345,000 332,990
6.50%, 6/4/2027 540,000 549,948
Marex Group plc ,
6.40%, 11/4/2029 650,000 656,797
Morgan Stanley ,
(SOFR + 1.10%), 4.65%,
10/18/2030(c) 1,445,000 1,419,027
(SOFR + 1.11%), 5.23%,
1/15/2031(c) 1,695,000 1,702,906
New Mountain Finance Corp. ,
6.20%, 10/15/2027 350,000 352,656
6.88%, 2/1/2029 245,000 248,705
Sixth Street Lending Partners ,
6.50%, 3/11/2029 575,000 588,439
5.75%, 1/15/2030 295,000 291,966
State Street Bank & Trust Co. ,
4.78%, 11/23/2029 975,000 975,373
UBS AG ,
5.00%, 7/9/2027 415,000 418,340
25,117,403
Chemicals 0.2%
Cabot Corp. ,
4.00%, 7/1/2029 415,000 397,148
LYB International Finance III
LLC ,
5.50%, 3/1/2034(d) 865,000 854,579
1,251,727
Commercial Services & Supplies 0.3%
Element Fleet Management
Corp. ,
3.85%, 6/15/2025(a) 815,000 811,832
Waste Management, Inc. ,
5.35%, 10/15/2054 680,000 652,554
1,464,386
Construction Materials 0.2%
Martin Marietta Materials, Inc. ,
5.50%, 12/1/2054(d) 1,030,000 977,323
Consumer Finance 2.5%
AerCap Ireland Capital DAC ,
4.63%, 9/10/2029 600,000 587,714
5.38%, 12/15/2031 690,000 689,348
American Express Co. ,
(SOFR + 1.02%), 5.09%,
1/30/2031(c) 800,000 802,820
American Honda Finance
Corp. ,
4.85%, 10/23/2031 980,000 963,313
Avolon Holdings Funding Ltd. ,
4.95%, 1/15/2028(a) 1,030,000 1,022,314
Capital One Financial Corp. ,
(SOFR + 2.44%), 7.15%,
10/29/2027(c) 685,000 710,333
(SOFR + 2.64%), 6.31%,
6/8/2029(c) 180,000 186,537
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
Capital One Financial Corp.,
(SOFR + 2.04%), 6.18%,
1/30/2036(c) 655,000 657,863
Ford Motor Credit Co. LLC ,
5.88%, 11/7/2029 1,270,000 1,272,054
General Motors Financial Co.,
Inc. ,
6.05%, 10/10/2025 520,000 524,292
5.35%, 1/7/2030 1,535,000 1,533,768
Harley-Davidson Financial
Services, Inc. ,
3.35%, 6/8/2025(a) 105,000 104,278
Hyundai Capital Services, Inc. ,
2.13%, 4/24/2025(a) 410,000 407,517
John Deere Capital Corp. ,
4.90%, 3/7/2031 810,000 813,017
Mitsubishi HC Finance
America LLC ,
5.15%, 10/24/2029(a) 1,125,000 1,125,133
Synchrony Financial ,
4.88%, 6/13/2025 165,000 164,917
(United States SOFR
Compounded Index +
2.13%), 5.94%, 8/2/2030(c) 545,000 552,127
Toyota Motor Credit Corp. ,
5.05%, 5/16/2029 620,000 626,066
5.35%, 1/9/2035 1,495,000 1,502,831
14,246,242
Containers & Packaging 0.3%
Amcor Flexibles North
America, Inc. ,
4.00%, 5/17/2025(d) 545,000 543,370
Amcor Group Finance plc ,
5.45%, 5/23/2029 1,410,000 1,425,790
1,969,160
Distributors 0.2%
Genuine Parts Co. ,
4.95%, 8/15/2029 840,000 834,734
LKQ Corp. ,
5.75%, 6/15/2028 510,000 519,352
1,354,086
Diversified Telecommunication Services 0.1%
Sitios Latinoamerica SAB de
CV ,
6.00%, 11/25/2029(a)(d) 675,000 674,122
Electric Utilities 1.6%
Alliant Energy Finance LLC ,
5.40%, 6/6/2027(a) 525,000 529,066
American Electric Power Co.,
Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.68%),
3.88%, 2/15/2062(c) 765,000 725,877
Edison International ,
4.70%, 8/15/2025 840,000 836,833
Electricite de France SA ,
6.38%, 1/13/2055(a) 1,330,000 1,324,521

40 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Entergy Corp. ,
0.90%, 9/15/2025 555,000 542,264
Entergy Louisiana LLC ,
5.80%, 3/15/2055 975,000 963,920
New England Power Co. ,
2.81%, 10/6/2050(a) 1,000,000 595,729
NextEra Energy Capital
Holdings, Inc. ,
5.90%, 3/15/2055 1,915,000 1,904,829
Vistra Operations Co. LLC ,
5.13%, 5/13/2025(a) 1,165,000 1,165,160
Wisconsin Public Service
Corp. ,
4.55%, 12/1/2029 345,000 340,571
8,928,770
Electronic Equipment, Instruments & Components 0.6%
Arrow Electronics, Inc. ,
5.15%, 8/21/2029 840,000 838,395
CDW LLC ,
3.28%, 12/1/2028 665,000 621,664
Flex Ltd. ,
6.00%, 1/15/2028(d) 570,000 583,858
5.25%, 1/15/2032 430,000 424,028
Tyco Electronics Group SA ,
4.63%, 2/1/2030(d) 1,040,000 1,029,624
3,497,569
Energy Equipment & Services 0.1%
Helmerich & Payne, Inc. ,
5.50%, 12/1/2034(a) 890,000 841,343
Entertainment 0.1%
Take-Two Interactive
Software, Inc. ,
4.95%, 3/28/2028 685,000 686,548
Financial Services 1.0%
Atlas Warehouse Lending Co.
LP ,
6.25%, 1/15/2030(a) 465,000 465,115
Enact Holdings, Inc. ,
6.25%, 5/28/2029 1,050,000 1,071,629
Nationwide Building Society ,
5.13%, 7/29/2029(a) 1,175,000 1,178,028
NMI Holdings, Inc. ,
6.00%, 8/15/2029(d) 500,000 506,767
NTT Finance Corp. ,
5.11%, 7/2/2029(a) 1,405,000 1,418,528
Synchrony Bank ,
5.40%, 8/22/2025 890,000 892,109
Western Union Co. (The) ,
1.35%, 3/15/2026 235,000 225,769
5,757,945
Food Products 0.6%
Campbell's Co. (The) ,
5.25%, 10/13/2054 755,000 685,905
General Mills, Inc. ,
4.88%, 1/30/2030 1,090,000 1,086,841
Corporate Bonds
Principal
Amount ($) Value ($)
Food Products
JBS USA LUX Sarl ,
6.38%, 2/25/2055(a) 1,415,000 1,432,772
3,205,518
Gas Utilities 0.1%
Southwest Gas Corp. ,
3.18%, 8/15/2051 780,000 489,583
Ground Transportation 0.3%
Penske Truck Leasing Co. LP ,
4.00%, 7/15/2025(a) 400,000 398,577
5.25%, 2/1/2030(a)(d) 1,070,000 1,072,574
1,471,151
Health Care Equipment & Supplies 0.1%
Stryker Corp. ,
5.20%, 2/10/2035 635,000 630,718
Health Care Providers & Services 0.6%
Cardinal Health, Inc. ,
5.00%, 11/15/2029 1,595,000 1,592,570
Elevance Health, Inc. ,
5.70%, 2/15/2055 730,000 702,707
UnitedHealth Group, Inc. ,
5.63%, 7/15/2054 710,000 690,156
Universal Health Services,
Inc. ,
4.63%, 10/15/2029 445,000 430,313
3,415,746
Health Care Technology 0.1%
IQVIA, Inc. ,
5.70%, 5/15/2028 430,000 436,628
Hotels, Restaurants & Leisure 0.4%
Darden Restaurants, Inc. ,
4.55%, 10/15/2029(d) 755,000 738,948
Expedia Group, Inc. ,
6.25%, 5/1/2025(a) 319,000 319,027
Hyatt Hotels Corp. ,
5.25%, 6/30/2029 670,000 672,734
5.38%, 12/15/2031 740,000 737,698
2,468,407
Household Durables 0.1%
MDC Holdings, Inc. ,
3.97%, 8/6/2061 600,000 450,071
Independent Power and Renewable Electricity Producers
0.1%
AES Corp. (The) ,
3.30%, 7/15/2025(a) 795,000 788,374
Industrial Conglomerates 0.1%
Honeywell International, Inc. ,
5.00%, 3/1/2035 720,000 706,674
Insurance 4.3%
American National Global
Funding ,
5.55%, 1/28/2030(a) 870,000 873,880
American National Group,
Inc. ,
5.75%, 10/1/2029 320,000 320,606

Nationwide Loomis Core Bond Fund - January 31, 2025 (Unaudited) - Statement of Investments - 41
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Arthur J Gallagher & Co. ,
3.05%, 3/9/2052 1,010,000 626,648
5.55%, 2/15/2055 1,175,000 1,119,942
Athene Global Funding ,
5.35%, 7/9/2027(a) 1,185,000 1,193,981
5.38%, 1/7/2030(a) 1,430,000 1,428,954
Beacon Funding Trust ,
6.27%, 8/15/2054(a) 415,000 403,561
Brighthouse Financial Global
Funding ,
5.55%, 4/9/2027(a) 1,005,000 1,014,054
CNO Global Funding ,
4.88%, 12/10/2027(a)(d) 510,000 508,817
2.65%, 1/6/2029(a) 990,000 903,420
Corebridge Global Funding ,
0.90%, 9/22/2025(a) 665,000 649,962
5.20%, 6/24/2029(a) 800,000 805,599
Equitable Financial Life Global
Funding ,
5.50%, 12/2/2025(a) 955,000 962,170
F&G Global Funding ,
5.15%, 7/7/2025(a) 880,000 881,105
5.88%, 6/10/2027(a) 555,000 563,338
GA Global Funding Trust ,
2.25%, 1/6/2027(a) 1,135,000 1,078,408
4.40%, 9/23/2027(a) 375,000 369,621
Jackson National Life Global
Funding ,
3.88%, 6/11/2025(a) 195,000 194,353
MassMutual Global Funding II ,
4.95%, 1/10/2030(a) 1,430,000 1,436,031
New York Life Global Funding ,
5.00%, 6/6/2029(a) 955,000 962,915
4.60%, 12/5/2029(a) 455,000 451,419
NLG Global Funding ,
5.40%, 1/23/2030(a) 1,415,000 1,426,294
Northwestern Mutual Global
Funding ,
4.90%, 6/12/2028(a) 1,095,000 1,100,197
Principal Life Global Funding
II ,
4.60%, 8/19/2027(a) 520,000 518,757
Protective Life Global
Funding ,
4.77%, 12/9/2029(a) 1,000,000 990,472
Reliance Standard Life Global
Funding II ,
2.75%, 5/7/2025(a) 1,270,000 1,262,198
RGA Global Funding ,
5.25%, 1/9/2030(a) 640,000 642,095
SBL Holdings, Inc. ,
7.20%, 10/30/2034(a) 875,000 847,581
SiriusPoint Ltd. ,
7.00%, 4/5/2029 690,000 710,067
Trustage Financial Group,
Inc. ,
4.63%, 4/15/2032(a) 560,000 512,717
24,759,162
Corporate Bonds
Principal
Amount ($) Value ($)
Interactive Media & Services 0.1%
Meta Platforms, Inc. ,
5.40%, 8/15/2054 730,000 708,251
IT Services 0.2%
DXC Technology Co. ,
2.38%, 9/15/2028 1,160,000 1,052,471
Life Sciences Tools & Services 0.1%
Illumina, Inc. ,
4.65%, 9/9/2026 620,000 618,113
Machinery 0.4%
CNH Industrial Capital LLC ,
3.95%, 5/23/2025(d) 575,000 573,331
Daimler Truck Finance North
America LLC ,
5.63%, 1/13/2035(a) 1,540,000 1,541,453
2,114,784
Media 0.6%
Charter Communications
Operating LLC ,
6.10%, 6/1/2029(d) 1,310,000 1,339,839
Cox Communications, Inc. ,
5.95%, 9/1/2054(a)(d) 1,490,000 1,367,422
Videotron Ltd. ,
5.70%, 1/15/2035(a) 575,000 564,791
3,272,052
Metals & Mining 0.2%
ArcelorMittal SA ,
6.35%, 6/17/2054(d) 1,270,000 1,267,444
Multi-Utilities 0.3%
Ameren Corp. ,
5.00%, 1/15/2029 310,000 309,997
CenterPoint Energy, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.59%),
6.70%, 5/15/2055(c) 840,000 835,350
DTE Energy Co. ,
4.95%, 7/1/2027 595,000 597,407
1,742,754
Oil, Gas & Consumable Fuels 1.2%
APA Corp. ,
6.75%, 2/15/2055(a) 855,000 845,885
BP Capital Markets America,
Inc. ,
5.23%, 11/17/2034 735,000 725,375
Canadian Natural Resources
Ltd. ,
5.40%, 12/15/2034(a) 535,000 517,199
ConocoPhillips Co. ,
5.00%, 1/15/2035 1,720,000 1,670,212
Eastern Energy Gas Holdings
LLC ,
5.80%, 1/15/2035 980,000 996,464
Occidental Petroleum Corp. ,
6.05%, 10/1/2054 715,000 674,405
Phillips 66 Co. ,
4.95%, 3/15/2035(d) 710,000 673,417

42 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Phillips 66 Co.,
5.65%, 6/15/2054 770,000 725,526
6,828,483
Professional Services 0.2%
Equifax, Inc. ,
5.10%, 6/1/2028(d) 580,000 583,711
4.80%, 9/15/2029 725,000 718,504
1,302,215
Semiconductors & Semiconductor Equipment 0.7%
Broadcom, Inc. ,
5.20%, 4/15/2032 1,665,000 1,664,572
Microchip Technology, Inc. ,
5.05%, 2/15/2030 630,000 626,064
Micron Technology, Inc. ,
6.75%, 11/1/2029 445,000 474,110
5.80%, 1/15/2035 955,000 962,366
3,727,112
Software 0.3%
Oracle Corp. ,
6.00%, 8/3/2055 1,985,000 1,978,682
Specialized REITs 0.0%
†
Extra Space Storage LP ,
5.70%, 4/1/2028 260,000 265,487
Specialty Retail 0.1%
AutoNation, Inc. ,
4.50%, 10/1/2025 675,000 673,096
Technology Hardware, Storage & Peripherals 0.4%
Dell International LLC ,
4.85%, 2/1/2035 755,000 714,133
Hewlett Packard Enterprise
Co. ,
5.60%, 10/15/2054 810,000 781,509
NetApp, Inc. ,
1.88%, 6/22/2025 535,000 528,680
2,024,322
Tobacco 0.3%
Imperial Brands Finance plc ,
5.50%, 2/1/2030(a) 1,500,000 1,515,515
Philip Morris International,
Inc. ,
4.38%, 11/1/2027 150,000 149,060
1,664,575
Trading Companies & Distributors 0.4%
Air Lease Corp. ,
5.20%, 7/15/2031 575,000 571,030
Aircastle Ltd. ,
2.85%, 1/26/2028(a) 885,000 827,040
6.50%, 7/18/2028(a) 155,000 160,780
GATX Corp. ,
5.40%, 3/15/2027 325,000 328,628
Mitsubishi Corp. ,
5.00%, 7/2/2029(a) 575,000 579,510
2,466,988
Corporate Bonds
Principal
Amount ($) Value ($)
Water Utilities 0.1%
Essential Utilities, Inc. ,
4.80%, 8/15/2027 580,000 580,040
Total Corporate Bonds
(cost $199,568,439)
194,140,353
Mortgage-Backed Securities 19.1%
FHLMC UMBS Pool
Pool# SD8199
2.00%, 3/1/2052 1,194,524 932,567
Pool# SD8200
2.50%, 3/1/2052 1,893,904 1,549,669
Pool# SD8205
2.50%, 4/1/2052 17,253,755 14,102,258
Pool# QE0012
2.50%, 4/1/2052 1,611,975 1,323,024
Pool# QE0764
3.00%, 4/1/2052 4,817,306 4,101,577
Pool# QE2352
2.50%, 5/1/2052 1,247,051 1,022,126
Pool# SD8219
2.50%, 6/1/2052 1,001,853 817,553
Pool# QE4044
2.50%, 6/1/2052 558,701 457,675
Pool# SD2088
3.50%, 6/1/2052 9,310,855 8,245,077
Pool# SD8234
2.50%, 8/1/2052 5,276,112 4,304,263
Pool# SD8271
2.50%, 10/1/2052 888,332 724,400
Pool# QF1212
4.00%, 10/1/2052 3,998,210 3,662,303
Pool# SD6706
4.50%, 1/1/2054 5,840,351 5,500,979
Pool# SD8461
5.00%, 9/1/2054 1,963,390 1,896,678
Pool# QX2607
5.50%, 1/1/2055 2,995,701 2,959,582
FNMA Pool
Pool# BS6952
5.34%, 10/1/2032 1,147,673 1,175,832
Pool# AN8477
3.40%, 2/1/2033 1,943,866 1,763,969
Pool# AN9700
3.67%, 7/1/2033 5,000,000 4,609,523
Pool# BF0673
2.50%, 6/1/2062 3,054,888 2,420,444
FNMA UMBS Pool
Pool# MA3209
3.00%, 12/1/2047 1,197,817 1,039,995
Pool# MA3275
3.00%, 2/1/2048 1,063,792 923,342
Pool# MA4562
2.00%, 3/1/2052 1,963,586 1,531,891
Pool# CB3496
3.00%, 5/1/2052 5,051,428 4,309,776
Pool# MA4623
2.50%, 6/1/2052 564,699 461,394
Pool# BU8730
2.50%, 6/1/2052 325,931 267,594

Nationwide Loomis Core Bond Fund - January 31, 2025 (Unaudited) - Statement of Investments - 43
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA4624
3.00%, 6/1/2052 1,045,231 889,499
Pool# FS5493
2.50%, 7/1/2052 3,835,556 3,133,237
Pool# MA4652
2.50%, 7/1/2052 369,644 301,898
Pool# MA4653
3.00%, 7/1/2052 4,873,485 4,150,577
Pool# MA4743
2.50%, 8/1/2052 351,193 286,589
Pool# FS3497
3.50%, 8/1/2052 4,705,724 4,171,793
Pool# CB8422
6.00%, 2/1/2054 1,888,981 1,904,059
FNMA/FHLMC UMBS,
30 Year, Single Family
Conventional Pool TBA
5.50%, 3/25/2055 2,300,000 2,268,677
6.00%, 3/25/2055 3,500,000 3,518,721
GNMA I Pool
Pool# 442138
8.00%, 11/15/2026 3,428 3,443
Pool# 399109
7.50%, 2/15/2027 1,663 1,667
Pool# 445661
7.50%, 7/15/2027 1,140 1,146
Pool# 443887
7.50%, 8/15/2027 1,975 1,985
Pool# 455381
7.50%, 8/15/2027 1,033 1,038
Pool# 450591
7.50%, 8/15/2027 79 79
Pool# 453295
7.50%, 8/15/2027 33 33
Pool# 446699
6.00%, 8/15/2028 2,897 2,936
Pool# 482748
6.00%, 9/15/2028 15,782 15,984
Pool# 781029
6.50%, 5/15/2029 20,679 21,233
GNMA II Pool
Pool# MA8043
3.00%, 5/20/2052 4,812,964 4,192,107
Pool# MA8098
3.00%, 6/20/2052 4,577,139 3,986,703
Pool# MA8192
4.00%, 8/20/2052 1,926,290 1,750,637
Pool# MA8260
4.00%, 9/20/2052 858,394 780,498
Pool# MA8261
4.50%, 9/20/2052 638,832 597,289
Pool# MA8418
4.50%, 11/20/2052 418,057 389,894
Pool# MA8801
5.50%, 4/20/2053 2,635,489 2,624,535
GNMA TBA
5.00%, 3/15/2055 4,000,000
3,883,281
Total Mortgage-Backed Securities
(cost $113,254,204)
108,983,029
U.S. Treasury Obligations 25.5%
Principal
Amount ($) Value ($)
U.S. Treasury Bond
4.63%, 11/15/2044 (d) 1,820,000 1,766,822
4.50%, 11/15/2054 1,880,000 1,790,700
U.S. Treasury Bonds
3.38%, 8/15/2042 1,495,000 1,239,040
3.88%, 2/15/2043 2,670,000 2,363,367
3.88%, 5/15/2043 5,420,000 4,786,326
4.38%, 8/15/2043 10,030,000 9,466,596
4.75%, 11/15/2043 9,430,000 9,336,805
4.50%, 2/15/2044 7,385,000 7,065,079
4.63%, 5/15/2044 2,590,000 2,516,752
4.13%, 8/15/2044 3,895,000 3,533,495
2.25%, 8/15/2049 9,000,000 5,588,086
4.25%, 8/15/2054 5,340,000 4,868,578
U.S. Treasury Notes
3.75%, 8/31/2026 13,420,000 13,325,641
4.25%, 11/30/2026 4,460,000 4,462,613
4.25%, 12/31/2026 (d) 6,510,000 6,514,323
4.88%, 10/31/2028 8,880,000 9,055,519
4.13%, 3/31/2029 5,655,000 5,613,029
4.63%, 4/30/2029 (d) 25,285,000 25,580,321
4.25%, 6/30/2029 11,615,000 11,579,157
4.13%, 10/31/2029 115,000 113,980
4.13%, 11/30/2029 5,325,000 5,278,406
3.88%, 8/15/2034 6,620,000 6,279,691
4.25%, 11/15/2034 3,760,000 3,672,462
Total U.S. Treasury Obligations
(cost $151,599,824)
145,796,788
Short-Term Investment 1.5%
U.S. Treasury Obligation 1.5%
U.S. Treasury Bills, 4.47%,
2/6/2025 8,655,000 8,651,964
Total Short-Term Investment
(cost $8,649,680)
8,651,964
Repurchase Agreements 1.8%
CF Secured, LLC
4.33%, dated 1/31/2025,
due 2/3/2025, repurchase
price $3,214,484,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.50%, maturing
2/28/2025 - 11/15/2054;
total market value
$3,278,773. (f) 3,213,324 3,213,324

44 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Loomis Core Bond Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
Santander US Capital
Markets
4.31%, dated 1/31/2025,
due 2/3/2025, repurchase
price $2,000,719,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.25% - 4.63%, maturing
3/15/2025 - 2/15/2050;
total market value
$2,040,733. (f) 2,000,000 2,000,000
Societe Generale
4.32%, dated 1/31/2025,
due 2/3/2025, repurchase
price $5,001,800,
collateralized by U.S.
Government Treasury
Securities, ranging from
4.13% - 4.75%, maturing
8/15/2053 - 5/15/2054;
total market value
$5,100,001. (f) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $10,213,324)
10,213,324
Total Investments
(cost $593,072,439) — 100.7%
575,084,704
Liabilities in excess of other
assets — (0.7)% (4,187,959)
NET ASSETS — 100.0%
$ 570,896,745
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of January 31, 2025
was $128,505,147 which represents 22.51% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of January 31,
2025.
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of January 31, 2025.
(d) The security or a portion of this security is on loan as of
January 31, 2025. The total value of securities on loan as of
January 31, 2025 was $44,118,905, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $10,213,324 and by $35,352,569 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 5.00%, and maturity
dates ranging from 2/20/2025 – 8/15/2054, a total value of
$45,565,893.
(e) Security in default.
(f) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2025 was $10,213,324.
ACES Alternative Credit Enhancement Services
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
IO Interest only
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities

Nationwide Loomis Core Bond Fund - January 31, 2025 (Unaudited) - Statement of Investments - 45
Futures contracts outstanding as of January 31, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 5 Year Note 29 3/2025 USD 3,085,328 (11,306)
U.S. Treasury 10 Year Note 26 3/2025 USD 2,829,938 8,286
U.S. Treasury Long Bond 104 3/2025 USD 11,846,250 (265,900)
U.S. Treasury Ultra Bond 99 3/2025 USD 11,728,406 (416,227)
Net contracts (685,147)
Currency:
USD United States Dollar

46 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Loomis Core Bond Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Nationwide Loomis Core Bond Fund - January 31, 2025 (Unaudited) - Statement of Investments - 47
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2025. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 57,354,732 $ – $ 57,354,732
Collateralized Mortgage Obligations – 21,671,362 – 21,671,362
Commercial Mortgage-Backed Securities – 28,273,152 – 28,273,152
Corporate Bonds – 194,140,353 – 194,140,353
Futures Contracts 8,286 – – 8,286
Mortgage-Backed Securities – 108,983,029 – 108,983,029
Repurchase Agreements – 10,213,324 – 10,213,324
Short-Term Investment – 8,651,964 – 8,651,964
U.S. Treasury Obligations – 145,796,788 – 145,796,788
Total Assets $ 8,286 $ 575,084,704 $ – $ 575,092,990
Liabilities:
Futures Contracts $ (693,433) $ – $ – $ (693,433)
Total Liabilities $ (693,433) $ – $ – $ (693,433)
Total $ (685,147) $ 575,084,704 $ – $ 574,399,557

48 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Loomis Core Bond Fund
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of January 31, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of January 31, 2025:
Assets: Fair Value
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts $ 8,286
Total $ 8,286
Liabilities:
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts $ (693,433)
Total $ (693,433)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Loomis Short Term Bond Fund - January 31, 2025 (Unaudited) - Statement of Investments - 49
Asset-Backed Securities 29.2%
Principal
Amount ($) Value ($)
Automobiles 19.7%
Ally Auto Receivables Trust,
Series 2022-3, Class A3,
5.07%, 4/15/2027 71,135 71,282
American Credit Acceptance
Receivables Trust
Series 2024-3, Class A,
5.76%, 11/12/2027(a) 73,724 74,034
Series 2023-4, Class B,
6.63%, 2/14/2028(a) 205,000 206,364
Series 2022-4, Class C,
7.86%, 2/15/2029(a) 21,265 21,356
Series 2023-3, Class C,
6.44%, 10/12/2029(a) 345,000 348,706
AmeriCredit Automobile
Receivables Trust
Series 2021-3, Class C,
1.41%, 8/18/2027 265,000 256,468
Series 2022-2, Class A3,
4.38%, 4/18/2028 74,410 74,375
Series 2024-1, Class A3,
5.43%, 1/18/2029 305,000 308,191
ARI Fleet Lease Trust, Series
2024-A, Class A2, 5.30%,
11/15/2032(a) 92,259 92,721
Avis Budget Rental Car
Funding AESOP LLC,
Series 2024-1A, Class A,
5.36%, 6/20/2030(a) 350,000 354,940
BMW Vehicle Lease Trust,
Series 2023-1, Class A3,
5.16%, 11/25/2025 10,857 10,862
BMW Vehicle Owner Trust,
Series 2023-A, Class A3,
5.47%, 2/25/2028 145,000 146,181
Bridgecrest Lending Auto
Securitization Trust
Series 2023-1, Class A3,
6.51%, 11/15/2027 234,670 236,004
Series 2024-2, Class A3,
5.84%, 6/15/2028 300,000 302,392
Series 2024-3, Class B,
5.37%, 10/16/2028 45,000 45,337
Carmax Auto Owner Trust,
Series 2023-2, Class A3,
5.05%, 1/18/2028 525,000 527,368
Carvana Auto Receivables
Trust
Series 2023-P1, Class A3,
5.98%, 12/10/2027(a) 17,591 17,705
Series 2024-P2, Class A3,
5.33%, 7/10/2029 155,000 156,698
Series 2024-P4, Class A3,
4.64%, 1/10/2030 75,000 74,993
Chase Auto Owner Trust
Series 2024-3A, Class A3,
5.22%, 7/25/2029(a) 315,000 318,609
Series 2024-5A, Class A3,
4.18%, 8/27/2029(a) 145,000 143,740
Chesapeake Funding II LLC
Series 2023-1A, Class A1,
5.65%, 5/15/2035(a) 241,903 243,555
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2024-1A, Class A1,
5.52%, 5/15/2036(a) 124,343 125,627
Citizens Auto Receivables
Trust, Series 2024-1, Class
A3, 5.11%, 4/17/2028(a) 120,000 120,690
Credit Acceptance Auto Loan
Trust
Series 2023-2A, Class B,
6.61%, 7/15/2033(a) 130,000 132,326
Series 2024-3A, Class A,
4.68%, 9/15/2034(a) 240,000 238,693
Drive Auto Receivables Trust,
Series 2024-2, Class B,
4.52%, 7/16/2029 135,000 134,200
DT Auto Owner Trust
Series 2022-3A, Class B,
6.74%, 7/17/2028(a) 52,541 52,621
Series 2023-2A, Class B,
5.41%, 2/15/2029(a) 260,000 260,484
Enterprise Fleet Financing
LLC
Series 2025-1, Class A2,
4.65%, 10/20/2027(a) 60,000 60,028
Series 2024-2, Class A3,
5.61%, 4/20/2028(a) 165,000 167,844
Series 2022-3, Class A2,
4.38%, 7/20/2029(a) 50,171 50,101
Series 2024-1, Class A2,
5.23%, 3/20/2030(a) 185,920 187,150
Exeter Automobile
Receivables Trust
Series 2023-5A, Class A3,
6.32%, 3/15/2027 24,033 24,076
Series 2023-1A, Class B,
5.72%, 4/15/2027 4,461 4,462
Series 2024-4A, Class C,
5.48%, 8/15/2030 65,000 65,624
Fifth Third Auto Trust, Series
2023-1, Class A3, 5.53%,
8/15/2028 435,000 439,263
First Investors Auto Owner
Trust, Series 2022-
1A, Class C, 3.13%,
5/15/2028(a) 350,000 344,927
Flagship Credit Auto Trust,
Series 2023-1, Class A3,
5.01%, 8/16/2027(a) 215,000 215,185
Ford Credit Auto Lease Trust,
Series 2025-A, Class A3,
4.72%, 6/15/2028 145,000 145,418
GECU Auto Receivables
Trust, Series 2023-
1A, Class A3, 5.63%,
8/15/2028(a) 310,000 312,947
GLS Auto Receivables Issuer
Trust
Series 2024-1A, Class A3,
5.40%, 9/15/2027(a) 95,000 95,324
Series 2024-4A, Class A3,
4.75%, 7/17/2028(a) 45,000 45,032

50 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2024-3A, Class B,
5.08%, 1/16/2029(a) 135,000 135,680
GLS Auto Select Receivables
Trust
Series 2024-3A, Class A2,
5.59%, 10/15/2029(a) 246,194 249,089
Series 2024-4A, Class A2,
4.43%, 12/17/2029(a) 100,000 99,644
Series 2025-1A, Class A2,
4.71%, 4/15/2030(a) 150,000 150,060
Series 2024-2A, Class A2,
5.58%, 6/17/2030(a) 77,074 77,931
GM Financial Automobile
Leasing Trust, Series
2024-3, Class A3, 4.21%,
10/20/2027 125,000 124,381
Harley-Davidson Motorcycle
Trust
Series 2024-A, Class A3,
5.37%, 3/15/2029 335,000 339,089
Series 2023-B, Class A4,
5.78%, 4/15/2031 170,000 173,358
Hertz Vehicle Financing III
LLC
Series 2023-3A, Class A,
5.94%, 2/25/2028(a) 295,000 299,737
Series 2024-1A, Class A,
5.44%, 1/25/2029(a) 130,000 130,894
Honda Auto Receivables
Owner Trust, Series 2023-3,
Class A3, 5.41%, 2/18/2028 430,000 433,869
Huntington Auto Trust, Series
2024-1A, Class A3, 5.23%,
1/16/2029(a) 220,000 222,125
LAD Auto Receivables Trust
Series 2024-1A, Class A3,
5.23%, 1/18/2028(a) 150,000 150,654
Series 2024-2A, Class A3,
5.61%, 8/15/2028(a) 185,000 186,919
Series 2023-4A, Class B,
6.39%, 10/16/2028(a) 90,000 91,731
Series 2024-3A, Class A3,
4.52%, 3/15/2029(a) 85,000 84,711
Merchants Fleet Funding LLC,
Series 2023-1A, Class A,
7.21%, 5/20/2036(a) 394,309 398,606
NextGear Floorplan Master
Owner Trust
Series 2024-1A, Class A2,
5.12%, 3/15/2029(a) 210,000 212,045
Series 2024-2A, Class A2,
4.42%, 9/15/2029(a) 370,000 367,413
Nissan Auto Lease Trust,
Series 2023-B, Class A3,
5.69%, 7/15/2026 248,293 249,059
Octane Receivables Trust,
Series 2024-2A, Class A2,
5.80%, 7/20/2032(a) 338,326 341,677
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
PenFed Auto Receivables
Owner Trust
Series 2022-A, Class A4,
4.18%, 12/15/2028(a) 120,000 119,716
Series 2024-A, Class A3,
4.70%, 6/15/2029(a) 125,000 124,984
Prestige Auto Receivables
Trust
Series 2021-1A, Class C,
1.53%, 2/15/2028(a) 128,009 126,701
Series 2023-1A, Class C,
5.65%, 2/15/2028(a) 500,000 502,778
Santander Drive Auto
Receivables Trust
Series 2024-4, Class A3,
4.85%, 1/16/2029 90,000 90,180
Series 2024-3, Class A3,
5.63%, 1/16/2029 285,000 287,942
Series 2023-5, Class B,
6.16%, 12/17/2029 460,000 470,304
Series 2023-1, Class C,
5.09%, 5/15/2030 115,000 115,460
Series 2023-3, Class C,
5.77%, 11/15/2030 135,000 137,324
SBNA Auto Lease Trust
Series 2024-A, Class A3,
5.39%, 11/20/2026(a) 175,000 175,733
Series 2024-B, Class A3,
5.56%, 11/22/2027(a) 155,000 156,596
Series 2024-C, Class A3,
4.56%, 2/22/2028(a) 70,000 69,978
SBNA Auto Receivables Trust,
Series 2024-A, Class A3,
5.32%, 12/15/2028(a) 65,000 65,297
SFS Auto Receivables
Securitization Trust
Series 2023-1A, Class A3,
5.47%, 10/20/2028(a) 530,000 534,557
Series 2024-3A, Class A3,
4.55%, 6/20/2030(a) 95,000 94,968
Toyota Auto Receivables
Owner Trust
Series 2023-C, Class A3,
5.16%, 4/17/2028 150,000 151,072
Series 2024-D, Class A3,
4.40%, 6/15/2029 100,000 99,705
Toyota Lease Owner Trust
Series 2023-A, Class A3,
4.93%, 4/20/2026(a) 258,026 258,219
Series 2024-B, Class A3,
4.21%, 9/20/2027(a) 300,000 298,278
United Auto Credit
Securitization Trust, Series
2022-2, Class C, 5.81%,
5/10/2027(a) 21,753 21,754
Volkswagen Auto Loan
Enhanced Trust, Series
2024-1, Class A2A, 4.65%,
11/22/2027 330,000 330,463

Nationwide Loomis Short Term Bond Fund - January 31, 2025 (Unaudited) - Statement of Investments - 51
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
VStrong Auto Receivables
Trust
Series 2023-A, Class A3,
6.87%, 11/15/2027(a) 670,000 675,797
Series 2024-A, Class B,
5.77%, 7/15/2030(a) 40,000 40,521
Westlake Automobile
Receivables Trust
Series 2024-1A, Class A3,
5.44%, 5/17/2027(a) 90,000 90,515
Series 2024-2A, Class A3,
5.56%, 2/15/2028(a) 165,000 166,524
Series 2024-3A, Class A3,
4.71%, 4/17/2028(a) 170,000 170,013
Series 2023-3A, Class C,
6.02%, 9/15/2028(a) 560,000 568,901
Wheels Fleet Lease Funding
1 LLC
Series 2023-1A, Class A,
5.80%, 4/18/2038(a) 465,472 469,213
Series 2024-1A, Class A1,
5.49%, 2/18/2039(a) 225,000 227,183
World Omni Auto Receivables
Trust, Series 2024-C, Class
A3, 4.43%, 12/17/2029 180,000 179,588
World Omni Select Auto Trust
Series 2021-A, Class B,
0.85%, 8/16/2027 92,833 92,387
Series 2024-A, Class A3,
4.98%, 2/15/2030 110,000 110,622
18,795,848
Credit Card 1.2%
Brex Commercial Charge
Card Master Trust, Series
2024-1, Class A1, 6.05%,
7/15/2027(a) 610,000 616,926
Mercury Financial Credit
Card Master Trust, Series
2024-2A, Class A, 6.56%,
7/20/2029(a) 145,000 146,951
Mission Lane Credit Card
Master Trust
Series 2023-A, Class A,
7.23%, 7/17/2028(a) 105,000 105,524
Series 2024-B, Class A,
5.88%, 1/15/2030(a) 105,000 105,081
Synchrony Card Funding LLC,
Series 2023-A1, Class A,
5.54%, 7/15/2029 125,000 126,729
World Financial Network
Credit Card Master Trust,
Series 2024-A, Class A,
5.47%, 2/15/2031 65,000 66,090
1,167,301
Equipment Loans & Leases 3.4%
Auxilior Term Funding LLC,
Series 2023-1A, Class A2,
6.18%, 12/15/2028(a) 83,867 84,773
Asset-Backed Securities
Principal
Amount ($) Value ($)
Equipment Loans & Leases
CCG Receivables Trust,
Series 2023-1, Class A2,
5.82%, 9/16/2030(a) 116,762 117,620
Crockett Partners Equipment
Co. IIA LLC, Series 2024-
1C, Class A, 6.05%,
1/20/2031(a) 206,441 208,167
DLLMT LLC, Series 2023-
1A, Class A3, 5.34%,
3/22/2027(a) 840,000 844,248
GreatAmerica Leasing
Receivables Funding LLC,
Series 2023-1, Class A3,
5.15%, 7/15/2027(a) 740,000 744,648
John Deere Owner Trust,
Series 2023-A, Class A3,
5.01%, 11/15/2027 142,510 143,072
Kubota Credit Owner Trust,
Series 2023-1A, Class A2,
5.40%, 2/17/2026(a) 27,676 27,690
M&T Equipment Notes, Series
2023-1A, Class A3, 5.74%,
7/15/2030(a) 270,000 272,485
OWN Equipment Fund I LLC,
Series 2024-2M, Class A,
5.70%, 12/20/2032(a) 108,455 108,845
SCF Equipment Leasing LLC
Series 2022-1A, Class A3,
2.92%, 7/20/2029(a) 209,415 208,415
Series 2024-1A, Class A2,
5.88%, 11/20/2029(a) 108,772 109,594
Series 2023-1A, Class A2,
6.56%, 1/22/2030(a) 187,239 188,851
Ziply Fiber Issuer LLC, Series
2024-1A, Class A2, 6.64%,
4/20/2054(a) 170,000 174,836
3,233,244
Other 4.5%
ACHV ABS TRUST
Series 2024-1PL, Class A,
5.90%, 4/25/2031(a) 46,753 47,134
Series 2024-2PL, Class A,
5.07%, 10/27/2031(a) 67,548 67,697
Affirm Asset Securitization
Trust
Series 2023-B, Class A,
6.82%, 9/15/2028(a) 245,000 248,320
Series 2023-X1, Class A,
7.11%, 11/15/2028(a) 11,100 11,116
Series 2024-A, Class 1A,
5.61%, 2/15/2029(a) 545,000 547,122
Series 2024-X1, Class A,
6.27%, 5/15/2029(a) 42,326 42,461
Aqua Finance Trust, Series
2021-A, Class A, 1.54%,
7/17/2046(a) 96,451 88,744
BHG Securitization Trust
Series 2024-1CON, Class
A, 5.81%, 4/17/2035(a) 79,840 80,746

52 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Series 2023-B, Class A,
6.92%, 12/17/2036(a) 163,504 168,218
GreenSky Home Improvement
Issuer Trust, Series
2024-2, Class A2, 5.25%,
10/27/2059(a) 340,019 340,857
Hilton Grand Vacations Trust
Series 2023-1A, Class A,
5.72%, 1/25/2038(a) 114,456 115,790
Series 2024-1B, Class A,
5.75%, 9/15/2039(a) 139,600 141,306
MVW LLC, Series 2024-
1A, Class A, 5.32%,
2/20/2043(a) 103,558 104,208
New Economy Assets Phase
1 Sponsor LLC, Series
2021-1, Class A1, 1.91%,
10/20/2061(a) 450,000 416,156
OneMain Financial Issuance
Trust, Series 2022-
S1, Class A, 4.13%,
5/14/2035(a) 390,000 387,892
Reach ABS Trust, Series
2024-2A, Class A, 5.88%,
7/15/2031(a) 90,014 90,450
Regional Management
Issuance Trust, Series
2024-1, Class A, 5.83%,
7/15/2036(a) 120,000 122,470
Republic Finance Issuance
Trust, Series 2024-A, Class
A, 5.91%, 8/20/2032(a) 100,000 101,055
Sierra Timeshare Receivables
Funding LLC, Series
2024-2A, Class A, 5.14%,
6/20/2041(a) 240,494 240,850
Southern California Edison
Co., 5.45%, 3/1/2035 95,000 92,057
Trafigura Securitisation
Finance plc, Series 2024-
1A, Class A2, 5.98%,
11/15/2027(a) 265,000 268,245
Verizon Master Trust
Series 2024-4, Class A1A,
5.21%, 6/20/2029 575,000 580,701
Series 2024-8, Class A1A,
4.62%, 11/20/2030 25,000 25,035
4,328,630
Student Loan 0.4%
Massachusetts Educational
Financing Authority, Series
2018-A, Class A, 3.85%,
5/25/2033 108,453 104,917
Navient Private Education Refi
Loan Trust
Series 2021-A, Class A,
0.84%, 5/15/2069(a) 70,417 63,582
Series 2020-GA, Class A,
1.17%, 9/16/2069(a) 24,133 22,236
Asset-Backed Securities
Principal
Amount ($) Value ($)
Student Loan
Series 2021-CA, Class A,
1.06%, 10/15/2069(a) 230,169 206,299
397,034
Total Asset-Backed Securities
(cost $27,816,922)
27,922,057
Collateralized Mortgage Obligations 0.3%
FHLMC REMICS, Series
3721, Class PE, 3.50%,
9/15/2040 33,336 32,205
FNMA REMICS
Series 2012-100, Class WA,
1.50%, 9/25/2027 36,792 35,608
Series 2012-93, Class DP,
1.50%, 9/25/2027 27,639 26,798
GNMA REMICS
Series 2011-39, Class NE,
3.50%, 9/16/2039 29,331 28,140
Series 2010-H22, Class FE,
4.99%, 5/20/2059(b) 5,941 5,903
Series 2011-H11, Class FA,
5.14%, 3/20/2061(b) 44,729 44,679
Series 2012-H18, Class NA,
5.16%, 8/20/2062(b) 15,700 15,681
Series 2016-H13, Class FT,
5.22%, 5/20/2066(b) 2,683 2,683
Series 2017-H25, Class FD,
4.79%, 12/20/2067(b) 22,778 22,562
Series 2019-H01, Class FT,
5.04%, 10/20/2068(b) 21,099 21,034
Series 2019-H13, Class FT,
4.80%, 8/20/2069(b) 33,697 33,615
Total Collateralized Mortgage Obligations
(cost $276,141)
268,908
Commercial Mortgage-Backed Securities 6.5%
AOA Mortgage Trust, Series
2021-1177, Class A, 5.30%,
10/15/2038(a)(b) 430,000 423,023
BANK5
Series 2023-5YR3, Class
A3, 6.72%, 9/15/2056(b) 175,000 184,287
Series 2023-5YR4, Class
A3, 6.50%, 12/15/2056 60,593 63,403
BBCMS Mortgage Trust,
Series 2020-BID, Class A,
6.56%, 10/15/2037(a)(b) 425,000 426,062
Benchmark Mortgage Trust,
Series 2023-V2, Class A3,
5.81%, 5/15/2055(b) 320,000 327,217
BPR Trust
Series 2022-OANA, Class
A, 6.20%, 4/15/2037(a)(b) 200,000 200,375
Series 2021-NRD, Class A,
5.83%, 12/15/2038(a)(b) 350,000 337,750

Nationwide Loomis Short Term Bond Fund - January 31, 2025 (Unaudited) - Statement of Investments - 53
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Series 2022-SSP, Class A,
7.31%, 5/15/2039(a)(b) 300,000 300,937
BX Trust, Series 2024-
VLT4, Class A, 5.80%,
7/15/2029(a)(b) 100,000 100,500
CFCRE Commercial Mortgage
Trust REMICS, Series
2016-C7, Class A3, 3.84%,
12/10/2054 340,000 331,567
Citigroup Commercial
Mortgage Trust, Series
2021-PRM2, Class A,
5.37%, 10/15/2038(a)(b) 245,000 244,780
CSMC OA LLC, Series 2014-
USA, Class A2, 3.95%,
9/15/2037(a) 395,000 358,462
DC Commercial Mortgage
Trust, Series 2023-
DC, Class A, 6.31%,
9/12/2040(a) 140,000 143,913
DROP Mortgage Trust, Series
2021-FILE, Class A, 5.57%,
10/15/2043(a)(b) 315,000 301,613
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS, Series K531,
Class AS, 5.06%,
9/25/2029(b) 619,971 620,965
GS Mortgage Securities Corp.
Trust
Series 2013-PEMB, Class
A, 3.55%, 3/5/2033(a)(b) 100,000 86,446
Series 2012-BWTR, Class
A, 2.95%, 11/5/2034(a) 344,012 288,837
Series 2023-SHIP, Class A,
4.32%, 9/10/2038(a)(b) 215,000 212,592
Hudsons Bay Simon JV Trust,
Series 2015-HB7, Class A7,
3.91%, 8/5/2034(a) 45,348 44,641
J.P. Morgan Chase
Commercial Mortgage
Securities Trust, Series
2025-BMS, Class A, 0.00%,
1/15/2042(a)(b) 100,000 100,000
MSBAM Commercial
Mortgage Securities Trust,
Series 2012-CKSV, Class
A2, 3.28%, 10/15/2030(a) 385,423 365,654
OPG Trust, Series 2021-
PORT, Class A, 4.91%,
10/15/2036(a)(b) 216,323 215,106
SCOTT Trust, Series 2023-
SFS, Class A, 5.91%,
3/10/2040(a) 230,000 234,373
Starwood Retail Property
Trust, Series 2014-
STAR, Class A, 7.50%,
11/15/2027(a)(b) 307,641 172,279
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
TCO Commercial Mortgage
Trust, Series 2024-
DPM, Class A, 5.55%,
12/15/2039(a)(b) 100,000 99,938
Total Commercial Mortgage-Backed
Securities
(cost $6,442,424) 6,184,720
Corporate Bonds 47.4%
Aerospace & Defense 0.2%
Boeing Co. (The) ,
6.30%, 5/1/2029 195,000 202,855
Automobiles 1.6%
Hyundai Capital America ,
4.88%, 11/1/2027(a) 145,000 144,746
Kia Corp. ,
2.38%, 2/14/2025(a) 520,000 519,606
Mercedes-Benz Finance North
America LLC ,
4.90%, 11/15/2027(a) 245,000 244,907
Nissan Motor Acceptance Co.
LLC ,
5.30%, 9/13/2027(a) 235,000 232,143
Volkswagen Group of America
Finance LLC ,
4.85%, 8/15/2027(a) 350,000 347,558
1,488,960
Banks 11.2%
ABN AMRO Bank NV ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.65%),
6.34%, 9/18/2027(a)(c) 200,000 204,591
AIB Group plc ,
(SOFR + 3.46%), 7.58%,
10/14/2026(a)(c) 345,000 351,302
ASB Bank Ltd. ,
5.35%, 6/15/2026(a) 215,000 217,185
Banco Santander SA ,
5.57%, 1/17/2030(d) 200,000 202,621
Bank of America Corp. ,
(SOFR + 1.33%), 3.38%,
4/2/2026(c) 315,000 314,294
Bank of Ireland Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.65%),
6.25%, 9/16/2026(a)(c) 200,000 201,659
Bank of Montreal ,
(United States SOFR
Compounded Index
+ 0.67%), 5.00%,
1/27/2029(c)(d) 190,000 190,636
Banque Federative du Credit
Mutuel SA ,
5.19%, 2/16/2028(a) 380,000 382,314
BNP Paribas SA ,
(SOFR + 1.62%), 5.79%,
1/13/2033(a)(c) 200,000 202,046

54 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Canadian Imperial Bank of
Commerce ,
5.24%, 6/28/2027(d) 190,000 192,298
Citibank NA ,
(SOFR + 0.71%), 4.88%,
11/19/2027(c) 490,000 491,138
Danske Bank A/S ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.18%),
6.26%, 9/22/2026(a)(c) 330,000 332,869
Fifth Third Bank NA ,
(SOFR + 0.81%), 4.97%,
1/28/2028(c) 250,000 251,338
HSBC Holdings plc ,
(SOFR + 1.04%), 5.13%,
11/19/2028(c) 350,000 350,873
Huntington Bancshares, Inc. ,
(SOFR + 2.02%), 6.21%,
8/21/2029(c) 185,000 191,609
Intesa Sanpaolo SpA ,
7.00%, 11/21/2025(a) 280,000 284,692
JPMorgan Chase & Co. ,
(SOFR + 0.86%), 4.51%,
10/22/2028(c) 235,000 233,137
(SOFR + 0.90%), 5.14%,
1/24/2031(c) 425,000 426,692
M&T Bank Corp. ,
(SOFR + 1.61%), 5.39%,
1/16/2036(c)(d) 160,000 155,999
Mitsubishi UFJ Financial
Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.78%),
5.20%, 1/16/2031(c) 430,000 431,214
Morgan Stanley Bank NA ,
(SOFR + 0.87%), 5.50%,
5/26/2028(c) 400,000 405,727
National Bank of Canada ,
(SOFR + 1.04%), 5.60%,
7/2/2027(c)(d) 435,000 439,918
Royal Bank of Canada ,
(United States SOFR
Compounded Index
+ 0.86%), 4.52%,
10/18/2028(c) 350,000 347,281
(SOFR + 1.03%), 5.15%,
2/4/2031(c) 340,000 341,416
Societe Generale SA ,
5.25%, 2/19/2027(a) 405,000 405,485
Sumitomo Mitsui Financial
Group, Inc. ,
5.24%, 4/15/2030 485,000 487,476
Svenska Handelsbanken AB ,
5.13%, 5/28/2027(a) 310,000 313,724
Swedbank AB ,
6.14%, 9/12/2026(a) 285,000 290,872
Toronto-Dominion Bank (The) ,
5.30%, 1/30/2032 220,000 220,092
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
UniCredit SpA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.30%),
2.57%, 9/22/2026(a)(c) 455,000 447,533
US Bank NA ,
(SOFR + 0.69%), 4.51%,
10/22/2027(c) 495,000 492,983
Wells Fargo & Co. ,
(SOFR + 1.32%), 3.91%,
4/25/2026(c) 100,000 99,788
(SOFR + 1.07%), 5.71%,
4/22/2028(c) 190,000 193,136
Wells Fargo Bank NA ,
5.25%, 12/11/2026 345,000 349,375
Westpac New Zealand Ltd. ,
5.13%, 2/26/2027(a) 305,000 307,748
10,751,061
Beverages 0.7%
Bacardi Ltd. ,
4.45%, 5/15/2025(a) 395,000 394,906
Bacardi-Martini BV ,
5.55%, 2/1/2030(a) 280,000 282,967
677,873
Broadline Retail 0.4%
Prosus NV ,
3.26%, 1/19/2027(a) 370,000 352,899
Building Products 0.4%
CRH SMW Finance DAC ,
5.13%, 1/9/2030 370,000 371,561
Capital Markets 5.4%
Antares Holdings LP ,
3.75%, 7/15/2027(a) 390,000 370,847
Apollo Debt Solutions BDC ,
6.55%, 3/15/2032(a) 160,000 162,723
Ares Capital Corp. ,
5.80%, 3/8/2032 160,000 158,688
Ares Strategic Income Fund ,
5.70%, 3/15/2028(a) 95,000 95,099
Bain Capital Specialty
Finance, Inc. ,
5.95%, 3/15/2030 60,000 59,505
Blackstone Private Credit
Fund ,
6.00%, 1/29/2032 130,000 128,711
Blackstone Secured Lending
Fund ,
2.85%, 9/30/2028(d) 105,000 95,695
Blue Owl Capital Corp. ,
3.75%, 7/22/2025 210,000 208,841
5.95%, 3/15/2029 25,000 25,155
Blue Owl Capital Corp. II ,
8.45%, 11/15/2026 95,000 99,415
Blue Owl Credit Income Corp. ,
7.95%, 6/13/2028 115,000 122,176
6.60%, 9/15/2029(a) 5,000 5,110
Blue Owl Technology Finance
Corp. ,
4.75%, 12/15/2025(a) 150,000 148,811

Nationwide Loomis Short Term Bond Fund - January 31, 2025 (Unaudited) - Statement of Investments - 55
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Blue Owl Technology Finance
Corp.,
6.10%, 3/15/2028(a) 100,000 100,355
Blue Owl Technology Finance
Corp. II ,
6.75%, 4/4/2029 110,000 111,649
Cantor Fitzgerald LP ,
7.20%, 12/12/2028(a) 110,000 115,630
Deutsche Bank AG ,
(SOFR + 1.21%), 5.37%,
1/10/2029(c) 345,000 345,943
FS KKR Capital Corp. ,
6.88%, 8/15/2029 90,000 93,100
6.13%, 1/15/2030 95,000 94,902
Goldman Sachs Bank USA ,
(SOFR + 0.75%), 5.41%,
5/21/2027(c) 365,000 368,182
Golub Capital BDC, Inc. ,
2.50%, 8/24/2026 195,000 186,789
Hercules Capital, Inc. ,
3.38%, 1/20/2027 195,000 187,139
HPS Corporate Lending Fund ,
5.45%, 1/14/2028(a) 95,000 94,720
6.25%, 9/30/2029(a) 45,000 45,692
Jefferies Financial Group, Inc. ,
5.88%, 7/21/2028 115,000 117,887
Lehman Brothers Holdings,
Inc. ,
5.63%, 1/24/2013(e) 500,000 400
Main Street Capital Corp. ,
3.00%, 7/14/2026 130,000 125,474
6.50%, 6/4/2027 20,000 20,369
Marex Group plc ,
6.40%, 11/4/2029 110,000 111,150
Morgan Stanley ,
(SOFR + 1.10%), 4.65%,
10/18/2030(c) 240,000 235,686
(SOFR + 1.11%), 5.23%,
1/15/2031(c) 290,000 291,353
New Mountain Finance Corp. ,
6.20%, 10/15/2027 40,000 40,304
6.88%, 2/1/2029 60,000 60,907
Sixth Street Lending Partners ,
6.50%, 3/11/2029 140,000 143,272
5.75%, 1/15/2030 5,000 4,949
UBS AG ,
5.00%, 7/9/2027 350,000 352,817
USAA Capital Corp. ,
5.25%, 6/1/2027(a) 275,000 278,650
5,208,095
Chemicals 0.5%
Celanese US Holdings LLC ,
6.41%, 7/15/2027(f) 180,000 183,405
Methanex US Operations,
Inc. ,
6.25%, 3/15/2032(a) 115,000 114,778
Solvay Finance America LLC ,
5.65%, 6/4/2029(a) 200,000 203,566
501,749
Corporate Bonds
Principal
Amount ($) Value ($)
Commercial Services & Supplies 0.6%
Element Fleet Management
Corp. ,
3.85%, 6/15/2025(a) 215,000 214,164
5.64%, 3/13/2027(a) 345,000 350,110
564,274
Consumer Finance 3.7%
AerCap Ireland Capital DAC ,
4.88%, 4/1/2028 330,000 329,330
American Express Co. ,
(SOFR + 1.02%), 5.09%,
1/30/2031(c) 135,000 135,476
American Honda Finance
Corp. ,
4.45%, 10/22/2027 340,000 337,983
Avolon Holdings Funding Ltd. ,
5.50%, 1/15/2026(a) 345,000 346,566
4.95%, 1/15/2028(a) 170,000 168,731
Capital One Financial Corp. ,
(SOFR + 2.44%), 7.15%,
10/29/2027(c) 100,000 103,698
(SOFR + 2.04%), 6.18%,
1/30/2036(c) 105,000 105,459
Caterpillar Financial Services
Corp. ,
4.60%, 11/15/2027(d) 345,000 345,902
Ford Motor Credit Co. LLC ,
2.30%, 2/10/2025 200,000 199,892
5.88%, 11/7/2029 315,000 315,509
General Motors Financial Co.,
Inc. ,
6.05%, 10/10/2025 235,000 236,940
Harley-Davidson Financial
Services, Inc. ,
3.35%, 6/8/2025(a) 55,000 54,622
Hyundai Capital Services, Inc. ,
2.13%, 4/24/2025(a) 200,000 198,788
John Deere Capital Corp. ,
4.65%, 1/7/2028(d) 485,000 487,423
OneMain Finance Corp. ,
6.63%, 5/15/2029 150,000 152,396
Synchrony Financial ,
4.88%, 6/13/2025 55,000 54,972
3,573,687
Containers & Packaging 0.5%
Amcor Flexibles North
America, Inc. ,
4.00%, 5/17/2025 185,000 184,447
Sonoco Products Co. ,
1.80%, 2/1/2025 315,000 315,000
499,447
Diversified REITs 0.3%
GLP Capital LP ,
5.25%, 6/1/2025 285,000 284,632
Diversified Telecommunication Services 0.2%
Sitios Latinoamerica SAB de
CV ,
6.00%, 11/25/2029(a) 200,000 199,740

56 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities 2.4%
Alliant Energy Finance LLC ,
5.40%, 6/6/2027(a) 250,000 251,936
American Electric Power Co.,
Inc. ,
5.70%, 8/15/2025 150,000 150,640
Duke Energy Corp. ,
4.85%, 1/5/2027 295,000 296,170
Edison International ,
4.70%, 8/15/2025 70,000 69,736
FirstEnergy Pennsylvania
Electric Co. ,
5.15%, 3/30/2026(a) 100,000 100,356
ITC Holdings Corp. ,
4.95%, 9/22/2027(a) 335,000 335,259
NextEra Energy Capital
Holdings, Inc. ,
5.75%, 9/1/2025 285,000 286,508
4.85%, 2/4/2028 470,000 470,111
Vistra Operations Co. LLC ,
5.13%, 5/13/2025(a) 375,000 375,051
2,335,767
Electronic Equipment, Instruments & Components 0.2%
Flex Ltd. ,
6.00%, 1/15/2028 180,000 184,376
Energy Equipment & Services 0.5%
Helmerich & Payne, Inc. ,
4.85%, 12/1/2029(a) 245,000 237,987
Noble Finance II LLC ,
8.00%, 4/15/2030(a) 245,000 249,275
487,262
Entertainment 0.4%
Take-Two Interactive
Software, Inc. ,
5.40%, 6/12/2029 75,000 76,042
Warnermedia Holdings, Inc. ,
3.76%, 3/15/2027 285,000 276,043
352,085
Financial Services 2.2%
Atlas Warehouse Lending Co.
LP ,
6.05%, 1/15/2028(a) 250,000 250,674
Enact Holdings, Inc. ,
6.25%, 5/28/2029 250,000 255,150
Essent Group Ltd. ,
6.25%, 7/1/2029 140,000 142,921
National Rural Utilities
Cooperative Finance Corp. ,
5.60%, 11/13/2026 270,000 274,616
Nationstar Mortgage Holdings,
Inc. ,
6.50%, 8/1/2029(a) 255,000 255,584
Nationwide Building Society ,
(SOFR + 1.91%), 6.56%,
10/18/2027(a)(c) 375,000 384,744
PennyMac Financial Services,
Inc. ,
7.13%, 11/15/2030(a) 100,000 102,316
Corporate Bonds
Principal
Amount ($) Value ($)
Financial Services
Radian Group, Inc. ,
6.20%, 5/15/2029 85,000 87,318
Synchrony Bank ,
5.40%, 8/22/2025 305,000 305,723
2,059,046
Food Products 0.5%
Conagra Brands, Inc. ,
5.30%, 10/1/2026 330,000 332,931
General Mills, Inc. ,
4.70%, 1/30/2027 155,000 155,242
488,173
Gas Utilities 0.3%
Spire, Inc. ,
5.30%, 3/1/2026(d) 290,000 291,808
Ground Transportation 0.1%
Penske Truck Leasing Co. LP ,
4.00%, 7/15/2025(a) 45,000 44,840
Health Care Equipment & Supplies 1.1%
Smith & Nephew plc ,
5.15%, 3/20/2027 295,000 297,103
Solventum Corp. ,
5.45%, 2/25/2027 290,000 293,575
Stryker Corp. ,
4.85%, 2/10/2030 470,000 469,110
1,059,788
Health Care Providers & Services 0.5%
Cardinal Health, Inc. ,
5.00%, 11/15/2029 245,000 244,627
Molina Healthcare, Inc. ,
6.25%, 1/15/2033(a) 135,000 134,031
Universal Health Services,
Inc. ,
4.63%, 10/15/2029 105,000 101,534
480,192
Health Care Technology 0.2%
IQVIA, Inc. ,
6.25%, 2/1/2029 135,000 139,708
Hotels, Restaurants & Leisure 0.8%
Darden Restaurants, Inc. ,
4.35%, 10/15/2027 245,000 242,383
Expedia Group, Inc. ,
6.25%, 5/1/2025(a) 281,000 281,024
Hyatt Hotels Corp. ,
5.75%, 1/30/2027 105,000 106,702
5.25%, 6/30/2029 125,000 125,510
755,619
Independent Power and Renewable Electricity Producers
0.3%
AES Corp. (The) ,
3.30%, 7/15/2025(a) 315,000 312,374
Insurance 3.3%
American National Global
Funding ,
5.55%, 1/28/2030(a) 145,000 145,647

Nationwide Loomis Short Term Bond Fund - January 31, 2025 (Unaudited) - Statement of Investments - 57
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
American National Group,
Inc. ,
5.75%, 10/1/2029 55,000 55,104
Athene Global Funding ,
5.62%, 5/8/2026(a) 85,000 85,830
5.38%, 1/7/2030(a) 245,000 244,821
Brighthouse Financial Global
Funding ,
5.55%, 4/9/2027(a) 195,000 196,757
CNO Global Funding ,
5.88%, 6/4/2027(a) 300,000 306,516
4.88%, 12/10/2027(a)(d) 15,000 14,965
Corebridge Global Funding ,
4.65%, 8/20/2027(a) 245,000 244,267
F&G Global Funding ,
5.15%, 7/7/2025(a) 250,000 250,314
GA Global Funding Trust ,
4.40%, 9/23/2027(a) 200,000 197,131
Mutual of Omaha Cos. Global
Funding ,
5.35%, 4/9/2027(a) 325,000 328,281
NLG Global Funding ,
5.40%, 1/23/2030(a) 245,000 246,955
Principal Life Global Funding
II ,
4.80%, 1/9/2028(a) 345,000 345,010
RGA Global Funding ,
5.25%, 1/9/2030(a) 105,000 105,344
Sammons Financial Group
Global Funding ,
5.05%, 1/10/2028(a) 165,000 165,049
SiriusPoint Ltd. ,
7.00%, 4/5/2029 170,000 174,944
3,106,935
Life Sciences Tools & Services 0.2%
Illumina, Inc. ,
4.65%, 9/9/2026 210,000 209,361
Machinery 1.0%
CNH Industrial Capital LLC ,
5.45%, 10/14/2025 170,000 170,878
4.50%, 10/8/2027 230,000 228,216
Daimler Truck Finance North
America LLC ,
5.25%, 1/13/2030(a) 335,000 335,817
Deere & Co. ,
5.45%, 1/16/2035 240,000 244,756
979,667
Media 0.2%
Charter Communications
Operating LLC ,
6.10%, 6/1/2029 215,000 219,897
Metals & Mining 0.5%
Cleveland-Cliffs, Inc. ,
6.88%, 11/1/2029(a) 175,000 175,542
Mineral Resources Ltd. ,
9.25%, 10/1/2028(a) 175,000 185,088
Corporate Bonds
Principal
Amount ($) Value ($)
Metals & Mining
Novelis, Inc. ,
6.88%, 1/30/2030(a) 75,000 76,782
437,412
Mortgage Real Estate Investment Trusts (REITs) 0.1%
Starwood Property Trust, Inc. ,
6.50%, 7/1/2030(a) 90,000 90,861
Multi-Utilities 0.9%
Ameren Corp. ,
5.70%, 12/1/2026 280,000 284,545
CenterPoint Energy, Inc. ,
5.25%, 8/10/2026 245,000 246,902
DTE Energy Co. ,
4.95%, 7/1/2027 205,000 205,829
WEC Energy Group, Inc. ,
5.60%, 9/12/2026 113,000 114,464
851,740
Oil, Gas & Consumable Fuels 2.2%
APA Corp. ,
6.10%, 2/15/2035(a) 145,000 144,303
California Resources Corp. ,
8.25%, 6/15/2029(a) 245,000 251,881
Canadian Natural Resources
Ltd. ,
5.00%, 12/15/2029(a) 350,000 345,844
ConocoPhillips Co. ,
4.70%, 1/15/2030(d) 330,000 327,247
Crescent Energy Finance
LLC ,
9.25%, 2/15/2028(a) 85,000 89,049
7.63%, 4/1/2032(a) 70,000 70,484
Gray Oak Pipeline LLC ,
2.60%, 10/15/2025(a) 75,000 73,689
Kinetik Holdings LP ,
6.63%, 12/15/2028(a) 230,000 235,187
Occidental Petroleum Corp. ,
5.20%, 8/1/2029 240,000 238,663
Williams Cos., Inc. (The) ,
5.40%, 3/2/2026 300,000 302,091
2,078,438
Passenger Airlines 0.1%
United Airlines, Inc. ,
4.38%, 4/15/2026(a) 120,000 118,265
Pharmaceuticals 0.2%
Teva Pharmaceutical Finance
Netherlands III BV ,
4.75%, 5/9/2027 230,000 226,316
Real Estate Management & Development 0.2%
Forestar Group, Inc. ,
3.85%, 5/15/2026(a) 155,000 151,415
Semiconductors & Semiconductor Equipment 0.5%
Microchip Technology, Inc. ,
4.90%, 3/15/2028 340,000 339,503
Micron Technology, Inc. ,
5.80%, 1/15/2035 115,000 115,887
455,390

58 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Software 0.5%
Oracle Corp. ,
5.25%, 2/3/2032 435,000 434,004
Specialized REITs 0.5%
Extra Space Storage LP ,
5.70%, 4/1/2028 85,000 86,794
Public Storage Operating Co. ,
(United States SOFR
Compounded Index
+ 0.70%), 5.06%,
4/16/2027(c)(d) 415,000 417,118
503,912
Specialty Retail 0.6%
Advance Auto Parts, Inc. ,
5.90%, 3/9/2026 140,000 141,320
Lowe's Cos., Inc. ,
4.40%, 9/8/2025 400,000 399,612
540,932
Technology Hardware, Storage & Peripherals 0.2%
Hewlett Packard Enterprise
Co. ,
4.55%, 10/15/2029(d) 235,000 231,773
Tobacco 0.0%
†
Philip Morris International,
Inc. ,
4.38%, 11/1/2027 20,000 19,875
Trading Companies & Distributors 0.8%
Aircastle Ltd. ,
2.85%, 1/26/2028(a) 210,000 196,247
GATX Corp. ,
5.40%, 3/15/2027 160,000 161,786
TTX Co. ,
5.50%, 9/25/2026(a) 435,000 440,707
798,740
Water Utilities 0.2%
Essential Utilities, Inc. ,
4.80%, 8/15/2027 200,000 200,014
Total Corporate Bonds
(cost $45,579,922)
45,322,818
Mortgage-Backed Securities 0.3%
FHLMC Gold Pool
Pool# J19197
3.00%, 5/1/2027 36,152 35,587
Pool# C00748
6.00%, 4/1/2029 2,237 2,291
Pool# C01418
5.50%, 10/1/2032 19,049 19,477
Pool# G01740
5.50%, 12/1/2034 11,963 12,070
Pool# G04342
6.00%, 4/1/2038 15,828 16,415
FHLMC Non Gold Pool
Pool# 972136
6.43%, 1/1/2034(b) 12,907 13,223
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Non Gold Pool
Pool# 848191
6.73%, 12/1/2034(b) 61,683 62,989
FNMA Pool# 815323 ,
6.38%, 1/1/2035 (b) 17,524
17,749
FNMA UMBS Pool
Pool# AL0802
4.50%, 4/1/2025 309 308
Pool# AB2518
4.00%, 3/1/2026 4,139 4,111
Pool# AB4998
3.00%, 4/1/2027 62,841 61,820
Pool# 190307
8.00%, 6/1/2030 197 204
Pool# 253516
8.00%, 11/1/2030 150 155
Pool# 725773
5.50%, 9/1/2034 26,717 26,921
Pool# 811773
5.50%, 1/1/2035 26,786 27,123
GNMA Pool# 5080 ,
4.00%, 6/20/2026 6,119
6,087
Total Mortgage-Backed Securities
(cost $310,053)
306,530
U.S. Treasury Obligations 15.1%
U.S. Treasury Notes
4.38%, 7/31/2026 1,830,000 1,834,075
4.13%, 10/31/2026 2,845,000 2,840,666
4.25%, 12/31/2026 (d) 9,765,000 9,771,484
Total U.S. Treasury Obligations
(cost $14,434,938)
14,446,225
Repurchase Agreement 1.7%
CF Secured, LLC
4.33%, dated 1/31/2025,
due 2/3/2025, repurchase
price $1,672,581,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.50%, maturing
2/28/2025 - 11/15/2054;
total market value
$1,706,032. (g) 1,671,978 1,671,978
Total Repurchase Agreement
(cost $1,671,978)
1,671,978
Total Investments
(cost $96,532,378) — 100.5%
96,123,236
Liabilities in excess of other
assets — (0.5)% (482,935)
NET ASSETS — 100.0%
$ 95,640,301

Nationwide Loomis Short Term Bond Fund - January 31, 2025 (Unaudited) - Statement of Investments - 59
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of January 31, 2025
was $43,936,693 which represents 45.94% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of January 31,
2025.
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of January 31, 2025.
(d) The security or a portion of this security is on loan as of
January 31, 2025. The total value of securities on loan as of
January 31, 2025 was $5,478,985, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $1,671,978 and by $3,950,899 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 5.00%, and maturity
dates ranging from 2/20/2025 – 8/15/2054, a total value of
$5,622,877.
(e) Security in default.
(f) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of January 31, 2025.
(g) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2025 was $1,671,978.
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Futures contracts outstanding as of January 31, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 5 3/2025 USD 1,028,125 (125)
Total long contracts (125)
Short Contracts
U.S. Treasury 10 Year Note (2) 3/2025 USD (217,688) (35)
U.S. Treasury 10 Year Ultra Note (12) 3/2025 USD (1,336,500) (8,875)
Total short contracts (8,910)
Net contracts (9,035)
Currency:
USD United States Dollar

60 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Loomis Short Term Bond Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Nationwide Loomis Short Term Bond Fund - January 31, 2025 (Unaudited) - Statement of Investments - 61
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2025. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 27,922,057 $ – $ 27,922,057
Collateralized Mortgage Obligations – 268,908 – 268,908
Commercial Mortgage-Backed Securities – 6,184,720 – 6,184,720
Corporate Bonds – 45,322,818 – 45,322,818
Mortgage-Backed Securities – 306,530 – 306,530
Repurchase Agreement – 1,671,978 – 1,671,978
U.S. Treasury Obligations – 14,446,225 – 14,446,225
Total Assets $ – $ 96,123,236 $ – $ 96,123,236
Liabilities:
Futures Contracts $ (9,035) $ – $ – $ (9,035)
Total Liabilities $ (9,035) $ – $ – $ (9,035)
Total $ (9,035) $ 96,123,236 $ – $ 96,114,201

62 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Loomis Short Term Bond Fund
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of January 31, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of January 31, 2025:
Liabilities: Fair Value
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts $ (9,035)
Total $ (9,035)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Bailard Cognitive Value Fund - January 31, 2025 (Unaudited) - Statement of Investments - 1
Common Stocks 98 .8%
Shares Value ($)
Air Freight & Logistics 1 .0%
GXO Logistics, Inc.* 5,900 268,155
Hub Group, Inc., Class A 11,045 492,718
Radiant Logistics, Inc.* 38,166 267,925
1,028,798
Automobile Components 0 .7%
American Axle &
Manufacturing Holdings,
Inc.* 61,300 320,599
BorgWarner, Inc. 12,100 385,990
706,589
Banks 19 .1%
Amalgamated Financial Corp. 28,003 978,425
Associated Banc-Corp. 12,764 320,887
Bank of NT Butterfield & Son
Ltd. (The) 19,696 722,646
Banner Corp. 1,300 91,871
Bar Harbor Bankshares 18,821 596,249
Brookline Bancorp, Inc. 29,900 365,677
Cadence Bank 9,741 342,883
Carter Bankshares, Inc.* 9,900 174,438
Central Pacific Financial Corp. 25,936 775,227
Civista Bancshares, Inc. 11,100 244,866
Colony Bankcorp, Inc. 13,003 219,101
Comerica, Inc. 11,600 780,912
Customers Bancorp, Inc.* 10,731 611,452
Enterprise Financial Services
Corp. 1,900 113,696
Financial Institutions, Inc. 14,321 377,645
First Bancorp 10,500 217,980
First Financial Bancorp 15,800 442,716
First Financial Corp. 13,303 641,072
First Internet Bancorp 7,483 243,721
First Merchants Corp. 8,228 365,652
First Mid Bancshares, Inc. 6,000 227,580
Hancock Whitney Corp. 8,200 489,868
Hanmi Financial Corp. 35,623 855,665
Home Bancorp, Inc. 11,546 579,609
Home BancShares, Inc. 11,800 356,242
Hope Bancorp, Inc. 60,833 709,313
Independent Bank Corp. 21,260 773,864
International Bancshares Corp. 10,600 698,434
Mercantile Bank Corp. 7,101 346,600
Northrim Bancorp, Inc. 9,600 817,248
OceanFirst Financial Corp. 44,371 796,903
OFG Bancorp 16,741 715,008
Renasant Corp.(a) 3,000 116,640
S&T Bancorp, Inc. 5,402 213,055
South Plains Financial, Inc. 1,300 46,709
Southside Bancshares, Inc. 21,500 675,745
Tompkins Financial Corp. 4,946 346,566
UMB Financial Corp.(a) 3,816 449,906
Univest Financial Corp. 23,832 724,255
Veritex Holdings, Inc. 26,600 712,880
WesBanco, Inc. 21,242 744,320
20,023,526
Biotechnology 2 .7%
Alkermes plc* 4,562 143,840
ARS Pharmaceuticals, Inc.*(a) 8,000 104,160
Aurinia Pharmaceuticals, Inc.* 14,300 113,685
Avidity Biosciences, Inc.* 6,700 220,631
Common Stocks
Shares Value ($)
Biotechnology
CareDx, Inc.* 4,800 111,840
Climb Bio, Inc.* 56,800 107,920
Dynavax Technologies Corp.* 8,846 115,440
Emergent BioSolutions, Inc.* 9,200 103,500
Entrada Therapeutics, Inc.*(a) 3,900 52,416
Exelixis, Inc.* 4,900 162,435
Halozyme Therapeutics, Inc.* 2,000 113,280
Iovance Biotherapeutics,
Inc.*(a) 12,700 74,295
iTeos Therapeutics, Inc.* 13,500 101,790
Janux Therapeutics, Inc.* 6,500 282,620
Kiniksa Pharmaceuticals
International plc, Class A* 5,854 114,738
Organogenesis Holdings, Inc.,
Class A*(a) 42,913 157,920
Protagonist Therapeutics, Inc.* 3,000 113,400
Protara Therapeutics, Inc.* 29,769 146,464
Revolution Medicines, Inc.* 2,600 111,670
Veracyte, Inc.* 4,900 222,852
XOMA Royalty Corp.* 5,536 147,313
Y-mAbs Therapeutics, Inc.*(a) 9,090 54,267
2,876,476
Broadline Retail 0 .3%
Ollie's Bargain Outlet
Holdings, Inc.* 2,900 323,379
Building Products 1 .7%
American Woodmark Corp.* 3,357 261,376
Gibraltar Industries, Inc.* 6,800 417,316
Griffon Corp. 5,617 425,600
Resideo Technologies, Inc.* 28,300 637,316
1,741,608
Capital Markets 0 .3%
Silvercrest Asset Management
Group, Inc., Class A 9,133 168,961
Westwood Holdings Group,
Inc. 11,734 180,586
349,547
Chemicals 2 .1%
Avient Corp. 7,480 320,892
Axalta Coating Systems Ltd.* 7,500 269,550
Element Solutions, Inc. 7,855 202,737
Flotek Industries, Inc.* 30,079 278,231
Minerals Technologies, Inc. 9,200 705,548
Rayonier Advanced Materials,
Inc.* 46,700 373,600
2,150,558
Commercial Services & Supplies 2 .0%
ACV Auctions, Inc., Class A* 14,700 311,052
BrightView Holdings, Inc.*(a) 10,500 165,480
Cimpress plc* 3,000 199,440
CompX International, Inc.(a) 6,330 155,148
Liquidity Services, Inc.* 12,200 422,730
Montrose Environmental
Group, Inc.* 8,600 179,052
Pitney Bowes, Inc. 42,700 380,457
Steelcase, Inc., Class A 26,400 303,072
Team, Inc.* 175 2,942
2,119,373

2 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Bailard Cognitive Value Fund
Common Stocks
Shares Value ($)
Communications Equipment 0 .3%
NETGEAR, Inc.* 13,000 359,450
Construction & Engineering 0 .9%
Northwest Pipe Co.*(a) 5,408 261,531
Primoris Services Corp. 8,700 667,899
929,430
Consumer Finance 1 .0%
Atlanticus Holdings Corp.* 5,958 354,322
Bread Financial Holdings, Inc. 3,486 220,769
NerdWallet, Inc., Class A* 19,700 281,316
PRA Group, Inc.* 9,500 210,045
1,066,452
Consumer Staples Distribution & Retail 0 .4%
SpartanNash Co. 14,500 264,335
United Natural Foods, Inc.* 3,690 109,741
374,076
Containers & Packaging 0 .8%
Ardagh Metal Packaging SA 108,400 300,268
Greif, Inc., Class B 8,011 507,657
807,925
Diversified Consumer Services 1 .9%
Adtalem Global Education,
Inc.* 4,171 446,839
American Public Education,
Inc.* 17,300 383,541
Graham Holdings Co., Class B 353 327,873
Laureate Education, Inc.* 22,229 416,127
OneSpaWorld Holdings Ltd. 8,667 185,127
Perdoceo Education Corp.(a) 8,196 235,881
1,995,388
Diversified REITs 1 .0%
Essential Properties Realty
Trust, Inc. 30,273 971,764
Modiv Industrial, Inc., Class C 5,652 82,745
1,054,509
Diversified Telecommunication Services 0 .3%
Bandwidth, Inc., Class A*(a) 16,100 286,097
Electrical Equipment 0 .8%
EnerSys 4,300 417,401
Powell Industries, Inc.(a) 1,061 254,407
Ultralife Corp.* 17,254 130,785
802,593
Electronic Equipment, Instruments & Components 2 .3%
Fabrinet* 900 194,589
FARO Technologies, Inc.* 11,276 357,675
Itron, Inc.* 3,900 418,704
Knowles Corp.* 21,500 406,995
RF Industries Ltd.* 27,706 144,902
TD SYNNEX Corp. 3,135 446,769
TTM Technologies, Inc.* 16,700 410,653
2,380,287
Energy Equipment & Services 2 .3%
ChampionX Corp. 25,200 721,728
Liberty Energy, Inc., Class A 35,836 656,157
NCS Multistage Holdings, Inc.* 7,307 210,515
Patterson-UTI Energy, Inc. 17,719 142,992
Ranger Energy Services, Inc.,
Class A 21,850 358,122
Common Stocks
Shares Value ($)
Energy Equipment & Services
Solaris Energy Infrastructure,
Inc., Class A 12,152 331,628
2,421,142
Entertainment 0 .2%
Marcus Corp. (The) 9,800 197,176
Financial Services 3 .6%
Banco Latinoamericano de
Comercio Exterior SA, Class
E 9,049 341,871
Enact Holdings, Inc. 11,188 377,931
Essent Group Ltd. 3,900 227,175
Euronet Worldwide, Inc.* 1,600 157,600
HA Sustainable Infrastructure
Capital, Inc.(a) 11,200 313,712
MGIC Investment Corp. 21,440 547,577
Mr. Cooper Group, Inc.* 7,600 788,956
NewtekOne, Inc. 20,100 266,928
Onity Group, Inc.* 6,472 233,769
Radian Group, Inc. 8,200 278,964
Velocity Financial, Inc.* 14,000 259,560
3,794,043
Food Products 1 .4%
Fresh Del Monte Produce, Inc. 21,800 664,682
Ingredion, Inc. 2,089 285,023
Post Holdings, Inc.* 2,308 245,017
Seneca Foods Corp., Class A* 3,996 291,349
1,486,071
Gas Utilities 2 .2%
Brookfield Infrastructure Corp.,
Class A 6,900 287,868
MDU Resources Group, Inc. 43,288 771,392
National Fuel Gas Co. 8,037 562,831
Southwest Gas Holdings, Inc. 9,200 687,056
2,309,147
Health Care Equipment & Supplies 2 .1%
Avanos Medical, Inc.* 20,146 346,914
Bioventus, Inc., Class A* 30,700 327,876
Electromed, Inc.*(a) 7,597 261,337
Inogen, Inc.* 26,674 311,819
Kewaunee Scientific Corp.* 600 38,580
LivaNova plc* 6,220 310,689
Tactile Systems Technology,
Inc.* 14,550 254,771
UFP Technologies, Inc.*(a) 1,399 384,249
2,236,235
Health Care Providers & Services 1 .4%
AdaptHealth Corp., Class A* 51,026 552,101
InfuSystem Holdings, Inc.* 32,262 261,000
Option Care Health, Inc.* 12,800 395,776
Pennant Group, Inc. (The)* 10,900 288,523
1,497,400
Health Care REITs 1 .5%
American Healthcare REIT,
Inc. 26,500 749,685
CareTrust REIT, Inc. 30,000 795,000
1,544,685

Nationwide Bailard Cognitive Value Fund - January 31, 2025 (Unaudited) - Statement of Investments - 3
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure 0 .6%
Cheesecake Factory, Inc.
(The)(a) 6,595 370,309
El Pollo Loco Holdings, Inc.* 21,856 259,431
629,740
Household Durables 3 .7%
Green Brick Partners, Inc.* 3,593 217,269
Hamilton Beach Brands
Holding Co., Class A 14,943 255,675
Lifetime Brands, Inc. 34,548 223,871
M/I Homes, Inc.* 5,300 666,740
Meritage Homes Corp. 8,590 668,903
Taylor Morrison Home Corp.,
Class A* 11,300 728,398
Traeger, Inc.* 110,800 270,352
Tri Pointe Homes, Inc.* 18,333 675,754
Universal Electronics, Inc.* 19,095 190,950
3,897,912
Household Products 0 .4%
Spectrum Brands Holdings,
Inc. 5,248 443,771
Independent Power and Renewable Electricity Producers
0 .6%
AES Corp. (The) 19,100 210,100
Clearway Energy, Inc., Class A 6,300 154,539
Ormat Technologies, Inc.(a) 3,600 230,940
595,579
Insurance 2 .9%
Axis Capital Holdings Ltd. 7,400 673,548
CNO Financial Group, Inc. 23,700 946,578
Fidelis Insurance Holdings Ltd. 31,000 511,500
Hamilton Insurance Group
Ltd., Class B* 13,882 265,562
Heritage Insurance Holdings,
Inc.* 16,679 183,636
Skyward Specialty Insurance
Group, Inc.* 3,500 154,980
United Fire Group, Inc. 5,700 141,417
Universal Insurance Holdings,
Inc. 9,200 177,928
3,055,149
Interactive Media & Services 1 .0%
QuinStreet, Inc.* 14,100 333,606
Vimeo, Inc.* 112,900 757,559
1,091,165
IT Services 0 .4%
Brightcove, Inc.* 35,901 159,400
DXC Technology Co.* 10,486 227,756
387,156
Leisure Products 0 .3%
JAKKS Pacific, Inc.* 8,991 270,449
Machinery 2 .8%
Eastern Co. (The) 3,063 82,762
Flowserve Corp. 10,011 626,889
Gates Industrial Corp. plc* 14,739 304,950
Hillman Solutions Corp.* 42,500 425,000
Hyster-Yale, Inc. 5,100 272,442
Kennametal, Inc. 12,869 308,212
Luxfer Holdings plc 21,300 301,395
Common Stocks
Shares Value ($)
Machinery
Miller Industries, Inc.(a) 3,800 250,686
Park-Ohio Holdings Corp. 10,399 258,727
Tennant Co. 1,231 105,275
Twin Disc, Inc. 4,609 52,036
2,988,374
Marine Transportation 1 .0%
Kirby Corp.* 2,900 316,535
Matson, Inc. 5,250 744,712
1,061,247
Media 0 .8%
Entravision Communications
Corp., Class A 9,263 19,915
Gannett Co., Inc.* 45,200 204,304
Sinclair, Inc. 15,084 220,981
Stagwell, Inc., Class A* 34,840 217,402
Townsquare Media, Inc., Class
A 15,541 138,004
800,606
Mortgage Real Estate Investment Trusts (REITs) 1 .4%
Lument Finance Trust, Inc. 65,512 174,262
Seven Hills Realty Trust 56,514 740,333
TPG RE Finance Trust, Inc. 64,400 541,604
1,456,199
Multi-Utilities 1 .7%
Avista Corp. 19,000 695,780
Black Hills Corp. 11,601 681,327
Northwestern Energy Group,
Inc. 8,200 442,062
1,819,169
Office REITs 1 .0%
COPT Defense Properties 17,400 512,256
Cousins Properties, Inc. 13,472 411,300
Highwoods Properties, Inc. 5,300 157,887
1,081,443
Oil, Gas & Consumable Fuels 3 .8%
Civitas Resources, Inc. 6,300 319,788
Energy Fuels, Inc.*(a) 17,100 90,801
Excelerate Energy, Inc., Class
A 22,100 660,127
Gulfport Energy Corp.* 3,585 639,958
Magnolia Oil & Gas Corp.,
Class A 8,500 201,450
Matador Resources Co. 7,000 406,000
Scorpio Tankers, Inc. 9,300 442,866
Sitio Royalties Corp., Class A 25,400 511,556
SM Energy Co. 11,600 440,336
Teekay Corp. Ltd. 16,683 119,117
Uranium Royalty Corp.*(a) 60,700 144,466
3,976,465
Passenger Airlines 1 .3%
SkyWest, Inc.* 6,800 822,256
Sun Country Airlines Holdings,
Inc.* 31,599 535,919
1,358,175
Personal Care Products 0 .3%
Nature's Sunshine Products,
Inc.* 20,600 286,546

4 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Bailard Cognitive Value Fund
Common Stocks
Shares Value ($)
Pharmaceuticals 1 .6%
Amneal Pharmaceuticals, Inc.* 7,700 63,602
Amphastar Pharmaceuticals,
Inc.*(a) 2,800 97,636
ANI Pharmaceuticals, Inc.* 2,000 117,280
Collegium Pharmaceutical,
Inc.*(a) 3,988 128,094
Corcept Therapeutics, Inc.*(a) 2,200 147,224
Fulcrum Therapeutics, Inc.*(a) 35,900 142,164
Harmony Biosciences
Holdings, Inc.* 3,500 135,695
Ligand Pharmaceuticals, Inc.* 1,400 163,170
Mind Medicine MindMed,
Inc.*(a) 14,600 99,134
Perrigo Co. plc 6,000 149,460
Phibro Animal Health Corp.,
Class A 7,412 161,656
SIGA Technologies, Inc.(a) 18,800 112,424
Supernus Pharmaceuticals,
Inc.* 3,700 141,969
1,659,508
Professional Services 1 .1%
CRA International, Inc. 1,505 276,288
Forrester Research, Inc.* 13,701 208,940
Korn Ferry 3,885 274,786
Mastech Digital, Inc.* 8,166 114,079
Mistras Group, Inc.* 26,698 264,844
1,138,937
Real Estate Management & Development 0 .7%
Newmark Group, Inc., Class A 49,201 695,210
Residential REITs 0 .3%
Independence Realty Trust,
Inc. 5,300 101,813
UMH Properties, Inc. 12,700 228,473
330,286
Retail REITs 4 .5%
Acadia Realty Trust 33,000 760,320
Agree Realty Corp. 3,600 261,252
Brixmor Property Group, Inc. 30,000 781,800
CBL & Associates Properties,
Inc. 8,800 269,368
InvenTrust Properties Corp. 26,800 797,032
Kite Realty Group Trust 31,648 732,651
Tanger, Inc. 4,800 157,536
Urban Edge Properties 11,000 223,740
Whitestone REIT 58,891 789,140
4,772,839
Semiconductors & Semiconductor Equipment 1 .1%
Allegro MicroSystems, Inc.*(a) 11,600 279,444
Penguin Solutions, Inc.* 10,975 222,573
Ultra Clean Holdings, Inc.* 17,900 659,973
1,161,990
Software 2 .6%
ACI Worldwide, Inc.* 12,900 690,795
Expensify, Inc., Class A*(a) 43,621 156,163
LiveRamp Holdings, Inc.* 11,000 374,000
Mitek Systems, Inc.* 26,000 265,200
OneSpan, Inc. 16,700 321,308
Ooma, Inc.* 16,192 232,679
SoundThinking, Inc.* 8,200 109,470
Common Stocks
Shares Value ($)
Software
Viant Technology, Inc., Class
A* 16,872 373,378
Zeta Global Holdings Corp.,
Class A* 11,500 211,025
2,734,018
Specialized REITs 1 .0%
Global Self Storage, Inc. 23,600 121,776
Outfront Media, Inc. 44,552 819,757
Uniti Group, Inc. 27,700 150,965
1,092,498
Specialty Retail 3 .0%
American Eagle Outfitters, Inc. 42,100 679,494
BARK, Inc.* 87,762 164,115
Bath & Body Works, Inc. 4,200 157,962
Boot Barn Holdings, Inc.* 1,640 263,794
Group 1 Automotive, Inc. 1,300 593,437
Lands' End, Inc.* 20,840 259,458
Sally Beauty Holdings, Inc.* 44,200 480,454
Signet Jewelers Ltd. 1,700 100,691
Urban Outfitters, Inc.* 3,103 171,968
Winmark Corp. 771 300,374
3,171,747
Technology Hardware, Storage & Peripherals 0 .6%
Diebold Nixdorf, Inc.* 7,300 316,017
Immersion Corp. 31,300 261,981
Turtle Beach Corp.* 3,400 60,350
638,348
Textiles, Apparel & Luxury Goods 0 .5%
Rocky Brands, Inc. 11,040 276,442
Superior Group of Cos., Inc. 17,168 259,065
535,507
Trading Companies & Distributors 3 .1%
Boise Cascade Co. 5,456 688,329
DXP Enterprises, Inc.* 3,900 395,031
Global Industrial Co. 3,362 83,075
GMS, Inc.* 2,934 247,453
Herc Holdings, Inc. 1,700 346,732
MRC Global, Inc.* 56,810 833,971
WESCO International, Inc. 3,835 709,475
3,304,066
Wireless Telecommunication Services 0 .4%
Telephone & Data Systems,
Inc. 11,400 402,990
Total Common Stocks
(cost $84,589,343) 103,699,049
Exchange Traded Fund 0 .7%
Equity Fund 0.7%
Vanguard Small-Cap Value
ETF(a) 3,556 730,118
Total Exchange Traded Fund
(cost $626,843) 730,118
Rights 0 .0%
†
Number of
Rights
Biotechnology 0 .0%
†
Akouos, Inc., CVR*^∞(a) 21,302 0

Nationwide Bailard Cognitive Value Fund - January 31, 2025 (Unaudited) - Statement of Investments - 5
Rights
Number of
Rights
Value ($)
Biotechnology
Chinook Therapeutics, Inc.,
CVR*^∞ 1,992 0
0
Diversified Consumer Services 0 .0%
†
Jounce Therapeutics, Inc.
CVR*^∞ 90,200 0
Total Rights
(cost $16,829) 0
Repurchase Agreement 0 .7%
Principal
Amount ($)
CF Secured, LLC,
4.33%, dated 1/31/2025,
due 2/3/2025, repurchase
price $734,674,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.50%, maturing
2/28/2025 - 11/15/2054;
total market value
$749,367.(b) 734,409 734,409
Total Repurchase Agreement
(cost $734,409) 734,409
Total Investments
(cost $85,967,424) — 100.2% 105,163,576
Liabilities in excess of other assets — (0.2)% (246,204)
NET ASSETS — 100.0%
$ 104,917,372
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
January 31, 2025. The total value of securities on loan as of
January 31, 2025 was $3,881,293, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $734,409 and by $3,400,971 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 6.13%, and maturity dates ranging
from 2/4/2025 – 8/15/2054, a total value of $4,135,380.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2025 was $734,409.
CVR Contingent Value Rights
ETF Exchange Traded Fund
REIT Real Estate Investment Trust

6 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Bailard Cognitive Value Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide Bailard Cognitive Value Fund - January 31, 2025 (Unaudited) - Statement of Investments - 7
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 103,699,049 $ – $ – $ 103,699,049
Exchange Traded Fund 730,118 – – 730,118
Repurchase Agreement – 734,409 – 734,409
Rights – – – –
Total $ 104,429,167 $ 734,409 $ – $ 105,163,576
As of January 31, 2025, the fund held three rights investments that were categorized as Level 3 investments which were each valued at $0.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Bailard Technology & Science Fund
Common Stocks 100 .0%
Shares Value ($)
Biotechnology 0 .8%
Vertex Pharmaceuticals, Inc.* 3,324 1,534,624
Broadline Retail 5 .2%
Amazon.com, Inc.* 41,515 9,867,285
Consumer Staples Distribution & Retail 1 .5%
Maplebear, Inc.*(a) 57,718 2,786,625
Electronic Equipment, Instruments & Components 2 .9%
Insight Enterprises, Inc.* 22,868 3,950,447
TE Connectivity plc 10,580 1,565,523
5,515,970
Entertainment 3 .4%
Spotify Technology SA* 11,805 6,475,633
Financial Services 5 .4%
Fiserv, Inc.* 30,742 6,641,502
Visa, Inc., Class A(a) 10,395 3,553,011
10,194,513
Ground Transportation 2 .3%
Uber Technologies, Inc.* 64,669 4,323,123
Health Care Equipment & Supplies 1 .4%
Merit Medical Systems, Inc.* 24,350 2,651,228
Interactive Media & Services 9 .1%
Alphabet, Inc., Class A 12,319 2,513,322
Meta Platforms, Inc., Class A 21,340 14,707,101
17,220,423
IT Services 2 .6%
Shopify, Inc., Class A* 42,776 4,996,237
Life Sciences Tools & Services 0 .8%
Danaher Corp. 6,771 1,508,172
Media 0 .7%
Trade Desk, Inc. (The), Class
A* 10,741 1,274,742
Professional Services 0 .9%
Booz Allen Hamilton Holding
Corp., Class A 13,348 1,721,892
Semiconductors & Semiconductor Equipment 26 .0%
KLA Corp. 9,712 7,169,787
Lam Research Corp. 58,866 4,771,089
Marvell Technology, Inc. 13,950 1,574,397
Micron Technology, Inc. 31,243 2,850,611
NVIDIA Corp. 149,575 17,959,470
NXP Semiconductors NV 9,461 1,973,092
QUALCOMM, Inc. 23,946 4,140,982
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR-TW 34,363 7,192,863
Texas Instruments, Inc. 8,580 1,583,954
49,216,245
Software 31 .6%
Adobe, Inc.* 4,991 2,183,313
Atlassian Corp., Class A* 16,486 5,057,575
Cadence Design Systems,
Inc.* 13,663 4,066,382
Crowdstrike Holdings, Inc.,
Class A* 10,490 4,175,754
Datadog, Inc., Class A* 35,517 5,068,631
HubSpot, Inc.* 8,385 6,536,359
Intuit, Inc. 6,508 3,914,627
Common Stocks
Shares Value ($)
Software
Microsoft Corp. 32,526 13,500,242
Palo Alto Networks, Inc.* 30,623 5,647,494
ServiceNow, Inc.* 3,990 4,063,336
SimilarWeb Ltd.* 139,132 2,255,330
Varonis Systems, Inc., Class
B*(a) 73,040 3,313,094
59,782,137
Technology Hardware, Storage & Peripherals 5 .4%
Apple, Inc. 22,509 5,312,124
Pure Storage, Inc., Class A* 73,820 5,004,258
10,316,382
Total Investments
(cost $60,177,564) — 100.0% 189,385,231
Liabilities in excess of other assets — 0.0% (14,305)
NET ASSETS — 100.0%
$ 189,370,926
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
January 31, 2025. The total value of securities on loan as of
January 31, 2025 was $5,487,856, which was collateralized
by $5,618,806 in the form of U.S Government Treasury
Securities, interest rates ranging from 0.00% – 6.13%, and
maturity dates ranging from 2/4/2025 – 5/15/2054.
ADR American Depositary Receipt
TW Taiwan

Nationwide Bailard Technology & Science Fund - January 31, 2025 (Unaudited) - Statement of Investments - 9
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

10 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Bailard Technology & Science Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 189,385,231 $ – $ – $ 189,385,231
Total $ 189,385,231 $ – $ – $ 189,385,231
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide BNY Mellon Dynamic U.S. Core Fund - January 31, 2025 (Unaudited) - Statement of Investments - 11
Common Stocks 87.4%
Shares Value ($)
Aerospace & Defense 1.7%
Axon Enterprise, Inc.* 1,740 1,134,793
Boeing Co. (The)* 18,120 3,198,542
GE Aerospace 26,234 5,340,455
General Dynamics Corp. 6,255 1,607,410
Howmet Aerospace, Inc. 9,832 1,244,535
Huntington Ingalls Industries,
Inc. 1,010 199,233
L3Harris Technologies, Inc. 4,597 974,610
Lockheed Martin Corp. 5,113 2,367,063
Northrop Grumman Corp. 3,320 1,617,736
RTX Corp. 32,262 4,160,185
Textron, Inc. 4,492 343,683
TransDigm Group, Inc. 1,363 1,844,603
24,032,848
Air Freight & Logistics 0.3%
CH Robinson Worldwide, Inc. 2,836 282,154
Expeditors International of
Washington, Inc. 3,382 384,127
FedEx Corp. 5,448 1,443,012
United Parcel Service, Inc.,
Class B 17,728 2,025,069
4,134,362
Automobile Components 0.0%
†
Aptiv plc* 5,697 355,607
BorgWarner, Inc. 5,253 167,570
523,177
Automobiles 2.1%
Ford Motor Co. 93,739 944,889
General Motors Co. 26,653 1,318,257
Tesla, Inc.* 67,693 27,388,588
29,651,734
Banks 3.2%
Bank of America Corp. 161,804 7,491,525
Citigroup, Inc. 45,842 3,732,914
Citizens Financial Group, Inc. 10,921 519,512
Fifth Third Bancorp 15,854 702,491
Huntington Bancshares, Inc. 36,310 624,532
JPMorgan Chase & Co. 68,240 18,240,552
KeyCorp 24,097 433,264
M&T Bank Corp.(a) 3,931 791,075
PNC Financial Services
Group, Inc. (The) 9,618 1,932,737
Regions Financial Corp. 22,227 547,673
Truist Financial Corp. 32,178 1,532,316
US Bancorp 37,813 1,806,705
Wells Fargo & Co. 80,703 6,359,397
44,714,693
Beverages 1.0%
Brown-Forman Corp., Class
B(a) 4,284 141,415
Coca-Cola Co. (The) 93,974 5,965,470
Constellation Brands, Inc.,
Class A 3,711 670,949
Keurig Dr Pepper, Inc. 27,650 887,565
Molson Coors Beverage Co.,
Class B 4,586 251,083
Monster Beverage Corp.* 17,420 848,528
PepsiCo, Inc. 33,255 5,011,196
13,776,206
Common Stocks
Shares Value ($)
Biotechnology 1.4%
AbbVie, Inc. 42,833 7,876,989
Amgen, Inc. 13,029 3,718,737
Biogen, Inc.* 3,467 499,005
Gilead Sciences, Inc. 30,208 2,936,218
Incyte Corp.* 3,777 280,102
Moderna, Inc.*(a) 8,506 335,306
Regeneron Pharmaceuticals,
Inc.* 2,552 1,717,445
Vertex Pharmaceuticals, Inc.* 6,242 2,881,807
20,245,609
Broadline Retail 3.9%
Amazon.com, Inc.* 226,835 53,914,143
eBay, Inc. 11,693 789,043
54,703,186
Building Products 0.4%
A O Smith Corp. 2,635 177,336
Allegion plc 2,170 288,024
Builders FirstSource, Inc.* 2,722 455,336
Carrier Global Corp.(a) 20,225 1,322,311
Johnson Controls International
plc 16,104 1,256,112
Lennox International, Inc. 663 392,774
Masco Corp. 5,402 428,271
Trane Technologies plc 5,454 1,978,438
6,298,602
Capital Markets 2.9%
Ameriprise Financial, Inc. 2,352 1,277,983
Bank of New York Mellon
Corp. (The) 17,607 1,512,970
Blackrock, Inc. 3,519 3,784,685
Blackstone, Inc. 17,500 3,099,425
Cboe Global Markets, Inc. 2,528 516,546
Charles Schwab Corp. (The) 36,235 2,997,359
CME Group, Inc. 8,735 2,066,002
FactSet Research Systems,
Inc. 954 452,587
Franklin Resources, Inc. 7,739 172,115
Goldman Sachs Group, Inc.
(The) 7,609 4,872,804
Intercontinental Exchange, Inc. 13,917 2,224,354
Invesco Ltd. 11,223 215,818
KKR & Co., Inc. 16,363 2,733,766
MarketAxess Holdings, Inc. 824 181,799
Moody's Corp. 3,777 1,886,385
Morgan Stanley 30,068 4,162,313
MSCI, Inc., Class A 1,900 1,133,863
Nasdaq, Inc. 9,829 809,320
Northern Trust Corp. 4,866 546,403
Raymond James Financial,
Inc. 4,435 747,209
S&P Global, Inc. 7,696 4,012,771
State Street Corp. 7,106 722,112
T. Rowe Price Group, Inc. 5,466 639,085
40,767,674
Chemicals 1.1%
Air Products & Chemicals, Inc. 5,389 1,806,716
Albemarle Corp.(a) 3,040 255,938
Celanese Corp., Class A 2,458 174,616
CF Industries Holdings, Inc. 4,393 405,078
Corteva, Inc. 16,906 1,103,455

12 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Chemicals
Dow, Inc. 16,629 649,362
DuPont de Nemours, Inc. 9,977 766,234
Eastman Chemical Co. 2,961 295,064
Ecolab, Inc. 6,104 1,527,160
FMC Corp. 3,118 173,922
International Flavors &
Fragrances, Inc. 6,220 541,700
Linde plc 11,542 5,149,117
LyondellBasell Industries NV,
Class A 6,144 465,101
Mosaic Co. (The) 7,551 210,597
PPG Industries, Inc. 5,678 655,128
Sherwin-Williams Co. (The) 5,616 2,011,426
16,190,614
Commercial Services & Supplies 0.5%
Cintas Corp. 8,309 1,666,536
Copart, Inc.* 21,153 1,225,393
Republic Services, Inc., Class
A 4,934 1,070,037
Rollins, Inc. 6,983 345,658
Veralto Corp. 5,935 613,620
Waste Management, Inc. 8,853 1,949,962
6,871,206
Communications Equipment 0.8%
Arista Networks, Inc.* 25,039 2,885,244
Cisco Systems, Inc. 96,616 5,854,930
F5, Inc.* 1,457 433,108
Juniper Networks, Inc. 7,960 277,485
Motorola Solutions, Inc. 4,051 1,900,932
11,351,699
Construction & Engineering 0.1%
Quanta Services, Inc. 3,578 1,100,629
Construction Materials 0.1%
Martin Marietta Materials, Inc. 1,481 805,842
Vulcan Materials Co. 3,178 871,248
1,677,090
Consumer Finance 0.6%
American Express Co. 13,489 4,282,083
Capital One Financial Corp. 9,247 1,883,706
Discover Financial Services 5,993 1,205,133
Synchrony Financial 9,357 645,446
8,016,368
Consumer Staples Distribution & Retail 1.8%
Costco Wholesale Corp. 10,740 10,523,911
Dollar General Corp. 5,109 363,046
Dollar Tree, Inc.* 4,683 343,498
Kroger Co. (The) 15,968 984,268
Sysco Corp. 12,162 886,853
Target Corp. 11,166 1,539,903
Walgreens Boots Alliance, Inc. 16,026 164,747
Walmart, Inc. 105,212 10,327,610
25,133,836
Containers & Packaging 0.2%
Amcor plc 34,901 339,238
Avery Dennison Corp. 1,890 351,030
Ball Corp. 7,424 413,517
International Paper Co.(a) 8,157 453,774
Packaging Corp. of America 2,169 461,259
Common Stocks
Shares Value ($)
Containers & Packaging
Smurfit WestRock plc 12,094 642,070
2,660,888
Distributors 0.1%
Genuine Parts Co. 3,317 385,601
LKQ Corp. 6,281 234,847
Pool Corp.(a) 873 300,530
920,978
Diversified Telecommunication Services 0.6%
AT&T, Inc. 173,920 4,127,122
Verizon Communications, Inc. 102,036 4,019,198
8,146,320
Electric Utilities 1.3%
Alliant Energy Corp. 6,266 368,942
American Electric Power Co.,
Inc. 13,112 1,289,696
Constellation Energy Corp. 7,581 2,274,149
Duke Energy Corp. 18,724 2,096,901
Edison International 9,192 496,368
Entergy Corp. 10,250 831,070
Evergy, Inc. 5,718 366,924
Eversource Energy 8,746 504,469
Exelon Corp. 24,280 971,200
FirstEnergy Corp. 12,075 480,585
NextEra Energy, Inc. 49,845 3,566,908
NRG Energy, Inc. 4,962 508,307
PG&E Corp. 52,330 818,965
Pinnacle West Capital Corp. 2,943 255,923
PPL Corp. 17,455 586,488
Southern Co. (The) 26,558 2,229,544
Xcel Energy, Inc.(a) 14,074 945,773
18,592,212
Electrical Equipment 0.7%
AMETEK, Inc. 5,568 1,027,630
Eaton Corp. plc 9,579 3,126,969
Emerson Electric Co. 13,821 1,796,039
GE Vernova, Inc. 6,681 2,491,211
Generac Holdings, Inc.*(a) 1,497 223,547
Hubbell, Inc., Class B 1,298 549,067
Rockwell Automation, Inc. 2,728 759,557
9,974,020
Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp., Class A 29,223 2,068,404
CDW Corp. 3,137 624,702
Corning, Inc. 18,912 984,937
Jabil, Inc. 2,754 447,277
Keysight Technologies, Inc.* 4,285 764,230
TE Connectivity plc 7,251 1,072,930
Teledyne Technologies, Inc.* 1,132 578,826
Trimble, Inc.* 5,623 421,500
Zebra Technologies Corp.,
Class A* 1,224 479,735
7,442,541
Energy Equipment & Services 0.2%
Baker Hughes Co., Class A 23,985 1,107,627
Halliburton Co. 21,350 555,527
Schlumberger NV(a) 34,103 1,373,669
3,036,823
Entertainment 1.2%
Electronic Arts, Inc. 5,745 706,118

Nationwide BNY Mellon Dynamic U.S. Core Fund - January 31, 2025 (Unaudited) - Statement of Investments - 13
Common Stocks
Shares Value ($)
Entertainment
Live Nation Entertainment,
Inc.* 3,660 529,529
Netflix, Inc.* 10,361 10,120,210
Take-Two Interactive Software,
Inc.* 4,023 746,307
Walt Disney Co. (The) 43,895 4,962,769
Warner Bros Discovery, Inc.* 55,624 580,714
17,645,647
Financial Services 3.9%
Apollo Global Management,
Inc. 11,002 1,881,122
Berkshire Hathaway, Inc.,
Class B* 44,429 20,822,539
Corpay, Inc.* 1,690 643,028
Fidelity National Information
Services, Inc. 12,945 1,054,629
Fiserv, Inc.* 13,790 2,979,192
Global Payments, Inc. 6,268 707,344
Jack Henry & Associates, Inc. 1,771 308,313
Mastercard, Inc., Class A 19,868 11,035,283
PayPal Holdings, Inc.* 24,300 2,152,494
Visa, Inc., Class A(a) 41,887 14,316,977
55,900,921
Food Products 0.5%
Archer-Daniels-Midland Co. 11,680 598,366
Bunge Global SA 3,336 253,970
Campbell's Co. (The) 4,815 186,678
Conagra Brands, Inc. 11,848 306,745
General Mills, Inc.(a) 13,261 797,516
Hershey Co. (The) 3,682 549,538
Hormel Foods Corp. 6,886 206,442
J M Smucker Co. (The) 2,552 272,783
Kellanova 6,614 540,562
Kraft Heinz Co. (The) 21,201 632,638
Lamb Weston Holdings, Inc. 3,704 222,018
McCormick & Co., Inc.
(Non-Voting) 6,099 471,026
Mondelez International, Inc.,
Class A 32,412 1,879,572
Tyson Foods, Inc., Class A 7,118 402,096
7,319,950
Gas Utilities 0.0%
†
Atmos Energy Corp.(a) 3,771 537,405
Ground Transportation 0.8%
CSX Corp. 46,743 1,536,443
JB Hunt Transport Services,
Inc. 1,979 338,844
Norfolk Southern Corp. 5,484 1,400,065
Old Dominion Freight Line, Inc. 4,477 830,976
Uber Technologies, Inc.* 51,040 3,412,024
Union Pacific Corp. 14,695 3,641,274
11,159,626
Health Care Equipment & Supplies 2.1%
Abbott Laboratories 42,041 5,378,305
Align Technology, Inc.* 1,787 391,549
Baxter International, Inc. 12,024 391,501
Becton Dickinson & Co. 7,006 1,734,685
Boston Scientific Corp.* 35,724 3,656,709
Cooper Cos., Inc. (The)* 4,784 461,895
Dexcom, Inc.* 9,388 815,160
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Edwards Lifesciences Corp.* 14,291 1,035,383
GE HealthCare Technologies,
Inc. 11,329 1,000,351
Hologic, Inc.* 5,644 407,158
IDEXX Laboratories, Inc.* 1,978 834,815
Insulet Corp.* 1,647 458,492
Intuitive Surgical, Inc.* 8,633 4,937,040
Medtronic plc 31,085 2,823,140
ResMed, Inc.(a) 3,550 838,439
Solventum Corp.* 3,283 243,139
STERIS plc 2,339 516,100
Stryker Corp. 8,316 3,253,968
Teleflex, Inc. 1,211 218,271
Zimmer Biomet Holdings, Inc. 4,691 513,571
29,909,671
Health Care Providers & Services 1.9%
Cardinal Health, Inc. 5,835 721,556
Cencora, Inc.(a) 4,203 1,068,445
Centene Corp.* 12,542 803,064
Cigna Group (The) 6,742 1,983,564
CVS Health Corp. 30,502 1,722,753
DaVita, Inc.* 1,048 184,658
Elevance Health, Inc. 5,622 2,224,625
HCA Healthcare, Inc. 4,397 1,450,614
Henry Schein, Inc.* 3,245 259,600
Humana, Inc. 2,919 855,938
Labcorp Holdings, Inc. 1,983 495,353
McKesson Corp. 3,077 1,830,046
Molina Healthcare, Inc.* 1,429 443,576
Quest Diagnostics, Inc. 2,635 429,769
UnitedHealth Group, Inc. 22,307 12,101,324
Universal Health Services,
Inc., Class B 1,373 258,893
26,833,778
Health Care REITs 0.2%
Alexandria Real Estate
Equities, Inc. 3,738 363,894
Healthpeak Properties, Inc. 17,562 362,831
Ventas, Inc. 9,910 598,762
Welltower, Inc. 14,339 1,956,987
3,282,474
Hotel & Resort REITs 0.0%
†
Host Hotels & Resorts, Inc. 17,048 284,872
Hotels, Restaurants & Leisure 1.7%
Airbnb, Inc., Class A* 10,492 1,376,236
Booking Holdings, Inc. 802 3,799,523
Caesars Entertainment, Inc.* 5,146 185,513
Carnival Corp.* 24,537 678,939
Chipotle Mexican Grill, Inc.,
Class A* 33,028 1,927,184
Darden Restaurants, Inc. 2,848 556,043
Domino's Pizza, Inc. 866 388,938
Expedia Group, Inc.* 3,018 515,927
Hilton Worldwide Holdings,
Inc. 5,909 1,513,118
Las Vegas Sands Corp. 8,613 394,734
Marriott International, Inc.,
Class A 5,591 1,624,689
McDonald's Corp. 17,370 5,014,719
MGM Resorts International* 5,144 177,365

14 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Norwegian Cruise Line
Holdings Ltd.*(a) 11,075 313,976
Royal Caribbean Cruises Ltd. 6,018 1,604,399
Starbucks Corp. 27,475 2,958,508
Wynn Resorts Ltd. 2,396 208,092
Yum! Brands, Inc. 6,898 900,189
24,138,092
Household Durables 0.3%
DR Horton, Inc. 6,998 993,016
Garmin Ltd. 3,724 803,825
Lennar Corp., Class A 5,703 748,462
Millrose Properties, Inc., Class
A*∞ 2,852 26,519
Mohawk Industries, Inc.* 1,148 140,400
NVR, Inc.* 72 577,165
PulteGroup, Inc. 5,083 578,344
3,867,731
Household Products 0.9%
Church & Dwight Co., Inc. 5,818 613,916
Clorox Co. (The) 3,032 481,118
Colgate-Palmolive Co. 19,803 1,716,920
Kimberly-Clark Corp. 7,993 1,038,850
Procter & Gamble Co. (The) 57,083 9,475,207
13,326,011
Independent Power and Renewable Electricity Producers
0.1%
AES Corp. (The) 18,489 203,379
Vistra Corp. 8,247 1,385,743
1,589,122
Industrial Conglomerates 0.4%
3M Co. 13,195 2,008,279
Honeywell International, Inc. 15,761 3,526,051
5,534,330
Industrial REITs 0.2%
Prologis, Inc. 22,449 2,677,043
Insurance 1.8%
Aflac, Inc. 12,119 1,301,338
Allstate Corp. (The) 6,510 1,252,068
American International Group,
Inc. 15,119 1,113,666
Aon plc, Class A 5,242 1,943,838
Arch Capital Group Ltd. 8,989 836,606
Arthur J Gallagher & Co. 6,005 1,812,429
Assurant, Inc. 1,161 249,836
Brown & Brown, Inc. 5,627 588,922
Chubb Ltd. 9,087 2,470,574
Cincinnati Financial Corp. 3,801 520,927
Erie Indemnity Co., Class A 588 236,935
Everest Group Ltd. 1,005 349,248
Globe Life, Inc. 2,103 256,755
Hartford Financial Services
Group, Inc. (The) 6,879 767,352
Loews Corp. 4,336 370,511
Marsh & McLennan Cos., Inc. 11,904 2,581,739
MetLife, Inc. 14,082 1,218,234
Principal Financial Group, Inc. 5,234 431,543
Progressive Corp. (The) 14,199 3,499,202
Prudential Financial, Inc. 8,629 1,042,038
Travelers Cos., Inc. (The) 5,503 1,349,226
Common Stocks
Shares Value ($)
Insurance
W R Berkley Corp. 7,433 437,283
Willis Towers Watson plc 2,487 819,628
25,449,898
Interactive Media & Services 6.3%
Alphabet, Inc., Class A 141,627 28,894,740
Alphabet, Inc., Class C 115,358 23,717,605
Match Group, Inc. 6,222 222,126
Meta Platforms, Inc., Class A 52,841 36,416,960
89,251,431
IT Services 1.1%
Accenture plc, Class A 15,146 5,830,453
Akamai Technologies, Inc.* 3,769 376,523
Cognizant Technology
Solutions Corp., Class A 11,900 983,059
EPAM Systems, Inc.* 1,289 327,355
Gartner, Inc.* 1,851 1,004,778
GoDaddy, Inc., Class A* 3,307 703,234
International Business
Machines Corp. 22,412 5,730,748
VeriSign, Inc.* 2,034 437,310
15,393,460
Leisure Products 0.0%
†
Hasbro, Inc. 3,150 182,196
Life Sciences Tools & Services 1.0%
Agilent Technologies, Inc. 6,887 1,043,518
Bio-Techne Corp. 4,102 301,702
Charles River Laboratories
International, Inc.*(a) 1,260 207,598
Danaher Corp. 15,581 3,470,512
IQVIA Holdings, Inc.* 4,125 830,610
Mettler-Toledo International,
Inc.* 514 701,322
Revvity, Inc.(a) 2,945 371,453
Thermo Fisher Scientific, Inc. 9,271 5,541,740
Waters Corp.* 1,471 611,171
West Pharmaceutical
Services, Inc. 1,779 607,618
13,687,244
Machinery 1.5%
Caterpillar, Inc. 11,703 4,346,962
Cummins, Inc. 3,379 1,203,769
Deere & Co. 6,168 2,939,422
Dover Corp. 3,427 698,011
Fortive Corp. 8,611 700,333
IDEX Corp. 1,851 415,198
Illinois Tool Works, Inc. 6,514 1,688,168
Ingersoll Rand, Inc. 9,769 916,332
Nordson Corp.(a) 1,361 299,720
Otis Worldwide Corp. 9,908 945,421
PACCAR, Inc. 12,708 1,409,063
Parker-Hannifin Corp. 3,120 2,205,996
Pentair plc 4,062 421,148
Snap-on, Inc. 1,320 468,798
Stanley Black & Decker, Inc. 3,792 333,962
Westinghouse Air Brake
Technologies Corp. 4,138 860,373
Xylem, Inc. 6,043 749,574
20,602,250

Nationwide BNY Mellon Dynamic U.S. Core Fund - January 31, 2025 (Unaudited) - Statement of Investments - 15
Common Stocks
Shares Value ($)
Media 0.4%
Charter Communications, Inc.,
Class A* 2,385 823,994
Comcast Corp., Class A 92,522 3,114,291
Fox Corp., Class A 5,480 280,466
Fox Corp., Class B 2,850 138,510
Interpublic Group of Cos., Inc.
(The) 9,157 262,531
News Corp., Class A 9,268 260,616
News Corp., Class B(a) 3,040 96,216
Omnicom Group, Inc. 4,641 402,792
Paramount Global, Class B 14,878 161,873
5,541,289
Metals & Mining 0.3%
Freeport-McMoRan, Inc. 34,681 1,243,314
Newmont Corp. 27,595 1,178,858
Nucor Corp. 5,740 737,188
Steel Dynamics, Inc. 3,288 421,522
3,580,882
Multi-Utilities 0.5%
Ameren Corp. 6,626 624,169
CenterPoint Energy, Inc. 15,850 516,235
CMS Energy Corp.(a) 6,937 457,842
Consolidated Edison, Inc. 8,380 785,541
Dominion Energy, Inc. 20,510 1,140,151
DTE Energy Co.(a) 4,956 594,125
NiSource, Inc. 11,528 429,994
Public Service Enterprise
Group, Inc. 12,007 1,003,065
Sempra 15,353 1,273,224
WEC Energy Group, Inc. 7,695 763,806
7,588,152
Office REITs 0.0%
†
BXP, Inc. 3,582 261,987
Oil, Gas & Consumable Fuels 2.5%
APA Corp. 8,379 183,751
Chevron Corp. 40,510 6,043,687
ConocoPhillips 31,354 3,098,716
Coterra Energy, Inc. 17,719 491,171
Devon Energy Corp. 15,721 536,086
Diamondback Energy, Inc. 4,490 737,976
EOG Resources, Inc. 13,633 1,714,895
EQT Corp. 14,617 747,221
Exxon Mobil Corp. 106,532 11,380,814
Hess Corp. 6,807 946,377
Kinder Morgan, Inc. 46,849 1,287,411
Marathon Petroleum Corp.(a) 7,785 1,134,352
Occidental Petroleum Corp. 16,546 771,871
ONEOK, Inc.(a) 14,160 1,375,927
Phillips 66 10,003 1,179,054
Targa Resources Corp. 5,396 1,061,933
Texas Pacific Land Corp. 458 594,104
Valero Energy Corp.(a) 7,573 1,007,209
Williams Cos., Inc. (The) 29,547 1,637,790
35,930,345
Passenger Airlines 0.2%
Delta Air Lines, Inc. 15,692 1,055,601
Southwest Airlines Co.(a) 14,018 430,493
United Airlines Holdings, Inc.* 7,972 843,756
2,329,850
Common Stocks
Shares Value ($)
Personal Care Products 0.1%
Estee Lauder Cos., Inc. (The),
Class A 5,711 476,469
Kenvue, Inc. 46,407 988,005
1,464,474
Pharmaceuticals 2.8%
Bristol-Myers Squibb Co. 49,161 2,898,041
Eli Lilly & Co. 19,099 15,490,817
Johnson & Johnson 58,358 8,879,170
Merck & Co., Inc. 61,315 6,059,148
Pfizer, Inc. 137,361 3,642,814
Viatris, Inc. 29,821 336,381
Zoetis, Inc., Class A 10,936 1,868,962
39,175,333
Professional Services 0.6%
Automatic Data Processing,
Inc. 9,876 2,992,527
Broadridge Financial
Solutions, Inc. 2,864 682,262
Dayforce, Inc.* 3,833 271,146
Equifax, Inc. 3,050 838,079
Jacobs Solutions, Inc. 2,879 403,434
Leidos Holdings, Inc. 3,315 470,829
Paychex, Inc. 7,871 1,162,311
Paycom Software, Inc. 1,101 228,524
Verisk Analytics, Inc., Class A 3,394 975,571
8,024,683
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A* 7,428 1,075,129
CoStar Group, Inc.* 10,159 778,179
1,853,308
Residential REITs 0.2%
AvalonBay Communities, Inc. 3,442 762,437
Camden Property Trust 2,493 283,479
Equity Residential 8,121 573,586
Essex Property Trust, Inc. 1,601 455,597
Invitation Homes, Inc. 14,357 447,221
Mid-America Apartment
Communities, Inc. 2,796 426,614
UDR, Inc. 6,919 288,799
3,237,733
Retail REITs 0.2%
Federal Realty Investment
Trust 1,931 209,765
Kimco Realty Corp. 16,404 368,270
Realty Income Corp. 21,052 1,150,281
Regency Centers Corp. 3,932 282,475
Simon Property Group, Inc. 7,434 1,292,475
3,303,266
Semiconductors & Semiconductor Equipment 9.2%
Advanced Micro Devices, Inc.* 39,335 4,560,893
Analog Devices, Inc. 12,034 2,549,884
Applied Materials, Inc. 19,983 3,603,934
Broadcom, Inc. 113,209 25,049,755
Enphase Energy, Inc.* 3,244 202,036
First Solar, Inc.* 2,583 432,704
Intel Corp. 104,542 2,031,251
KLA Corp. 3,242 2,393,374
Lam Research Corp. 31,188 2,527,787
Microchip Technology, Inc. 13,312 722,842

16 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Micron Technology, Inc. 26,875 2,452,075
Monolithic Power Systems,
Inc. 1,197 762,932
NVIDIA Corp. 594,578 71,390,981
NXP Semiconductors NV 6,121 1,276,535
ON Semiconductor Corp.* 10,545 551,925
QUALCOMM, Inc. 26,929 4,656,832
Skyworks Solutions, Inc. 3,900 346,164
Teradyne, Inc. 4,011 464,434
Texas Instruments, Inc. 22,111 4,081,912
130,058,250
Software 8.9%
Adobe, Inc.* 10,670 4,667,592
ANSYS, Inc.* 2,101 736,400
Autodesk, Inc.* 5,211 1,622,393
Cadence Design Systems,
Inc.* 6,648 1,978,578
Crowdstrike Holdings, Inc.,
Class A* 5,641 2,245,513
Fair Isaac Corp.* 590 1,105,400
Fortinet, Inc.* 15,420 1,555,570
Gen Digital, Inc. 13,579 365,411
Intuit, Inc. 6,794 4,086,659
Microsoft Corp. 180,213 74,799,208
Oracle Corp. 38,957 6,625,027
Palantir Technologies, Inc.,
Class A* 49,685 4,098,516
Palo Alto Networks, Inc.* 15,864 2,925,639
PTC, Inc.* 2,815 544,646
Roper Technologies, Inc. 2,582 1,486,328
Salesforce, Inc. 23,172 7,917,872
ServiceNow, Inc.* 4,993 5,084,771
Synopsys, Inc.* 3,723 1,956,362
Tyler Technologies, Inc.* 1,014 610,063
Workday, Inc., Class A*(a) 5,250 1,375,815
125,787,763
Specialized REITs 0.8%
American Tower Corp. 11,327 2,094,929
Crown Castle, Inc. 10,374 926,191
Digital Realty Trust, Inc. 7,472 1,224,362
Equinix, Inc. 2,339 2,137,051
Extra Space Storage, Inc. 5,234 806,036
Iron Mountain, Inc. 7,299 741,359
Public Storage 3,820 1,140,194
SBA Communications Corp.,
Class A 2,551 503,975
VICI Properties, Inc., Class A 25,597 762,023
Weyerhaeuser Co. 17,649 540,412
10,876,532
Specialty Retail 1.6%
AutoZone, Inc.* 410 1,373,586
Best Buy Co., Inc. 4,904 421,057
CarMax, Inc.* 3,787 324,319
Home Depot, Inc. (The) 24,076 9,918,830
Lowe's Cos., Inc. 13,751 3,575,810
O'Reilly Automotive, Inc.* 1,399 1,810,894
Ross Stores, Inc. 7,984 1,202,071
TJX Cos., Inc. (The) 27,338 3,411,509
Tractor Supply Co. 12,713 691,079
Common Stocks
Shares Value ($)
Specialty Retail
Ulta Beauty, Inc.* 1,164 479,743
23,208,898
Technology Hardware, Storage & Peripherals 6.4%
Apple, Inc. 366,389 86,467,804
Dell Technologies, Inc., Class
C 7,593 786,635
Hewlett Packard Enterprise
Co. 31,411 665,599
HP, Inc. 23,792 773,240
NetApp, Inc. 4,912 599,755
Seagate Technology Holdings
plc 5,154 496,640
Super Micro Computer, Inc.*(a) 11,997 342,154
Western Digital Corp.* 8,609 560,704
90,692,531
Textiles, Apparel & Luxury Goods 0.3%
Deckers Outdoor Corp.* 3,740 663,326
Lululemon Athletica, Inc.*(a) 2,731 1,131,180
NIKE, Inc., Class B 28,859 2,219,257
Ralph Lauren Corp., Class A 929 231,971
Tapestry, Inc.(a) 5,842 426,116
4,671,850
Tobacco 0.5%
Altria Group, Inc. 41,080 2,145,608
Philip Morris International, Inc. 37,687 4,906,848
7,052,456
Trading Companies & Distributors 0.2%
Fastenal Co. 14,050 1,029,022
United Rentals, Inc. 1,573 1,192,428
WW Grainger, Inc. 1,065 1,131,744
3,353,194
Water Utilities 0.0%
†
American Water Works Co.,
Inc. 4,615 575,214
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc. 11,814 2,752,308
Total Common Stocks
(cost $523,892,227) 1,239,856,765
Purchased Options 0.3%
Number of
Contracts
Call Options 0.3%
Future Equity Index Options: 0.3%
S&P 500 E-Mini Index
2/21/2025 at USD 6,225.00,
European Style
Notional Amount: USD
148,950,988
Exchange Traded
*
491 374,387
S&P 500 E-Mini Index
2/21/2025 at USD 6,125.00,
European Style
Notional Amount: USD
148,950,988
Exchange Traded
*
491 1,147,713

Nationwide BNY Mellon Dynamic U.S. Core Fund - January 31, 2025 (Unaudited) - Statement of Investments - 17
Purchased Options
Number of
Contracts Value ($)
Call Options
S&P 500 E-Mini Index
3/21/2025 at USD 6,100.00,
American Style
Notional Amount: USD
148,950,988
Exchange Traded
*
491 2,412,038
Total Purchased Options
(cost $4,691,186) 3,934,138
Short-Term Investment 6.8%
Shares
U.S. Treasury Obligation 6.8%
U.S. Treasury Bills, 4.43%,
2/6/2025 97,000,000 96,965,969
(cost $96,941,286)
Total Short-Term Investment
(cost $96,941,286) 96,965,969
Repurchase Agreement 0.1%
Principal
Amount ($)
CF Secured, LLC,
4.33%, dated 1/31/2025,
due 2/3/2025, repurchase
price $1,027,096,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.50%, maturing
2/28/2025 - 11/15/2054;
total market value
$1,047,637.(b) 1,026,725 1,026,725
Total Repurchase Agreement
(cost $1,026,725) 1,026,725
Total Investments
(cost $626,551,424) — 94.6% 1,341,783,597
Other assets in excess of liabilities — 5.4% 76,622,046
NET ASSETS — 100.0%
$ 1,418,405,643
* Denotes a non-income producing security.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
January 31, 2025. The total value of securities on loan
as of January 31, 2025 was $28,991,642, which was
collateralized by cash used to purchase repurchase
agreements with a total value of $1,026,725 and by
$29,081,047 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.13%, and maturity dates ranging from 2/4/2025 –
8/15/2054, a total value of $30,107,772.
(b) Security was purchased with cash collateral held
from securities on loan. The total value of securities
purchased with cash collateral as of January 31, 2025 was
$1,026,725.
REIT Real Estate Investment Trust
Currency:
USD United States Dollar

18 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Core Fund
Futures contracts outstanding as of January 31, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 211 3/2025 USD 64,009,487 1,434,450
U.S. Treasury Long Bond 1,175 3/2025 USD 133,839,844 (1,539,574)
Net contracts (105,124)
Currency:
USD United States Dollar

Nationwide BNY Mellon Dynamic U.S. Core Fund - January 31, 2025 (Unaudited) - Statement of Investments - 19
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

20 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Core Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ 24,032,848 $ – $ – $ 24,032,848
Air Freight & Logistics 4,134,362 – – 4,134,362
Automobile Components 523,177 – – 523,177
Automobiles 29,651,734 – – 29,651,734
Banks 44,714,693 – – 44,714,693
Beverages 13,776,206 – – 13,776,206
Biotechnology 20,245,609 – – 20,245,609
Broadline Retail 54,703,186 – – 54,703,186
Building Products 6,298,602 – – 6,298,602
Capital Markets 40,767,674 – – 40,767,674
Chemicals 16,190,614 – – 16,190,614
Commercial Services & Supplies 6,871,206 – – 6,871,206
Communications Equipment 11,351,699 – – 11,351,699
Construction & Engineering 1,100,629 – – 1,100,629
Construction Materials 1,677,090 – – 1,677,090
Consumer Finance 8,016,368 – – 8,016,368
Consumer Staples Distribution & Retail 25,133,836 – – 25,133,836
Containers & Packaging 2,660,888 – – 2,660,888
Distributors 920,978 – – 920,978
Diversified Telecommunication Services 8,146,320 – – 8,146,320
Electric Utilities 18,592,212 – – 18,592,212
Electrical Equipment 9,974,020 – – 9,974,020
Electronic Equipment, Instruments &
Components 7,442,541 – – 7,442,541
Energy Equipment & Services 3,036,823 – – 3,036,823
Entertainment 17,645,647 – – 17,645,647
Financial Services 55,900,921 – – 55,900,921
Food Products 7,319,950 – – 7,319,950
Gas Utilities 537,405 – – 537,405
Ground Transportation 11,159,626 – – 11,159,626
Health Care Equipment & Supplies 29,909,671 – – 29,909,671
Health Care Providers & Services 26,833,778 – – 26,833,778
Health Care REITs 3,282,474 – – 3,282,474
Hotel & Resort REITs 284,872 – – 284,872
Hotels, Restaurants & Leisure 24,138,092 – – 24,138,092
Household Durables 3,841,212 26,519 – 3,867,731
Household Products 13,326,011 – – 13,326,011
Independent Power and Renewable
Electricity Producers 1,589,122 – – 1,589,122
Industrial Conglomerates 5,534,330 – – 5,534,330
Industrial REITs 2,677,043 – – 2,677,043
Insurance 25,449,898 – – 25,449,898
Interactive Media & Services 89,251,431 – – 89,251,431
IT Services 15,393,460 – – 15,393,460
Leisure Products 182,196 – – 182,196
Life Sciences Tools & Services 13,687,244 – – 13,687,244
Machinery 20,602,249 – – 20,602,249
Media 5,541,289 – – 5,541,289
Metals & Mining 3,580,882 – – 3,580,882
Multi-Utilities 7,588,152 – – 7,588,152
Office REITs 261,987 – – 261,987
Oil, Gas & Consumable Fuels 35,930,345 – – 35,930,345
Passenger Airlines 2,329,850 – – 2,329,850
Personal Care Products 1,464,474 – – 1,464,474
Pharmaceuticals 39,175,333 – – 39,175,333
Professional Services 8,024,683 – – 8,024,683
Real Estate Management & Development 1,853,308 – – 1,853,308
Residential REITs 3,237,733 – – 3,237,733
Retail REITs 3,303,266 – – 3,303,266

Nationwide BNY Mellon Dynamic U.S. Core Fund - January 31, 2025 (Unaudited) - Statement of Investments - 21
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2025. Please see below for information on the Fund’s policy regarding the objectives and strategies for using options and financial futures contracts.
(a) Options
The Fund purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates and equity movements, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet the
Fund's stated investment strategies as shown in the Fund's Prospectus.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased
Level 1 Level 2 Level 3 Total
Assets:
Semiconductors & Semiconductor
Equipment $ 130,058,251 $ – $ – $ 130,058,251
Software 125,787,763 – – 125,787,763
Specialized REITs 10,876,532 – – 10,876,532
Specialty Retail 23,208,898 – – 23,208,898
Technology Hardware, Storage &
Peripherals 90,692,531 – – 90,692,531
Textiles, Apparel & Luxury Goods 4,671,850 – – 4,671,850
Tobacco 7,052,456 – – 7,052,456
Trading Companies & Distributors 3,353,194 – – 3,353,194
Water Utilities 575,214 – – 575,214
Wireless Telecommunication Services 2,752,308 – – 2,752,308
Total Common Stocks $ 1,239,830,246 $ 26,519 $ – $ 1,239,856,765
Futures Contracts 1,434,450 – – 1,434,450
Purchased Option 3,934,138 – – 3,934,138
Repurchase Agreement – 1,026,725 – 1,026,725
Short-Term Investment – 96,965,969 – 96,965,969
Total Assets $ 1,245,198,834 $ 98,019,213 $ – $ 1,343,218,047
Liabilities:
Futures Contracts $ (1,539,574) $ – $ – $ (1,539,574)
Total Liabilities $ (1,539,574) $ – $ – $ (1,539,574)
Total $ 1,243,659,260 $ 98,019,213 $ – $ 1,341,678,473

22 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Core Fund
by the Fund) expose the Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”)
guidelines, the Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations.
Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
(b) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of January 31, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of January 31, 2025:
Assets: Fair Value
Purchased Options
Equity risk Investment securities, at value $ 3,934,138
Futures Contracts
Equity risk Unrealized appreciation from futures contracts 1,434,450
Total $ 5,368,588
Liabilities:
Futures Contracts
Interest rate risk
Unrealized depreciation from futures contracts $ (1,539,574)
Total $ (1,539,574)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide BNY Mellon Dynamic U.S. Equity Income Fund - January 31, 2025 (Unaudited) - Statement of Investments - 23
Common Stocks 90.2%
Shares Value ($)
Aerospace & Defense 3.0%
Howmet Aerospace, Inc. 45,888 5,808,503
L3Harris Technologies, Inc. 63,299 13,420,021
19,228,524
Automobiles 0.7%
General Motors Co. 85,269 4,217,405
Banks 9.2%
Bank of America Corp. 394,668 18,273,129
First Horizon Corp. 431,961 9,455,626
JPMorgan Chase & Co. 80,969 21,643,014
PNC Financial Services
Group, Inc. (The) 28,793 5,785,953
US Bancorp 60,881 2,908,894
58,066,616
Biotechnology 1.3%
Gilead Sciences, Inc. 86,963 8,452,804
Building Products 0.9%
Johnson Controls International
plc 68,740 5,361,720
Capital Markets 3.5%
CME Group, Inc. 24,967 5,905,195
Goldman Sachs Group, Inc.
(The) 18,365 11,760,946
Intercontinental Exchange, Inc. 27,684 4,424,733
22,090,874
Communications Equipment 3.6%
Cisco Systems, Inc. 374,856 22,716,274
Construction Materials 1.8%
CRH plc 117,928 11,678,410
Consumer Finance 1.5%
Capital One Financial Corp. 45,854 9,340,918
Containers & Packaging 2.4%
Crown Holdings, Inc. 64,678 5,682,609
International Paper Co.(a) 174,579 9,711,830
15,394,439
Diversified Telecommunication Services 3.4%
AT&T, Inc. 906,175 21,503,533
Electric Utilities 0.9%
Constellation Energy Corp. 19,888 5,966,002
Electrical Equipment 3.4%
AMETEK, Inc. 32,536 6,004,844
GE Vernova , Inc. 12,328 4,596,865
Hubbell, Inc., Class B 26,083 11,033,370
21,635,079
Electronic Equipment, Instruments & Components 0.5%
TE Connectivity plc 19,613 2,902,136
Entertainment 1.3%
Walt Disney Co. (The) 70,599 7,981,923
Financial Services 4.1%
Berkshire Hathaway, Inc.,
Class B* 46,329 21,713,012
Voya Financial, Inc. 60,594 4,301,568
26,014,580
Ground Transportation 1.6%
CSX Corp. 304,523 10,009,671
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies 5.5%
Alcon AG CHF(a) 80,171 7,302,776
Baxter International, Inc. 267,309 8,703,581
Becton Dickinson & Co. 11,735 2,905,586
Medtronic plc 175,807 15,966,792
34,878,735
Health Care Providers & Services 3.9%
Labcorp Holdings, Inc. 26,970 6,737,106
UnitedHealth Group, Inc. 33,115 17,964,556
24,701,662
Hotels, Restaurants & Leisure 3.2%
International Game
Technology plc 137,682 2,343,347
Las Vegas Sands Corp. 250,290 11,470,791
Royal Caribbean Cruises Ltd. 23,268 6,203,249
20,017,387
Industrial Conglomerates 0.7%
3M Co. 28,645 4,359,769
Insurance 7.3%
American International Group,
Inc. 96,279 7,091,911
Aon plc, Class A 32,949 12,218,148
Assurant, Inc. 61,723 13,282,172
MetLife, Inc. 84,965 7,350,322
RenaissanceRe Holdings Ltd. 26,363 6,131,507
46,074,060
IT Services 1.0%
International Business
Machines Corp. 25,861 6,612,658
Life Sciences Tools & Services 1.6%
Danaher Corp. 46,818 10,428,241
Media 1.4%
Omnicom Group, Inc. 98,963 8,588,999
Metals & Mining 2.4%
Freeport-McMoRan, Inc. 160,440 5,751,774
Newmont Corp. 213,910 9,138,235
14,890,009
Multi-Utilities 1.6%
Dominion Energy, Inc. 182,138 10,125,051
Oil, Gas & Consumable Fuels 7.0%
ConocoPhillips 69,851 6,903,374
Diamondback Energy, Inc. 45,960 7,553,986
EQT Corp. 258,747 13,227,147
Marathon Petroleum Corp.(a) 41,702 6,076,398
Phillips 66 90,072 10,616,787
44,377,692
Passenger Airlines 0.5%
Delta Air Lines, Inc. 50,940 3,426,734
Personal Care Products 1.4%
Kenvue , Inc. 430,064 9,156,063
Pharmaceuticals 3.8%
Bristol-Myers Squibb Co. 195,535 11,526,788
Johnson & Johnson 48,340 7,354,931
Sanofi SA, ADR 99,953 5,431,446
24,313,165

24 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Equity Income Fund
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment 1.0%
Applied Materials, Inc. 35,498 6,402,064
Software 1.6%
Dolby Laboratories, Inc., Class
A 120,995 10,130,911
Specialty Retail 0.5%
Best Buy Co., Inc. 33,866 2,907,735
Technology Hardware, Storage & Peripherals 0.4%
Dell Technologies, Inc., Class
C 24,051 2,491,684
Textiles, Apparel & Luxury Goods 0.4%
PVH Corp. 31,081 2,784,858
Tobacco 1.4%
Philip Morris International, Inc. 68,102 8,866,880
Trading Companies & Distributors 0.5%
Ferguson Enterprises, Inc. 16,248 2,942,838
Total Common Stocks
(cost $439,231,248) 571,038,103
Purchased Options 0.3%
Number of
Contracts
Call Options 0.3%
Future Equity Index Options: 0.3%
S&P 500 E-Mini Index
2/21/2025 at USD 6,225.00,
European Style
Notional Amount: USD
68,559,925
Exchange Traded
*
226 172,325
S&P 500 E-Mini Index
2/21/2025 at USD 6,125.00,
European Style
Notional Amount: USD
68,559,925
Exchange Traded
*
226 528,275
S&P 500 E-Mini Index
3/21/2025 at USD 6,100.00,
American Style
Notional Amount: USD
68,559,925
Exchange Traded
*
226 1,110,225
Total Purchased Options
(cost $2,159,283) 1,810,825
Short-Term Investment 2.8%
Shares Value ($)
U.S. Treasury Obligation 2.8%
U.S. Treasury Bills, 4.43%,
2/6/2025 18,000,000 17,993,685
Total Short-Term Investment
(cost $17,989,105) 17,993,685
Repurchase Agreement 0.0%
†
Principal
Amount ($)
CF Secured, LLC,
4.33%, dated 1/31/2025,
due 2/3/2025, repurchase
price $94,285,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.50%, maturing
2/28/2025 - 11/15/2054;
total market value
$96,170.(b) 94,250 94,250
Total Repurchase Agreement
(cost $94,250) 94,250
Total Investments
(cost $459,473,886) — 93.3% 590,936,863
Other assets in excess of liabilities — 6.7% 42,543,933
NET ASSETS — 100.0%
$ 633,480,796
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
January 31, 2025. The total value of securities on loan
as of January 31, 2025 was $15,271,360, which was
collateralized by cash used to purchase repurchase
agreements with a total value of $94,250 and by
$17,457,039 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 5.00%, and maturity dates ranging from 2/20/2025 –
8/15/2054, a total value of $17,551,289.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2025 was $94,250.
ADR American Depositary Receipt
Currency:
CHF Switzerland Franc
USD United States Dollar

Nationwide BNY Mellon Dynamic U.S. Equity Income Fund - January 31, 2025 (Unaudited) - Statement of Investments - 25
Futures contracts outstanding as of January 31, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 1000 Value E-Mini Index 682 3/2025 USD 65,188,970 436,455
U.S. Treasury Long Bond 524 3/2025 USD 59,686,875 (734,430)
Total long contracts (297,975)
Short Contracts
S&P 500 E-Mini Index (214) 3/2025 USD (64,919,575) (504,108)
Total short contracts (504,108)
Net contracts (802,083)
Currency:
USD United States Dollar

26 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Equity Income Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide BNY Mellon Dynamic U.S. Equity Income Fund - January 31, 2025 (Unaudited) - Statement of Investments - 27
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2025. Please see below for information on the Fund’s policy regarding the objectives and strategies for using options and financial futures contracts.
(a) Options
The Fund purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates and equity movements, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet the
Fund's stated investment strategies as shown in the Fund's Prospectus.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by the Fund) expose the Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”)
guidelines, the Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations.
Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 571,038,103 $ – $ – $ 571,038,103
Futures Contracts 436,455 – – 436,455
Purchased Option 1,810,825 – – 1,810,825
Repurchase Agreement – 94,250 – 94,250
Short-Term Investment – 17,993,685 – 17,993,685
Total Assets $ 573,285,383 $ 18,087,935 $ – $ 591,373,318
Liabilities:
Futures Contracts $ (1,238,538) $ – $ – $ (1,238,538)
Total Liabilities $ (1,238,538) $ – $ – $ (1,238,538)
Total $ 572,046,845 $ 18,087,935 $ – $ 590,134,780

28 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Equity Income Fund
(b) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of January 31, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of January 31, 2025:
Assets: Fair Value
Purchased Options
Equity risk Investment securities, at value $ 1,810,825
Futures Contracts
Equity risk Unrealized appreciation from futures contracts 436,455
Total $ 2,247,280
Liabilities:
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (504,108)
Interest rate risk Unrealized depreciation from futures contracts (734,430)
Total $ (1,238,538)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Fund - January 31, 2025 (Unaudited) - Statement of Investments - 29
Common Stocks 99 .1%
Shares Value ($)
Aerospace & Defense 1 .2%
Boeing Co. (The)* 40,343 7,121,346
General Dynamics Corp. 13,390 3,440,962
Northrop Grumman Corp. 7,630 3,717,870
RTX Corp. 45,151 5,822,222
20,102,400
Air Freight & Logistics 0 .7%
CH Robinson Worldwide, Inc. 118,164 11,756,136
Automobiles 0 .9%
Tesla, Inc.* 37,619 15,220,647
Banks 4 .2%
Bank of America Corp. 304,409 14,094,137
Citizens Financial Group, Inc. 216,306 10,289,676
Wells Fargo & Co. 619,582 48,823,062
73,206,875
Beverages 0 .9%
Coca-Cola Co. (The) 196,998 12,505,433
Keurig Dr Pepper, Inc. 76,287 2,448,813
14,954,246
Biotechnology 1 .6%
AbbVie, Inc. 40,056 7,366,299
Alnylam Pharmaceuticals, Inc.* 4,173 1,132,177
Amgen, Inc. 6,710 1,915,168
Argenx SE, ADR-NL* 4,170 2,731,892
Gilead Sciences, Inc. 50,661 4,924,249
Regeneron Pharmaceuticals,
Inc.* 1,652 1,111,763
United Therapeutics Corp.* 5,719 2,008,341
Vertex Pharmaceuticals, Inc.* 13,797 6,369,799
27,559,688
Broadline Retail 5 .8%
Amazon.com, Inc.* 421,860 100,267,685
Building Products 0 .5%
Builders FirstSource, Inc.* 8,629 1,443,459
Johnson Controls International
plc 54,574 4,256,772
Trane Technologies plc 5,747 2,084,724
7,784,955
Capital Markets 2 .6%
Ares Management Corp.,
Class A 108,686 21,543,739
KKR & Co., Inc. 98,655 16,482,291
Nasdaq, Inc. 84,778 6,980,620
45,006,650
Chemicals 1 .5%
Celanese Corp., Class A(a) 52,435 3,724,983
FMC Corp. 79,490 4,433,952
Linde plc 28,494 12,711,743
PPG Industries, Inc. 42,261 4,876,074
25,746,752
Commercial Services & Supplies 1 .0%
Clean Harbors, Inc.* 36,703 8,551,799
Waste Connections, Inc. 43,013 7,904,499
16,456,298
Consumer Finance 1 .6%
American Express Co. 88,171 27,989,884
Consumer Staples Distribution & Retail 1 .7%
Casey's General Stores, Inc. 8,143 3,434,473
Common Stocks
Shares Value ($)
Consumer Staples Distribution & Retail
Costco Wholesale Corp. 5,146 5,042,463
Performance Food Group Co.* 28,030 2,531,389
US Foods Holding Corp.* 177,358 12,580,003
Walmart, Inc. 57,525 5,646,654
29,234,982
Containers & Packaging 0 .2%
Crown Holdings, Inc. 35,013 3,076,242
Distributors 0 .5%
Pool Corp. 22,788 7,844,769
Electric Utilities 1 .5%
American Electric Power Co.,
Inc. 104,292 10,258,161
NextEra Energy, Inc. 33,359 2,387,170
PG&E Corp. 860,741 13,470,597
26,115,928
Electrical Equipment 0 .6%
Emerson Electric Co. 36,516 4,745,254
Vertiv Holdings Co., Class A 55,502 6,494,844
11,240,098
Electronic Equipment, Instruments & Components 0 .4%
Flex Ltd.* 161,369 6,721,019
Entertainment 1 .4%
Netflix, Inc.* 21,135 20,643,823
Spotify Technology SA* 6,772 3,714,780
24,358,603
Financial Services 4 .7%
Berkshire Hathaway, Inc.,
Class B* 85,936 40,275,625
Block, Inc., Class A* 66,997 6,084,667
Mastercard, Inc., Class A 62,399 34,658,277
81,018,569
Gas Utilities 0 .5%
Atmos Energy Corp.(a) 59,273 8,446,995
Ground Transportation 1 .0%
JB Hunt Transport Services,
Inc. 6,050 1,035,881
Uber Technologies, Inc.* 254,580 17,018,673
18,054,554
Health Care Equipment & Supplies 2 .6%
Abbott Laboratories 20,940 2,678,854
Align Technology, Inc.* 3,479 762,284
Boston Scientific Corp.* 177,995 18,219,568
Edwards Lifesciences Corp.* 147,759 10,705,140
Intuitive Surgical, Inc.* 21,539 12,317,723
44,683,569
Health Care Providers & Services 2 .9%
Cencora, Inc. 36,376 9,247,143
Centene Corp.* 38,734 2,480,138
Elevance Health, Inc. 8,763 3,467,519
HCA Healthcare, Inc. 12,699 4,189,527
Humana, Inc. 12,798 3,752,758
Labcorp Holdings, Inc. 11,002 2,748,300
Molina Healthcare, Inc.* 8,028 2,491,971
UnitedHealth Group, Inc. 41,672 22,606,643
50,983,999

30 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Fund
Common Stocks
Shares Value ($)
Health Care REITs 0 .7%
Welltower, Inc. 90,483 12,349,120
Hotels, Restaurants & Leisure 2 .9%
Chipotle Mexican Grill, Inc.,
Class A* 207,290 12,095,372
Flutter Entertainment plc* 22,392 5,977,992
Marriott International, Inc.,
Class A 43,221 12,559,590
Royal Caribbean Cruises Ltd. 30,432 8,113,171
Starbucks Corp. 113,188 12,188,084
50,934,209
Household Durables 0 .2%
Lennar Corp., Class A 27,718 3,637,710
Millrose Properties, Inc., Class
A*∞ 13,859 128,889
3,766,599
Household Products 0 .3%
Church & Dwight Co., Inc. 7,783 821,262
Procter & Gamble Co. (The) 28,018 4,650,708
5,471,970
Independent Power and Renewable Electricity Producers
0 .4%
Vistra Corp. 36,706 6,167,709
Insurance 1 .9%
American International Group,
Inc. 180,516 13,296,808
Arch Capital Group Ltd. 52,869 4,920,518
Everest Group Ltd. 28,192 9,797,002
Marsh & McLennan Cos., Inc. 26,299 5,703,727
33,718,055
Interactive Media & Services 5 .8%
Alphabet, Inc., Class A 432,076 88,152,146
Meta Platforms, Inc., Class A 17,711 12,206,067
100,358,213
IT Services 0 .6%
MongoDB, Inc., Class A* 36,169 9,885,711
Life Sciences Tools & Services 1 .2%
Agilent Technologies, Inc. 60,691 9,195,900
Danaher Corp. 53,331 11,878,947
21,074,847
Machinery 1 .5%
Deere & Co. 10,032 4,780,850
Fortive Corp. 58,857 4,786,840
IDEX Corp. 30,242 6,783,583
Ingersoll Rand, Inc. 31,554 2,959,765
PACCAR, Inc. 62,645 6,946,078
26,257,116
Media 0 .6%
Omnicom Group, Inc. 126,123 10,946,215
Metals & Mining 0 .1%
Nucor Corp. 16,368 2,102,142
Multi-Utilities 0 .4%
Sempra 74,073 6,142,874
Oil, Gas & Consumable Fuels 4 .0%
EQT Corp. 78,520 4,013,942
Exxon Mobil Corp. 275,251 29,405,064
Marathon Petroleum Corp.(a) 63,157 9,202,607
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Shell plc, ADR 249,997 16,462,303
Targa Resources Corp. 53,720 10,572,096
69,656,012
Passenger Airlines 0 .4%
Delta Air Lines, Inc. 104,182 7,008,323
Personal Care Products 1 .3%
Haleon plc, ADR(a) 1,160,363 10,988,637
Unilever plc, ADR-UK 201,357 11,553,865
22,542,502
Pharmaceuticals 3 .4%
AstraZeneca plc, ADR-UK 78,766 5,573,482
Eli Lilly & Co. 33,565 27,223,900
GSK plc, ADR(a) 177,527 6,261,377
Merck & Co., Inc. 159,479 15,759,715
Novo Nordisk A/S, ADR-DK 50,774 4,287,865
59,106,339
Residential REITs 0 .4%
Camden Property Trust 60,227 6,848,412
Semiconductors & Semiconductor Equipment 12 .3%
Broadcom, Inc. 219,286 48,521,413
Enphase Energy, Inc.* 44,766 2,788,027
First Solar, Inc.* 18,724 3,136,644
KLA Corp. 19,143 14,132,128
Lam Research Corp. 146,690 11,889,225
NVIDIA Corp. 895,857 107,565,550
NXP Semiconductors NV 63,035 13,145,949
Texas Instruments, Inc. 60,738 11,212,842
212,391,778
Software 10 .9%
Atlassian Corp., Class A* 21,653 6,642,707
HubSpot, Inc.*(a) 9,556 7,449,189
Intuit, Inc. 23,573 14,179,395
Microsoft Corp. 245,998 102,103,930
Oracle Corp. 23,817 4,050,319
SAP SE, ADR-DE(a) 40,763 11,253,034
ServiceNow, Inc.* 24,726 25,180,464
Synopsys, Inc.* 34,452 18,103,837
188,962,875
Specialized REITs 0 .5%
Equinix, Inc. 9,919 9,062,594
Specialty Retail 1 .0%
O'Reilly Automotive, Inc.* 6,690 8,659,670
TJX Cos., Inc. (The) 70,484 8,795,698
17,455,368
Technology Hardware, Storage & Peripherals 5 .5%
Apple, Inc. 403,049 95,119,564
Textiles, Apparel & Luxury Goods 0 .1%
Deckers Outdoor Corp.* 10,979 1,947,236
Tobacco 0 .6%
Philip Morris International, Inc. 82,668 10,763,374
Trading Companies & Distributors 0 .2%
AerCap Holdings NV 35,148 3,360,149
Wireless Telecommunication Services 1 .4%
T-Mobile US, Inc. 105,978 24,689,695
Total Common Stocks
(cost $1,106,366,771) 1,715,920,544

Nationwide Fund - January 31, 2025 (Unaudited) - Statement of Investments - 31
Exchange Traded Fund 0 .5%
Shares Value ($)
Equity Fund 0.5%
SPDR S&P 500 ETF Trust 15,661 9,425,103
Total Exchange Traded Fund
(cost $9,088,109) 9,425,103
Repurchase Agreements 1 .0%
Principal
Amount ($)
CF Secured, LLC,
4.33%, dated 1/31/2025,
due 2/3/2025, repurchase
price $13,634,787,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.50%, maturing
2/28/2025 - 11/15/2054;
total market value
$13,907,483.(b) 13,629,869 13,629,869
Societe Generale,
4.32%, dated 1/31/2025,
due 2/3/2025, repurchase
price $4,001,440,
collateralized by U.S.
Government Treasury
Securities, ranging from
4.13% - 4.75%, maturing
8/15/2053 - 5/15/2054;
total market value
$4,080,001.(b) 4,000,000 4,000,000
Total Repurchase Agreements
(cost $17,629,869) 17,629,869
Total Investments
(cost $1,133,084,749) — 100.6% 1,742,975,516
Liabilities in excess of other assets — (0.6)% (10,750,171)
NET ASSETS — 100.0%
$ 1,732,225,345
* Denotes a non-income producing security.
∞ Fair valued security.
(a) The security or a portion of this security is on loan as of
January 31, 2025. The total value of securities on loan as of
January 31, 2025 was $31,686,345, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $17,629,869 and by $15,720,842 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 5.00%, and maturity
dates ranging from 2/20/2025 – 8/15/2054, a total value of
$33,350,711.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2025 was $17,629,869.
ADR American Depositary Receipt
DE Germany
DK Denmark
ETF Exchange Traded Fund
NL Netherlands
REIT Real Estate Investment Trust
UK United Kingdom

32 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.

Nationwide Fund - January 31, 2025 (Unaudited) - Statement of Investments - 33
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ 20,102,400 $ – $ – $ 20,102,400
Air Freight & Logistics 11,756,136 – – 11,756,136
Automobiles 15,220,647 – – 15,220,647
Banks 73,206,875 – – 73,206,875
Beverages 14,954,246 – – 14,954,246
Biotechnology 27,559,688 – – 27,559,688
Broadline Retail 100,267,685 – – 100,267,685
Building Products 7,784,955 – – 7,784,955
Capital Markets 45,006,650 – – 45,006,650
Chemicals 25,746,752 – – 25,746,752
Commercial Services & Supplies 16,456,298 – – 16,456,298
Consumer Finance 27,989,884 – – 27,989,884
Consumer Staples Distribution & Retail 29,234,982 – – 29,234,982
Containers & Packaging 3,076,242 – – 3,076,242
Distributors 7,844,769 – – 7,844,769
Electric Utilities 26,115,928 – – 26,115,928
Electrical Equipment 11,240,098 – – 11,240,098
Electronic Equipment, Instruments &
Components 6,721,019 – – 6,721,019
Entertainment 24,358,603 – – 24,358,603
Financial Services 81,018,569 – – 81,018,569
Gas Utilities 8,446,995 – – 8,446,995
Ground Transportation 18,054,554 – – 18,054,554
Health Care Equipment & Supplies 44,683,569 – – 44,683,569
Health Care Providers & Services 50,983,999 – – 50,983,999
Health Care REITs 12,349,120 – – 12,349,120
Hotels, Restaurants & Leisure 50,934,209 – – 50,934,209
Household Durables 3,637,710 128,889 – 3,766,599
Household Products 5,471,970 – – 5,471,970
Independent Power and Renewable
Electricity Producers 6,167,709 – – 6,167,709
Insurance 33,718,055 – – 33,718,055
Interactive Media & Services 100,358,213 – – 100,358,213
IT Services 9,885,711 – – 9,885,711
Life Sciences Tools & Services 21,074,847 – – 21,074,847
Machinery 26,257,116 – – 26,257,116
Media 10,946,215 – – 10,946,215
Metals & Mining 2,102,142 – – 2,102,142
Multi-Utilities 6,142,874 – – 6,142,874
Oil, Gas & Consumable Fuels 69,656,012 – – 69,656,012
Passenger Airlines 7,008,323 – – 7,008,323
Personal Care Products 22,542,502 – – 22,542,502
Pharmaceuticals 59,106,339 – – 59,106,339
Residential REITs 6,848,412 – – 6,848,412
Semiconductors & Semiconductor
Equipment 212,391,779 – – 212,391,779
Software 188,962,875 – – 188,962,875
Specialized REITs 9,062,594 – – 9,062,594
Specialty Retail 17,455,368 – – 17,455,368
Technology Hardware, Storage &
Peripherals 95,119,564 – – 95,119,564
Textiles, Apparel & Luxury Goods 1,947,235 – – 1,947,235
Tobacco 10,763,374 – – 10,763,374
Trading Companies & Distributors 3,360,149 – – 3,360,149
Wireless Telecommunication Services 24,689,695 – – 24,689,695
Total Common Stocks $ 1,715,791,655 $ 128,889 $ – $ 1,715,920,544
Exchange Traded Fund 9,425,103 – – 9,425,103
Repurchase Agreements – 17,629,869 – 17,629,869
Total $ 1,725,216,758 $ 17,758,758 $ – $ 1,742,975,516
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

34 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Geneva Mid Cap Growth Fund
Common Stocks 98 .7%
Shares Value ($)
Aerospace & Defense 7 .9%
Axon Enterprise, Inc.* 18,000 11,739,240
HEICO Corp., Class A 39,064 7,435,051
19,174,291
Building Products 2 .4%
Advanced Drainage Systems,
Inc. 39,055 4,722,140
Fortune Brands Innovations,
Inc. 16,103 1,154,102
5,876,242
Capital Markets 3 .7%
Intercontinental Exchange, Inc. 35,197 5,625,537
Raymond James Financial,
Inc. 19,725 3,323,268
8,948,805
Commercial Services & Supplies 6 .9%
Copart, Inc.* 162,676 9,423,821
Rollins, Inc. 149,529 7,401,685
16,825,506
Construction Materials 1 .5%
Vulcan Materials Co. 12,988 3,560,660
Distributors 2 .2%
Pool Corp.(a) 15,166 5,220,896
Electrical Equipment 0 .3%
Generac Holdings, Inc.* 5,189 774,873
Electronic Equipment, Instruments & Components 8 .7%
Amphenol Corp., Class A 146,730 10,385,549
Cognex Corp. 16,705 666,530
Keysight Technologies, Inc.* 45,310 8,081,039
Trimble, Inc.* 25,788 1,933,068
21,066,186
Financial Services 5 .0%
Fiserv, Inc.* 43,831 9,469,249
Global Payments, Inc. 22,742 2,566,435
12,035,684
Food Products 1 .2%
Freshpet, Inc.*(a) 18,577 2,971,391
Ground Transportation 1 .6%
Old Dominion Freight Line, Inc. 21,487 3,988,202
Health Care Equipment & Supplies 7 .0%
Align Technology, Inc.* 7,615 1,668,523
Cooper Cos., Inc. (The)* 25,872 2,497,942
Dexcom, Inc.* 30,004 2,605,247
IDEXX Laboratories, Inc.* 10,736 4,531,129
STERIS plc 26,204 5,781,912
17,084,753
Health Care Providers & Services 1 .4%
HealthEquity, Inc.* 31,587 3,487,837
Household Products 2 .0%
Church & Dwight Co., Inc. 45,504 4,801,582
Insurance 2 .3%
Ryan Specialty Holdings, Inc.,
Class A 83,414 5,553,704
IT Services 5 .7%
EPAM Systems, Inc.* 15,536 3,945,523
Common Stocks
Shares Value ($)
IT Services
Gartner, Inc.* 17,963 9,750,855
13,696,378
Life Sciences Tools & Services 1 .6%
Charles River Laboratories
International, Inc.* 3,181 524,102
Repligen Corp.* 20,095 3,339,990
3,864,092
Machinery 2 .4%
IDEX Corp. 25,609 5,744,355
Professional Services 6 .3%
Broadridge Financial
Solutions, Inc. 23,762 5,660,584
SS&C Technologies Holdings,
Inc. 20,581 1,666,032
Verisk Analytics, Inc., Class A 27,898 8,019,001
15,345,617
Real Estate Management & Development 2 .0%
CoStar Group, Inc.* 64,469 4,938,325
Semiconductors & Semiconductor Equipment 1 .6%
Monolithic Power Systems,
Inc. 5,936 3,783,428
Software 14 .4%
ANSYS, Inc.* 3,309 1,159,804
Bentley Systems, Inc., Class B 32,322 1,504,589
BlackLine, Inc.* 14,486 924,931
Cadence Design Systems,
Inc.* 20,856 6,207,163
HubSpot, Inc.* 7,619 5,939,239
Intuit, Inc. 7,618 4,582,303
Roper Technologies, Inc. 10,644 6,127,219
Tyler Technologies, Inc.* 14,059 8,458,457
34,903,705
Specialty Retail 7 .8%
Burlington Stores, Inc.* 20,330 5,772,297
O'Reilly Automotive, Inc.* 8,395 10,866,656
Ulta Beauty, Inc.* 5,210 2,147,301
18,786,254
Textiles, Apparel & Luxury Goods 0 .7%
Lululemon Athletica, Inc.*(a) 4,161 1,723,486
Trading Companies & Distributors 2 .1%
Watsco, Inc. 10,434 4,993,608
Total Common Stocks
(cost $95,024,166) 239,149,860
Rights 0 .0%
†
Number of
Rights
Health Care Equipment & Supplies 0 .0%
†
ABIOMED, Inc., CVR*^∞ 15,020 0
Total Rights
(cost $15,320) 0
Total Investments
(cost $95,039,486) — 98.7% 239,149,860
Other assets in excess of liabilities — 1.3% 3,038,269
NET ASSETS — 100.0%
$ 242,188,129

Nationwide Geneva Mid Cap Growth Fund - January 31, 2025 (Unaudited) - Statement of Investments - 35
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
January 31, 2025. The total value of securities on loan as of
January 31, 2025 was $2,115,507, which was collateralized
by $2,193,047 in the form of U.S Government Treasury
Securities, interest rates ranging from 0.00% – 6.13%, and
maturity dates ranging from 2/4/2025 – 5/15/2054.
CVR Contingent Value Rights

36 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Geneva Mid Cap Growth Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide Geneva Mid Cap Growth Fund - January 31, 2025 (Unaudited) - Statement of Investments - 37
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 239,149,860 $ – $ – $ 239,149,860
Rights – – – –
Total $ 239,149,860 $ – $ – $ 239,149,860
As of January 31, 2025, the fund held one rights investment that was categorized as a Level 3 investment which was valued at
$0.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

38 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide GQG US Quality Equity Fund
Common Stocks 97 .2%
Shares Value ($)
Aerospace & Defense 4 .7%
Axon Enterprise, Inc.* 3,926 2,560,459
GE Aerospace 26,749 5,445,294
8,005,753
Banks 2 .5%
JPMorgan Chase & Co. 15,884 4,245,793
Beverages 0 .0%
†
Coca-Cola Co. (The) 1,232 78,207
Broadline Retail 3 .8%
Amazon.com, Inc.* 26,814 6,373,151
Capital Markets 5 .9%
Goldman Sachs Group, Inc.
(The) 5,308 3,399,243
Interactive Brokers Group,
Inc., Class A 1,552 337,467
KKR & Co., Inc. 18,851 3,149,436
Robinhood Markets, Inc.,
Class A* 58,444 3,036,166
9,922,312
Consumer Staples Distribution & Retail 3 .0%
Walmart, Inc. 51,787 5,083,412
Diversified Telecommunication Services 5 .1%
AT&T, Inc. 365,895 8,682,688
Electric Utilities 4 .4%
American Electric Power Co.,
Inc. 38,119 3,749,385
NextEra Energy, Inc. 50,844 3,638,396
7,387,781
Entertainment 4 .5%
Netflix, Inc.* 6,713 6,556,990
ROBLOX Corp., Class A* 15,098 1,073,015
7,630,005
Financial Services 3 .5%
Visa, Inc., Class A(a) 17,113 5,849,223
Health Care Equipment & Supplies 2 .0%
Intuitive Surgical, Inc.* 5,960 3,408,405
Health Care Providers & Services 5 .2%
Cigna Group (The) 18,387 5,409,639
UnitedHealth Group, Inc. 6,411 3,477,904
8,887,543
Hotels, Restaurants & Leisure 1 .5%
Carnival Corp.* 92,089 2,548,103
Common Stocks
Shares Value ($)
Insurance 4 .8%
Allstate Corp. (The) 16,386 3,151,520
Progressive Corp. (The) 20,303 5,003,471
8,154,991
Interactive Media & Services 14 .0%
Alphabet, Inc., Class C 32,094 6,598,526
Meta Platforms, Inc., Class A 21,714 14,964,855
Reddit, Inc., Class A* 10,516 2,098,468
23,661,849
IT Services 1 .8%
Snowflake, Inc., Class A* 17,143 3,111,626
Oil, Gas & Consumable Fuels 3 .5%
Exxon Mobil Corp. 23,973 2,561,036
Targa Resources Corp. 17,020 3,349,536
5,910,572
Pharmaceuticals 7 .7%
Eli Lilly & Co. 11,823 9,589,399
Novo Nordisk A/S, ADR-DK 40,435 3,414,736
13,004,135
Semiconductors & Semiconductor Equipment 4 .7%
Broadcom, Inc. 16,444 3,638,564
NVIDIA Corp. 35,705 4,287,099
7,925,663
Software 8 .6%
AppLovin Corp., Class A* 23,255 8,594,815
Microsoft Corp. 14,295 5,933,283
14,528,098
Tobacco 6 .0%
Philip Morris International, Inc. 77,891 10,141,408
Total Investments
(cost $120,444,130) — 97.2% 164,540,718
Other assets in excess of liabilities — 2.8% 4,812,877
NET ASSETS — 100.0%
$ 169,353,595
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
January 31, 2025. The total value of securities on loan as of
January 31, 2025 was $1,242,443, which was collateralized
by $1,272,118 in the form of U.S Government Treasury
Securities, interest rates ranging from 0.00% – 6.13%, and
maturity dates ranging from 2/4/2025 – 5/15/2054.
ADR American Depositary Receipt
DK Denmark

Nationwide GQG US Quality Equity Fund - January 31, 2025 (Unaudited) - Statement of Investments - 39
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

40 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide GQG US Quality Equity Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 164,540,718 $ – $ – $ 164,540,718
Total $ 164,540,718 $ – $ – $ 164,540,718
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Loomis All Cap Growth Fund - January 31, 2025 (Unaudited) - Statement of Investments - 41
Common Stocks 99 .7%
Shares Value ($)
Aerospace & Defense 3 .6%
Boeing Co. (The)* 41,071 7,249,853
Air Freight & Logistics 0 .8%
Expeditors International of
Washington, Inc. 14,603 1,658,609
Automobile Components 0 .7%
Mobileye Global, Inc., Class
A*(a) 89,796 1,483,879
Automobiles 8 .0%
Tesla, Inc.* 39,501 15,982,105
Beverages 3 .0%
Boston Beer Co., Inc. (The),
Class A* 4,095 1,026,493
Monster Beverage Corp.* 100,842 4,912,014
5,938,507
Biotechnology 4 .5%
Alnylam Pharmaceuticals, Inc.* 16,672 4,523,280
CRISPR Therapeutics AG*(a) 18,832 783,223
Regeneron Pharmaceuticals,
Inc.* 5,632 3,790,224
9,096,727
Broadline Retail 7 .4%
Alibaba Group Holding Ltd.,
ADR-CN 15,141 1,496,536
Amazon.com, Inc.* 55,601 13,215,246
14,711,782
Capital Markets 3 .5%
FactSet Research Systems,
Inc. 4,609 2,186,556
MSCI, Inc., Class A 3,822 2,280,855
SEI Investments Co. 28,770 2,490,906
6,958,317
Entertainment 8 .6%
Netflix, Inc.* 12,981 12,679,322
Walt Disney Co. (The) 39,584 4,475,367
17,154,689
Financial Services 5 .8%
Block, Inc., Class A* 22,192 2,015,478
PayPal Holdings, Inc.* 20,702 1,833,783
Visa, Inc., Class A(a) 22,600 7,724,680
11,573,941
Health Care Equipment & Supplies 1 .2%
Intuitive Surgical, Inc.* 4,349 2,487,106
Health Care Technology 3 .8%
Doximity, Inc., Class A* 70,466 4,164,541
Veeva Systems, Inc., Class A* 14,375 3,353,112
7,517,653
Hotels, Restaurants & Leisure 3 .0%
Starbucks Corp. 29,554 3,182,375
Yum China Holdings, Inc. 31,177 1,441,936
Yum! Brands, Inc. 9,807 1,279,813
5,904,124
Interactive Media & Services 13 .6%
Alphabet, Inc., Class A 50,760 10,356,055
Alphabet, Inc., Class C 1,238 254,533
Meta Platforms, Inc., Class A 24,014 16,549,968
27,160,556
Common Stocks
Shares Value ($)
IT Services 2 .1%
Shopify, Inc., Class A* 36,607 4,275,698
Life Sciences Tools & Services 0 .8%
Illumina, Inc.* 12,500 1,659,250
Machinery 0 .6%
Deere & Co. 2,399 1,143,267
Pharmaceuticals 2 .9%
Novartis AG, ADR 11,700 1,225,224
Novo Nordisk A/S, ADR-DK 38,173 3,223,710
Roche Holding AG, ADR(a) 35,363 1,387,998
5,836,932
Semiconductors & Semiconductor Equipment 11 .9%
ARM Holdings plc, ADR*(a) 29,955 4,779,320
NVIDIA Corp. 132,407 15,898,109
QUALCOMM, Inc. 17,623 3,047,545
23,724,974
Software 13 .4%
Autodesk, Inc.* 18,089 5,631,829
Microsoft Corp. 12,049 5,001,058
Oracle Corp. 51,533 8,763,702
Salesforce, Inc. 12,403 4,238,105
Workday, Inc., Class A*(a) 11,666 3,057,192
26,691,886
Textiles, Apparel & Luxury Goods 0 .5%
Under Armour, Inc., Class A* 116,732 974,712
Total Common Stocks
(cost $77,381,086) 199,184,567
Repurchase Agreements 1 .0%
Principal
Amount ($)
CF Secured, LLC,
4.33%, dated 1/31/2025,
due 2/3/2025, repurchase
price $960,241,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.50%, maturing
2/28/2025 - 11/15/2054;
total market value
$979,445.(b) 959,894 959,894

42 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Loomis All Cap Growth Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
Societe Generale,
4.32%, dated 1/31/2025,
due 2/3/2025, repurchase
price $1,000,360,
collateralized by U.S.
Government Treasury
Securities, ranging from
4.13% - 4.75%, maturing
8/15/2053 - 5/15/2054;
total market value
$1,020,000.(b) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $1,959,894) 1,959,894
Total Investments
(cost $79,340,980) — 100.7% 201,144,461
Liabilities in excess of other assets — (0.7)% (1,454,162)
NET ASSETS — 100.0%
$ 199,690,299
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
January 31, 2025. The total value of securities on loan as of
January 31, 2025 was $15,566,765, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $1,959,894 and by $13,787,499 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 6.13%, and maturity
dates ranging from 2/4/2025 – 5/15/2054, a total value of
$15,747,393.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2025 was $1,959,894.
ADR American Depositary Receipt
CN China
DK Denmark

Nationwide Loomis All Cap Growth Fund - January 31, 2025 (Unaudited) - Statement of Investments - 43
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

44 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Loomis All Cap Growth Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 199,184,567 $ – $ – $ 199,184,567
Repurchase Agreements – 1,959,894 – 1,959,894
Total $ 199,184,567 $ 1,959,894 $ – $ 201,144,461
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Small Company Growth Fund - January 31, 2025 (Unaudited) - Statement of Investments - 45
Common Stocks 96 .8%
Shares Value ($)
Biotechnology 4 .7%
Vericel Corp.* 89,364 5,231,369
Diversified Consumer Services 0 .6%
Duolingo, Inc., Class A* 1,695 616,963
Electrical Equipment 1 .3%
Vicor Corp.* 29,318 1,499,322
Electronic Equipment, Instruments & Components 3 .6%
Badger Meter, Inc. 2,654 567,717
Cognex Corp. 86,717 3,460,008
4,027,725
Health Care Equipment & Supplies 12 .1%
Glaukos Corp.* 34,645 5,419,864
Inari Medical, Inc.* 9,868 786,184
Inogen, Inc.* 63,776 745,541
Inspire Medical Systems, Inc.* 10,385 2,009,497
OrthoPediatrics Corp.* 68,754 1,650,096
RxSight, Inc.* 23,955 811,356
Tandem Diabetes Care,
Inc.*(a) 35,488 1,315,185
UFP Technologies, Inc.*(a) 2,862 786,077
13,523,800
Health Care Technology 4 .9%
Veeva Systems, Inc., Class A* 23,272 5,428,427
Life Sciences Tools & Services 11 .4%
10X Genomics, Inc., Class A* 56,030 840,450
Bio-Techne Corp. 58,447 4,298,777
CryoPort, Inc.* 154,671 1,166,219
Cytek Biosciences, Inc.*(a) 277,786 1,430,598
Repligen Corp.* 30,184 5,016,883
12,752,927
Machinery 3 .4%
Energy Recovery, Inc.* 76,163 1,092,177
Helios Technologies, Inc. 61,414 2,739,679
3,831,856
Professional Services 3 .6%
Paycom Software, Inc. 19,159 3,976,642
Software 48 .1%
Agilysys, Inc.* 19,294 1,740,705
Alarm.com Holdings, Inc.* 77,890 4,725,586
ANSYS, Inc.* 10,975 3,846,738
Appfolio, Inc., Class A* 21,088 4,932,694
Clearwater Analytics Holdings,
Inc., Class A* 70,075 1,973,312
Datadog, Inc., Class A* 35,672 5,090,751
DoubleVerify Holdings, Inc.* 57,341 1,181,798
Enfusion, Inc., Class A* 240,671 2,685,888
Guidewire Software, Inc.* 25,387 5,363,511
Manhattan Associates, Inc.* 18,008 3,756,289
nCino, Inc.* 75,122 2,554,899
Olo, Inc., Class A* 326,117 2,406,743
PROS Holdings, Inc.* 19,205 453,622
Q2 Holdings, Inc.* 41,442 3,944,035
SPS Commerce, Inc.* 4,051 748,139
Tyler Technologies, Inc.* 7,751 4,663,312
Vertex, Inc., Class A*(a) 21,862 1,262,531
Workiva, Inc., Class A*(a) 24,753 2,431,240
53,761,793
Common Stocks
Shares Value ($)
Trading Companies & Distributors 3 .1%
Xometry, Inc., Class A*(a) 105,199 3,493,659
Total Common Stocks
(cost $72,532,047) 108,144,483
Rights 0 .0%
†
Number of
Rights
Health Care Equipment & Supplies 0 .0%
†
ABIOMED, Inc., CVR*^∞ 17,107 0
Total Rights
(cost $17,449) 0
Repurchase Agreement 0 .6%
Principal
Amount ($)
CF Secured, LLC,
4.33%, dated 1/31/2025,
due 2/3/2025, repurchase
price $690,551,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.50%, maturing
2/28/2025 - 11/15/2054;
total market value
$704,361.(b) 690,301 690,301
Total Repurchase Agreement
(cost $690,301) 690,301
Total Investments
(cost $73,239,797) — 97.4% 108,834,784
Other assets in excess of liabilities — 2.6% 2,851,391
NET ASSETS — 100.0%
$ 111,686,175
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
January 31, 2025. The total value of securities on loan as of
January 31, 2025 was $7,617,011, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $690,301 and by $7,281,899 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 5.00%, and maturity dates ranging
from 2/20/2025 – 8/15/2051, a total value of $7,972,200.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2025 was $690,301.

46 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Small Company Growth Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide Small Company Growth Fund - January 31, 2025 (Unaudited) - Statement of Investments - 47
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 108,144,483 $ – $ – $ 108,144,483
Repurchase Agreement – 690,301 – 690,301
Rights – – – –
Total $ 108,144,483 $ 690,301 $ – $ 108,834,784
As of January 31, 2025, the fund held one rights investment that was categorized as a Level 3 investment which was valued at
$0.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

48 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide WCM Focused Small Cap Fund
Common Stocks 96 .5%
Shares Value ($)
Aerospace & Defense 1 .7%
Cadre Holdings, Inc.(a) 99,500 3,835,725
Automobile Components 2 .9%
Dorman Products, Inc.* 49,400 6,485,232
Broadline Retail 2 .1%
Ollie's Bargain Outlet
Holdings, Inc.* 40,500 4,516,155
Building Products 10 .2%
American Woodmark Corp.* 45,800 3,565,988
AZEK Co., Inc. (The), Class
A*(a) 121,200 6,209,076
CSW Industrials, Inc. 17,200 5,672,732
Hayward Holdings, Inc.*(a) 465,100 7,004,406
22,452,202
Capital Markets 2 .5%
Virtus Investment Partners,
Inc. 28,000 5,586,000
Chemicals 8 .6%
Ashland, Inc. 64,600 4,101,454
Element Solutions, Inc. 415,000 10,711,150
Quaker Chemical Corp. 30,200 4,263,636
19,076,240
Commercial Services & Supplies 1 .7%
UniFirst Corp. 17,600 3,772,032
Consumer Staples Distribution & Retail 2 .1%
Grocery Outlet Holding Corp.* 279,500 4,525,105
Electronic Equipment, Instruments & Components 5 .2%
ePlus, Inc.* 111,500 8,908,850
Insight Enterprises, Inc.* 14,200 2,453,050
11,361,900
Food Products 1 .9%
Lancaster Colony Corp.(a) 24,700 4,167,878
Ground Transportation 2 .7%
Landstar System, Inc. 35,500 5,845,430
Health Care Equipment & Supplies 4 .4%
ICU Medical, Inc.* 58,600 9,631,496
Health Care Providers & Services 15 .9%
Addus HomeCare Corp.* 112,200 14,042,952
AMN Healthcare Services,
Inc.* 258,800 7,122,176
DocGo, Inc.*(a) 1,107,700 5,416,653
Ensign Group, Inc. (The) 60,800 8,491,328
35,073,109
Hotels, Restaurants & Leisure 3 .2%
Wyndham Hotels & Resorts,
Inc. 67,800 7,120,356
Insurance 4 .1%
Skyward Specialty Insurance
Group, Inc.* 93,000 4,118,040
White Mountains Insurance
Group Ltd. 2,600 5,024,396
9,142,436
Leisure Products 1 .9%
YETI Holdings, Inc.* 110,500 4,117,230
Machinery 3 .7%
Hillman Solutions Corp.* 820,800 8,208,000
Common Stocks
Shares Value ($)
Personal Care Products 2 .8%
Interparfums, Inc. 43,500 6,134,370
Professional Services 7 .0%
ICF International, Inc. 27,000 3,151,170
Verra Mobility Corp., Class A* 462,700 12,210,653
15,361,823
Real Estate Management & Development 3 .9%
Cushman & Wakefield plc* 627,000 8,646,330
Software 2 .5%
Meridianlink, Inc.*(a) 291,400 5,609,450
Specialty Retail 1 .8%
America's Car-Mart, Inc.* 83,200 4,051,008
Trading Companies & Distributors 3 .7%
Beacon Roofing Supply, Inc.* 68,300 8,082,622
Total Common Stocks
(cost $165,472,141) 212,802,129
Repurchase Agreement 1 .7%
Principal
Amount ($)
CF Secured, LLC,
4.33%, dated 1/31/2025,
due 2/3/2025, repurchase
price $3,762,920,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.50%, maturing
2/28/2025 - 11/15/2054;
total market value
$3,838,178.(b) 3,761,562 3,761,562
Total Repurchase Agreement
(cost $3,761,562) 3,761,562
Total Investments
(cost $169,233,703) — 98.2% 216,563,691
Other assets in excess of liabilities — 1.8% 4,078,694
NET ASSETS — 100.0%
$ 220,642,385
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
January 31, 2025. The total value of securities on loan as of
January 31, 2025 was $9,854,589, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $3,761,562 and by $6,507,388 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 5.00%, and maturity
dates ranging from 2/20/2025 – 8/15/2051, a total value of
$10,268,950.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2025 was $3,761,562.

Nationwide WCM Focused Small Cap Fund - January 31, 2025 (Unaudited) - Statement of Investments - 49
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

50 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide WCM Focused Small Cap Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 212,802,129 $ – $ – $ 212,802,129
Repurchase Agreement – 3,761,562 – 3,761,562
Total $ 212,802,129 $ 3,761,562 $ – $ 216,563,691
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Geneva Small Cap Growth Fund - January 31, 2025 (Unaudited) - Statement of Investments - 1
Common Stocks 96 .1%
Shares Value ($)
Automobile Components 1 .5%
Dorman Products, Inc.* 143,054 18,780,129
Fox Factory Holding Corp.* 181,592 4,961,094
23,741,223
Banks 1 .0%
Axos Financial, Inc.* 232,203 16,237,956
Biotechnology 1 .3%
Vericel Corp.* 367,818 21,532,066
Broadline Retail 2 .2%
Ollie's Bargain Outlet
Holdings, Inc.* 323,426 36,065,233
Building Products 6 .0%
AAON, Inc. 524,774 61,073,198
Trex Co., Inc.* 493,920 35,972,194
97,045,392
Capital Markets 0 .8%
Hamilton Lane, Inc., Class A(a) 85,735 13,647,297
Chemicals 2 .5%
Balchem Corp. 256,350 41,005,746
Commercial Services & Supplies 2 .3%
Casella Waste Systems, Inc.,
Class A* 341,475 36,722,221
Communications Equipment 1 .1%
Digi International, Inc.* 543,799 16,993,719
Construction & Engineering 4 .6%
Construction Partners, Inc.,
Class A*(a) 822,346 66,116,618
WillScot Holdings Corp.* 238,057 8,822,393
74,939,011
Consumer Staples Distribution & Retail 0 .5%
Grocery Outlet Holding
Corp.*(a) 544,531 8,815,957
Diversified Consumer Services 1 .4%
Bright Horizons Family
Solutions, Inc.* 188,177 23,070,500
Electronic Equipment, Instruments & Components 4 .0%
ePlus, Inc.* 290,132 23,181,547
Novanta, Inc.* 273,302 40,902,377
64,083,924
Financial Services 0 .9%
I3 Verticals, Inc., Class A*(a) 593,069 14,761,487
Food Products 1 .4%
J & J Snack Foods Corp.(a) 163,420 22,426,127
Ground Transportation 1 .0%
Marten Transport Ltd. 1,058,573 16,302,024
Health Care Equipment & Supplies 6 .3%
Globus Medical, Inc., Class A* 579,045 53,689,052
LeMaitre Vascular, Inc. 287,083 27,826,955
Neogen Corp.*(a) 686,609 7,868,539
STAAR Surgical Co.* 227,447 5,501,943
UFP Technologies, Inc.*(a) 26,098 7,168,077
102,054,566
Health Care Providers & Services 2 .6%
HealthEquity, Inc.* 309,889 34,217,944
Common Stocks
Shares Value ($)
Health Care Providers & Services
Option Care Health, Inc.* 260,009 8,039,478
42,257,422
Health Care Technology 1 .6%
Certara, Inc.* 1,777,989 25,300,783
Hotels, Restaurants & Leisure 3 .4%
Texas Roadhouse, Inc., Class
A 304,767 55,193,304
Household Products 1 .2%
WD-40 Co. 83,089 19,521,761
Insurance 4 .0%
Kinsale Capital Group, Inc.(a) 127,809 56,483,909
Palomar Holdings, Inc.* 81,424 8,783,207
65,267,116
Life Sciences Tools & Services 3 .0%
Azenta, Inc.*(a) 162,689 8,793,340
BioLife Solutions, Inc.*(a) 280,620 7,662,329
Bio-Techne Corp. 323,914 23,823,875
Mesa Laboratories, Inc.(a) 62,563 8,614,300
48,893,844
Machinery 8 .6%
Donaldson Co., Inc. 230,862 16,435,066
ESCO Technologies, Inc. 278,058 36,909,419
RBC Bearings, Inc.* 183,055 63,840,431
SPX Technologies, Inc.* 148,664 22,079,577
139,264,493
Professional Services 8 .9%
CBIZ, Inc.* 142,444 12,223,120
ExlService Holdings, Inc.* 1,435,904 72,168,535
Exponent, Inc. 525,738 48,194,403
NV5 Global, Inc.*(a) 574,166 10,817,287
143,403,345
Real Estate Management & Development 1 .2%
FirstService Corp. 104,637 19,030,331
Semiconductors & Semiconductor Equipment 4 .2%
Onto Innovation, Inc.* 328,304 67,223,527
Software 15 .5%
Agilysys, Inc.* 223,422 20,157,133
Alarm.com Holdings, Inc.* 410,380 24,897,755
Blackbaud, Inc.* 386,599 29,826,113
BlackLine, Inc.*(a) 271,351 17,325,761
Descartes Systems Group,
Inc. (The)* 459,772 53,255,391
DoubleVerify Holdings, Inc.*(a) 871,250 17,956,462
SPS Commerce, Inc.* 195,373 36,081,486
Tyler Technologies, Inc.* 44,758 26,928,203
Vertex, Inc., Class A*(a) 437,698 25,277,059
251,705,363
Specialty Retail 1 .0%
Valvoline, Inc.* 420,502 15,604,829
Trading Companies & Distributors 2 .1%
SiteOne Landscape Supply,
Inc.* 240,496 34,222,581
Total Common Stocks
(cost $813,965,183) 1,556,333,148

2 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
Repurchase Agreement 0 .0%
†
Principal
Amount ($) Value ($)
CF Secured, LLC,
4.33%, dated 1/31/2025,
due 2/3/2025, repurchase
price $173,963,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.50%, maturing
2/28/2025 - 11/15/2054;
total market value
$177,442.(b) 173,900 173,900
Total Repurchase Agreement
(cost $173,900) 173,900
Total Investments
(cost $814,139,083) — 96.1% 1,556,507,048
Other assets in excess of liabilities — 3.9% 63,028,095
NET ASSETS — 100.0%
$ 1,619,535,143
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
January 31, 2025. The total value of securities on loan as of
January 31, 2025 was $62,225,771, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $173,900 and by $63,422,890 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 6.13%, and maturity
dates ranging from 2/4/2025 – 8/15/2054, a total value of
$63,596,790.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2025 was $173,900.

Nationwide Geneva Small Cap Growth Fund - January 31, 2025 (Unaudited) - Statement of Investments - 3
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

4 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,556,333,148 $ – $ – $ 1,556,333,148
Repurchase Agreement – 173,900 – 173,900
Total $ 1,556,333,148 $ 173,900 $ – $ 1,556,507,048
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Bond Portfolio - January 31, 2025 (Unaudited) - Statement of Investments - 1
Asset-Backed Securities 9.3%
Principal
Amount ($) Value ($)
CAYMAN ISLANDS 4.0%
Other 4.0%
AB BSL CLO 1 Ltd., Series
2020-1A, Class A1R,
5.67%, 1/15/2035(a)(b) 635,000 636,843
Apidos CLO XV, Series
2013-15A, Class A1RR,
5.56%, 4/20/2031(a)(b) 832,559 834,906
Carlyle US CLO Ltd.,
Series 2024-2A, Class
B, 6.35%, 4/25/2037(a)
(b) 2,600,000 2,629,130
Cedar Funding IX CLO
Ltd., Series 2018-9A,
Class AR, 5.71%,
7/20/2037(a)(b) 2,060,000 2,073,250
CIFC Funding Ltd., Series
2018-1A, Class A1R,
5.79%, 1/18/2038(a)(b) 1,900,000 1,909,903
Diameter Capital CLO 4
Ltd., Series 2022-4A,
Class A1R, 6.13%,
1/15/2037(a)(b) 2,000,000 2,014,722
Elmwood CLO 29 Ltd.,
Series 2024-5A,
Class AR2, 5.99%,
4/20/2037(a)(b) 1,750,000 1,758,885
Mountain View CLO XV
Ltd., Series 2019-2A,
Class A1R, 5.97%,
7/15/2037(a)(b) 1,725,000 1,739,264
Oaktree CLO Ltd., Series
2021-1A, Class A1R,
5.65%, 1/15/2038(a)(b) 3,500,000 3,532,550
Palmer Square CLO
Ltd., Series 2019-1A,
Class A1R, 5.93%,
11/14/2034(a)(b) 4,000,000 4,009,000
Palmer Square Loan
Funding Ltd., Series
2022-3A, Class A1BR,
5.70%, 4/15/2031(a)(b) 2,075,000 2,076,027
Park Blue CLO Ltd., Series
2022-2A, Class A1R,
5.71%, 7/20/2037(a)(b) 1,450,000 1,460,875
Regatta 30 Funding Ltd.,
Series 2024-4A, Class
A1, 5.63%, 1/25/2038(a)
(b) 2,100,000 2,118,375
RR 26 Ltd., Series 2023-
26A, Class A1, 6.08%,
4/15/2038(a)(b) 2,200,000 2,204,583
Sagard-Halseypoint CLO
8 Ltd., Series 2024-
8A, Class A1, 5.70%,
1/30/2038(a)(b) 2,700,000 2,721,060
Trinitas CLO XXXI Ltd.,
Series 2024-31A, Class
A1, 5.73%, 1/22/2038(a)
(b) 3,125,000 3,143,688
34,863,061
Asset-Backed Securities
Principal
Amount ($) Value ($)
JERSEY 1.3%
Other 1.3%
Benefit Street Partners
CLO XXX Ltd., Series
2023-30A, Class A,
6.40%, 4/25/2036(a)(b) 3,200,000 3,216,915
Halseypoint CLO 7 Ltd.,
Series 2023-7A, Class
A, 6.54%, 7/20/2036(a)
(b) 2,100,000 2,114,305
Hartwick Park CLO Ltd.,
Series 2023-1A, Class
AR, 5.45%, 1/20/2037(a)
(b) 3,075,000 3,077,974
Neuberger Berman Loan
Advisers CLO 50 Ltd.,
Series 2022-50A, Class
AR, 5.54%, 7/23/2036(a)
(b) 2,450,000 2,461,417
10,870,611
UNITED STATES 4.0%
Automobiles 1.6%
Bank of America Auto
Trust, Series 2023-
2A, Class A2, 5.85%,
8/17/2026(b) 575,006 576,470
Exeter Automobile
Receivables Trust
Series 2025-1A, Class
A2, 4.70%, 9/15/2027 1,125,000 1,125,268
Series 2025-1A, Class
A3, 4.67%, 8/15/2028 525,000 525,418
Ford Credit Auto Lease
Trust, Series 2024-A,
Class A2A, 5.24%,
7/15/2026 1,650,165 1,652,946
Ford Credit Auto Owner
Trust, Series 2024-
1, Class A, 4.87%,
8/15/2036(b)(c) 2,225,000 2,236,656
GMF Floorplan Owner
Revolving Trust, Series
2023-1, Class A1,
5.34%, 6/15/2028(b) 2,200,000 2,221,404
Hyundai Auto Lease
Securitization Trust,
Series 2024-A,
Class A2A, 5.15%,
6/15/2026(b) 2,240,400 2,244,906
Santander Drive Auto
Receivables Trust
Series 2021-1, Class D,
1.13%, 11/16/2026 44,338 44,217
Series 2025-1, Class A2,
4.76%, 8/16/2027 825,000 824,958
Series 2021-3, Class D,
1.33%, 9/15/2027 492,487 486,674
Series 2025-1, Class A3,
4.74%, 1/16/2029 1,900,000 1,901,667
13,840,584

2 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Bond Portfolio
Asset-Backed Securities
Principal
Amount ($) Value ($)
Credit Card 1.9%
American Express Credit
Account Master Trust,
Series 2022-2, Class A,
3.39%, 5/15/2027 2,650,000 2,641,341
Barclays Dryrock Issuance
Trust
Series 2023-2, Class A,
5.31%, 8/15/2028(a) 2,350,000 2,358,822
Series 2023-1, Class A,
4.72%, 2/15/2029 4,400,000 4,412,382
Capital One Multi-Asset
Execution Trust
Series 2022-A2, Class
A, 3.49%, 5/15/2027 2,650,000 2,642,028
Series 2022-A3, Class
A, 4.95%, 10/15/2027 2,200,000 2,206,932
Discover Card Execution
Note Trust, Series 2023-
A1, Class A, 4.31%,
3/15/2028 2,300,000 2,296,545
16,558,050
Home Equity 0.1%
JP Morgan Mortgage
Trust, Series 2023-
HE3, Class A1, 5.97%,
5/25/2054(a)(b) 574,830 578,498
Other 0.4%
PPM CLO 6-R Ltd., Series
2022-6RA, Class A1R,
6.24%, 1/20/2037(a)(b) 3,300,000 3,331,122
Sunnova Hestia I Issuer
LLC, Series 2023-
GRID1, Class 1A,
5.75%, 12/20/2050(b) 251,138 255,008
3,586,130
34,563,262
Total Asset-Backed Securities
(cost  $79,775,409) 80,296,934
Collateralized Mortgage Obligations 2.7%
UNITED STATES 2.7%
BRAVO Residential
Funding Trust, Series
2024-NQM1, Class A1,
5.94%, 12/1/2063(b)(c) 1,446,809 1,451,707
Connecticut Avenue
Securities Trust
Series 2023-R03,
Class 2M2, 8.25%,
4/25/2043(a)(b) 694,218 746,049
Series 2023-R05,
Class 1M2, 7.45%,
6/25/2043(a)(b) 390,000 410,659
Series 2024-R01,
Class 1M2, 6.15%,
1/25/2044(a)(b) 600,000 606,372
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
Connecticut Avenue
Securities Trust
Series 2024-R03,
Class 2M2, 6.30%,
3/25/2044(a)(b) 675,000 685,540
FHLMC STACR REMIC
Trust
Series 2024-HQA1,
Class M2, 6.35%,
3/25/2044(a)(b) 825,000 835,992
Series 2024-DNA2,
Class M1, 5.55%,
5/25/2044(a)(b) 2,307,290 2,314,736
Series 2024-HQA2,
Class A1, 5.60%,
8/25/2044(a)(b) 1,461,458 1,474,107
FHLMC STACR Trust,
Series 2019-HQA2,
Class M2, 6.52%,
4/25/2049(a)(b) 621,032 628,005
GNMA REMICS, Series
2021-135, Class A,
2.00%, 8/20/2051 6,870,739 5,442,686
JP Morgan Mortgage Trust
Series 2024-4,
Class A5A, 6.00%,
10/25/2054(a)(b) 950,000 965,049
Series 2022-DSC1,
Class A3, 4.75%,
1/25/2063(a)(b) 1,087,475 1,028,797
Series 2023-DSC1,
Class A1, 4.62%,
7/25/2063(a)(b) 1,097,539 1,067,292
Series 2024-VIS2,
Class A1, 5.85%,
11/25/2064(b)(c) 1,622,337 1,630,200
OBX, Series 2025-NQM2,
Class A2, 5.75%,
11/25/2064(a)(b) 1,650,000 1,649,910
OBX Trust, Series 2024-
NQM1, Class A2,
6.25%, 11/25/2063(b)(c) 121,255 121,824
Towd Point Mortgage
Trust, Series 2020-1,
Class A2A, 3.10%,
1/25/2060(a)(b) 770,000 686,260
Verus Securitization Trust,
Series 2021-7, Class A1,
1.83%, 10/25/2066(b)(c) 1,442,437 1,276,399
23,021,584
0
Total Collateralized Mortgage Obligations
(cost $23,138,148) 23,021,584
Commercial Mortgage-Backed Securities 7.1%
UNITED STATES 7.1%
BANK
Series 2021-BN31,
Class AS, 2.21%,
2/15/2054(a) 1,924,301 1,583,462

Nationwide Bond Portfolio - January 31, 2025 (Unaudited) - Statement of Investments - 3
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
UNITED STATES
Series 2022-BNK43,
Class A5, 4.40%,
8/15/2055 1,250,000 1,183,805
Series 2024-BNK47,
Class A5, 5.72%,
6/15/2057 1,650,000 1,713,724
Series 2020-BN27,
Class A5, 2.14%,
4/15/2063 796,000 679,377
Series 2022-BNK40,
Class A4, 3.39%,
3/15/2064(a) 2,380,000 2,122,295
Bank of America Merrill
Lynch Commercial
Mortgage Trust , Series
2016-UB10, Class A4,
3.17%, 7/15/2049 735,000 719,033
BANK5
Series 2024-5YR8,
Class A3, 5.88%,
8/15/2057 875,000 901,653
Series 2024-5YR9,
Class AS, 6.18%,
8/15/2057(a) 1,400,000 1,439,905
BBCMS Mortgage Trust
Series 2024-C24, Class
A5, 5.42%, 2/15/2057 1,075,000 1,093,409
Series 2024-C26, Class
B, 5.94%, 5/15/2057(a) 1,750,000 1,781,985
Series 2024-5C29,
Class A3, 5.21%,
9/15/2057 2,350,000 2,364,913
Benchmark Mortgage
Trust , Series 2024-
V8, Class A3, 6.19%,
7/15/2057(a) 1,050,000 1,093,643
BLP Commercial Mortgage
Trust , Series 2024-
IND2, Class A, 5.65%,
3/15/2041(a)(b) 1,589,286 1,593,259
BMO Mortgage Trust
Series 2024-5C4, Class
A3, 6.53%, 5/15/2057(a) 1,900,000 2,002,031
Series 2024-C9, Class
A5, 5.76%, 7/15/2057 2,725,000 2,823,528
Series 2024-5C6, Class
A3, 5.32%, 9/15/2057 800,000 807,591
Series 2024-5C6, Class
AS, 5.75%, 9/15/2057(a) 1,400,000 1,418,454
BX Commercial Mortgage
Trust
Series 2024-AIRC,
Class A, 6.00%,
8/15/2039(a)(b) 1,050,000 1,056,890
Series 2024-XL5, Class
A, 5.70%, 3/15/2041(a)
(b) 1,402,190 1,406,134
BX Trust
Series 2024-BIO, Class
A, 5.95%, 2/15/2041(a)
(b) 2,100,000 2,103,280
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
UNITED STATES
Series 2024-PAT, Class
A, 6.40%, 3/15/2041(a)
(b) 650,000 651,625
Series 2024-PAT, Class
B, 7.35%, 3/15/2041(a)
(b) 225,000 225,422
Citigroup Commercial
Mortgage Trust , Series
2019-GC41, Class A4,
2.62%, 8/10/2056 500,000 451,064
FHLMC Multifamily
Structured Pass-
Through Certificates
REMICS
Series K077, Class A2,
3.85%, 5/25/2028(a) 2,000,000 1,956,323
Series K086, Class A2,
3.86%, 11/25/2028(a) 1,000,000 974,043
Series K126, Class A2,
2.07%, 1/25/2031 1,000,000 866,274
Series KF153, Class AS,
5.21%, 2/25/2033(a) 674,459 676,664
FNMA ACES REMICS,
Series 2022-M1,
Class A2, 1.67%,
10/25/2031(a) 1,000,000 818,624
GS Mortgage Securities
Trust , Series 2017-
GS7, Class A4, 3.43%,
8/10/2050 1,400,000 1,337,806
Houston Galleria Mall
Trust , Series 2025-
HGLR, Class A, 0.00%,
2/5/2045(a)(b) 1,200,000 1,203,941
J.P. Morgan Chase
Commercial Mortgage
Securities Trust
Series 2022-NLP, Class
B, 5.41%, 4/15/2037(a)
(b) 1,464,419 1,427,809
Series 2022-OPO, Class
A, 3.02%, 1/5/2039(b) 1,841,000 1,705,381
JP Morgan Chase
Commercial Mortgage
Securities Trust , Series
2024-OMNI, Class A,
5.80%, 10/5/2039(a)(b) 1,500,000 1,527,192
JPMBB Commercial
Mortgage Securities
Trust
Series 2015-C30, Class
AS, 4.23%, 7/15/2048(a) 500,000 483,136
Series 2015-C31, Class
A3, 3.80%, 8/15/2048 324,030 321,369
JPMDB Commercial
Mortgage Securities
Trust , Series 2017-
C7, Class A5, 3.41%,
10/15/2050 500,000 478,175

4 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Bond Portfolio
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
UNITED STATES
KIND Commercial
Mortgage Trust , Series
2024-1, Class A, 6.20%,
8/15/2041(a)(b) 750,000 751,406
LEX Mortgage Trust ,
Series 2024-BBG, Class
A, 4.87%, 10/13/2033(a)
(b) 1,600,000 1,583,772
Morgan Stanley Bank of
America Merrill Lynch
Trust , Series 2015-
C25, Class A4, 3.37%,
10/15/2048 439,532 436,541
Morgan Stanley Capital
I Trust , Series 2017-
H1, Class AS, 3.77%,
6/15/2050 500,000 477,374
MSWF Commercial
Mortgage Trust , Series
2023-2, Class A2,
6.89%, 12/15/2056 2,050,000 2,148,106
One New York Plaza
Trust , Series 2020-
1NYP, Class A, 5.37%,
1/15/2036(a)(b) 1,300,000 1,257,750
ROCK Trust
Series 2024-CNTR,
Class A, 5.39%,
11/13/2041(b) 2,700,000 2,713,019
Series 2024-CNTR,
Class B, 5.93%,
11/13/2041(b) 850,000 862,564
TYSN Mortgage Trust ,
Series 2023-CRNR,
Class A, 6.58%,
12/10/2033(a)(b) 1,850,000 1,934,169
Wells Fargo Commercial
Mortgage Trust
Series 2024-MGP,
Class A12, 6.00%,
8/15/2041(a)(b) 1,800,000 1,813,961
Series 2024-MGP,
Class B12, 6.60%,
8/15/2041(a)(b) 800,000 804,165
Series 2019-C52, Class
A5, 2.89%, 8/15/2052 530,000 481,266
Series 2016-C33, Class
A4, 3.43%, 3/15/2059 1,225,000 1,205,683
Total Commercial Mortgage-Backed
Securities
(cost $62,279,946)
61,462,995
Corporate Bonds 30.8%
BELGIUM 0.2%
Beverages 0.2%
Anheuser-Busch Cos.
LLC, 4.70%, 2/1/2036 1,589,000 1,502,428
Corporate Bonds
Principal
Amount ($) Value ($)
CANADA 0.9%
Banks 0.3%
Bank of Nova Scotia (The),
2.20%, 2/3/2025 1,000,000 1,000,000
Canadian Imperial Bank
of Commerce, 1.25%,
6/22/2026(d) 850,000 812,209
Royal Bank of Canada,
2.05%, 1/21/2027 500,000 476,489
2,288,698
Capital Markets 0.0%
†
Brookfield Finance, Inc.,
4.85%, 3/29/2029 300,000 298,823
Oil, Gas & Consumable Fuels 0.1%
Enbridge, Inc.
1.60%, 10/4/2026 400,000 379,856
2.50%, 8/1/2033 925,000 743,459
1,123,315
Professional Services 0.0%
†
Thomson Reuters Corp.,
3.35%, 5/15/2026 100,000 98,412
Software 0.1%
Constellation Software,
Inc., 5.46%,
2/16/2034(b) 622,000 623,358
Wireless Telecommunication Services 0.4%
Rogers Communications,
Inc., 3.20%, 3/15/2027 3,265,000 3,159,097
7,591,703
CHINA 0.4%
Semiconductors & Semiconductor Equipment 0.4%
NXP BV
3.15%, 5/1/2027 265,000 255,899
3.40%, 5/1/2030 2,725,000 2,516,405
2.50%, 5/11/2031 400,000 342,845
3,115,149
FRANCE 0.2%
Banks 0.2%
BPCE SA, 4.63%,
9/12/2028(b) 1,250,000 1,221,922
GERMANY 0.0%
†
Capital Markets 0.0%
†
Deutsche Bank AG,
(SOFR + 1.22%),
2.31%, 11/16/2027(e) 150,000 143,026
IRELAND 0.3%
Consumer Finance 0.3%
AerCap Ireland Capital
DAC
3.00%, 10/29/2028 1,075,000 1,001,469
3.30%, 1/30/2032 764,000 670,147
3.40%, 10/29/2033(d) 1,325,000 1,130,875

Nationwide Bond Portfolio - January 31, 2025 (Unaudited) - Statement of Investments - 5
Corporate Bonds
Principal
Amount ($) Value ($)
IRELAND
Consumer Finance
Avolon Holdings
Funding Ltd., 5.15%,
1/15/2030(b) 328,000 323,266
3,125,757
JAPAN 0.3%
Banks 0.3%
Sumitomo Mitsui Financial
Group, Inc., 0.95%,
1/12/2026 2,250,000 2,176,186
Capital Markets 0.0%
†
Nomura Holdings, Inc.,
5.10%, 7/3/2025 320,000 320,363
2,496,549
MEXICO 0.5%
Beverages 0.2%
Coca-Cola Femsa SAB de
CV, 2.75%, 1/22/2030 1,852,000 1,667,234
Construction & Engineering 0.3%
Mexico City Airport
Trust, Reg. S, 3.88%,
4/30/2028 2,510,000 2,359,347
Metals & Mining 0.0%
†
Southern Copper Corp.,
3.88%, 4/23/2025 185,000 184,367
4,210,948
NETHERLANDS 0.0%
†
Banks 0.0%
†
Cooperatieve Rabobank
UA, 4.38%, 8/4/2025 250,000 249,327
SAUDI ARABIA 0.3%
Oil, Gas & Consumable Fuels 0.3%
Saudi Arabian Oil Co.
Reg. S, 3.50%,
4/16/2029 2,370,000 2,226,449
5.75%, 7/17/2054(b) 200,000 187,000
2,413,449
SOUTH KOREA 0.0%
†
Metals & Mining 0.0%
†
POSCO, 5.75%,
1/17/2028(b) 350,000 357,826
SPAIN 0.4%
Banks 0.3%
Banco Santander SA,
6.92%, 8/8/2033 2,400,000 2,548,129
Diversified Telecommunication Services 0.1%
Telefonica Emisiones SA,
4.67%, 3/6/2038 825,000 734,379
3,282,508
Corporate Bonds
Principal
Amount ($) Value ($)
SWITZERLAND 0.2%
Capital Markets 0.2%
UBS Group AG
(SOFR + 5.02%),
9.02%, 11/15/2033(b)
(d)(e) 975,000 1,183,694
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 4.76%), 9.25%,
11/13/2033(b)(e)(f) 370,000 427,355
1,611,049
UNITED ARAB EMIRATES 0.3%
Oil, Gas & Consumable Fuels 0.3%
Galaxy Pipeline Assets
Bidco Ltd., Reg. S,
2.63%, 3/31/2036 2,770,000 2,286,526
UNITED KINGDOM 1.1%
Banks 0.2%
Lloyds Banking Group plc
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 1.75%), 4.72%,
8/11/2026(e) 730,000 729,231
3.57%, 11/7/2028 1,235,000 1,189,370
NatWest Group plc,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 2.27%), 5.52%,
9/30/2028(d)(e) 275,000 278,818
2,197,419
Beverages 0.0%
†
Diageo Capital plc, 2.00%,
4/29/2030 400,000 347,546
Consumer Finance 0.0%
†
Macquarie Airfinance
Holdings Ltd., 6.40%,
3/26/2029(b) 185,000 190,636
Diversified Telecommunication Services 0.2%
British
Telecommunications plc,
9.62%, 12/15/2030(c) 1,470,000 1,783,915
Food Products 0.1%
Unilever Capital Corp.,
2.90%, 5/5/2027 450,000 435,295
Ground Transportation 0.1%
Ashtead Capital, Inc.,
5.80%, 4/15/2034(b) 952,000 955,705
Tobacco 0.5%
BAT Capital Corp.
3.56%, 8/15/2027 300,000 291,005
2.26%, 3/25/2028(d) 970,000 896,260
7.75%, 10/19/2032 110,000 124,813
6.00%, 2/20/2034 2,384,000 2,451,320

6 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Bond Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED KINGDOM
Tobacco
BAT International Finance
plc, 4.45%, 3/16/2028 325,000 320,729
4,084,127
9,994,643
UNITED STATES 25.7%
Aerospace & Defense 1.0%
Boeing Co. (The)
5.04%, 5/1/2027 200,000 199,923
5.15%, 5/1/2030 840,000 834,665
6.53%, 5/1/2034 1,089,000 1,150,475
3.38%, 6/15/2046 1,800,000 1,184,939
3.85%, 11/1/2048 450,000 311,429
6.86%, 5/1/2054 1,145,000 1,228,629
GE Capital International
Funding Co.
Unlimited Co., 4.42%,
11/15/2035(d) 1,025,000 952,515
Howmet Aerospace, Inc.,
4.85%, 10/15/2031 650,000 641,559
Huntington Ingalls
Industries, Inc., 3.48%,
12/1/2027(d) 500,000 481,707
RTX Corp.
3.95%, 8/16/2025 800,000 797,402
6.10%, 3/15/2034 720,000 758,429
8,541,672
Automobiles 0.4%
Hyundai Capital America
5.70%, 6/26/2030(b) 1,300,000 1,319,953
6.20%, 9/21/2030(b) 1,635,000 1,705,085
3,025,038
Banks 3.1%
Bank of America Corp.
(CME Term SOFR 3
Month + 1.84%), 3.82%,
1/20/2028(e) 500,000 491,122
(SOFR + 1.63%),
5.20%, 4/25/2029(e) 2,745,000 2,768,597
(SOFR + 1.06%),
2.09%, 6/14/2029(e) 4,075,000 3,717,712
(SOFR + 1.31%),
5.51%, 1/24/2036(e) 1,000,000 1,005,543
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 1.20%), 2.48%,
9/21/2036(e) 1,209,000 994,897
6.11%, 1/29/2037(d) 3,050,000 3,161,927
Citigroup, Inc.
4.40%, 6/10/2025 200,000 199,725
4.45%, 9/29/2027 400,000 395,554
(SOFR + 1.35%),
3.06%, 1/25/2033(e) 3,650,000 3,154,337
(SOFR + 1.83%),
6.02%, 1/24/2036(e) 825,000 828,257
JPMorgan Chase & Co.
2.95%, 10/1/2026 753,000 734,858
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Banks
(CME Term SOFR 3
Month + 2.52%), 2.96%,
5/13/2031(e) 400,000 359,844
(SOFR + 1.26%),
2.96%, 1/25/2033(e) 425,000 369,555
(SOFR + 1.80%),
4.59%, 4/26/2033(e) 5,075,000 4,884,774
M&T Bank Corp.
(SOFR + 2.80%),
7.41%, 10/30/2029(d)(e) 1,135,000 1,219,486
(SOFR + 1.85%),
5.05%, 1/27/2034(d)(e) 1,280,000 1,230,194
US Bancorp, (SOFR
+ 2.02%), 5.78%,
6/12/2029(e) 1,025,000 1,051,439
Wells Fargo & Co., (SOFR
+ 2.10%), 4.90%,
7/25/2033(e) 366,000 354,765
26,922,586
Beverages 0.5%
Coca-Cola Consolidated,
Inc., 5.45%, 6/1/2034 620,000 626,152
Constellation Brands, Inc.,
4.40%, 11/15/2025 800,000 798,385
Keurig Dr Pepper, Inc.
3.95%, 4/15/2029(d) 573,000 551,949
3.20%, 5/1/2030 470,000 430,605
Pernod Ricard
International Finance
LLC, 1.63%, 4/1/2031(b) 2,685,000 2,177,205
4,584,296
Biotechnology 0.7%
AbbVie, Inc.
4.95%, 3/15/2031 845,000 847,657
4.25%, 11/21/2049 46,000 37,625
Amgen, Inc.
5.25%, 3/2/2030 1,848,000 1,871,832
5.25%, 3/2/2033 1,882,000 1,875,561
Regeneron
Pharmaceuticals, Inc.,
1.75%, 9/15/2030 1,546,000 1,292,369
5,925,044
Building Products 0.3%
Carlisle Cos., Inc., 2.75%,
3/1/2030 371,000 334,203
Carrier Global Corp.,
5.90%, 3/15/2034 1,990,000 2,060,383
2,394,586
Capital Markets 2.1%
Ares Capital Corp.
2.15%, 7/15/2026 175,000 167,981
2.88%, 6/15/2028 500,000 462,628
Barings BDC, Inc., 3.30%,
11/23/2026 25,000 24,065

Nationwide Bond Portfolio - January 31, 2025 (Unaudited) - Statement of Investments - 7
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Capital Markets
Charles Schwab Corp.
(The)
3.63%, 4/1/2025 1,000,000 998,516
2.45%, 3/3/2027 205,000 196,197
CME Group, Inc., 2.65%,
3/15/2032 60,000 51,834
FactSet Research
Systems, Inc., 2.90%,
3/1/2027 925,000 889,603
FS KKR Capital Corp.
3.40%, 1/15/2026 200,000 196,889
2.63%, 1/15/2027 500,000 474,961
3.25%, 7/15/2027(d) 225,000 214,046
Golub Capital BDC, Inc.,
2.50%, 8/24/2026 163,000 156,136
Intercontinental Exchange,
Inc., 3.63%, 9/1/2028 585,000 563,717
LPL Holdings, Inc., 4.00%,
3/15/2029(b) 915,000 867,882
Morgan Stanley
4.00%, 7/23/2025 200,000 199,580
5.00%, 11/24/2025 300,000 300,585
3.63%, 1/20/2027 1,000,000 983,296
(SOFR + 1.59%),
5.16%, 4/20/2029(e) 2,255,000 2,268,017
(CME Term SOFR 3
Month + 1.89%), 4.43%,
1/23/2030(e) 4,300,000 4,206,415
(SOFR + 1.73%),
5.47%, 1/18/2035(e) 420,000 419,075
(SOFR + 1.36%),
2.48%, 9/16/2036(e) 1,975,000 1,623,346
MSCI, Inc., 4.00%,
11/15/2029(b) 1,180,000 1,117,152
Nasdaq, Inc., 3.85%,
6/30/2026 200,000 197,900
S&P Global, Inc., 4.75%,
8/1/2028 780,000 781,815
17,361,636
Chemicals 0.4%
Cabot Corp., 4.00%,
7/1/2029 720,000 689,029
Celanese US Holdings
LLC
6.05%, 3/15/2025(c) 643,000 643,554
1.40%, 8/5/2026 230,000 217,161
6.58%, 7/15/2029(c) 250,000 256,974
DuPont de Nemours, Inc.,
4.49%, 11/15/2025 150,000 149,659
EIDP, Inc., 2.30%,
7/15/2030 395,000 347,306
Huntsman International
LLC, 4.50%, 5/1/2029(d) 1,020,000 975,232
3,278,915
Commercial Services & Supplies 0.5%
Cintas Corp. No. 2
3.45%, 5/1/2025(d) 565,000 563,228
3.70%, 4/1/2027 4,000 3,926
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Commercial Services & Supplies
Republic Services, Inc.,
3.95%, 5/15/2028 180,000 175,788
Veralto Corp., 5.45%,
9/18/2033 2,550,000 2,564,662
Waste Management, Inc.,
4.95%, 7/3/2031 601,000 602,987
3,910,591
Communications Equipment 0.1%
Motorola Solutions, Inc.,
4.60%, 5/23/2029 708,000 697,309
Construction & Engineering 0.2%
Quanta Services, Inc.
2.90%, 10/1/2030 100,000 89,037
2.35%, 1/15/2032 505,000 418,651
5.25%, 8/9/2034 972,000 949,139
1,456,827
Construction Materials 0.0%
†
Martin Marietta
Materials , Inc., 3.50%,
12/15/2027(d) 300,000 289,983
Consumer Finance 0.2%
American Express Co.,
3.95%, 8/1/2025 200,000 199,458
Capital One Financial
Corp., 3.75%, 7/28/2026 550,000 540,578
Ford Motor Credit Co.
LLC, 5.85%, 5/17/2027 558,000 564,161
1,304,197
Consumer Staples Distribution & Retail 0.1%
Kroger Co. (The), 5.00%,
9/15/2034(d) 1,238,000 1,201,245
Diversified REITs 0.1%
GLP Capital LP, 5.75%,
6/1/2028 510,000 516,014
Simon Property Group LP,
1.38%, 1/15/2027 80,000 75,240
VICI Properties LP
4.38%, 5/15/2025 190,000 189,797
4.50%, 1/15/2028(b) 250,000 245,034
1,026,085
Diversified Telecommunication Services 0.9%
AT&T, Inc.
2.75%, 6/1/2031(d) 5,500,000 4,812,706
4.85%, 3/1/2039 1,000,000 926,876
Sprint Capital Corp.,
8.75%, 3/15/2032 855,000 1,021,481
Verizon Communications,
Inc., 2.55%, 3/21/2031 1,525,000 1,322,244
8,083,307
Electric Utilities 0.7%
American Electric Power
Co., Inc., 2.30%,
3/1/2030 100,000 87,302

8 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Bond Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Electric Utilities
Arizona Public Service
Co., 2.20%, 12/15/2031 210,000 173,694
Commonwealth Edison
Co., 2.20%, 3/1/2030 149,000 131,298
Duke Energy Corp.,
4.30%, 3/15/2028 90,000 88,820
Entergy Texas, Inc.,
4.00%, 3/30/2029 100,000 96,977
Georgia Power Co.,
4.70%, 5/15/2032 390,000 379,306
Indiana Michigan Power
Co., 3.85%, 5/15/2028 200,000 194,383
Interstate Power and Light
Co., 4.10%, 9/26/2028 100,000 97,429
NSTAR Electric Co.,
3.20%, 5/15/2027 100,000 96,798
Oncor Electric Delivery Co.
LLC
4.15%, 6/1/2032 125,000 117,144
4.55%, 9/15/2032 160,000 154,141
Pacific Gas and Electric
Co., 3.30%, 8/1/2040 550,000 391,580
PacifiCorp
2.70%, 9/15/2030 100,000 87,912
5.80%, 1/15/2055 1,410,000 1,350,597
PPL Capital Funding, Inc.,
3.10%, 5/15/2026 50,000 48,964
Southern Co. (The), Series
21-B, 1.75%, 3/15/2028 550,000 501,991
Southwestern Electric
Power Co., Series N,
1.65%, 3/15/2026 250,000 241,511
Tucson Electric Power
Co., 1.50%, 8/1/2030 100,000 83,254
Union Electric Co., 2.95%,
3/15/2030 100,000 91,301
Virginia Electric and Power
Co., Series B, 3.75%,
5/15/2027 185,000 181,317
Wisconsin Power and
Light Co.
1.95%, 9/16/2031 35,000 28,753
3.95%, 9/1/2032 155,000 143,736
Xcel Energy, Inc.
3.35%, 12/1/2026 775,000 754,851
1.75%, 3/15/2027(d) 850,000 797,961
6,321,020
Electrical Equipment 0.3%
Regal Rexnord Corp.,
6.30%, 2/15/2030 2,586,000 2,666,884
Electronic Equipment, Instruments & Components 0.1%
Allegion US Holding Co.,
Inc.
3.55%, 10/1/2027 60,000 57,942
5.60%, 5/29/2034 695,000 695,003
CDW LLC, 3.25%,
2/15/2029 125,000 116,118
869,063
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Energy Equipment & Services 0.1%
Schlumberger Finance
Canada Ltd., 1.40%,
9/17/2025 1,075,000 1,054,494
Entertainment 0.6%
Netflix, Inc.
5.88%, 11/15/2028(d) 1,370,000 1,422,111
5.38%, 11/15/2029(b) 2,858,000 2,916,238
Warnermedia Holdings,
Inc., 4.28%,
3/15/2032(d) 1,012,000 893,603
5,231,952
Financial Services 0.1%
Block Financial LLC,
2.50%, 7/15/2028 275,000 251,919
Global Payments, Inc.,
5.30%, 8/15/2029 365,000 366,482
National Rural Utilities
Cooperative Finance
Corp.
1.00%, 6/15/2026 100,000 95,235
1.35%, 3/15/2031(d) 100,000 80,459
794,095
Food Products 0.9%
Bunge Ltd. Finance Corp.
1.63%, 8/17/2025 1,300,000 1,279,456
4.20%, 9/17/2029 792,000 768,519
4.65%, 9/17/2034 791,000 749,434
Campbell's Co. (The),
5.40%, 3/21/2034(d) 1,802,000 1,795,386
General Mills, Inc., 4.20%,
4/17/2028 250,000 245,891
J M Smucker Co. (The)
5.90%, 11/15/2028 1,369,000 1,422,294
6.20%, 11/15/2033 1,056,000 1,111,966
Kraft Heinz Foods Co.,
3.75%, 4/1/2030 525,000 497,067
McCormick & Co., Inc.,
0.90%, 2/15/2026(d) 250,000 240,717
8,110,730
Gas Utilities 0.2%
Atmos Energy Corp.
3.00%, 6/15/2027 50,000 48,270
1.50%, 1/15/2031 100,000 82,515
National Fuel Gas Co.
5.50%, 1/15/2026 740,000 743,653
2.95%, 3/1/2031 200,000 173,088
ONE Gas, Inc., 4.25%,
9/1/2032 195,000 184,247
Piedmont Natural Gas Co.,
Inc., 3.50%, 6/1/2029 100,000 94,613
1,326,386
Ground Transportation 0.2%
Penske Truck Leasing Co.
LP, 5.25%, 7/1/2029(b) 758,000 761,066

Nationwide Bond Portfolio - January 31, 2025 (Unaudited) - Statement of Investments - 9
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Ground Transportation
Uber Technologies, Inc.,
4.80%, 9/15/2034 770,000 737,249
1,498,315
Health Care Equipment & Supplies 0.8%
Alcon Finance Corp.,
3.00%, 9/23/2029(b) 2,312,000 2,125,322
GE HealthCare
Technologies, Inc.,
6.38%, 11/22/2052 670,000 719,748
Solventum Corp.
5.40%, 3/1/2029 1,875,000 1,895,052
5.45%, 3/13/2031 1,315,000 1,325,324
5.60%, 3/23/2034 925,000 925,478
6,990,924
Health Care Providers & Services 1.7%
Adventist Health System,
5.76%, 12/1/2034 645,000 649,972
Cardinal Health, Inc.
3.75%, 9/15/2025 500,000 497,352
5.35%, 11/15/2034 1,525,000 1,507,667
Cencora , Inc., 2.80%,
5/15/2030 100,000 90,016
Centene Corp.
4.25%, 12/15/2027 110,000 106,599
2.63%, 8/1/2031 482,000 398,845
Cigna Group (The)
2.40%, 3/15/2030(d) 3,111,000 2,740,887
5.13%, 5/15/2031 540,000 538,809
CVS Health Corp., 4.78%,
3/25/2038 3,200,000 2,810,723
HCA, Inc.
5.25%, 6/15/2026 500,000 501,320
4.13%, 6/15/2029 270,000 258,918
5.45%, 4/1/2031 1,115,000 1,120,461
Humana, Inc., 5.95%,
3/15/2034 325,000 329,686
Laboratory Corp. of
America Holdings
1.55%, 6/1/2026 1,446,000 1,387,508
4.80%, 10/1/2034 463,000 438,855
UnitedHealth Group, Inc.
5.88%, 2/15/2053 775,000 777,471
5.05%, 4/15/2053 271,000 242,939
14,398,028
Hotels, Restaurants & Leisure 0.8%
Choice Hotels
International, Inc.
3.70%, 12/1/2029 465,000 433,398
5.85%, 8/1/2034 713,000 710,667
Hyatt Hotels Corp., 5.50%,
6/30/2034(d) 2,303,000 2,280,016
Marriott International, Inc.,
4.88%, 5/15/2029(d) 591,000 590,264
Marriott International,
Inc., Series HH, 2.85%,
4/15/2031 2,400,000 2,110,349
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Hotels, Restaurants & Leisure
McDonald's Corp., 3.50%,
7/1/2027 750,000 731,759
6,856,453
Household Durables 0.0%
†
NVR, Inc., 3.00%,
5/15/2030 300,000 270,666
Independent Power and Renewable Electricity Producers
0.0%
†
Southern Power Co.,
4.15%, 12/1/2025(d) 150,000 149,550
Industrial REITs 0.2%
Prologis LP, 4.63%,
1/15/2033 1,375,000 1,327,015
Insurance 0.5%
Aflac, Inc., 3.60%,
4/1/2030 167,000 157,370
Aon Corp., 2.80%,
5/15/2030 200,000 179,397
Assurant, Inc., 4.90%,
3/27/2028 255,000 254,511
Brown & Brown, Inc.
4.50%, 3/15/2029 910,000 891,817
4.20%, 3/17/2032 280,000 258,713
Marsh & McLennan Cos.,
Inc., 2.25%, 11/15/2030 1,275,000 1,103,633
Progressive Corp. (The)
2.50%, 3/15/2027 860,000 824,633
3.00%, 3/15/2032 230,000 201,821
Trinity Acquisition plc,
4.40%, 3/15/2026 250,000 248,772
Willis North America, Inc.
4.50%, 9/15/2028 250,000 246,209
2.95%, 9/15/2029(d) 200,000 182,468
4,549,344
IT Services 0.0%
†
International Business
Machines Corp., 4.15%,
7/27/2027 160,000 158,265
Kyndryl Holdings, Inc.
2.05%, 10/15/2026 5,000 4,769
2.70%, 10/15/2028(d) 40,000 36,782
199,816
Life Sciences Tools & Services 0.0%
†
Agilent Technologies, Inc.,
2.75%, 9/15/2029 250,000 227,855
Machinery 0.3%
AGCO Corp., 5.80%,
3/21/2034(d) 572,000 574,216
IDEX Corp., 2.63%,
6/15/2031 1,160,000 1,001,087
Ingersoll Rand, Inc.,
5.70%, 8/14/2033 710,000 726,501

10 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Bond Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Machinery
Westinghouse Air Brake
Technologies Corp.,
3.20%, 6/15/2025(d) 400,000 397,669
2,699,473
Media 0.7%
Charter Communications
Operating LLC, 3.75%,
2/15/2028(d) 3,200,000 3,067,067
Comcast Corp.
5.30%, 6/1/2034(d) 1,531,000 1,525,652
3.75%, 4/1/2040 750,000 605,297
Time Warner Cable LLC,
5.88%, 11/15/2040 825,000 746,971
5,944,987
Metals & Mining 0.2%
Freeport-McMoRan, Inc.,
4.13%, 3/1/2028 115,000 111,813
Reliance, Inc., 2.15%,
8/15/2030 620,000 533,040
Steel Dynamics, Inc.,
3.45%, 4/15/2030 730,000 677,961
1,322,814
Multi-Utilities 0.1%
Ameren Corp., 3.50%,
1/15/2031 200,000 183,209
Berkshire Hathaway
Energy Co., 3.25%,
4/15/2028 50,000 47,830
CenterPoint Energy, Inc.,
2.95%, 3/1/2030 100,000 90,357
Consumers Energy Co.,
3.80%, 11/15/2028 100,000 96,914
Dominion Energy, Inc.,
3.90%, 10/1/2025 100,000 99,571
Dominion Energy, Inc.,
Series C, 3.38%,
4/1/2030 100,000 92,083
Sempra
3.25%, 6/15/2027 100,000 96,416
3.70%, 4/1/2029 200,000 189,615
Southern Co. Gas Capital
Corp., Series 20-A,
1.75%, 1/15/2031 100,000 82,843
WEC Energy Group, Inc.,
5.15%, 10/1/2027 180,000 181,782
1,160,620
Oil, Gas & Consumable Fuels 1.8%
Cheniere Corpus Christi
Holdings LLC, 5.13%,
6/30/2027(d) 945,000 950,272
Columbia Pipelines
Operating Co. LLC,
6.04%, 11/15/2033(b) 975,000 1,000,894
Devon Energy Corp.
5.88%, 6/15/2028 1,450,000 1,454,445
4.50%, 1/15/2030 389,000 377,972
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Oil, Gas & Consumable Fuels
EQT Corp.
3.90%, 10/1/2027 870,000 847,073
5.00%, 1/15/2029 810,000 804,988
7.00%, 2/1/2030(c) 100,000 106,790
Kinder Morgan, Inc.,
1.75%, 11/15/2026 1,400,000 1,330,469
MPLX LP
4.25%, 12/1/2027 1,000,000 985,905
4.80%, 2/15/2029(d) 733,000 727,807
2.65%, 8/15/2030 600,000 528,155
Northwest Pipeline LLC,
4.00%, 4/1/2027 275,000 270,508
Occidental Petroleum
Corp., 7.88%, 9/15/2031 502,000 557,670
ONEOK, Inc.
2.20%, 9/15/2025 1,000,000 984,670
4.00%, 7/13/2027 800,000 785,698
Ovintiv , Inc., 5.38%,
1/1/2026 40,000 40,135
Targa Resources Corp.,
4.20%, 2/1/2033 220,000 200,660
Targa Resources Partners
LP, 5.00%, 1/15/2028 1,890,000 1,882,378
Western Midstream
Operating LP, 5.45%,
4/1/2044 975,000 867,064
Williams Cos., Inc. (The),
4.65%, 8/15/2032 1,000,000 954,229
15,657,782
Pharmaceuticals 0.3%
Royalty Pharma plc,
5.40%, 9/2/2034 1,243,000 1,214,081
Zoetis, Inc.
3.00%, 9/12/2027 450,000 431,832
3.90%, 8/20/2028 465,000 452,110
2,098,023
Real Estate Management & Development 0.1%
CBRE Services, Inc.,
4.88%, 3/1/2026 800,000 800,504
Residential REITs 0.2%
Camden Property Trust,
3.15%, 7/1/2029 100,000 93,253
ERP Operating LP, 2.85%,
11/1/2026 100,000 97,016
Invitation Homes
Operating Partnership
LP, 2.00%, 8/15/2031 1,450,000 1,188,150
1,378,419
Retail REITs 0.2%
Retail Opportunity
Investments Partnership
LP, 6.75%, 10/15/2028 1,324,000 1,406,697
Semiconductors & Semiconductor Equipment 0.7%
Analog Devices, Inc.,
2.10%, 10/1/2031 105,000 88,604
Broadcom, Inc.
1.95%, 2/15/2028(b) 625,000 575,164

Nationwide Bond Portfolio - January 31, 2025 (Unaudited) - Statement of Investments - 11
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Semiconductors & Semiconductor Equipment
2.60%, 2/15/2033(b) 1,475,000 1,216,126
3.50%, 2/15/2041(b) 2,650,000 2,048,440
Intel Corp.
5.20%, 2/10/2033 1,400,000 1,360,798
5.15%, 2/21/2034 426,000 411,143
Xilinx, Inc., 2.38%,
6/1/2030 250,000 221,202
5,921,477
Software 1.4%
AppLovin Corp., 5.50%,
12/1/2034(d) 2,450,000 2,439,716
Cadence Design Systems,
Inc., 4.70%, 9/10/2034 842,000 808,030
Fortinet, Inc., 1.00%,
3/15/2026 650,000 624,470
Intuit, Inc., 1.65%,
7/15/2030 54,000 45,765
Microsoft Corp., 3.40%,
9/15/2026(d) 410,000 404,339
Oracle Corp.
2.30%, 3/25/2028(d) 600,000 556,681
5.25%, 2/3/2032 1,299,000 1,296,025
4.90%, 2/6/2033 1,244,000 1,208,801
6.90%, 11/9/2052 2,975,000 3,300,107
ServiceNow, Inc., 1.40%,
9/1/2030 1,997,000 1,664,839
VMware LLC, 4.70%,
5/15/2030 35,000 34,317
12,383,090
Specialized REITs 0.3%
American Tower Corp.
1.45%, 9/15/2026 210,000 199,276
2.75%, 1/15/2027 300,000 288,568
Crown Castle, Inc., 2.90%,
3/15/2027 100,000 96,219
Extra Space Storage LP
3.88%, 12/15/2027 300,000 292,909
3.90%, 4/1/2029 430,000 411,833
Public Storage Operating
Co.
3.09%, 9/15/2027 150,000 144,706
3.39%, 5/1/2029 550,000 521,070
2.30%, 5/1/2031 950,000 814,264
2,768,845
Specialty Retail 0.3%
AutoNation, Inc., 4.75%,
6/1/2030 1,250,000 1,217,554
Lowe's Cos., Inc.
1.70%, 10/15/2030 925,000 776,589
4.25%, 4/1/2052 975,000 761,533
2,755,676
Technology Hardware, Storage & Peripherals 0.3%
Dell International LLC,
8.10%, 7/15/2036 825,000 977,276
Hewlett Packard
Enterprise Co., 5.00%,
10/15/2034 856,000 834,940
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Technology Hardware, Storage & Peripherals
HP, Inc.
3.00%, 6/17/2027 35,000 33,641
4.00%, 4/15/2029 979,000 940,896
NetApp, Inc., 1.88%,
6/22/2025 75,000 74,114
2,860,867
Tobacco 0.1%
Altria Group, Inc., 4.80%,
2/14/2029 927,000 919,602
Water Utilities 0.0%
†
American Water Capital
Corp., Class C, 2.95%,
9/1/2027 100,000 95,805
Essential Utilities, Inc.,
2.70%, 4/15/2030 50,000 44,636
140,441
Wireless Telecommunication Services 0.9%
T-Mobile USA, Inc.
3.75%, 4/15/2027 1,426,000 1,396,722
2.88%, 2/15/2031 2,064,000 1,818,396
3.50%, 4/15/2031 5,421,000 4,933,126
8,148,244
221,213,468
Total Corporate Bonds
(cost $265,182,911) 264,816,278
Municipal Bonds 0.2%
FLORIDA 0.0%
†
State Board of
Administration Finance
Corp.RB , Series
A,2.15%, 7/1/2030 75,000 65,240
MARYLAND 0.2%
Maryland Economic
Development Corp. RB,
Series 2024,4.97%,
11/30/2032 490,000 482,088
Series 2024,5.02%,
11/30/2033 825,000 809,268
1,291,356
MASSACHUSETTS 0.0%
†
Commonwealth of
MassachusettsGO ,
Series A,4.91%,
5/1/2029 100,000 100,573
Total Municipal Bonds
(cost $1,506,227) 1,457,169
Mortgage-Backed Securities 34.9%
FHLMC UMBS Pool
Pool# QB2929
2.00%, 9/1/2050 150,171 118,016
Pool# QB4050

12 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Bond Portfolio
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
(continued)
2.00%, 10/1/2050 817,828 642,461
Pool# QB3891
2.00%, 10/1/2050 111,852 87,920
Pool# RA3986
2.50%, 11/1/2050 1,338,259 1,103,310
Pool# SD1384
2.50%, 11/1/2050 313,561 260,087
Pool# SD8129
2.50%, 2/1/2051 3,264,277 2,681,281
Pool# SD7536
2.50%, 2/1/2051 1,317,885 1,093,093
Pool# SD8145
1.50%, 5/1/2051 4,195,065 3,104,143
Pool# SD7543
2.50%, 8/1/2051 8,278,126 6,859,152
Pool# QD0652
2.00%, 11/1/2051 334,127 263,809
Pool# SD7555
3.00%, 8/1/2052 3,320,672 2,872,043
Pool# SD1501
4.00%, 8/1/2052 1,023,795 938,341
Pool# RA7920
4.00%, 9/1/2052 1,373,093 1,257,741
Pool# RA8213
6.00%, 11/1/2052 1,226,200 1,250,988
Pool# SD2056
6.00%, 12/1/2052 784,841 800,948
Pool# RA8419
6.00%, 1/1/2053 1,595,454 1,617,550
Pool# RA8417
6.00%, 1/1/2053 827,394 843,965
Pool# SD7563
4.50%, 5/1/2053 8,793,190 8,389,666
Pool# SD4473
6.50%, 12/1/2053 866,543 900,586
Pool# SD7571
6.50%, 6/1/2054 8,480,370 8,829,871
FNMA UMBS Pool
Pool# BM5108
3.00%, 2/1/2033 772,340 737,262
Pool# MA4106
1.50%, 7/1/2035 691,393 602,145
Pool# CA9152
2.50%, 2/1/2036 1,845,513 1,684,796
Pool# BT2234
2.00%, 4/1/2037 3,928,313 3,497,082
Pool# CB3758
2.00%, 5/1/2037 2,141,210 1,905,442
Pool# MA4685
1.50%, 6/1/2037 2,479,911 2,144,419
Pool# FS0146
3.50%, 9/1/2043 1,335,014 1,216,873
Pool# BE3774
4.00%, 7/1/2047 780,156 725,257
Pool# BM2007
4.00%, 9/1/2048 213,148 197,660
Pool# CA2471
4.00%, 10/1/2048 786,698 728,716
Pool# MA3692
3.50%, 7/1/2049 2,565,188 2,292,687
Pool# FM2363
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
(continued)
3.00%, 1/1/2050 709,036 615,367
Pool# CA6032
2.50%, 6/1/2050 2,050,505 1,701,526
Pool# CA6020
3.00%, 6/1/2050 1,739,085 1,495,863
Pool# MA4158
2.00%, 10/1/2050 9,972,713 7,838,981
Pool# CA7404
4.00%, 10/1/2050 3,515,363 3,242,207
Pool# MA4182
2.00%, 11/1/2050 9,763,272 7,674,353
Pool# FS4481
2.50%, 11/1/2050 2,678,987 2,220,466
Pool# MA4210
2.50%, 12/1/2050 435,104 357,820
Pool# FM5525
2.50%, 1/1/2051 3,571,765 2,939,826
Pool# FS2772
2.50%, 2/1/2051 132,137 109,625
Pool# FM6554
2.00%, 3/1/2051 1,090,663 862,631
Pool# BR6352
2.50%, 3/1/2051 611,146 507,506
Pool# FM6834
2.00%, 4/1/2051 503,882 398,530
Pool# BR7647
2.00%, 4/1/2051 63,698 50,264
Pool# MA4356
2.50%, 6/1/2051 3,807,967 3,130,498
Pool# FM8057
3.00%, 7/1/2051 3,533,109 3,058,495
Pool# MA4398
2.00%, 8/1/2051 6,342,385 4,970,400
Pool# MA4400
3.00%, 8/1/2051 3,261,227 2,794,444
Pool# FM8779
2.50%, 9/1/2051 770,789 638,344
Pool# MA4437
2.00%, 10/1/2051 938,893 735,074
Pool# FM8997
2.50%, 10/1/2051 7,725,992 6,405,034
Pool# CB1805
2.50%, 10/1/2051 3,046,616 2,519,459
Pool# FM9450
2.00%, 11/1/2051 146,889 116,010
Pool# CB2045
2.50%, 11/1/2051 1,786,275 1,475,769
Pool# FM9492
2.50%, 11/1/2051 1,400,389 1,159,039
Pool# FM9578
2.00%, 12/1/2051 27,799 21,955
Pool# CB2809
2.50%, 2/1/2052 2,767,374 2,274,316
Pool# CB3156
2.00%, 3/1/2052 1,646,794 1,293,854
Pool# CB3368
3.00%, 4/1/2052 1,654,428 1,410,480
Pool# CB3769
3.50%, 6/1/2052 1,167,506 1,037,931
Pool# CB5087
5.50%, 11/1/2052 11,796,483 11,779,891

Nationwide Bond Portfolio - January 31, 2025 (Unaudited) - Statement of Investments - 13
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
(continued)
Pool# FS3440
6.00%, 12/1/2052 1,585,391 1,617,927
Pool# CB6821
5.50%, 8/1/2053 21,682,953 21,460,247
Pool# CB7143
6.50%, 9/1/2053 1,656,935 1,710,089
Pool# CB7603
6.00%, 12/1/2053 8,779,997 8,854,568
Pool# FS8303
6.00%, 6/1/2054 957,375 974,074
FNMA/FHLMC UMBS,
30 Year, Single Family
TBA
3.00%, 2/25/2055 13,000,000 11,054,381
3.50%, 2/25/2055 11,000,000 9,732,422
4.00%, 2/25/2055 7,000,000 6,400,625
6.50%, 2/25/2055 8,000,000 8,201,560
GNMA II Pool
Pool# MA0317
3.00%, 8/20/2042 369,868 330,753
Pool# AC0071
3.50%, 10/20/2042 534,607 476,013
Pool# MA2600
3.00%, 2/20/2045 399,704 353,680
Pool# MA2825
3.00%, 5/20/2045 291,227 258,496
Pool# MA4509
3.00%, 6/20/2047 374,407 330,329
Pool# MA4718
3.00%, 9/20/2047 349,141 307,823
Pool# MA6409
3.00%, 1/20/2050 147,524 129,090
Pool# 785702
2.50%, 10/20/2051 809,839 668,427
Pool# MA7705
2.50%, 11/20/2051 3,360,324 2,811,575
Pool# 785764
2.50%, 11/20/2051 1,012,255 841,016
Pool# MA7707
3.50%, 11/20/2051 2,339,710 2,100,230
Pool# MA7766
2.00%, 12/20/2051 13,483,072 10,805,337
Pool# MA7767
2.50%, 12/20/2051 9,484,149 7,935,365
Pool# 785787
2.50%, 12/20/2051 811,184 669,539
Pool# 785788
2.50%, 12/20/2051 585,300 486,285
Pool# MA8150
4.00%, 7/20/2052 431,527 397,522
Pool# MA8197
2.50%, 8/20/2052 393,528 329,295
Pool# MA8198
3.00%, 8/20/2052 1,992,385 1,735,373
Pool# MA8201
4.50%, 8/20/2052 232,160 220,008
Pool# MA8427
4.50%, 11/20/2052 15,938,350 15,097,530
Pool# MA8643
3.00%, 2/20/2053 3,356,991 2,933,255
Pool# MA8644
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool (continued)
3.50%, 2/20/2053 4,240,617 3,820,604
Pool# MA9668
5.50%, 5/20/2054 12,689,705 12,612,895
GNMA TBA
5.00%, 2/15/2055 3,000,000 2,915,156
5.50%, 2/15/2055 8,000,000 7,942,500
6.00%, 2/15/2055 15,000,000 15,126,562
6.50%, 2/15/2055 3,000,000 3,056,859
7.00%, 2/15/2055 1,000,000 1,025,789
Total Mortgage-Backed Securities
(cost $316,494,943) 300,206,467
Foreign Government Securities 0.7%
CANADA 0.0%
†
Province of Alberta,
1.30%, 7/22/2030 60,000 50,376
Province of British
Columbia, 1.30%,
1/29/2031 25,000 20,610
Province of Ontario
0.63%, 1/21/2026 50,000 48,216
2.30%, 6/15/2026 45,000 43,752
1.05%, 5/21/2027 25,000 23,177
2.00%, 10/2/2029 25,000 22,334
1.13%, 10/7/2030 40,000 33,073
Province of Quebec
0.60%, 7/23/2025 50,000 49,102
2.50%, 4/20/2026 50,000 48,885
2.75%, 4/12/2027 25,000 24,133
363,658
CHILE 0.1%
Republic of Chile, 3.25%,
9/21/2071 860,000 508,351
HUNGARY 0.2%
Hungary Government
Bond
Reg. S, 6.13%,
5/22/2028 940,000 959,099
3.13%, 9/21/2051 (b) 1,560,000 931,320
1,890,419
MEXICO 0.3%
United Mexican States
3.50%, 2/12/2034 (d) 1,470,000 1,174,427
3.75%, 4/19/2071 2,330,000 1,283,810
2,458,237
PANAMA 0.0%
†
Republic of Panama,
3.87%, 7/23/2060 500,000 268,590
PERU 0.0%
†
Republic of Peru, 5.38%,
2/8/2035 100,000 96,607
POLAND 0.1%
Republic of Poland,
5.13%, 9/18/2034 780,000 761,280
Total Foreign Government Securities
(cost $6,614,591) 6,347,142

14 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Bond Portfolio
Supranational 0.2%
Principal
Amount ($) Value ($)
Asian Development Bank,
0.63%, 4/29/2025 1,000,000 990,940
European Investment
Bank, 1.63%, 3/14/2025 1,000,000 996,891
Total Supranational
(cost $2,000,987) 1,987,831
U.S. Treasury Obligations 19.6%
U.S. Treasury Bonds
4.38%, 5/15/2040 5,800,000 5,566,867
4.25%, 11/15/2040 7,250,000 6,838,789
4.75%, 2/15/2041 6,830,000 6,820,129
2.00%, 11/15/2041 40,000,000 27,007,812
3.38%, 8/15/2042 12,050,000 9,986,908
2.75%, 11/15/2042 3,050,000 2,287,857
4.00%, 11/15/2042 2,550,000 2,300,877
3.00%, 2/15/2047 4,700 3,496
3.00%, 2/15/2048 11,820,000 8,699,705
2.38%, 11/15/2049 3,600,000 2,293,031
1.63%, 11/15/2050 7,000,000 3,654,219
2.25%, 2/15/2052 4,180,000 2,535,595
2.88%, 5/15/2052 2,500,000 1,748,145
3.00%, 8/15/2052 4,521,400 3,244,104
4.00%, 11/15/2052 22,602,800 19,676,797
4.75%, 11/15/2053 5,640,000 5,573,906
U.S. Treasury Inflation
Linked Bonds, 1.50%,
2/15/2053 4,654,064 3,773,760
U.S. Treasury Notes
0.50%, 6/30/2027 15,530,000 14,222,690
1.25%, 5/31/2028 31,280,000 28,384,156
3.75%, 6/30/2030 6,400,000 6,208,750
4.38%, 1/31/2032 7,520,000 7,489,450
Total U.S. Treasury Obligations
(cost $188,893,367) 168,317,043
Repurchase Agreements 1.0%
CF Secured, LLC 4.33%,
dated 1/31/2025, due
2/3/2025, repurchase
price $7,994,244,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.50%, maturing
2/28/2025 - 11/15/2054;
total market value
$8,154,128. (g) 7,991,360 7,991,360
Repurchase Agreements
Principal
Amount ($) Value ($)
Santander US Capital
Markets 4.31%,
dated 1/31/2025, due
2/3/2025, repurchase
price $1,000,360,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.25% - 4.63%, maturing
3/15/2025 - 2/15/2050;
total market value
$1,020,366. (g) 1,000,000 1,000,000
Total Repurchase
Agreements
(cost $8,991,360)
8,991,360
Purchased Swaptions 0.0%
Call Interest Rate Swaptions Purchased Payable 0.0%
11-Year Interest Rate
Swap Pay 3.50%
Receive 1 day SOFR,
02/24/25 5,440,000 123,079
Total Purchased Swaptions
(cost  $18,904) 123,079
Total Investments Before TBA Sale Commitments
(cost $954,896,793) — 106.5% 917,027,882
TBA Sale Commitments   (8.6)%
Mortgage-Backed Security
FNMA/FHLMC UMBS,
30 Year, Single Family
TBA
2.00%, 2/25/2055 (2,000,000) (1,556,563)
2.50%, 2/25/2055 (7,000,000) (5,704,281)
4.50%, 2/25/2055 (6,000,000) (5,646,094)
5.50%, 2/25/2055 (29,000,000) (28,639,039)
FNMA/FHLMC UMBS,
30 Year, Single Family
Conventional Pool TBA
6.00%, 2/25/2055 (10,000,000) (10,067,944)
GNMA TBA
2.50%, 2/15/2055 (1,000,000) (835,991)
3.00%, 2/15/2055 (2,000,000) (1,740,362)
3.50%, 2/15/2055 (7,000,000) (6,263,359)
4.50%, 2/15/2055 (14,000,000) (13,238,750)
Total TBA Sale Commitment
(cost $(72,939,101)) (73,692,383)
Total Investments
(cost $881,957,692) — 97.9% 843,335,499
Other assets in excess of liabilities — 2.1% 18,130,377
NET ASSETS — 100.0%
$ 861,465,876

Nationwide Bond Portfolio - January 31, 2025 (Unaudited) - Statement of Investments - 15
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of January 31,
2025.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of January 31, 2025
was $123,856,016 which represents 14.38% of net assets.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of January 31, 2025.
(d) The security or a portion of this security is on loan as of
January 31, 2025. The total value of securities on loan as of
January 31, 2025 was $10,085,342, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $8,991,360 and by $1,482,199 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 1.13% – 1.25%, and maturity
dates ranging from 5/31/2028 – 8/31/2028, a total value of
$10,473,559.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of January 31, 2025.
(f) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2025. The maturity date reflects the next call date.
(g) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2025 was $8,991,360.
ACES Alternative Credit Enhancement Services
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
RB Revenue Bond
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar

16 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Bond Portfolio
Centrally Cleared Credit default swap contracts outstanding - sell protection as of January 31, 2025
1
:
Reference
Obligation/Index
Financing
Rate
Received
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX
North American
Investment Grade
Index Series
42-V1 1.00 Quarterly 6/20/2029 0.43 USD 40,302,867 713,038 248,439 961,477
Markit CDX
North American
Investment Grade
Index Series
43-V1 1.00 Quarterly 12/20/2029 0.49 USD 40,125,000 897,873 55,450 953,323
Total unrealized appreciation 1,610,911 303,889 1,914,800
1 The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and the Fund is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar

Nationwide Bond Portfolio - January 31, 2025 (Unaudited) - Statement of Investments - 17
Centrally Cleared Interest rate swap contracts outstanding as of January 31, 2025 :
Floating Rate Index Fixed Rate
Pay/
Receive
Floating
Rate
Maturity
Date Notional Amount
Upfront
Payment
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($) Value ($)
6 month EURIBOR
Semi-Annual
2.50% Annual
Pay 5/14/2028 EUR 13,795,094 11,354 60,251 71,605
3 month BBR Quarterly 4.00%
Semi-Annual Pay 3/19/2030 NZD 10,010,000 74,246 10,407 84,653
6 month EURIBOR
Semi-Annual
2.50% Annual
Rec 11/10/2053 EUR 4,800,000 (258,915) 16,383 (242,532)
6 month EURIBOR
Semi-Annual
2.00% Annual
Pay 1/25/2049 EUR 12,270,000 (3,928) 60,391 56,463
6 month EURIBOR
Semi-Annual
2.18% At
Termination Rec 11/20/2027 EUR 184,770,000 32,929 91,633 124,562
6 month EURIBOR
Semi-Annual
2.50% Annual
Rec 3/19/2055 EUR 2,080,000 (241,364) 109,945 (131,419)
6 month EURIBOR
Semi-Annual
3.00% Annual
Pay 11/10/2033 EUR 9,150,000 137,147 82,459 219,607
6 month EURIBOR
Semi-Annual
2.50% Annual
Rec 11/8/2044 EUR 10,110,825 (137,650) 102,550 (35,100)
6 month NIBOR Semi-Annual 3.75% Annual Rec 3/19/2035 NOK 21,170,000 5,508 12,017 17,525
6 month EURIBOR
Semi-Annual
3.00% Annual
Pay 1/25/2039 EUR 8,700,000 32,634 93,688 126,322
1 day REPO_CORRA
Semi-Annual
3.00%
Semi-Annual Pay 3/19/2027 CAD 3,320,000 10,991 11,261 22,252
1 day ESTR Annual 2.50% Annual Pay 3/19/2030 EUR 3,760,000 54,863 19,029 73,892
1 day SOFR Annual 4.31% Annual Pay 1/19/2029 USD 6,740,000 16,846 16,051 32,897
1 day SARON Annual 0.50% Annual Rec 3/19/2035 CHF 1,450,000 (30,285) 20,674 (9,612)
1 day TONAR Annual 0.75% Annual Rec 3/19/2030 JPY 6,662,000,000 171,419 214,304 385,723
1 day SONIA Annual 3.50% Annual Rec 8/31/2029 GBP 23,492,885 (43,396) 209,436 166,040
1 day TONAR Annual 1.30% Annual Rec 8/2/2034 JPY 1,991,540,000 (1,319) 42,010 40,691
1 day FEDERAL_FUNDS_
H15 At Termination
4.40% At
Termination Pay 3/19/2025 USD 382,150,000 13,421 23,248 36,669
1 day SONIA Annual 3.50% Annual Pay 12/4/2027 GBP 25,506,000 (100,051) 3,554 (96,497)
1 day ESTR Annual 2.50% Annual Rec 3/19/2027 EUR 16,130,000 (216,615) 51,172 (165,443)
1 day SOFR Annual 3.50% Annual Rec 3/19/2027 USD 4,250,000 40,309 4,540 44,849
1 day SOFR Annual 3.36% Annual Rec 12/13/2054 USD 9,340,000 143,289 59,705 202,994
1 day SOFR Annual 3.25% Annual Rec 3/19/2035 USD 340,000 19,049 4,627 23,676
1 day SONIA Annual 3.50% Annual Rec 12/6/2029 GBP 23,762,000 142,587 25,161 167,748
1 day SOFR Annual 4.22% Annual Pay 12/31/2026 USD 9,190,000 7,147 17,245 24,392
1 day REPO_CORRA
Semi-Annual
2.75%
Semi-Annual Pay 3/19/2027 CAD 40,580,000 3,077 134,119 137,196
1 day SOFR Annual 4.05% Annual Pay 12/31/2026 USD 31,329,000 (12,411) 5,946 (6,465)
1 day SOFR Annual 3.00% Annual Rec 3/19/2027 USD 64,750,000 1,250,885 46,579 1,297,464
1 day SOFR Annual 3.70% Annual Rec 5/31/2029 USD 30,360,000 289,814 125,860 415,674
1 day SONIA Annual 3.75% Annual Rec 3/19/2030 GBP 440,000 (34) 4,204 4,170
6 month EURIBOR
Semi-Annual
2.15% Annual
Pay 8/9/2037 EUR 6,880,000 (257,158) 127,783 (129,375)
6 month EURIBOR
Semi-Annual
1.05% Annual
Pay 8/11/2047 EUR 10,210,000 (343,741) 40,993 (302,748)
6 month EURIBOR
Semi-Annual
2.00% Annual
Rec 5/17/2053 EUR 3,890,000 (6,066) 6,524 458
Total unrealized appreciation 804,582 1,853,749 2,658,331
3 month BBR Quarterly 4.25%
Semi-Annual Pay 3/19/2035 NZD 2,210,000 31,610 (16,109) 15,501
6 month BBR Semi-Annual 4.50%
Semi-Annual Rec 3/19/2035 AUD 1,200,000 1,488 (8,528) (7,040)
6 month EURIBOR
Semi-Annual
2.50% Annual
Pay 3/19/2027 EUR 1,340,000 11,110 (3,657) 7,453

18 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Bond Portfolio
Floating Rate Index Fixed Rate
Pay/
Receive
Floating
Rate
Maturity
Date Notional Amount
Upfront
Payment
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($) Value ($)
6 month EURIBOR
Semi-Annual
2.50% Annual
Rec 1/25/2044 EUR 20,720,000 (16,329) (95,932) (112,261)
6 month EURIBOR
Semi-Annual
2.75% Annual
Pay 3/19/2030 EUR 9,710,000 297,366 (79,864) 217,502
6 month EURIBOR
Semi-Annual
2.50% Annual
Pay 11/8/2034 EUR 15,093,186 62,879 (70,928) (8,049)
3 month EURIBOR Quarterly 2.14% At
Termination Pay 11/20/2027 EUR 184,770,000 (20,522) (80,463) (100,985)
3 month STIBOR Quarterly 2.00% Annual Pay 3/19/2027 SEK 115,880,000 1,067 (33,742) (32,675)
6 month NIBOR Semi-Annual 4.00% Annual Pay 3/19/2027 NOK 392,340,000 24,682 (77,380) (52,698)
3 month STIBOR Quarterly 2.25% Annual Pay 3/19/2030 SEK 136,950,000 52,371 (75,736) (23,365)
3 month BBR Quarterly 4.00% Quarterly Rec 3/19/2027 AUD 52,740,000 (74,974) (95,443) (170,417)
6 month EURIBOR
Semi-Annual
2.75% Annual
Rec 3/19/2035 EUR 700,000 (17,881) (4,498) (22,379)
3 month STIBOR Quarterly 2.50% Annual Pay 3/19/2035 SEK 34,120,000 49,343 (52,881) (3,538)
3 month BBR Quarterly 4.25% Quarterly Rec 3/19/2027 AUD 3,720,000 (20,042) (3,020) (23,062)
1 day REPO_CORRA
Semi-Annual
2.75%
Semi-Annual Rec 3/19/2035 CAD 340,000 5,635 (4,086) 1,549
1 day SARON Annual 0.25% Annual Rec 3/19/2027 CHF 19,990,000 (73,803) (5,201) (79,004)
1 day SONIA Annual 3.50% Annual Pay 8/31/2027 GBP 25,379,809 (80,965) (20,239) (101,204)
1 day SONIA Annual 3.50% Annual Pay 8/28/2034 GBP 4,731,983 (67,523) (54,440) (121,963)
1 day SOFR Annual 3.78% Annual Rec 1/17/2055 USD 2,560,000 (7,375) (4,014) (11,389)
1 day SONIA Annual 3.75% Annual Pay 3/19/2035 GBP 610,000 (859) (14,914) (15,773)
1 day SONIA Annual 4.00% Annual Rec 3/19/2027 GBP 2,150,000 5,992 (4,178) 1,814
1 day SOFR Annual 3.94% Annual Pay 12/13/2039 USD 18,150,000 (146,110) (50,923) (197,033)
1 day SOFR Annual 4.26% Annual Rec 11/30/2031 USD 9,000,000 (16,648) (82,279) (98,927)
1 day TONAR Annual 2.16% Annual Pay 8/2/2044 JPY 2,510,440,000 (110,331) (94,170) (204,501)
1 day SONIA Annual 4.25% Annual Pay 3/19/2027 GBP 50,500,000 266,238 (15,649) 250,589
1 day SONIA Annual 3.50% Annual Pay 12/4/2034 GBP 4,910,000 (114,752) (16,299) (131,051)
6 month EURIBOR
Semi-Annual
1.45% Annual
Rec 8/10/2042 EUR 17,440,000 724,608 (83,321) 641,287
Total unrealized depreciation 766,275 (1,147,894) (381,619)
Net unrealized appreciation 1,570,857 705,855 2,276,712
– – –
Abbreviation :
BBR Bank Bill Reference Rate
EURIBOR Euro Interbank Offered Rate
ESTR Euro Short-Term Rate
NIBOR Norwegian Interbank Offered Rate
CORRA Canadian Overnight Repo Rate Average
SARON Swiss Average Rate Overnight
SOFR Secured Overnight Financing Rate
SONIA Sterling Overnight Index Average
STIBOR Stockholm Interbank Offered Rate
TONAR Tokyo Overnight Average Rate
Currency:
AUD Australian dollar
CAD Canadian dollar
CHF Swiss franc
EUR Euro
GBP British pound
JPY Japanese yen
NOK Norwegian krone
NZD New Zealand dollar
SEK Swedish krona
USD United States dollar

Nationwide Bond Portfolio - January 31, 2025 (Unaudited) - Statement of Investments - 19
Forward Foreign Currency Contracts outstanding as of January 31, 2025:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
GBP 772,469 USD 978,867 HSBC Securities USA, Inc. 3/10/2025 (21,179)
Total unrealized depreciation (21,179)
Net unrealized depreciation (21,179)
Currency:
GBP British pound
USD United States dollar
Futures contracts outstanding as of January 31, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Euro-Bund 2 3/2025 EUR 274,953 (9,193)
U.S. Treasury 2 Year Note 272 3/2025 USD 55,930,000 35,913
U.S. Treasury 5 Year Note 752 3/2025 USD 80,005,750 18,150
U.S. Treasury 10 Year Note 133 3/2025 USD 14,476,219 125,282
U.S. Treasury Ultra Bond 54 3/2025 USD 6,397,313 (82,312)
3 Month SONIA 34 3/2026 GBP 10,124,961 13,785
Total long contracts 101,625
Short Contracts
Euro- buxl (1) 3/2025 EUR (133,742) 12,698
U.S. Treasury 10 Year Ultra Note (35) 3/2025 USD (3,898,125) 73,691
U.S. Treasury Long Bond (75) 3/2025 USD (8,542,969) 235,640
Total short contracts 322,029
Net contracts 423,654
Abbreviation :
SONIA Sterling Overnight Index Average
Currency:
EUR Euro
GBP British Pound
USD United States Dollar

20 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Bond Portfolio
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide Bond Portfolio - January 31, 2025 (Unaudited) - Statement of Investments - 21
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2025. Please see below for information on the Fund’s policy regarding the objectives and strategies for using options, swap contracts, forward foreign currency contracts, and financial futures contracts.
(a) Swap Contracts
Credit Default Swap Contracts — The Fund entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose the Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market or selected credit markets while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and short exposure to select credit and sovereign debt securities, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
The Fund segregates liquid assets to cover its obligations under its credit default swap contracts.
The upfront premiums are amortized and accreted daily and are recorded as realized gains or losses upon maturity or termination of the credit default swap contract.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii)
receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 80,296,934 $ – $ 80,296,934
Collateralized Mortgage Obligations – 23,021,584 – 23,021,584
Commercial Mortgage-Backed Securities – 61,462,995 – 61,462,995
Corporate Bonds – 264,816,278 – 264,816,278
Credit Default Swaps† – 303,889 – 303,889
Foreign Government Securities – 6,347,142 – 6,347,142
Futures Contracts 515,159 – – 515,159
Interest Rate Swaps† – 1,853,749 – 1,853,749
Mortgage-Backed Securities – 300,206,467 – 300,206,467
Municipal Bonds – 1,457,169 – 1,457,169
Purchased Swaptions – 123,079 – 123,079
Repurchase Agreements – 8,991,360 – 8,991,360
Supranational – 1,987,831 – 1,987,831
U.S. Treasury Obligations – 168,317,043 – 168,317,043
Total Assets $ 515,159 $ 919,185,520 $ – $ 919,700,679
Liabilities:
Forward Foreign Currency Contract $ – $ (21,179) $ – $ (21,179)
Futures Contracts (91,505) – – (91,505)
Interest Rate Swaps† – (1,147,894) – (1,147,894)
TBA Sale Commitments – (73,692,383) – (73,692,383)
Total Liabilities $ (91,505) $ (74,861,456) $ – $ (74,952,961)
Total $ 423,654 $ 844,324,064 $ – $ 844,747,718
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).

22 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Bond Portfolio
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of January 31, 2025 are disclosed in the Statement of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin and cash pledged as collateral are designated on the Statement of Investments, as applicable. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared credit default swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses).
Interest Rate Swap Contracts — The Fund entered into interest rate swap contracts to hedge against investment risks, to manage portfolio duration, to obtain exposure to the investment characteristics of certain bonds or groups of bonds, and/or to otherwise increase returns, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Interest rate swap contracts are swaps contracts in which the parties exchange their rights to receive payments on a security or other reference rate. For example, the parties might swap the right to receive floating rate payments for the right to receive fixed rate payments.
The Fund has segregated liquid assets to cover its obligations under the interest rate swap contract.
Interest rate swap contracts are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swap contracts may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated. The use of interest rate swap contracts involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates, which may result in losses to the Fund. Interest rate swap contracts also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the Fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the Fund’s initial investment. Interest rate swap contracts are marked-to-market daily based on valuations from an independent pricing service. Interest rate swap contracts are generally categorized as Level 2 investments within the hierarchy.
(b) Forward Foreign Currency Contracts
The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, and/or to seek to protect against anticipated changes in future foreign currency exchange rate, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

Nationwide Bond Portfolio - January 31, 2025 (Unaudited) - Statement of Investments - 23
(c) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
(d) Options
The Fund purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates and equity movements, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet the
Fund's stated investment strategies as shown in the Fund's Prospectus.
The purchase of put options serves as a short hedge and the purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates liquid assets to cover its obligations under its option contracts. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When the Fund writes an option, an amount equal to the premium received is recorded as a liability and subsequently marked-
to-market to reflect the current value of the option written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the underlying transaction to determine the realized gain or loss on such underlying transaction.
When the Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and

24 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Bond Portfolio
are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by the Fund) expose the Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”)
guidelines, the Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations.
Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of January 31, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of January 31, 2025:
Assets: Fair Value
Purchased Swaptions
Interest rate risk Investment securities, at value $ 123,079
Swap Contracts†
Credit risk Unrealized appreciation from centrally cleared swap contracts 303,889
Interest rate risk Unrealized appreciation on centrally cleared swap contracts 1,853,749
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts 515,159
Total $ 2,795,876
Liabilities:
Swap Contracts†
Interest rate risk Unrealized depreciation on centrally cleared swap contracts $ (1,147,894)
Forward Foreign Currency Contracts
Currency risk Unrealized depreciation on forward foreign currency contracts (21,179)
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts (91,505)
Total $ (1,260,578)
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide International Equity Portfolio - January 31, 2025 (Unaudited) - Statement of Investments - 25
Common Stocks 96.3%
Shares Value ($)
Aerospace & Defense 2.2%
Kongsberg Gruppen ASA 21,781 2,585,561
Rheinmetall AG 10,596 8,302,065
Singapore Technologies
Engineering Ltd. 571,400 2,033,925
12,921,551
Air Freight & Logistics 0.3%
InPost SA* 119,902 1,965,518
Automobile Components 1.1%
Bridgestone Corp. 27,900 1,001,097
Continental AG 77,817 5,543,666
6,544,763
Automobiles 2.3%
Ferrari NV 23,068 9,927,536
Isuzu Motors Ltd. 257,000 3,449,119
Suzuki Motor Corp. 40,200 478,943
13,855,598
Banks 15.1%
Banco BPM SpA 353,778 3,122,188
Bank Hapoalim BM 76,639 983,783
Bank Leumi Le-Israel BM 46,479 581,865
BOC Hong Kong Holdings Ltd. 1,671,000 5,419,564
BPER Banca SpA 356,191 2,433,522
Commerzbank AG 69,526 1,348,228
Danske Bank A/S 56,871 1,699,257
DBS Group Holdings Ltd. 297,900 9,769,185
DNB Bank ASA 228,235 4,855,048
Erste Group Bank AG 47,122 2,905,724
FinecoBank Banca Fineco
SpA 291,896 5,556,723
Intesa Sanpaolo SpA 2,283,276 9,913,869
Japan Post Bank Co. Ltd. 25,100 259,417
KBC Group NV 8,305 637,740
Mitsubishi UFJ Financial
Group, Inc. 310,900 3,936,272
Mizrahi Tefahot Bank Ltd. 24,060 1,145,647
Mizuho Financial Group, Inc. 37,800 1,039,940
Nordea Bank Abp 652,796 7,740,605
Oversea-Chinese Banking
Corp. Ltd. 517,000 6,615,521
Sumitomo Mitsui Financial
Group, Inc. 150,500 3,723,818
Sumitomo Mitsui Trust Group,
Inc. 168,500 4,197,255
Svenska Handelsbanken AB,
Class A 271,961 2,999,373
UniCredit SpA 96,625 4,443,020
United Overseas Bank Ltd. 164,000 4,519,473
89,847,037
Beverages 0.4%
Carlsberg A/S, Class B 20,558 2,156,893
Biotechnology 1.3%
Argenx SE* 144 94,852
CSL Ltd. 11,796 2,051,626
Genmab A/S* 22,345 4,402,092
Swedish Orphan Biovitrum
AB* 42,926 1,297,293
7,845,863
Common Stocks
Shares Value ($)
Broadline Retail 1.5%
Pan Pacific International
Holdings Corp. 141,300 3,928,948
Wesfarmers Ltd. 99,145 4,698,719
8,627,667
Building Products 1.5%
Assa Abloy AB, Class B 238,447 7,276,943
Geberit AG (Registered) CHF 2,772 1,549,820
8,826,763
Capital Markets 1.6%
Singapore Exchange Ltd. 308,400 2,782,487
UBS Group AG (Registered)
CHF 190,781 6,736,143
9,518,630
Chemicals 2.9%
Asahi Kasei Corp. 35,600 241,482
BASF SE 1,163 56,186
Evonik Industries AG 158,158 2,971,741
Nitto Denko Corp. 221,300 3,917,806
Sika AG (Registered) CHF 21,039 5,343,609
Toray Industries, Inc. 546,400 3,788,290
Yara International ASA 39,671 1,183,737
17,502,851
Commercial Services & Supplies 0.4%
Brambles Ltd. 183,302 2,250,291
Communications Equipment 0.5%
Nokia OYJ 516,705 2,422,657
Telefonaktiebolaget LM
Ericsson, Class B 96,107 724,290
3,146,947
Construction & Engineering 0.1%
Obayashi Corp. 59,900 804,620
Construction Materials 0.4%
Heidelberg Materials AG 5,356 756,084
Holcim AG CHF 10,003 1,005,434
James Hardie Industries plc
CHDI* 9,746 328,463
2,089,981
Diversified REITs 0.1%
GPT Group (The) 236,473 676,593
Diversified Telecommunication Services 3.0%
Deutsche Telekom AG
(Registered) 404,787 13,575,736
Singapore
Telecommunications Ltd. 32,500 79,436
Telenor ASA 266,282 3,255,212
Telia Co. AB 237,954 698,433
17,608,817
Electrical Equipment 3.5%
ABB Ltd. (Registered) CHF 115,336 6,295,229
Fuji Electric Co. Ltd. 37,200 1,771,393
Mitsubishi Electric Corp. 90,500 1,490,601
Nidec Corp. 446,400 7,703,719
Prysmian SpA 1,379 95,960
Vestas Wind Systems A/S* 238,461 3,254,954
20,611,856
Electronic Equipment, Instruments & Components 1.3%
Murata Manufacturing Co. Ltd. 224,800 3,552,901

26 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide International Equity Portfolio
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
TDK Corp. 52,200 628,850
Yokogawa Electric Corp. 155,400 3,408,976
7,590,727
Entertainment 1.1%
Konami Group Corp. 52,200 4,793,347
Nexon Co. Ltd. 136,800 1,778,103
6,571,450
Financial Services 1.1%
ORIX Corp. 313,100 6,618,501
Food Products 0.9%
Ajinomoto Co., Inc. 27,600 1,107,541
Lotus Bakeries NV 62 661,962
Nestle SA (Registered) CHF 27,452 2,334,188
Orkla ASA 130,467 1,211,645
5,315,336
Health Care Equipment & Supplies 1.7%
Cochlear Ltd. 4,042 800,458
Hoya Corp. 19,500 2,621,514
Koninklijke Philips NV* 71,789 1,976,483
Sysmex Corp. 226,100 4,324,982
Terumo Corp. 21,700 407,734
10,131,171
Health Care Providers & Services 0.3%
Amplifon SpA 16,894 449,272
Fresenius Medical Care AG 31,052 1,547,343
Ramsay Health Care Ltd. 3,613 75,506
2,072,121
Hotels, Restaurants & Leisure 1.0%
Galaxy Entertainment Group
Ltd. 774,000 3,308,791
Sands China Ltd.* 1,012,800 2,420,101
5,728,892
Household Durables 0.4%
Sekisui House Ltd. 42,900 986,940
Sony Group Corp. 60,300 1,329,769
2,316,709
Industrial Conglomerates 1.4%
Hitachi Ltd. 218,800 5,520,491
Sekisui Chemical Co. Ltd. 37,000 614,925
Siemens AG (Registered) 9,902 2,129,726
8,265,142
Industrial REITs 0.3%
CapitaLand Ascendas REIT 507,500 964,291
Goodman Group 43,808 994,207
1,958,498
Insurance 8.2%
AIA Group Ltd. 1,610,600 11,328,771
Allianz SE (Registered) 2,925 953,285
Dai-ichi Life Holdings, Inc. 100,500 2,745,841
Gjensidige Forsikring ASA 16,777 343,702
Hannover Rueck SE 19,473 5,139,135
MS&AD Insurance Group
Holdings, Inc. 88,700 1,847,386
Muenchener
Rueckversicherungs -
Gesellschaft AG in
Muenchen (Registered) 1,848 1,001,151
Common Stocks
Shares Value ($)
Insurance
Swiss Re AG CHF 27,041 4,123,670
T&D Holdings, Inc. 186,400 3,545,939
Talanx AG 42,533 3,623,493
Tokio Marine Holdings, Inc. 203,400 6,717,792
Zurich Insurance Group AG
CHF 12,426 7,535,035
48,905,200
Interactive Media & Services 1.8%
CAR Group Ltd. 153,635 3,847,712
LY Corp. 1,544,100 4,514,380
REA Group Ltd. 9,530 1,470,136
SEEK Ltd. 81,143 1,150,821
10,983,049
IT Services 0.6%
Otsuka Corp. 165,100 3,723,769
Machinery 5.8%
Alfa Laval AB 122,293 5,442,260
Atlas Copco AB, Class A 338,546 5,671,540
Daifuku Co. Ltd. 113,900 2,371,688
GEA Group AG 54,939 2,907,737
Knorr-Bremse AG 890 70,676
Komatsu Ltd. 143,900 4,412,059
Makita Corp. 125,300 3,711,846
Rational AG 2,183 1,935,487
Schindler Holding AG CHF 1,255 362,512
SKF AB, Class B 1,809 36,424
Volvo AB, Class B 227,651 6,283,309
Wartsila OYJ Abp 74,687 1,404,976
34,610,514
Marine Transportation 1.3%
Kawasaki Kisen Kaisha Ltd. 108,400 1,380,404
Nippon Yusen KK 171,100 5,371,193
SITC International Holdings
Co. Ltd. 520,000 1,241,039
7,992,636
Media 0.3%
Dentsu Group, Inc. 66,100 1,534,101
Metals & Mining 2.2%
BHP Group Ltd. 113,467 2,792,632
Fortescue Ltd. 7,371 86,311
Norsk Hydro ASA 225,562 1,324,054
Northern Star Resources Ltd. 823,816 8,797,153
13,000,150
Multi-Utilities 0.0%
†
E.ON SE 8,609 102,000
Office REITs 0.1%
Nippon Building Fund, Inc. 521 415,159
Oil, Gas & Consumable Fuels 1.2%
ENEOS Holdings, Inc. 258,100 1,299,735
Equinor ASA 144,332 3,472,890
Inpex Corp. 211,200 2,541,357
7,313,982
Passenger Airlines 0.8%
Japan Airlines Co. Ltd. 6,200 101,972
Qantas Airways Ltd.* 578,482 3,374,688
Singapore Airlines Ltd. 306,600 1,431,957
4,908,617

Nationwide International Equity Portfolio - January 31, 2025 (Unaudited) - Statement of Investments - 27
Common Stocks
Shares Value ($)
Personal Care Products 0.1%
Kao Corp. 22,000 874,971
Pharmaceuticals 6.4%
Astellas Pharma, Inc. 239,200 2,329,080
Daiichi Sankyo Co. Ltd. 95,200 2,616,741
Novartis AG (Registered) CHF 107,490 11,265,580
Novo Nordisk A/S, Class B 140,782 11,884,716
Ono Pharmaceutical Co. Ltd. 63,000 655,097
Orion OYJ, Class B 60,870 3,293,423
Recordati Industria Chimica e
Farmaceutica SpA 13,145 801,218
Roche Holding AG CHF 17,235 5,411,886
38,257,741
Professional Services 1.8%
Computershare Ltd. 329,570 7,196,915
Recruit Holdings Co. Ltd. 33,100 2,314,098
Wolters Kluwer NV 7,845 1,427,133
10,938,146
Real Estate Management & Development 2.5%
Daito Trust Construction Co.
Ltd. 42,400 4,539,441
LEG Immobilien SE 53,865 4,460,555
Sagax AB, Class B 79,069 1,725,125
Vonovia SE 141,253 4,338,142
15,063,263
Semiconductors & Semiconductor Equipment 4.4%
Advantest Corp. 1,500 83,821
ASM International NV 8,821 5,071,177
ASML Holding NV 6,746 5,004,440
BE Semiconductor Industries
NV 8,881 1,144,860
Disco Corp. 2,100 611,334
Lasertec Corp. 36,500 3,818,061
SCREEN Holdings Co. Ltd. 41,300 2,884,455
Tokyo Electron Ltd. 44,000 7,470,361
26,088,509
Software 3.8%
Nemetschek SE 7,029 842,072
SAP SE 51,593 14,336,725
Trend Micro, Inc.* 78,200 4,636,459
WiseTech Global Ltd. 37,616 2,856,229
22,671,485
Specialty Retail 1.8%
Fast Retailing Co. Ltd. 32,400 10,594,885
Technology Hardware, Storage & Peripherals 1.1%
Brother Industries Ltd. 162,400 2,858,454
Canon, Inc. 99,400 3,201,410
Logitech International SA
(Registered) CHF 3,308 329,831
6,389,695
Textiles, Apparel & Luxury Goods 0.7%
adidas AG 5,617 1,483,484
Asics Corp. 97,200 2,170,271
Puma SE 22,360 699,061
4,352,816
Tobacco 0.5%
Japan Tobacco, Inc. 118,900 3,034,527
Common Stocks
Shares Value ($)
Trading Companies & Distributors 1.2%
AddTech AB, Class B 72,181 2,100,018
IMCD NV 5,346 836,325
ITOCHU Corp. 13,800 636,196
Marubeni Corp. 31,900 477,220
MonotaRO Co. Ltd. 20,000 345,553
Sumitomo Corp. 57,800 1,246,700
Toyota Tsusho Corp. 73,700 1,245,112
6,887,124
Transportation Infrastructure 0.5%
Transurban Group 324,826 2,694,195
Wireless Telecommunication Services 1.5%
KDDI Corp. 242,300 8,082,625
SoftBank Corp. 803,300 1,034,680
9,117,305
Total Investments
(cost $560,813,084) — 96.3% 573,824,625
Other assets in excess of liabilities — 3.7% 22,030,562
NET ASSETS — 100.0%
$ 595,855,187
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
CHDI Clearing House Electronic Subregister System
(CHESS) Depository Interest
REIT Real Estate Investment Trust
Currency:
CHF Switzerland Franc

28 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide International Equity Portfolio
a
OTC Total return swap contracts outstanding as of January 31, 2025 :
Reference
Entity
Payments
Made by
Fund
Payments
Received
by Fund
Frequency
of Payments
Made/Received Counterparty
Maturity
Date
Notional
Amount
Upfront
Payments
(Receipts)
($) *
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Morgan Stanley
NWLSP1 Index
Decrease in
total return
of reference
entity
Increase in
total return
of reference
entity
Quarterly Morgan
Stanley
11/30/2026 USD 200,000,000 — 6,236,772 6,236,772
Total unrealized appreciation — 6,236,772 6,236,772
Net unrealized appreciation — 6,236,772 6,236,772
* There are no upfront payments (receipts) on the swap contracts listed above.
Currency:
USD United States dollar

Nationwide International Equity Portfolio - January 31, 2025 (Unaudited) - Statement of Investments - 29
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

30 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide International Equity Portfolio
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2025. Please see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts.
(a) Swap Contracts
Total Return Swap Contracts — Certain Funds entered into total return swap contracts to take long and short positions in equities or to obtain exposure to a domestic or foreign market and/or foreign index without owning such securities or investing directly in that market and/or index, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus. Total return swap contracts are agreements in which the Fund and the counterparty each agree to pay the other party the difference between the relative investment performance that would have been achieved if the notional amount of the total return swap contract had been invested in the particular foreign market and/or foreign indices and the return for payments equal to the fixed or floating rate of interest. The counterparty to a total return swap contract is a financial institution. Each Fund has segregated liquid assets to cover its obligations under the total return swap contract.
Total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that a
Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty.
Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value.
The market value may also include interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio. Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between a Fund and the counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of a Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Certain Funds entered into total return swap contracts on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments are made at the conclusion of a total return swap contract or periodically during its term. Total return swap contracts normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to total return swap contracts is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the counterparty to a total return swap defaults, a Fund’s risk of loss consists of the net amount of payments that a Fund is contractually entitled to receive, if any.
Total return swap contracts are marked-to-market daily based on valuations from an independent pricing service. An independent pricing service can utilize daily swap curves and models that incorporate a number of market data factors, such as, but not limited to, discounted cash flows, trades, and values of the underlying reference instruments, such as the foreign market and /or foreign index. Total return swap contracts are generally categorized as Level 2 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ – $ 573,824,625 $ – $ 573,824,625
Total Return Swaps† – 6,236,772 – 6,236,772
Total $ – $ 580,061,397 $ – $ 580,061,397
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).

Nationwide International Equity Portfolio - January 31, 2025 (Unaudited) - Statement of Investments - 31
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of January 31, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of January 31, 2025:
Assets: Fair Value
Swap Contracts†
Equity risk Swap contracts, at value $ 6,236,772
Total $ 6,236,772
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

32 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide U.S. 130/30 Equity Portfolio
Common Stocks 97.5%
Shares Value ($)
Aerospace & Defense 0.5%
Huntington Ingalls Industries,
Inc. 13,632 2,689,048
Automobile Components 0.6%
Lear Corp. 34,422 3,238,766
Automobiles 2.9%
Ford Motor Co. 641,575 6,467,076
General Motors Co. 153,491 7,591,665
Tesla, Inc.* 1,334 539,736
14,598,477
Banks 0.5%
BOK Financial Corp. 4,718 520,961
Comerica, Inc. 30,943 2,083,083
2,604,044
Biotechnology 0.9%
Incyte Corp.* 57,110 4,235,278
Broadline Retail 2.9%
Amazon.com, Inc.* 47,694 11,335,910
Coupang, Inc.* 133,636 3,141,782
14,477,692
Building Products 1.1%
Builders FirstSource , Inc.* 31,835 5,325,359
Capital Markets 1.4%
Evercore, Inc., Class A 702 204,472
Interactive Brokers Group,
Inc., Class A 16,020 3,483,389
Northern Trust Corp. 27,981 3,141,986
Robinhood Markets, Inc.,
Class A* 6,594 342,558
7,172,405
Chemicals 3.5%
DuPont de Nemours, Inc. 81,048 6,224,486
Huntsman Corp. 155,896 2,623,730
LyondellBasell Industries NV,
Class A 78,043 5,907,855
Scotts Miracle-Gro Co. (The) 28,354 2,012,000
Westlake Corp. 3,972 453,880
17,221,951
Commercial Services & Supplies 1.5%
Veralto Corp. 67,039 6,931,162
Vestis Corp. 40,457 565,589
7,496,751
Communications Equipment 1.9%
Arista Networks, Inc.* 83,228 9,590,362
Construction & Engineering 0.0%
†
Comfort Systems USA, Inc. 500 218,375
Consumer Finance 2.8%
Ally Financial, Inc. 94,814 3,694,902
SLM Corp. 88,309 2,464,704
Synchrony Financial 114,910 7,926,492
14,086,098
Consumer Staples Distribution & Retail 1.6%
Dollar General Corp. 55,530 3,945,962
Maplebear , Inc.* 78,936 3,811,030
7,756,992
Common Stocks
Shares Value ($)
Containers & Packaging 0.7%
Crown Holdings, Inc. 37,621 3,305,381
Diversified Consumer Services 0.3%
Duolingo, Inc., Class A* 3,709 1,350,039
Electric Utilities 0.6%
NRG Energy, Inc. 4,411 451,863
Pinnacle West Capital Corp. 29,738 2,586,016
3,037,879
Electrical Equipment 1.8%
GE Vernova , Inc. 24,358 9,082,611
Electronic Equipment, Instruments & Components 0.6%
Jabil, Inc. 18,717 3,039,828
Entertainment 2.9%
Live Nation Entertainment,
Inc.* 49,206 7,119,124
Playtika Holding Corp. 39,621 284,083
ROBLOX Corp., Class A* 77,022 5,473,953
Roku, Inc., Class A* 16,063 1,329,374
14,206,534
Financial Services 3.2%
Corebridge Financial, Inc. 202,555 6,838,257
PayPal Holdings, Inc.* 102,972 9,121,260
15,959,517
Food Products 2.1%
Archer-Daniels-Midland Co. 120,115 6,153,492
Pilgrim's Pride Corp.* 6,800 316,472
Tyson Foods, Inc., Class A 71,178 4,020,845
10,490,809
Ground Transportation 2.1%
JB Hunt Transport Services,
Inc. 18,896 3,235,373
Landstar System, Inc. 3,551 584,708
Lyft, Inc., Class A* 230,334 3,118,722
Old Dominion Freight Line, Inc. 4,319 801,650
Ryder System, Inc. 8,827 1,407,112
Schneider National, Inc., Class
B 36,591 1,088,582
10,236,147
Health Care Equipment & Supplies 2.8%
Align Technology, Inc.* 15,635 3,425,785
Edwards Lifesciences Corp.* 73,950 5,357,678
GE HealthCare Technologies,
Inc. 58,554 5,170,318
13,953,781
Health Care Providers & Services 4.3%
Elevance Health, Inc. 18,762 7,424,123
Humana, Inc. 26,008 7,626,326
McKesson Corp. 5,558 3,305,621
Molina Healthcare, Inc.* 10,262 3,185,427
21,541,497
Hotels, Restaurants & Leisure 5.4%
Airbnb, Inc., Class A* 43,610 5,720,324
Booking Holdings, Inc. 2,033 9,631,459
Domino's Pizza, Inc. 9,788 4,395,987
Hilton Worldwide Holdings,
Inc. 16,786 4,298,391

Nationwide U.S. 130/30 Equity Portfolio - January 31, 2025 (Unaudited) - Statement of Investments - 33
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Wingstop , Inc. 9,902 2,949,806
26,995,967
Household Durables 0.9%
Lennar Corp., Class A 28,755 3,773,806
Meritage Homes Corp. 5,010 390,129
Millrose Properties, Inc., Class
A*∞ 14,378 133,711
4,297,646
Independent Power and Renewable Electricity Producers
1.6%
Vistra Corp. 47,772 8,027,129
Insurance 5.7%
Allstate Corp. (The) 1,453 279,455
Brighthouse Financial, Inc.* 34,712 2,142,078
Globe Life, Inc. 63,918 7,803,749
Hanover Insurance Group, Inc.
(The) 15,237 2,332,632
Hartford Financial Services
Group, Inc. (The) 14,251 1,589,699
Reinsurance Group of
America, Inc. 21,204 4,831,543
Travelers Cos., Inc. (The) 34,705 8,508,972
W R Berkley Corp. 13,302 782,557
28,270,685
Interactive Media & Services 4.7%
Alphabet, Inc., Class C 40,454 8,317,343
Meta Platforms, Inc., Class A 19,424 13,386,632
Snap, Inc., Class A* 91,522 1,033,283
TripAdvisor, Inc.* 33,211 583,185
23,320,443
IT Services 3.3%
EPAM Systems, Inc.* 18,060 4,586,518
Kyndryl Holdings, Inc.* 123,175 4,675,723
VeriSign, Inc.* 32,816 7,055,440
16,317,681
Life Sciences Tools & Services 0.0%
†
10X Genomics, Inc., Class A* 8,531 127,965
Machinery 1.4%
Cummins, Inc. 2,526 899,887
Graco, Inc. 19,410 1,633,740
Otis Worldwide Corp. 45,402 4,332,259
6,865,886
Multi-Utilities 1.1%
CenterPoint Energy, Inc. 160,968 5,242,728
Oil, Gas & Consumable Fuels 0.9%
Phillips 66 39,576 4,664,823
Paper & Forest Products 1.5%
Louisiana-Pacific Corp. 61,843 7,233,776
Passenger Airlines 1.2%
Southwest Airlines Co. 189,586 5,822,186
Professional Services 0.9%
KBR, Inc. 79,957 4,351,260
Robert Half, Inc. 500 32,395
4,383,655
Common Stocks
Shares Value ($)
Real Estate Management & Development 0.3%
Howard Hughes Holdings,
Inc.* 18,448 1,408,874
Residential REITs 2.1%
Camden Property Trust 38,282 4,353,046
Essex Property Trust, Inc. 21,840 6,215,009
10,568,055
Semiconductors & Semiconductor Equipment 6.8%
Amkor Technology, Inc. 52,262 1,286,168
Intel Corp. 44,730 869,104
Lam Research Corp. 114,114 9,248,940
NVIDIA Corp. 166,746 20,021,192
Teradyne, Inc. 22,298 2,581,885
34,007,289
Software 7.6%
Dropbox, Inc., Class A* 109,658 3,525,505
Microsoft Corp. 45,303 18,803,463
Nutanix, Inc., Class A* 75,319 5,179,311
Palo Alto Networks, Inc.* 45,904 8,465,616
UiPath, Inc., Class A* 125,562 1,785,491
37,759,386
Specialty Retail 0.5%
Tractor Supply Co. 47,804 2,598,625
Technology Hardware, Storage & Peripherals 6.6%
Apple, Inc. 137,445 32,437,020
Seagate Technology Holdings
plc 2,924 281,757
32,718,777
Textiles, Apparel & Luxury Goods 1.5%
Deckers Outdoor Corp.* 42,515 7,540,460
Total Investments
(cost $397,756,354) — 97.5% 485,087,657
Other assets in excess of liabilities — 2.5% 12,224,610
NET ASSETS — 100.0%
$ 497,312,267
* Denotes a non-income producing security.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
REIT Real Estate Investment Trust

34 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide U.S. 130/30 Equity Portfolio
OTC Total return swap contracts outstanding as of January 31, 2025 :
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Advanced Micro
Devices, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 16,739 48,710 48,710
Agree Realty Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 35,731 5,766 5,766
Alphabet, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 13,773 40,906 40,906
Amazon.com, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 144 438 438
Analog Devices, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 12,260 6,253 6,253
Apollo Global
Management, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 19,491 15,203 15,203
Boeing Co. (The) Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 5,115 15,396 15,396
Brighthouse
Financial, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 11,398 5,129 5,129
Brunswick Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 22,671 36,274 36,274
Camden Property
Trust
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 16,745 25,787 25,787
Casella Waste
Systems, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 24,664 33,790 33,790
Choice Hotels
International, Inc.
Increases in total
return of reference
entity
OBFR - 0.58% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 20,656 671 671
Churchill Downs,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 12,120 19,162 19,162
Civitas Resources,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 16,914 13,869 13,869
Clearwater Analytics
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 45,780 14,192 14,192
Cleveland-Cliffs, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 91,845 22,961 22,961
Comerica, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 25,106 16,821 16,821
Comfort Systems
USA, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/27/2026 7,759 20,153 20,153
Crocs, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 4,872 24,068 24,068

Nationwide U.S. 130/30 Equity Portfolio - January 31, 2025 (Unaudited) - Statement of Investments - 35
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Cytokinetics, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 16,371 8,349 8,349
Dropbox, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 120,066 2,401 2,401
Dutch Bros, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 32,087 22,461 22,461
Elanco Animal
Health, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 88,458 38,922 38,922
Enovis Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 57,602 30,529 30,529
Envista Holdings
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 149,700 133,233 133,233
EPAM Systems, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 11,124 37,043 37,043
Evercore, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 1,749 3,061 3,061
Federal Signal Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/27/2026 14,849 9,355 9,355
Gen Digital, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 103,921 101,843 101,843
Globus Medical, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 34,120 13,648 13,648
Graphic Packaging
Holding Co.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 94,864 57,679 57,679
Healthcare Realty
Trust, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 129,306 9,051 9,051
HealthEquity, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 15,962 2,394 2,394
Howmet Aerospace,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 3,146 2,485 2,485
Huntington Ingalls
Industries, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 9,039 15,909 15,909
Incyte Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/27/2026 26,024 2,180 2,180
Kraft Heinz Co.
(The)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/27/2026 6,282 2,701 2,701
Lithia Motors, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 5,078 27,167 27,167

36 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide U.S. 130/30 Equity Portfolio
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Mattel, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 130,808 54,939 54,939
Micron Technology,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 25,244 28,904 28,904
Microsoft Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 3,054 214 214
Modine
Manufacturing Co.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 6,512 6,577 6,577
New Fortress
Energy, Inc.
Increases in total
return of reference
entity
OBFR - 0.71% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 149,156 85,019 85,019
Ollie's Bargain
Outlet Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 14,077 19,426 19,426
OneMain Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 11,614 21,486 21,486
Premier, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/27/2026 36,392 12,373 12,373
Qualys, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 4,228 1,353 1,353
Repligen Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 17,255 22,777 22,777
S&P Global, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 5,380 11,459 11,459
Service Corp.
International
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 31,062 10,561 10,561
Shift4 Payments,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 13,656 23,352 23,352
SoFi Technologies,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 33,554 22,146 22,146
STERIS plc Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 11,774 12,363 12,363
Teradyne, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 30,101 21,372 21,372
Tesla, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 1,703 7,357 7,357
Tractor Supply Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 69,525 4,867 4,867
TripAdvisor, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 102,437 8,195 8,195

Nationwide U.S. 130/30 Equity Portfolio - January 31, 2025 (Unaudited) - Statement of Investments - 37
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Ubiquiti, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 5,779 27,624 27,624
Under Armour , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 192,818 59,774 59,774
Unity Software, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 44,593 36,120 36,120
UWM Holdings
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 224,265 49,338 49,338
Vaxcyte , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 22,266 80,826 80,826
VeriSign, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 3,065 3,034 3,034
VF Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 127,791 122,678 122,678
Walgreens Boots
Alliance, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 75,981 89,658 89,658
Warner Bros
Discovery, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 303,359 54,605 54,605
– –
Total unrealized appreciation 1,784,357 1,784,357
– –
Acadia Healthcare
Co., Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 61,432 (614) (614)
AGNC Investment
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 286,400 (37,232) (37,232)
Airbnb, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 21,345 (13,234) (13,234)
Align Technology,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 11,956 (74,725) (74,725)
Ally Financial, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 81,440 (46,421) (46,421)
Amkor Technology,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 27,553 (7,164) (7,164)
Apple, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 27,817 (44,229) (44,229)
Archer-Daniels-
Midland Co.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 3,749 (1,650) (1,650)
Avantor, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 101,401 (6,084) (6,084)
Azenta , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 37,073 (5,190) (5,190)

38 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide U.S. 130/30 Equity Portfolio
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Badger Meter, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 18 (96) (96)
Blueprint Medicines
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 24,447 (37,159) (37,159)
BOK Financial Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 7,146 (4,288) (4,288)
CenterPoint Energy,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 26,797 (8,307) (8,307)
Chart Industries, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 8,340 (1,168) (1,168)
Charter
Communications,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 7,998 (70,942) (70,942)
Coherent Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 21,463 (17,385) (17,385)
Corebridge
Financial, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 16,627 (1,995) (1,995)
Crown Holdings, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 31,308 (23,168) (23,168)
Cummins, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 5,343 (18,327) (18,327)
Darling Ingredients,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 19,590 (15,868) (15,868)
Deckers Outdoor
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 402 (18,392) (18,392)
Dun & Bradstreet
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/27/2026 77,431 (11,615) (11,615)
Edwards
Lifesciences Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 26,560 (20,451) (20,451)
Enphase Energy,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 18,856 (4,337) (4,337)
Exact Sciences
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 16,562 (331) (331)
First American
Financial Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 15,490 (9,449) (9,449)
First Solar, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 13,186 (1,714) (1,714)
Five9, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 66,344 (15,259) (15,259)

Nationwide U.S. 130/30 Equity Portfolio - January 31, 2025 (Unaudited) - Statement of Investments - 39
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
GE HealthCare
Technologies, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 21,829 (26,522) (26,522)
General Motors Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 16,457 (658) (658)
GRAIL, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 23,183 (28,515) (28,515)
Halozyme
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 22,064 (4,854) (4,854)
Hanover Insurance
Group, Inc. (The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 1,983 (5,215) (5,215)
Hartford Financial
Services Group, Inc.
(The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 29,882 (65,442) (65,442)
Howard Hughes
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 3,622 (1,847) (1,847)
Humana, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 400 (1,118) (1,118)
Huntsman Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 47,896 (9,579) (9,579)
Insmed , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 10,778 (3,126) (3,126)
Inspire Medical
Systems, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 9,096 (11,188) (11,188)
Interactive Brokers
Group, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 15,419 (26,675) (26,675)
Iridium
Communications,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 53,190 (24,999) (24,999)
Jabil, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 23,607 (5,430) (5,430)
JB Hunt Transport
Services, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 19,986 (42,770) (42,770)
Joby Aviation, Inc. Increases in total
return of reference
entity
OBFR - 0.58% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/27/2026 78,983 (2,370) (2,370)
KBR, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 8,463 (10,494) (10,494)
Lattice
Semiconductor
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 35,803 (10,383) (10,383)
Lear Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 3,975 (11,011) (11,011)

40 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide U.S. 130/30 Equity Portfolio
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Lennar Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 13,070 (46,006) (46,006)
Lennox
International, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/27/2026 1,695 (23,933) (23,933)
Louisiana-Pacific
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 6,960 (8,213) (8,213)
Lyft, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 119,691 (2,394) (2,394)
MACOM Technology
Solutions Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 16,080 (22,351) (22,351)
ManpowerGroup,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 21,423 (10,497) (10,497)
Maplebear , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 51,643 (32,019) (32,019)
Marvell Technology,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 26,365 (68,285) (68,285)
MasTec , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/27/2026 2,819 (5,187) (5,187)
McKesson Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 10,039 (91,756) (91,756)
Medical Properties
Trust, Inc.
Increases in total
return of reference
entity
OBFR - 2.08% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 546,566 (38,260) (38,260)
Meritage Homes
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/27/2026 2,962 (9,330) (9,330)
Millrose Properties,
Inc.∞
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2026 6,535 (11,502) (11,502)
Molina Healthcare,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 11,454 (28,406) (28,406)
Natera , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2026 9,306 (13,209) (13,209)
NVIDIA Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 131,107 (600,470) (600,470)
NVR, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 343 (42,666) (42,666)
Old National
Bancorp
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 138,904 (8,334) (8,334)
Oracle Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 15,777 (1,061) (1,061)

Nationwide U.S. 130/30 Equity Portfolio - January 31, 2025 (Unaudited) - Statement of Investments - 41
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Phillips 66 OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 19,705 (58,524) (58,524)
Pilgrim's Pride Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 96,793 (73,563) (73,563)
Playtika Holding
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 17,042 (1,704) (1,704)
Rayonier, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 86,786 (158,330) (158,330)
RBC Bearings, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 8,500 (227,205) (227,205)
Realty Income Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/27/2026 18,119 (5,798) (5,798)
Reinsurance Group
of America, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 565 (1,831) (1,831)
Robinhood Markets,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 105,547 (110,824) (110,824)
ROBLOX Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 3,205 (994) (994)
Roku, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 16,128 (40,643) (40,643)
Ryder System, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 3,106 (9,318) (9,318)
Schneider National,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 11,095 (3,828) (3,828)
Seagate Technology
Holdings plc
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 60,057 (72,068) (72,068)
SLM Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 34,989 (28,341) (28,341)
Snap, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 138,385 (8,303) (8,303)
Solventum Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 30,140 (37,374) (37,374)
Southwest Airlines
Co.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 34,000 (12,580) (12,580)
Tyson Foods, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 38,387 (10,364) (10,364)
UGI Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 112,557 (12,944) (12,944)

42 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide U.S. 130/30 Equity Portfolio
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
UiPath, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 154,641 (55,671) (55,671)
Vail Resorts, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 2,816 (957) (957)
Vestis Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 122,024 (222,693) (222,693)
Westlake Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 10,774 (16,915) (16,915)
WillScot Holdings
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 77,626 (6,986) (6,986)
Wyndham Hotels &
Resorts, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 28,948 (17,079) (17,079)
Zurn Elkay Water
Solutions Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 44,811 (6,274) (6,274)
– –
Total unrealized depreciation (3,073,980) (3,073,980)
– –
Net unrealized depreciation (1,289,623) (1,289,623)
Financing Costs of Swap Contracts (135,698) (135,698)
Total Unrealized Appreciation (Depreciation) including Financing Costs of Swap Contracts (1,425,321) (1,425,321)
∞ Fair valued security.
OBFR Overnight Bank Funding Rate

Nationwide U.S. 130/30 Equity Portfolio - January 31, 2025 (Unaudited) - Statement of Investments - 43
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

44 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide U.S. 130/30 Equity Portfolio
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ 2,689,048 $ – $ – $ 2,689,048
Automobile Components 3,238,766 – – 3,238,766
Automobiles 14,598,477 – – 14,598,477
Banks 2,604,044 – – 2,604,044
Biotechnology 4,235,278 – – 4,235,278
Broadline Retail 14,477,692 – – 14,477,692
Building Products 5,325,359 – – 5,325,359
Capital Markets 7,172,405 – – 7,172,405
Chemicals 17,221,951 – – 17,221,951
Commercial Services & Supplies 7,496,751 – – 7,496,751
Communications Equipment 9,590,362 – – 9,590,362
Construction & Engineering 218,375 – – 218,375
Consumer Finance 14,086,098 – – 14,086,098
Consumer Staples Distribution & Retail 7,756,992 – – 7,756,992
Containers & Packaging 3,305,381 – – 3,305,381
Diversified Consumer Services 1,350,039 – – 1,350,039
Electric Utilities 3,037,879 – – 3,037,879
Electrical Equipment 9,082,611 – – 9,082,611
Electronic Equipment, Instruments &
Components 3,039,828 – – 3,039,828
Entertainment 14,206,534 – – 14,206,534
Financial Services 15,959,517 – – 15,959,517
Food Products 10,490,809 – – 10,490,809
Ground Transportation 10,236,147 – – 10,236,147
Health Care Equipment & Supplies 13,953,781 – – 13,953,781
Health Care Providers & Services 21,541,497 – – 21,541,497
Hotels, Restaurants & Leisure 26,995,967 – – 26,995,967
Household Durables 4,163,935 133,711 – 4,297,646
Independent Power and Renewable
Electricity Producers 8,027,129 – – 8,027,129
Insurance 28,270,685 – – 28,270,685
Interactive Media & Services 23,320,443 – – 23,320,443
IT Services 16,317,681 – – 16,317,681
Life Sciences Tools & Services 127,965 – – 127,965
Machinery 6,865,886 – – 6,865,886
Multi-Utilities 5,242,728 – – 5,242,728
Oil, Gas & Consumable Fuels 4,664,823 – – 4,664,823
Paper & Forest Products 7,233,776 – – 7,233,776
Passenger Airlines 5,822,186 – – 5,822,186
Professional Services 4,383,655 – – 4,383,655
Real Estate Management & Development 1,408,874 – – 1,408,874
Residential REITs 10,568,055 – – 10,568,055
Semiconductors & Semiconductor
Equipment 34,007,289 – – 34,007,289
Software 37,759,386 – – 37,759,386
Specialty Retail 2,598,625 – – 2,598,625
Technology Hardware, Storage &
Peripherals 32,718,777 – – 32,718,777
Textiles, Apparel & Luxury Goods 7,540,460 – – 7,540,460
Total Return Swaps† – 1,784,357 – 1,784,357
Total Assets $ 484,953,946 $ 1,918,068 $ – $ 486,872,014
Liabilities:
Total Return Swaps† $ – $ (3,209,678) $ – $ (3,209,678)
Total Liabilities $ – $ (3,209,678) $ – $ (3,209,678)
Total $ 484,953,946 $ (1,291,610) $ – $ 483,662,336
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).

Nationwide U.S. 130/30 Equity Portfolio - January 31, 2025 (Unaudited) - Statement of Investments - 45
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2025. Please see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts.
(a) Swap Contracts
Total Return Swap Contracts — The Fund entered into total return swap contracts to take long and short positions in equities or to obtain exposure to a foreign market and/or foreign index without owning such securities or investing directly in that foreign market and/or foreign index, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Total return swap contracts are agreements in which the Fund and the counterparty each agree to pay the other party the difference between the relative investment performance that would have been achieved if the notional amount of the total return swap contract had been invested in the particular foreign market and/or foreign indices and the return for payments equal to the fixed or floating rate of interest. The counterparty to a total return swap contract is a financial institution. The Fund has segregated liquid assets to cover its obligations under the total return swap contract.
Total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value.
The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio. Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement.
Certain swaps have no stated expiration and can be terminated by either party at any time.
Total return swap contracts are marked-to-market daily based on valuations from an independent pricing service. An independent pricing service can utilize daily swap curves and models that incorporate a number of market data factors, such as, but not limited to, discounted cash flows, trades, and values of the underlying reference instruments, such as the foreign market and/or foreign index.
Total return swap contracts are generally categorized as Level 2 investments within the hierarchy.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of January 31, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of January 31, 2025:
Assets: Fair Value
Swap Contracts†
Equity risk Swap contracts, at value $ 1,784,357
Total $ 1,784,357
Liabilities:
Swap Contracts†
Equity risk Swap contracts, at value $ (3,209,678)
Total $ (3,209,678)
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

46 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks 95 .8%
Shares Value ($)
Aerospace & Defense 1 .2%
AAR Corp.* 937 63,491
AeroVironment, Inc.* 755 136,013
Archer Aviation, Inc., Class A* 7,916 74,806
Boeing Co. (The)* 30,691 5,417,575
Byrna Technologies, Inc.* 868 23,471
Cadre Holdings, Inc. 1,147 44,217
Ducommun, Inc.* 214 14,633
Eve Holding, Inc.* 4,549 23,336
GE Aerospace 52,720 10,732,211
Howmet Aerospace, Inc. 50,370 6,375,835
Intuitive Machines, Inc.* 1,644 35,642
Kratos Defense & Security
Solutions, Inc.* 2,942 98,175
Leonardo DRS, Inc.* 2,213 77,787
Mercury Systems, Inc.* 1,264 52,696
Moog, Inc., Class A 969 176,029
National Presto Industries, Inc. 204 19,619
Park Aerospace Corp. 912 13,215
Redwire Corp.* 583 13,945
Rocket Lab USA, Inc.* 10,381 301,568
RTX Corp. 53,138 6,852,145
Triumph Group, Inc.* 1,753 32,851
V2X, Inc.* 254 13,241
Virgin Galactic Holdings, Inc.* 3,317 15,789
Woodward, Inc. 49,437 9,158,204
39,766,494
Air Freight & Logistics 0 .3%
Forward Air Corp.* 637 20,543
Hub Group, Inc., Class A 2,776 123,837
United Parcel Service, Inc.,
Class B 73,489 8,394,649
8,539,029
Automobile Components 0 .2%
Adient plc* 1,220 21,265
American Axle &
Manufacturing Holdings,
Inc.* 3,628 18,975
Aptiv plc* 58,098 3,626,477
Cooper-Standard Holdings,
Inc.* 2,362 36,422
Dana, Inc. 2,060 32,836
Dorman Products, Inc.* 1,015 133,249
Fox Factory Holding Corp.* 458 12,513
Gentherm, Inc.* 300 11,445
Goodyear Tire & Rubber Co.
(The)* 4,622 40,997
Holley, Inc.* 6,283 19,163
LCI Industries 649 68,009
Luminar Technologies, Inc.,
Class A* 2,771 15,933
Mobileye Global, Inc., Class A* 206,884 3,418,758
Modine Manufacturing Co.* 1,699 172,364
Patrick Industries, Inc. 1,587 154,161
Phinia, Inc. 2,188 111,347
Visteon Corp.* 369 31,018
XPEL, Inc. Reg. S* 354 14,843
7,939,775
Automobiles 1 .0%
Canoo, Inc.* 327 51
General Motors Co. 181,604 8,982,134
Common Stocks
Shares Value ($)
Automobiles
Livewire Group, Inc.* 1,361 4,287
Tesla, Inc.* 59,145 23,930,067
Winnebago Industries, Inc. 869 41,538
32,958,077
Banks 4 .1%
1st Source Corp. 885 55,507
Amalgamated Financial Corp. 1,047 36,582
Ameris Bancorp 1,814 119,089
Associated Banc-Corp. 3,942 99,102
Atlantic Union Bankshares
Corp. 1,860 70,252
Axos Financial, Inc.* 1,616 113,007
Banc of California, Inc. 2,155 34,523
BancFirst Corp. 237 28,222
Bancorp, Inc. (The)* 1,885 115,098
Bank First Corp. 341 34,502
Bank of America Corp. 657,346 30,435,120
Bank of Hawaii Corp. 1,042 77,639
Bank of NT Butterfield & Son
Ltd. (The) 2,416 88,643
BankUnited, Inc. 1,593 65,488
Banner Corp. 1,268 89,610
BayCom Corp. 1,454 40,697
Berkshire Hills Bancorp, Inc. 2,187 64,320
Brookline Bancorp, Inc. 2,338 28,594
Burke & Herbert Financial
Services Corp. 75 4,823
Byline Bancorp, Inc. 789 23,149
Cadence Bank 5,317 187,158
Camden National Corp. 795 36,061
Capital Bancorp, Inc. 694 21,528
Capital City Bank Group, Inc. 758 27,963
Capitol Federal Financial, Inc. 6,191 36,836
Cathay General Bancorp 2,260 107,327
Central Pacific Financial Corp. 2,258 67,492
Citigroup, Inc. 84,312 6,865,526
Citizens Financial Group, Inc. 43,219 2,055,928
Citizens Financial Services,
Inc. 273 16,719
City Holding Co. 667 78,793
CNB Financial Corp. 703 17,786
Community Financial System,
Inc. 1,737 113,826
Community Trust Bancorp, Inc. 1,077 57,630
ConnectOne Bancorp, Inc. 2,205 55,875
CrossFirst Bankshares, Inc.* 2,208 35,858
Customers Bancorp, Inc.* 1,005 57,265
CVB Financial Corp. 3,518 73,315
Dime Community Bancshares,
Inc. 579 18,082
East West Bancorp, Inc. 89,290 9,194,191
Eastern Bankshares, Inc. 4,079 74,890
Enterprise Financial Services
Corp. 1,132 67,739
Farmers National Banc Corp. 1,865 25,662
FB Financial Corp. 376 19,857
First Bancorp 6,996 158,020
First Bancshares, Inc. (The) 1,103 42,300
First Busey Corp. 2,182 52,979
First Business Financial
Services, Inc. 385 19,889

Nationwide Fundamental All Cap Equity Portfolio - January 31, 2025 (Unaudited) - Statement of Investments - 47
Common Stocks
Shares Value ($)
Banks
First Commonwealth Financial
Corp. 3,484 58,113
First Community Bankshares,
Inc. 866 37,558
First Financial Bancorp 2,475 69,350
First Financial Bankshares,
Inc. 3,657 136,260
First Financial Corp. 1,154 55,611
First Foundation, Inc. 3,016 15,532
First Interstate BancSystem,
Inc., Class A 1,621 53,412
First Merchants Corp. 2,578 114,566
First Mid Bancshares, Inc. 454 17,220
Flagstar Financial, Inc. 9,038 106,920
Fulton Financial Corp. 6,718 136,644
German American Bancorp,
Inc. 1,000 41,330
Glacier Bancorp, Inc. 2,493 123,827
Great Southern Bancorp, Inc. 479 28,160
Hancock Whitney Corp. 2,643 157,893
Hanmi Financial Corp. 2,328 55,919
HBT Financial, Inc. 1,534 37,307
Heartland Financial USA, Inc. 455 29,425
Heritage Commerce Corp. 2,686 26,027
Heritage Financial Corp. 2,255 57,954
Hilltop Holdings, Inc. 679 20,492
Home BancShares, Inc. 6,113 184,552
Hope Bancorp, Inc. 2,434 28,380
Horizon Bancorp, Inc. 875 14,691
Independent Bank Corp. 3,024 151,107
International Bancshares Corp. 2,386 157,214
JPMorgan Chase & Co. 161,485 43,164,941
Kearny Financial Corp. 3,488 24,067
Lakeland Financial Corp. 875 59,535
Live Oak Bancshares, Inc. 792 28,108
M&T Bank Corp.(a) 46,188 9,294,873
Mercantile Bank Corp. 1,180 57,596
Metropolitan Bank Holding
Corp.* 293 18,790
Midland States Bancorp, Inc. 1,766 34,013
National Bank Holdings Corp.,
Class A 1,074 46,322
National Bankshares, Inc. 548 16,106
NB Bancorp, Inc.* 929 17,800
NBT Bancorp, Inc. 978 46,582
Nicolet Bankshares, Inc. 85 9,531
Northeast Community
Bancorp, Inc. 2,180 54,064
Northfield Bancorp, Inc. 3,398 39,655
Northrim Bancorp, Inc. 563 47,928
Northwest Bancshares, Inc. 4,105 54,227
OceanFirst Financial Corp. 2,687 48,259
OFG Bancorp 2,194 93,706
Old National Bancorp 8,727 208,139
Orange County Bancorp, Inc. 528 13,659
Pacific Premier Bancorp, Inc. 2,525 65,398
Park National Corp. 434 73,654
Parke Bancorp, Inc. 721 14,593
Pathward Financial, Inc. 1,114 88,819
PCB Bancorp 1,563 30,150
Common Stocks
Shares Value ($)
Banks
Peapack-Gladstone Financial
Corp. 207 6,552
Peoples Bancorp of North
Carolina, Inc. 489 13,932
Peoples Bancorp, Inc. 1,285 41,955
PNC Financial Services
Group, Inc. (The) 22,147 4,450,440
Preferred Bank 820 74,915
Premier Financial Corp. 786 21,874
Princeton Bancorp, Inc. 547 16,694
Provident Financial Services,
Inc. 5,246 97,418
QCR Holdings, Inc. 622 48,367
RBB Bancorp 1,158 21,782
Red River Bancshares, Inc. 570 31,806
Renasant Corp. 1,417 55,093
Republic Bancorp, Inc., Class
A 842 55,109
S&T Bancorp, Inc. 1,609 63,459
Sandy Spring Bancorp, Inc. 809 27,368
Seacoast Banking Corp. of
Florida 1,582 45,008
ServisFirst Bancshares, Inc. 1,188 107,716
Sierra Bancorp 1,627 49,038
Simmons First National Corp.,
Class A 3,342 75,930
South Plains Financial, Inc. 1,102 39,595
Southern States Bancshares,
Inc. 525 17,262
Southside Bancshares, Inc. 1,441 45,291
SouthState Corp. 2,683 283,298
Stock Yards Bancorp, Inc. 735 54,177
Texas Capital Bancshares,
Inc.* 1,253 98,924
Timberland Bancorp, Inc. 1,132 33,983
Tompkins Financial Corp. 89 6,236
Towne Bank 2,208 78,980
TriCo Bancshares 1,250 54,838
Triumph Financial, Inc.* 408 31,441
TrustCo Bank Corp. 1,326 42,644
Trustmark Corp. 1,573 58,988
UMB Financial Corp. 1,182 139,358
United Bankshares, Inc. 3,814 146,839
United Community Banks, Inc. 2,084 69,126
Unity Bancorp, Inc. 986 47,673
Univest Financial Corp. 1,343 40,814
Valley National Bancorp 12,786 131,440
Veritex Holdings, Inc. 1,726 46,257
WaFd, Inc. 1,875 55,650
Wells Fargo & Co. 208,068 16,395,758
WesBanco, Inc. 1,721 60,304
Westamerica Bancorp 1,049 54,296
WSFS Financial Corp. 1,544 86,464
130,200,533
Beverages 0 .8%
Coca-Cola Co. (The) 210,440 13,358,731
Coca-Cola Europacific
Partners plc 99,832 7,841,804
MGP Ingredients, Inc. 411 14,849
Molson Coors Beverage Co.,
Class B 77,614 4,249,367

48 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Beverages
Primo Brands Corp., Class A 5,787 187,325
Vita Coco Co., Inc. (The)* 897 33,584
25,685,660
Biotechnology 1 .4%
89bio, Inc.* 3,112 29,875
AbbVie, Inc. 100,543 18,489,858
Absci Corp.* 5,951 22,078
ACADIA Pharmaceuticals,
Inc.* 2,714 50,643
ACELYRIN, Inc.* 2,280 4,492
Actinium Pharmaceuticals,
Inc.* 7,423 8,611
Acumen Pharmaceuticals,
Inc.* 6,147 9,221
ADC Therapeutics SA* 4,918 8,262
ADMA Biologics, Inc.* 7,041 113,712
Agios Pharmaceuticals, Inc.* 1,443 49,625
Akebia Therapeutics, Inc.* 3,293 7,376
Akero Therapeutics, Inc.* 2,031 109,837
Aldeyra Therapeutics, Inc.* 2,798 14,662
Alector, Inc.* 2,715 4,507
Alkermes plc* 5,019 158,249
Altimmune, Inc.* 2,725 18,094
ALX Oncology Holdings, Inc.* 2,442 3,565
Amicus Therapeutics, Inc.* 7,992 76,563
AnaptysBio, Inc.* 1,267 22,717
Anavex Life Sciences Corp.* 2,752 25,511
Anika Therapeutics, Inc.* 547 9,332
Annexon, Inc.* 2,251 8,644
Apogee Therapeutics, Inc.* 1,170 48,391
Applied Therapeutics, Inc.* 2,754 1,615
Arcellx, Inc.* 1,348 91,839
Arcturus Therapeutics
Holdings, Inc.* 432 7,331
Arcus Biosciences, Inc.* 1,677 21,633
Arcutis Biotherapeutics, Inc.* 2,548 33,736
Ardelyx, Inc.* 6,676 35,783
ArriVent Biopharma, Inc.* 546 15,583
Arrowhead Pharmaceuticals,
Inc.* 3,488 69,341
ARS Pharmaceuticals, Inc.* 1,100 14,322
Astria Therapeutics, Inc.* 1,792 14,085
Atossa Therapeutics, Inc.* 12,286 10,344
Aura Biosciences, Inc.* 3,125 24,531
Aurinia Pharmaceuticals, Inc.* 4,393 34,924
Avid Bioservices, Inc.* 1,810 22,589
Avidity Biosciences, Inc.* 3,075 101,260
Beam Therapeutics, Inc.* 2,409 62,441
BioCryst Pharmaceuticals,
Inc.* 6,509 51,421
Biohaven Ltd.* 2,693 103,007
BioMarin Pharmaceutical, Inc.* 12,753 808,030
Biomea Fusion, Inc.* 1,381 5,773
Black Diamond Therapeutics,
Inc.* 4,615 12,091
Blueprint Medicines Corp.* 1,787 201,091
Bridgebio Pharma, Inc.* 4,041 138,243
C4 Therapeutics, Inc.* 4,822 16,732
Cabaletta Bio, Inc.* 2,944 7,036
Candel Therapeutics, Inc.* 2,141 15,137
Capricor Therapeutics, Inc.* 758 11,400
Common Stocks
Shares Value ($)
Biotechnology
CareDx, Inc.* 1,974 45,994
Cargo Therapeutics, Inc.* 1,324 4,766
Cartesian Therapeutics, Inc.* 1,060 20,469
Catalyst Pharmaceuticals,
Inc.* 4,390 99,038
Celcuity, Inc.* 864 10,325
Celldex Therapeutics, Inc.* 1,908 46,727
Century Therapeutics, Inc.* 3,940 3,234
CG oncology, Inc.* 1,193 35,874
Climb Bio, Inc.* 3,048 5,791
Cogent Biosciences, Inc.* 2,760 25,696
Compass Therapeutics, Inc.* 6,434 20,718
Corbus Pharmaceuticals
Holdings, Inc.* 1,600 15,664
Crinetics Pharmaceuticals,
Inc.* 2,163 87,169
Cullinan Therapeutics, Inc.* 1,058 11,173
Cytokinetics, Inc.* 3,040 150,358
Day One Biopharmaceuticals,
Inc.* 2,181 26,979
Denali Therapeutics, Inc.* 3,427 79,849
Design Therapeutics, Inc.* 1,459 7,076
Dianthus Therapeutics, Inc.* 503 11,141
Disc Medicine, Inc.* 578 32,252
Dynavax Technologies Corp.* 2,418 31,555
Dyne Therapeutics, Inc.* 2,216 31,512
Enanta Pharmaceuticals, Inc.* 1,202 6,142
Entrada Therapeutics, Inc.* 957 12,862
Erasca, Inc.* 13,158 24,869
Fate Therapeutics, Inc.* 3,780 4,914
Foghorn Therapeutics, Inc.* 1,178 4,936
Generation Bio Co.* 8,098 6,285
Geron Corp.* 13,299 38,168
Greenwich Lifesciences, Inc.* 797 10,313
Gyre Therapeutics, Inc.* 1,154 13,283
Halozyme Therapeutics, Inc.* 4,672 264,622
Humacyte, Inc.* 4,175 19,122
Ideaya Biosciences, Inc.* 2,125 51,744
IGM Biosciences, Inc.* 2,221 3,354
ImmunityBio, Inc.* 5,018 17,312
Immunome, Inc.* 2,435 26,858
Immunovant, Inc.* 766 16,653
Inhibrx Biosciences, Inc.* 1,009 13,702
Inmune Bio, Inc.* 1,757 17,851
Inozyme Pharma, Inc.* 2,373 3,417
Insmed, Inc.* 4,074 311,987
Intellia Therapeutics, Inc.* 2,146 22,147
Invivyd, Inc.* 21,714 7,767
Ionis Pharmaceuticals, Inc.* 43,927 1,401,271
Iovance Biotherapeutics, Inc.* 7,878 46,086
Ironwood Pharmaceuticals,
Inc., Class A* 5,454 12,762
iTeos Therapeutics, Inc.* 987 7,442
Janux Therapeutics, Inc.* 696 30,262
KalVista Pharmaceuticals,
Inc.* 1,064 9,480
Kiniksa Pharmaceuticals
International plc, Class A* 970 19,012
Kodiak Sciences, Inc.* 2,321 14,854
Korro Bio, Inc.* 110 3,753
Krystal Biotech, Inc.* 582 92,969

Nationwide Fundamental All Cap Equity Portfolio - January 31, 2025 (Unaudited) - Statement of Investments - 49
Common Stocks
Shares Value ($)
Biotechnology
Kura Oncology, Inc.* 1,281 10,133
Kymera Therapeutics, Inc.* 1,531 60,612
Kyverna Therapeutics, Inc.* 2,319 7,514
Larimar Therapeutics, Inc.* 5,768 22,149
LENZ Therapeutics, Inc. 578 14,756
Lexeo Therapeutics, Inc.* 250 1,358
Lyell Immunopharma, Inc.* 5,076 2,996
Madrigal Pharmaceuticals,
Inc.* 524 175,435
MannKind Corp.* 10,865 62,908
MeiraGTx Holdings plc* 2,599 16,348
Mersana Therapeutics, Inc.* 7,325 4,460
MiMedx Group, Inc.* 5,442 47,345
Mineralys Therapeutics, Inc.* 1,223 12,597
Mirum Pharmaceuticals, Inc.* 746 36,465
Monte Rosa Therapeutics,
Inc.* 3,589 23,903
Myriad Genetics, Inc.* 2,770 35,096
Neurocrine Biosciences, Inc.* 63,375 9,621,593
Nkarta, Inc.* 2,233 5,225
Novavax, Inc.* 3,517 30,563
Nurix Therapeutics, Inc.* 1,902 37,488
Nuvalent, Inc., Class A* 848 72,767
Ocugen, Inc.* 8,463 6,156
Olema Pharmaceuticals, Inc.* 1,347 8,230
Organogenesis Holdings, Inc.,
Class A* 5,633 20,729
ORIC Pharmaceuticals, Inc.* 2,990 31,156
Perspective Therapeutics,
Inc.* 1,944 6,901
Praxis Precision Medicines,
Inc.* 358 27,405
Prelude Therapeutics, Inc.* 2,731 3,004
Prime Medicine, Inc.* 5,671 15,879
ProKidney Corp., Class A* 9,692 15,992
Protagonist Therapeutics, Inc.* 1,739 65,734
Prothena Corp. plc* 532 7,570
PTC Therapeutics, Inc.* 2,438 111,855
Recursion Pharmaceuticals,
Inc., Class A* 8,091 58,579
Regeneron Pharmaceuticals,
Inc.* 4,306 2,897,852
REGENXBIO, Inc.* 514 4,148
Relay Therapeutics, Inc.* 1,876 8,386
Replimune Group, Inc.* 1,663 23,249
Revolution Medicines, Inc.* 4,015 172,444
Rhythm Pharmaceuticals, Inc.* 1,857 110,362
Rigel Pharmaceuticals, Inc.* 1,078 23,339
Rocket Pharmaceuticals, Inc.* 1,904 20,449
Sana Biotechnology, Inc.* 6,223 20,038
Scholar Rock Holding Corp.* 1,621 65,456
Soleno Therapeutics, Inc.* 701 35,211
Solid Biosciences, Inc.* 3,967 12,615
SpringWorks Therapeutics,
Inc.* 1,848 69,300
Spyre Therapeutics, Inc.* 694 15,955
Stoke Therapeutics, Inc.* 1,269 14,568
Summit Therapeutics, Inc.* 2,660 57,190
Sutro Biopharma, Inc.* 4,144 7,956
Syndax Pharmaceuticals, Inc.* 2,906 41,178
Taysha Gene Therapies, Inc.* 9,371 14,057
Common Stocks
Shares Value ($)
Biotechnology
Tenaya Therapeutics, Inc.* 4,663 4,943
TG Therapeutics, Inc.* 3,937 124,803
Tourmaline Bio, Inc.* 521 8,367
Travere Therapeutics, Inc.* 2,386 48,818
TScan Therapeutics, Inc.* 2,767 7,111
Twist Bioscience Corp.* 2,131 111,600
Tyra Biosciences, Inc.* 1,087 15,718
Vaxcyte, Inc.* 3,164 279,444
Vera Therapeutics, Inc., Class
A* 1,083 40,374
Veracyte, Inc.* 3,206 145,809
Vericel Corp.* 1,927 112,807
Vertex Pharmaceuticals, Inc.* 12,653 5,841,637
Verve Therapeutics, Inc.* 3,809 28,987
Vir Biotechnology, Inc.* 1,428 14,851
Viridian Therapeutics, Inc.* 1,632 31,628
Xencor, Inc.* 2,867 52,409
Y-mAbs Therapeutics, Inc.* 1,096 6,543
Zentalis Pharmaceuticals, Inc.* 1,875 3,263
45,738,468
Broadline Retail 3 .7%
Amazon.com, Inc.* 506,017 120,270,121
Groupon, Inc., Class A* 756 7,915
120,278,036
Building Products 0 .4%
American Woodmark Corp.* 423 32,935
Apogee Enterprises, Inc. 1,301 66,377
AZZ, Inc. 936 80,299
Builders FirstSource, Inc.* 10,154 1,698,561
Carrier Global Corp. 40,407 2,641,810
CSW Industrials, Inc. 454 149,734
Fortune Brands Innovations,
Inc. 9,919 710,895
Gibraltar Industries, Inc.* 637 39,093
Griffon Corp. 1,878 142,296
Janus International Group,
Inc.* 1,327 11,001
Masterbrand, Inc.* 4,098 70,977
Resideo Technologies, Inc.* 3,648 82,153
Tecnoglass, Inc. 563 42,788
Trane Technologies plc 14,923 5,413,318
UFP Industries, Inc. 2,266 262,063
Zurn Elkay Water Solutions
Corp. 3,748 147,821
11,592,121
Capital Markets 2 .4%
Acadian Asset Management,
Inc. 1,497 37,305
Artisan Partners Asset
Management, Inc., Class A 2,588 115,658
Bank of New York Mellon
Corp. (The) 23,381 2,009,129
BGC Group, Inc., Class A 9,379 89,476
Blackrock, Inc. 4,921 5,292,535
Brookfield Corp. 16,296 997,315
Charles Schwab Corp. (The) 90,983 7,526,114
Cohen & Steers, Inc. 502 44,492
Diamond Hill Investment
Group, Inc. 315 47,263
DigitalBridge Group, Inc. 1,999 21,929

50 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Capital Markets
Donnelley Financial Solutions,
Inc.* 742 49,247
Forge Global Holdings, Inc.* 11,458 8,823
Hamilton Lane, Inc., Class A 894 142,307
Intercontinental Exchange, Inc. 62,349 9,965,241
KKR & Co., Inc. 65,183 10,890,124
Moelis & Co., Class A 1,899 148,673
Moody's Corp. 9,288 4,638,799
Morgan Stanley 48,464 6,708,872
MSCI, Inc., Class A 10,969 6,545,970
Nasdaq, Inc. 104,518 8,606,012
Patria Investments Ltd., Class
A 4,163 49,498
Perella Weinberg Partners,
Class A 670 17,299
Piper Sandler Cos. 649 205,824
PJT Partners, Inc., Class A 919 151,607
S&P Global, Inc. 21,088 10,995,494
Silvercrest Asset Management
Group, Inc., Class A 814 15,059
StepStone Group, Inc., Class
A 859 55,045
StoneX Group, Inc.* 431 47,203
Tradeweb Markets, Inc., Class
A 14,506 1,840,811
Victory Capital Holdings, Inc.,
Class A 1,885 124,749
Virtus Investment Partners,
Inc. 353 70,423
WisdomTree, Inc. 5,788 56,664
77,514,960
Chemicals 1 .5%
Arcadium Lithium plc* 26,925 154,550
ASP Isotopes, Inc.* 2,191 12,598
Aspen Aerogels, Inc.* 2,270 26,536
Avient Corp. 2,532 108,623
Balchem Corp. 1,096 175,316
Cabot Corp. 2,017 174,410
Ecolab, Inc. 12,048 3,014,289
Ecovyst, Inc.* 2,468 19,152
Element Solutions, Inc. 99,191 2,560,120
Hawkins, Inc. 730 78,044
HB Fuller Co. 1,361 85,920
Ingevity Corp.* 1,287 58,365
Innospec, Inc. 1,010 114,484
Koppers Holdings, Inc. 509 15,148
Linde plc 24,798 11,062,884
Mativ Holdings, Inc. 2,040 19,482
Minerals Technologies, Inc. 1,426 109,360
Orion SA 2,033 28,360
Perimeter Solutions, Inc.* 1,675 20,938
PureCycle Technologies, Inc.* 2,959 27,548
Quaker Chemical Corp. 536 75,672
Rayonier Advanced Materials,
Inc.* 2,489 19,912
RPM International, Inc. 69,573 8,807,942
Sensient Technologies Corp. 1,345 101,561
Sherwin-Williams Co. (The) 42,109 15,081,759
Stepan Co. 244 15,467
Tronox Holdings plc 1,269 13,033
Common Stocks
Shares Value ($)
Chemicals
Westlake Corp. 65,111 7,440,234
49,421,707
Commercial Services & Supplies 0 .3%
ABM Industries, Inc. 2,388 127,424
ACCO Brands Corp. 7,136 37,535
ACV Auctions, Inc., Class A* 2,417 51,144
Brink's Co. (The) 1,899 177,234
Casella Waste Systems, Inc.,
Class A* 1,285 138,189
Cimpress plc* 837 55,644
CompX International, Inc. 464 11,373
CoreCivic, Inc.* 3,104 63,508
Deluxe Corp. 2,989 69,315
Ennis, Inc. 1,972 40,919
GEO Group, Inc. (The)* 4,256 134,107
HNI Corp. 2,043 101,843
Interface, Inc., Class A 4,328 107,161
LanzaTech Global, Inc.* 6,431 6,057
Matthews International Corp.,
Class A 502 14,051
MillerKnoll, Inc. 2,635 59,129
Montrose Environmental
Group, Inc.* 671 13,970
OPENLANE, Inc.* 1,911 38,812
Pitney Bowes, Inc. 6,352 56,596
Quad/Graphics, Inc. 2,325 15,624
Republic Services, Inc., Class
A 18,416 3,993,878
Steelcase, Inc., Class A 5,026 57,698
UniFirst Corp. 446 95,587
Virco Mfg. Corp. 1,953 21,288
Waste Connections, Inc. 26,923 4,947,640
10,435,726
Communications Equipment 0 .6%
ADTRAN Holdings, Inc.* 4,720 48,946
Applied Optoelectronics, Inc.* 1,270 35,458
Calix, Inc.* 1,713 67,972
Cisco Systems, Inc. 117,612 7,127,287
CommScope Holding Co.,
Inc.* 6,354 32,088
Digi International, Inc.* 2,208 69,000
Extreme Networks, Inc.* 3,316 52,426
Harmonic, Inc.* 1,180 13,310
Infinera Corp.* 1,922 12,724
Motorola Solutions, Inc. 21,735 10,199,149
NETGEAR, Inc.* 964 26,655
NetScout Systems, Inc.* 3,528 84,107
Viasat, Inc.* 3,245 31,217
Viavi Solutions, Inc.* 5,614 67,593
17,867,932
Construction & Engineering 0 .2%
Ameresco, Inc., Class A* 933 21,114
Arcosa, Inc. 1,709 173,122
Argan, Inc. 357 48,838
Comfort Systems USA, Inc. 11,471 5,009,959
Concrete Pumping Holdings,
Inc. 4,372 36,987
Construction Partners, Inc.,
Class A* 1,159 93,184
Dycom Industries, Inc.* 790 149,436

Nationwide Fundamental All Cap Equity Portfolio - January 31, 2025 (Unaudited) - Statement of Investments - 51
Common Stocks
Shares Value ($)
Construction & Engineering
Fluor Corp.* 4,304 207,496
Granite Construction, Inc. 1,027 90,520
IES Holdings, Inc.* 306 67,712
Limbach Holdings, Inc.* 252 23,305
MYR Group, Inc.* 315 44,594
Northwest Pipe Co.* 481 23,261
Orion Group Holdings, Inc.* 2,117 16,682
Primoris Services Corp. 2,107 161,754
Sterling Infrastructure, Inc.* 1,078 153,529
Tutor Perini Corp.* 567 13,659
6,335,152
Construction Materials 0 .1%
Knife River Corp.* 1,635 169,353
Martin Marietta Materials, Inc. 6,326 3,442,103
Smith-Midland Corp.* 413 16,533
Summit Materials, Inc., Class
A* 2,745 143,591
United States Lime & Minerals,
Inc. 471 52,083
3,823,663
Consumer Finance 0 .5%
American Express Co. 46,608 14,795,710
Bread Financial Holdings, Inc. 1,916 121,340
Dave, Inc.* 271 25,967
Enova International, Inc.* 701 78,736
FirstCash Holdings, Inc. 974 106,312
LendingClub Corp.* 1,138 15,352
LendingTree, Inc.* 694 31,182
Moneylion, Inc.* 239 20,788
Navient Corp. 4,651 63,579
Nelnet, Inc., Class A 767 84,500
OppFi, Inc. 1,413 19,372
PROG Holdings, Inc. 1,650 70,538
Upstart Holdings, Inc.* 2,242 145,158
World Acceptance Corp.* 135 19,057
15,597,591
Consumer Staples Distribution & Retail 1 .7%
Andersons, Inc. (The) 1,217 49,593
BJ's Wholesale Club Holdings,
Inc.* 93,901 9,300,894
Chefs' Warehouse, Inc. (The)* 621 33,447
Costco Wholesale Corp. 20,889 20,468,713
Dollar Tree, Inc.* 55,264 4,053,615
Ingles Markets, Inc., Class A 87 5,761
Natural Grocers by Vitamin
Cottage, Inc. 616 26,821
Performance Food Group Co.* 94,557 8,539,443
PriceSmart, Inc. 1,103 100,340
Sprouts Farmers Market, Inc.* 2,830 448,102
United Natural Foods, Inc.* 1,376 40,922
Village Super Market, Inc.,
Class A 1,140 38,885
Walmart, Inc. 128,025 12,566,934
Weis Markets, Inc. 682 46,076
55,719,546
Containers & Packaging 0 .4%
Ardagh Metal Packaging SA 4,486 12,426
Avery Dennison Corp. 65,241 12,117,211
Crown Holdings, Inc. 12,201 1,071,980
Greif, Inc., Class A 405 24,794
Common Stocks
Shares Value ($)
Containers & Packaging
Greif, Inc., Class B 245 15,526
Myers Industries, Inc. 1,936 23,309
O-I Glass, Inc.* 5,128 61,228
Pactiv Evergreen, Inc. 1,353 24,002
TriMas Corp. 1,025 24,908
13,375,384
Distributors 0 .0%
†
GigaCloud Technology, Inc.,
Class A* 931 19,849
Weyco Group, Inc. 477 17,048
36,897
Diversified Consumer Services 0 .0%
†
Adtalem Global Education,
Inc.* 1,564 167,551
American Public Education,
Inc.* 742 16,450
Carriage Services, Inc., Class
A 247 10,115
Chegg, Inc.* 12,469 19,202
Frontdoor, Inc.* 2,319 138,862
Graham Holdings Co., Class B 138 128,177
Laureate Education, Inc.* 4,544 85,064
Mister Car Wash, Inc.* 2,372 19,023
OneSpaWorld Holdings Ltd. 3,149 67,263
Perdoceo Education Corp. 1,810 52,092
Strategic Education, Inc. 672 66,011
Stride, Inc.* 963 129,909
Universal Technical Institute,
Inc.* 1,250 34,287
934,006
Diversified REITs 0 .0%
†
Alexander & Baldwin, Inc. 4,293 76,630
Alpine Income Property Trust,
Inc. 924 15,579
American Assets Trust, Inc. 2,870 69,684
Broadstone Net Lease, Inc. 5,856 92,173
Empire State Realty Trust,
Inc., Class A 4,975 47,561
Essential Properties Realty
Trust, Inc. 5,507 176,775
One Liberty Properties, Inc. 436 11,192
489,594
Diversified Telecommunication Services 0 .7%
AST SpaceMobile, Inc., Class
A* 3,711 75,111
AT&T, Inc. 907,931 21,545,203
Cogent Communications
Holdings, Inc. 1,149 86,566
Globalstar, Inc.* 10,713 16,391
IDT Corp., Class B 1,313 61,947
Liberty Latin America Ltd.,
Class A* 3,532 21,828
Liberty Latin America Ltd.,
Class C* 3,134 19,211
Lumen Technologies, Inc.* 31,227 154,261
21,980,518
Electric Utilities 1 .0%
ALLETE, Inc. 1,896 124,416
Alliant Energy Corp. 29,757 1,752,092

52 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Electric Utilities
American Electric Power Co.,
Inc. 29,292 2,881,161
Constellation Energy Corp. 9,331 2,799,113
Duke Energy Corp. 26,923 3,015,107
Entergy Corp. 92,263 7,480,684
FirstEnergy Corp. 40,385 1,607,323
Genie Energy Ltd., Class B 1,502 21,524
Hawaiian Electric Industries,
Inc.* 6,701 61,247
MGE Energy, Inc. 990 88,951
NextEra Energy, Inc. 63,057 4,512,359
NRG Energy, Inc. 39,868 4,084,078
Otter Tail Corp. 1,376 106,007
PG&E Corp. 111,236 1,740,843
Portland General Electric Co. 2,770 113,958
TXNM Energy, Inc. 1,902 91,962
30,480,825
Electrical Equipment 1 .3%
American Superconductor
Corp.* 1,132 29,738
AMETEK, Inc. 55,307 10,207,460
Amprius Technologies, Inc.* 4,178 13,913
Array Technologies, Inc.* 5,696 41,752
Atkore, Inc. 1,213 98,787
Blink Charging Co.* 12,399 15,127
Bloom Energy Corp., Class A* 5,654 133,321
ChargePoint Holdings, Inc.* 19,695 18,950
Eaton Corp. plc 24,791 8,092,774
EnerSys 1,437 139,490
Enovix Corp.* 5,243 63,231
Fluence Energy, Inc.* 1,412 18,370
Freyr Battery, Inc.* 3,820 7,182
FuelCell Energy, Inc.* 1,206 9,262
GE Vernova, Inc. 20,446 7,623,904
GrafTech International Ltd.* 17,128 25,692
NANO Nuclear Energy, Inc.* 900 34,758
NEXTracker, Inc., Class A* 3,588 180,907
NuScale Power Corp., Class
A* 2,521 60,101
nVent Electric plc 77,227 5,026,705
Plug Power, Inc.* 27,676 51,477
Powell Industries, Inc. 258 61,863
Rockwell Automation, Inc. 30,650 8,533,879
Shoals Technologies Group,
Inc., Class A* 6,377 30,482
Stem, Inc.* 9,855 5,979
SunPower Corp.*∞ 21,848 2
Sunrun, Inc.* 6,258 56,635
TPI Composites, Inc.* 3,164 5,157
40,586,898
Electronic Equipment, Instruments & Components 0 .3%
Advanced Energy Industries,
Inc. 967 111,282
Amphenol Corp., Class A 78,644 5,566,422
Arlo Technologies, Inc.* 2,425 28,397
Badger Meter, Inc. 1,026 219,472
Bel Fuse, Inc., Class A 690 57,001
Belden, Inc. 1,616 188,216
Benchmark Electronics, Inc. 1,740 74,228
CDW Corp. 10,628 2,116,460
Climb Global Solutions, Inc. 123 15,588
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
CTS Corp. 1,426 72,854
Daktronics, Inc.* 1,077 17,674
ePlus, Inc.* 1,181 94,362
Fabrinet* 1,135 245,398
Insight Enterprises, Inc.* 855 147,701
Itron, Inc.* 1,150 123,464
Knowles Corp.* 716 13,554
Methode Electronics, Inc. 1,401 15,859
MicroVision, Inc.* 11,688 18,584
Mirion Technologies, Inc.,
Class A* 3,858 61,111
Napco Security Technologies,
Inc. 1,587 58,243
Novanta, Inc.* 1,075 160,885
OSI Systems, Inc.* 253 49,699
Ouster, Inc.* 1,495 14,890
PAR Technology Corp.* 458 33,246
PC Connection, Inc. 866 64,275
Plexus Corp.* 999 141,568
Rogers Corp.* 587 54,620
Sanmina Corp.* 1,193 99,890
ScanSource, Inc.* 1,228 51,392
TTM Technologies, Inc.* 1,884 46,328
Vishay Intertechnology, Inc. 1,381 23,380
Vishay Precision Group, Inc.* 394 9,180
9,995,223
Energy Equipment & Services 0 .1%
Archrock, Inc. 5,027 141,208
Atlas Energy Solutions, Inc.,
Class A 702 16,118
Baker Hughes Co., Class A 53,847 2,486,655
Borr Drilling Ltd. 4,237 14,702
Cactus, Inc., Class A 2,115 126,287
ChampionX Corp. 7,434 212,910
Core Laboratories, Inc. 1,231 20,890
DMC Global, Inc.* 2,060 16,768
Expro Group Holdings NV* 834 10,533
Helix Energy Solutions Group,
Inc.* 3,129 25,095
Helmerich & Payne, Inc. 3,183 100,551
Innovex International, Inc.* 380 5,920
Liberty Energy, Inc., Class A 6,729 123,208
Nabors Industries Ltd.* 478 27,351
Noble Corp. plc 3,542 113,521
NPK International, Inc.* 4,050 28,026
Oceaneering International,
Inc.* 3,484 86,577
Patterson-UTI Energy, Inc. 14,764 119,146
ProPetro Holding Corp.* 5,568 49,444
Ranger Energy Services, Inc.,
Class A 2,726 44,679
RPC, Inc. 4,760 29,179
Seadrill Ltd.* 1,947 70,404
Select Water Solutions, Inc.,
Class A 6,003 75,038
Solaris Energy Infrastructure,
Inc., Class A 201 5,485
Tidewater, Inc.* 1,308 72,084
Transocean Ltd.* 12,759 50,015
Valaris Ltd.* 983 47,125
4,118,919

Nationwide Fundamental All Cap Equity Portfolio - January 31, 2025 (Unaudited) - Statement of Investments - 53
Common Stocks
Shares Value ($)
Entertainment 1 .5%
AMC Entertainment Holdings,
Inc., Class A* 7,587 23,595
Atlanta Braves Holdings, Inc.,
Class C* 929 35,999
Cinemark Holdings, Inc.* 3,893 111,457
Electronic Arts, Inc. 14,879 1,828,778
IMAX Corp.* 765 18,016
Lions Gate Entertainment
Corp., Class B* 5,220 36,644
Madison Square Garden
Entertainment Corp., Class
A* 1,386 50,367
Marcus Corp. (The) 1,505 30,281
Netflix, Inc.* 32,567 31,810,143
Playstudios, Inc.* 13,617 23,830
Sphere Entertainment Co.* 743 34,624
TKO Group Holdings, Inc.,
Class A* 31,883 4,948,560
Walt Disney Co. (The) 85,420 9,657,585
48,609,879
Financial Services 3 .8%
Alerus Financial Corp. 720 15,221
Apollo Global Management,
Inc. 20,004 3,420,284
AvidXchange Holdings, Inc.* 1,551 16,441
Banco Latinoamericano de
Comercio Exterior SA, Class
E 233 8,803
Berkshire Hathaway, Inc.,
Class B* 35,648 16,707,148
Burford Capital Ltd. 4,548 63,854
Cannae Holdings, Inc. 1,538 30,391
Cass Information Systems,
Inc. 358 14,746
Compass Diversified Holdings 554 11,772
Corpay, Inc.* 26,708 10,162,127
Enact Holdings, Inc. 2,213 74,755
Essent Group Ltd. 4,023 234,340
EVERTEC, Inc. 1,928 62,602
Federal Agricultural Mortgage
Corp., Class C 310 61,312
Fidelity National Information
Services, Inc. 76,091 6,199,134
Fiserv, Inc.* 46,053 9,949,290
Flywire Corp.* 2,745 53,061
Global Payments, Inc. 43,482 4,906,944
HA Sustainable Infrastructure
Capital, Inc. 3,114 87,223
International Money Express,
Inc.* 2,089 39,503
Jackson Financial, Inc., Class
A 2,559 241,160
Marqeta, Inc., Class A* 16,553 63,729
Mastercard, Inc., Class A 78,839 43,789,546
Mr. Cooper Group, Inc.* 1,492 154,884
NCR Atleos Corp.* 1,941 61,840
NMI Holdings, Inc., Class A* 3,698 142,817
Onity Group, Inc.* 523 18,891
Pagseguro Digital Ltd., Class
A* 7,373 54,929
Payoneer Global, Inc.* 6,588 69,833
Common Stocks
Shares Value ($)
Financial Services
Paysafe Ltd.* 1,331 25,821
PennyMac Financial Services,
Inc. 541 56,637
Radian Group, Inc. 6,321 215,040
Remitly Global, Inc.* 2,160 50,760
Repay Holdings Corp., Class
A* 3,157 23,583
Sezzle, Inc.* 77 18,019
StoneCo Ltd., Class A* 9,500 87,115
Visa, Inc., Class A(a) 71,029 24,277,712
Walker & Dunlop, Inc. 985 94,629
121,565,896
Food Products 0 .1%
B&G Foods, Inc. 2,047 13,265
Beyond Meat, Inc.* 2,471 9,785
Cal-Maine Foods, Inc. 1,668 179,977
Dole plc 3,691 50,271
Fresh Del Monte Produce, Inc. 1,754 53,480
Hain Celestial Group, Inc.
(The)* 5,149 26,054
J & J Snack Foods Corp. 315 43,227
John B Sanfilippo & Son, Inc. 396 28,647
Lancaster Colony Corp. 661 111,537
Lifeway Foods, Inc.* 427 9,838
Mama's Creations, Inc.* 1,920 14,784
Nestle SA, ADR 3,213 273,041
Simply Good Foods Co. (The)* 2,079 79,002
TreeHouse Foods, Inc.* 591 20,401
Utz Brands, Inc. 57,766 771,754
Vital Farms, Inc.* 911 39,970
WK Kellogg Co. 3,459 57,385
1,782,418
Gas Utilities 0 .1%
Brookfield Infrastructure Corp.,
Class A 4,275 178,353
Chesapeake Utilities Corp. 319 38,998
New Jersey Resources Corp. 3,004 144,042
Northwest Natural Holding Co. 298 11,896
ONE Gas, Inc. 1,275 90,066
Southwest Gas Holdings, Inc. 2,297 171,540
Spire, Inc. 2,049 145,397
UGI Corp. 25,506 783,799
1,564,091
Ground Transportation 1 .3%
ArcBest Corp. 971 92,837
Canadian Pacific Kansas City
Ltd. 43,219 3,440,232
Covenant Logistics Group,
Inc., Class A 560 15,518
FTAI Infrastructure, Inc. 2,109 14,805
Hertz Global Holdings, Inc.* 8,054 33,263
Old Dominion Freight Line, Inc. 72,900 13,530,969
PAMT Corp.* 836 13,384
RXO, Inc.* 2,893 74,206
Saia, Inc.*(a) 17,832 8,561,322
Uber Technologies, Inc.* 217,207 14,520,288
Universal Logistics Holdings,
Inc. 505 22,331
Werner Enterprises, Inc. 2,364 85,340
40,404,495

54 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies 2 .3%
Abbott Laboratories 209,460 26,796,218
Alphatec Holdings, Inc.* 2,784 32,823
AngioDynamics, Inc.* 3,687 42,069
Artivion, Inc.* 1,029 31,858
AtriCure, Inc.* 1,274 50,794
Avanos Medical, Inc.* 2,622 45,151
Axogen, Inc.* 871 15,861
Bioventus, Inc., Class A* 672 7,177
Boston Scientific Corp.* 189,442 19,391,283
Cerus Corp.* 6,758 12,637
CONMED Corp. 1,377 98,841
Cooper Cos., Inc. (The)* 58,098 5,609,362
Dexcom, Inc.* 35,425 3,075,953
Embecta Corp. 2,602 46,654
Glaukos Corp.* 1,207 188,823
Haemonetics Corp.* 1,094 75,541
ICU Medical, Inc.* 724 118,997
Inari Medical, Inc.* 1,419 113,052
Inmode Ltd.* 2,390 41,132
Integer Holdings Corp.* 956 135,962
Integra LifeSciences Holdings
Corp.* 2,437 63,606
iRadimed Corp. 773 45,769
iRhythm Technologies, Inc.* 779 84,794
Lantheus Holdings, Inc.* 1,910 176,694
LeMaitre Vascular, Inc. 1,020 98,869
LivaNova plc* 1,882 94,006
Medtronic plc 109,110 9,909,370
Merit Medical Systems, Inc.* 1,369 149,057
Neogen Corp.* 4,611 52,842
NeuroPace, Inc.* 1,295 17,819
Novocure Ltd.* 2,871 70,397
Omnicell, Inc.* 1,069 48,094
OraSure Technologies, Inc.* 791 3,180
Orchestra BioMed Holdings,
Inc.* 2,895 15,170
Orthofix Medical, Inc.* 910 16,680
Paragon 28, Inc.* 679 8,840
PROCEPT BioRobotics Corp.* 1,232 89,320
RxSight, Inc.* 925 31,330
Semler Scientific, Inc.* 432 22,447
STAAR Surgical Co.* 1,842 44,558
Tactile Systems Technology,
Inc.* 1,416 24,794
Tandem Diabetes Care, Inc.* 1,837 68,079
TransMedics Group, Inc.* 851 57,485
UFP Technologies, Inc.* 280 76,905
Utah Medical Products, Inc. 570 34,901
Varex Imaging Corp.* 1,338 18,384
Zimmer Biomet Holdings, Inc. 55,264 6,050,303
Zimvie, Inc.* 993 13,743
Zynex, Inc.* 1,912 14,990
73,332,614
Health Care Providers & Services 2 .3%
Acadia Healthcare Co., Inc.* 39,676 1,789,784
Accolade, Inc.* 2,297 15,826
AdaptHealth Corp., Class A* 4,837 52,336
Addus HomeCare Corp.* 642 80,353
agilon health, Inc.* 7,701 25,721
Alignment Healthcare, Inc.* 2,989 46,001
Common Stocks
Shares Value ($)
Health Care Providers & Services
AMN Healthcare Services,
Inc.* 1,155 31,786
Astrana Health, Inc.* 907 33,441
Aveanna Healthcare Holdings,
Inc.* 2,864 13,174
Brookdale Senior Living, Inc.* 1,491 6,903
Castle Biosciences, Inc.* 1,024 28,948
Cencora, Inc. 41,192 10,471,418
Centene Corp.* 39,977 2,559,727
Community Health Systems,
Inc.* 7,108 22,746
Concentra Group Holdings
Parent, Inc. 2,748 64,056
CorVel Corp.* 1,063 123,149
Cross Country Healthcare,
Inc.* 758 13,811
CVS Health Corp. 72,976 4,121,684
DocGo, Inc.* 4,297 21,012
Elevance Health, Inc. 9,138 3,615,907
Encompass Health Corp. 25,073 2,488,997
Enhabit, Inc.* 1,246 10,466
Ensign Group, Inc. (The) 1,751 244,545
GeneDx Holdings Corp., Class
A* 287 21,482
Guardant Health, Inc.* 3,757 176,504
HCA Healthcare, Inc. 9,919 3,272,377
HealthEquity, Inc.* 2,318 255,954
Hims & Hers Health, Inc.* 5,815 216,783
Humana, Inc. 40,513 11,879,627
InfuSystem Holdings, Inc.* 1,837 14,861
LifeStance Health Group, Inc.* 216,855 1,728,334
McKesson Corp. 5,715 3,398,996
ModivCare, Inc.* 372 1,488
Molina Healthcare, Inc.* 6,326 1,963,654
National HealthCare Corp. 675 69,302
National Research Corp. 1,944 32,406
NeoGenomics, Inc.* 2,616 37,409
Option Care Health, Inc.* 5,754 177,914
Owens & Minor, Inc.* 1,863 26,529
Patterson Cos., Inc. 1,398 43,268
Pediatrix Medical Group, Inc.* 2,792 39,032
Pennant Group, Inc. (The)* 217 5,744
Privia Health Group, Inc.* 1,996 45,609
Progyny, Inc.* 2,122 49,167
Quest Diagnostics, Inc. 20,547 3,351,216
RadNet, Inc.* 1,466 95,979
Select Medical Holdings Corp. 5,250 103,268
Surgery Partners, Inc.* 2,080 53,019
Talkspace, Inc.* 5,320 16,492
UnitedHealth Group, Inc. 40,191 21,803,216
US Physical Therapy, Inc. 522 46,307
Viemed Healthcare, Inc.* 1,658 13,579
74,821,307
Health Care REITs 0 .3%
Alexandria Real Estate
Equities, Inc. 73,107 7,116,966
American Healthcare REIT,
Inc. 2,243 63,455
CareTrust REIT, Inc. 3,203 84,880
Diversified Healthcare Trust 13,343 33,091
LTC Properties, Inc. 1,323 45,511

Nationwide Fundamental All Cap Equity Portfolio - January 31, 2025 (Unaudited) - Statement of Investments - 55
Common Stocks
Shares Value ($)
Health Care REITs
National Health Investors, Inc. 1,909 130,022
Sabra Health Care REIT, Inc. 9,357 156,355
Strawberry Fields REIT, Inc. 1,389 15,557
Universal Health Realty
Income Trust 1,143 44,623
Ventas, Inc. 47,470 2,868,137
10,558,597
Health Care Technology 0 .1%
Definitive Healthcare Corp.,
Class A* 5,164 25,097
Evolent Health, Inc., Class A* 3,613 37,756
Health Catalyst, Inc.* 2,017 11,356
HealthStream, Inc. 1,744 56,942
Phreesia, Inc.* 2,007 57,119
Schrodinger, Inc.* 228 5,717
Teladoc Health, Inc.* 6,101 61,986
Waystar Holding Corp.* 38,833 1,560,698
1,816,671
Hotel & Resort REITs 0 .0%
†
Apple Hospitality REIT, Inc. 9,030 139,423
Braemar Hotels & Resorts, Inc. 5,716 14,576
DiamondRock Hospitality Co. 6,987 61,346
RLJ Lodging Trust 6,357 61,981
Ryman Hospitality Properties,
Inc. 2,240 234,841
Service Properties Trust 10,111 28,816
Xenia Hotels & Resorts, Inc. 3,729 55,786
596,769
Hotels, Restaurants & Leisure 2 .2%
Accel Entertainment, Inc.,
Class A* 3,457 38,960
Bally's Corp.* 576 10,472
BJ's Restaurants, Inc.* 829 30,002
Bloomin' Brands, Inc. 2,364 29,692
Booking Holdings, Inc. 1,406 6,661,009
Brinker International, Inc.* 1,344 244,568
Carnival Corp.* 273,484 7,567,302
Cheesecake Factory, Inc.
(The) 2,325 130,549
Cracker Barrel Old Country
Store, Inc. 837 54,388
Dave & Buster's
Entertainment, Inc.* 1,168 31,022
Denny's Corp.* 2,293 14,515
Despegar.com Corp.* 1,200 23,064
Dine Brands Global, Inc. 171 5,195
Domino's Pizza, Inc. 9,022 4,051,961
DraftKings, Inc., Class A* 151,621 6,360,501
El Pollo Loco Holdings, Inc.* 1,447 17,176
Everi Holdings, Inc.* 2,402 32,763
First Watch Restaurant Group,
Inc.* 710 14,896
Global Business Travel Group
I* 1,808 15,947
Hilton Grand Vacations, Inc.* 1,899 78,239
International Game
Technology plc 3,222 54,838
Kura Sushi USA, Inc., Class A* 214 17,120
Las Vegas Sands Corp. 94,231 4,318,607
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Life Time Group Holdings,
Inc.* 1,380 40,006
Lindblad Expeditions Holdings,
Inc.* 3,078 39,152
McDonald's Corp. 65,428 18,889,064
Monarch Casino & Resort, Inc. 415 35,416
Papa John's International, Inc. 353 13,968
Portillo's, Inc., Class A* 2,468 34,330
Red Rock Resorts, Inc., Class
A 1,501 73,624
Rush Street Interactive, Inc.* 2,325 33,899
Sabre Corp.* 14,287 47,861
Shake Shack, Inc., Class A* 1,441 170,225
Six Flags Entertainment Corp. 2,656 117,103
Soho House & Co., Inc., Class
A* 150,912 1,187,677
Starbucks Corp. 116,017 12,492,711
Super Group SGHC Ltd. 8,557 69,226
Sweetgreen, Inc., Class A* 3,258 107,253
Texas Roadhouse, Inc., Class
A 45,668 8,270,475
United Parks & Resorts, Inc.* 761 39,998
71,464,774
Household Durables 0 .4%
Beazer Homes USA, Inc.* 449 9,950
Cavco Industries, Inc.* 327 166,325
Century Communities, Inc. 812 62,021
Champion Homes, Inc.* 1,425 131,570
Dream Finders Homes, Inc.,
Class A* 546 12,596
Flexsteel Industries, Inc. 305 15,046
Green Brick Partners, Inc.* 847 51,218
Helen of Troy Ltd.* 96 5,931
Hovnanian Enterprises, Inc.,
Class A* 193 25,551
Installed Building Products,
Inc. 770 153,107
KB Home 2,799 187,813
La-Z-Boy, Inc. 889 41,961
Lennar Corp., Class A 81,480 10,693,435
LGI Homes, Inc.* 336 29,998
Lovesac Co. (The)* 548 14,007
M/I Homes, Inc.* 952 119,762
Meritage Homes Corp. 2,516 195,921
Millrose Properties, Inc., Class
A*∞ 40,740 378,882
Sonos, Inc.* 771 10,632
Taylor Morrison Home Corp.,
Class A* 3,580 230,767
Toll Brothers, Inc. 6,430 873,258
Tri Pointe Homes, Inc.* 3,582 132,032
13,541,783
Household Products 1 .2%
Central Garden & Pet Co.,
Class A* 1,272 39,674
Colgate-Palmolive Co. 116,064 10,062,749
Energizer Holdings, Inc. 2,794 94,968
Procter & Gamble Co. (The) 179,005 29,713,040
WD-40 Co. 373 87,636
39,998,067

56 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Independent Power and Renewable Electricity Producers
0 .4%
Altus Power, Inc., Class A* 4,170 16,805
Montauk Renewables, Inc.* 4,574 19,119
Ormat Technologies, Inc. 1,201 77,044
Sunnova Energy International,
Inc.* 7,682 19,743
Talen Energy Corp.* 3,733 827,718
Vistra Corp. 63,604 10,687,380
11,647,809
Industrial Conglomerates 0 .7%
3M Co. 63,057 9,597,275
Brookfield Business Corp.,
Class A 938 22,390
Honeywell International, Inc. 56,394 12,616,466
22,236,131
Industrial REITs 0 .2%
Industrial Logistics Properties
Trust 4,847 19,242
Innovative Industrial
Properties, Inc. 1,216 87,163
LXP Industrial Trust 9,566 79,589
Plymouth Industrial REIT, Inc. 1,444 24,259
Prologis, Inc. 48,887 5,829,775
Terreno Realty Corp. 1,935 126,588
6,166,616
Insurance 3 .7%
Allstate Corp. (The) 84,950 16,338,433
American Financial Group, Inc. 50,076 6,838,379
American International Group,
Inc. 146,661 10,803,049
AMERISAFE, Inc. 244 12,205
Aon plc, Class A 51,314 19,028,257
Arch Capital Group Ltd. 82,749 7,701,449
Assurant, Inc. 17,146 3,689,648
Baldwin Insurance Group, Inc.
(The), Class A* 1,109 45,414
CNO Financial Group, Inc. 4,511 180,169
Employers Holdings, Inc. 1,684 82,785
Enstar Group Ltd.* 281 91,884
Fidelis Insurance Holdings Ltd. 2,626 43,329
Genworth Financial, Inc.,
Class A* 10,715 77,469
Globe Life, Inc. 34,717 4,238,599
Goosehead Insurance, Inc.,
Class A 611 65,481
Greenlight Capital Re Ltd.,
Class A* 3,391 45,779
Hamilton Insurance Group
Ltd., Class B* 1,744 33,363
HCI Group, Inc. 326 39,749
Heritage Insurance Holdings,
Inc.* 979 10,779
Hippo Holdings, Inc.* 888 24,864
Horace Mann Educators Corp. 2,028 78,342
Investors Title Co. 175 39,436
Lemonade, Inc.* 1,744 57,971
Marsh & McLennan Cos., Inc. 52,752 11,440,854
MBIA, Inc.* 2,816 20,022
Mercury General Corp. 1,219 60,755
MetLife, Inc. 39,294 3,399,324
Common Stocks
Shares Value ($)
Insurance
Oscar Health, Inc., Class A* 5,963 98,986
Palomar Holdings, Inc.* 477 51,454
Root, Inc., Class A* 240 23,400
Safety Insurance Group, Inc. 582 45,984
Selective Insurance Group,
Inc. 1,515 127,457
SiriusPoint Ltd.* 1,533 22,320
Skyward Specialty Insurance
Group, Inc.* 819 36,265
Stewart Information Services
Corp. 830 54,108
Travelers Cos., Inc. (The) 38,623 9,469,587
Trupanion, Inc.* 660 31,310
United Fire Group, Inc. 527 13,075
Universal Insurance Holdings,
Inc. 2,033 39,318
Unum Group 301,238 22,969,397
117,470,449
Interactive Media & Services 6 .8%
Alphabet, Inc., Class A 488,632 99,690,701
Alphabet, Inc., Class C 315,404 64,847,062
Bumble, Inc., Class A* 5,489 44,516
Cargurus, Inc., Class A* 3,320 130,144
Cars.com, Inc.* 2,994 53,652
fuboTV, Inc.* 11,073 44,735
Match Group, Inc. 58,098 2,074,099
Meta Platforms, Inc., Class A 76,267 52,561,691
Outbrain, Inc.* 1,108 6,659
Shutterstock, Inc. 855 25,240
Vimeo, Inc.* 3,045 20,432
Yelp, Inc., Class A* 2,735 109,236
Ziff Davis, Inc.* 1,647 88,757
ZipRecruiter, Inc., Class A* 764 5,256
219,702,180
IT Services 1 .3%
Accenture plc, Class A 60,171 23,162,826
Applied Digital Corp.* 5,982 42,592
ASGN, Inc.* 1,699 149,869
BigBear.ai Holdings, Inc.* 7,678 32,555
DigitalOcean Holdings, Inc.* 1,846 76,572
Fastly, Inc., Class A* 1,414 14,805
Gartner, Inc.* 3,627 1,968,844
Hackett Group, Inc. (The) 1,789 55,244
Information Services Group,
Inc. 4,647 14,220
International Business
Machines Corp. 54,487 13,932,326
Rackspace Technology, Inc.* 3,598 9,463
Unisys Corp.* 784 5,221
Wix.com Ltd.* 7,319 1,748,436
41,212,973
Leisure Products 0 .0%
†
Acushnet Holdings Corp. 1,509 98,568
Escalade, Inc. 758 11,233
Funko, Inc., Class A* 1,331 18,634
Latham Group, Inc.* 990 7,227
Malibu Boats, Inc., Class A* 398 15,239
MasterCraft Boat Holdings,
Inc.* 846 15,406

Nationwide Fundamental All Cap Equity Portfolio - January 31, 2025 (Unaudited) - Statement of Investments - 57
Common Stocks
Shares Value ($)
Leisure Products
Peloton Interactive, Inc., Class
A* 10,539 81,677
Topgolf Callaway Brands
Corp.* 2,902 22,810
270,794
Life Sciences Tools & Services 1 .2%
Adaptive Biotechnologies
Corp.* 4,197 32,527
Agilent Technologies, Inc. 15,587 2,361,742
Avantor, Inc.* 64,474 1,436,481
BioLife Solutions, Inc.* 976 26,650
CryoPort, Inc.* 633 4,773
Cytek Biosciences, Inc.* 6,439 33,161
Danaher Corp. 55,983 12,469,653
Harvard Bioscience, Inc.* 5,030 8,601
IQVIA Holdings, Inc.* 13,059 2,629,560
Lifecore Biomedical, Inc.* 2,427 14,416
Mesa Laboratories, Inc. 350 48,192
Mettler-Toledo International,
Inc.* 5,287 7,213,794
Pacific Biosciences of
California, Inc.* 4,239 6,528
Quantum-Si, Inc.* 6,682 13,230
Standard BioTools, Inc.* 7,448 11,544
Thermo Fisher Scientific, Inc. 15,465 9,244,204
West Pharmaceutical
Services, Inc. 11,545 3,943,195
39,498,251
Machinery 2 .7%
3D Systems Corp.* 7,430 26,748
Alamo Group, Inc. 281 52,142
Albany International Corp.,
Class A 1,251 101,018
Atmus Filtration Technologies,
Inc. 1,658 69,338
Blue Bird Corp.* 853 30,384
Caterpillar, Inc. 60,187 22,355,859
Chart Industries, Inc.* 1,102 233,172
Columbus McKinnon Corp. 308 11,217
Deere & Co. 16,520 7,872,771
Eastern Co. (The) 474 12,808
Enerpac Tool Group Corp.,
Class A 2,461 111,213
Enpro, Inc. 563 104,549
ESCO Technologies, Inc. 637 84,555
Federal Signal Corp. 2,153 211,661
Fortive Corp. 116,056 9,438,835
Franklin Electric Co., Inc. 1,683 168,283
Gencor Industries, Inc.* 966 14,867
Gorman-Rupp Co. (The) 1,406 53,962
Greenbrier Cos., Inc. (The) 739 48,966
Helios Technologies, Inc. 225 10,037
Hillenbrand, Inc. 1,268 43,099
Hillman Solutions Corp.* 4,161 41,610
Hyliion Holdings Corp.* 9,756 22,927
IDEX Corp. 42,756 9,590,598
Illinois Tool Works, Inc. 42,053 10,898,456
Ingersoll Rand, Inc. 60,223 5,648,917
ITT, Inc. 56,292 8,501,218
JBT Marel Corp. 854 113,582
Kadant, Inc. 402 149,906
Common Stocks
Shares Value ($)
Machinery
Kennametal, Inc. 3,709 88,831
Lindsay Corp. 259 34,755
Luxfer Holdings plc 2,508 35,488
Miller Industries, Inc. 261 17,218
Mueller Industries, Inc. 4,017 316,339
Mueller Water Products, Inc.,
Class A 5,792 133,216
Nikola Corp.* 1,431 1,131
Parker-Hannifin Corp. 11,913 8,423,087
Proto Labs, Inc.* 540 22,534
REV Group, Inc. 1,605 55,694
SPX Technologies, Inc.* 1,170 173,768
Standex International Corp. 517 94,456
Taylor Devices, Inc.* 364 12,158
Tennant Co. 929 79,448
Terex Corp. 2,336 112,338
Trinity Industries, Inc. 1,536 58,107
Twin Disc, Inc. 1,132 12,780
Wabash National Corp. 1,708 26,645
Watts Water Technologies,
Inc., Class A 995 205,746
85,926,437
Marine Transportation 0 .0%
†
Costamare, Inc. 2,806 32,718
Matson, Inc. 1,244 176,461
209,179
Media 0 .0%
†
Advantage Solutions, Inc.* 3,896 10,285
AMC Networks, Inc., Class A* 619 5,961
Cable One, Inc. 245 74,482
EchoStar Corp., Class A* 2,619 72,442
EW Scripps Co. (The), Class
A* 4,715 8,864
Gambling.com Group Ltd.* 1,113 15,682
Gannett Co., Inc.* 4,686 21,181
Gray Media, Inc. 2,946 11,018
Ibotta, Inc., Class A* 243 17,618
iHeartMedia, Inc., Class A* 9,087 20,173
John Wiley & Sons, Inc., Class
A 1,759 71,996
Magnite, Inc.* 2,539 43,671
PubMatic, Inc., Class A* 731 11,053
Scholastic Corp. 1,128 21,894
TEGNA, Inc. 8,229 149,932
Thryv Holdings, Inc.* 1,899 33,252
Townsquare Media, Inc., Class
A 3,050 27,084
616,588
Metals & Mining 0 .5%
Agnico Eagle Mines Ltd. 24,798 2,304,726
Alpha Metallurgical Resources,
Inc.* 385 70,520
Caledonia Mining Corp. plc 2,151 20,198
Carpenter Technology Corp. 1,304 251,750
Century Aluminum Co.* 1,085 19,834
Coeur Mining, Inc.* 12,766 84,256
Commercial Metals Co. 4,498 218,108
Compass Minerals
International, Inc. 1,090 12,709
Constellium SE, Class A* 4,013 39,849

58 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Metals & Mining
Contango ORE, Inc.* 809 8,389
Freeport-McMoRan, Inc. 72,268 2,590,808
Hecla Mining Co. 16,813 95,498
i-80 Gold Corp.* 13,854 7,846
Ivanhoe Electric, Inc.* 2,324 13,758
Kaiser Aluminum Corp. 354 24,780
Materion Corp. 282 28,482
Metallus, Inc.* 348 5,199
Novagold Resources, Inc.* 3,493 10,933
Nucor Corp. 10,246 1,315,894
Perpetua Resources Corp.* 1,365 16,107
Radius Recycling, Inc., Class A 1,390 16,694
Ramaco Resources, Inc.,
Class A 1,975 18,703
Ramaco Resources, Inc.,
Class B 27 238
Ryerson Holding Corp. 852 19,051
SSR Mining, Inc.* 6,735 54,082
Steel Dynamics, Inc. 77,002 9,871,656
SunCoke Energy, Inc. 4,456 41,842
Warrior Met Coal, Inc. 1,711 90,290
Worthington Steel, Inc. 747 21,700
17,273,900
Mortgage Real Estate Investment Trusts (REITs) 0 .1%
Advanced Flower Capital, Inc. 4,196 34,155
Apollo Commercial Real
Estate Finance, Inc. 5,559 49,253
Arbor Realty Trust, Inc. 7,099 95,056
Ares Commercial Real Estate
Corp. 3,717 21,038
Blackstone Mortgage Trust,
Inc., Class A 4,930 88,740
BrightSpire Capital, Inc., Class
A 5,538 31,179
Chicago Atlantic Real Estate
Finance, Inc. 2,874 44,173
Chimera Investment Corp. 1,936 28,827
Claros Mortgage Trust, Inc. 2,519 8,313
Franklin BSP Realty Trust, Inc. 4,515 57,476
Granite Point Mortgage Trust,
Inc. 10,806 30,689
Ladder Capital Corp., Class A 5,715 64,065
MFA Financial, Inc. 1,240 13,020
Ready Capital Corp. 5,281 35,119
Seven Hills Realty Trust 2,340 30,654
Starwood Property Trust, Inc. 88,563 1,713,694
TPG RE Finance Trust, Inc. 4,659 39,182
Two Harbors Investment Corp. 1,355 17,276
2,401,909
Multi-Utilities 0 .5%
Avista Corp. 2,459 90,049
Black Hills Corp. 2,504 147,060
CenterPoint Energy, Inc. 54,555 1,776,856
CMS Energy Corp. 129,120 8,521,920
DTE Energy Co. 14,216 1,704,214
Northwestern Energy Group,
Inc. 1,335 71,970
Public Service Enterprise
Group, Inc. 26,923 2,249,147
Sempra 32,149 2,666,116
Common Stocks
Shares Value ($)
Multi-Utilities
Unitil Corp. 387 20,732
17,248,064
Office REITs 0 .0%
†
Brandywine Realty Trust 8,604 47,236
COPT Defense Properties 5,021 147,818
Douglas Emmett, Inc. 3,239 59,468
Easterly Government
Properties, Inc., Class A 3,342 37,965
Hudson Pacific Properties, Inc. 12,716 39,801
JBG SMITH Properties 539 8,360
NET Lease Office Properties* 1,121 35,782
Orion Office REIT, Inc. 9,123 36,948
Paramount Group, Inc. 4,964 24,274
Peakstone Realty Trust 2,572 27,649
Piedmont Office Realty Trust,
Inc., Class A 7,421 64,860
530,161
Oil, Gas & Consumable Fuels 2 .7%
Aemetis, Inc.* 1,914 4,421
Ardmore Shipping Corp. 2,703 32,085
Berry Corp. 5,389 23,496
California Resources Corp. 2,516 123,787
Centrus Energy Corp., Class
A* 451 37,117
Cheniere Energy, Inc. 8,783 1,964,318
Chevron Corp. 52,430 7,822,032
Clean Energy Fuels Corp.* 6,091 20,161
CNX Resources Corp.* 4,948 135,476
Comstock Resources, Inc.* 1,839 34,132
ConocoPhillips 127,195 12,570,682
Crescent Energy Co., Class A 2,211 33,298
CVR Energy, Inc. 540 10,233
Delek US Holdings, Inc. 2,426 43,328
DHT Holdings, Inc. 6,792 76,885
Diamondback Energy, Inc. 16,296 2,678,411
Diversified Energy Co. plc
Reg. S 1,040 16,578
Dorian LPG Ltd. 1,549 37,238
DT Midstream, Inc. 10,628 1,074,278
Energy Fuels, Inc.* 3,548 18,840
EOG Resources, Inc. 29,049 3,654,074
EQT Corp. 41,802 2,136,918
Excelerate Energy, Inc., Class
A 668 19,953
Exxon Mobil Corp. 332,632 35,535,077
FLEX LNG Ltd. 753 19,209
Golar LNG Ltd. 2,677 109,088
Green Plains, Inc.* 1,020 9,109
Gulfport Energy Corp.* 435 77,652
International Seaways, Inc. 2,198 85,612
Kinetik Holdings, Inc., Class A 668 43,039
Kosmos Energy Ltd.* 12,123 38,551
Magnolia Oil & Gas Corp.,
Class A 6,917 163,933
Murphy Oil Corp. 5,156 137,304
NextDecade Corp.* 2,154 18,266
Nordic American Tankers Ltd. 3,700 9,990
Northern Oil & Gas, Inc. 1,972 70,893
ONEOK, Inc. 20,547 1,996,552
Par Pacific Holdings, Inc.* 1,665 27,839
PBF Energy, Inc., Class A 3,466 101,415

Nationwide Fundamental All Cap Equity Portfolio - January 31, 2025 (Unaudited) - Statement of Investments - 59
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Phillips 66 90,929 10,717,801
PrimeEnergy Resources
Corp.* 176 38,350
REX American Resources
Corp.* 478 19,942
Riley Exploration Permian, Inc. 501 16,608
Sable Offshore Corp.* 2,762 68,857
SandRidge Energy, Inc. 1,103 13,071
Scorpio Tankers, Inc. 2,150 102,383
SFL Corp. Ltd. 3,695 38,982
Shell plc, ADR 13,023 857,565
Sitio Royalties Corp., Class A 2,077 41,831
SM Energy Co. 3,867 146,791
Talos Energy, Inc.* 2,247 22,290
Targa Resources Corp. 7,319 1,440,379
Teekay Corp. Ltd. 4,654 33,230
Teekay Tankers Ltd., Class A 1,083 45,399
Uranium Energy Corp.* 11,790 83,237
VAALCO Energy, Inc. 8,641 35,428
Vitesse Energy, Inc. 1,687 43,660
W&T Offshore, Inc. 10,395 16,216
Williams Cos., Inc. (The) 39,676 2,199,241
World Kinect Corp. 2,002 56,597
87,049,128
Paper & Forest Products 0 .0%
†
Sylvamo Corp. 1,302 104,290
Passenger Airlines 0 .3%
Allegiant Travel Co. 149 15,262
Blade Air Mobility, Inc.* 3,880 14,938
Delta Air Lines, Inc. 24,366 1,639,101
JetBlue Airways Corp.* 7,476 49,192
Joby Aviation, Inc.* 14,604 120,629
SkyWest, Inc.* 1,493 180,533
Spirit Airlines, Inc. 11,236 6,742
Sun Country Airlines Holdings,
Inc.* 1,058 17,944
United Airlines Holdings, Inc.* 63,692 6,741,161
8,785,502
Personal Care Products 0 .5%
Edgewell Personal Care Co. 2,174 72,394
elf Beauty, Inc.* 4,999 499,450
Herbalife Ltd.* 5,258 28,709
Honest Co., Inc. (The)* 2,244 14,384
Interparfums, Inc. 365 51,472
Kenvue, Inc. 412,350 8,778,931
Nu Skin Enterprises, Inc.,
Class A 4,144 27,143
Olaplex Holdings, Inc.* 3,332 5,198
Unilever plc, ADR-UK 117,612 6,748,577
16,226,258
Pharmaceuticals 2 .9%
Amneal Pharmaceuticals, Inc.* 4,656 38,459
Amphastar Pharmaceuticals,
Inc.* 917 31,976
ANI Pharmaceuticals, Inc.* 470 27,561
Arvinas, Inc.* 747 13,155
AstraZeneca plc, ADR-UK 140,860 9,967,254
Atea Pharmaceuticals, Inc.* 4,232 12,950
Axsome Therapeutics, Inc.* 888 94,536
Biote Corp., Class A* 2,676 13,621
Common Stocks
Shares Value ($)
Pharmaceuticals
Bristol-Myers Squibb Co. 94,940 5,596,713
Collegium Pharmaceutical,
Inc.* 1,342 43,105
Corcept Therapeutics, Inc.* 2,553 170,847
CorMedix, Inc.* 1,346 13,823
Edgewise Therapeutics, Inc.* 2,257 63,241
Eli Lilly & Co. 46,906 38,044,518
Enliven Therapeutics, Inc.* 908 19,849
Esperion Therapeutics, Inc.* 3,708 6,637
Evolus, Inc.* 1,405 19,628
Fulcrum Therapeutics, Inc.* 1,788 7,080
Harmony Biosciences
Holdings, Inc.* 1,852 71,802
Harrow, Inc.* 679 20,859
Innoviva, Inc.* 3,741 69,732
Johnson & Johnson 96,984 14,756,116
Ligand Pharmaceuticals, Inc.* 476 55,478
Merck & Co., Inc. 221,034 21,842,580
Mind Medicine MindMed, Inc.* 2,326 15,794
Neumora Therapeutics, Inc.* 1,456 2,810
Novo Nordisk A/S, ADR-DK 7,085 598,328
Nuvation Bio, Inc.* 11,711 27,052
Ocular Therapeutix, Inc.* 3,498 26,935
Omeros Corp.* 2,495 21,507
Pacira BioSciences, Inc.* 1,320 34,756
Phibro Animal Health Corp.,
Class A 2,321 50,621
Pliant Therapeutics, Inc.* 1,347 14,480
Prestige Consumer
Healthcare, Inc.* 2,123 162,983
SIGA Technologies, Inc. 3,043 18,197
Supernus Pharmaceuticals,
Inc.* 1,944 74,591
Tarsus Pharmaceuticals, Inc.* 925 49,728
Telomir Pharmaceuticals, Inc.* 3,412 16,582
Terns Pharmaceuticals, Inc.* 2,116 9,437
Trevi Therapeutics, Inc.* 1,237 4,874
WaVe Life Sciences Ltd.* 1,229 14,220
Xeris Biopharma Holdings,
Inc.* 6,642 23,645
92,168,060
Professional Services 0 .5%
Alight, Inc., Class A 7,300 50,005
Barrett Business Services, Inc. 1,257 54,466
BlackSky Technology, Inc.* 1,515 22,710
CBIZ, Inc.* 930 79,803
CRA International, Inc. 383 70,311
CSG Systems International,
Inc. 878 51,618
Equifax, Inc. 10,716 2,944,542
ExlService Holdings, Inc.* 4,516 226,974
Exponent, Inc. 1,171 107,346
First Advantage Corp.* 1,664 31,416
Heidrick & Struggles
International, Inc. 1,303 60,576
Huron Consulting Group, Inc.* 695 88,112
IBEX Holdings Ltd.* 1,614 35,524
ICF International, Inc. 797 93,018
Innodata, Inc.* 807 29,924
Insperity, Inc. 512 38,405
Jacobs Solutions, Inc. 19,379 2,715,579

60 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Professional Services
Kforce, Inc. 997 55,563
Korn Ferry 2,160 152,777
Legalzoom.com, Inc.* 1,747 15,706
Maximus, Inc. 2,264 170,457
Planet Labs PBC* 5,867 35,789
Spire Global, Inc.* 1,132 19,414
TransUnion 46,761 4,641,029
TriNet Group, Inc. 636 59,396
TTEC Holdings, Inc. 1,395 5,273
Upwork, Inc.* 2,519 39,699
Verisk Analytics, Inc., Class A 9,331 2,682,103
Verra Mobility Corp., Class A* 5,375 141,846
WNS Holdings Ltd.* 1,594 97,632
14,817,013
Real Estate Management & Development 0 .0%
†
Anywhere Real Estate, Inc.* 5,422 19,573
Compass, Inc., Class A* 11,395 82,614
Cushman & Wakefield plc* 8,401 115,850
eXp World Holdings, Inc. 1,509 17,172
Newmark Group, Inc., Class A 4,874 68,870
Opendoor Technologies, Inc.* 28,845 39,806
RE/MAX Holdings, Inc., Class
A* 3,395 33,882
Redfin Corp.* 6,097 48,776
RMR Group, Inc. (The), Class
A 1,169 21,825
St Joe Co. (The) 1,049 50,457
498,825
Residential REITs 0 .9%
American Homes 4 Rent,
Class A 218,269 7,558,656
Apartment Investment and
Management Co., Class A 5,796 52,396
AvalonBay Communities, Inc. 41,795 9,258,010
Centerspace 460 27,945
Elme Communities 2,921 44,574
Equity LifeStyle Properties,
Inc. 152,066 9,952,720
Equity Residential 17,713 1,251,069
Independence Realty Trust,
Inc. 6,426 123,443
Invitation Homes, Inc. 43,927 1,368,326
NexPoint Residential Trust,
Inc. 1,497 59,102
Veris Residential, Inc. 1,904 30,350
29,726,591
Retail REITs 0 .0%
†
Acadia Realty Trust 1,270 29,261
Alexander's, Inc. 210 39,889
CBL & Associates Properties,
Inc. 2,536 77,627
Curbline Properties Corp. 661 16,175
Getty Realty Corp. 1,491 46,236
InvenTrust Properties Corp. 3,162 94,038
Kite Realty Group Trust 5,255 121,653
Macerich Co. (The) 6,840 142,135
Phillips Edison & Co., Inc. 3,099 112,587
Retail Opportunity Investments
Corp. 3,871 67,626
Tanger, Inc. 4,766 156,420
Common Stocks
Shares Value ($)
Retail REITs
Urban Edge Properties 4,081 83,008
Whitestone REIT 3,967 53,158
1,039,813
Semiconductors & Semiconductor Equipment 9 .4%
ACM Research, Inc., Class A* 1,000 20,550
Alpha & Omega
Semiconductor Ltd.* 364 13,985
Ambarella, Inc.* 921 70,659
Analog Devices, Inc. 31,632 6,702,504
Applied Materials, Inc. 100,619 18,146,637
ASML Holding NV
(Registered), ADR-NL 3,453 2,552,837
Axcelis Technologies, Inc.* 1,171 79,628
Broadcom, Inc. 246,728 54,593,505
Cohu, Inc.* 668 15,304
Credo Technology Group
Holding Ltd.* 3,626 253,893
Diodes, Inc.* 1,133 66,824
Enphase Energy, Inc.* 101,245 6,305,539
Entegris, Inc. 19,838 2,014,350
FormFactor, Inc.* 2,627 105,211
Ichor Holdings Ltd.* 1,166 32,018
Impinj, Inc.* 514 65,221
indie Semiconductor, Inc.,
Class A* 3,162 12,964
KLA Corp. 15,782 11,650,904
Kulicke & Soffa Industries, Inc. 1,883 83,511
Lam Research Corp. 38,968 3,158,356
Marvell Technology, Inc. 84,799 9,570,415
MaxLinear, Inc., Class A* 2,174 38,828
MKS Instruments, Inc. 58,351 6,610,001
Navitas Semiconductor Corp.,
Class A* 5,077 15,383
NVE Corp. 519 37,192
NVIDIA Corp. 1,290,372 154,934,966
PDF Solutions, Inc.* 329 9,166
Penguin Solutions, Inc.* 1,656 33,584
Photronics, Inc.* 2,865 65,866
Power Integrations, Inc. 2,132 132,866
QUALCOMM, Inc. 80,837 13,979,142
Rambus, Inc.* 3,908 240,811
Rigetti Computing, Inc.* 6,127 80,693
Semtech Corp.* 2,233 149,522
Silicon Laboratories, Inc.* 837 113,489
SiTime Corp.* 505 103,121
SkyWater Technology, Inc.* 1,458 15,061
Synaptics, Inc.* 863 73,269
Texas Instruments, Inc. 43,219 7,978,660
Ultra Clean Holdings, Inc.* 1,646 60,688
Veeco Instruments, Inc.* 1,431 36,319
300,223,442
Software 9 .6%
8x8, Inc.* 5,855 16,394
A10 Networks, Inc. 4,289 84,107
ACI Worldwide, Inc.* 3,872 207,346
Adeia, Inc. 5,405 69,454
Agilysys, Inc.* 713 64,327
Alarm.com Holdings, Inc.* 1,665 101,016
Alkami Technology, Inc.* 1,313 45,679
Altair Engineering, Inc., Class
A* 1,680 185,388

Nationwide Fundamental All Cap Equity Portfolio - January 31, 2025 (Unaudited) - Statement of Investments - 61
Common Stocks
Shares Value ($)
Software
Appian Corp., Class A* 704 24,703
AppLovin Corp., Class A* 31,336 11,581,472
Arteris, Inc.* 1,972 20,943
Asana, Inc., Class A* 1,490 31,797
Aurora Innovation, Inc., Class
A* 28,220 191,896
Autodesk, Inc.* 8,051 2,506,598
AvePoint, Inc.* 4,400 82,632
Bit Digital, Inc.* 4,100 12,915
Blackbaud, Inc.* 1,694 130,692
BlackLine, Inc.* 1,299 82,941
Blend Labs, Inc., Class A* 7,636 29,399
Box, Inc., Class A* 5,238 174,897
Braze, Inc., Class A* 748 34,393
C3.ai, Inc., Class A* 2,270 71,164
Cerence, Inc.* 1,986 24,746
Check Point Software
Technologies Ltd.* 17,713 3,861,788
Cipher Mining, Inc.* 7,939 45,490
Cleanspark, Inc.* 7,621 79,563
Clear Secure, Inc., Class A 4,092 96,858
Clearwater Analytics Holdings,
Inc., Class A* 4,706 132,521
Commvault Systems, Inc.* 1,595 254,020
Consensus Cloud Solutions,
Inc.* 1,022 28,943
Core Scientific, Inc.* 5,855 71,841
Crowdstrike Holdings, Inc.,
Class A* 21,791 8,674,343
Daily Journal Corp.* 34 13,943
Digital Turbine, Inc.* 7,389 19,359
Dynatrace, Inc.* 141,526 8,173,127
eGain Corp.* 4,277 26,090
Freshworks, Inc., Class A* 3,542 65,881
Hut 8 Corp.* 2,460 53,357
Intapp, Inc.* 839 59,812
InterDigital, Inc. 1,140 208,597
Intuit, Inc. 13,356 8,033,768
Jamf Holding Corp.* 581 8,779
Kaltura, Inc.* 6,981 17,592
LiveRamp Holdings, Inc.* 2,979 101,286
Logility Supply Chain
Solutions, Inc., Class A 2,903 40,990
Manhattan Associates, Inc.* 28,726 5,991,956
MARA Holdings, Inc.* 8,485 155,615
Matterport, Inc.* 3,613 18,824
Meridianlink, Inc.* 351 6,757
Microsoft Corp. 440,339 182,767,105
N-able, Inc.* 950 9,206
NCR Voyix Corp.* 2,215 27,222
NextNav, Inc.* 1,959 24,350
ON24, Inc.* 2,358 16,247
OneSpan, Inc. 2,463 47,388
Oracle Corp. 77,227 13,133,224
Pagaya Technologies Ltd.,
Class A* 2,105 19,534
PagerDuty, Inc.* 1,754 32,484
Porch Group, Inc.* 3,606 16,047
Progress Software Corp. 1,927 110,475
Q2 Holdings, Inc.* 1,482 141,042
Qualys, Inc.* 1,287 179,421
Common Stocks
Shares Value ($)
Software
Rapid7, Inc.* 1,249 48,111
Red Violet, Inc. 1,022 37,201
Rekor Systems, Inc.* 8,697 17,655
ReposiTrak, Inc. 1,793 37,886
Riot Platforms, Inc.* 8,630 102,524
Roadzen, Inc.* 10,099 14,543
Salesforce, Inc. 89,002 30,411,983
Sapiens International Corp.
NV 2,010 54,994
SEMrush Holdings, Inc., Class
A* 1,039 18,120
ServiceNow, Inc.* 11,247 11,453,720
SolarWinds Corp. 3,801 56,559
SoundHound AI, Inc., Class A* 8,801 124,534
Sprout Social, Inc., Class A* 587 19,177
SPS Commerce, Inc.* 1,231 227,341
Synopsys, Inc.* 11,950 6,279,486
Tenable Holdings, Inc.* 2,675 115,266
Terawulf, Inc.* 8,200 39,114
Tyler Technologies, Inc.* 14,595 8,780,936
Varonis Systems, Inc., Class
B* 3,010 136,534
Verint Systems, Inc.* 2,591 65,760
Vertex, Inc., Class A* 1,115 64,391
Viant Technology, Inc., Class
A* 915 20,249
Workiva, Inc., Class A* 1,071 105,194
Zeta Global Holdings Corp.,
Class A* 4,778 87,676
Zuora, Inc., Class A* 1,290 12,874
306,871,572
Specialized REITs 0 .4%
Four Corners Property Trust,
Inc. 73,398 2,013,307
Outfront Media, Inc. 5,922 108,965
PotlatchDeltic Corp. 1,506 67,363
Safehold, Inc. 757 12,271
Uniti Group, Inc. 9,066 49,410
VICI Properties, Inc., Class A 293,976 8,751,666
Weyerhaeuser Co. 32,149 984,402
11,987,384
Specialty Retail 2 .6%
Abercrombie & Fitch Co.,
Class A* 1,745 208,318
Academy Sports & Outdoors,
Inc. 1,660 86,835
American Eagle Outfitters, Inc. 6,152 99,293
Asbury Automotive Group,
Inc.* 616 182,755
Beyond, Inc.* 1,504 12,468
Boot Barn Holdings, Inc.* 978 157,311
Buckle, Inc. (The) 1,691 80,509
Build-A-Bear Workshop, Inc. 917 38,826
Camping World Holdings, Inc.,
Class A 1,470 33,942
EVgo, Inc., Class A* 4,180 14,505
Foot Locker, Inc.* 1,736 34,807
Genesco, Inc.* 1,062 44,232
Group 1 Automotive, Inc. 438 199,943
Home Depot, Inc. (The) 54,112 22,293,062
Lands' End, Inc.* 1,759 21,900

62 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Specialty Retail
Leslie's, Inc.* 2,933 5,925
Lowe's Cos., Inc. 53,983 14,037,739
MarineMax, Inc.* 476 14,451
O'Reilly Automotive, Inc.* 4,142 5,361,488
Petco Health & Wellness Co.,
Inc., Class A* 4,482 15,328
RealReal, Inc. (The)* 3,586 34,210
Revolve Group, Inc., Class A* 1,654 52,233
RumbleON, Inc., Class B* 2,611 11,358
Sally Beauty Holdings, Inc.* 3,905 42,447
Signet Jewelers Ltd. 1,337 79,191
Sonic Automotive, Inc., Class
A 242 17,968
Stitch Fix, Inc., Class A* 4,188 19,725
ThredUp, Inc., Class A* 10,482 22,956
TJX Cos., Inc. (The) 177,406 22,138,495
Ulta Beauty, Inc.* 36,023 14,846,879
Upbound Group, Inc. 524 15,374
Urban Outfitters, Inc.* 2,335 129,406
Victoria's Secret & Co.* 2,383 86,646
Warby Parker, Inc., Class A* 93,794 2,599,032
Winmark Corp. 13 5,065
Zumiez, Inc.* 545 8,698
83,053,320
Technology Hardware, Storage & Peripherals 6 .3%
Apple, Inc. 861,072 203,212,992
CPI Card Group, Inc.* 939 27,015
Diebold Nixdorf, Inc.* 783 33,896
IonQ, Inc.* 5,775 228,055
Xerox Holdings Corp. 5,316 45,398
203,547,356
Textiles, Apparel & Luxury Goods 0 .5%
Figs, Inc., Class A* 2,354 13,394
G-III Apparel Group Ltd.* 923 28,816
Hanesbrands, Inc.* 11,174 90,733
Kontoor Brands, Inc. 2,010 184,619
NIKE, Inc., Class B 98,483 7,573,343
PVH Corp. 85,454 7,656,678
Steven Madden Ltd. 3,027 124,258
Wolverine World Wide, Inc. 2,041 45,576
15,717,417
Tobacco 0 .3%
Philip Morris International, Inc. 73,708 9,596,782
Turning Point Brands, Inc. 1,160 73,938
9,670,720
Trading Companies & Distributors 0 .6%
Applied Industrial
Technologies, Inc. 1,331 346,100
Beacon Roofing Supply, Inc.* 2,049 242,479
BlueLinx Holdings, Inc.* 415 44,729
Boise Cascade Co. 1,544 194,791
DNOW, Inc.* 2,726 40,563
DXP Enterprises, Inc.* 504 51,050
Fastenal Co. 120,308 8,811,358
FTAI Aviation Ltd. 2,757 277,161
GATX Corp. 770 127,412
GMS, Inc.* 1,789 150,884
H&E Equipment Services, Inc. 690 61,196
Herc Holdings, Inc. 903 184,176
Karat Packaging, Inc. 224 6,924
Common Stocks
Shares Value ($)
Trading Companies & Distributors
McGrath RentCorp 464 56,919
MRC Global, Inc.* 3,715 54,536
Rush Enterprises, Inc., Class A 1,536 93,312
United Rentals, Inc. 10,350 7,845,921
Willis Lease Finance Corp. 68 13,186
Xometry, Inc., Class A* 1,203 39,952
18,642,649
Water Utilities 0 .0%
†
American States Water Co. 792 59,004
Cadiz, Inc.* 5,119 25,288
California Water Service
Group 1,479 66,984
Consolidated Water Co. Ltd. 774 20,263
Middlesex Water Co. 837 42,386
SJW Group 514 25,818
York Water Co. (The) 979 30,280
270,023
Wireless Telecommunication Services 0 .4%
Gogo, Inc.* 1,499 12,652
Spok Holdings, Inc. 2,162 34,765
Telephone & Data Systems,
Inc. 2,496 88,234
Tingo Group, Inc.* 1,247 27
T-Mobile US, Inc. 48,489 11,296,482
11,432,160
Total Common Stocks
(cost $2,665,415,331) 3,075,713,059
Exchange Traded Funds 3 .0%
Equity Funds  3.0%
iShares Russell 1000 ETF 22,889 7,602,810
iShares Russell 2000 ETF(a) 392,137 88,811,188
96,413,998
Total Exchange Traded Funds
(cost $84,575,710) 96,413,998
Rights 0 .0%
†
Number of
Rights
Biotechnology 0 .0%
†
Chinook Therapeutics, Inc.,
CVR*^∞ 485 0
Icosavax, Inc., CVR*^∞ 284 0
Inhibrx, Inc., CVR*^∞ 457 0
Poseida Therapeutics, Inc.,
CVR*∞ 3,119 0
0
Total Rights
(cost $0) 0

Nationwide Fundamental All Cap Equity Portfolio - January 31, 2025 (Unaudited) - Statement of Investments - 63
Repurchase Agreements 0 .2%
Principal
Amount ($) Value ($)
CF Secured, LLC,
4.33%, dated 1/31/2025,
due 2/3/2025, repurchase
price $2,938,382,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.50%, maturing
2/28/2025 - 11/15/2054;
total market value
$2,997,149.(b) 2,937,322 2,937,322
Santander US Capital
Markets,
4.31%, dated 1/31/2025,
due 2/3/2025, repurchase
price $2,000,719,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.25% - 4.63%, maturing
3/15/2025 - 2/15/2050;
total market value
$2,040,733.(b) 2,000,000 2,000,000
Societe Generale,
4.32%, dated 1/31/2025,
due 2/3/2025, repurchase
price $2,000,720,
collateralized by U.S.
Government Treasury
Securities, ranging from
4.13% - 4.75%, maturing
8/15/2053 - 5/15/2054;
total market value
$2,040,000.(b) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $6,937,322) 6,937,322
Total Investments
(cost $2,756,928,363) — 99.0% 3,179,064,379
Other assets in excess of liabilities — 1.0% 31,204,857
NET ASSETS — 100.0%
$ 3,210,269,236
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
January 31, 2025. The total value of securities on loan as of
January 31, 2025 was $76,865,949, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $6,937,322 and by $81,860,921 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 6.13%, and maturity
dates ranging from 2/4/2025 – 8/15/2054, a total value of
$88,798,243.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2025 was $6,937,322.
ADR American Depositary Receipt
CVR Contingent Value Rights
DK Denmark
ETF Exchange Traded Fund
NL Netherlands
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
UK United Kingdom

64 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide Fundamental All Cap Equity Portfolio - January 31, 2025 (Unaudited) - Statement of Investments - 65
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ 39,766,494 $ – $ – $ 39,766,494
Air Freight & Logistics 8,539,029 – – 8,539,029
Automobile Components 7,939,775 – – 7,939,775
Automobiles 32,958,077 – – 32,958,077
Banks 130,200,533 – – 130,200,533
Beverages 25,685,660 – – 25,685,660
Biotechnology 45,738,468 – – 45,738,468
Broadline Retail 120,278,036 – – 120,278,036
Building Products 11,592,121 – – 11,592,121
Capital Markets 77,514,961 – – 77,514,961
Chemicals 49,421,707 – – 49,421,707
Commercial Services & Supplies 10,435,726 – – 10,435,726
Communications Equipment 17,867,932 – – 17,867,932
Construction & Engineering 6,335,152 – – 6,335,152
Construction Materials 3,823,663 – – 3,823,663
Consumer Finance 15,597,591 – – 15,597,591
Consumer Staples Distribution & Retail 55,719,546 – – 55,719,546
Containers & Packaging 13,375,384 – – 13,375,384
Distributors 36,897 – – 36,897
Diversified Consumer Services 934,006 – – 934,006
Diversified REITs 489,594 – – 489,594
Diversified Telecommunication Services 21,980,518 – – 21,980,518
Electric Utilities 30,480,825 – – 30,480,825
Electrical Equipment 40,586,896 2 – 40,586,898
Electronic Equipment, Instruments &
Components 9,995,223 – – 9,995,223
Energy Equipment & Services 4,118,919 – – 4,118,919
Entertainment 48,609,879 – – 48,609,879
Financial Services 121,565,896 – – 121,565,896
Food Products 1,782,418 – – 1,782,418
Gas Utilities 1,564,091 – – 1,564,091
Ground Transportation 40,404,495 – – 40,404,495
Health Care Equipment & Supplies 73,332,614 – – 73,332,614
Health Care Providers & Services 74,821,307 – – 74,821,307
Health Care REITs 10,558,597 – – 10,558,597
Health Care Technology 1,816,671 – – 1,816,671
Hotel & Resort REITs 596,769 – – 596,769
Hotels, Restaurants & Leisure 71,464,774 – – 71,464,774
Household Durables 13,162,900 378,883 – 13,541,783
Household Products 39,998,067 – – 39,998,067
Independent Power and Renewable
Electricity Producers 11,647,810 – – 11,647,810
Industrial Conglomerates 22,236,131 – – 22,236,131
Industrial REITs 6,166,616 – – 6,166,616
Insurance 117,470,449 – – 117,470,449
Interactive Media & Services 219,702,179 – – 219,702,179
IT Services 41,212,973 – – 41,212,973
Leisure Products 270,794 – – 270,794
Life Sciences Tools & Services 39,498,252 – – 39,498,252
Machinery 85,926,437 – – 85,926,437
Marine Transportation 209,179 – – 209,179
Media 616,588 – – 616,588
Metals & Mining 17,273,900 – – 17,273,900
Mortgage Real Estate Investment Trusts
(REITs) 2,401,909 – – 2,401,909
Multi-Utilities 17,248,064 – – 17,248,064
Office REITs 530,161 – – 530,161
Oil, Gas & Consumable Fuels 87,049,128 – – 87,049,128
Paper & Forest Products 104,290 – – 104,290

66 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Level 1 Level 2 Level 3 Total
Assets:
Passenger Airlines 8,785,502 $ – $ – $ 8,785,502
Personal Care Products 16,226,258 – – 16,226,258
Pharmaceuticals 92,168,060 – – 92,168,060
Professional Services 14,817,013 – – 14,817,013
Real Estate Management & Development 498,825 – – 498,825
Residential REITs 29,726,591 – – 29,726,591
Retail REITs 1,039,813 – – 1,039,813
Semiconductors & Semiconductor
Equipment 300,223,441 – – 300,223,441
Software 306,871,571 – – 306,871,571
Specialized REITs 11,987,384 – – 11,987,384
Specialty Retail 83,053,320 – – 83,053,320
Technology Hardware, Storage &
Peripherals 203,547,356 – – 203,547,356
Textiles, Apparel & Luxury Goods 15,717,417 – – 15,717,417
Tobacco 9,670,720 – – 9,670,720
Trading Companies & Distributors 18,642,649 – – 18,642,649
Water Utilities 270,023 – – 270,023
Wireless Telecommunication Services 11,432,160 – – 11,432,160
Total Common Stocks $ 3,075,334,174 $ 378,885 $ – $ 3,075,713,059
Exchange Traded Funds 96,413,998 – – 96,413,998
Repurchase Agreements – 6,937,322 – 6,937,322
Rights   – – – –
Total $ 3,171,748,172 $ 7,316,207 $ – $ 3,179,064,379
As of January 31, 2025, the fund held three rights investments that were categorized as Level 3 investments which were each valued at $0.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Amundi Strategic Income Fund - January 31, 2025 (Unaudited) - Statement of Investments - 1
Asset-Backed Securities 14.7%
Principal
Amount ($) Value ($)
CAYMAN ISLANDS 2.7%
Other 2.7%
ACREC Ltd., Series 2021-
FL1, Class A, 5.57%,
10/16/2036(a)(b) 1,001,570 1,000,958
Arbor Realty Commercial
Real Estate Notes Ltd.,
Series 2022-FL2, Class
A, 6.16%, 5/15/2037(a)
(b) 2,323,870 2,324,597
AREIT Ltd., Series 2024-
CRE9, Class A, 5.99%,
5/17/2041(a)(b) 1,490,000 1,496,983
FS Rialto, Series 2021-
FL3, Class A, 5.67%,
11/16/2036(a)(b) 1,684,012 1,681,419
HGI CRE CLO Ltd., Series
2021-FL2, Class A,
5.42%, 9/17/2036(a)(b) 473,865 472,400
LoanCore Issuer Ltd.,
Series 2022-CRE7,
Class A, 5.94%,
1/17/2037(a)(b) 1,417,444 1,415,672
MF1, Series 2024-FL16,
Class A, 5.84%,
11/18/2029(a)(b) 5,150,000 5,191,842
MF1 Ltd.
Series 2021-FL7, Class
A, 5.49%, 10/16/2036(a)
(b) 2,536,902 2,533,728
Series 2022-FL8, Class
A, 5.65%, 2/19/2037(a)
(b) 2,397,704 2,396,206
Sound Point CLO V-R Ltd.,
Series 2014-1RA, Class
B, 6.30%, 7/18/2031(a)
(b) 1,350,000 1,355,983
TRTX Issuer Ltd., Series
2022-FL5, Class A,
5.95%, 2/15/2039(a)(b) 2,221,432 2,217,963
22,087,751
UNITED STATES 12.0%
Airlines 0.1%
American Airlines Pass-
Through Trust, Series
2021-1, Class B, 3.95%,
7/11/2030 116,250 108,666
Blackbird Capital II Aircraft
Lease Ltd., Series 2021-
1A, Class B, 3.45%,
7/15/2046(b) 1,011,688 928,778
United Airlines Pass-
Through Trust, Series
2020-1, Class B, 4.88%,
1/15/2026 76,416 76,023
1,113,467
Automobiles 6.0%
Ally Bank Auto Credit-
Linked Notes
Series 2024-A, Class E,
7.92%, 5/17/2032(b) 414,473 422,159
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2024-B, Class F,
8.04%, 9/15/2032(b) 1,079,810 1,087,025
American Credit
Acceptance Receivables
Trust, Series 2023-
4, Class C, 6.99%,
9/12/2030(b) 2,110,000 2,153,452
Arivo Acceptance Auto
Loan Receivables Trust,
Series 2024-1A, Class
B, 6.87%, 6/17/2030(b) 2,410,000 2,491,087
Avis Budget Rental Car
Funding AESOP LLC,
Series 2024-1A, Class
C, 6.48%, 6/20/2030(b) 610,000 618,001
Exeter Automobile
Receivables Trust
Series 2024-3A, Class
E, 7.84%, 10/15/2031(b) 1,600,000 1,632,532
Series 2024-4A, Class
E, 7.65%, 2/17/2032(b) 2,230,000 2,259,684
Series 2025-1A, Class
E, 7.48%, 9/15/2032(b) 3,500,000 3,523,353
FHF Issuer Trust
Series 2024-3A, Class
C, 5.43%, 3/17/2031(b) 1,250,000 1,239,747
Series 2024-3A, Class
D, 6.01%, 12/15/2031(b) 710,000 711,184
Ford Credit Auto Lease
Trust, Series 2023-
B, Class C, 6.43%,
4/15/2027 1,420,000 1,445,972
Foursight Capital
Automobile Receivables
Trust
Series 2021-2, Class E,
3.35%, 10/15/2027(b) 290,000 289,073
Series 2021-2, Class F,
4.19%, 2/15/2029(b) 240,000 238,386
GLS Auto Receivables
Issuer Trust
Series 2021-4A, Class
E, 4.43%, 10/16/2028(b) 1,360,000 1,315,469
Series 2024-2A, Class
D, 6.19%, 2/15/2030(b) 1,530,000 1,559,267
Series 2024-3A, Class
C, 5.21%, 2/18/2031(b) 2,560,000 2,574,304
Series 2024-3A, Class
D, 5.53%, 2/18/2031(b) 3,050,000 3,063,531
Series 2024-2A, Class
E, 7.98%, 5/15/2031(b) 1,453,000 1,486,469
GLS Auto Select
Receivables Trust,
Series 2024-1A, Class
D, 6.43%, 1/15/2031(b) 2,060,000 2,100,334
Huntington Bank Auto
Credit-Linked Notes,
Series 2024-1, Class D,
9.62%, 5/20/2032(a)(b) 352,531 361,208
JPMorgan Chase Bank
NA-CACLN

2 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Amundi Strategic Income Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2021-2, Class F,
4.39%, 12/26/2028(b) 238,256 238,132
Series 2021-3, Class F,
3.69%, 2/26/2029(b) 550,000 547,260
Kinetic Advantage Master
Owner Trust, Series
2024-1A, Class A,
7.06%, 11/15/2027(a)(b) 2,550,000 2,563,899
Octane Receivables Trust
Series 2022-2A, Class
D, 7.70%, 2/20/2030(b) 1,275,000 1,323,722
Series 2023-1A, Class
D, 7.76%, 3/20/2030(b) 1,500,000 1,566,675
Prestige Auto Receivables
Trust, Series 2023-
2A, Class D, 7.71%,
8/15/2029(b) 1,020,000 1,063,813
Santander Bank Auto
Credit-Linked Notes
Series 2022-A, Class D,
9.97%, 5/15/2032(b) 1,240,000 1,268,185
Series 2024-A, Class F,
10.17%, 6/15/2032(b) 1,360,000 1,385,841
Santander Drive Auto
Receivables Trust
Series 2024-1, Class C,
5.45%, 3/15/2030 830,000 838,878
Series 2024-2, Class D,
6.28%, 8/15/2031 1,180,000 1,215,227
Series 2024-4, Class D,
5.32%, 12/15/2031 2,270,000 2,274,106
Series 2024-5, Class D,
5.14%, 2/17/2032 2,760,000 2,755,042
Tricolor Auto Securitization
Trust, Series 2021-
1A, Class F, 5.08%,
5/15/2028(b) 712,977 712,734
Westlake Automobile
Receivables Trust,
Series 2024-2A, Class
D, 5.91%, 4/15/2030(b) 2,320,000 2,348,759
50,674,510
Credit Card 0.1%
Continental Finance Credit
Card ABS Master Trust,
Series 2024-A, Class A,
5.78%, 12/15/2032(b) 740,000 742,032
Equipment Loans & Leases 0.9%
Equify ABS LLC, Series
2024-1A, Class A,
5.43%, 4/18/2033(b) 1,378,938 1,378,385
NMEF Funding LLC
Series 2023-A, Class C,
8.04%, 6/17/2030(b) 1,300,000 1,340,318
Series 2024-A, Class C,
6.33%, 12/15/2031(b) 1,330,000 1,327,789
Series 2024-A, Class D,
8.75%, 12/15/2031(b) 1,570,000 1,552,698
Asset-Backed Securities
Principal
Amount ($) Value ($)
Equipment Loans & Leases
SCF Equipment Leasing
LLC, Series 2022-
1A, Class E, 5.26%,
7/20/2032(b) 1,600,000 1,564,141
7,163,331
Financial Services 0.2%
ACRES Commercial
Realty Ltd., Series 2021-
FL2, Class A, 5.82%,
1/15/2037(a)(b) 251,586 250,643
Ready Capital Mortgage
Financing LLC, Series
2022-FL8, Class A,
6.00%, 1/25/2037(a)(b) 1,261,431 1,261,432
1,512,075
Home Equity 0.9%
FIGRE Trust
Series 2023-HE3, Class
A, 6.44%, 11/25/2053(a)
(b) 1,052,788 1,071,217
Series 2024-HE3, Class
A, 5.94%, 7/25/2054(a)
(b) 2,235,433 2,255,093
Saluda Grade Alternative
Mortgage Trust, Series
2023-FIG4, Class A,
6.72%, 11/25/2053(a)(b) 2,273,976 2,326,472
Towd Point HE Trust,
Series 2021-HE1, Class
M1, 1.50%, 2/25/2063(a)
(b) 728,511 712,436
Vista Point Securitization
Trust, Series 2024-
CES1, Class A1, 6.68%,
5/25/2054(b)(c) 1,422,091 1,442,188
7,807,406
Other 3.4%
Arbor Realty Commercial
Real Estate Notes Ltd.
Series 2021-FL1, Class
A, 5.39%, 12/15/2035(a)
(b) 581,224 580,512
Series 2021-FL4, Class
A, 5.77%, 11/15/2036(a)
(b) 324,579 324,885
Series 2021-FL4, Class
B, 6.42%, 11/15/2036(a)
(b) 920,000 915,405
Series 2022-FL1, Class
A, 5.86%, 1/15/2037(a)
(b) 1,469,381 1,469,381
BDS LLC, Series 2024-
FL13, Class A, 5.87%,
9/19/2039(a)(b) 1,370,000 1,373,424
BHG Securitization Trust
Series 2024-1CON,
Class C, 6.86%,
4/17/2035(b) 1,130,000 1,150,980
Series 2023-B, Class C,
8.15%, 12/17/2036(b) 1,440,000 1,483,086

Nationwide Amundi Strategic Income Fund - January 31, 2025 (Unaudited) - Statement of Investments - 3
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
BSPRT Issuer LLC, Series
2024-FL11, Class A,
5.94%, 7/15/2039(a)(b) 1,930,000 1,937,844
BSPRT Issuer Ltd., Series
2022-FL8, Class A,
5.91%, 2/15/2037(a)(b) 241,085 241,010
FS Rialto Issuer LLC
Series 2022-FL4, Class
A, 6.27%, 1/19/2039(a)
(b) 761,489 761,490
Series 2024-FL9, Class
A, 5.93%, 10/19/2039(a)
(b) 3,320,000 3,327,265
Harvest SBA Loan Trust,
Series 2024-1, Class A,
6.70%, 12/25/2051(a)(b) 1,383,542 1,385,939
Home Partners of America
Trust, Series 2019-
1, Class F, 4.10%,
9/17/2039(b) 778,187 716,023
KREF Ltd., Series 2022-
FL3, Class A, 5.75%,
2/17/2039(a)(b) 2,323,132 2,323,131
MF1, Series 2024-FL15,
Class A, 5.99%,
8/18/2041(a)(b) 1,800,000 1,806,750
MF1 LLC, Series 2024-
FL14, Class A, 6.04%,
3/19/2039(a)(b) 2,175,000 2,183,154
Pagaya AI Debt Trust,
Series 2023-3, Class A,
7.60%, 12/16/2030(b) 391,535 393,108
Progress Residential Trust
Series 2021-SFR8,
Class G, 4.01%,
10/17/2038(b) 1,020,000 988,543
Series 2021-SFR7,
Class F, 3.83%,
8/17/2040(b) 840,000 754,854
Series 2021-SFR9,
Class F, 4.05%,
11/17/2040(b) 390,000 367,764
Ready Capital Mortgage
Financing LLC
Series 2021-FL6, Class
AS, 5.63%, 7/25/2036(a)
(b) 919,500 919,498
Series 2021-FL7, Class
B, 6.23%, 11/25/2036(a)
(b) 1,150,000 1,144,264
Series 2023-FL11, Class
B, 7.84%, 10/25/2039(a)
(b) 1,440,000 1,451,166
Tricon American Homes,
Series 2020-SFR1,
Class F, 4.88%,
7/17/2038(b) 570,000 565,281
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Tricon Residential Trust,
Series 2022-SFR2,
Class E, 7.51%,
7/17/2040(b) 345,000 350,848
28,915,605
Student Loan 0.4%
Ascent Career Funding
Trust, Series 2024-
1A, Class A, 6.77%,
10/25/2032(b) 2,905,898 2,911,976
Bayview Opportunity
Master Fund VII LLC,
Series 2024-EDU1,
Class D, 7.10%,
6/25/2047(a)(b) 818,687 836,507
3,748,483
101,676,909
Total Asset-Backed Securities
(cost  $122,772,624) 123,764,660
Collateralized Mortgage Obligations 12.4%
BERMUDA 0.9%
Bellemeade Re Ltd.
Series 2021-3A, Class
B1, 8.20%, 9/25/2031(a)
(b) 1,030,000 1,038,714
Series 2024-1,
Class M1B, 7.55%,
8/25/2034(a)(b) 1,320,000 1,338,229
Eagle RE Ltd., Series
2021-2, Class M2,
8.60%, 4/25/2034(a)(b) 1,370,000 1,418,421
Home RE Ltd., Series
2023-1, Class M1B,
8.95%, 10/25/2033(a)(b) 510,000 529,091
Oaktown Re VII Ltd.,
Series 2021-2,
Class B1, 8.75%,
4/25/2034(a)(b) 700,000 713,571
Radnor RE Ltd., Series
2021-1, Class M2,
7.50%, 12/27/2033(a)(b) 1,230,000 1,247,553
6,285,579
0
GERMANY 0.1%
Radnor RE Ltd.
Series 2023-1,
Class M1A, 7.05%,
7/25/2033(a)(b) 986,507 995,300
Series 2023-1,
Class M1B, 8.70%,
7/25/2033(a)(b) 330,000 342,276
UNITED STATES 11.4%
A&D Mortgage Trust
Series 2023-NQM4,
Class B1, 8.08%,
9/25/2068(a)(b) 1,570,000 1,584,987

4 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Amundi Strategic Income Fund
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
A&D Mortgage Trust
Series 2024-NQM5,
Class B1A, 7.75%,
11/25/2069(a)(b) 1,756,000 1,764,822
BRAVO Residential
Funding Trust
Series 2023-NQM7,
Class B1, 7.96%,
9/25/2063(a)(b) 2,535,000 2,579,883
Series 2024-NQM2,
Class B1, 7.91%,
2/25/2064(b) 1,960,000 1,983,382
CFMT LLC, Series
2024-HB14, Class M3,
3.00%, 6/25/2034(a)(b) 1,660,000 1,517,257
COLT Mortgage Loan
Trust, Series 2024-
4, Class B1, 7.86%,
7/25/2069(a)(b) 2,080,000 2,085,986
Connecticut Avenue
Securities Trust
Series 2020-R02,
Class 2B1, 7.47%,
1/25/2040(a)(b) 2,445,000 2,505,367
Series 2021-R01,
Class 1B2, 10.35%,
10/25/2041(a)(b) 3,401,143 3,590,111
Series 2021-R03,
Class 1B2, 9.85%,
12/25/2041(a)(b) 2,470,000 2,595,862
Series 2022-R02,
Class 2M2, 7.35%,
1/25/2042(a)(b) 330,000 339,488
Series 2022-R02,
Class 2B2, 12.00%,
1/25/2042(a)(b) 3,990,000 4,338,448
Series 2023-R03,
Class 2M1, 6.85%,
4/25/2043(a)(b) 778,814 794,156
Series 2023-R06,
Class 1M1, 6.05%,
7/25/2043(a)(b) 416,355 418,422
Series 2024-R02,
Class 1B1, 6.85%,
2/25/2044(a)(b) 1,720,000 1,766,467
Series 2024-R03,
Class 2M2, 6.30%,
3/25/2044(a)(b) 1,090,000 1,107,020
Series 2024-R04,
Class 1A1, 5.35%,
5/25/2044(a)(b) 2,101,965 2,105,866
Series 2024-R05,
Class 2B1, 6.35%,
7/25/2044(a)(b) 1,260,000 1,272,551
Series 2024-R06,
Class 1M1, 5.40%,
9/25/2044(a)(b) 613,771 615,330
Series 2024-R06,
Class 1M2, 5.95%,
9/25/2044(a)(b) 1,990,000 2,008,580
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
Connecticut Avenue
Securities Trust
DataBank Issuer, Series
2024-1A, Class A2,
5.30%, 1/26/2054(b) 495,000 486,131
Eagle RE Ltd., Series
2023-1, Class M1B,
8.30%, 9/26/2033(a)(b) 2,060,000 2,124,937
FARM Mortgage Trust,
Series 2021-1, Class B,
3.24%, 7/25/2051(a)(b) 290,965 215,474
FHLMC REMICS
Series 4395, Class TI,
IO, 4.00%, 5/15/2026 405 1
Series 4097, Class CI,
IO, 3.00%, 8/15/2027 68,669 1,698
Series 4123, Class DI,
IO, 3.00%, 10/15/2027 184,551 4,903
Series 4244, Class AI,
IO, 4.50%, 8/15/2028 2,206 13
FHLMC Seasoned Credit
Risk Transfer Trust
Series 2020-1, Class M,
4.25%, 8/25/2059(a)(b) 150,000 141,452
Series 2020-2, Class M,
4.25%, 11/25/2059(a)(b) 551,986 522,380
FHLMC STACR Debt
Notes, Series 2017-
HRP1, Class B1D,
6.97%, 12/25/2042(a) 1,560,000 1,620,119
FHLMC STACR REMIC
Trust
Series 2022-DNA1,
Class M2, 6.85%,
1/25/2042(a)(b) 180,000 184,179
Series 2023-DNA1,
Class M1A, 6.45%,
3/25/2043(a)(b) 1,501,846 1,523,398
Series 2023-DNA2,
Class M1A, 6.45%,
4/25/2043(a)(b) 1,606,892 1,638,974
Series 2020-HQA5,
Class B2, 11.75%,
11/25/2050(a)(b) 630,000 777,361
Series 2020-DNA6,
Class B2, 10.00%,
12/25/2050(a)(b) 790,000 913,134
FHLMC STACR Trust
Series 2019-FTR3,
Class B2, 9.27%,
9/25/2047(a)(b) 4,089,000 4,436,495
Series 2019-FTR4,
Class B2, 9.47%,
11/25/2047(a)(b) 1,280,000 1,387,575
Series 2019-FTR1,
Class B2, 12.82%,
1/25/2048(a)(b) 3,516,000 4,197,624
Series 2018-HQA2,
Class B2, 15.47%,
10/25/2048(a)(b) 1,090,000 1,391,798

Nationwide Amundi Strategic Income Fund - January 31, 2025 (Unaudited) - Statement of Investments - 5
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
FHLMC STACR Trust
Series 2019-DNA3,
Class B2, 12.62%,
7/25/2049(a)(b) 720,000 827,369
Flagstar Mortgage Trust,
Series 2021-4, Class
AX1, IO, 0.21%,
6/1/2051(a)(b) 39,811,764 454,240
FNMA REMICS
Series 2012-130,
Class UI, IO, 3.00%,
12/25/2027 77,239 1,773
Series 2012-150, Class
BI, IO, 3.00%, 1/25/2028 94,692 2,665
Series 2013-5, Class YI,
IO, 3.00%, 2/25/2028 89,001 2,163
Series 2009-31,
Class PI, IO, 5.00%,
11/25/2038 16,018 377
Series 2018-42,
Class SB, IO, 1.73%,
6/25/2048(a) 5,518,383 582,624
GCAT Trust
Series 2024-NQM1,
Class B1, 7.94%,
1/25/2059(a)(b) 595,000 597,799
Series 2021-CM1, Class
M1, 3.28%, 4/25/2065(a)
(b) 530,000 441,393
GNMA REMICS
Series 2013-84,
Class SC, IO, 2.18%,
3/16/2040(a) 30,431 1,885
Series 2011-135,
Class QI, IO, 4.50%,
6/16/2041 43,183 3,613
Series 2012-140,
Class IC, IO, 3.50%,
11/20/2042 85,316 13,925
Series 2016-5, Class
CS, IO, 1.74%,
1/20/2046(a) 90,854 8,833
Series 2016-20,
Class SB, IO, 1.69%,
2/20/2046(a) 85,868 9,090
Series 2016-17,
Class JS, IO, 1.69%,
2/20/2046(a) 71,518 7,528
Series 2016-81, Class ,
IO, 4.00%, 6/20/2046 50,876 9,643
Series 2016-88,
Class SM, IO, 1.69%,
7/20/2046(a) 92,897 11,225
Series 2016-108,
Class QI, IO, 4.00%,
8/20/2046 93,006 18,202
Series 2016-118,
Class DS, IO, 1.69%,
9/20/2046(a) 108,882 11,718
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
GNMA REMICS
Series 2016-145,
Class UI, IO, 3.50%,
10/20/2046 54,760 9,471
Series 2019-159,
Class HI, IO, 3.50%,
12/20/2049 998,365 167,509
Series 2019-159,
Class CI, IO, 3.50%,
12/20/2049 343,751 58,927
Homeward Opportunities
Fund I Trust, Series
2020-2, Class M1,
3.90%, 5/25/2065(a)(b) 170,000 160,698
Hundred Acre Wood Trust,
Series 2021-INV1,
Class AX1, IO, 0.23%,
7/25/2051(a)(b) 14,574,207 186,691
Imperial Fund Mortgage
Trust, Series 2023-
NQM1, Class B1,
8.12%, 2/25/2068(a)(b) 2,270,000 2,274,800
JP Morgan Mortgage Trust
Series 2021-10, Class
AX1, IO, 0.11%,
12/25/2051(a)(b) 27,561,678 177,257
Series 2021-8, Class
AX1, IO, 0.12%,
12/25/2051(a)(b) 24,795,996 157,321
MFA Trust
Series 2023-RTL2,
Class A1, 8.50%,
11/25/2028(b)(c) 1,826,000 1,859,781
Series 2024-NQM2,
Class B1A, 6.78%,
8/25/2069(a)(b) 1,664,000 1,647,029
Morgan Stanley
Residential Mortgage
Loan Trust, Series
2023-NQM1, Class B2,
7.45%, 9/25/2068(a)(b) 3,264,000 3,174,346
PRKCM Trust, Series
2023-AFC3, Class B1,
7.81%, 9/25/2058(a)(b) 870,000 872,015
PRPM Trust, Series
2023-NQM2, Class B1,
6.96%, 8/25/2068(a)(b) 1,240,000 1,242,206
Radnor Re Ltd.
Series 2024-1,
Class M1A, 6.35%,
9/25/2034(a)(b) 1,211,888 1,214,211
Series 2024-1,
Class M1B, 7.25%,
9/25/2034(a)(b) 1,620,000 1,636,366
Saluda Grade Alternative
Mortgage Trust
Series 2024-RTL4,
Class A1, 7.50%,
2/25/2030(b)(c) 1,210,000 1,219,555

6 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Amundi Strategic Income Fund
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
Saluda Grade Alternative
Mortgage Trust
Series 2024-RTL5,
Class A1, 7.76%,
4/25/2030(b)(c) 1,190,000 1,202,001
STACR Trust, Series
2018-HRP2, Class B2,
14.97%, 2/25/2047(a)(b) 1,380,000 1,682,921
Towd Point Mortgage
Trust, Series 2022-
SJ1, Class B1, 5.25%,
3/25/2062(a)(b) 1,820,000 1,650,590
Triangle Re Ltd., Series
2023-1, Class M1B,
9.60%, 11/25/2033(a)(b) 1,640,000 1,740,271
Verus Securitization Trust
Series 2023-4, Class
B1, 8.10%, 5/25/2068(a)
(b) 2,530,000 2,551,428
Series 2023-5, Class
B2, 8.06%, 6/25/2068(a)
(b) 1,240,000 1,238,258
Series 2023-6, Class
B1, 7.80%, 9/25/2068(a)
(b) 1,529,000 1,537,278
Series 2023-7,
Class B1, 7.90%,
10/25/2068(a)(b) 1,090,000 1,107,597
Series 2023-INV3,
Class B1, 8.22%,
11/25/2068(a)(b) 1,955,000 1,971,307
Series 2024-1, Class
B1, 7.91%, 1/25/2069(a)
(b) 655,000 657,715
Series 2024-2, Class
B1, 7.86%, 2/25/2069(a)
(b) 2,290,000 2,306,765
Series 2024-3, Class
B1, 8.03%, 4/25/2069(a)
(b) 2,125,000 2,179,513
Vista Point Securitization
Trust, Series 2020-
2, Class M1, 3.40%,
4/25/2065(a)(b) 1,325,000 1,202,215
96,633,738
0
Total Collateralized Mortgage Obligations
(cost $101,613,712) 104,256,893
Commercial Mortgage-Backed Securities 2.7%
UNITED STATES 2.7%
BAMLL Commercial
Mortgage Securities
Trust , Series 2024-
NASH, Class B, 7.06%,
5/15/2039(a)(b) 2,130,000 2,146,876
BX Trust , Series 2021-
ARIA, Class D, 6.32%,
10/15/2036(a)(b) 2,118,000 2,114,691
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
UNITED STATES
Commercial Mortgage
Trust , Series 2015-
CR26, Class D, 3.46%,
10/10/2048(a) 1,350,000 1,066,075
CSAIL Commercial
Mortgage Trust , Series
2015-C4, Class D,
3.55%, 11/15/2048(a) 250,000 239,359
FHLMC Multifamily
Structured Credit Risk
REMICS
Series 2021-MN1, Class
M2, 8.10%, 1/25/2051(a)
(b) 700,000 714,515
Series 2021-MN3,
Class M2, 8.35%,
11/25/2051(a)(b) 815,000 843,327
GS Mortgage Securities
Corp. Trust
Series 2021-IP, Class D,
6.52%, 10/15/2036(a)(b) 350,000 345,639
Series 2021-IP, Class E,
7.97%, 10/15/2036(a)(b) 150,000 149,189
GS Mortgage Securities
Trust , Series 2016-
GS4, Class D, 3.23%,
11/10/2049(a)(b) 1,340,000 1,018,652
Hilton Commercial
Mortgage Trust , Series
2024-ORL, Class D,
7.50%, 5/15/2037(a)(b) 540,000 536,625
HTL Commercial Mortgage
Trust , Series 2024-
T53, Class D, 8.20%,
5/10/2039(a)(b) 2,880,000 2,954,883
JP Morgan Chase
Commercial Mortgage
Securities Trust , Series
2024-OMNI, Class D,
5.80%, 10/5/2039(a)(b) 260,000 258,071
MCR Mortgage Trust
Series 2024-TWA, Class
D, 7.40%, 6/12/2039(b) 2,600,000 2,646,103
Series 2024-TWA, Class
F, 10.38%, 6/12/2039(b) 1,960,000 1,985,016
Morgan Stanley Capital
I Trust , Series 2016-
UBS9, Class D, 3.00%,
3/15/2049(b) 420,000 319,794
Multifamily Connecticut
Avenue Securities
Trust , Series 2019-
01, Class M10, 7.72%,
10/25/2049(a)(b) 859,341 867,936
SLG Office Trust , Series
2021-OVA, Class E,
2.85%, 7/15/2041(b) 1,975,000 1,613,825
THPT Mortgage Trust ,
Series 2023-THL, Class
C, 8.53%, 12/10/2034(a)
(b) 700,000 712,052

Nationwide Amundi Strategic Income Fund - January 31, 2025 (Unaudited) - Statement of Investments - 7
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
UNITED STATES
UBS Commercial
Mortgage Trust , Series
2017-C4, Class C,
4.53%, 10/15/2050(a) 810,000 751,760
Velocity Commercial
Capital Loan Trust ,
Series 2024-6, Class A,
5.81%, 12/25/2054(a)(b) 1,269,523 1,265,538
Total Commercial Mortgage-Backed
Securities
(cost $22,971,694)
22,549,926
Corporate Bonds 61.1%
AUSTRALIA 0.2%
Banks 0.2%
Australia & New Zealand
Banking Group Ltd.,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 1.62%), 5.73%,
9/18/2034(b)(d) 1,885,000 1,901,609
BERMUDA 5.3%
Financial Services 2.6%
2001 Cat RE Ltd., Series
A, (3 Month Treasury
Bill Rate + 13.04%),
16.82%, 1/8/2027(b)(d) 1,000,000 1,038,800
Acorn Re Ltd., Series B,
(T-BILL 1MO + 3.10%),
7.36%, 11/7/2025(b)(d) 250,000 250,375
Acorn Re Ltd., Series A,
(T-BILL 1MO + 3.10%),
7.36%, 11/5/2027(b)(d) 500,000 504,000
Alamo Re Ltd.
Series A, (T-BILL 1MO
+ 7.52%), 11.79%,
6/7/2025(b)(d) 500,000 509,000
Series A, (T-BILL 1MO
+ 8.39%), 12.68%,
6/7/2026(b)(d) 500,000 520,850
Series A, (T-BILL 1MO
+ 6.00%), 6.00%,
6/7/2027(b)(d) 500,000 519,850
Alamo Re Ltd., Series B,
(T-BILL 1MO + 7.75%),
12.04%, 6/7/2027(b)(d) 250,000 259,375
Aquila Re I Ltd.
Series A-1, (3 Month
Treasury Bill Rate
+ 5.65%), 9.92%,
6/8/2026(b)(d) 250,000 256,575
Series A-1, (3 Month
Treasury Bill Rate
+ 5.50%), 9.79%,
6/7/2027(b)(d) 250,000 256,000
Corporate Bonds
Principal
Amount ($) Value ($)
BERMUDA
Financial Services
Aquila Re I Ltd., Series
C-1, (3 Month Treasury
Bill Rate + 9.18%),
13.45%, 6/8/2026(b)(d) 250,000 263,200
Baldwin Re Ltd., Series A,
(3 Month Treasury Bill
Rate + 2.04%), 6.33%,
7/7/2025(b)(d) 250,000 251,100
Cape Lookout Re Ltd.
Series A, (T-BILL 1MO
+ 8.42%), 12.71%,
4/28/2026(b)(d) 1,000,000 1,041,600
Series A, (T-BILL 1MO
+ 8.00%), 12.29%,
4/5/2027(b)(d) 500,000 517,700
Citrus Re Ltd.
Series A, (3 Month
Treasury Bill Rate
+ 6.59%), 10.86%,
6/7/2026(b)(d) 250,000 259,100
Series A, (3 Month
Treasury Bill Rate
+ 9.25%), 13.54%,
6/7/2027(b)(d) 250,000 259,650
Easton Re Ltd., Series A,
(3 Month Treasury Bill
Rate + 7.50%), 11.76%,
1/8/2027(b)(d) 500,000 515,350
High Point Re Ltd., Series
A, (3 Month Treasury Bill
Rate + 5.75%), 10.04%,
1/6/2027(b)(d) 250,000 254,225
Hypatia Ltd., Series A, (3
Month Treasury Bill Rate
+ 10.50%), 14.79%,
4/8/2026(b)(d) 250,000 263,725
Kilimanjaro II Re Ltd.,
Series A, (3 Month
Treasury Bill Rate
+ 6.25%), 10.54%,
6/30/2028(b)(d) 500,000 528,300
Kilimanjaro II Re Ltd.,
Series B, (3 Month
Treasury Bill Rate
+ 7.25%), 11.54%,
6/30/2028(b)(d) 500,000 530,600
Locke Tavern Re Ltd.,
Series A, (3 Month
Treasury Bill Rate
+ 4.78%), 9.05%,
4/9/2026(b)(d) 500,000 509,900
Mayflower Re Ltd.,
Series B, (T-BILL 1MO
+ 6.02%), 10.30%,
7/8/2026(b)(d) 500,000 516,600
Mayflower Re Ltd., Series
A, (T-BILL 1MO +
4.50%, 1.56% Cap,
0.56% Floor), 4.50%,
7/8/2027(b)(d) 500,000 512,800

8 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Amundi Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
BERMUDA
Financial Services
Mona Lisa Re Ltd., Series
A, (3 Month Treasury Bill
Rate + 7.00%), 11.29%,
7/8/2025(b)(d) 500,000 503,750
Mona Lisa Re Ltd., Series
B, (3 Month Treasury
Bill Rate + 12.50%),
16.76%, 1/8/2026(b)(d) 250,000 262,000
Palm RE Ltd., Series A,
(T-BILL 1MO + 9.50%),
13.79%, 6/7/2027(b)(d) 250,000 261,500
Ramble RE Ltd., Series A,
(3 Month Treasury Bill
Rate + 6.25%), 10.52%,
3/5/2027(b)(d) 500,000 501,800
Sanders RE II Ltd., Series
A, (3 Month Treasury Bill
Rate + 4.00%), 8.26%,
4/7/2029(b)(d) 2,250,000 2,252,025
Sanders RE II Ltd., Series
B, (3 Month Treasury Bill
Rate + 5.25%), 9.52%,
4/7/2029(b)(d) 2,250,000 2,247,975
Sanders Re III Ltd.
Series A, (3 Month
Treasury Bill Rate
+ 3.41%), 7.70%,
4/7/2026(b)(d) 500,000 493,250
Series A, (3 Month
Treasury Bill Rate
+ 8.14%), 12.43%,
6/5/2026(b)(d) 500,000 522,700
Series A, (3 Month
Treasury Bill Rate
+ 5.75%), 10.04%,
4/7/2028(b)(d) 1,250,000 1,306,250
Sanders Re III Ltd., (3
Month Treasury Bill
Rate + 5.55%), 9.84%,
4/7/2027(b)(d) 250,000 259,225
Topanga Re Ltd., Series
A, (3 Month Treasury Bill
Rate + 5.05%), 9.32%,
1/8/2026(b)(d) 400,000 200,000
Ursa Re Ltd., Series Aa,
(3 Month Treasury Bill
Rate + 5.50%), 9.79%,
12/6/2025(b)(d) 250,000 255,125
Ursa Re Ltd., Series E,
(3 Month Treasury Bill
Rate + 9.25%), 13.54%,
12/7/2026(b)(d) 250,000 264,775
Veraison Re Ltd.
Series A, (3 Month
Treasury Bill Rate
+ 4.75%), 9.04%,
3/8/2027(b)(d) 500,000 516,400
Series A, (T-BILL 1MO
+ 3.50%), 0.00%,
3/8/2028(b)(d) 250,000 250,000
Corporate Bonds
Principal
Amount ($) Value ($)
BERMUDA
Financial Services
Veraison Re Ltd., Series B,
(T-BILL 1MO + 5.00%),
0.00%, 3/8/2028(b)(d) 250,000 250,000
Winston RE Ltd., Series
A, (3 Month Treasury
Bill Rate + 10.25%),
14.54%, 2/26/2027(b)(d) 250,000 263,125
Winston RE Ltd., Series
B, (3 Month Treasury
Bill Rate + 11.75%),
16.04%, 2/26/2027(b)(d) 250,000 257,700
21,206,275
Insurance 2.6%
Armor RE II Ltd., Series A,
(3 Month Treasury Bill
Rate + 8.50%), 12.79%,
1/7/2028(b)(d) 500,000 496,500
Blue Ridge Re Ltd., Series
A, (3 Month Treasury Bill
Rate + 5.25%), 9.52%,
1/8/2027(b)(d) 250,000 253,700
Blue Ridge Re Ltd.,
Series B, (T-BILL 1MO
+ 8.00%), 12.27%,
1/8/2027(b)(d) 250,000 260,300
Bonanza RE Ltd., Series
2022, (3 Month Treasury
Bill Rate + 5.62%),
9.89%, 3/16/2025(b)(d) 250,000 249,500
Bonanza RE Ltd., Series
A, (3 Month Treasury Bill
Rate + 8.45%), 12.72%,
1/8/2026(b)(d) 250,000 256,375
Bonanza RE Ltd., Series
B, (3 Month Treasury Bill
Rate + 3.75%), 8.04%,
12/19/2027(b)(d) 250,000 249,025
Bonanza RE Ltd., Series
C, (3 Month Treasury Bill
Rate + 5.50%), 9.79%,
12/19/2027(b)(d) 500,000 502,150
Bridge Street Re Ltd.,
Series A, (3 Month
Treasury Bill Rate
+ 4.00%), 8.29%,
1/7/2028(b)(d) 1,000,000 998,500
First Coast Re IV Ltd.,
Series A, (3 Month
Treasury Bill Rate
+ 9.52%), 9.52%,
4/7/2026(b)(d) 250,000 257,375
FloodSmart Re Ltd.
Series A, (3 Month
Treasury Bill Rate
+ 11.83%), 16.10%,
2/25/2025(b)(d) 750,000 753,000
Series A, (T-BILL 1MO
+ 17.15%), 21.41%,
3/11/2026(b)(d) 500,000 510,950

Nationwide Amundi Strategic Income Fund - January 31, 2025 (Unaudited) - Statement of Investments - 9
Corporate Bonds
Principal
Amount ($) Value ($)
BERMUDA
Insurance
Series A, (3 Month
Treasury Bill Rate +
14.00%), 18.26%,
3/12/2027(b)(d) 1,000,000 1,046,000
Four Lakes Re Ltd.
Series A, (3 Month
Treasury Bill Rate
+ 6.46%), 10.75%,
1/7/2026(b)(d) 250,000 254,425
Series A, (3 Month
Treasury Bill Rate
+ 5.75%), 10.04%,
1/7/2027(b)(d) 750,000 762,450
Series A, (3 Month
Treasury Bill Rate
+ 5.50%), 9.77%,
1/7/2028(b)(d) 500,000 498,000
Four Lakes Re Ltd.
Series B, (3 Month
Treasury Bill Rate
+ 9.50%), 13.76%,
1/7/2027(b)(d) 250,000 257,975
Series B, (3 Month
Treasury Bill Rate
+ 8.25%), 12.54%,
1/7/2028(b)(d) 500,000 497,050
Fuchsia - London Bridge
2 PCC Ltd., Series A,
(3 Month Treasury Bill
Rate + 5.00%), 9.29%,
4/6/2028(b)(d) 500,000 498,000
Herbie Re Ltd.
Series A, (3 Month
Treasury Bill Rate
+ 6.00%), 10.29%,
1/7/2028(b)(d) 500,000 488,500
Series A, (3 Month
Treasury Bill Rate
+ 7.25%), 11.54%,
1/8/2029(b)(d) 500,000 505,600
Herbie Re Ltd., Series B,
(3 Month Treasury Bill
Rate + 9.00%), 13.27%,
1/8/2028(b)(d) 250,000 244,675
Integrity Re Ltd., Series A,
(T-BILL 1MO + 12.86%),
17.15%, 6/6/2025(b)(d) 750,000 778,500
Integrity Re Ltd., Series B,
(T-BILL 1MO + 13.25%),
17.54%, 6/6/2026(b)(d) 250,000 256,100
Kendall Re Ltd., Series A,
(3 Month Treasury Bill
Rate + 6.25%), 10.54%,
4/30/2027(b)(d) 500,000 528,000
Kendall Re Ltd., Series B,
(3 Month Treasury Bill
Rate + 7.75%), 12.04%,
4/30/2027(b)(d) 250,000 260,000
Corporate Bonds
Principal
Amount ($) Value ($)
BERMUDA
Insurance
Longleaf Pine Re Ltd.,
Series 1, (T-BILL 1MO
+ 17.50%), 21.77%,
5/25/2027(b)(d) 500,000 540,000
Marlon Ltd., Series A,
(3 Month Treasury Bill
Rate + 7.00%), 11.29%,
6/7/2027(b)(d) 250,000 255,250
Matterhorn Re Ltd., Series
2022, (SOFR + 5.25%),
9.63%, 3/24/2025(b)(d) 750,000 753,000
Merna Reinsurance II
Ltd., Series CAT, (3
Month Treasury Bill
Rate + 3.85%), 8.14%,
4/7/2025(b)(d) 500,000 501,250
Merna Reinsurance II
Ltd., Series 3, (3 Month
Treasury Bill Rate
+ 7.53%), 11.82%,
7/7/2025(b)(d) 500,000 513,750
Merna Reinsurance II Ltd.
Series A, (3 Month
Treasury Bill Rate
+ 7.75%), 12.04%,
7/7/2026(b)(d) 250,000 259,850
Series A, (3 Month
Treasury Bill Rate
+ 7.25%), 11.54%,
7/7/2027(b)(d) 250,000 261,550
Merna Reinsurance II Ltd.
Series B, (3 Month
Treasury Bill Rate +
10.25%), 14.52%,
7/7/2026(b)(d) 250,000 261,350
Series B, (3 Month
Treasury Bill Rate
+ 8.75%), 13.04%,
7/7/2027(b)(d) 250,000 262,700
Merna Reinsurance II
Ltd., Series C, (3 Month
Treasury Bill Rate
+ 8.50%), 12.79%,
7/7/2027(b)(d) 500,000 527,750
MetroCat Re Ltd., Series
A, (3 Month Treasury Bill
Rate + 5.75%), 5.75%,
5/8/2026(b)(d) 750,000 763,575
MMIFS Re Ltd.,
(CAONINDX + 2.90%),
6.20%, 1/10/2028(b)(d) CAD 500,000 344,025
Montoya Re Ltd., Series A,
(T-BILL 1MO + 5.75%),
10.04%, 4/7/2028(b)(d) 500,000 499,967
Mystic Re IV Ltd.
Series A, (3 Month
Treasury Bill Rate
+ 9.17%), 13.44%,
1/8/2026(b)(d) 250,000 260,725

10 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Amundi Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
BERMUDA
Insurance
Series A, (3 Month
Treasury Bill Rate +
12.00%), 16.26%,
1/8/2027(b)(d) 750,000 783,150
Series A, (3 Month
Treasury Bill Rate
+ 4.00%), 8.29%,
1/10/2028(b)(d) 250,000 249,075
Purple Re Ltd.
Series A, (T-BILL 1MO
+ 10.50%), 14.79%,
6/5/2026(b)(d) 250,000 255,725
Series A, (T-BILL 1MO
+ 9.00%), 13.29%,
6/7/2027(b)(d) 500,000 511,150
Solomon Re Ltd., Series
A, (3 Month Treasury Bill
Rate + 5.52%), 9.81%,
6/8/2026(b)(d) 500,000 515,000
Sutter Re Ltd., Series B,
(3 Month Treasury Bill
Rate + 6.75%), 11.04%,
6/19/2026(b)(d) 250,000 259,650
Titania RE Ltd., Series A,
(T-BILL 1MO + 12.53%),
16.80%, 2/27/2026(b)(d) 250,000 263,525
Torrey Pines Re Ltd.
Series A, (3 Month
Treasury Bill Rate
+ 5.22%), 9.48%,
6/5/2026(b)(d) 250,000 257,125
Series A, (T-BILL 1MO
+ 6.00%), 10.27%,
6/7/2027(b)(d) 250,000 261,800
Torrey Pines Re Ltd.,
Series B, (T-BILL 1MO
+ 7.25%), 11.54%,
6/7/2027(b)(d) 250,000 257,750
21,281,342
Metals & Mining 0.1%
Galileo Re Ltd., Series B,
(3 Month Treasury Bill
Rate + 7.00%), 11.29%,
1/8/2026(b)(d) 250,000 254,425
Galileo Re Ltd., Series A,
(3 Month Treasury Bill
Rate + 7.00%), 11.26%,
1/7/2028(b)(d) 500,000 527,900
782,325
43,269,942
BRAZIL 0.5%
Electric Utilities 0.0%
†
Light Energia SA, 4.38%,
6/18/2026 360,727 340,887
Corporate Bonds
Principal
Amount ($) Value ($)
BRAZIL
Electric Utilities
Light Servicos de
Eletricidade SA, 2.26%,
12/19/2037(e) 696,741 172,260
513,147
Food Products 0.4%
Minerva Luxembourg SA,
4.38%, 3/18/2031(b) 3,725,000 3,224,392
Oil, Gas & Consumable Fuels 0.1%
MC Brazil Downstream
Trading SARL, 7.25%,
6/30/2031(b) 994,298 841,056
4,578,595
CAMEROON 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
Golar LNG Ltd., 7.00%,
10/20/2025(b) 346,055 348,218
CANADA 2.5%
Banks 0.9%
Bank of Montreal,
(United States SOFR
Compounded Index
+ 0.67%), 5.00%,
1/27/2029(d) 4,795,000 4,811,057
Federation des Caisses
Desjardins du Quebec
5.70%, 3/14/2028(b)(f) 705,000 721,288
5.25%, 4/26/2029(b) 1,730,000 1,745,043
7,277,388
Commercial Services & Supplies 1.1%
Element Fleet
Management Corp.
5.64%, 3/13/2027(b) 1,500,000 1,522,217
6.32%, 12/4/2028(b) 1,605,000 1,678,345
Garda World Security
Corp., 8.38%,
11/15/2032(b) 5,820,000 6,009,191
9,209,753
Multi-Utilities 0.1%
Algonquin Power & Utilities
Corp., (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.25%), 4.75%,
1/18/2082(d)(f) 705,000 672,804
Oil, Gas & Consumable Fuels 0.4%
Enbridge, Inc.
5.63%, 4/5/2034 730,000 732,104
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.97%), 7.20%,
6/27/2054(d) 490,000 501,702

Nationwide Amundi Strategic Income Fund - January 31, 2025 (Unaudited) - Statement of Investments - 11
Corporate Bonds
Principal
Amount ($) Value ($)
CANADA
Oil, Gas & Consumable Fuels
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 3.12%), 7.38%,
3/15/2055(d) 490,000 507,789
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 4.43%), 8.50%,
1/15/2084(d)(f) 928,000 1,027,620
South Bow Canadian
Infrastructure Holdings
Ltd., (US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 3.67%), 7.50%,
3/1/2055(b)(d)(f) 805,000 829,302
3,598,517
20,758,462
CAYMAN ISLANDS 0.7%
Consumer Finance 0.3%
Global Aircraft Leasing Co.
Ltd., 8.75%, 9/1/2027(b) 2,465,000 2,532,119
Financial Services 0.0%
†
Long Point Re IV Ltd.,
Series 2022, (3 Month
Treasury Bill Rate
+ 4.25%), 8.51%,
6/1/2026(b)(d) 250,000 252,875
Insurance 0.4%
Residential Reinsurance
2004 Ltd., Series 4,
(3 Month Treasury Bill
Rate + 5.25%), 9.52%,
12/6/2028(b)(d) 750,000 761,775
Residential Reinsurance
2004 Ltd., Series 3,
(3 Month Treasury Bill
Rate + 7.00%), 11.29%,
12/6/2028(b)(d) 750,000 768,225
Residential Reinsurance
2021 Ltd., Series 3,
(3 Month Treasury Bill
Rate + 6.05%), 10.31%,
12/6/2025(b)(d) 500,000 491,550
Vitality Re XIII Ltd., Series
A, (3 Month Treasury Bill
Rate + 2.00%), 6.31%,
1/6/2026(b)(d) 250,000 249,175
Vitality Re XIII Ltd., Series
B, (3 Month Treasury Bill
Rate + 2.75%), 7.04%,
1/6/2026(b)(d) 300,000 299,010
Corporate Bonds
Principal
Amount ($) Value ($)
CAYMAN ISLANDS
Insurance
Vitality Re XIV Ltd., Series
A, (3 Month Treasury Bill
Rate + 3.50%), 7.79%,
1/5/2027(b)(d) 500,000 506,100
3,075,835
5,860,829
CHILE 0.0%
†
Wireless Telecommunication Services 0.0%
†
Kenbourne Invest SA,
6.88%, 11/26/2024(b)(g) 510,000 185,577
COLOMBIA 0.8%
Passenger Airlines 0.8%
ABRA Global Finance,
6.00%, 10/22/2029(b)(e) 6,735,763 6,455,106
FINLAND 0.2%
Banks 0.2%
Nordea Bank Abp ,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.60%), 3.75%,
3/01/2029(b)(d)(h) 1,840,000 1,623,722
FRANCE 3.4%
Banks 2.8%
BNP Paribas SA
(SOFR + 1.52%),
5.18%, 1/9/2030(b)(d) 2,055,000 2,061,902
(SOFR + 1.59%),
5.50%, 5/20/2030(b)(d) 740,000 745,108
(SOFR + 1.62%),
5.79%, 1/13/2033(b)(d) 3,170,000 3,202,431
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 3.54%), 7.38%,
9/10/2034(b)(d)(h) 682,000 682,986
BPCE SA
(SOFR + 1.85%),
5.94%, 5/30/2035(b)(d) 1,375,000 1,371,356
(SOFR + 2.04%),
6.29%, 1/14/2036(b)(d) 5,895,000 6,010,120
Societe Generale SA
5.25%, 2/19/2027(b) 4,600,000 4,605,505
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 1.60%), 6.10%,
4/13/2033(b)(d) 2,935,000 2,960,913
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 3.20%), 6.22%,
6/15/2033(b)(d) 1,400,000 1,413,468
23,053,789

12 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Amundi Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
FRANCE
Diversified Telecommunication Services 0.1%
Altice France SA, 5.13%,
7/15/2029(b) 930,000 740,046
Electric Utilities 0.5%
Electricite de France SA,
6.38%, 1/13/2055(b) 3,980,000 3,963,605
27,757,440
GERMANY 0.6%
Automobiles 0.2%
Mercedes-Benz Finance
North America LLC,
5.05%, 8/3/2033(b) 1,610,000 1,569,658
Insurance 0.4%
Allianz SE, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.77%), 5.60%,
9/3/2054(b)(d) 3,600,000 3,564,929
5,134,587
GHANA 0.7%
Oil, Gas & Consumable Fuels 0.7%
Kosmos Energy Ltd.,
7.75%, 5/1/2027(b) 5,000,000 4,843,504
Tullow Oil plc, 10.25%,
5/15/2026(b) 654,000 593,747
5,437,251
HONG KONG 0.1%
Financial Services 0.1%
Black Kite Re Ltd., Series
A, (3 Month Treasury Bill
Rate + 6.82%), 11.09%,
6/9/2025(b)(d) 500,000 508,500
IRELAND 0.9%
Consumer Finance 0.7%
Avolon Holdings Funding
Ltd.
6.38%, 5/4/2028(b) 2,025,000 2,089,605
5.15%, 1/15/2030(b) 3,500,000 3,449,489
5,539,094
Financial Services 0.2%
Atlas Capital DAC, Series
A, (SOFR + 7.72%),
12.11%, 6/5/2026(b)(d) 250,000 263,050
Atlas Capital DAC, Series
2024, (SOFR + 12.50%),
16.87%, 6/8/2027(b)(d) 500,000 569,600
Queen Street 2023 RE
DAC, Series A, (3
Month Treasury Bill
Rate + 7.50%), 11.79%,
12/8/2025(b)(d) 750,000 771,750
1,604,400
7,143,494
Corporate Bonds
Principal
Amount ($) Value ($)
ISRAEL 0.2%
Pharmaceuticals 0.2%
Teva Pharmaceutical
Finance Netherlands II
BV, 4.38%, 5/9/2030 EUR 1,790,000 1,894,439
ITALY 0.8%
Banks 0.6%
Intesa Sanpaolo SpA
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 4.40%), 8.25%,
11/21/2033(b)(d) 760,000 861,157
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 3.90%), 7.78%,
6/20/2054(b)(d) 1,435,000 1,568,559
UniCredit SpA , (USD
ICE Swap Rate 5 Year
+ 3.70%), 5.86%,
6/19/2032(b)(d) 2,260,000 2,261,044
4,690,760
Electric Utilities 0.2%
Enel Finance International
NV, 5.00%, 6/15/2032(b) 1,915,000 1,860,689
6,551,449
JAPAN 1.5%
Banks 0.1%
Mizuho Financial Group,
Inc., (US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 1.30%), 5.58%,
5/26/2035(d) 1,010,000 1,020,033
Capital Markets 0.2%
Nomura Holdings, Inc.,
5.78%, 7/3/2034 1,335,000 1,352,623
Insurance 1.2%
Dai- ichi Life Insurance Co.
Ltd. (The), (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.52%), 6.20%,
1/16/2035(b)(d)(h) 9,760,000 9,895,140
12,267,796
LUXEMBOURG 0.2%
Hotels, Restaurants & Leisure 0.2%
Cruise Yacht Upper
HoldCo Ltd., 11.88%,
7/5/2028 1,200,000 1,238,421
MEXICO 2.0%
Diversified Telecommunication Services 0.5%
Total Play
Telecomunicaciones
SA de CV, 6.38%,
9/20/2028(b) 5,815,000 4,221,748

Nationwide Amundi Strategic Income Fund - January 31, 2025 (Unaudited) - Statement of Investments - 13
Corporate Bonds
Principal
Amount ($) Value ($)
MEXICO
Energy Equipment & Services 0.1%
Borr IHC Ltd.
10.00%, 11/15/2028(b)
(f) 356,829 356,413
10.38%, 11/15/2030(b)
(f) 261,650 260,669
617,082
Oil, Gas & Consumable Fuels 0.5%
Petroleos Mexicanos ,
6.70%, 2/16/2032 4,686,000 4,073,775
Passenger Airlines 0.9%
Grupo Aeromexico SAB
de CV
8.25%, 11/15/2029(b) 1,275,000 1,273,406
8.63%, 11/15/2031(b) 6,400,000 6,392,000
7,665,406
16,578,011
NETHERLANDS 0.4%
Banks 0.4%
ING Groep NV, (SOFR
+ 1.44%), 5.34%,
3/19/2030(d) 1,310,000 1,318,577
ING Groep NV, Series
NC10, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.86%), 4.25%,
5/16/2031(d)(h) 2,160,000 1,793,597
3,112,174
NORWAY 1.8%
Banks 1.0%
DNB Bank ASA, (SOFR
+ 1.05%), 4.85%,
11/5/2030(b)(d) 8,340,000 8,270,347
Oil, Gas & Consumable Fuels 0.8%
Aker BP ASA
6.00%, 6/13/2033(b) 1,235,000 1,243,757
5.13%, 10/1/2034(b) 5,720,000 5,375,246
6,619,003
14,889,350
SINGAPORE 0.1%
Insurance 0.1%
Nakama Re Pte. Ltd.,
Series 1, (3 Month
Treasury Bill Rate
+ 2.35%), 6.62%,
4/4/2029(b)(d) 750,000 753,825
SPAIN 1.1%
Banks 1.1%
Banco Santander SA,
5.44%, 7/15/2031 6,200,000 6,243,491
CaixaBank SA
(SOFR + 2.77%),
6.84%, 9/13/2034(b)(d) 1,015,000 1,082,362
Corporate Bonds
Principal
Amount ($) Value ($)
SPAIN
Banks
(SOFR + 2.26%),
6.04%, 6/15/2035(b)(d) 540,000 549,415
Reg. S, (EUR Swap
Annual 5 Year + 3.86%),
3.63%, 9/14/2028(d)(h) EUR 2,000,000 1,939,363
9,814,631
SWITZERLAND 0.6%
Capital Markets 0.6%
UBS Group AG
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 2.20%), 5.96%,
1/12/2034(b)(d) 1,110,000 1,143,977
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 2.00%), 6.30%,
9/22/2034(b)(d) 365,000 384,462
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 1.77%), 5.70%,
2/8/2035(b)(d)(f) 1,310,000 1,328,631
(ICE IBA - USD SOFR
ICE Swap Rate 5 Year
+ 4.16%), 7.75%,
4/12/2031(b)(d)(h) 1,500,000 1,572,018
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 4.76%), 9.25%,
11/13/2033(b)(d)(f)(h) 365,000 421,579
4,850,667
UNITED KINGDOM 2.2%
Banks 1.6%
HSBC Holdings plc,
(SOFR + 1.29%),
5.29%, 11/19/2030(d) 5,045,000 5,040,114
NatWest Group plc
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.20%), 6.48%,
6/1/2034(d) 1,355,000 1,395,940
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 3.75%), 8.13%,
11/10/2033(d)(h) 925,000 983,155
Standard Chartered plc
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 1.15%), 5.01%,
10/15/2030(b)(d) 1,590,000 1,571,859

14 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Amundi Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED KINGDOM
Banks
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 2.10%), 6.10%,
1/11/2035(b)(d) 2,000,000 2,044,143
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 1.43%), 6.23%,
1/21/2036(b)(d) 2,550,000 2,615,000
13,650,211
Financial Services 0.4%
Nationwide Building
Society, 5.13%,
7/29/2029(b) 3,405,000 3,413,774
Wireless Telecommunication Services 0.2%
Connect Finco SARL,
9.00%, 9/15/2029(b) 1,580,000 1,416,198
18,480,183
UNITED STATES 34.3%
Aerospace & Defense 0.9%
Boeing Co. (The)
6.86%, 5/1/2054 4,780,000 5,129,125
7.01%, 5/1/2064 620,000 670,523
Goat Holdco LLC, 6.75%,
2/1/2032(b) 1,470,000 1,465,075
7,264,723
Automobiles 1.8%
Ford Motor Co., 6.10%,
8/19/2032 210,000 209,264
Hyundai Capital America
5.68%, 6/26/2028(b) 515,000 524,224
6.50%, 1/16/2029(b) 695,000 727,365
5.35%, 3/19/2029(b)(f) 2,500,000 2,515,204
5.30%, 1/8/2030(b) 4,780,000 4,793,743
6.20%, 9/21/2030(b) 995,000 1,037,651
Nissan Motor Acceptance
Co. LLC, 2.75%,
3/9/2028(b)(f) 5,700,000 5,185,863
14,993,314
Banks 3.6%
Citigroup, Inc.
(SOFR + 2.66%),
6.17%, 5/25/2034(d) 690,000 703,213
(SOFR + 1.83%),
6.02%, 1/24/2036(d) 7,250,000 7,278,622
Citizens Financial Group,
Inc., (SOFR + 2.01%),
5.84%, 1/23/2030(d) 445,000 452,753
Comerica Bank, (SOFR
+ 2.61%), 5.33%,
8/25/2033(d) 1,610,000 1,535,041
Fifth Third Bank NA,
(SOFR + 0.81%),
4.97%, 1/28/2028(d) 3,875,000 3,895,733
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Banks
Huntington Bancshares,
Inc., (SOFR + 1.28%),
5.27%, 1/15/2031(d) 1,880,000 1,883,874
KeyCorp, (United States
SOFR Compounded
Index + 2.42%), 6.40%,
3/6/2035(d)(f) 650,000 680,293
PNC Financial Services
Group, Inc. (The),
(SOFR + 1.39%),
5.58%, 1/29/2036(d) 3,085,000 3,100,304
Regions Financial Corp.,
(SOFR + 2.06%),
5.50%, 9/6/2035(d) 1,780,000 1,746,674
Santander Holdings USA,
Inc., (SOFR + 2.14%),
6.34%, 5/31/2035(d) 5,160,000 5,281,018
Truist Financial Corp.
(SOFR + 2.45%),
7.16%, 10/30/2029(d)(f) 95,000 101,712
(SOFR + 1.62%),
5.44%, 1/24/2030(d) 190,000 192,146
(SOFR + 2.24%),
4.92%, 7/28/2033(d) 2,255,000 2,134,586
Wells Fargo & Co., (SOFR
+ 1.11%), 5.24%,
1/24/2031(d) 1,730,000 1,738,795
30,724,764
Building Products 0.3%
CRH SMW Finance DAC,
5.13%, 1/9/2030(f) 2,840,000 2,851,983
Capital Markets 1.8%
Goldman Sachs Group,
Inc. (The), (SOFR
+ 1.08%), 5.21%,
1/28/2031(d) 4,690,000 4,699,735
Jefferies Financial Group,
Inc., 6.20%, 4/14/2034 1,815,000 1,869,635
LPL Holdings, Inc., 5.70%,
5/20/2027(f) 990,000 1,004,361
Morgan Stanley
(SOFR + 1.11%), 5.23%,
1/15/2031(d) 4,800,000 4,822,390
(SOFR + 2.62%),
5.30%, 4/20/2037(d)(f) 1,690,000 1,649,548
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.43%), 5.95%,
1/19/2038(d) 740,000 746,990
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 1.80%), 5.94%,
2/7/2039(d) 1,110,000 1,117,900
15,910,559

Nationwide Amundi Strategic Income Fund - January 31, 2025 (Unaudited) - Statement of Investments - 15
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Chemicals 1.5%
Celanese US Holdings
LLC, 6.95%,
11/15/2033(c)(f) 7,300,000 7,639,430
Methanex US Operations,
Inc., 6.25%,
3/15/2032(b) 4,948,000 4,938,463
12,577,893
Consumer Finance 4.4%
Ally Financial, Inc.
(SOFR + 3.26%),
6.99%, 6/13/2029(d) 640,000 671,439
(SOFR + 2.82%),
6.85%, 1/3/2030(d) 445,000 465,248
(United States SOFR
Compounded Index
+ 1.73%), 5.54%,
1/17/2031(d)(f) 2,335,000 2,324,664
(SOFR + 2.29%),
6.18%, 7/26/2035(d)(f) 1,455,000 1,456,730
American Honda Finance
Corp.
5.05%, 7/10/2031 3,065,000 3,055,651
4.85%, 10/23/2031 5,575,000 5,480,071
Capital One Financial
Corp.
(SOFR + 1.91%),
5.70%, 2/1/2030(d) 320,000 325,331
(SOFR + 2.60%),
5.82%, 2/1/2034(d) 275,000 277,237
(SOFR + 2.86%),
6.38%, 6/8/2034(d) 770,000 803,700
(SOFR + 1.99%),
5.88%, 7/26/2035(d) 450,000 454,615
Ford Motor Credit Co. LLC
5.85%, 5/17/2027 1,215,000 1,228,416
5.88%, 11/7/2029 1,870,000 1,873,024
7.35%, 3/6/2030 200,000 212,262
3.63%, 6/17/2031 1,500,000 1,307,059
6.05%, 11/5/2031 3,875,000 3,855,131
6.50%, 2/7/2035(f) 2,470,000 2,472,737
General Motors Financial
Co., Inc.
5.60%, 6/18/2031 1,300,000 1,303,166
6.40%, 1/9/2033(f) 1,365,000 1,415,248
6.10%, 1/7/2034 1,455,000 1,474,137
5.90%, 1/7/2035 6,510,000 6,473,498
36,929,364
Containers & Packaging 0.2%
Sealed Air Corp., 6.50%,
7/15/2032(b)(f) 1,525,000 1,549,341
Diversified Consumer Services 0.1%
Champions Financing,
Inc., 8.75%,
2/15/2029(b)(f) 735,000 701,975
Diversified REITs 0.9%
Simon Property Group LP,
6.25%, 1/15/2034(f) 892,000 946,667
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Diversified REITs
Uniti Group LP, 6.00%,
1/15/2030(b) 7,400,000 6,499,188
7,445,855
Diversified Telecommunication Services 0.5%
Windstream Services LLC,
8.25%, 10/1/2031(b) 4,035,000 4,176,310
Electric Utilities 0.5%
Duke Energy Corp.,
5.00%, 8/15/2052 1,105,000 957,066
ITC Holdings Corp.,
5.65%, 5/9/2034(b) 1,010,000 1,017,315
Vistra Operations Co. LLC
6.95%, 10/15/2033(b) 336,000 360,634
5.70%, 12/30/2034(b) 1,845,000 1,821,779
4,156,794
Electronic Equipment, Instruments & Components 0.2%
CDW LLC, 5.55%,
8/22/2034(f) 1,490,000 1,475,681
Flex Ltd., 5.25%,
1/15/2032 415,000 409,237
1,884,918
Energy Equipment & Services 0.9%
Archrock Partners LP,
6.63%, 9/1/2032(b) 790,000 800,822
Transocean Titan
Financing Ltd., 8.38%,
2/1/2028(b)(f) 120,000 122,982
Transocean, Inc.
8.75%, 2/15/2030(b) 301,750 314,715
6.80%, 3/15/2038 6,200,000 5,084,680
USA Compression
Partners LP, 7.13%,
3/15/2029(b) 1,210,000 1,238,227
7,561,426
Financial Services 1.2%
Block, Inc., 6.50%,
5/15/2032(b) 1,770,000 1,809,133
Freedom Mortgage
Holdings LLC
9.25%, 2/1/2029(b) 1,395,000 1,456,030
9.13%, 5/15/2031(b)(f) 5,180,000 5,361,269
Lightning Re, Series A, (3
Month Treasury Bill Rate
+ 11.00%), 15.29%,
3/31/2026(b)(d) 1,000,000 1,059,000
Voya Financial, Inc.,
5.00%, 9/20/2034 1,130,000 1,075,917
10,761,349
Food Products 0.3%
Fiesta Purchaser, Inc.,
9.63%, 9/15/2032(b)(f) 1,510,000 1,573,278
JBS USA Holding Lux Sarl
5.75%, 4/1/2033 258,000 259,594

16 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Amundi Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Food Products
6.50%, 12/1/2052 705,000 718,767
2,551,639
Gas Utilities 0.1%
KeySpan Gas East Corp.,
5.99%, 3/6/2033(b) 1,035,000 1,051,270
Health Care Providers & Services 1.7%
CVS Health Corp., 5.55%,
6/1/2031 6,060,000 6,085,309
US Acute Care
Solutions LLC, 9.75%,
5/15/2029(b) 8,205,000 8,343,697
14,429,006
Health Care REITs 0.4%
MPT Operating
Partnership LP, 3.50%,
3/15/2031(f) 4,720,000 3,164,871
Hotels, Restaurants & Leisure 1.3%
Carnival Corp.
6.00%, 5/1/2029(b)(f) 2,595,000 2,600,016
5.75%, 1/15/2030(b) EUR 1,530,000 1,711,581
Darden Restaurants, Inc.,
6.30%, 10/10/2033(f) 2,610,000 2,738,026
Genting New York LLC,
7.25%, 10/1/2029(b)(f) 3,280,000 3,371,806
Hilton Grand Vacations
Borrower LLC, 6.63%,
1/15/2032(b) 785,000 795,240
Las Vegas Sands Corp.,
6.00%, 8/15/2029 130,000 131,803
11,348,472
Independent Power and Renewable Electricity Producers
0.2%
Lightning Power LLC,
7.25%, 8/15/2032(b) 1,640,000 1,693,890
Industrial REITs 0.1%
Americold Realty
Operating Partnership
LP, 5.41%, 9/12/2034(f) 775,000 746,649
Insurance 1.2%
3264 re Ltd., Series A,
(3 Month Treasury Bill
Rate + 7.00%), 11.29%,
7/8/2027(b)(d) 250,000 267,100
Arthur J Gallagher & Co.,
4.85%, 12/15/2029 755,000 749,604
CNO Financial Group, Inc.,
6.45%, 6/15/2034 2,640,000 2,730,967
Farmers Exchange Capital
III, 5.45%, 10/15/2054(b) 3,270,000 2,900,213
Farmers Insurance
Exchange, (US Treasury
Yield Curve Rate T Note
Constant Maturity 10
Year + 3.86%), 7.00%,
10/15/2064(b)(d) 1,300,000 1,292,550
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Insurance
Gateway Re Ltd.
Series A, (T-BILL 1MO
+ 9.28%), 13.57%,
5/12/2025(b)(d) 500,000 508,150
Series A, (T-BILL 1MO
+ 13.96%), 18.23%,
2/24/2026(b)(d) 250,000 266,275
Series A, (T-BILL 1MO
+ 10.00%), 14.29%,
7/8/2026(b)(d) 500,000 510,150
Gateway Re Ltd., Series
AA, (T-BILL 1MO
+ 5.50%), 9.79%,
7/8/2027(b)(d) 250,000 255,525
Liberty Mutual
Insurance Co., 7.70%,
10/15/2097(b) 420,000 466,142
Logistics Re Ltd., Series A,
(T-BILL 1MO + 6.00%),
10.26%, 12/21/2027(b)
(d) 500,000 507,000
Metropolitan Life Global
Funding I, 5.15%,
3/28/2033(b) 485,000 480,653
Residential Reinsurance
2023 Ltd., Series 5,
(3 Month Treasury Bill
Rate + 5.92%), 10.19%,
12/6/2027(b)(d) 250,000 261,550
Residential Reinsurance
2023 Ltd., Series 3,
(T-BILL 1MO + 8.42%),
12.69%, 12/6/2027(b)(d) 250,000 261,525
11,457,404
IT Services 0.5%
Acuris Finance US, Inc.,
9.00%, 8/1/2029(b) 3,905,000 3,901,056
Media 0.9%
Charter Communications
Operating LLC, 6.65%,
2/1/2034 3,290,000 3,386,415
CSC Holdings LLC,
11.75%, 1/31/2029(b) 4,300,000 4,278,873
7,665,288
Multi-Utilities 0.6%
Sempra, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.14%), 6.55%,
4/1/2055(d)(f) 5,480,000 5,348,212
Office REITs 0.2%
COPT Defense Properties
LP, 2.90%, 12/1/2033 1,850,000 1,489,723

Nationwide Amundi Strategic Income Fund - January 31, 2025 (Unaudited) - Statement of Investments - 17
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Oil, Gas & Consumable Fuels 5.1%
BP Capital Markets plc,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 1.67%), 6.13%,
3/18/2035(d)(h) 7,605,000 7,498,720
Columbia Pipelines
Holding Co. LLC, 5.10%,
10/1/2031(b) 1,315,000 1,291,264
ConocoPhillips Co.,
5.65%, 1/15/2065 2,000,000 1,887,802
Delek Logistics Partners
LP, 8.63%, 3/15/2029(b) 5,840,000 6,125,015
Energy Transfer LP
6.55%, 12/1/2033 1,240,000 1,316,998
5.60%, 9/1/2034(f) 1,005,000 998,996
Energy Transfer LP, Series
G, (US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 5.31%), 7.13%,
5/15/2030(d)(h) 859,000 871,156
Hilcorp Energy I LP
6.88%, 5/15/2034(b) 3,145,000 3,033,329
7.25%, 2/15/2035(b) 4,895,000 4,782,304
Phillips 66 Co., 5.25%,
6/15/2031(f) 3,530,000 3,548,419
Summit Midstream
Holdings LLC, 8.63%,
10/31/2029(b)(f) 4,395,000 4,628,648
Wildfire Intermediate
Holdings LLC, 7.50%,
10/15/2029(b)(f) 6,970,000 6,879,740
42,862,391
Passenger Airlines 0.4%
American Airlines, Inc.,
5.75%, 4/20/2029(b) 190,000 189,536
OneSky Flight LLC,
8.88%, 12/15/2029(b) 3,630,000 3,718,608
3,908,144
Pharmaceuticals 0.3%
Royalty Pharma plc,
5.40%, 9/2/2034(f) 2,345,000 2,290,443
Tricida , Inc.
3.50%, 5/15/2027^∞ 1,430,000 0
2,290,443
Real Estate Management & Development 0.4%
Kennedy-Wilson, Inc.,
4.75%, 2/1/2030 3,590,000 3,231,062
Residential REITs 0.6%
Sun Communities
Operating LP
5.50%, 1/15/2029(f) 3,630,000 3,667,337
5.70%, 1/15/2033 1,330,000 1,325,636
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Residential REITs
UDR, Inc., 5.13%,
9/1/2034 485,000 469,903
5,462,876
Semiconductors & Semiconductor Equipment 1.0%
Foundry JV Holdco LLC
6.15%, 1/25/2032(b) 1,225,000 1,251,004
5.88%, 1/25/2034(b) 3,610,000 3,587,113
6.25%, 1/25/2035(b) 670,000 682,968
6.40%, 1/25/2038(b) 450,000 458,237
Microchip Technology, Inc.,
5.05%, 2/15/2030 2,715,000 2,698,036
8,677,358
Textiles, Apparel & Luxury Goods 0.1%
Tapestry, Inc., 5.50%,
3/11/2035 1,060,000 1,044,722
Trading Companies & Distributors 0.1%
Ferguson Enterprises, Inc.,
5.00%, 10/3/2034 1,065,000 1,025,542
292,840,586
Total Corporate Bonds
(cost $511,435,236) 514,234,864
Mortgage-Backed Securities 11.7%
FNMA/FHLMC UMBS,
15 Year, Single Family
Conventional Pool TBA
5.50%, 2/25/2040 2,600,000 2,623,121
FNMA/FHLMC UMBS,
30 Year, Single Family
Conventional Pool TBA
6.00%, 2/25/2055 26,300,000 26,478,692
FNMA/FHLMC UMBS,
30 Year, Single Family
TBA
5.00%, 2/25/2055 15,300,000 14,773,512
5.50%, 2/25/2055 26,400,000 26,071,401
6.50%, 2/25/2055 14,000,000 14,352,729
6.50%, 3/25/2055 1,000,000 1,023,164
GNMA TBA
6.00%, 2/15/2055 7,000,000 7,059,063
6.50%, 2/15/2055 6,000,000 6,113,717
Total Mortgage-Backed Securities
(cost $98,070,590) 98,495,399
Foreign Government Securities 2.0%
CHILE 0.2%
Republic of Chile, 3.75%,
1/14/2032 EUR 1,870,000 1,954,453
MEXICO 1.0%
United Mexican States
5.13%, 5/4/2037 EUR 6,420,000 6,576,857
6.88%, 5/13/2037 2,250,000 2,262,007
8,838,864

18 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Amundi Strategic Income Fund
Foreign Government Securities
Principal
Amount ($) Value ($)
SAUDI ARABIA 0.8%
Kingdom of Saudi Arabia
5.63%, 1/13/2035 (b) 4,785,000 4,833,577
5.75%, 1/16/2054 (b) 1,665,000 1,577,568
6,411,145
Total Foreign Government Securities
(cost $17,244,699) 17,204,462
Supranational 0.1%
International Bank for
Reconstruction &
Development
(SOFR + 7.19%), ,
11.55%, 12/29/2027(b)
(d) 250,000 255,050
(SOFR + 4.22%), ,
8.58%, 4/24/2028(b)(d) 250,000 255,350
(SOFR + 12.22%), ,
16.57%, 4/24/2028(b)(d) 250,000 264,625
(SOFR + 13.72%), ,
18.06%, 4/24/2028(b)(d) 250,000 258,675
Total Supranational
(cost $991,330) 1,033,700
Common Stocks 0.1%
Shares
MEXICO 0.1%
Passenger Airlines 0.1%
Grupo Aeromexico SAB de
CV *^∞ 21,107 407,432
UNITED STATES 0.0%
†
Media 0.0%
†
Diamond Sports Group
LLC *∞ 79 1,442
Total Common Stocks
(cost $346,224) 408,874
Warrants 0.0%
†
Number of
Warrants
SINGAPORE 0.0%
†
Trading Companies & Distributors 0.0%
†
Avation plc, expiring
10/31/2026* 21,088 14,381
Total Warrants
(cost $0)
14,381
Loan Participations 1.5%
Principal
Amount ($)
UNITED STATES 1.5%
Commercial Services & Supplies 0.1%
Amentum Holdings, Inc.,
First Lien Term Loan,
(CME Term SOFR 1
Month + 2.25%), 6.56%,
9/29/2031 (d) 1,050,000 1,045,275
Loan Participations
Principal
Amount ($) Value ($)
Diversified Consumer Services 0.4%
Champions Financing,
Inc., First Lien Term
Loan, (CME Term SOFR
3 Month + 4.75%),
9.27%, 2/6/2029 (d) 3,383,000 3,056,337
Electric Utilities 0.2%
Alpha Generation LLC,
First Lien Term Loan
B, (CME Term SOFR 1
Month + 2.75%), 7.06%,
9/30/2031 (d) 1,576,050 1,583,536
Health Care Equipment & Supplies 0.1%
Sotera Health Holdings
LLC, First Lien Term
Loan, (CME Term SOFR
1 Month + 3.25%),
7.56%, 5/30/2031 (d) 789,898 791,052
IT Services 0.2%
Fortress Intermediate 3,
Inc., First Lien Term
Loan, (CME Term SOFR
1 Month + 3.50%),
7.81%, 6/27/2031 (d) 2,183,528 2,184,903
Media 0.1%
Directv Financing LLC,
First Lien Term Loan
B, (CME Term SOFR 3
Month + 5.25%), 9.80%,
8/2/2029 (d) 482,300 478,548
Radiate Holdco LLC,
First Lien Term Loan,
(CME Term SOFR 1
Month + 3.25%), 7.68%,
9/25/2026 (d) 488,577 436,544
915,092
0
Wireless Telecommunication Services 0.4%
Zegona Holdco Ltd.,
First Lien Term Loan
B, (CME Term SOFR 3
Month + 4.25%), 8.55%,
7/10/2029 (d) 3,123,173 3,154,404
Total Loan Participations
(cost $12,965,691)
12,730,599
Repurchase Agreements 2.8%
CF Secured, LLC 4.33%,
dated 1/31/2025, due
2/3/2025, repurchase
price $8,042,812,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.50%, maturing
2/28/2025 - 11/15/2054;
total market value
$8,203,668. ( i ) 8,039,911 8,039,911

Nationwide Amundi Strategic Income Fund - January 31, 2025 (Unaudited) - Statement of Investments - 19
Repurchase Agreements
Principal
Amount ($) Value ($)
Santander US Capital
Markets 4.31%,
dated 1/31/2025, due
2/3/2025, repurchase
price $10,003,592,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.25% - 4.63%, maturing
3/15/2025 - 2/15/2050;
total market value
$10,203,664. ( i ) 10,000,000 10,000,000
Societe Generale 4.32%,
dated 1/31/2025, due
2/3/2025, repurchase
price $5,001,800,
collateralized by U.S.
Government Treasury
Securities, ranging from
4.13% - 4.75%, maturing
8/15/2053 - 5/15/2054;
total market value
$5,100,001. ( i ) 5,000,000 5,000,000
Total Repurchase
Agreements
(cost $23,039,911)
23,039,911
Total Investments
(cost $911,451,711) — 109.1% 917,733,669
Liabilities in excess of other assets — (9.1)% (76,707,276)
NET ASSETS — 100.0%
$ 841,026,393
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current
interest rates and prepayments on the underlying pool of
assets.  The interest rate shown was the current rate as of
January 31, 2025.
(b) Rule 144A, Section 4(2), or other security which is
restricted as to sale to institutional investors. These
securities were deemed liquid pursuant to procedures
approved by the Board of Trustees. The liquidity
determination is unaudited. The aggregate value of these
securities as of January 31, 2025 was $552,433,452 which
represents 65.69% of net assets.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The
rate shown is the rate as of January 31, 2025.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate
as of January 31, 2025.
(e) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the cash rate.
(f) The security or a portion of this security is on loan as of
January 31, 2025. The total value of securities on loan as of
January 31, 2025 was $29,848,708, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $23,039,911 and by $7,962,093 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 5.00%, and maturity
dates ranging from 2/20/2025 – 8/15/2051, a total value of
$31,002,004.
(g) Security in default.
(h) Perpetual Bond Security. The rate reflected in the
Statement of Investments is the rate in effect on January
31, 2025. The maturity date reflects the next call date.
( i ) Security was purchased with cash collateral held
from securities on loan. The total value of securities
purchased with cash collateral as of January 31, 2025 was
$23,039,911.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
IO Interest only
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
CAD Canadian Dollar
EUR Euro
USD United States Dollar

20 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Amundi Strategic Income Fund
Centrally Cleared Credit default swap contracts outstanding - buy protection as of January 31, 2025
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional
Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Darden
Restaurants, Inc. 1.00 Quarterly 6/20/2029 0.35 USD 462,712 (9,103) (3,481) (12,584)
Markit CDX North
American High
Yield Index Series
43-V1 5.00 Quarterly 12/20/2029 3.00 USD 161,200,000 (11,463,852) (2,544,516) (14,008,368)
(11,472,955) (2,547,997) (14,020,952)
1 The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract.
Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment)
under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar
Forward Foreign Currency Contracts outstanding as of January 31, 2025:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
USD 231,425 MXN 4,750,841 Bank of America NA 3/27/2025 3,977
USD 347,670 CAD 500,000 HSBC Bank, N.A. 4/10/2025 2,678
Total unrealized appreciation 6,655
EUR 581,864 USD 607,001 Bank of America NA 2/18/2025 (3,011)
USD 14,325,815 EUR 13,882,296 Bank of America NA 2/18/2025 (84,362)
Total unrealized depreciation (87,373)
Net unrealized depreciation (80,718)
Currency:
CAD Canadian dollar
EUR Euro
MXN Mexican peso
USD United States dollar

Nationwide Amundi Strategic Income Fund - January 31, 2025 (Unaudited) - Statement of Investments - 21
Futures contracts outstanding as of January 31, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 13 3/2025 USD 2,673,125 2,505
Total long contracts 2,505
Short Contracts
Euro- Bobl (7) 3/2025 EUR (852,753) 11,867
Euro-Bund (21) 3/2025 EUR (2,887,001) 84,364
U.S. Treasury 5 Year Note (1,104) 3/2025 USD (117,455,250) 248,234
U.S. Treasury 10 Year Note (277) 3/2025 USD (30,149,719) 86,690
U.S. Treasury 10 Year Ultra Note (1,303) 3/2025 USD (145,121,625) 868,009
U.S. Treasury Long Bond (59) 3/2025 USD (6,720,469) 82,109
U.S. Treasury Ultra Bond (151) 3/2025 USD (17,888,781) 548,071
Total short contracts 1,929,344
Net contracts 1,931,849
Currency:
EUR Euro
USD United States Dollar

22 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Amundi Strategic Income Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 123,764,660 $ – $ 123,764,660
Collateralized Mortgage Obligations – 104,256,893 – 104,256,893
Commercial Mortgage-Backed Securities – 22,549,926 – 22,549,926
Common Stocks
Media – 1,442 – 1,442
Passenger Airlines – – 407,432 407,432
Total Common Stocks $ – $ 1,442 $ 407,432 $ 408,874
Corporate Bonds
Aerospace & Defense – 7,264,723 – 7,264,723

Nationwide Amundi Strategic Income Fund - January 31, 2025 (Unaudited) - Statement of Investments - 23
Level 1 Level 2 Level 3 Total
Assets:
Automobiles $ – $ 16,562,972 $ – $ 16,562,972
Banks – 105,139,428 – 105,139,428
Building Products – 2,851,983 – 2,851,983
Capital Markets – 22,113,849 – 22,113,849
Chemicals – 12,577,893 – 12,577,893
Commercial Services & Supplies – 9,209,753 – 9,209,753
Consumer Finance – 45,000,577 – 45,000,577
Containers & Packaging – 1,549,341 – 1,549,341
Diversified Consumer Services – 701,975 – 701,975
Diversified REITs – 7,445,855 – 7,445,855
Diversified Telecommunication Services – 9,138,104 – 9,138,104
Electric Utilities – 10,494,235 – 10,494,235
Electronic Equipment, Instruments &
Components – 1,884,918 – 1,884,918
Energy Equipment & Services – 8,178,508 – 8,178,508
Financial Services – 37,747,173 – 37,747,173
Food Products – 5,776,031 – 5,776,031
Gas Utilities – 1,051,270 – 1,051,270
Health Care Providers & Services – 14,429,006 – 14,429,006
Health Care REITs – 3,164,871 – 3,164,871
Hotels, Restaurants & Leisure – 12,586,893 – 12,586,893
Independent Power and Renewable
Electricity Producers – 1,693,890 – 1,693,890
Industrial REITs – 746,649 – 746,649
Insurance – 50,028,475 – 50,028,475
IT Services – 3,901,056 – 3,901,056
Media – 7,665,288 – 7,665,288
Metals & Mining – 782,325 – 782,325
Multi-Utilities – 6,021,016 – 6,021,016
Office REITs – 1,489,723 – 1,489,723
Oil, Gas & Consumable Fuels – 63,780,211 – 63,780,211
Passenger Airlines – 18,028,656 – 18,028,656
Pharmaceuticals – 4,184,882 – 4,184,882
Real Estate Management & Development – 3,231,062 – 3,231,062
Residential REITs – 5,462,876 – 5,462,876
Semiconductors & Semiconductor
Equipment – 8,677,358 – 8,677,358
Textiles, Apparel & Luxury Goods – 1,044,722 – 1,044,722
Trading Companies & Distributors – 1,025,542 – 1,025,542
Wireless Telecommunication Services – 1,601,775 – 1,601,775
Total Corporate Bonds $ – $ 514,234,864 $ – $ 514,234,864
Foreign Government Securities – 17,204,462 – 17,204,462
Forward Foreign Currency Contracts – 6,655 – 6,655
Futures Contracts 1,931,849 – – 1,931,849
Loan Participations – 12,730,599 – 12,730,599
Mortgage-Backed Securities – 98,495,399 – 98,495,399
Repurchase Agreements – 23,039,911 – 23,039,911
Supranational – 1,033,700 – 1,033,700
Warrants 14,381 – – 14,381
Total Assets $ 1,946,230 $ 917,318,511 $ 407,432 $ 919,672,173
Liabilities:
Credit Default Swaps† $ – $ (2,547,997) $ – $ (2,547,997)
Forward Foreign Currency Contracts – (87,373) – (87,373)
Total Liabilities $ – $ (2,635,370) $ – $ (2,635,370)
Total $ 1,946,230 $ 914,683,141 $ 407,432 $ 917,036,803
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
As of January 31, 2025, the fund held one corporate bond investment that was categorized as a Level 3 investment which was valued at $0.

24 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Amundi Strategic Income Fund
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2025. Please see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts, forward foreign currency contracts, and financial futures contracts.
(a) Swap Contracts
Credit Default Swap Contracts — The Fund entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose the Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market or selected credit markets while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and short exposure to select credit and sovereign debt securities, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
The Fund segregates liquid assets to cover its obligations under its credit default swap contracts.
The upfront premiums are amortized and accreted daily and are recorded as realized gains or losses upon maturity or termination of the credit default swap contract.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii)
receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of January 31, 2025 are disclosed in the Statement of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Common
Stocks Total
Balance as of 10/31/2024 $ 421,940 $ 421,940
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) — —
Purchases — —
Sales — —
Change in Unrealized Appreciation/Depreciation (14,508) (14,508)
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 1/31/2025 $ 407,432 $ 407,432
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 1/31/2025 $ (14,508) $ (14,508)

Nationwide Amundi Strategic Income Fund - January 31, 2025 (Unaudited) - Statement of Investments - 25
Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin and cash pledged as collateral are designated on the Statement of Investments, as applicable. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared credit default swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses).
(b) Forward Foreign Currency Contracts
The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, and/or to seek to protect against anticipated changes in future foreign currency exchange rate, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
(c) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

26 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Amundi Strategic Income Fund
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of January 31, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of January 31, 2025:
Assets: Fair Value
Forward Foreign Currency Contracts
Currency risk Unrealized appreciation on forward foreign currency contracts $ 6,655
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts 1,931,849
Total $ 1,938,504
Liabilities:
Swap Contracts†
Credit risk Unrealized depreciation on centrally cleared swap contracts $ (2,547,997)
Forward Foreign Currency Contracts
Currency risk Unrealized depreciation on forward foreign currency contracts (87,373)
Total $ (2,635,370)
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Bailard International Equities Fund - January 31, 2025 (Unaudited) - Statement of Investments - 27
Common Stocks 99.0%
Shares Value ($)
AUSTRALIA 3.6%
Banks 0.6%
National Australia Bank Ltd. 45,000 1,117,698
Broadline Retail 0.7%
Wesfarmers Ltd. 32,000 1,516,557
Capital Markets 0.4%
Macquarie Group Ltd. 5,000 746,497
Consumer Staples Distribution & Retail 0.4%
Woolworths Group Ltd. 40,000 755,879
Metals & Mining 1.5%
BHP Group Ltd. 40,000 984,474
Glencore plc 220,000 955,073
Rio Tinto plc 20,000 1,207,488
3,147,035
7,283,666
CHINA 2.6%
Automobiles 0.3%
BYD Co. Ltd., Class H 20,000 700,587
Banks 0.4%
BOC Hong Kong Holdings Ltd. 275,000 891,909
Broadline Retail 1.0%
Alibaba Group Holding Ltd., ADR 10,000 988,400
PDD Holdings, Inc., ADR * 7,000 783,370
1,771,770
Hotels, Restaurants & Leisure 0.4%
Meituan, Class B Reg. S *(a) 40,000 758,781
Interactive Media & Services 0.5%
Tencent Holdings Ltd. 20,000 1,053,954
5,177,001
DENMARK 1.7%
Banks 0.3%
Danske Bank A/S 23,000 687,220
Marine Transportation 0.3%
AP Moller - Maersk A/S, Class B 400 591,014
Pharmaceuticals 1.1%
Novo Nordisk A/S, Class B 25,000 2,110,482
3,388,716
FRANCE 7.6%
Aerospace & Defense 0.8%
Airbus SE 4,500 777,622
Safran SA 3,000 745,381
1,523,003
Banks 0.4%
BNP Paribas SA 12,000 817,827
Building Products 0.7%
Cie de Saint-Gobain SA 16,000 1,494,587
Chemicals 0.9%
Air Liquide SA 10,000 1,743,633
Food Products 0.3%
Danone SA 10,000 699,672
Health Care Equipment & Supplies 0.7%
EssilorLuxottica SA 5,000 1,374,993
Insurance 0.5%
AXA SA 25,000 948,187
Common Stocks
Shares Value ($)
FRANCE
IT Services 0.3%
Capgemini SE 3,000 546,809
Media 0.4%
Publicis Groupe SA 8,000 848,007
Oil, Gas & Consumable Fuels 1.2%
TotalEnergies SE 40,000 2,323,434
Personal Care Products 0.3%
L'Oreal SA 1,500 553,726
Textiles, Apparel & Luxury Goods 1.1%
Hermes International SCA 250 699,886
LVMH Moet Hennessy Louis
Vuitton SE 2,500 1,801,287
2,501,173
15,375,051
GERMANY 11.3%
Aerospace & Defense 0.6%
Rheinmetall AG 1,500 1,175,264
Air Freight & Logistics 0.4%
Deutsche Post AG 20,000 721,747
Capital Markets 0.4%
Deutsche Boerse AG 3,000 741,394
Construction Materials 0.8%
Heidelberg Materials AG 12,000 1,693,990
Diversified Telecommunication Services 1.3%
Deutsche Telekom AG
(Registered) 75,000 2,515,348
Electrical Equipment 0.6%
Siemens Energy AG * 20,000 1,200,291
Household Products 0.5%
Henkel AG & Co. KGaA
(Preference) 12,000 1,049,240
Industrial Conglomerates 1.2%
Siemens AG (Registered) 11,500 2,473,424
Insurance 1.6%
Allianz SE (Registered) 2,500 814,773
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 4,500 2,437,869
3,252,642
Multi-Utilities 0.4%
E.ON SE 65,000 770,121
Personal Care Products 0.3%
Beiersdorf AG 5,000 668,599
Pharmaceuticals 0.3%
Merck KGaA 4,000 607,282
Semiconductors & Semiconductor Equipment 0.3%
Infineon Technologies AG 20,000 662,783
Software 1.8%
SAP SE 13,000 3,612,457
Textiles, Apparel & Luxury Goods 0.8%
adidas AG 6,000 1,584,637
22,729,219

28 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Bailard International Equities Fund
Common Stocks
Shares Value ($)
HONG KONG 0.8%
Food Products 0.5%
WH Group Ltd. Reg. S (a) 1,100,000 857,992
Insurance 0.3%
AIA Group Ltd. 100,000 703,388
1,561,380
IRELAND 0.4%
Banks 0.4%
AIB Group plc 140,000 825,478
ISRAEL 1.2%
Pharmaceuticals 0.5%
Teva Pharmaceutical Industries
Ltd., ADR * 60,000 1,063,800
Software 0.7%
Check Point Software
Technologies Ltd. *(b) 6,000 1,308,120
2,371,920
ITALY 4.9%
Automobiles 0.7%
Ferrari NV 3,400 1,463,223
Banks 1.8%
Intesa Sanpaolo SpA 400,000 1,736,780
UniCredit SpA 40,000 1,839,284
3,576,064
Electric Utilities 0.7%
Enel SpA 200,000 1,420,585
Electrical Equipment 1.2%
Prysmian SpA 35,000 2,435,539
Insurance 0.5%
Generali 30,000 950,971
9,846,382
JAPAN 22.9%
Automobile Components 0.4%
Sumitomo Electric Industries Ltd. 40,000 745,379
Automobiles 1.6%
Honda Motor Co. Ltd. 75,000 710,657
Mazda Motor Corp. 100,000 682,013
Suzuki Motor Corp. 60,000 714,841
Toyota Motor Corp. 60,000 1,143,292
3,250,803
Banks 1.7%
Mitsubishi UFJ Financial Group,
Inc. 90,000 1,139,481
Sumitomo Mitsui Financial Group,
Inc. 55,000 1,360,863
Sumitomo Mitsui Trust Group, Inc. 40,000 996,381
3,496,725
Beverages 1.1%
Asahi Group Holdings Ltd. 125,000 1,353,968
Kirin Holdings Co. Ltd. 65,000 821,731
2,175,699
Chemicals 1.0%
Mitsubishi Chemical Group Corp. 100,000 510,146
Nitto Denko Corp. 55,000 973,698
Shin-Etsu Chemical Co. Ltd. 14,700 458,778
1,942,622
Common Stocks
Shares Value ($)
JAPAN
Consumer Staples Distribution & Retail 0.4%
Seven & i Holdings Co. Ltd. 50,000 793,409
Electric Utilities 0.3%
Kansai Electric Power Co., Inc.
(The) 60,000 663,622
Electrical Equipment 0.3%
Mitsubishi Electric Corp. 40,000 658,829
Entertainment 0.5%
Nintendo Co. Ltd. 15,000 984,307
Financial Services 0.5%
ORIX Corp. 50,000 1,056,931
Health Care Equipment & Supplies 0.8%
Hoya Corp. 5,000 672,183
Olympus Corp. 60,000 911,277
1,583,460
Household Durables 1.3%
Panasonic Holdings Corp. 100,000 1,028,640
Sony Group Corp. 75,000 1,653,942
2,682,582
Industrial Conglomerates 1.3%
Hitachi Ltd. 75,000 1,892,307
Sekisui Chemical Co. Ltd. 40,000 664,784
2,557,091
Insurance 0.7%
Dai-ichi Life Holdings, Inc. 20,000 546,436
Sompo Holdings, Inc. 30,000 835,156
1,381,592
IT Services 1.4%
Fujitsu Ltd. 60,000 1,160,272
NEC Corp. 16,000 1,586,706
2,746,978
Machinery 1.2%
Komatsu Ltd. 45,000 1,379,727
Kubota Corp. 75,000 939,249
2,318,976
Media 0.3%
Dentsu Group, Inc. 30,000 696,264
Metals & Mining 0.4%
Nippon Steel Corp. 37,000 768,225
Personal Care Products 0.3%
Kao Corp. 16,000 636,342
Pharmaceuticals 1.4%
Astellas Pharma, Inc. 100,000 973,696
Shionogi & Co. Ltd. 65,000 956,723
Takeda Pharmaceutical Co. Ltd. 35,000 940,593
2,871,012
Professional Services 0.8%
Recruit Holdings Co. Ltd. 22,000 1,538,071
Real Estate Management & Development 0.4%
Daito Trust Construction Co. Ltd. 8,000 856,498
Semiconductors & Semiconductor Equipment 1.4%
Advantest Corp. 12,100 676,158
Renesas Electronics Corp. * 55,000 740,588
Tokyo Electron Ltd. 8,500 1,443,138
2,859,884
Specialty Retail 0.4%
Fast Retailing Co. Ltd. 2,500 817,507

Nationwide Bailard International Equities Fund - January 31, 2025 (Unaudited) - Statement of Investments - 29
Common Stocks
Shares Value ($)
JAPAN
Technology Hardware, Storage & Peripherals 0.6%
Canon, Inc. 40,000 1,288,294
Trading Companies & Distributors 1.4%
Mitsubishi Corp. 30,000 479,295
Mitsui & Co. Ltd. 60,000 1,186,935
Sumitomo Corp. 50,000 1,078,460
2,744,690
Wireless Telecommunication Services 1.0%
KDDI Corp. 21,500 717,195
SoftBank Corp. 1,000,000 1,288,038
2,005,233
46,121,025
NETHERLANDS 3.5%
Banks 0.3%
ING Groep NV 35,000 582,548
Consumer Staples Distribution & Retail 0.5%
Koninklijke Ahold Delhaize NV 30,000 1,062,534
Entertainment 0.4%
Universal Music Group NV (b) 30,000 836,229
Professional Services 0.7%
Wolters Kluwer NV 8,000 1,455,330
Semiconductors & Semiconductor Equipment 1.6%
ASML Holding NV (Registered),
ADR 4,300 3,179,034
7,115,675
NORWAY 0.5%
Oil, Gas & Consumable Fuels 0.5%
Equinor ASA 43,000 1,034,658
SINGAPORE 3.3%
Banks 2.0%
DBS Group Holdings Ltd. 70,000 2,295,545
United Overseas Bank Ltd. 55,000 1,515,677
3,811,222
Capital Markets 0.4%
Singapore Exchange Ltd. 100,000 902,233
Entertainment 0.9%
Sea Ltd., ADR * 15,000 1,826,850
6,540,305
SOUTH KOREA 1.4%
Automobiles 0.7%
Kia Corp. 20,000 1,397,833
Banks 0.3%
KB Financial Group, Inc. 10,000 626,769
Technology Hardware, Storage & Peripherals 0.4%
Samsung Electronics Co. Ltd. 20,000 713,337
2,737,939
SPAIN 4.5%
Banks 1.6%
Banco Bilbao Vizcaya Argentaria
SA 175,000 1,993,620
CaixaBank SA 180,000 1,092,839
3,086,459
Construction & Engineering 0.6%
ACS Actividades de Construccion
y Servicios SA 22,091 1,127,223
Common Stocks
Shares Value ($)
SPAIN
Diversified Telecommunication Services 0.4%
Telefonica SA (b) 200,000 816,476
Electric Utilities 0.6%
Iberdrola SA 88,063 1,244,487
Specialty Retail 0.8%
Industria de Diseno Textil SA 30,000 1,635,213
Transportation Infrastructure 0.5%
Aena SME SA Reg. S (a) 5,000 1,077,501
8,987,359
SWEDEN 3.6%
Banks 0.5%
Skandinaviska Enskilda Banken
AB, Class A 75,000 1,057,264
Commercial Services & Supplies 0.6%
Securitas AB, Class B (b) 100,000 1,270,875
Communications Equipment 0.6%
Telefonaktiebolaget LM Ericsson,
Class B 150,000 1,130,442
Diversified Telecommunication Services 0.5%
Telia Co. AB (b) 350,000 1,027,305
Financial Services 0.4%
Investor AB, Class B 30,000 853,948
Machinery 1.0%
Atlas Copco AB, Class B 50,000 745,628
Volvo AB, Class B 45,000 1,242,028
1,987,656
7,327,490
SWITZERLAND 1.0%
Capital Markets 0.5%
UBS Group AG (Registered) 33,000 1,165,172
Insurance 0.5%
Zurich Insurance Group AG 1,500 909,589
2,074,761
TAIWAN 1.5%
Semiconductors & Semiconductor Equipment 1.5%
Taiwan Semiconductor
Manufacturing Co. Ltd., ADR 14,000 2,930,480
UNITED KINGDOM 12.4%
Aerospace & Defense 0.7%
BAE Systems plc 50,000 756,635
Rolls-Royce Holdings plc * 100,000 749,119
1,505,754
Banks 2.3%
Barclays plc 500,000 1,829,882
HSBC Holdings plc 160,000 1,669,046
NatWest Group plc 230,000 1,228,552
4,727,480
Beverages 0.6%
Diageo plc 42,000 1,257,997
Broadline Retail 0.4%
Next plc 6,000 738,599
Capital Markets 1.0%
3i Group plc 40,000 1,926,187

30 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Bailard International Equities Fund
Common Stocks
Shares Value ($)
UNITED KINGDOM
Diversified Consumer Services 0.6%
Pearson plc 75,000 1,246,361
Food Products 0.3%
Associated British Foods plc 22,000 517,385
Hotels, Restaurants & Leisure 0.7%
InterContinental Hotels Group plc 10,000 1,338,420
Household Products 0.5%
Reckitt Benckiser Group plc 14,000 922,445
Insurance 0.3%
Aviva plc 100,000 637,473
Personal Care Products 1.4%
Unilever plc 49,000 2,808,846
Pharmaceuticals 1.7%
AstraZeneca plc, ADR 50,000 3,538,000
Professional Services 1.5%
Intertek Group plc 17,000 1,073,331
RELX plc 37,500 1,864,752
2,938,083
Trading Companies & Distributors 0.4%
Bunzl plc 20,000 854,549
24,957,579
UNITED STATES 10.3%
Construction Materials 0.7%
Holcim AG 15,000 1,507,699
Electrical Equipment 1.4%
Schneider Electric SE 11,000 2,781,577
Entertainment 1.1%
Spotify Technology SA * 4,000 2,194,200
Food Products 0.8%
Nestle SA (Registered) 20,000 1,700,560
Oil, Gas & Consumable Fuels 1.8%
BP plc 400,000 2,075,173
Shell plc 45,000 1,476,339
3,551,512
Pharmaceuticals 3.6%
GSK plc 90,000 1,573,117
Novartis AG (Registered) 20,000 2,096,117
Roche Holding AG 7,000 2,198,038
Sanofi SA 12,000 1,301,645
7,168,917
Professional Services 0.4%
Experian plc 15,000 743,799
Trading Companies & Distributors 0.5%
Ferguson Enterprises, Inc. 6,000 1,076,773
20,725,037
Total Common Stocks
(cost $150,934,011) 199,111,121
Repurchase Agreements 0.7%
Principal
Amount ($) Value ($)
CF Secured, LLC, 4.33%,
dated 1/31/2025, due
2/3/2025, repurchase price
$402,905, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 6.50%, maturing
2/28/2025 - 11/15/2054; total
market value $410,962.(c) 402,759 402,759
Santander US Capital Markets,
4.31%, dated 1/31/2025, due
2/3/2025, repurchase price
$1,000,360, collateralized by
U.S. Government Treasury
Securities, ranging from
0.25% - 4.63%, maturing
3/15/2025 - 2/15/2050; total
market value $1,020,366.(c) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $1,402,759) 1,402,759
Total Investments
(cost $152,336,770) — 99.7% 200,513,880
Other assets in excess of liabilities — 0.3% 611,602
NET ASSETS — 100.0%
$201,125,482
* Denotes a non-income producing security.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of January 31, 2025
was $2,694,274 which represents 1.34% of net assets.
(b) The security or a portion of this security is on loan as of
January 31, 2025. The total value of securities on loan as of
January 31, 2025 was $2,782,613, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $1,402,759 and by $1,528,263 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 5.00%, and maturity
dates ranging from 2/27/2025 – 8/15/2054, a total value of
$2,931,022.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2025 was $1,402,759.

Nationwide Bailard International Equities Fund - January 31, 2025 (Unaudited) - Statement of Investments - 31
ADR American Depositary Receipt
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.

32 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Bailard International Equities Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide Bailard International Equities Fund - January 31, 2025 (Unaudited) - Statement of Investments - 33
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ – $ 4,204,021 $ – $ 4,204,021
Air Freight & Logistics – 721,747 – 721,747
Automobile Components – 745,379 – 745,379
Automobiles – 6,812,446 – 6,812,446
Banks – 25,304,663 – 25,304,663
Beverages – 3,433,695 – 3,433,695
Broadline Retail 1,771,770 2,255,156 – 4,026,926
Building Products – 1,494,587 – 1,494,587
Capital Markets – 5,481,482 – 5,481,482
Chemicals – 3,686,255 – 3,686,255
Commercial Services & Supplies – 1,270,875 – 1,270,875
Communications Equipment – 1,130,442 – 1,130,442
Construction & Engineering – 1,127,223 – 1,127,223
Construction Materials – 3,201,688 – 3,201,688
Consumer Staples Distribution & Retail – 2,611,822 – 2,611,822
Diversified Consumer Services – 1,246,361 – 1,246,361
Diversified Telecommunication Services – 4,359,130 – 4,359,130
Electric Utilities – 3,328,695 – 3,328,695
Electrical Equipment – 7,076,237 – 7,076,237
Entertainment 4,021,050 1,820,536 – 5,841,586
Financial Services – 1,910,879 – 1,910,879
Food Products – 3,775,608 – 3,775,608
Health Care Equipment & Supplies – 2,958,453 – 2,958,453
Hotels, Restaurants & Leisure – 2,097,201 – 2,097,201
Household Durables – 2,682,582 – 2,682,582
Household Products – 1,971,685 – 1,971,685
Industrial Conglomerates – 5,030,515 – 5,030,515
Insurance – 8,783,843 – 8,783,843
Interactive Media & Services – 1,053,954 – 1,053,954
IT Services – 3,293,786 – 3,293,786
Machinery – 4,306,631 – 4,306,631
Marine Transportation – 591,014 – 591,014
Media – 1,544,271 – 1,544,271
Metals & Mining – 3,915,261 – 3,915,261
Multi-Utilities – 770,121 – 770,121
Oil, Gas & Consumable Fuels – 6,909,605 – 6,909,605
Personal Care Products – 4,667,513 – 4,667,513
Pharmaceuticals 4,601,799 12,757,694 – 17,359,493
Professional Services – 6,675,284 – 6,675,284
Real Estate Management & Development – 856,498 – 856,498
Semiconductors & Semiconductor
Equipment 6,109,513 3,522,667 – 9,632,180
Software 1,308,120 3,612,456 – 4,920,576
Specialty Retail – 2,452,719 – 2,452,719
Technology Hardware, Storage &
Peripherals – 2,001,631 – 2,001,631
Textiles, Apparel & Luxury Goods – 4,085,811 – 4,085,811
Trading Companies & Distributors – 4,676,013 – 4,676,013
Transportation Infrastructure – 1,077,501 – 1,077,501
Wireless Telecommunication Services – 2,005,233 – 2,005,233
Total Common Stocks $ 17,812,252 $ 181,298,869 $ – $ 199,111,121
Repurchase Agreements – 1,402,759 – 1,402,759
Total $ 17,812,252 $ 182,701,628 $ – $ 200,513,880
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

34 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Global Sustainable Equity Fund
Common Stocks 98 .8%
Shares Value ($)
BRAZIL 0 .9%
Broadline Retail 0 .9%
MercadoLibre, Inc. * 1,035 1,989,467
CANADA 1 .3%
Ground Transportation 1 .3%
Canadian Pacific Kansas City Ltd. 35,052 2,790,139
CHINA 0 .0%
†
Chemicals 0 .0%
†
Tianhe Chemicals Group Ltd. *^∞ 2,702,000 0
DENMARK 0 .5%
Biotechnology 0 .5%
Genmab A/S * 5,533 1,090,033
FRANCE 3 .0%
Food Products 1 .6%
Danone SA 53,669 3,755,070
Insurance 1 .4%
AXA SA 79,305 3,007,839
6,762,909
GERMANY 1 .1%
Machinery 1 .1%
Knorr-Bremse AG 29,544 2,346,131
IRELAND 2 .2%
Banks 2 .2%
Bank of Ireland Group plc 498,805 4,945,788
ITALY 0 .9%
Electrical Equipment 0 .9%
Prysmian SpA 29,218 2,033,188
JAPAN 3 .0%
Electronic Equipment, Instruments & Components 1 .2%
Keyence Corp. 6,200 2,673,913
Household Durables 1 .8%
Sony Group Corp. 186,100 4,103,980
6,777,893
JERSEY 0 .6%
Automobile Components 0 .6%
Aptiv plc * 20,756 1,295,590
NETHERLANDS 3 .7%
Entertainment 1 .1%
Universal Music Group NV (a) 91,478 2,549,886
Health Care Equipment & Supplies 1 .7%
Koninklijke Philips NV * 133,421 3,673,324
Semiconductors & Semiconductor Equipment 0 .9%
ASML Holding NV 2,815 2,088,274
8,311,484
NORWAY 1 .4%
Oil, Gas & Consumable Fuels 1 .4%
Equinor ASA 132,872 3,197,142
SPAIN 1 .2%
Banks 1 .2%
Banco Bilbao Vizcaya Argentaria
SA 230,088 2,621,190
UNITED KINGDOM 6 .5%
Capital Markets 2 .3%
London Stock Exchange Group plc 33,846 5,041,108
Common Stocks
Shares Value ($)
UNITED KINGDOM
Electronic Equipment, Instruments & Components 1 .5%
Spectris plc 91,348 3,405,418
Personal Care Products 1 .3%
Unilever plc 51,931 2,976,886
Pharmaceuticals 1 .4%
AstraZeneca plc 21,759 3,063,798
14,487,210
UNITED STATES 72 .5%
Automobiles 0 .8%
Rivian Automotive, Inc., Class A
*(a) 140,178 1,760,636
Banks 2 .6%
First Horizon Corp. 260,941 5,711,998
Broadline Retail 4 .3%
Amazon.com, Inc. * 39,836 9,468,220
Building Products 1 .6%
Advanced Drainage Systems, Inc. 16,402 1,983,166
Masco Corp. 18,890 1,497,599
3,480,765
Capital Markets 1 .7%
Ameriprise Financial, Inc. 6,788 3,688,328
Chemicals 1 .7%
CF Industries Holdings, Inc. 25,890 2,387,317
Linde plc 3,175 1,416,431
3,803,748
Commercial Services & Supplies 1 .4%
Montrose Environmental Group,
Inc. * 93,202 1,940,466
MSA Safety, Inc. 6,996 1,152,451
3,092,917
Construction & Engineering 2 .0%
AECOM 42,173 4,446,721
Consumer Finance 0 .8%
Capital One Financial Corp. 8,976 1,828,501
Consumer Staples Distribution & Retail 1 .6%
Costco Wholesale Corp. 3,597 3,524,628
Electrical Equipment 2 .7%
GE Vernova, Inc. 10,574 3,942,834
Regal Rexnord Corp. 13,054 2,072,061
6,014,895
Energy Equipment & Services 1 .2%
Schlumberger NV (a) 65,934 2,655,822
Entertainment 4 .0%
Take-Two Interactive Software,
Inc. * 22,738 4,218,126
Walt Disney Co. (The) 40,520 4,581,192
8,799,318
Financial Services 2 .3%
Apollo Global Management, Inc. 12,810 2,190,254
Visa, Inc., Class A (a) 8,864 3,029,715
5,219,969
Health Care Equipment & Supplies 1 .0%
Alcon AG 25,425 2,327,907
Health Care Providers & Services 2 .6%
UnitedHealth Group, Inc. 10,552 5,724,354

Nationwide Global Sustainable Equity Fund - January 31, 2025 (Unaudited) - Statement of Investments - 35
Common Stocks
Shares Value ($)
UNITED STATES
Hotels, Restaurants & Leisure 1 .0%
Starbucks Corp. 21,053 2,266,987
Insurance 2 .6%
Marsh & McLennan Cos., Inc. 16,661 3,613,437
Progressive Corp. (The) 8,622 2,124,806
5,738,243
IT Services 1 .9%
MongoDB, Inc., Class A * 15,710 4,293,857
Leisure Products 0 .4%
Brunswick Corp. 11,798 795,657
Life Sciences Tools & Services 0 .9%
Bio-Rad Laboratories, Inc., Class
A * 5,433 1,960,661
Machinery 1 .0%
Parker-Hannifin Corp. 3,180 2,248,419
Oil, Gas & Consumable Fuels 2 .7%
Devon Energy Corp. 57,555 1,962,626
Expand Energy Corp. 39,353 3,998,264
5,960,890
Personal Care Products 1 .6%
Haleon plc 746,600 3,478,831
Pharmaceuticals 2 .6%
Eli Lilly & Co. 7,235 5,868,164
Semiconductors & Semiconductor Equipment 8 .8%
Advanced Micro Devices, Inc. * 15,386 1,784,007
Broadcom, Inc. 29,626 6,555,344
Intel Corp. 92,897 1,804,989
Lattice Semiconductor Corp. * 53,498 3,050,456
Micron Technology, Inc. 35,470 3,236,283
NVIDIA Corp. 14,900 1,789,043
Universal Display Corp. 8,685 1,302,055
19,522,177
Software 12 .0%
Autodesk, Inc. * 9,668 3,010,035
Cadence Design Systems, Inc. * 14,842 4,417,276
Microsoft Corp. 26,838 11,139,380
ServiceNow, Inc. * 3,850 3,920,763
Zscaler, Inc. * 21,415 4,338,465
26,825,919
Specialty Retail 1 .7%
TJX Cos., Inc. (The) 30,580 3,816,078
Technology Hardware, Storage & Peripherals 1 .1%
Western Digital Corp. * 38,188 2,487,184
Wireless Telecommunication Services 1 .9%
T-Mobile US, Inc. 18,310 4,265,681
161,077,475
Total Common Stocks
(cost $174,320,907) 219,725,639
Repurchase Agreements 1 .8%
Principal
Amount ($) Value ($)
CF Secured, LLC, 4.33%,
dated 1/31/2025, due
2/3/2025, repurchase price
$2,918,342, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 6.50%, maturing
2/28/2025 - 11/15/2054; total
market value $2,976,709.(b) 2,917,289 2,917,289
Societe Generale, 4.32%,
dated 1/31/2025, due
2/3/2025, repurchase price
$1,000,360, collateralized by
U.S. Government Treasury
Securities, ranging from
4.13% - 4.75%, maturing
8/15/2053 - 5/15/2054; total
market value $1,020,000.(b) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $3,917,289) 3,917,289
Total Investments
(cost $178,238,196) — 100.6% 223,642,928
Liabilities in excess of other assets — (0.6)% (1,309,281)
NET ASSETS — 100.0%
$222,333,647
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
January 31, 2025. The total value of securities on loan as of
January 31, 2025 was $9,881,767, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $3,917,289 and by $6,353,499 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 6.13%, and maturity
dates ranging from 2/4/2025 – 5/15/2054, a total value of
$10,270,788.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2025 was $3,917,289.

36 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Global Sustainable Equity Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities
trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide Global Sustainable Equity Fund - January 31, 2025 (Unaudited) - Statement of Investments - 37
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Automobile Components $ 1,295,590 $ – $ – $ 1,295,590
Automobiles 1,760,636 – – 1,760,636
Banks 5,711,998 7,566,978 – 13,278,976
Biotechnology – 1,090,033 – 1,090,033
Broadline Retail 11,457,687 – – 11,457,687
Building Products 3,480,765 – – 3,480,765
Capital Markets 3,688,328 5,041,107 – 8,729,435
Chemicals 3,803,748 – – 3,803,748
Commercial Services & Supplies 3,092,917 – – 3,092,917
Construction & Engineering 4,446,721 – – 4,446,721
Consumer Finance 1,828,501 – – 1,828,501
Consumer Staples Distribution & Retail 3,524,628 – – 3,524,628
Electrical Equipment 6,014,895 2,033,188 – 8,048,083
Electronic Equipment, Instruments &
Components – 6,079,332 – 6,079,332
Energy Equipment & Services 2,655,822 – – 2,655,822
Entertainment 8,799,317 2,549,886 – 11,349,203
Financial Services 5,219,969 – – 5,219,969
Food Products – 3,755,070 – 3,755,070
Ground Transportation 2,790,139 – – 2,790,139
Health Care Equipment & Supplies – 6,001,231 – 6,001,231
Health Care Providers & Services 5,724,354 – – 5,724,354
Hotels, Restaurants & Leisure 2,266,987 – – 2,266,987
Household Durables – 4,103,980 – 4,103,980
Insurance 5,738,243 3,007,839 – 8,746,082
IT Services 4,293,857 – – 4,293,857
Leisure Products 795,657 – – 795,657
Life Sciences Tools & Services 1,960,661 – – 1,960,661
Machinery 2,248,419 2,346,131 – 4,594,550
Oil, Gas & Consumable Fuels 5,960,890 3,197,142 – 9,158,032
Personal Care Products – 6,455,717 – 6,455,717
Pharmaceuticals 5,868,164 3,063,798 – 8,931,962
Semiconductors & Semiconductor
Equipment 19,522,178 2,088,274 – 21,610,452
Software 26,825,919 – – 26,825,919
Specialty Retail 3,816,078 – – 3,816,078
Technology Hardware, Storage &
Peripherals 2,487,184 – – 2,487,184
Wireless Telecommunication Services 4,265,681 – – 4,265,681
Total Common Stocks $ 161,345,933 $ 58,379,706 $ – $ 219,725,639
Repurchase Agreements – 3,917,289 – 3,917,289
Total $ 161,345,933 $ 62,296,995 $ – $ 223,642,928
As of January 31, 2025, the fund held one common stock investment that was categorized as a Level 3 investment which was valued at $0.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

38 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide International Small Cap Fund
Common Stocks 96 .9%
Shares Value ($)
AUSTRALIA 5 .2%
Banks 0 .4%
Judo Capital Holdings Ltd. * 898,503 1,122,281
Chemicals 0 .1%
Nufarm Ltd. (a) 162,436 365,468
Construction & Engineering 0 .3%
Ventia Services Group Pty. Ltd. 93,366 220,474
Worley Ltd. 58,756 525,447
745,921
Construction Materials 0 .1%
Brickworks Ltd. 16,326 264,015
Containers & Packaging 0 .3%
Orora Ltd. 606,098 888,778
Diversified REITs 1 .0%
Stockland 937,808 2,991,176
Financial Services 0 .4%
Liberty Financial Group Ltd. Reg.
S 432,235 1,067,827
Metals & Mining 1 .7%
Evolution Mining Ltd. 468,262 1,643,352
MAC Copper Ltd. CRDI * 307,892 3,296,500
4,939,852
Oil, Gas & Consumable Fuels 0 .5%
Whitehaven Coal Ltd. 359,383 1,361,925
Software 0 .2%
SiteMinder Ltd. *(a) 173,117 641,597
Specialty Retail 0 .2%
JB Hi-Fi Ltd. 11,475 721,021
15,109,861
AUSTRIA 3 .0%
Banks 1 .9%
Addiko Bank AG 25,211 478,421
BAWAG Group AG Reg. S (b) 58,479 5,305,577
5,783,998
Construction Materials 0 .2%
Wienerberger AG 16,645 484,215
Machinery 0 .9%
ANDRITZ AG 43,716 2,484,329
8,752,542
BELGIUM 1 .0%
Banks 0 .8%
KBC Ancora 38,488 2,068,981
Electric Utilities 0 .2%
Elia Group SA/NV 10,190 688,733
2,757,714
BRAZIL 3 .0%
Ground Transportation 1 .3%
Rumo SA 1,172,300 3,690,989
Health Care Providers & Services 0 .2%
Hapvida Participacoes e
Investimentos S/A Reg. S *(b) 1,112,659 460,748
Software 1 .0%
TOTVS SA 506,900 2,954,289
Common Stocks
Shares Value ($)
BRAZIL
Wireless Telecommunication Services 0 .5%
TIM SA 578,500 1,545,227
8,651,253
CANADA 1 .9%
Metals & Mining 0 .3%
Discovery Silver Corp. *∞ 441,500 273,403
Faraday Copper Corp. *(a) 1,330,849 659,312
932,715
Oil, Gas & Consumable Fuels 1 .1%
Advantage Energy Ltd. * 122,256 776,429
MEG Energy Corp. (a) 34,190 560,600
NuVista Energy Ltd. * 81,316 727,919
Peyto Exploration & Development
Corp. (a) 77,952 841,550
Topaz Energy Corp. (a) 15,546 267,951
3,174,449
Software 0 .5%
Lightspeed Commerce, Inc. *(a) 97,581 1,408,094
5,515,258
CHILE 0 .4%
Metals & Mining 0 .4%
Lundin Mining Corp. (a) 135,612 1,071,198
CHINA 2 .3%
Automobile Components 0 .3%
Minth Group Ltd. * 420,099 835,997
Biotechnology 0 .5%
Zai Lab Ltd., ADR *(a) 52,519 1,427,992
Gas Utilities 0 .4%
ENN Energy Holdings Ltd. 191,600 1,301,087
Health Care Equipment & Supplies 0 .3%
Shandong Weigao Group Medical
Polymer Co. Ltd., Class H 1,451,616 906,479
Interactive Media & Services 0 .2%
Kanzhun Ltd., ADR * 34,648 499,278
Software 0 .1%
Pony AI, Inc., ADR * 19,112 251,514
Trading Companies & Distributors 0 .5%
BOC Aviation Ltd. Reg. S (b) 206,900 1,553,843
6,776,190
CYPRUS 0 .3%
Banks 0 .3%
Bank of Cyprus Holdings plc * 188,043 984,814
DENMARK 1 .1%
Beverages 0 .6%
Royal Unibrew A/S 23,027 1,589,925
Biotechnology 0 .2%
Ascendis Pharma A/S, ADR * 5,272 688,840
Marine Transportation 0 .3%
Dfds A/S 62,438 931,414
3,210,179
FINLAND 0 .6%
Automobile Components 0 .1%
Nokian Renkaat OYJ (a) 24,462 203,035

Nationwide International Small Cap Fund - January 31, 2025 (Unaudited) - Statement of Investments - 39
Common Stocks
Shares Value ($)
FINLAND
Chemicals 0 .5%
Kemira OYJ 75,479 1,663,932
1,866,967
FRANCE 3 .8%
Automobile Components 0 .3%
Valeo SE 73,195 825,917
Construction Materials 0 .2%
Imerys SA 6,968 191,569
Vicat SACA 9,215 385,078
576,647
Energy Equipment & Services 0 .4%
Technip Energies NV 39,492 1,117,658
Financial Services 0 .3%
Wendel SE 9,193 905,723
Gas Utilities 0 .2%
Rubis SCA 24,476 633,311
Ground Transportation 0 .2%
Ayvens SA Reg. S (b) 87,617 641,325
Household Durables 0 .3%
Kaufman & Broad SA 23,428 802,892
Media 0 .8%
JCDecaux SE * 165,007 2,750,509
Oil, Gas & Consumable Fuels 0 .2%
Gaztransport Et Technigaz SA 3,904 597,732
Passenger Airlines 0 .2%
Air France-KLM *(a) 60,142 496,719
Personal Care Products 0 .5%
Interparfums SA 29,541 1,337,396
Pharmaceuticals 0 .2%
Medincell SA *(a) 28,163 459,813
11,145,642
GERMANY 2 .9%
Aerospace & Defense 0 .7%
Hensoldt AG (a) 51,312 2,064,755
Biotechnology 0 .2%
Immatics NV * 101,092 552,973
Diversified Telecommunication Services 0 .6%
United Internet AG (Registered) 103,041 1,729,877
Electronic Equipment, Instruments & Components 0 .2%
Jenoptik AG 19,878 446,428
Financial Services 0 .1%
Hypoport SE *(a) 1,363 302,975
Life Sciences Tools & Services 0 .5%
Evotec SE *(a) 100,824 910,041
Gerresheimer AG 8,110 571,247
1,481,288
Machinery 0 .5%
KION Group AG 16,872 630,246
RENK Group AG * 31,018 791,622
1,421,868
Professional Services 0 .1%
Bertrandt AG 14,088 295,119
8,295,283
Common Stocks
Shares Value ($)
HONG KONG 1 .5%
Banks 0 .6%
Dah Sing Financial Holdings Ltd. 511,799 1,827,638
IT Services 0 .5%
SUNeVision Holdings Ltd. (a) 2,759,000 1,329,611
Real Estate Management & Development 0 .1%
Hysan Development Co. Ltd. 119,000 171,776
Textiles, Apparel & Luxury Goods 0 .3%
Yue Yuen Industrial Holdings Ltd. 420,000 891,972
4,220,997
INDIA 0 .1%
Machinery 0 .1%
Ashok Leyland Ltd. 163,158 406,915
ISRAEL 3 .2%
Real Estate Management & Development 1 .1%
Melisron Ltd. 33,004 3,122,802
Semiconductors & Semiconductor Equipment 1 .2%
Camtek Ltd. (a) 17,486 1,653,126
Tower Semiconductor Ltd. * 35,786 1,749,577
3,402,703
Software 0 .9%
Sapiens International Corp. NV 96,471 2,639,447
9,164,952
ITALY 3 .8%
Banks 0 .5%
Banca Monte dei Paschi di Siena
SpA (a) 231,726 1,492,657
Capital Markets 0 .3%
Banca Generali SpA 19,725 988,935
Construction Materials 0 .2%
Buzzi SpA 15,981 650,785
Electrical Equipment 0 .1%
Eurogroup Laminations SpA (a) 77,906 210,180
Energy Equipment & Services 0 .1%
Saipem SpA *(a) 136,895 336,023
Financial Services 0 .5%
BFF Bank SpA Reg. S (b) 159,313 1,365,385
Gas Utilities 0 .6%
Italgas SpA 283,731 1,691,189
Health Care Equipment & Supplies 0 .5%
DiaSorin SpA 12,559 1,347,807
Household Durables 0 .5%
De' Longhi SpA 40,804 1,439,732
Textiles, Apparel & Luxury Goods 0 .5%
Brunello Cucinelli SpA 11,648 1,489,523
11,012,216
JAPAN 30 .8%
Automobile Components 0 .5%
Koito Manufacturing Co. Ltd. 40,000 524,990
Nifco, Inc. 40,760 974,085
1,499,075
Banks 2 .8%
Kyoto Financial Group, Inc. 31,964 480,420
Mebuki Financial Group, Inc. 813,800 3,597,824

40 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide International Small Cap Fund
Common Stocks
Shares Value ($)
JAPAN
Banks
Rakuten Bank Ltd. * 132,500 4,067,186
8,145,430
Broadline Retail 0 .5%
ASKUL Corp. 125,082 1,372,295
Building Products 0 .6%
Lixil Corp. 44,900 506,063
Nichias Corp. 7,400 242,666
Sanwa Holdings Corp. 27,000 845,615
1,594,344
Chemicals 2 .0%
ADEKA Corp. 16,200 301,890
Air Water, Inc. 42,800 532,699
Daicel Corp. 32,700 289,205
Denka Co. Ltd. 9,300 132,205
Kansai Paint Co. Ltd. (a) 31,400 425,407
Lintec Corp. 13,700 256,059
Mitsubishi Gas Chemical Co., Inc. 24,000 419,247
Nippon Shokubai Co. Ltd. 24,500 296,971
Nissan Chemical Corp. 20,600 619,170
NOF Corp. 36,600 486,612
Resonac Holdings Corp. 23,300 567,009
Shin-Etsu Polymer Co. Ltd. 23,500 246,048
Sumitomo Chemical Co. Ltd. 175,200 378,280
Teijin Ltd. 22,900 194,977
Tosoh Corp. 32,100 426,987
UBE Corp. (a) 17,200 253,064
5,825,830
Commercial Services & Supplies 0 .9%
Kokuyo Co. Ltd. 55,448 963,383
Sohgo Security Services Co. Ltd. 247,549 1,662,289
2,625,672
Construction & Engineering 1 .3%
COMSYS Holdings Corp. 23,200 481,002
EXEO Group, Inc. 44,800 488,933
INFRONEER Holdings, Inc. 24,900 187,538
JGC Holdings Corp. 37,200 311,922
Kinden Corp. 16,900 345,795
Kyudenko Corp. 11,200 379,862
MIRAIT ONE Corp. 23,000 342,363
Penta-Ocean Construction Co.
Ltd. 44,600 188,091
Shimizu Corp. 79,400 688,606
SHO-BOND Holdings Co. Ltd. 7,100 230,002
3,644,114
Construction Materials 0 .1%
Taiheiyo Cement Corp. 13,100 329,927
Consumer Finance 0 .8%
Marui Group Co. Ltd. (a) 142,077 2,366,378
Containers & Packaging 0 .3%
FP Corp. 41,500 809,933
Distributors 0 .3%
PALTAC Corp. 31,700 885,807
Electric Utilities 1 .2%
Kyushu Electric Power Co., Inc. 397,200 3,452,653
Electrical Equipment 0 .8%
Fujikura Ltd. 55,000 2,213,099
Electronic Equipment, Instruments & Components 1 .6%
Canon Marketing Japan, Inc. 45,366 1,487,305
Common Stocks
Shares Value ($)
JAPAN
Electronic Equipment, Instruments & Components
Hirose Electric Co. Ltd. 17,400 2,078,723
Ibiden Co. Ltd. (a) 33,600 988,057
4,554,085
Financial Services 0 .7%
eGuarantee, Inc. (a) 102,900 1,154,093
GMO Financial Gate, Inc. 13,240 554,718
GMO Payment Gateway, Inc. 7,552 399,793
2,108,604
Ground Transportation 0 .2%
Fukuyama Transporting Co. Ltd. 24,300 576,523
Health Care Technology 0 .4%
M3, Inc. 128,526 1,169,688
Hotel & Resort REITs 0 .7%
Invincible Investment Corp. 4,937 2,153,665
Hotels, Restaurants & Leisure 0 .3%
Resorttrust, Inc. 46,100 967,923
Leisure Products 1 .3%
Sega Sammy Holdings, Inc. 136,607 2,645,593
Yamaha Corp. (a) 171,707 1,212,241
3,857,834
Machinery 3 .4%
Amada Co. Ltd. 58,100 598,311
DMG Mori Co. Ltd. (a) 21,400 345,920
Ebara Corp. 68,900 1,135,111
Fujitec Co. Ltd. 7,500 285,264
IHI Corp. 19,600 1,171,241
Japan Steel Works Ltd. (The) (a) 9,100 321,663
Kawasaki Heavy Industries Ltd. 23,800 1,077,992
Kurita Water Industries Ltd. 11,600 403,918
MISUMI Group, Inc. 140,937 2,256,300
Miura Co. Ltd. 15,700 378,694
Nabtesco Corp. 22,300 398,311
NGK Insulators Ltd. 32,200 412,876
NSK Ltd. 49,800 215,808
Sumitomo Heavy Industries Ltd. 23,500 482,848
THK Co. Ltd. 26,100 647,890
10,132,147
Media 1 .0%
Hakuhodo DY Holdings, Inc. 400,454 2,973,093
Office REITs 0 .5%
Japan Real Estate Investment
Corp. 1,873 1,319,628
Pharmaceuticals 0 .2%
Nxera Pharma Co. Ltd. *(a) 93,700 584,084
Professional Services 1 .9%
BayCurrent, Inc. 22,352 954,193
en Japan, Inc. 78,500 1,015,446
Persol Holdings Co. Ltd. 583,100 886,298
TechnoPro Holdings, Inc. 96,895 1,934,388
Visional, Inc. *(a) 12,656 627,123
5,417,448
Real Estate Management & Development 1 .8%
Aeon Mall Co. Ltd. 43,900 554,977
Daito Trust Construction Co. Ltd. 23,290 2,493,480
Tokyu Fudosan Holdings Corp. 317,115 2,034,810
5,083,267
Semiconductors & Semiconductor Equipment 1 .2%
Socionext, Inc. 110,372 1,715,387

Nationwide International Small Cap Fund - January 31, 2025 (Unaudited) - Statement of Investments - 41
Common Stocks
Shares Value ($)
JAPAN
Semiconductors & Semiconductor Equipment
Tokyo Seimitsu Co. Ltd. 37,500 1,783,961
3,499,348
Software 0 .8%
OBIC Business Consultants Co.
Ltd. 13,222 662,031
Rakus Co. Ltd. 65,194 809,976
Sansan, Inc. *(a) 45,314 710,732
2,182,739
Specialty Retail 2 .0%
ABC-Mart, Inc. 90,312 1,882,427
Adastria Co. Ltd. (a) 54,500 1,163,424
Shimamura Co. Ltd. 49,318 2,804,504
5,850,355
Trading Companies & Distributors 0 .4%
Inaba Denki Sangyo Co. Ltd. 16,000 380,929
Sojitz Corp. 36,280 747,034
1,127,963
Transportation Infrastructure 0 .3%
Japan Airport Terminal Co. Ltd. (a) 28,700 931,161
89,254,112
MEXICO 0 .1%
Ground Transportation 0 .1%
Grupo Traxion SAB de CV, Class A
Reg. S *(a)(b) 333,900 268,770
NETHERLANDS 2 .7%
Biotechnology 0 .4%
Merus NV * 31,573 1,292,599
Chemicals 0 .1%
Corbion NV 13,086 306,110
Machinery 0 .7%
Aalberts NV 53,455 1,888,710
Oil, Gas & Consumable Fuels 1 .2%
Koninklijke Vopak NV 73,116 3,344,308
Professional Services 0 .3%
Arcadis NV 17,474 996,597
7,828,324
NEW ZEALAND 0 .1%
Building Products 0 .1%
Fletcher Building Ltd. * 162,782 262,690
NORWAY 0 .8%
Energy Equipment & Services 0 .1%
DOF Group ASA * 51,028 430,181
Industrial Conglomerates 0 .1%
Aker ASA, Class A 7,023 375,626
Insurance 0 .6%
Storebrand ASA 132,674 1,559,594
2,365,401
POLAND 0 .1%
Banks 0 .1%
Alior Bank SA 8,185 188,834
SINGAPORE 0 .7%
Ground Transportation 0 .1%
ComfortDelGro Corp. Ltd. 359,500 372,886
Common Stocks
Shares Value ($)
SINGAPORE
Specialized REITs 0 .6%
Keppel DC REIT 1,073,267 1,740,341
2,113,227
SLOVENIA 0 .6%
Banks 0 .6%
Nova Ljubljanska Banka dd, GDR
Reg. S 61,692 1,737,964
SOUTH AFRICA 0 .2%
Metals & Mining 0 .2%
Harmony Gold Mining Co. Ltd. 51,110 581,279
SPAIN 2 .0%
Banks 0 .0%
†
Unicaja Banco SA Reg. S (b) 80,141 114,017
Diversified REITs 0 .4%
Merlin Properties Socimi SA 109,668 1,267,453
Hotels, Restaurants & Leisure 0 .5%
Melia Hotels International SA 178,211 1,332,304
Insurance 0 .1%
Linea Directa Aseguradora SA Cia
de Seguros y Reaseguros 122,515 158,955
Machinery 0 .6%
Fluidra SA 71,530 1,845,179
Pharmaceuticals 0 .4%
Almirall SA 104,935 1,034,651
5,752,559
SWEDEN 1 .4%
Containers & Packaging 0 .5%
Billerud Aktiebolag 128,824 1,317,970
Leisure Products 0 .4%
Thule Group AB Reg. S (b) 37,765 1,191,403
Real Estate Management & Development 0 .5%
Cibus Nordic Real Estate AB publ
(a) 89,062 1,443,121
3,952,494
SWITZERLAND 2 .3%
Life Sciences Tools & Services 1 .5%
Siegfried Holding AG (Registered) 2,139 2,407,000
Tecan Group AG (Registered) 7,006 1,789,269
4,196,269
Real Estate Management & Development 0 .8%
PSP Swiss Property AG
(Registered) 16,301 2,406,982
6,603,251
TAIWAN 1 .8%
Electronic Equipment, Instruments & Components 0 .8%
Chroma ATE, Inc. 132,759 1,478,029
Unimicron Technology Corp. 224,000 937,571
2,415,600
Semiconductors & Semiconductor Equipment 1 .0%
ASPEED Technology, Inc. 15,586 1,667,517
Gudeng Precision Industrial Co.
Ltd. 71,115 1,019,611
2,687,128
5,102,728

42 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide International Small Cap Fund
Common Stocks
Shares Value ($)
UNITED KINGDOM 17 .7%
Biotechnology 0 .9%
Autolus Therapeutics plc, ADR *(a) 288,314 637,174
Genus plc 43,666 1,048,605
Immunocore Holdings plc, ADR
*(a) 27,708 911,039
2,596,818
Capital Markets 0 .7%
Allfunds Group plc 194,499 998,367
Intermediate Capital Group plc 37,838 1,101,366
2,099,733
Chemicals 0 .5%
Elementis plc 600,829 1,173,258
Synthomer plc * 143,527 277,577
1,450,835
Consumer Staples Distribution & Retail 0 .8%
Marks & Spencer Group plc 575,181 2,386,876
Distributors 0 .4%
Inchcape plc 138,654 1,154,607
Electronic Equipment, Instruments & Components 0 .8%
Spectris plc 63,244 2,357,712
Energy Equipment & Services 0 .3%
Subsea 7 SA 45,553 751,596
Food Products 0 .6%
Tate & Lyle plc 230,773 1,878,146
Hotels, Restaurants & Leisure 1 .8%
Deliveroo plc, Class A Reg. S *(b) 1,029,944 1,664,185
Trainline plc Reg. S *(b) 753,335 3,354,455
5,018,640
Household Durables 0 .5%
Bellway plc 45,937 1,478,711
Industrial Conglomerates 0 .7%
Smiths Group plc 82,070 2,092,605
Insurance 1 .6%
Beazley plc 365,068 3,779,089
Sabre Insurance Group plc Reg.
S (b) 543,874 891,137
4,670,226
IT Services 1 .0%
Softcat plc 153,187 3,036,532
Machinery 2 .3%
IMI plc 162,365 4,026,968
Rotork plc 558,616 2,415,708
6,442,676
Metals & Mining 0 .1%
Hill & Smith plc 17,060 415,716
Oil, Gas & Consumable Fuels 0 .2%
Harbour Energy plc 179,457 519,241
Passenger Airlines 0 .4%
JET2 plc 56,536 1,070,881
Pharmaceuticals 1 .1%
Verona Pharma plc, ADR * 55,827 3,198,887
Retail REITs 1 .4%
Hammerson plc 1,131,893 3,970,802
Specialty Retail 1 .3%
Currys plc * 1,329,582 1,548,135
JD Sports Fashion plc 447,080 493,523
Common Stocks
Shares Value ($)
UNITED KINGDOM
Specialty Retail
WH Smith plc 105,763 1,707,584
3,749,242
Water Utilities 0 .3%
Pennon Group plc 128,133 915,140
51,255,622
UNITED STATES 1 .5%
Building Products 0 .2%
Reliance Worldwide Corp. Ltd. 170,971 576,998
Professional Services 1 .3%
Fiverr International Ltd. *(a) 119,751 3,696,714
4,273,712
Total Common Stocks
(cost $248,738,727) 280,482,948
Exchange Traded Fund 2 .2%
UNITED STATES 2 .2%
iShares MSCI EAFE Small-Cap
ETF (a) 101,171 6,329,258
Total Exchange Traded Fund
(cost $6,143,824) 6,329,258
Rights 0 .0%
†
Number of
Rights
FRANCE 0 .0%
†
Biotechnology 0 .0%
†
Clementia Pharmaceuticals, Inc.,
CVR*^∞ 16,268 0
Total Rights
(cost $0) 0
Repurchase Agreements 4 .4%
Principal
Amount ($)
CF Secured, LLC, 4.33%,
dated 1/31/2025, due
2/3/2025, repurchase price
$11,832,451, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 6.50%, maturing
2/28/2025 - 11/15/2054; total
market value $12,069,100.(c) 11,828,183 11,828,183

Nationwide International Small Cap Fund - January 31, 2025 (Unaudited) - Statement of Investments - 43
Repurchase Agreements
Principal
Amount ($) Value ($)
Societe Generale, 4.32%,
dated 1/31/2025, due
2/3/2025, repurchase price
$1,000,360, collateralized by
U.S. Government Treasury
Securities, ranging from
4.13% - 4.75%, maturing
8/15/2053 - 5/15/2054; total
market value $1,020,000.(c) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $12,828,183) 12,828,183
Total Investments
(cost $267,710,734) — 103.5% 299,640,389
Liabilities in excess of other assets — (3.5)% (10,064,562)
NET ASSETS — 100.0%
$289,575,827
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
January 31, 2025. The total value of securities on loan
as of January 31, 2025 was $19,949,293, which was
collateralized by cash used to purchase repurchase
agreements with a total value of $12,828,183 and by
$8,625,981 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 5.00%, and maturity dates ranging from 2/27/2025 –
8/15/2054, a total value of $21,454,164.
(b) Rule 144A, Section 4(2), or other security which is
restricted as to sale to institutional investors. These
securities were deemed liquid pursuant to procedures
approved by the Board of Trustees. The liquidity
determination is unaudited. The aggregate value of these
securities as of January 31, 2025 was $16,810,845 which
represents 5.81% of net assets.
(c) Security was purchased with cash collateral held
from securities on loan. The total value of securities
purchased with cash collateral as of January 31, 2025 was
$12,828,183.
ADR American Depositary Receipt
CVR Contingent Value Rights
ETF Exchange Traded Fund
GDR Global Depositary Receipt
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

44 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide International Small Cap Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide International Small Cap Fund - January 31, 2025 (Unaudited) - Statement of Investments - 45
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ – $ 2,064,755 $ – $ 2,064,755
Automobile Components – 3,364,024 – 3,364,024
Banks – 23,466,615 – 23,466,615
Beverages – 1,589,925 – 1,589,925
Biotechnology 5,510,616 1,048,605 – 6,559,221
Broadline Retail – 1,372,295 – 1,372,295
Building Products – 2,434,032 – 2,434,032
Capital Markets – 3,088,668 – 3,088,668
Chemicals – 9,612,174 – 9,612,174
Commercial Services & Supplies – 2,625,672 – 2,625,672
Construction & Engineering – 4,390,035 – 4,390,035
Construction Materials – 2,305,589 – 2,305,589
Consumer Finance – 2,366,378 – 2,366,378
Consumer Staples Distribution & Retail – 2,386,876 – 2,386,876
Containers & Packaging – 3,016,681 – 3,016,681
Distributors – 2,040,413 – 2,040,413
Diversified REITs – 4,258,628 – 4,258,628
Diversified Telecommunication Services – 1,729,877 – 1,729,877
Electric Utilities – 4,141,386 – 4,141,386
Electrical Equipment – 2,423,279 – 2,423,279
Electronic Equipment, Instruments &
Components – 9,773,825 – 9,773,825
Energy Equipment & Services – 2,635,459 – 2,635,459
Financial Services – 5,750,514 – 5,750,514
Food Products – 1,878,146 – 1,878,146
Gas Utilities – 3,625,586 – 3,625,586
Ground Transportation 3,959,758 1,590,734 – 5,550,492
Health Care Equipment & Supplies – 2,254,286 – 2,254,286
Health Care Providers & Services 460,748 – – 460,748
Health Care Technology – 1,169,688 – 1,169,688
Hotel & Resort REITs – 2,153,665 – 2,153,665
Hotels, Restaurants & Leisure – 7,318,867 – 7,318,867
Household Durables – 3,721,335 – 3,721,335
Industrial Conglomerates – 2,468,231 – 2,468,231
Insurance – 6,388,775 – 6,388,775
Interactive Media & Services 499,278 – – 499,278
IT Services – 4,366,143 – 4,366,143
Leisure Products – 5,049,237 – 5,049,237
Life Sciences Tools & Services – 5,677,557 – 5,677,557
Machinery – 24,621,826 – 24,621,826
Marine Transportation – 931,414 – 931,414
Media – 5,723,602 – 5,723,602
Metals & Mining 1,730,510 6,210,251 – 7,940,761
Office REITs – 1,319,628 – 1,319,628
Oil, Gas & Consumable Fuels 3,174,449 5,823,206 – 8,997,655
Passenger Airlines – 1,567,600 – 1,567,600
Personal Care Products – 1,337,396 – 1,337,396
Pharmaceuticals 3,198,888 2,078,548 – 5,277,436
Professional Services 3,696,714 6,709,164 – 10,405,878
Real Estate Management & Development – 12,227,950 – 12,227,950
Retail REITs – 3,970,802 – 3,970,802
Semiconductors & Semiconductor
Equipment 3,402,704 6,186,476 – 9,589,180
Software 7,253,343 2,824,336 – 10,077,679
Specialized REITs – 1,740,341 – 1,740,341
Specialty Retail – 10,320,618 – 10,320,618
Textiles, Apparel & Luxury Goods – 2,381,494 – 2,381,494
Trading Companies & Distributors – 2,681,806 – 2,681,806
Transportation Infrastructure – 931,161 – 931,161

46 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide International Small Cap Fund
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Level 1 Level 2 Level 3 Total
Assets:
Water Utilities $ – $ 915,139 $ – $ 915,139
Wireless Telecommunication Services 1,545,227 – – 1,545,227
Total Common Stocks $ 34,432,235 $ 246,050,713 $ – $ 280,482,948
Exchange Traded Fund 6,329,258 – – 6,329,258
Repurchase Agreements – 12,828,183 – 12,828,183
Rights – – – –
Total $ 40,761,493 $ 258,878,896 $ – $ 299,640,389
As of January 31, 2025, the fund held one rights investment that was categorized as a Level 3 investment which was valued at
$0.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Janus Henderson Overseas Fund - January 31, 2025 (Unaudited) - Statement of Investments - 47
Common Stocks 97 .2%
Shares Value ($)
AUSTRIA 3 .6%
Banks 3 .6%
Erste Group Bank AG 27,334 1,685,520
BRAZIL 1 .0%
Broadline Retail 1 .0%
MercadoLibre, Inc. * 255 490,158
CANADA 5 .7%
Metals & Mining 3 .3%
Teck Resources Ltd., Class B 38,522 1,573,641
Oil, Gas & Consumable Fuels 2 .4%
Canadian Natural Resources Ltd. 37,095 1,125,833
2,699,474
CHINA 4 .3%
Automobiles 1 .1%
BYD Co. Ltd., Class H 14,500 507,925
Biotechnology 2 .2%
Zai Lab Ltd., ADR *(a) 38,564 1,048,556
Hotels, Restaurants & Leisure 1 .0%
Trip.com Group Ltd., ADR * 6,629 465,157
2,021,638
DENMARK 0 .7%
Biotechnology 0 .7%
Ascendis Pharma A/S, ADR * 2,493 325,735
FRANCE 7 .0%
Banks 2 .6%
BNP Paribas SA 17,752 1,209,838
Machinery 0 .9%
Alstom SA * 21,820 430,935
Oil, Gas & Consumable Fuels 1 .5%
TotalEnergies SE 12,141 705,221
Textiles, Apparel & Luxury Goods 2 .0%
LVMH Moet Hennessy Louis
Vuitton SE 1,299 935,949
3,281,943
GERMANY 4 .6%
Automobiles 1 .5%
Dr Ing hc F Porsche AG
(Preference) Reg. S (a)(b) 11,330 724,493
Diversified Telecommunication Services 3 .1%
Deutsche Telekom AG
(Registered) 42,974 1,441,261
2,165,754
HONG KONG 2 .5%
Insurance 2 .5%
AIA Group Ltd. 169,275 1,190,660
INDIA 3 .1%
Banks 3 .1%
HDFC Bank Ltd. 73,789 1,447,564
ITALY 2 .9%
Banks 1 .6%
UniCredit SpA 16,115 741,001
Common Stocks
Shares Value ($)
ITALY
Beverages 1 .3%
Davide Campari-Milano NV (a) 108,292 627,920
1,368,921
JAPAN 14 .3%
Automobiles 2 .8%
Toyota Motor Corp. 68,000 1,295,731
Banks 2 .9%
Resona Holdings, Inc. 182,400 1,353,194
Chemicals 1 .7%
Shin-Etsu Chemical Co. Ltd. 25,900 808,324
Insurance 3 .1%
Dai-ichi Life Holdings, Inc. 55,702 1,521,879
IT Services 1 .4%
Fujitsu Ltd. 35,100 678,759
Semiconductors & Semiconductor Equipment 1 .1%
Disco Corp. 1,700 494,889
Wireless Telecommunication Services 1 .3%
SoftBank Group Corp. 9,600 587,962
6,740,738
NETHERLANDS 6 .7%
Beverages 2 .2%
Heineken NV 14,886 1,034,654
Biotechnology 1 .7%
Argenx SE, ADR * 1,227 803,845
Semiconductors & Semiconductor Equipment 2 .8%
ASML Holding NV (a) 1,779 1,319,730
3,158,229
SOUTH KOREA 1 .3%
Technology Hardware, Storage & Peripherals 1 .3%
Samsung Electronics Co. Ltd. 16,646 593,710
SWEDEN 3 .0%
Electronic Equipment, Instruments & Components 3 .0%
Hexagon AB, Class B 121,314 1,404,379
TAIWAN 7 .5%
Semiconductors & Semiconductor Equipment 7 .5%
Taiwan Semiconductor
Manufacturing Co. Ltd. 104,000 3,533,676
UNITED KINGDOM 15 .8%
Aerospace & Defense 3 .8%
BAE Systems plc 117,916 1,784,390
Banks 2 .5%
NatWest Group plc 224,042 1,196,727
Commercial Services & Supplies 1 .8%
Rentokil Initial plc 169,494 835,967
Hotels, Restaurants & Leisure 1 .2%
Entain plc 64,024 558,142
Industrial REITs 1 .8%
Segro plc 93,551 830,226
Personal Care Products 1 .8%
Unilever plc 14,722 843,915

48 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Janus Henderson Overseas Fund
Common Stocks
Shares Value ($)
UNITED KINGDOM
Pharmaceuticals 2 .9%
AstraZeneca plc 9,594 1,350,893
7,400,260
UNITED STATES 13 .2%
Entertainment 5 .3%
Liberty Media Corp-Liberty
Formula One, Class C *(a) 19,513 1,867,394
Spotify Technology SA * 1,176 645,095
2,512,489
Life Sciences Tools & Services 1 .8%
ICON plc * 4,247 845,493
Pharmaceuticals 3 .4%
Sanofi SA 14,523 1,575,315
Textiles, Apparel & Luxury Goods 2 .7%
Samsonite International SA Reg.
S (b) 433,323 1,257,046
6,190,343
Total Common Stocks
(cost $37,530,618) 45,698,702
Repurchase Agreements 4 .6%
Principal
Amount ($)
CF Secured, LLC, 4.33%,
dated 1/31/2025, due
2/3/2025, repurchase price
$1,154,707, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 6.50%, maturing
2/28/2025 - 11/15/2054; total
market value $1,177,801.(c) 1,154,291 1,154,291
Santander US Capital Markets,
4.31%, dated 1/31/2025, due
2/3/2025, repurchase price
$1,000,360, collateralized by
U.S. Government Treasury
Securities, ranging from
0.25% - 4.63%, maturing
3/15/2025 - 2/15/2050; total
market value $1,020,366.(c) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $2,154,291) 2,154,291
Total Investments
(cost $39,684,909) — 101.8% 47,852,993
Liabilities in excess of other assets — (1.8)% (867,175)
NET ASSETS — 100.0%
$46,985,818
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
January 31, 2025. The total value of securities on loan as of
January 31, 2025 was $4,390,066, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $2,154,291 and by $2,509,161 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 6.13%, and maturity
dates ranging from 2/4/2025 – 5/15/2054, a total value of
$4,663,452.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of January 31, 2025
was $1,981,539 which represents 4.22% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2025 was $2,154,291.
ADR American Depositary Receipt
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

Nationwide Janus Henderson Overseas Fund - January 31, 2025 (Unaudited) - Statement of Investments - 49
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

50 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Janus Henderson Overseas Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ – $ 1,784,389 $ – $ 1,784,389
Automobiles – 2,528,150 – 2,528,150
Banks – 7,633,843 – 7,633,843
Beverages – 1,662,574 – 1,662,574
Biotechnology 2,178,135 – – 2,178,135
Broadline Retail 490,158 – – 490,158
Chemicals – 808,324 – 808,324
Commercial Services & Supplies – 835,967 – 835,967
Diversified Telecommunication Services – 1,441,261 – 1,441,261
Electronic Equipment, Instruments &
Components – 1,404,379 – 1,404,379
Entertainment 2,512,489 – – 2,512,489
Hotels, Restaurants & Leisure 465,157 558,142 – 1,023,299
Industrial REITs – 830,226 – 830,226
Insurance – 2,712,540 – 2,712,540
IT Services – 678,759 – 678,759
Life Sciences Tools & Services 845,493 – – 845,493
Machinery – 430,935 – 430,935
Metals & Mining 1,573,641 – – 1,573,641
Oil, Gas & Consumable Fuels 1,125,833 705,221 – 1,831,054
Personal Care Products – 843,915 – 843,915
Pharmaceuticals – 2,926,208 – 2,926,208
Semiconductors & Semiconductor
Equipment – 5,348,296 – 5,348,296
Technology Hardware, Storage &
Peripherals – 593,710 – 593,710
Textiles, Apparel & Luxury Goods – 2,192,995 – 2,192,995
Wireless Telecommunication Services – 587,962 – 587,962
Total Common Stocks $ 9,190,906 $ 36,507,796 $ – $ 45,698,702
Repurchase Agreements – 2,154,291 – 2,154,291
Total $ 9,190,906 $ 38,662,087 $ – $ 47,852,993
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Bond Index Fund - January 31, 2025 (Unaudited) - Statement of Investments - 1
Asset-Backed Securities 0.4%
Principal
Amount ($) Value ($)
Airlines 0.0%
†
United Airlines Pass-Through
Trust, Series 2023-1, Class
A, 5.80%, 1/15/2036 19,106 19,353
Automobiles 0.2%
Santander Drive Auto
Receivables Trust, Series
2024-1, Class B, 5.23%,
12/15/2028 90,000 90,600
World Omni Auto Receivables
Trust
Series 2024-A, Class A3,
4.86%, 3/15/2029 170,000 170,829
Series 2024-A, Class B,
5.09%, 12/17/2029 200,000 200,328
461,757
Credit Card 0.2%
American Express Credit
Account Master Trust,
Series 2023-4, Class A,
5.15%, 9/15/2030 500,000 509,643
Total Asset-Backed Securities
(cost $990,660)
990,753
Commercial Mortgage-Backed Securities 1.4%
BBCMS Mortgage Trust,
Series 2017-C1, Class A4,
3.67%, 2/15/2050 450,000 437,752
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS
Series K066, Class A2,
3.12%, 6/25/2027 250,000 242,470
Series K739, Class A2,
1.34%, 9/25/2027 620,000 576,084
Series K-152, Class A2,
3.78%, 11/25/2032(a) 500,000 467,028
Series K-1510, Class A3,
3.79%, 1/25/2034 200,000 184,714
FNMA ACES REMICS, Series
2020-M5, Class A2, 2.21%,
1/25/2030 1,035,101 925,047
JPMCC Commercial Mortgage
Securities Trust, Series
2017-JP7, Class A5, 3.45%,
9/15/2050 750,000 719,583
Morgan Stanley Capital I
Trust, Series 2019-H6,
Class A4, 3.42%, 6/15/2052 150,000 139,816
Total Commercial Mortgage-Backed
Securities
(cost $4,007,479) 3,692,494
Corporate Bonds 24.1%
Principal
Amount ($) Value ($)
Aerospace & Defense 0.5%
Boeing Co. (The) ,
3.10%, 5/1/2026 50,000 48,901
5.04%, 5/1/2027 25,000 24,990
3.20%, 3/1/2029 100,000 92,591
5.15%, 5/1/2030 50,000 49,682
6.13%, 2/15/2033 25,000 25,836
3.60%, 5/1/2034 15,000 12,730
6.53%, 5/1/2034 20,000 21,129
5.71%, 5/1/2040 140,000 134,265
5.81%, 5/1/2050 25,000 23,530
6.86%, 5/1/2054 60,000 64,382
General Dynamics Corp. ,
4.25%, 4/1/2040 50,000 43,767
General Electric Co. ,
Series A, 6.75%, 3/15/2032 100,000 109,778
L3Harris Technologies, Inc. ,
5.40%, 7/31/2033(b) 30,000 30,035
4.85%, 4/27/2035 55,000 52,397
Leidos, Inc. ,
2.30%, 2/15/2031 50,000 42,328
Lockheed Martin Corp. ,
4.50%, 2/15/2029 30,000 29,738
4.09%, 9/15/2052 70,000 55,238
4.15%, 6/15/2053 10,000 7,908
5.70%, 11/15/2054 25,000 25,146
4.30%, 6/15/2062 10,000 7,844
Northrop Grumman Corp. ,
4.75%, 6/1/2043 70,000 62,978
RTX Corp. ,
4.13%, 11/16/2028 200,000 195,672
6.10%, 3/15/2034 50,000 52,669
4.50%, 6/1/2042 50,000 43,469
3.75%, 11/1/2046 50,000 37,759
3.03%, 3/15/2052 50,000 31,484
1,326,246
Air Freight & Logistics 0.1%
FedEx Corp. ,
4.25%, 5/15/2030 20,000 19,286
4.55%, 4/1/2046 70,000 57,329
United Parcel Service, Inc. ,
6.20%, 1/15/2038 40,000 42,862
5.30%, 4/1/2050 50,000 47,610
167,087
Automobile Components 0.1%
Aptiv Swiss Holdings Ltd. ,
5.40%, 3/15/2049 25,000 21,674
BorgWarner, Inc. ,
2.65%, 7/1/2027 25,000 23,805
Lear Corp. ,
3.80%, 9/15/2027 123,000 119,928
165,407
Automobiles 0.2%
Ford Motor Co. ,
7.45%, 7/16/2031 30,000 32,341
3.25%, 2/12/2032 50,000 41,840
4.75%, 1/15/2043 65,000 51,429
5.29%, 12/8/2046 25,000 21,329
General Motors Co. ,
4.20%, 10/1/2027 40,000 39,281

2 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Automobiles
General Motors Co.,
6.25%, 10/2/2043 70,000 68,678
5.20%, 4/1/2045 30,000 25,805
Honda Motor Co. Ltd. ,
2.53%, 3/10/2027 40,000 38,329
2.97%, 3/10/2032 20,000 17,402
Mercedes-Benz Finance North
America LLC ,
8.50%, 1/18/2031 50,000 58,615
395,049
Banks 4.6%
Banco Santander SA ,
4.25%, 4/11/2027 200,000 197,374
6.61%, 11/7/2028 200,000 210,687
Bank of America Corp. ,
4.25%, 10/22/2026 100,000 99,276
(SOFR + 1.05%), 2.55%,
2/4/2028(b)(c) 100,000 95,717
(CME Term SOFR 3
Month + 1.30%), 3.42%,
12/20/2028(c) 191,000 183,395
Series FIX, (SOFR
+ 0.83%), 4.98%,
1/24/2029(c) 25,000 25,057
(CME Term SOFR 3
Month + 1.33%), 3.97%,
3/5/2029(c) 50,000 48,672
(CME Term SOFR 3
Month + 1.47%), 3.97%,
2/7/2030(c) 100,000 96,226
Series FIX, (SOFR
+ 1.00%), 5.16%,
1/24/2031(c) 50,000 50,155
(SOFR + 2.15%), 2.59%,
4/29/2031(c) 100,000 88,629
(SOFR + 1.32%), 2.69%,
4/22/2032(c) 200,000 173,528
(SOFR + 1.33%), 2.97%,
2/4/2033(c) 95,000 82,158
(SOFR + 1.83%), 4.57%,
4/27/2033(c) 40,000 38,261
(SOFR + 2.16%), 5.02%,
7/22/2033(b)(c) 45,000 44,274
(SOFR + 1.91%), 5.29%,
4/25/2034(c) 100,000 99,460
(SOFR + 1.84%), 5.87%,
9/15/2034(b)(c) 40,000 41,233
(SOFR + 1.65%), 5.47%,
1/23/2035(c) 50,000 50,120
(SOFR + 1.91%), 5.43%,
8/15/2035(c) 25,000 24,367
(SOFR + 1.74%), 5.52%,
10/25/2035(c) 25,000 24,453
(SOFR + 1.31%), 5.51%,
1/24/2036(c) 40,000 40,222
(CME Term SOFR 3
Month + 2.08%), 4.24%,
4/24/2038(c) 95,000 84,776
(SOFR + 1.93%), 2.68%,
6/19/2041(c) 100,000 69,997
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of America Corp.,
5.88%, 2/7/2042 25,000 26,110
(CME Term SOFR 3
Month + 2.25%), 4.44%,
1/20/2048(c) 50,000 42,367
(CME Term SOFR 3
Month + 3.41%), 4.08%,
3/20/2051(c) 30,000 23,572
(SOFR + 1.56%), 2.97%,
7/21/2052(c) 10,000 6,380
Bank of Montreal ,
5.20%, 2/1/2028(b) 50,000 50,550
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.40%),
3.09%, 1/10/2037(c) 25,000 20,784
Bank of Nova Scotia (The) ,
2.70%, 8/3/2026 150,000 145,820
4.85%, 2/1/2030 60,000 59,644
5.65%, 2/1/2034 10,000 10,229
Barclays plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.30%),
7.39%, 11/2/2028 200,000 211,858
4.97%, 5/16/2029 250,000 249,081
(SOFR + 2.22%), 6.49%,
9/13/2029 200,000 208,765
Canadian Imperial Bank of
Commerce ,
5.26%, 4/8/2029 20,000 20,217
3.60%, 4/7/2032 30,000 27,064
Citigroup, Inc. ,
3.40%, 5/1/2026 100,000 98,506
(SOFR + 1.28%), 3.07%,
2/24/2028(c) 10,000 9,653
(CME Term SOFR 3
Month + 1.41%), 3.52%,
10/27/2028(c) 100,000 96,491
(CME Term SOFR 3
Month + 1.60%), 3.98%,
3/20/2030(c) 100,000 95,838
(SOFR + 1.34%), 4.54%,
9/19/2030(b)(c) 25,000 24,382
(SOFR + 1.42%), 2.98%,
11/5/2030(c) 50,000 45,426
(SOFR + 1.17%), 2.56%,
5/1/2032(c) 80,000 68,290
6.63%, 6/15/2032 142,000 152,104
(SOFR + 2.66%), 6.17%,
5/25/2034(b)(c) 35,000 35,670
(SOFR + 2.06%), 5.83%,
2/13/2035(c) 20,000 19,890
(SOFR + 1.45%), 5.45%,
6/11/2035(c) 25,000 24,883
(SOFR + 1.83%), 6.02%,
1/24/2036(c) 20,000 20,079
8.13%, 7/15/2039 40,000 49,498
(SOFR + 1.38%), 2.90%,
11/3/2042(c) 60,000 42,091

Nationwide Bond Index Fund - January 31, 2025 (Unaudited) - Statement of Investments - 3
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Citigroup, Inc.,
(CME Term SOFR 3
Month + 2.10%), 4.28%,
4/24/2048(c) 90,000 74,028
4.65%, 7/23/2048 30,000 25,870
Citizens Financial Group, Inc. ,
2.85%, 7/27/2026 90,000 87,398
(SOFR + 1.91%), 5.72%,
7/23/2032(c) 25,000 25,229
(SOFR + 2.33%), 6.65%,
4/25/2035(b)(c) 10,000 10,587
Comerica, Inc. ,
4.00%, 2/1/2029 15,000 14,297
Cooperatieve Rabobank UA ,
3.75%, 7/21/2026 250,000 245,609
Fifth Third Bancorp ,
3.95%, 3/14/2028 70,000 68,043
(SOFR + 2.34%), 6.34%,
7/27/2029(c) 25,000 26,012
(SOFR + 1.66%), 4.34%,
4/25/2033(c) 20,000 18,636
HSBC Holdings plc ,
(SOFR + 3.35%), 7.39%,
11/3/2028(c) 200,000 211,803
(SOFR + 1.97%), 6.16%,
3/9/2029(c) 200,000 205,958
(CME Term SOFR 3
Month + 1.80%), 4.58%,
6/19/2029(c) 200,000 196,534
4.95%, 3/31/2030 200,000 199,133
6.50%, 9/15/2037 100,000 103,507
Huntington Bancshares, Inc. ,
(SOFR + 2.02%), 6.21%,
8/21/2029(c) 25,000 25,893
(United States SOFR
Compounded Index +
1.87%), 5.71%, 2/2/2035(c) 15,000 15,012
ING Groep NV ,
(SOFR + 1.83%), 4.02%,
3/28/2028(c) 200,000 196,334
JPMorgan Chase & Co. ,
3.30%, 4/1/2026 30,000 29,627
(CME Term SOFR 3
Month + 0.70%), 1.04%,
2/4/2027(c) 40,000 38,566
4.25%, 10/1/2027 70,000 69,558
(SOFR + 1.56%), 4.32%,
4/26/2028(c) 60,000 59,375
(SOFR + 1.99%), 4.85%,
7/25/2028(c) 150,000 150,222
(SOFR + 0.80%), 4.92%,
1/24/2029(c) 25,000 25,027
(SOFR + 1.57%), 6.09%,
10/23/2029(b)(c) 150,000 156,045
(CME Term SOFR 3
Month + 1.59%), 4.45%,
12/5/2029(c) 25,000 24,614
(CME Term SOFR 3
Month + 1.42%), 3.70%,
5/6/2030(c) 80,000 76,000
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
JPMorgan Chase & Co.,
(SOFR + 1.13%), 5.00%,
7/22/2030(c) 25,000 24,976
(CME Term SOFR 3
Month + 1.51%), 2.74%,
10/15/2030(c) 20,000 18,104
(SOFR + 1.04%), 4.60%,
10/22/2030(c) 25,000 24,560
(SOFR + 2.04%), 2.52%,
4/22/2031(c) 125,000 110,578
(CME Term SOFR 3
Month + 1.25%), 2.58%,
4/22/2032(c) 100,000 86,544
(SOFR + 1.26%), 2.96%,
1/25/2033(c) 35,000 30,434
(SOFR + 2.08%), 4.91%,
7/25/2033(c) 50,000 49,017
(SOFR + 2.58%), 5.72%,
9/14/2033(c) 50,000 50,947
(SOFR + 1.85%), 5.35%,
6/1/2034(c) 100,000 100,266
(SOFR + 1.49%), 5.77%,
4/22/2035(c) 50,000 51,284
(SOFR + 1.46%), 5.29%,
7/22/2035(c) 70,000 69,422
(SOFR + 1.32%), 5.50%,
1/24/2036(c) 25,000 25,148
6.40%, 5/15/2038 120,000 131,708
5.60%, 7/15/2041 40,000 40,419
(SOFR + 1.46%), 3.16%,
4/22/2042(c) 50,000 37,017
(SOFR + 1.55%), 5.53%,
11/29/2045(c) 25,000 24,551
(CME Term SOFR 3
Month + 1.64%), 3.96%,
11/15/2048(c) 80,000 63,019
(SOFR + 2.44%), 3.11%,
4/22/2051(c) 30,000 19,908
KeyCorp ,
4.10%, 4/30/2028 80,000 77,653
2.55%, 10/1/2029 50,000 44,705
(United States SOFR
Compounded Index +
2.42%), 6.40%, 3/6/2035(b)
(c) 15,000 15,699
Korea Development Bank
(The) ,
4.38%, 2/15/2028 200,000 198,535
Kreditanstalt fuer
Wiederaufbau ,
3.63%, 4/1/2026 200,000 198,490
3.75%, 2/15/2028 50,000 49,238
2.88%, 4/3/2028(b) 80,000 76,658
1.75%, 9/14/2029 100,000 89,103
Landwirtschaftliche
Rentenbank ,
5.00%, 10/24/2033(b) 110,000 112,726
Lloyds Banking Group plc ,
3.57%, 11/7/2028 200,000 192,611

4 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
M&T Bank Corp. ,
(SOFR + 1.61%), 5.39%,
1/16/2036(c) 40,000 39,000
Mitsubishi UFJ Financial
Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.75%),
1.54%, 7/20/2027(c) 200,000 190,971
3.75%, 7/18/2039 200,000 168,630
Mizuho Financial Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.65%),
5.78%, 7/6/2029(c) 200,000 205,071
NatWest Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.90%),
1.64%, 6/14/2027(b)(c) 200,000 191,499
PNC Financial Services
Group, Inc. (The) ,
(SOFR + 1.84%), 5.58%,
6/12/2029(c) 70,000 71,488
2.55%, 1/22/2030 20,000 17,864
(SOFR + 1.20%), 5.49%,
5/14/2030(c) 25,000 25,430
(SOFR + 1.93%), 5.07%,
1/24/2034(c) 40,000 39,140
(SOFR + 2.28%), 6.88%,
10/20/2034(c) 35,000 38,350
(SOFR + 1.90%), 5.68%,
1/22/2035(b)(c) 50,000 50,790
(SOFR + 1.60%), 5.40%,
7/23/2035(c) 25,000 24,846
Royal Bank of Canada ,
2.05%, 1/21/2027 50,000 47,649
(United States SOFR
Compounded Index
+ 0.72%), 4.51%,
10/18/2027(c) 25,000 24,909
(SOFR + 0.83%), 4.97%,
1/24/2029(c) 25,000 25,091
(SOFR + 1.10%), 4.97%,
8/2/2030(c) 50,000 49,865
(SOFR + 1.03%), 5.15%,
2/4/2031(c) 25,000 25,104
5.00%, 2/1/2033 70,000 69,108
5.15%, 2/1/2034 15,000 14,918
Santander Holdings USA, Inc. ,
4.40%, 7/13/2027(b) 100,000 98,968
Sumitomo Mitsui Financial
Group, Inc. ,
3.20%, 9/17/2029 250,000 231,179
2.93%, 9/17/2041 30,000 21,507
Toronto-Dominion Bank (The) ,
4.11%, 6/8/2027 150,000 147,908
4.46%, 6/8/2032 60,000 56,984
Truist Financial Corp. ,
(SOFR + 0.61%), 1.27%,
3/2/2027(c) 50,000 48,136
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Truist Financial Corp.,
(SOFR + 1.44%), 4.87%,
1/26/2029(c) 25,000 24,949
1.95%, 6/5/2030 50,000 42,861
(SOFR + 2.24%), 4.92%,
7/28/2033(c) 10,000 9,466
(SOFR + 2.30%), 6.12%,
10/28/2033(c) 40,000 41,667
(SOFR + 1.85%), 5.12%,
1/26/2034(c) 40,000 38,946
(SOFR + 1.92%), 5.71%,
1/24/2035(c) 40,000 40,398
US Bancorp ,
Series X, 3.15%,
4/27/2027(b) 150,000 145,484
(SOFR + 2.11%), 4.97%,
7/22/2033(b)(c) 25,000 23,945
(SOFR + 2.26%), 5.84%,
6/12/2034(c) 60,000 61,325
(SOFR + 1.86%), 5.68%,
1/23/2035(c) 25,000 25,245
Wells Fargo & Co. ,
3.00%, 10/23/2026 75,000 72,904
(SOFR + 1.51%), 3.53%,
3/24/2028(c) 50,000 48,619
(SOFR + 2.10%), 2.39%,
6/2/2028(c) 100,000 94,534
(CME Term SOFR 3
Month + 1.43%), 2.88%,
10/30/2030(c) 100,000 90,752
(SOFR + 1.50%), 3.35%,
3/2/2033(c) 50,000 44,118
(SOFR + 2.10%), 4.90%,
7/25/2033(c) 90,000 87,237
(SOFR + 1.99%), 5.56%,
7/25/2034(c) 130,000 130,410
(SOFR + 2.06%), 6.49%,
10/23/2034(c) 60,000 63,964
(SOFR + 1.38%), 5.21%,
12/3/2035(c) 25,000 24,457
5.61%, 1/15/2044 200,000 192,866
(CME Term SOFR 3
Month + 4.50%), 5.01%,
4/4/2051(c) 35,000 31,416
Westpac Banking Corp. ,
5.46%, 11/18/2027 130,000 133,245
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.75%),
2.67%, 11/15/2035(c) 30,000 25,655
3.13%, 11/18/2041 65,000 46,727
11,611,111
Beverages 0.4%
Anheuser-Busch Cos. LLC ,
4.90%, 2/1/2046 140,000 126,522
Anheuser-Busch InBev
Worldwide, Inc. ,
4.75%, 1/23/2029 150,000 150,107
5.45%, 1/23/2039 80,000 79,731
5.55%, 1/23/2049(b) 70,000 68,669

Nationwide Bond Index Fund - January 31, 2025 (Unaudited) - Statement of Investments - 5
Corporate Bonds
Principal
Amount ($) Value ($)
Beverages
Anheuser-Busch InBev
Worldwide, Inc.,
5.80%, 1/23/2059 20,000 20,267
Brown-Forman Corp. ,
4.75%, 4/15/2033 20,000 19,467
Coca-Cola Co. (The) ,
2.90%, 5/25/2027 50,000 48,442
2.60%, 6/1/2050 75,000 45,496
5.40%, 5/13/2064(b) 50,000 48,049
Constellation Brands, Inc. ,
5.25%, 11/15/2048 50,000 45,454
Diageo Capital plc ,
2.38%, 10/24/2029 200,000 179,986
Keurig Dr Pepper, Inc. ,
4.42%, 12/15/2046 20,000 16,473
4.50%, 4/15/2052 30,000 24,663
Molson Coors Beverage Co. ,
4.20%, 7/15/2046 50,000 39,728
PepsiCo, Inc. ,
4.45%, 5/15/2028 25,000 25,034
3.45%, 10/6/2046 75,000 55,438
2.75%, 10/21/2051 25,000 15,467
1,008,993
Biotechnology 0.4%
AbbVie, Inc. ,
3.20%, 5/14/2026 50,000 49,218
3.20%, 11/21/2029 60,000 55,926
5.05%, 3/15/2034 40,000 39,681
4.30%, 5/14/2036 50,000 45,792
4.70%, 5/14/2045 50,000 44,551
4.25%, 11/21/2049 125,000 102,242
5.50%, 3/15/2064 20,000 19,219
Amgen, Inc. ,
2.20%, 2/21/2027 40,000 38,071
5.15%, 3/2/2028 70,000 70,791
5.25%, 3/2/2033 80,000 79,726
5.60%, 3/2/2043 60,000 58,826
4.66%, 6/15/2051(b) 170,000 143,490
5.75%, 3/2/2063 60,000 57,886
Biogen, Inc. ,
3.15%, 5/1/2050 30,000 18,910
Gilead Sciences, Inc. ,
3.65%, 3/1/2026 40,000 39,644
4.75%, 3/1/2046 90,000 79,673
5.60%, 11/15/2064 50,000 48,472
992,118
Broadline Retail 0.2%
Alibaba Group Holding Ltd. ,
2.13%, 2/9/2031(b) 200,000 170,143
Amazon.com, Inc. ,
1.65%, 5/12/2028(b) 50,000 45,752
3.60%, 4/13/2032 25,000 23,118
4.70%, 12/1/2032 25,000 24,804
2.50%, 6/3/2050 50,000 29,843
3.95%, 4/13/2052 25,000 19,743
4.25%, 8/22/2057 150,000 122,511
eBay, Inc. ,
4.00%, 7/15/2042(b) 50,000 40,146
476,060
Corporate Bonds
Principal
Amount ($) Value ($)
Building Products 0.1%
Carrier Global Corp. ,
2.49%, 2/15/2027 23,000 22,025
2.72%, 2/15/2030 100,000 89,732
5.90%, 3/15/2034 48,000 49,698
Fortune Brands Innovations,
Inc. ,
3.25%, 9/15/2029 50,000 46,319
Johnson Controls International
plc ,
4.90%, 12/1/2032 100,000 97,856
Masco Corp. ,
3.13%, 2/15/2051 15,000 9,453
Owens Corning ,
4.30%, 7/15/2047 10,000 8,040
Trane Technologies Global
Holding Co. Ltd. ,
5.75%, 6/15/2043 20,000 20,203
343,326
Capital Markets 1.8%
Apollo Debt Solutions BDC ,
6.70%, 7/29/2031(d) 15,000 15,507
Ares Capital Corp. ,
2.88%, 6/15/2028 30,000 27,757
5.88%, 3/1/2029 20,000 20,249
3.20%, 11/15/2031 20,000 17,238
Ares Strategic Income Fund ,
5.70%, 3/15/2028(d) 25,000 25,026
Bank of New York Mellon
Corp. (The) ,
2.05%, 1/26/2027(b) 70,000 66,836
Series J, 1.90%, 1/25/2029 25,000 22,499
(United States SOFR
Compounded Index
+ 2.07%), 5.83%,
10/25/2033(c) 20,000 20,780
(SOFR + 1.85%), 6.47%,
10/25/2034(c) 40,000 43,204
(SOFR + 1.42%), 5.19%,
3/14/2035(c) 15,000 14,860
Blackstone Private Credit
Fund ,
4.00%, 1/15/2029 50,000 47,191
5.60%, 11/22/2029(d) 25,000 24,714
Blackstone Secured Lending
Fund ,
2.85%, 9/30/2028(b) 20,000 18,228
Blue Owl Credit Income Corp. ,
7.75%, 1/15/2029 45,000 47,980
6.65%, 3/15/2031 10,000 10,242
Brookfield Finance I UK plc ,
2.34%, 1/30/2032 100,000 83,149
Brookfield Finance, Inc. ,
4.85%, 3/29/2029 60,000 59,765
3.50%, 3/30/2051 20,000 13,823
Charles Schwab Corp. (The) ,
0.90%, 3/11/2026 100,000 96,080
(SOFR + 2.21%), 5.64%,
5/19/2029(c) 50,000 51,226
1.95%, 12/1/2031 50,000 41,034
(SOFR + 2.01%), 6.14%,
8/24/2034(c) 35,000 36,784

6 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
CME Group, Inc. ,
5.30%, 9/15/2043 50,000 49,888
Deutsche Bank AG ,
(SOFR + 1.32%), 2.55%,
1/7/2028(b)(c) 200,000 190,891
(SOFR + 2.51%), 6.82%,
11/20/2029(c) 150,000 157,990
Goldman Sachs Bank USA ,
(SOFR + 0.75%), 5.41%,
5/21/2027(c) 25,000 25,218
Goldman Sachs Group, Inc.
(The) ,
(SOFR + 0.91%), 1.95%,
10/21/2027(c) 200,000 190,464
(SOFR + 1.11%), 2.64%,
2/24/2028(c) 125,000 119,594
(SOFR + 1.77%), 6.48%,
10/24/2029(c) 100,000 104,997
(SOFR + 1.21%), 5.05%,
7/23/2030(c) 25,000 24,935
(SOFR + 1.08%), 5.21%,
1/28/2031(c) 25,000 25,052
(SOFR + 1.95%), 6.56%,
10/24/2034(c) 30,000 32,335
(SOFR + 1.55%), 5.85%,
4/25/2035(c) 30,000 30,664
(SOFR + 1.55%), 5.33%,
7/23/2035(c) 25,000 24,597
(SOFR + 1.42%), 5.02%,
10/23/2035(c) 25,000 24,019
(SOFR + 1.38%), 5.54%,
1/28/2036(c) 50,000 49,960
(CME Term SOFR 3
Month + 1.69%), 4.41%,
4/23/2039(c) 250,000 221,403
6.25%, 2/1/2041 130,000 137,608
Intercontinental Exchange,
Inc. ,
4.35%, 6/15/2029 20,000 19,633
4.60%, 3/15/2033 20,000 19,183
4.95%, 6/15/2052 20,000 17,963
3.00%, 9/15/2060 25,000 14,762
5.20%, 6/15/2062 20,000 18,293
Jefferies Financial Group, Inc. ,
4.15%, 1/23/2030 50,000 47,766
6.20%, 4/14/2034 15,000 15,452
Moody's Corp. ,
3.75%, 2/25/2052 40,000 29,314
Morgan Stanley ,
4.35%, 9/8/2026 150,000 149,001
(SOFR + 1.00%), 2.48%,
1/21/2028(c) 130,000 124,183
(SOFR + 2.24%), 6.30%,
10/18/2028(c) 80,000 82,926
(SOFR + 1.59%), 5.16%,
4/20/2029(c) 110,000 110,635
(CME Term SOFR 3
Month + 1.89%), 4.43%,
1/23/2030(c) 50,000 48,912
(SOFR + 1.26%), 5.66%,
4/18/2030(c) 80,000 81,684
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Morgan Stanley,
(SOFR + 1.10%), 4.65%,
10/18/2030(c) 25,000 24,551
(SOFR + 1.14%), 2.70%,
1/22/2031(c) 40,000 35,755
7.25%, 4/1/2032 100,000 113,115
(SOFR + 1.18%), 2.24%,
7/21/2032(c) 85,000 71,093
(SOFR + 1.29%), 2.94%,
1/21/2033(c) 50,000 43,105
(SOFR + 2.56%), 6.34%,
10/18/2033(c) 80,000 84,979
(SOFR + 1.87%), 5.25%,
4/21/2034(c) 20,000 19,757
(SOFR + 1.88%), 5.42%,
7/21/2034(c) 100,000 100,003
(SOFR + 1.73%), 5.47%,
1/18/2035(c) 50,000 49,890
(SOFR + 1.58%), 5.83%,
4/19/2035(c) 30,000 30,686
(SOFR + 1.56%), 5.32%,
7/19/2035(b)(c) 45,000 44,463
(SOFR + 1.42%), 5.59%,
1/18/2036(c) 50,000 50,435
4.38%, 1/22/2047 110,000 92,609
Nasdaq, Inc. ,
5.55%, 2/15/2034 90,000 91,060
6.10%, 6/28/2063 10,000 10,181
Nomura Holdings, Inc. ,
2.33%, 1/22/2027 200,000 190,290
Northern Trust Corp. ,
3.65%, 8/3/2028 50,000 48,436
1.95%, 5/1/2030 50,000 43,400
S&P Global, Inc. ,
2.70%, 3/1/2029(b) 10,000 9,244
2.90%, 3/1/2032 50,000 43,669
3.90%, 3/1/2062 25,000 18,550
State Street Corp. ,
2.20%, 3/3/2031 25,000 21,381
(SOFR + 1.57%), 4.82%,
1/26/2034(c) 40,000 38,766
UBS AG ,
5.65%, 9/11/2028 200,000 205,334
4,474,246
Chemicals 0.3%
Air Products and Chemicals,
Inc. ,
2.80%, 5/15/2050 15,000 9,431
Cabot Corp. ,
4.00%, 7/1/2029(b) 30,000 28,710
Celanese US Holdings LLC ,
6.63%, 7/15/2032(b)(e) 50,000 51,370
CF Industries, Inc. ,
5.15%, 3/15/2034 60,000 58,211
Dow Chemical Co. (The) ,
4.25%, 10/1/2034 86,000 78,004
6.90%, 5/15/2053 25,000 27,469
DuPont de Nemours, Inc. ,
5.32%, 11/15/2038 18,000 18,170
5.42%, 11/15/2048 25,000 24,929

Nationwide Bond Index Fund - January 31, 2025 (Unaudited) - Statement of Investments - 7
Corporate Bonds
Principal
Amount ($) Value ($)
Chemicals
Eastman Chemical Co. ,
4.65%, 10/15/2044 25,000 21,143
Ecolab, Inc. ,
2.13%, 2/1/2032 100,000 83,336
FMC Corp. ,
6.38%, 5/18/2053 15,000 14,950
International Flavors &
Fragrances, Inc. ,
5.00%, 9/26/2048 20,000 17,087
Lubrizol Corp. (The) ,
6.50%, 10/1/2034 13,000 14,333
LyondellBasell Industries NV ,
4.63%, 2/26/2055(b) 60,000 47,479
Mosaic Co. (The) ,
5.45%, 11/15/2033 50,000 49,633
Nutrien Ltd. ,
5.88%, 12/1/2036 50,000 51,055
5.00%, 4/1/2049 20,000 17,742
PPG Industries, Inc. ,
2.80%, 8/15/2029 100,000 91,474
Sherwin-Williams Co. (The) ,
4.50%, 6/1/2047 50,000 42,100
Westlake Corp. ,
4.38%, 11/15/2047 40,000 31,589
778,215
Commercial Services & Supplies 0.1%
Republic Services, Inc. ,
1.45%, 2/15/2031 55,000 44,946
3.05%, 3/1/2050 50,000 33,622
Waste Connections, Inc. ,
4.20%, 1/15/2033 60,000 56,096
Waste Management, Inc. ,
4.63%, 2/15/2030 40,000 39,793
4.15%, 7/15/2049 50,000 40,524
5.35%, 10/15/2054 55,000 52,780
267,761
Communications Equipment 0.1%
Cisco Systems, Inc. ,
2.50%, 9/20/2026(b) 70,000 68,026
5.90%, 2/15/2039 40,000 42,295
5.30%, 2/26/2054 25,000 24,209
5.35%, 2/26/2064 20,000 19,149
Juniper Networks, Inc. ,
3.75%, 8/15/2029 50,000 47,533
Motorola Solutions, Inc. ,
2.30%, 11/15/2030 35,000 30,169
231,381
Construction & Engineering 0.0%
†
Quanta Services, Inc. ,
2.90%, 10/1/2030 50,000 44,519
Construction Materials 0.1%
Martin Marietta Materials, Inc. ,
4.25%, 12/15/2047 50,000 40,498
Vulcan Materials Co. ,
3.90%, 4/1/2027 100,000 98,521
5.70%, 12/1/2054 25,000 24,419
163,438
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance 0.7%
AerCap Ireland Capital DAC ,
3.65%, 7/21/2027 150,000 145,656
3.00%, 10/29/2028(b) 200,000 186,320
Ally Financial, Inc. ,
(United States SOFR
Compounded Index
+ 1.73%), 5.54%,
1/17/2031(c) 20,000 19,911
8.00%, 11/1/2031 30,000 33,659
American Express Co. ,
3.13%, 5/20/2026 25,000 24,555
(SOFR + 1.84%), 5.04%,
5/1/2034(c) 100,000 98,618
(SOFR + 1.63%), 5.92%,
4/25/2035(c) 15,000 15,302
(SOFR + 1.42%), 5.28%,
7/26/2035(c) 25,000 24,717
American Honda Finance
Corp. ,
2.25%, 1/12/2029 50,000 45,282
1.80%, 1/13/2031 20,000 16,623
4.90%, 1/10/2034(b) 30,000 28,950
Capital One Financial Corp. ,
3.75%, 3/9/2027 50,000 48,955
(SOFR + 2.06%), 4.93%,
5/10/2028(c) 45,000 44,974
(SOFR + 2.64%), 6.31%,
6/8/2029(c) 50,000 51,816
(SOFR + 3.07%), 7.62%,
10/30/2031(c) 20,000 22,134
(SOFR + 2.60%), 5.82%,
2/1/2034(c) 25,000 25,203
(SOFR + 2.86%), 6.38%,
6/8/2034(c) 45,000 46,969
(SOFR + 1.99%), 5.88%,
7/26/2035(c) 20,000 20,205
Caterpillar Financial Services
Corp. ,
4.35%, 5/15/2026 50,000 49,990
Discover Financial Services ,
(United States SOFR
Compounded Index
+ 3.37%), 7.96%,
11/2/2034(c) 10,000 11,445
Ford Motor Credit Co. LLC ,
7.35%, 11/4/2027 200,000 209,271
General Motors Financial Co.,
Inc. ,
1.50%, 6/10/2026 30,000 28,694
2.35%, 2/26/2027 50,000 47,500
4.30%, 4/6/2029 25,000 24,139
5.85%, 4/6/2030 75,000 76,755
5.95%, 4/4/2034(b) 30,000 30,086
5.90%, 1/7/2035 25,000 24,860
John Deere Capital Corp. ,
5.15%, 9/8/2026 80,000 80,891
1.75%, 3/9/2027 50,000 47,241
Toyota Motor Credit Corp. ,
5.00%, 8/14/2026 50,000 50,416
4.35%, 10/8/2027 40,000 39,818
3.65%, 1/8/2029 40,000 38,443

8 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
Toyota Motor Credit Corp.,
4.45%, 6/29/2029(b) 50,000 49,443
4.80%, 1/5/2034 40,000 38,915
1,747,756
Consumer Staples Distribution & Retail 0.3%
Dollar General Corp. ,
4.13%, 4/3/2050(b) 30,000 22,163
Dollar Tree, Inc. ,
2.65%, 12/1/2031 25,000 21,182
3.38%, 12/1/2051 25,000 15,906
Kroger Co. (The) ,
7.50%, 4/1/2031 90,000 101,038
4.65%, 1/15/2048 25,000 21,020
5.65%, 9/15/2064 25,000 23,419
Sysco Corp. ,
6.60%, 4/1/2050 50,000 54,394
Target Corp. ,
2.50%, 4/15/2026 190,000 185,802
3.90%, 11/15/2047 25,000 19,539
4.80%, 1/15/2053 30,000 26,823
Walmart, Inc. ,
1.80%, 9/22/2031 100,000 84,070
2.65%, 9/22/2051 100,000 61,849
4.50%, 9/9/2052 20,000 17,480
654,685
Containers & Packaging 0.1%
International Paper Co. ,
4.40%, 8/15/2047 25,000 20,351
Sonoco Products Co. ,
2.25%, 2/1/2027 45,000 42,723
2.85%, 2/1/2032 50,000 42,617
WRKCo, Inc. ,
4.20%, 6/1/2032 40,000 37,387
143,078
Diversified Consumer Services 0.1%
California Institute of
Technology ,
3.65%, 9/1/2119 20,000 12,699
Massachusetts Institute of
Technology ,
Series G, 2.29%, 7/1/2051 100,000 57,011
Northwestern University ,
Series 2017, 3.66%,
12/1/2057 12,000 8,765
President and Fellows of
Harvard College ,
3.15%, 7/15/2046 50,000 35,859
University of Notre Dame du
Lac ,
Series 2017, 3.39%,
2/15/2048 30,000 22,330
Yale University ,
Series 2020, 2.40%,
4/15/2050 26,000 15,413
152,077
Diversified REITs 0.2%
Digital Realty Trust LP ,
4.45%, 7/15/2028(b) 100,000 98,473
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified REITs
GLP Capital LP ,
5.38%, 4/15/2026 200,000 200,327
Simon Property Group LP ,
2.65%, 2/1/2032 100,000 85,147
4.75%, 3/15/2042 60,000 53,668
Store Capital LLC ,
2.70%, 12/1/2031 50,000 41,474
VICI Properties LP ,
4.75%, 2/15/2028 10,000 9,927
5.13%, 5/15/2032 10,000 9,722
5.63%, 5/15/2052 20,000 18,424
WP Carey, Inc. ,
3.85%, 7/15/2029 50,000 47,738
564,900
Diversified Telecommunication Services 0.6%
AT&T, Inc. ,
2.30%, 6/1/2027 60,000 56,830
1.65%, 2/1/2028 20,000 18,288
4.30%, 2/15/2030 50,000 48,535
2.75%, 6/1/2031 80,000 70,003
2.25%, 2/1/2032 100,000 82,815
2.55%, 12/1/2033 152,000 122,698
3.50%, 6/1/2041 70,000 53,697
3.65%, 6/1/2051 30,000 21,164
3.50%, 9/15/2053 80,000 54,026
3.55%, 9/15/2055 25,000 16,779
3.65%, 9/15/2059 228,000 152,072
Bell Canada (The) ,
4.30%, 7/29/2049 50,000 39,048
British Telecommunications
plc ,
9.62%, 12/15/2030(e) 35,000 42,474
Deutsche Telekom
International Finance BV ,
8.75%, 6/15/2030(e) 50,000 58,190
Orange SA ,
5.50%, 2/6/2044 50,000 48,563
Sprint Capital Corp. ,
6.88%, 11/15/2028 100,000 106,093
Telefonica Emisiones SA ,
7.05%, 6/20/2036 100,000 109,959
Verizon Communications, Inc. ,
4.33%, 9/21/2028 40,000 39,458
1.75%, 1/20/2031 100,000 82,895
4.50%, 8/10/2033(b) 80,000 75,707
4.78%, 2/15/2035(d) 30,000 28,605
3.85%, 11/1/2042 135,000 106,761
2.99%, 10/30/2056 210,000 124,736
1,559,396
Electric Utilities 1.7%
AEP Transmission Co. LLC ,
3.75%, 12/1/2047 10,000 7,447
Series O, 4.50%, 6/15/2052 50,000 41,494
American Electric Power Co.,
Inc. ,
5.63%, 3/1/2033(b) 40,000 40,439
Appalachian Power Co. ,
Series Y, 4.50%, 3/1/2049 15,000 11,993
Arizona Public Service Co. ,
2.20%, 12/15/2031 100,000 82,711

Nationwide Bond Index Fund - January 31, 2025 (Unaudited) - Statement of Investments - 9
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
CenterPoint Energy Houston
Electric LLC ,
3.95%, 3/1/2048 100,000 76,803
Commonwealth Edison Co. ,
5.30%, 2/1/2053 90,000 84,251
DTE Electric Co. ,
Series A, 3.00%, 3/1/2032 10,000 8,794
3.70%, 3/15/2045(b) 80,000 61,446
Series B, 3.65%, 3/1/2052 10,000 7,288
Duke Energy Corp. ,
5.75%, 9/15/2033 25,000 25,639
5.45%, 6/15/2034 35,000 34,879
3.30%, 6/15/2041 50,000 36,755
4.20%, 6/15/2049 70,000 53,830
5.00%, 8/15/2052 50,000 43,306
5.80%, 6/15/2054 50,000 48,431
Duke Energy Ohio, Inc. ,
3.70%, 6/15/2046 75,000 55,665
Duke Energy Progress LLC ,
5.25%, 3/15/2033 50,000 49,985
Emera US Finance LP ,
3.55%, 6/15/2026 150,000 147,183
Entergy Arkansas LLC ,
3.50%, 4/1/2026 100,000 98,888
5.30%, 9/15/2033 50,000 50,588
4.20%, 4/1/2049 50,000 39,719
Entergy Louisiana LLC ,
4.00%, 3/15/2033 50,000 45,883
Entergy Texas, Inc. ,
5.00%, 9/15/2052 25,000 22,203
Evergy Metro, Inc. ,
Series 2019, 4.13%,
4/1/2049 50,000 38,780
Eversource Energy ,
5.95%, 7/15/2034(b) 25,000 25,656
3.45%, 1/15/2050(b) 45,000 30,965
Exelon Corp. ,
4.05%, 4/15/2030 100,000 95,515
5.45%, 3/15/2034 20,000 20,010
5.63%, 6/15/2035 100,000 100,406
FirstEnergy Corp. ,
Series B, 2.25%, 9/1/2030 30,000 25,804
Series C, 3.40%, 3/1/2050 15,000 10,050
Florida Power & Light Co. ,
5.25%, 2/1/2041 45,000 43,504
4.13%, 6/1/2048 40,000 32,094
Fortis, Inc. ,
3.06%, 10/4/2026 100,000 97,125
Georgia Power Co. ,
4.65%, 5/16/2028 100,000 99,773
4.95%, 5/17/2033 100,000 97,825
4.30%, 3/15/2042 50,000 42,380
Kentucky Utilities Co. ,
5.13%, 11/1/2040 50,000 47,420
NextEra Energy Capital
Holdings, Inc. ,
1.88%, 1/15/2027 45,000 42,636
4.63%, 7/15/2027 25,000 24,997
2.75%, 11/1/2029 100,000 90,738
2.44%, 1/15/2032 25,000 20,861
5.05%, 2/28/2033 40,000 39,181
5.25%, 3/15/2034(b) 30,000 29,564
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
NextEra Energy Capital
Holdings, Inc.,
5.55%, 3/15/2054 50,000 47,460
Northern States Power Co. ,
4.13%, 5/15/2044 50,000 40,668
5.10%, 5/15/2053 25,000 22,945
Ohio Power Co. ,
5.00%, 6/1/2033 100,000 96,886
4.15%, 4/1/2048 50,000 38,666
Oklahoma Gas and Electric
Co. ,
5.40%, 1/15/2033(b) 30,000 30,342
Oncor Electric Delivery Co.
LLC ,
4.30%, 5/15/2028 20,000 19,767
5.30%, 6/1/2042 50,000 48,105
4.60%, 6/1/2052 25,000 20,879
Pacific Gas and Electric Co. ,
4.20%, 3/1/2029 40,000 38,095
2.50%, 2/1/2031 250,000 210,241
5.80%, 5/15/2034 20,000 19,844
4.50%, 7/1/2040 50,000 41,343
4.95%, 7/1/2050 50,000 41,160
6.75%, 1/15/2053 20,000 20,683
PacifiCorp ,
5.45%, 2/15/2034 20,000 19,797
6.00%, 1/15/2039 25,000 25,431
5.50%, 5/15/2054 25,000 23,042
5.80%, 1/15/2055 25,000 23,947
PG&E Recovery Funding LLC ,
Series A-2, 5.23%, 6/1/2042 50,000 49,334
Public Service Electric and
Gas Co. ,
3.95%, 5/1/2042 100,000 81,611
5.45%, 8/1/2053 25,000 24,285
Southern California Edison
Co. ,
5.30%, 3/1/2028 50,000 50,085
Series 08-A, 5.95%,
2/1/2038 30,000 29,668
4.00%, 4/1/2047 25,000 18,303
Series B, 4.88%, 3/1/2049 50,000 41,117
5.88%, 12/1/2053 40,000 37,546
Southern Co. (The) ,
3.25%, 7/1/2026(b) 210,000 206,051
4.40%, 7/1/2046 80,000 65,946
Tampa Electric Co. ,
3.63%, 6/15/2050 40,000 28,464
Union Electric Co. ,
2.63%, 3/15/2051 100,000 59,180
Virginia Electric and Power
Co. ,
Series A, 3.50%, 3/15/2027 40,000 39,084
2.30%, 11/15/2031 50,000 42,129
5.30%, 8/15/2033 100,000 99,382
5.05%, 8/15/2034 25,000 24,330
Series A, 6.00%, 5/15/2037 35,000 36,195
4.45%, 2/15/2044 10,000 8,481
Series C, 4.63%, 5/15/2052 25,000 20,890
5.45%, 4/1/2053 25,000 23,628
5.35%, 1/15/2054 20,000 18,640

10 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Wisconsin Power and Light
Co. ,
3.00%, 7/1/2029 100,000 92,350
Xcel Energy, Inc. ,
6.50%, 7/1/2036 123,000 131,298
4,288,202
Electrical Equipment 0.1%
Eaton Corp. ,
4.00%, 11/2/2032 100,000 93,468
Regal Rexnord Corp. ,
6.30%, 2/15/2030 50,000 51,564
Rockwell Automation, Inc. ,
2.80%, 8/15/2061 5,000 2,866
147,898
Electronic Equipment, Instruments & Components 0.1%
Amphenol Corp. ,
2.80%, 2/15/2030 100,000 90,573
CDW LLC ,
3.57%, 12/1/2031 30,000 26,821
Corning, Inc. ,
5.35%, 11/15/2048 40,000 37,122
Flex Ltd. ,
3.75%, 2/1/2026 200,000 197,696
352,212
Energy Equipment & Services 0.1%
Baker Hughes Holdings LLC ,
2.06%, 12/15/2026 35,000 33,410
4.08%, 12/15/2047 50,000 39,390
Halliburton Co. ,
5.00%, 11/15/2045(b) 60,000 53,548
NOV, Inc. ,
3.95%, 12/1/2042 15,000 11,172
137,520
Entertainment 0.2%
Netflix, Inc. ,
4.88%, 4/15/2028 25,000 25,141
Take-Two Interactive
Software, Inc. ,
4.00%, 4/14/2032 10,000 9,260
TWDC Enterprises 18 Corp. ,
3.00%, 7/30/2046 60,000 40,413
Walt Disney Co. (The) ,
2.00%, 9/1/2029 100,000 89,131
2.65%, 1/13/2031 50,000 44,439
3.50%, 5/13/2040(b) 60,000 48,228
2.75%, 9/1/2049 25,000 15,605
Warnermedia Holdings, Inc. ,
3.76%, 3/15/2027 50,000 48,428
4.05%, 3/15/2029 50,000 46,940
4.28%, 3/15/2032(b) 25,000 22,075
5.05%, 3/15/2042(b) 30,000 24,145
5.14%, 3/15/2052(b) 70,000 52,212
466,017
Financial Services 0.4%
Apollo Global Management,
Inc. ,
5.80%, 5/21/2054 45,000 44,522
Corporate Bonds
Principal
Amount ($) Value ($)
Financial Services
Corebridge Financial, Inc. ,
3.85%, 4/5/2029 50,000 47,689
3.90%, 4/5/2032 25,000 22,771
4.35%, 4/5/2042 20,000 16,683
Equitable Holdings, Inc. ,
5.00%, 4/20/2048 20,000 17,904
Fidelity National Information
Services, Inc. ,
3.10%, 3/1/2041 30,000 21,786
Fiserv, Inc. ,
3.50%, 7/1/2029 50,000 47,041
2.65%, 6/1/2030 80,000 71,007
4.40%, 7/1/2049 25,000 20,348
Global Payments, Inc. ,
4.15%, 8/15/2049 30,000 22,260
Mastercard, Inc. ,
2.95%, 6/1/2029 50,000 46,743
2.00%, 11/18/2031(b) 50,000 41,815
3.95%, 2/26/2048 25,000 20,092
National Rural Utilities
Cooperative Finance Corp. ,
3.40%, 2/7/2028 50,000 48,197
5.80%, 1/15/2033 50,000 51,638
PayPal Holdings, Inc. ,
4.40%, 6/1/2032 20,000 19,219
5.25%, 6/1/2062 25,000 22,728
Shell International Finance
BV ,
6.38%, 12/15/2038 150,000 163,788
Visa, Inc. ,
4.30%, 12/14/2045 70,000 59,983
Voya Financial, Inc. ,
3.65%, 6/15/2026 100,000 98,484
904,698
Food Products 0.3%
Archer-Daniels-Midland Co. ,
2.50%, 8/11/2026 100,000 96,993
2.90%, 3/1/2032 25,000 21,696
Campbell's Co. (The) ,
4.15%, 3/15/2028 50,000 49,051
Conagra Brands, Inc. ,
4.85%, 11/1/2028 75,000 74,613
5.40%, 11/1/2048(b) 15,000 13,595
General Mills, Inc. ,
2.88%, 4/15/2030 100,000 90,413
Hershey Co. (The) ,
3.13%, 11/15/2049 25,000 16,645
J M Smucker Co. (The) ,
4.25%, 3/15/2035 40,000 36,270
6.50%, 11/15/2053(b) 25,000 26,669
JBS USA Holding Lux Sarl ,
3.00%, 5/15/2032 30,000 25,288
5.75%, 4/1/2033 37,000 37,229
6.75%, 3/15/2034 28,000 29,808
6.50%, 12/1/2052 15,000 15,293
Kellanova ,
3.25%, 4/1/2026 40,000 39,394
Kraft Heinz Foods Co. ,
4.88%, 10/1/2049 90,000 77,546
Mondelez International, Inc. ,
2.63%, 9/4/2050 50,000 29,226

Nationwide Bond Index Fund - January 31, 2025 (Unaudited) - Statement of Investments - 11
Corporate Bonds
Principal
Amount ($) Value ($)
Food Products
Pilgrim's Pride Corp. ,
6.25%, 7/1/2033 30,000 30,769
The Campbell's Co. ,
4.80%, 3/15/2048 10,000 8,599
Tyson Foods, Inc. ,
5.10%, 9/28/2048 50,000 44,349
Unilever Capital Corp. ,
5.90%, 11/15/2032 50,000 53,303
816,749
Gas Utilities 0.1%
Atmos Energy Corp. ,
4.13%, 10/15/2044(b) 50,000 40,867
2.85%, 2/15/2052 20,000 12,203
ONE Gas, Inc. ,
2.00%, 5/15/2030 20,000 17,361
Piedmont Natural Gas Co.,
Inc. ,
3.50%, 6/1/2029 50,000 47,307
3.35%, 6/1/2050 30,000 19,809
Southern California Gas Co. ,
6.35%, 11/15/2052 40,000 42,320
Southwest Gas Corp. ,
3.18%, 8/15/2051 25,000 15,692
Washington Gas Light Co. ,
3.65%, 9/15/2049 10,000 7,115
202,674
Ground Transportation 0.4%
Burlington Northern Santa Fe
LLC ,
5.05%, 3/1/2041 60,000 56,850
4.90%, 4/1/2044 70,000 64,447
2.88%, 6/15/2052 25,000 15,588
Canadian National Railway
Co. ,
6.90%, 7/15/2028 118,000 126,046
6.20%, 6/1/2036 30,000 32,181
Canadian Pacific Railway Co. ,
2.45%, 12/2/2031 50,000 43,053
3.10%, 12/2/2051 35,000 22,822
4.20%, 11/15/2069(b) 25,000 18,665
6.13%, 9/15/2115 10,000 10,199
CSX Corp. ,
5.50%, 4/15/2041 50,000 49,852
3.95%, 5/1/2050 100,000 77,601
Norfolk Southern Corp. ,
2.30%, 5/15/2031(b) 100,000 86,109
4.45%, 6/15/2045 50,000 42,380
5.35%, 8/1/2054 30,000 28,456
4.10%, 5/15/2121 30,000 21,023
Ryder System, Inc. ,
2.90%, 12/1/2026 90,000 87,024
Uber Technologies, Inc. ,
4.80%, 9/15/2034 30,000 28,724
Union Pacific Corp. ,
3.60%, 9/15/2037 20,000 16,815
3.25%, 2/5/2050 80,000 54,844
3.84%, 3/20/2060 90,000 64,614
5.15%, 1/20/2063 25,000 22,688
969,981
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Equipment & Supplies 0.2%
Abbott Laboratories ,
4.90%, 11/30/2046 70,000 65,360
Baxter International, Inc. ,
2.60%, 8/15/2026 100,000 96,932
1.92%, 2/1/2027 70,000 66,254
2.27%, 12/1/2028 50,000 45,424
Becton Dickinson & Co. ,
4.69%, 12/15/2044 44,000 38,362
Boston Scientific Corp. ,
4.70%, 3/1/2049 34,000 30,170
DH Europe Finance II Sarl ,
2.60%, 11/15/2029 45,000 40,863
GE HealthCare Technologies,
Inc. ,
5.91%, 11/22/2032 100,000 104,248
Koninklijke Philips NV ,
5.00%, 3/15/2042 20,000 18,040
Medtronic, Inc. ,
4.63%, 3/15/2045 50,000 44,742
Solventum Corp. ,
5.45%, 2/25/2027 15,000 15,185
5.60%, 3/23/2034 25,000 25,013
5.90%, 4/30/2054 20,000 19,504
Stryker Corp. ,
2.90%, 6/15/2050 50,000 32,225
642,322
Health Care Providers & Services 1.1%
Advocate Health & Hospitals
Corp. ,
4.27%, 8/15/2048 21,000 17,490
Aetna, Inc. ,
4.75%, 3/15/2044 15,000 12,535
Ascension Health ,
Series B, 3.11%, 11/15/2039 40,000 30,637
Baylor Scott & White Holdings ,
Series 2021, 2.84%,
11/15/2050 20,000 12,640
Cardinal Health, Inc. ,
4.37%, 6/15/2047 50,000 40,320
Cencora, Inc. ,
4.25%, 3/1/2045 30,000 24,503
Centene Corp. ,
3.00%, 10/15/2030 80,000 69,269
2.50%, 3/1/2031 40,000 33,268
Children's Health System of
Texas ,
2.51%, 8/15/2050 10,000 5,862
Cigna Group (The) ,
3.05%, 10/15/2027(b) 30,000 28,788
4.38%, 10/15/2028(b) 50,000 49,135
4.80%, 8/15/2038 50,000 45,441
3.40%, 3/15/2050 95,000 63,069
CommonSpirit Health ,
2.78%, 10/1/2030 62,000 54,980
4.19%, 10/1/2049 25,000 19,449
CVS Health Corp. ,
5.00%, 2/20/2026 50,000 50,088
3.63%, 4/1/2027 50,000 48,722
4.30%, 3/25/2028 59,000 57,609
5.40%, 6/1/2029(b) 25,000 25,171
3.75%, 4/1/2030 50,000 46,425

12 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
CVS Health Corp.,
5.55%, 6/1/2031 25,000 25,104
2.13%, 9/15/2031 90,000 73,135
5.70%, 6/1/2034(b) 25,000 24,927
4.78%, 3/25/2038 75,000 65,876
6.00%, 6/1/2044 25,000 23,989
5.05%, 3/25/2048 75,000 62,688
5.88%, 6/1/2053 20,000 18,633
6.05%, 6/1/2054 25,000 23,809
Elevance Health, Inc. ,
4.75%, 2/15/2033 60,000 57,856
4.65%, 8/15/2044 115,000 99,011
5.13%, 2/15/2053 30,000 26,608
5.70%, 2/15/2055 30,000 28,878
HCA, Inc. ,
4.50%, 2/15/2027 250,000 248,004
3.63%, 3/15/2032 100,000 89,068
5.60%, 4/1/2034 25,000 24,779
5.50%, 6/15/2047 20,000 18,341
4.63%, 3/15/2052 70,000 55,381
6.00%, 4/1/2054 20,000 19,303
Humana, Inc. ,
3.95%, 8/15/2049 50,000 36,427
5.75%, 4/15/2054 15,000 13,991
Kaiser Foundation Hospitals ,
4.15%, 5/1/2047 50,000 40,990
Series 2021, 3.00%,
6/1/2051 15,000 9,716
Laboratory Corp. of America
Holdings ,
2.95%, 12/1/2029(b) 50,000 45,571
McKesson Corp. ,
1.30%, 8/15/2026 100,000 95,208
3.95%, 2/16/2028 100,000 97,867
Memorial Sloan-Kettering
Cancer Center ,
Series 2020, 2.96%,
1/1/2050 29,000 18,930
Northwell Healthcare, Inc. ,
4.26%, 11/1/2047 20,000 16,087
NYU Langone Hospitals ,
4.78%, 7/1/2044 30,000 27,173
Piedmont Healthcare, Inc. ,
Series 2032, 2.04%,
1/1/2032 100,000 81,981
Providence St Joseph Health
Obligated Group ,
Series A, 3.93%, 10/1/2048 15,000 11,551
Quest Diagnostics, Inc. ,
4.20%, 6/30/2029(b) 50,000 48,659
Stanford Health Care ,
Series 2018, 3.80%,
11/15/2048 12,000 9,232
Sutter Health ,
Series 2018, 4.09%,
8/15/2048 36,000 28,919
UnitedHealth Group, Inc. ,
3.88%, 12/15/2028 100,000 97,123
4.80%, 1/15/2030(b) 25,000 24,959
4.95%, 1/15/2032 25,000 24,775
4.50%, 4/15/2033 75,000 71,340
5.15%, 7/15/2034 25,000 24,706
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
UnitedHealth Group, Inc.,
2.75%, 5/15/2040 60,000 42,410
3.05%, 5/15/2041 50,000 36,110
5.50%, 7/15/2044 25,000 24,260
4.25%, 4/15/2047 60,000 48,771
3.25%, 5/15/2051 100,000 66,030
5.88%, 2/15/2053 20,000 20,064
5.63%, 7/15/2054 25,000 24,301
3.13%, 5/15/2060 25,000 14,886
5.20%, 4/15/2063(b) 30,000 26,779
5.75%, 7/15/2064 25,000 24,321
2,873,928
Health Care REITs 0.1%
Alexandria Real Estate
Equities, Inc. ,
1.88%, 2/1/2033 40,000 30,827
4.00%, 2/1/2050 50,000 37,354
Healthcare Realty Holdings
LP ,
3.10%, 2/15/2030 50,000 44,972
Healthpeak OP LLC ,
2.88%, 1/15/2031(b) 50,000 44,216
Omega Healthcare Investors,
Inc. ,
4.50%, 4/1/2027 50,000 49,494
Ventas Realty LP ,
3.00%, 1/15/2030 70,000 63,510
Welltower OP LLC ,
3.10%, 1/15/2030 100,000 91,655
2.75%, 1/15/2032(b) 25,000 21,366
383,394
Hotel & Resort REITs 0.0%
†
Host Hotels & Resorts LP ,
Series H, 3.38%,
12/15/2029 50,000 46,105
Hotels, Restaurants & Leisure 0.2%
Booking Holdings, Inc. ,
4.63%, 4/13/2030 50,000 49,535
Expedia Group, Inc. ,
3.80%, 2/15/2028 25,000 24,264
3.25%, 2/15/2030 15,000 13,839
Marriott International, Inc. ,
Series R, 3.13%, 6/15/2026 150,000 146,928
5.30%, 5/15/2034 20,000 19,822
McDonald's Corp. ,
3.50%, 7/1/2027(b) 100,000 97,568
3.70%, 2/15/2042 40,000 31,423
4.88%, 12/9/2045 50,000 44,986
3.63%, 9/1/2049 10,000 7,259
Starbucks Corp. ,
3.50%, 11/15/2050 100,000 69,763
505,387
Household Durables 0.1%
MDC Holdings, Inc. ,
2.50%, 1/15/2031 50,000 43,086
PulteGroup, Inc. ,
5.00%, 1/15/2027 100,000 100,347
143,433

Nationwide Bond Index Fund - January 31, 2025 (Unaudited) - Statement of Investments - 13
Corporate Bonds
Principal
Amount ($) Value ($)
Household Products 0.1%
Church & Dwight Co., Inc. ,
5.00%, 6/15/2052 10,000 9,059
Colgate-Palmolive Co. ,
3.70%, 8/1/2047 50,000 38,916
Kimberly-Clark Corp. ,
2.88%, 2/7/2050 50,000 32,173
Procter & Gamble Co. (The) ,
3.00%, 3/25/2030 100,000 92,773
172,921
Independent Power and Renewable Electricity Producers
0.0%
†
AES Corp. (The) ,
2.45%, 1/15/2031 40,000 33,484
Constellation Energy
Generation LLC ,
5.60%, 6/15/2042 25,000 23,982
Oglethorpe Power Corp. ,
5.05%, 10/1/2048 25,000 22,068
79,534
Industrial Conglomerates 0.1%
3M Co. ,
3.63%, 10/15/2047 30,000 22,269
4.00%, 9/14/2048 40,000 31,753
Honeywell International, Inc. ,
1.10%, 3/1/2027 30,000 28,029
2.70%, 8/15/2029 50,000 46,033
3.81%, 11/21/2047 50,000 38,494
5.25%, 3/1/2054 30,000 28,141
Pentair Finance Sarl ,
5.90%, 7/15/2032 30,000 30,849
225,568
Industrial REITs 0.0%
†
Prologis LP ,
2.88%, 11/15/2029 40,000 36,767
1.25%, 10/15/2030(b) 60,000 49,417
5.13%, 1/15/2034(b) 30,000 29,610
2.13%, 10/15/2050 30,000 15,787
131,581
Insurance 0.7%
Allstate Corp. (The) ,
5.55%, 5/9/2035 75,000 75,774
4.20%, 12/15/2046 10,000 7,982
American International Group,
Inc. ,
5.13%, 3/27/2033 100,000 99,085
4.75%, 4/1/2048 10,000 8,782
Aon Global Ltd. ,
4.75%, 5/15/2045 50,000 43,376
Aon North America, Inc. ,
5.75%, 3/1/2054 35,000 34,350
Arch Capital Group Ltd. ,
3.64%, 6/30/2050 50,000 35,576
Arthur J Gallagher & Co. ,
5.45%, 7/15/2034 30,000 29,919
5.75%, 3/2/2053 20,000 19,501
Athene Holding Ltd. ,
4.13%, 1/12/2028 100,000 97,792
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Berkshire Hathaway Finance
Corp. ,
2.88%, 3/15/2032(b) 100,000 88,292
4.40%, 5/15/2042 90,000 81,489
Brighthouse Financial, Inc. ,
5.63%, 5/15/2030 50,000 51,389
Chubb INA Holdings LLC ,
4.35%, 11/3/2045 100,000 84,238
CNA Financial Corp. ,
3.90%, 5/1/2029 50,000 47,899
Enstar Group Ltd. ,
3.10%, 9/1/2031 40,000 34,157
Everest Reinsurance
Holdings, Inc. ,
3.50%, 10/15/2050 25,000 16,780
Fairfax Financial Holdings
Ltd. ,
6.35%, 3/22/2054 10,000 10,221
Globe Life, Inc. ,
2.15%, 8/15/2030 50,000 42,635
Hartford Financial Services
Group, Inc. (The) ,
6.10%, 10/1/2041 30,000 30,666
Lincoln National Corp. ,
4.35%, 3/1/2048 35,000 27,317
Manulife Financial Corp. ,
4.15%, 3/4/2026 100,000 99,541
Markel Group, Inc. ,
5.00%, 5/20/2049 50,000 43,412
Marsh & McLennan Cos., Inc. ,
5.40%, 9/15/2033 75,000 75,900
5.00%, 3/15/2035 25,000 24,332
4.90%, 3/15/2049 50,000 44,741
5.40%, 3/15/2055 30,000 28,528
MetLife, Inc. ,
5.70%, 6/15/2035 86,000 88,390
4.13%, 8/13/2042 50,000 41,638
5.00%, 7/15/2052 25,000 22,534
Principal Financial Group, Inc. ,
3.70%, 5/15/2029 50,000 47,689
Progressive Corp. (The) ,
3.95%, 3/26/2050 50,000 38,513
Prudential Financial, Inc. ,
5.75%, 7/15/2033 10,000 10,453
6.63%, 6/21/2040 70,000 76,955
3.70%, 3/13/2051 30,000 21,758
Travelers Cos., Inc. (The) ,
5.35%, 11/1/2040(b) 15,000 14,710
4.00%, 5/30/2047 15,000 11,914
Travelers Property Casualty
Corp. ,
6.38%, 3/15/2033 30,000 32,826
Unum Group ,
6.00%, 6/15/2054 10,000 9,912
Willis North America, Inc. ,
4.65%, 6/15/2027 50,000 49,747
2.95%, 9/15/2029 30,000 27,370
5.90%, 3/5/2054 25,000 24,524
1,802,607

14 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Interactive Media & Services 0.1%
Alphabet, Inc. ,
2.05%, 8/15/2050 25,000 13,902
Meta Platforms, Inc. ,
3.85%, 8/15/2032 100,000 93,133
4.75%, 8/15/2034 25,000 24,404
4.45%, 8/15/2052 15,000 12,634
5.60%, 5/15/2053 35,000 34,893
5.40%, 8/15/2054 25,000 24,255
4.65%, 8/15/2062 25,000 21,119
5.55%, 8/15/2064 25,000 24,283
248,623
IT Services 0.2%
Accenture Capital, Inc. ,
4.25%, 10/4/2031 40,000 38,602
IBM International Capital Pte.
Ltd. ,
4.60%, 2/5/2027 100,000 100,191
International Business
Machines Corp. ,
3.50%, 5/15/2029 100,000 94,978
1.95%, 5/15/2030(b) 100,000 86,430
4.25%, 5/15/2049 100,000 80,736
400,937
Leisure Products 0.0%
†
Hasbro, Inc. ,
3.55%, 11/19/2026 20,000 19,575
3.90%, 11/19/2029 50,000 47,136
66,711
Life Sciences Tools & Services 0.1%
Agilent Technologies, Inc. ,
2.75%, 9/15/2029 20,000 18,229
Danaher Corp. ,
2.60%, 10/1/2050 45,000 26,735
Revvity, Inc. ,
3.30%, 9/15/2029(b) 50,000 46,298
Thermo Fisher Scientific, Inc. ,
1.75%, 10/15/2028 40,000 36,178
2.60%, 10/1/2029(b) 65,000 59,333
2.80%, 10/15/2041 30,000 21,229
208,002
Machinery 0.2%
Caterpillar, Inc. ,
3.25%, 9/19/2049 25,000 17,507
Cummins, Inc. ,
5.45%, 2/20/2054 20,000 19,347
Deere & Co. ,
3.90%, 6/9/2042 100,000 83,259
Illinois Tool Works, Inc. ,
4.88%, 9/15/2041 50,000 46,830
Ingersoll Rand, Inc. ,
5.70%, 6/15/2054(b) 10,000 9,821
nVent Finance Sarl ,
5.65%, 5/15/2033 50,000 49,803
Otis Worldwide Corp. ,
3.11%, 2/15/2040 50,000 37,674
Parker-Hannifin Corp. ,
3.25%, 6/14/2029 100,000 93,853
Corporate Bonds
Principal
Amount ($) Value ($)
Machinery
Snap-on, Inc. ,
3.10%, 5/1/2050 25,000 16,582
Stanley Black & Decker, Inc. ,
3.00%, 5/15/2032 10,000 8,586
Westinghouse Air Brake
Technologies Corp. ,
4.70%, 9/15/2028(e) 20,000 19,846
403,108
Media 0.6%
Charter Communications
Operating LLC ,
3.75%, 2/15/2028 50,000 47,923
2.25%, 1/15/2029 25,000 22,167
2.80%, 4/1/2031 150,000 127,390
3.50%, 3/1/2042 50,000 34,160
5.75%, 4/1/2048 20,000 17,306
4.80%, 3/1/2050 30,000 22,586
3.70%, 4/1/2051 70,000 43,863
5.25%, 4/1/2053 50,000 40,340
3.85%, 4/1/2061 25,000 15,104
Comcast Corp. ,
4.15%, 10/15/2028 30,000 29,400
3.40%, 4/1/2030 20,000 18,606
1.50%, 2/15/2031 100,000 81,852
4.80%, 5/15/2033(b) 60,000 58,155
3.75%, 4/1/2040 90,000 72,636
3.97%, 11/1/2047 96,000 72,769
4.70%, 10/15/2048 70,000 59,948
2.89%, 11/1/2051 100,000 60,201
5.35%, 5/15/2053 25,000 22,936
2.94%, 11/1/2056 60,000 34,796
4.95%, 10/15/2058 12,000 10,297
2.99%, 11/1/2063 19,000 10,640
Discovery Communications
LLC ,
5.20%, 9/20/2047 50,000 39,571
Fox Corp. ,
5.48%, 1/25/2039 50,000 47,634
Grupo Televisa SAB ,
8.50%, 3/11/2032 30,000 32,622
Omnicom Group, Inc. ,
3.60%, 4/15/2026 250,000 246,938
Paramount Global ,
5.50%, 5/15/2033 55,000 52,430
4.38%, 3/15/2043 50,000 37,193
Time Warner Cable LLC ,
6.75%, 6/15/2039 90,000 90,021
1,449,484
Metals & Mining 0.2%
ArcelorMittal SA ,
6.55%, 11/29/2027 25,000 25,982
6.80%, 11/29/2032 25,000 26,717
Barrick North America Finance
LLC ,
5.70%, 5/30/2041 40,000 39,332
BHP Billiton Finance USA Ltd. ,
5.10%, 9/8/2028 30,000 30,350
5.00%, 9/30/2043 50,000 46,495
Freeport-McMoRan, Inc. ,
5.45%, 3/15/2043 25,000 23,255

Nationwide Bond Index Fund - January 31, 2025 (Unaudited) - Statement of Investments - 15
Corporate Bonds
Principal
Amount ($) Value ($)
Metals & Mining
Newmont Corp. ,
2.60%, 7/15/2032 60,000 51,027
Nucor Corp. ,
3.85%, 4/1/2052 40,000 29,684
Rio Tinto Alcan, Inc. ,
5.75%, 6/1/2035 80,000 82,005
Southern Copper Corp. ,
6.75%, 4/16/2040 50,000 53,356
Vale Overseas Ltd. ,
8.25%, 1/17/2034 80,000 93,631
501,834
Multi-Utilities 0.3%
Ameren Corp. ,
5.00%, 1/15/2029 20,000 20,000
Berkshire Hathaway Energy
Co. ,
6.13%, 4/1/2036(b) 20,000 21,003
4.45%, 1/15/2049 50,000 41,029
4.25%, 10/15/2050 100,000 78,644
4.60%, 5/1/2053 20,000 16,520
Black Hills Corp. ,
3.05%, 10/15/2029 25,000 22,906
CMS Energy Corp. ,
3.00%, 5/15/2026 50,000 48,924
Consolidated Edison Co. of
New York, Inc. ,
6.15%, 11/15/2052 45,000 46,906
3.70%, 11/15/2059 100,000 68,769
Consumers Energy Co. ,
3.75%, 2/15/2050 50,000 37,693
DTE Energy Co. ,
4.88%, 6/1/2028 50,000 49,963
NiSource, Inc. ,
4.38%, 5/15/2047 50,000 40,813
5.00%, 6/15/2052 30,000 26,454
Puget Sound Energy, Inc. ,
3.25%, 9/15/2049 50,000 33,425
San Diego Gas & Electric Co. ,
6.00%, 6/1/2039 30,000 30,721
Sempra ,
3.70%, 4/1/2029 40,000 37,923
4.00%, 2/1/2048 50,000 36,924
Southern Co. Gas Capital
Corp. ,
Series 20-A, 1.75%,
1/15/2031 50,000 41,421
WEC Energy Group, Inc. ,
1.80%, 10/15/2030 35,000 29,437
729,475
Office REITs 0.0%
†
Boston Properties LP ,
2.75%, 10/1/2026 60,000 57,920
2.45%, 10/1/2033 30,000 23,167
Kilroy Realty LP ,
3.05%, 2/15/2030 50,000 43,894
124,981
Oil, Gas & Consumable Fuels 1.6%
APA Corp. ,
6.10%, 2/15/2035(d) 25,000 24,880
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
BP Capital Markets America,
Inc. ,
4.23%, 11/6/2028 75,000 73,692
1.75%, 8/10/2030 200,000 169,828
2.72%, 1/12/2032 100,000 86,008
4.89%, 9/11/2033 30,000 29,104
2.77%, 11/10/2050 60,000 36,056
BP Capital Markets plc ,
3.28%, 9/19/2027 60,000 58,053
Canadian Natural Resources
Ltd. ,
6.25%, 3/15/2038 35,000 35,812
Cenovus Energy, Inc. ,
6.75%, 11/15/2039 5,000 5,399
3.75%, 2/15/2052 35,000 23,938
Cheniere Corpus Christi
Holdings LLC ,
5.13%, 6/30/2027 100,000 100,558
2.74%, 12/31/2039 25,000 19,884
Cheniere Energy Partners LP ,
4.00%, 3/1/2031 50,000 46,285
Chevron Corp. ,
2.95%, 5/16/2026 20,000 19,661
ConocoPhillips Co. ,
3.76%, 3/15/2042 30,000 23,575
5.30%, 5/15/2053 25,000 22,990
4.03%, 3/15/2062 60,000 43,244
Coterra Energy, Inc. ,
5.60%, 3/15/2034 25,000 24,922
Devon Energy Corp. ,
4.50%, 1/15/2030 50,000 48,582
5.00%, 6/15/2045 25,000 20,931
Diamondback Energy, Inc. ,
5.40%, 4/18/2034 15,000 14,783
4.25%, 3/15/2052(b) 25,000 18,832
5.75%, 4/18/2054(b) 15,000 14,084
5.90%, 4/18/2064 10,000 9,389
Eastern Gas Transmission &
Storage, Inc. ,
4.60%, 12/15/2044 25,000 21,030
Enbridge Energy Partners LP ,
7.38%, 10/15/2045 50,000 56,735
Enbridge, Inc. ,
5.70%, 3/8/2033(b) 40,000 40,526
6.70%, 11/15/2053 35,000 37,763
Energy Transfer LP ,
4.20%, 4/15/2027 40,000 39,512
5.55%, 2/15/2028(b) 50,000 50,864
5.25%, 4/15/2029 100,000 100,470
3.75%, 5/15/2030 150,000 140,171
5.60%, 9/1/2034(b) 40,000 39,761
5.30%, 4/15/2047 25,000 22,110
5.40%, 10/1/2047 25,000 22,432
5.00%, 5/15/2050 100,000 84,958
Enterprise Products Operating
LLC ,
2.80%, 1/31/2030 30,000 27,281
4.45%, 2/15/2043 45,000 38,433
4.95%, 10/15/2054 130,000 113,119
Equinor ASA ,
3.70%, 4/6/2050 100,000 74,088

16 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Exxon Mobil Corp. ,
3.00%, 8/16/2039 50,000 37,884
4.11%, 3/1/2046 70,000 56,818
Hess Corp. ,
4.30%, 4/1/2027 100,000 98,982
5.60%, 2/15/2041 25,000 24,593
Kinder Morgan Energy
Partners LP ,
5.80%, 3/15/2035 30,000 30,212
5.00%, 3/1/2043 40,000 35,079
Kinder Morgan, Inc. ,
4.80%, 2/1/2033 50,000 47,599
5.40%, 2/1/2034 35,000 34,488
5.55%, 6/1/2045 50,000 46,574
5.45%, 8/1/2052 25,000 22,737
Marathon Petroleum Corp. ,
3.80%, 4/1/2028 50,000 48,504
4.50%, 4/1/2048 30,000 23,510
MPLX LP ,
4.00%, 3/15/2028 75,000 72,991
4.50%, 4/15/2038 25,000 21,795
5.20%, 12/1/2047 30,000 26,492
4.70%, 4/15/2048 50,000 40,952
4.95%, 3/14/2052 10,000 8,396
Occidental Petroleum Corp. ,
6.63%, 9/1/2030 50,000 52,425
6.45%, 9/15/2036 50,000 51,292
6.60%, 3/15/2046 20,000 20,156
ONEOK, Inc. ,
5.80%, 11/1/2030 75,000 77,263
6.05%, 9/1/2033 30,000 30,817
4.25%, 9/15/2046 30,000 23,035
5.20%, 7/15/2048 30,000 26,453
6.63%, 9/1/2053 20,000 20,875
5.70%, 11/1/2054 20,000 18,579
5.85%, 11/1/2064(b) 20,000 18,665
Ovintiv, Inc. ,
6.50%, 2/1/2038(b) 30,000 30,549
Phillips 66 ,
5.88%, 5/1/2042 60,000 59,872
3.30%, 3/15/2052 30,000 19,168
Plains All American Pipeline
LP ,
4.70%, 6/15/2044 50,000 41,582
Sabine Pass Liquefaction
LLC ,
5.00%, 3/15/2027 250,000 250,777
Shell Finance US, Inc. ,
4.38%, 5/11/2045 25,000 20,996
South Bow USA Infrastructure
Holdings LLC ,
5.58%, 10/1/2034(d) 15,000 14,588
Suncor Energy, Inc. ,
4.00%, 11/15/2047 10,000 7,410
3.75%, 3/4/2051 25,000 17,430
Targa Resources Corp. ,
5.20%, 7/1/2027 25,000 25,219
6.13%, 3/15/2033 30,000 30,998
6.25%, 7/1/2052 25,000 25,087
TotalEnergies Capital
International SA ,
3.46%, 2/19/2029 100,000 95,633
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
TotalEnergies Capital
International SA,
3.46%, 7/12/2049 25,000 17,562
TotalEnergies Capital SA ,
5.64%, 4/5/2064 30,000 28,536
TransCanada PipeLines Ltd. ,
6.20%, 10/15/2037 50,000 51,610
5.10%, 3/15/2049 35,000 31,844
Valero Energy Corp. ,
6.63%, 6/15/2037 50,000 53,165
Western Midstream Operating
LP ,
4.05%, 2/1/2030(b)(e) 30,000 28,266
5.25%, 2/1/2050(e) 20,000 17,195
Williams Cos., Inc. (The) ,
5.30%, 8/15/2028 75,000 75,877
2.60%, 3/15/2031 25,000 21,585
6.30%, 4/15/2040 25,000 26,039
5.40%, 3/4/2044 50,000 46,950
5.80%, 11/15/2054 25,000 24,377
3,959,224
Paper & Forest Products 0.0%
†
Georgia-Pacific LLC ,
8.88%, 5/15/2031 50,000 60,371
Suzano Austria GmbH ,
3.75%, 1/15/2031 70,000 62,315
122,686
Passenger Airlines 0.0%
†
Southwest Airlines Co. ,
2.63%, 2/10/2030 25,000 22,149
Personal Care Products 0.0%
†
Estee Lauder Cos., Inc. (The) ,
3.13%, 12/1/2049 15,000 9,681
Kenvue, Inc. ,
4.90%, 3/22/2033 100,000 98,574
108,255
Pharmaceuticals 0.9%
AstraZeneca plc ,
1.38%, 8/6/2030 75,000 62,709
4.38%, 8/17/2048 70,000 59,435
Bristol-Myers Squibb Co. ,
3.40%, 7/26/2029 30,000 28,376
5.20%, 2/22/2034 40,000 40,006
3.55%, 3/15/2042(b) 50,000 38,901
6.25%, 11/15/2053(b) 20,000 21,233
5.55%, 2/22/2054 50,000 48,537
3.90%, 3/15/2062 45,000 32,132
Eli Lilly & Co. ,
4.50%, 2/9/2027 20,000 20,048
4.70%, 2/9/2034 30,000 29,124
2.25%, 5/15/2050 35,000 19,726
5.00%, 2/9/2054 15,000 13,786
5.05%, 8/14/2054 25,000 23,135
4.95%, 2/27/2063 30,000 26,820
5.10%, 2/9/2064 15,000 13,687
GlaxoSmithKline Capital, Inc. ,
5.38%, 4/15/2034(b) 90,000 92,468
Johnson & Johnson ,
4.95%, 5/15/2033 287,000 291,032

Nationwide Bond Index Fund - January 31, 2025 (Unaudited) - Statement of Investments - 17
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
Johnson & Johnson,
3.63%, 3/3/2037 70,000 60,809
3.70%, 3/1/2046(b) 50,000 39,614
Merck & Co., Inc. ,
4.30%, 5/17/2030 100,000 98,402
4.15%, 5/18/2043 100,000 84,185
4.00%, 3/7/2049 70,000 55,295
Novartis Capital Corp. ,
2.20%, 8/14/2030 100,000 87,822
2.75%, 8/14/2050 20,000 12,757
Pfizer Investment Enterprises
Pte. Ltd. ,
4.45%, 5/19/2026 60,000 59,989
4.45%, 5/19/2028 70,000 69,657
4.65%, 5/19/2030 100,000 99,288
4.75%, 5/19/2033 65,000 63,185
5.30%, 5/19/2053 80,000 74,907
5.34%, 5/19/2063 40,000 36,653
Pfizer, Inc. ,
1.75%, 8/18/2031 100,000 83,030
4.13%, 12/15/2046 50,000 40,723
Royalty Pharma plc ,
3.55%, 9/2/2050 40,000 26,659
Sanofi SA ,
3.63%, 6/19/2028 25,000 24,310
Takeda Pharmaceutical Co.
Ltd. ,
5.30%, 7/5/2034 200,000 199,308
Utah Acquisition Sub, Inc. ,
3.95%, 6/15/2026 60,000 59,121
5.25%, 6/15/2046 20,000 16,822
Viatris, Inc. ,
4.00%, 6/22/2050 50,000 33,902
Zoetis, Inc. ,
4.70%, 2/1/2043 50,000 44,726
2,232,319
Professional Services 0.1%
Automatic Data Processing,
Inc. ,
1.25%, 9/1/2030 100,000 83,115
Broadridge Financial
Solutions, Inc. ,
3.40%, 6/27/2026(b) 80,000 78,436
Concentrix Corp. ,
6.85%, 8/2/2033 20,000 20,480
Jacobs Engineering Group,
Inc. ,
6.35%, 8/18/2028 25,000 26,067
Thomson Reuters Corp. ,
3.35%, 5/15/2026 140,000 137,777
345,875
Residential REITs 0.1%
American Homes 4 Rent LP ,
5.50%, 2/1/2034 25,000 24,854
AvalonBay Communities, Inc. ,
5.35%, 6/1/2034(b) 10,000 10,067
3.90%, 10/15/2046 15,000 11,728
Camden Property Trust ,
3.35%, 11/1/2049 10,000 6,869
Corporate Bonds
Principal
Amount ($) Value ($)
Residential REITs
ERP Operating LP ,
2.85%, 11/1/2026 200,000 194,031
Essex Portfolio LP ,
3.00%, 1/15/2030(b) 50,000 45,512
Invitation Homes Operating
Partnership LP ,
5.50%, 8/15/2033 40,000 39,827
UDR, Inc. ,
3.20%, 1/15/2030 50,000 45,903
378,791
Retail REITs 0.1%
Brixmor Operating Partnership
LP ,
4.13%, 5/15/2029 50,000 48,103
Federal Realty OP LP ,
3.20%, 6/15/2029 20,000 18,578
Kimco Realty OP LLC ,
4.45%, 9/1/2047(b) 50,000 41,208
NNN REIT, Inc. ,
3.50%, 4/15/2051 25,000 17,021
Realty Income Corp. ,
3.25%, 6/15/2029(b) 90,000 84,275
4.00%, 7/15/2029(b) 25,000 24,073
5.13%, 2/15/2034 15,000 14,711
247,969
Semiconductors & Semiconductor Equipment 0.7%
Analog Devices, Inc. ,
2.10%, 10/1/2031 65,000 54,850
Applied Materials, Inc. ,
5.85%, 6/15/2041 50,000 52,170
Broadcom Corp. ,
3.88%, 1/15/2027(b) 100,000 98,496
Broadcom, Inc. ,
4.15%, 11/15/2030 128,000 122,435
3.47%, 4/15/2034(d) 35,000 30,244
4.93%, 5/15/2037(d) 100,000 94,522
3.50%, 2/15/2041(d) 50,000 38,650
3.75%, 2/15/2051(d) 50,000 36,695
Intel Corp. ,
4.88%, 2/10/2026 50,000 50,056
3.75%, 3/25/2027 50,000 48,822
4.88%, 2/10/2028 35,000 34,883
5.13%, 2/10/2030 50,000 49,870
5.20%, 2/10/2033 50,000 48,600
2.80%, 8/12/2041 45,000 28,670
3.73%, 12/8/2047 30,000 20,082
3.05%, 8/12/2051 75,000 42,755
5.70%, 2/10/2053 20,000 17,808
3.10%, 2/15/2060 35,000 18,776
5.90%, 2/10/2063 25,000 22,549
KLA Corp. ,
3.30%, 3/1/2050 50,000 34,580
Lam Research Corp. ,
2.88%, 6/15/2050 35,000 22,266
Micron Technology, Inc. ,
4.19%, 2/15/2027 100,000 98,791
5.88%, 9/15/2033 50,000 51,211
NVIDIA Corp. ,
3.50%, 4/1/2050 40,000 29,547

18 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment
NXP BV ,
4.30%, 6/18/2029 50,000 48,608
5.00%, 1/15/2033 50,000 48,847
QUALCOMM, Inc. ,
1.65%, 5/20/2032 100,000 79,929
4.65%, 5/20/2035 100,000 96,814
Texas Instruments, Inc. ,
4.15%, 5/15/2048 45,000 36,521
5.00%, 3/14/2053 35,000 32,002
TSMC Arizona Corp. ,
2.50%, 10/25/2031(b) 200,000 172,656
1,662,705
Software 0.4%
Intuit, Inc. ,
5.50%, 9/15/2053(b) 15,000 14,702
Microsoft Corp. ,
3.50%, 2/12/2035 65,000 58,898
3.70%, 8/8/2046 30,000 23,963
2.50%, 9/15/2050 50,000 30,207
2.92%, 3/17/2052 200,000 131,729
Oracle Corp. ,
2.65%, 7/15/2026 45,000 43,723
4.20%, 9/27/2029 25,000 24,223
4.65%, 5/6/2030 80,000 78,873
2.88%, 3/25/2031 50,000 44,041
6.25%, 11/9/2032 20,000 21,135
4.30%, 7/8/2034 100,000 91,721
4.70%, 9/27/2034 25,000 23,592
3.60%, 4/1/2040 100,000 77,993
3.60%, 4/1/2050 25,000 17,353
6.90%, 11/9/2052 20,000 22,186
5.55%, 2/6/2053 70,000 65,663
3.85%, 4/1/2060 100,000 68,277
5.50%, 9/27/2064 25,000 22,615
Roper Technologies, Inc. ,
1.75%, 2/15/2031 20,000 16,507
Salesforce, Inc. ,
2.90%, 7/15/2051 50,000 31,970
ServiceNow, Inc. ,
1.40%, 9/1/2030 75,000 62,525
VMware LLC ,
2.20%, 8/15/2031 100,000 83,412
Workday, Inc. ,
3.80%, 4/1/2032 30,000 27,387
1,082,695
Specialized REITs 0.3%
American Tower Corp. ,
3.38%, 10/15/2026 100,000 97,827
5.80%, 11/15/2028 50,000 51,435
3.70%, 10/15/2049 50,000 36,250
2.95%, 1/15/2051 30,000 18,688
Crown Castle, Inc. ,
1.05%, 7/15/2026 20,000 18,959
5.00%, 1/11/2028 90,000 90,240
2.25%, 1/15/2031 30,000 25,377
4.00%, 11/15/2049 60,000 44,627
CubeSmart LP ,
2.25%, 12/15/2028 40,000 36,215
2.50%, 2/15/2032 45,000 37,662
Corporate Bonds
Principal
Amount ($) Value ($)
Specialized REITs
Equinix, Inc. ,
3.20%, 11/18/2029 35,000 32,291
2.15%, 7/15/2030 100,000 86,284
Extra Space Storage LP ,
5.50%, 7/1/2030 30,000 30,474
5.40%, 2/1/2034 25,000 24,824
Public Storage Operating Co. ,
1.50%, 11/9/2026 25,000 23,719
2.25%, 11/9/2031 50,000 42,213
697,085
Specialty Retail 0.3%
AutoNation, Inc. ,
2.40%, 8/1/2031(b) 25,000 20,772
AutoZone, Inc. ,
4.75%, 2/1/2033 35,000 33,658
Home Depot, Inc. (The) ,
2.95%, 6/15/2029 40,000 37,281
2.70%, 4/15/2030 100,000 90,488
3.25%, 4/15/2032 25,000 22,389
5.88%, 12/16/2036 25,000 26,357
4.40%, 3/15/2045 50,000 42,818
4.50%, 12/6/2048 70,000 59,848
2.38%, 3/15/2051 20,000 11,246
5.30%, 6/25/2054 60,000 57,079
Lowe's Cos., Inc. ,
3.65%, 4/5/2029 100,000 95,505
3.75%, 4/1/2032 85,000 77,955
5.00%, 4/15/2040 30,000 28,055
4.05%, 5/3/2047 40,000 31,304
3.00%, 10/15/2050 80,000 49,830
4.25%, 4/1/2052 35,000 27,337
TJX Cos., Inc. (The) ,
3.88%, 4/15/2030 100,000 95,618
807,540
Technology Hardware, Storage & Peripherals 0.3%
Apple, Inc. ,
2.45%, 8/4/2026 150,000 145,800
3.00%, 11/13/2027 100,000 96,630
1.65%, 5/11/2030 25,000 21,572
1.65%, 2/8/2031 200,000 169,369
3.85%, 5/4/2043 50,000 41,467
4.38%, 5/13/2045 145,000 127,957
2.65%, 2/8/2051 100,000 61,667
2.80%, 2/8/2061 15,000 8,874
Dell International LLC ,
4.90%, 10/1/2026 60,000 60,102
3.38%, 12/15/2041 25,000 18,285
8.35%, 7/15/2046 13,000 16,457
3.45%, 12/15/2051 25,000 16,793
Hewlett Packard Enterprise
Co. ,
5.00%, 10/15/2034 20,000 19,508
6.35%, 10/15/2045(e) 25,000 26,088
5.60%, 10/15/2054 15,000 14,472
HP, Inc. ,
4.00%, 4/15/2029 10,000 9,611
6.00%, 9/15/2041 25,000 25,219
879,871

Nationwide Bond Index Fund - January 31, 2025 (Unaudited) - Statement of Investments - 19
Corporate Bonds
Principal
Amount ($) Value ($)
Textiles, Apparel & Luxury Goods 0.0%
†
NIKE, Inc. ,
2.85%, 3/27/2030 50,000 45,695
3.38%, 11/1/2046 30,000 21,703
67,398
Tobacco 0.2%
Altria Group, Inc. ,
2.45%, 2/4/2032 50,000 41,270
3.88%, 9/16/2046 65,000 47,387
3.70%, 2/4/2051 30,000 20,467
BAT Capital Corp. ,
4.39%, 8/15/2037 100,000 86,688
4.76%, 9/6/2049 25,000 20,434
BAT International Finance plc ,
5.93%, 2/2/2029(b) 50,000 51,594
Philip Morris International,
Inc. ,
5.13%, 11/17/2027 20,000 20,269
5.63%, 11/17/2029 20,000 20,633
5.13%, 2/15/2030 75,000 75,652
5.38%, 2/15/2033 50,000 50,167
5.25%, 2/13/2034 30,000 29,777
4.13%, 3/4/2043 70,000 57,081
Reynolds American, Inc. ,
5.70%, 8/15/2035 75,000 75,160
596,579
Trading Companies & Distributors 0.1%
Air Lease Corp. ,
3.63%, 12/1/2027 150,000 145,375
2.88%, 1/15/2032 30,000 25,674
GATX Corp. ,
4.00%, 6/30/2030 100,000 94,849
265,898
Water Utilities 0.0%
†
American Water Capital Corp. ,
4.30%, 9/1/2045 50,000 41,150
5.45%, 3/1/2054 45,000 42,622
Essential Utilities, Inc. ,
3.35%, 4/15/2050 25,000 16,325
100,097
Wireless Telecommunication Services 0.3%
America Movil SAB de CV ,
6.38%, 3/1/2035 83,000 87,897
Rogers Communications, Inc. ,
3.20%, 3/15/2027 10,000 9,676
5.00%, 3/15/2044 100,000 87,579
T-Mobile USA, Inc. ,
3.75%, 4/15/2027 50,000 48,973
4.80%, 7/15/2028 20,000 19,950
3.38%, 4/15/2029 50,000 46,846
3.88%, 4/15/2030 100,000 94,526
2.55%, 2/15/2031 30,000 25,956
5.05%, 7/15/2033 20,000 19,589
4.38%, 4/15/2040 50,000 43,445
4.50%, 4/15/2050 100,000 82,029
5.65%, 1/15/2053(b) 30,000 28,953
5.75%, 1/15/2054 10,000 9,776
5.80%, 9/15/2062 25,000 24,349
Corporate Bonds
Principal
Amount ($) Value ($)
Wireless Telecommunication Services
Vodafone Group plc ,
6.15%, 2/27/2037 15,000 15,762
4.25%, 9/17/2050 90,000 69,633
5.88%, 6/28/2064 20,000 19,223
734,162
Total Corporate Bonds
(cost $66,158,720)
61,004,033
Foreign Government Securities 1.5%
CANADA 0.2%
Province of Alberta,
3.30%, 3/15/2028 50,000 48,318
Province of New Brunswick,
3.63%, 2/24/2028 50,000 48,622
Province of Ontario,
3.70%, 9/17/2029 60,000 57,862
1.13%, 10/7/2030 200,000 165,367
Province of Quebec,
3.63%, 4/13/2028 25,000 24,378
7.50%, 9/15/2029 50,000 55,970
400,517
CHILE 0.0%
†
Republic of Chile,
3.10%, 1/22/2061 200,000 117,841
HUNGARY 0.0%
†
Hungary Government Bond,
7.63%, 3/29/2041 26,000 29,123
INDONESIA 0.1%
Republic of Indonesia,
1.85%, 3/12/2031 200,000 165,960
3.55%, 3/31/2032 200,000 179,788
345,748
ISRAEL 0.2%
State of Israel Government
Bond,
5.38%, 3/12/2029 200,000 200,360
4.50%, 1/17/2033 200,000 185,700
386,060
ITALY 0.1%
Italian Republic Government
Bond,
2.88%, 10/17/2029 200,000 181,934
JAPAN 0.1%
Japan Bank for International
Cooperation,
1.88%, 7/21/2026 200,000 192,690
MEXICO 0.3%
United Mexican States,
3.75%, 1/11/2028 200,000 191,449
2.66%, 5/24/2031 200,000 163,997
3.50%, 2/12/2034 200,000 159,786

20 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Bond Index Fund
Foreign Government Securities
Principal
Amount ($) Value ($)
5.00%, 4/27/2051 300,000 225,175
740,407
PANAMA 0.1%
Republic of Panama,
3.16%, 1/23/2030 200,000 170,289
6.70%, 1/26/2036 135,000 127,228
297,517
PERU 0.1%
Republic of Peru,
3.00%, 1/15/2034 120,000 97,207
3.30%, 3/11/2041 120,000 86,889
184,096
PHILIPPINES 0.1%
Republic of Philippines,
6.38%, 10/23/2034 250,000 267,735
POLAND 0.0%
†
Republic of Poland,
4.88%, 10/4/2033 50,000 48,311
5.50%, 3/18/2054 60,000 55,738
104,049
SOUTH KOREA 0.1%
Export-Import Bank of Korea,
4.50%, 1/11/2029 200,000 198,360
SWEDEN 0.1%
Svensk Exportkredit AB,
2.25%, 3/22/2027 200,000 191,336
URUGUAY 0.0%
†
Oriental Republic of Uruguay,
5.10%, 6/18/2050 100,000 90,894
Total Foreign Government Securities
(cost $4,074,107)
3,728,307
Mortgage-Backed Securities 25.0%
FHLMC Gold Pool
Pool# G30267
5.00%, 8/1/2025 2,152 2,148
Pool# J18127
3.00%, 3/1/2027 16,124 15,896
Pool# J18702
3.00%, 3/1/2027 15,014 14,794
Pool# J19106
3.00%, 5/1/2027 7,379 7,267
Pool# C00566
7.50%, 12/1/2027 104 106
Pool# C18271
7.00%, 11/1/2028 518 544
Pool# C00678
7.00%, 11/1/2028 108 114
Pool# C00836
7.00%, 7/1/2029 103 107
Pool# C31285
7.00%, 9/1/2029 170 179
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# C37436
8.00%, 1/1/2030 310 324
Pool# C36429
7.00%, 2/1/2030 262 275
Pool# C36306
7.00%, 2/1/2030 173 181
Pool# C00921
7.50%, 2/1/2030 256 264
Pool# G01108
7.00%, 4/1/2030 89 93
Pool# J32255
3.00%, 7/1/2030 9,918 9,582
Pool# C41561
8.00%, 8/1/2030 861 870
Pool# C01051
8.00%, 9/1/2030 429 446
Pool# C43550
7.00%, 10/1/2030 599 628
Pool# C44017
7.50%, 10/1/2030 199 199
Pool# C44957
8.00%, 11/1/2030 388 389
Pool# C01106
7.00%, 12/1/2030 1,739 1,823
Pool# C01103
7.50%, 12/1/2030 159 165
Pool# C46932
7.50%, 1/1/2031 297 298
Pool# C01116
7.50%, 1/1/2031 153 157
Pool# G01217
7.00%, 3/1/2031 1,703 1,785
Pool# C48206
7.50%, 3/1/2031 788 786
Pool# C91366
4.50%, 4/1/2031 25,322 25,205
Pool# G18605
3.00%, 6/1/2031 4,279 4,112
Pool# C91377
4.50%, 6/1/2031 13,248 13,186
Pool# C53324
7.00%, 6/1/2031 730 765
Pool# C54792
7.00%, 7/1/2031 474 497
Pool# J35107
2.50%, 8/1/2031 11,967 11,341
Pool# G01309
7.00%, 8/1/2031 246 258
Pool# G01311
7.00%, 9/1/2031 1,712 1,795
Pool# C01222
7.00%, 9/1/2031 256 269
Pool# G01315
7.00%, 9/1/2031 64 68
Pool# J35522
2.50%, 10/1/2031 55,459 52,511
Pool# C58694
7.00%, 10/1/2031 2,056 2,155
Pool# C60012
7.00%, 11/1/2031 272 285
Pool# C61298
8.00%, 11/1/2031 1,098 1,102

Nationwide Bond Index Fund - January 31, 2025 (Unaudited) - Statement of Investments - 21
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# J35957
2.50%, 12/1/2031 105,579 99,919
Pool# C61105
7.00%, 12/1/2031 2,455 2,574
Pool# C63171
7.00%, 1/1/2032 1,811 1,899
Pool# V61548
2.50%, 2/1/2032 117,453 110,974
Pool# G01391
7.00%, 4/1/2032 3,086 3,235
Pool# C01345
7.00%, 4/1/2032 1,260 1,320
Pool# C01370
8.00%, 4/1/2032 315 320
Pool# G16285
3.50%, 5/1/2032 8,099 7,868
Pool# C01381
8.00%, 5/1/2032 4,613 4,827
Pool# C68290
7.00%, 6/1/2032 1,160 1,216
Pool# C68300
7.00%, 6/1/2032 380 399
Pool# G01449
7.00%, 7/1/2032 2,007 2,104
Pool# C69908
7.00%, 8/1/2032 8,983 9,418
Pool# C91558
3.50%, 9/1/2032 31,722 30,685
Pool# G16407
2.50%, 1/1/2033 41,499 39,138
Pool# G01536
7.00%, 3/1/2033 3,674 3,851
Pool# G30646
3.00%, 5/1/2033 56,384 53,351
Pool# G30642
3.00%, 5/1/2033 28,515 26,953
Pool# K90535
3.00%, 5/1/2033 11,534 10,886
Pool# A16419
6.50%, 11/1/2033 7,804 8,080
Pool# A16522
6.50%, 12/1/2033 3,901 4,050
Pool# A21356
6.50%, 4/1/2034 14,590 14,985
Pool# C01851
6.50%, 4/1/2034 9,613 9,959
Pool# A24301
6.50%, 5/1/2034 14,932 15,458
Pool# A22067
6.50%, 5/1/2034 5,976 6,202
Pool# A24988
6.50%, 7/1/2034 5,902 6,090
Pool# G01741
6.50%, 10/1/2034 2,751 2,847
Pool# G08023
6.50%, 11/1/2034 6,617 6,919
Pool# G08064
6.50%, 4/1/2035 3,570 3,819
Pool# G01947
7.00%, 5/1/2035 2,605 2,731
Pool# A39759
5.50%, 11/1/2035 2,377 2,410
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# A40376
5.50%, 12/1/2035 1,037 1,052
Pool# A42305
5.50%, 1/1/2036 3,163 3,224
Pool# A41548
7.00%, 1/1/2036 3,754 3,935
Pool# G08111
5.50%, 2/1/2036 6,591 6,682
Pool# A43861
5.50%, 3/1/2036 19,520 19,735
Pool# G08116
5.50%, 3/1/2036 8,263 8,378
Pool# A43534
6.50%, 3/1/2036 1,078 1,107
Pool# A48735
5.50%, 5/1/2036 4,018 4,059
Pool# G08136
6.50%, 6/1/2036 3,603 3,747
Pool# A53039
6.50%, 10/1/2036 26,134 27,131
Pool# C91982
3.50%, 3/1/2038 32,445 30,555
Pool# G04251
6.50%, 4/1/2038 1,666 1,743
Pool# G04569
6.50%, 8/1/2038 2,046 2,121
Pool# A84252
6.50%, 1/1/2039 10,257 10,586
Pool# A84287
6.50%, 1/1/2039 5,991 6,267
Pool# G60342
4.50%, 5/1/2042 47,245 45,891
Pool# G07158
3.50%, 10/1/2042 54,150 49,411
Pool# Q12051
3.50%, 10/1/2042 49,720 45,380
Pool# G07163
3.50%, 10/1/2042 43,162 39,395
Pool# Q11532
3.50%, 10/1/2042 40,410 36,865
Pool# Q12052
3.50%, 10/1/2042 21,045 19,208
Pool# C09020
3.50%, 11/1/2042 183,510 167,413
Pool# G07264
3.50%, 12/1/2042 81,555 74,384
Pool# Q14292
3.50%, 1/1/2043 22,757 20,770
Pool# Q14881
3.50%, 1/1/2043 18,007 16,415
Pool# V80002
2.50%, 4/1/2043 136,192 115,898
Pool# Q16915
3.00%, 4/1/2043 238,513 211,185
Pool# Q17675
3.50%, 4/1/2043 103,691 94,636
Pool# G07410
3.50%, 7/1/2043 40,593 37,048
Pool# Q20332
3.50%, 7/1/2043 7,922 7,214
Pool# G07946
4.00%, 7/1/2044 38,347 35,930

22 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# Q28607
3.50%, 9/1/2044 38,142 34,705
Pool# G61231
3.50%, 9/1/2044 6,180 5,634
Pool# G08609
3.50%, 10/1/2044 15,639 14,181
Pool# Q30833
4.00%, 1/1/2045 3,320 3,087
Pool# V81873
4.00%, 8/1/2045 7,640 7,103
Pool# G08669
4.00%, 9/1/2045 39,145 36,398
Pool# Q38357
4.00%, 1/1/2046 2,799 2,603
Pool# G61365
4.50%, 1/1/2046 34,603 33,310
Pool# G08697
3.00%, 3/1/2046 62,392 54,357
Pool# Q39440
4.00%, 3/1/2046 2,464 2,291
Pool# G08704
4.50%, 4/1/2046 5,938 5,716
Pool# Q40097
4.50%, 4/1/2046 1,198 1,153
Pool# Q40718
3.50%, 5/1/2046 11,235 10,142
Pool# G08707
4.00%, 5/1/2046 49,464 45,994
Pool# G08708
4.50%, 5/1/2046 4,346 4,184
Pool# Q41548
3.00%, 7/1/2046 12,475 10,874
Pool# Q41903
3.50%, 7/1/2046 63,631 57,520
Pool# Q41491
3.50%, 7/1/2046 7,095 6,396
Pool# Q41935
3.50%, 7/1/2046 5,691 5,141
Pool# G61791
4.00%, 7/1/2046 7,614 7,093
Pool# Q41947
4.50%, 7/1/2046 1,557 1,498
Pool# G08715
3.00%, 8/1/2046 87,312 75,959
Pool# Q42596
3.50%, 8/1/2046 55,194 50,021
Pool# Q42203
3.50%, 8/1/2046 10,276 9,306
Pool# Q42393
3.50%, 8/1/2046 9,048 8,143
Pool# G61323
3.00%, 9/1/2046 111,104 98,107
Pool# G08721
3.00%, 9/1/2046 64,497 56,097
Pool# V82617
3.50%, 9/1/2046 41,528 37,389
Pool# G08722
3.50%, 9/1/2046 8,964 8,117
Pool# G60733
4.50%, 9/1/2046 17,607 16,949
Pool# G60722
3.00%, 10/1/2046 168,235 146,573
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# Q44035
3.00%, 10/1/2046 82,139 71,442
Pool# G61815
4.00%, 10/1/2046 4,466 4,152
Pool# G61257
3.00%, 11/1/2046 158,261 137,360
Pool# Q44452
3.00%, 11/1/2046 36,750 31,949
Pool# G08732
3.00%, 11/1/2046 10,498 9,131
Pool# Q44473
3.50%, 11/1/2046 8,901 8,005
Pool# Q44223
3.50%, 11/1/2046 5,712 5,135
Pool# G08734
4.00%, 11/1/2046 79,507 73,887
Pool# G08737
3.00%, 12/1/2046 460,816 399,932
Pool# G60989
3.00%, 12/1/2046 66,915 58,200
Pool# Q45878
3.00%, 12/1/2046 12,166 10,565
Pool# G61862
3.50%, 12/1/2046 10,204 9,231
Pool# G08741
3.00%, 1/1/2047 94,275 81,997
Pool# G08747
3.00%, 2/1/2047 160,088 139,451
Pool# G08748
3.50%, 2/1/2047 14,773 13,305
Pool# Q47484
3.50%, 4/1/2047 15,580 14,109
Pool# G60988
3.00%, 5/1/2047 371,309 323,422
Pool# Q48098
3.50%, 5/1/2047 52,687 47,375
Pool# G61390
3.00%, 6/1/2047 150,657 131,030
Pool# G61339
3.00%, 8/1/2047 34,971 30,415
Pool# Q53085
3.00%, 9/1/2047 26,652 23,231
Pool# G61622
3.00%, 10/1/2047 86,141 74,919
Pool# G08785
4.00%, 10/1/2047 3,408 3,154
Pool# Q52075
4.00%, 11/1/2047 56,018 52,172
Pool# T65458
3.50%, 2/1/2048 58,898 52,328
Pool# G08800
3.50%, 2/1/2048 7,810 7,022
Pool# G08801
4.00%, 2/1/2048 22,324 20,729
Pool# Q54727
3.50%, 3/1/2048 21,209 19,068
Pool# Q55401
5.00%, 4/1/2048 4,430 4,373
Pool# G08817
4.00%, 6/1/2048 4,726 4,388
Pool# G08827
4.50%, 7/1/2048 36,414 34,766

Nationwide Bond Index Fund - January 31, 2025 (Unaudited) - Statement of Investments - 23
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# Q57401
4.50%, 7/1/2048 10,875 10,401
Pool# Q57402
4.50%, 7/1/2048 3,645 3,494
Pool# G08831
4.00%, 8/1/2048 39,037 36,232
Pool# G67716
4.50%, 10/1/2048 44,769 42,860
Pool# G61846
4.00%, 1/1/2049 68 63
Pool# V85279
3.50%, 4/1/2049 16,067 14,425
FHLMC Non Gold Pool
Pool# 1B8478
7.66%, 7/1/2041(a) 7,197 7,380
Pool# 2B0108
6.77%, 1/1/2042(a) 70 71
FHLMC UMBS Pool
Pool# SB0383
2.50%, 4/1/2032 231,563 219,290
Pool# SB8500
2.50%, 7/1/2035 181,665 166,355
Pool# SB0479
2.50%, 10/1/2035 43,732 40,139
Pool# RC1826
2.00%, 2/1/2036 194,450 173,496
Pool# SB8092
1.50%, 3/1/2036 47,171 41,020
Pool# RC1887
2.00%, 3/1/2036 300,684 268,608
Pool# RC2045
2.00%, 6/1/2036 15,442 13,778
Pool# QN8913
2.00%, 12/1/2036 53,117 47,426
Pool# RC2402
2.00%, 1/1/2037 69,874 62,464
Pool# RC2399
2.00%, 1/1/2037 51,864 46,542
Pool# SB8140
1.50%, 2/1/2037 130,431 112,838
Pool# SB8144
1.50%, 3/1/2037 151,018 130,602
Pool# QN9700
1.50%, 3/1/2037 28,712 24,828
Pool# SB8148
2.00%, 4/1/2037 56,876 50,614
Pool# SB8158
2.00%, 6/1/2037 58,308 51,888
Pool# SB0725
4.00%, 8/1/2037 3,030 2,913
Pool# SB1009
4.00%, 2/1/2038 3,300 3,175
Pool# ZM2339
3.50%, 1/1/2047 50,811 45,664
Pool# RA3022
2.50%, 6/1/2050 186,592 153,965
Pool# SD7521
2.50%, 7/1/2050 470,658 391,354
Pool# SD8074
3.00%, 7/1/2050 33,108 28,323
Pool# SD7523
2.50%, 8/1/2050 223,399 185,378
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SD1143
4.50%, 9/1/2050 79,226 75,628
Pool# SD0514
2.00%, 10/1/2050 182,684 143,999
Pool# RA3723
2.00%, 10/1/2050 101,309 79,962
Pool# RA3932
2.50%, 11/1/2050 215,528 179,043
Pool# RA3987
2.50%, 11/1/2050 113,203 93,262
Pool# RA4351
2.50%, 1/1/2051 256,479 211,629
Pool# RA4652
2.00%, 2/1/2051 1,156,658 912,466
Pool# RA4493
2.00%, 2/1/2051 728,218 571,205
Pool# QB9104
2.00%, 2/1/2051 309,401 242,692
Pool# RA4737
2.00%, 3/1/2051 889,504 699,846
Pool# RA4718
2.00%, 3/1/2051 516,622 407,554
Pool# RA4727
2.00%, 3/1/2051 294,737 231,093
Pool# SD7537
2.00%, 3/1/2051 130,636 103,293
Pool# SD8140
2.00%, 4/1/2051 1,294,894 1,014,343
Pool# SD0576
2.50%, 4/1/2051 62,280 50,787
Pool# SD8145
1.50%, 5/1/2051 831,098 614,972
Pool# QC2070
2.00%, 5/1/2051 57,208 45,140
Pool# RA5436
2.00%, 6/1/2051 173,812 136,197
Pool# RA5398
2.00%, 7/1/2051 215,130 169,744
Pool# RA6091
2.00%, 10/1/2051 177,724 140,230
Pool# RA6236
2.00%, 11/1/2051 200,480 158,290
Pool# SD8182
2.00%, 12/1/2051 816,803 639,280
Pool# RA6959
2.50%, 3/1/2052 37,989 31,209
Pool# QE0374
2.50%, 4/1/2052 239,570 196,739
Pool# RA7154
4.00%, 4/1/2052 42,603 39,038
Pool# SD8212
2.50%, 5/1/2052 223,126 182,233
Pool# RA7779
4.50%, 8/1/2052 6,428 6,060
Pool# RA7933
5.00%, 9/1/2052 62,392 60,711
Pool# SD7557
4.50%, 12/1/2052 137,641 130,961
Pool# SD2248
5.00%, 1/1/2053 68,796 66,739
Pool# QF5629
6.00%, 1/1/2053 15,192 15,560

24 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SD2660
5.00%, 4/1/2053 135,485 131,206
Pool# SD2661
5.50%, 4/1/2053 57,278 56,825
Pool# SD8324
5.50%, 5/1/2053 133,336 132,036
Pool# SD2890
5.50%, 5/1/2053 33,854 33,618
Pool# SD2905
5.50%, 5/1/2053 33,081 32,842
Pool# SD3148
5.00%, 6/1/2053 139,492 135,645
Pool# SD3085
5.50%, 6/1/2053 21,167 21,050
Pool# SD3260
6.00%, 6/1/2053 43,406 44,044
Pool# SD3565
4.50%, 8/1/2053 13,128 12,389
Pool# SD3603
6.00%, 8/1/2053 53,156 54,152
Pool# RJ0007
6.50%, 10/1/2053 47,911 49,520
Pool# SD4350
6.50%, 10/1/2053 15,642 16,060
Pool# SD4340
5.50%, 11/1/2053 309,964 308,754
Pool# SD4630
6.00%, 12/1/2053 59,924 60,818
Pool# RJ0530
6.50%, 12/1/2053 99,053 101,904
Pool# RJ0527
6.50%, 12/1/2053 13,533 13,908
Pool# RJ0717
6.50%, 1/1/2054 8,227 8,491
Pool# RJ0841
6.00%, 2/1/2054 63,317 64,267
Pool# RJ0858
6.50%, 2/1/2054 62,466 64,356
Pool# SD4870
6.50%, 2/1/2054 31,827 32,737
Pool# SD5616
6.00%, 5/1/2054 456,506 462,562
Pool# RJ1437
6.50%, 5/1/2054 57,321 59,530
Pool# SD6025
6.00%, 8/1/2054 168,342 169,664
Pool# RJ2746
5.50%, 11/1/2054 269,503 267,727
Pool# RJ3311
6.50%, 1/1/2055 82,000 84,631
FNMA Pool
Pool# AC9890
6.67%, 4/1/2040(a) 71,179 72,538
Pool# AJ1249
7.31%, 9/1/2041(a) 18,465 18,979
Pool# AL1437
6.70%, 1/1/2042(a) 5,815 5,964
Pool# AK0714
6.41%, 2/1/2042(a) 1,089 1,117
Pool# AP1961
7.50%, 8/1/2042(a) 12,902 13,266
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA Pool
Pool# BF0206
4.00%, 2/1/2047 27,826 25,950
Pool# BF0200
3.50%, 11/1/2051 161,850 145,717
FNMA UMBS Pool
Pool# AH1361
3.50%, 12/1/2025 4,476 4,441
Pool# AH1518
3.50%, 12/1/2025 2,052 2,036
Pool# AE6384
4.00%, 1/1/2026 493 490
Pool# AP4746
3.00%, 8/1/2027 10,764 10,572
Pool# AP4640
3.00%, 9/1/2027 9,840 9,664
Pool# AQ5096
3.00%, 11/1/2027 17,244 16,908
Pool# AQ4532
3.00%, 11/1/2027 16,824 16,495
Pool# AQ3758
3.00%, 11/1/2027 11,746 11,510
Pool# AB6886
3.00%, 11/1/2027 7,329 7,190
Pool# AS0487
2.50%, 9/1/2028 43,824 42,503
Pool# 930998
4.50%, 4/1/2029 989 980
Pool# MA0243
5.00%, 11/1/2029 3,628 3,638
Pool# AL8077
3.50%, 12/1/2029 4,034 3,959
Pool# MA0268
5.00%, 12/1/2029 3,616 3,628
Pool# AD5655
5.00%, 5/1/2030 9,962 9,948
Pool# MA0443
5.00%, 5/1/2030 4,667 4,690
Pool# AB1038
5.00%, 5/1/2030 3,979 3,973
Pool# AS5420
3.00%, 7/1/2030 21,338 20,579
Pool# MA0559
5.00%, 9/1/2030 1,633 1,631
Pool# AZ9234
3.50%, 10/1/2030 3,818 3,716
Pool# AH1515
4.00%, 12/1/2030 81,903 80,564
Pool# AD0716
6.50%, 12/1/2030 45,185 46,357
Pool# MA0641
4.00%, 2/1/2031 76,225 74,981
Pool# 560868
7.50%, 2/1/2031 181 181
Pool# BC5968
2.50%, 4/1/2031 18,179 17,242
Pool# BC4430
3.00%, 4/1/2031 6,634 6,382
Pool# AL8566
3.00%, 6/1/2031 21,198 20,357
Pool# AL8565
3.00%, 6/1/2031 18,827 18,068

Nationwide Bond Index Fund - January 31, 2025 (Unaudited) - Statement of Investments - 25
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS8028
2.50%, 9/1/2031 58,879 55,718
Pool# 607212
7.50%, 10/1/2031 1,559 1,554
Pool# BM3814
2.50%, 12/1/2031 31,818 30,156
Pool# AS8609
3.00%, 1/1/2032 29,219 27,931
Pool# AL9585
3.50%, 1/1/2032 7,214 7,015
Pool# AS8767
3.00%, 2/1/2032 23,495 22,466
Pool# BM4624
3.00%, 2/1/2032 22,556 21,686
Pool# AL9871
3.00%, 2/1/2032 9,218 8,842
Pool# BM3269
2.50%, 4/1/2032 56,432 53,252
Pool# BM4088
3.00%, 6/1/2032 20,238 19,458
Pool# MA1107
3.50%, 7/1/2032 20,979 20,285
Pool# BH6610
3.50%, 7/1/2032 6,632 6,427
Pool# BM1669
3.00%, 8/1/2032 11,257 10,744
Pool# BM5167
3.50%, 9/1/2032 4,456 4,336
Pool# BH9391
3.50%, 10/1/2032 5,363 5,202
Pool# BM3977
3.00%, 12/1/2032 44,693 42,710
Pool# CA0951
3.00%, 12/1/2032 29,825 28,429
Pool# FM1661
2.50%, 1/1/2033 109,432 104,792
Pool# BM4338
2.50%, 1/1/2033 54,701 51,848
Pool# 656559
6.50%, 2/1/2033 7,709 7,964
Pool# 694846
6.50%, 4/1/2033 1,209 1,263
Pool# AB9402
3.00%, 5/1/2033 74,995 70,892
Pool# AB9403
3.00%, 5/1/2033 29,252 27,616
Pool# MA1527
3.00%, 8/1/2033 129,169 121,836
Pool# 750229
6.50%, 10/1/2033 9,414 9,658
Pool# 725228
6.00%, 3/1/2034 171,870 175,816
Pool# 788027
6.50%, 9/1/2034 12,657 13,074
Pool# FM4900
2.00%, 12/1/2035 45,856 41,087
Pool# CA8789
2.00%, 2/1/2036 280,285 250,082
Pool# CA9145
2.00%, 2/1/2036 229,318 204,608
Pool# FM5571
2.00%, 2/1/2036 122,425 109,690
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CA9475
2.00%, 3/1/2036 72,983 65,119
Pool# CB0262
2.00%, 4/1/2036 1,497,311 1,333,726
Pool# FM8538
2.00%, 8/1/2036 16,974 15,163
Pool# AL4260
5.50%, 9/1/2036 13,985 14,039
Pool# MA4441
1.50%, 10/1/2036 35,657 30,876
Pool# FS0180
2.00%, 12/1/2036 112,335 100,016
Pool# FS0155
2.00%, 12/1/2036 52,785 47,151
Pool# BU1381
2.00%, 12/1/2036 35,511 31,707
Pool# CB2709
2.00%, 1/1/2037 87,276 77,954
Pool# MA4535
1.50%, 2/1/2037 245,474 212,266
Pool# MA4566
1.50%, 3/1/2037 417,878 361,511
Pool# MA4581
1.50%, 4/1/2037 64,591 55,878
Pool# CB3441
2.50%, 4/1/2037 28,956 26,381
Pool# FS2497
1.50%, 8/1/2037 34,899 30,192
Pool# MA4726
4.00%, 9/1/2037 4,786 4,605
Pool# MA4797
4.00%, 11/1/2037 5,837 5,615
Pool# 955194
7.00%, 11/1/2037 47,691 50,591
Pool# MA5223
4.00%, 11/1/2038 1,682 1,617
Pool# AB1735
3.50%, 11/1/2040 4,397 4,013
Pool# AB2067
3.50%, 1/1/2041 118,640 108,290
Pool# AB2068
3.50%, 1/1/2041 69,467 63,409
Pool# 932888
3.50%, 1/1/2041 49,275 44,975
Pool# 932891
3.50%, 1/1/2041 9,113 8,306
Pool# AI9920
4.00%, 9/1/2041 4,039 3,790
Pool# AI9851
4.50%, 9/1/2041 18,932 18,335
Pool# AJ5431
4.50%, 10/1/2041 45,927 44,246
Pool# AJ4861
4.00%, 12/1/2041 56,662 53,265
Pool# AX5316
4.50%, 1/1/2042 6,349 6,159
Pool# AL2499
4.50%, 1/1/2042 2,030 1,968
Pool# AW8167
3.50%, 2/1/2042 143,587 130,897
Pool# AB5185
3.50%, 5/1/2042 120,448 109,787

26 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AO3575
4.50%, 5/1/2042 42,235 40,664
Pool# AP2092
4.50%, 8/1/2042 10,660 10,194
Pool# AP7489
4.00%, 9/1/2042 193,053 181,187
Pool# AL2782
4.50%, 9/1/2042 25,523 24,679
Pool# AL2677
3.50%, 11/1/2042 65,240 59,466
Pool# MA1273
3.50%, 12/1/2042 83,138 75,762
Pool# AR8213
3.50%, 4/1/2043 70,478 64,253
Pool# AB9238
3.00%, 5/1/2043 271,756 239,727
Pool# AB9237
3.00%, 5/1/2043 221,150 195,085
Pool# AB9236
3.00%, 5/1/2043 49,822 43,940
Pool# AB9362
3.50%, 5/1/2043 186,174 169,495
Pool# AT4145
3.00%, 6/1/2043 104,501 92,162
Pool# AB9814
3.00%, 7/1/2043 271,913 239,923
Pool# AS0255
4.50%, 8/1/2043 78,762 75,718
Pool# AS0516
3.00%, 9/1/2043 103,847 91,451
Pool# BM4222
3.00%, 1/1/2044 141,877 125,110
Pool# AW1006
4.00%, 5/1/2044 51,996 48,798
Pool# AL7767
4.50%, 6/1/2044 3,381 3,274
Pool# AS3946
4.00%, 12/1/2044 165,876 154,646
Pool# BM3611
4.00%, 1/1/2045 27,358 25,677
Pool# BM3804
3.50%, 2/1/2045 15,172 13,808
Pool# AL9555
4.00%, 2/1/2045 385,410 363,164
Pool# AL6889
4.50%, 2/1/2045 27,349 26,292
Pool# BM3931
3.00%, 3/1/2045 31,136 27,483
Pool# BM3664
3.00%, 5/1/2045 142,139 125,401
Pool# AS4921
3.50%, 5/1/2045 193,606 175,258
Pool# BM5562
4.00%, 6/1/2045 44,362 41,608
Pool# AL7207
4.50%, 8/1/2045 35,213 33,853
Pool# AS6362
4.50%, 12/1/2045 6,356 6,110
Pool# AS6474
3.50%, 1/1/2046 55,760 50,806
Pool# AS6539
3.50%, 1/1/2046 50,368 45,894
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AL9849
3.50%, 1/1/2046 41,446 37,729
Pool# AL9781
4.50%, 2/1/2046 52,467 50,714
Pool# BM4621
3.50%, 3/1/2046 33,073 30,148
Pool# BC0823
3.50%, 4/1/2046 32,827 29,635
Pool# AL8833
4.00%, 6/1/2046 56,405 52,841
Pool# AS7545
3.50%, 7/1/2046 50,426 45,413
Pool# MA2705
3.00%, 8/1/2046 125,466 109,028
Pool# BC1489
3.00%, 8/1/2046 18,263 15,912
Pool# AS7760
4.00%, 8/1/2046 51,754 48,059
Pool# AS7770
4.50%, 8/1/2046 4,445 4,270
Pool# AL8947
3.50%, 9/1/2046 10,277 9,277
Pool# AL9263
3.00%, 10/1/2046 34,759 30,242
Pool# BM3932
3.50%, 10/1/2046 42,738 38,598
Pool# FM1871
4.00%, 10/1/2046 35,224 33,114
Pool# BC4766
4.50%, 10/1/2046 9,418 9,054
Pool# AS8154
4.50%, 10/1/2046 2,529 2,430
Pool# FM1368
3.00%, 11/1/2046 339,907 296,402
Pool# BC9003
3.00%, 11/1/2046 39,406 34,227
Pool# BE5067
3.50%, 11/1/2046 112,740 102,059
Pool# BC9067
3.00%, 12/1/2046 53,641 46,591
Pool# AS8417
3.50%, 12/1/2046 46,404 41,719
Pool# AS8650
3.00%, 1/1/2047 269,224 233,012
Pool# AS8692
3.50%, 1/1/2047 47,211 42,451
Pool# BD2440
3.50%, 1/1/2047 16,724 15,042
Pool# BE7115
4.50%, 1/1/2047 2,217 2,122
Pool# BD5046
3.50%, 2/1/2047 16,651 14,982
Pool# AS8979
4.50%, 3/1/2047 11,181 10,735
Pool# BM3707
2.50%, 4/1/2047 35,441 29,615
Pool# AS9467
4.00%, 4/1/2047 4,572 4,242
Pool# AS9470
4.50%, 4/1/2047 37,149 35,636
Pool# BH0304
4.50%, 4/1/2047 2,646 2,535

Nationwide Bond Index Fund - January 31, 2025 (Unaudited) - Statement of Investments - 27
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS9562
3.00%, 5/1/2047 21,726 18,868
Pool# BM3237
3.50%, 5/1/2047 79,777 72,249
Pool# AS9577
3.50%, 5/1/2047 64,896 57,665
Pool# AS9586
4.00%, 5/1/2047 298,795 277,232
Pool# BM1268
4.00%, 5/1/2047 96,802 89,806
Pool# AS9794
3.50%, 6/1/2047 58,994 53,498
Pool# BE3702
4.00%, 6/1/2047 27,941 25,913
Pool# BM1295
4.50%, 6/1/2047 34,794 33,406
Pool# BE9624
4.50%, 6/1/2047 16,007 15,248
Pool# BM3801
3.00%, 7/1/2047 87,479 75,978
Pool# AS9909
3.50%, 7/1/2047 51,262 46,403
Pool# BM3556
4.00%, 9/1/2047 17,136 15,993
Pool# CA0623
4.50%, 10/1/2047 7,119 6,824
Pool# BM3379
3.00%, 12/1/2047 152,506 132,680
Pool# BJ1699
4.00%, 12/1/2047 55,397 51,667
Pool# MA3238
3.50%, 1/1/2048 89,218 80,105
Pool# MA3277
4.00%, 2/1/2048 63,412 58,804
Pool# BK1972
4.50%, 3/1/2048 12,675 12,156
Pool# MA3332
3.50%, 4/1/2048 68,686 61,669
Pool# CA1531
3.50%, 4/1/2048 20,567 18,764
Pool# CA1510
3.50%, 4/1/2048 19,296 17,325
Pool# CA1560
4.50%, 4/1/2048 20,034 19,121
Pool# CA1898
4.50%, 6/1/2048 40,087 38,313
Pool# CA1951
4.00%, 7/1/2048 17,600 16,319
Pool# BK6577
4.50%, 7/1/2048 3,509 3,348
Pool# CA2376
4.00%, 9/1/2048 26,892 24,913
Pool# MA3495
4.00%, 10/1/2048 52,862 48,977
Pool# BM4664
4.50%, 10/1/2048 26,380 25,191
Pool# FM1001
3.50%, 11/1/2048 10,201 9,158
Pool# MA3521
4.00%, 11/1/2048 42,050 38,951
Pool# MA3536
4.00%, 12/1/2048 42,406 39,271
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BN0340
4.50%, 12/1/2048 57,678 55,019
Pool# CA2779
4.50%, 12/1/2048 30,345 28,972
Pool# MA3563
4.00%, 1/1/2049 167,284 154,920
Pool# BN3944
4.00%, 1/1/2049 16,271 15,068
Pool# CA3387
4.00%, 4/1/2049 60,734 56,208
Pool# CA3489
4.00%, 5/1/2049 36,617 33,888
Pool# MA3665
4.50%, 5/1/2049 54,230 51,719
Pool# CA3669
4.00%, 6/1/2049 71,936 66,560
Pool# CA3825
4.00%, 7/1/2049 21,792 20,233
Pool# FM2887
3.00%, 3/1/2050 81,200 70,095
Pool# FM0077
3.00%, 3/1/2050 39,152 33,770
Pool# CA5510
3.00%, 4/1/2050 122,917 106,069
Pool# MA4048
3.00%, 6/1/2050 39,712 33,941
Pool# MA4077
2.00%, 7/1/2050 84,281 66,301
Pool# CA6598
2.50%, 8/1/2050 268,664 222,852
Pool# MA4097
3.00%, 8/1/2050 8,790 7,575
Pool# BQ4909
2.00%, 9/1/2050 741,681 584,814
Pool# CA6985
2.00%, 9/1/2050 460,428 364,239
Pool# FM4222
2.50%, 9/1/2050 524,018 435,242
Pool# CA7572
2.50%, 10/1/2050 433,237 357,482
Pool# CA7368
2.50%, 10/1/2050 337,593 278,564
Pool# CA7369
2.50%, 10/1/2050 240,941 198,811
Pool# MA4181
1.50%, 11/1/2050 411,120 304,291
Pool# FM4808
2.50%, 11/1/2050 242,344 199,970
Pool# MA4210
2.50%, 12/1/2050 61,682 50,726
Pool# CA8442
2.00%, 1/1/2051 898,766 709,169
Pool# FM6031
2.00%, 2/1/2051 1,242,184 971,783
Pool# CA8893
2.00%, 2/1/2051 364,892 287,177
Pool# BQ9747
2.00%, 2/1/2051 311,992 244,749
Pool# CA8823
2.00%, 2/1/2051 192,316 151,357
Pool# FM6135
2.00%, 2/1/2051 124,049 98,113

28 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FM6554
2.00%, 3/1/2051 483,527 382,433
Pool# FM7677
2.50%, 3/1/2051 504,852 416,882
Pool# CB0149
2.00%, 4/1/2051 188,599 148,827
Pool# CB0400
2.00%, 5/1/2051 75,820 60,338
Pool# CB0684
2.00%, 6/1/2051 293,177 230,599
Pool# FM8630
1.50%, 7/1/2051 36,999 27,421
Pool# CB1110
2.00%, 7/1/2051 78,919 62,251
Pool# FM8160
2.50%, 7/1/2051 144,963 120,263
Pool# FM8007
2.50%, 7/1/2051 89,343 73,665
Pool# FM8011
2.50%, 8/1/2051 287,875 238,029
Pool# FM8441
2.50%, 8/1/2051 113,195 93,982
Pool# CB1330
2.50%, 8/1/2051 96,064 79,213
Pool# MA4399
2.50%, 8/1/2051 78,124 64,040
Pool# FM8794
2.50%, 9/1/2051 277,665 228,943
Pool# FM9082
2.00%, 10/1/2051 99,056 78,181
Pool# CB1871
2.50%, 10/1/2051 347,446 287,971
Pool# MA4464
1.50%, 11/1/2051 48,453 35,819
Pool# MA4465
2.00%, 11/1/2051 641,209 501,603
Pool# FM9450
2.00%, 11/1/2051 99,149 78,307
Pool# FM9543
2.50%, 12/1/2051 415,896 344,614
Pool# CB2410
2.50%, 12/1/2051 101,649 84,257
Pool# FM9806
2.50%, 12/1/2051 86,283 71,495
Pool# MA4512
2.50%, 1/1/2052 750,793 614,546
Pool# BU8176
2.50%, 1/1/2052 404,101 332,606
Pool# FS2639
2.50%, 1/1/2052 299,013 246,486
Pool# BU9929
2.00%, 2/1/2052 231,954 180,923
Pool# MA4578
2.50%, 4/1/2052 339,793 277,998
Pool# CB3351
2.50%, 4/1/2052 63,308 52,002
Pool# MA4653
3.00%, 7/1/2052 167,292 142,477
Pool# MA4700
4.00%, 8/1/2052 66,819 61,214
Pool# FS2972
4.50%, 10/1/2052 43,809 41,329
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA4805
4.50%, 11/1/2052 55,711 52,522
Pool# CB5084
5.00%, 11/1/2052 43,957 42,773
Pool# CB5268
4.50%, 12/1/2052 316,860 298,793
Pool# FS3416
5.00%, 12/1/2052 83,602 81,350
Pool# CB5535
5.00%, 1/1/2053 225,485 218,594
Pool# BW5089
5.00%, 1/1/2053 60,712 58,831
Pool# CB5642
5.50%, 2/1/2053 69,432 69,031
Pool# CB5836
5.00%, 3/1/2053 41,986 40,986
Pool# CB5908
5.50%, 3/1/2053 70,346 70,239
Pool# FS4070
5.50%, 3/1/2053 43,714 43,579
Pool# CB6004
5.50%, 4/1/2053 286,748 286,986
Pool# CB6182
5.00%, 5/1/2053 137,796 133,366
Pool# FS7303
5.00%, 7/1/2053 88,337 85,479
Pool# MA5073
6.00%, 7/1/2053 44,634 45,038
Pool# FS5424
4.50%, 8/1/2053 39,183 36,972
Pool# CB6921
6.00%, 8/1/2053 30,061 30,721
Pool# FS5886
6.00%, 9/1/2053 99,617 100,711
Pool# CB7115
6.00%, 9/1/2053 47,607 48,560
Pool# CB7484
6.50%, 11/1/2053 150,162 154,178
Pool# FS6294
6.50%, 11/1/2053 18,366 18,858
Pool# CB7650
6.50%, 12/1/2053 286,689 298,086
Pool# FS6529
6.50%, 12/1/2053 124,316 128,799
Pool# CB7803
6.50%, 1/1/2054 70,266 72,702
Pool# CB7865
6.50%, 1/1/2054 17,830 18,370
Pool# CB8024
6.50%, 2/1/2054 115,635 121,355
Pool# CB8342
6.00%, 4/1/2054 140,936 142,027
Pool# CB8823
6.50%, 7/1/2054 90,595 93,592
Pool# MA5445
6.00%, 8/1/2054 865,010 871,321
Pool# CB9010
6.00%, 8/1/2054 91,141 91,860
FNMA/FHLMC UMBS, 15
Year, Single Family TBA
2.50%, 2/25/2040 64,000 58,245
3.50%, 2/25/2040 150,000 142,030

Nationwide Bond Index Fund - January 31, 2025 (Unaudited) - Statement of Investments - 29
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA/FHLMC UMBS, 15
Year, Single Family TBA
4.00%, 2/25/2040 200,000 192,148
FNMA/FHLMC UMBS,
30 Year, Single Family
Conventional Pool TBA
6.00%, 2/25/2055 450,000
453,058
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
2.50%, 2/25/2055 425,000 346,331
3.50%, 2/25/2055 200,000 176,953
4.00%, 2/25/2055 50,000 45,719
4.50%, 2/25/2055 24,000 22,584
5.00%, 2/25/2055 1,526,000 1,473,489
5.50%, 2/25/2055 1,546,000 1,526,757
6.50%, 2/25/2055 400,000 410,078
GNMA I Pool
Pool# 457801
7.00%, 8/15/2028 425 428
Pool# 486936
6.50%, 2/15/2029 167 172
Pool# 502969
6.00%, 3/15/2029 768 788
Pool# 487053
7.00%, 3/15/2029 261 263
Pool# 781014
6.00%, 4/15/2029 446 453
Pool# 509099
7.00%, 6/15/2029 1,209 1,214
Pool# 434505
7.50%, 8/15/2029 21 21
Pool# 781124
7.00%, 12/15/2029 1,766 1,823
Pool# 507396
7.50%, 9/15/2030 13,596 13,652
Pool# 531352
7.50%, 9/15/2030 965 968
Pool# 536334
7.50%, 10/15/2030 76 77
Pool# 486019
7.50%, 1/15/2031 355 356
Pool# 535388
7.50%, 1/15/2031 248 249
Pool# 528589
6.50%, 3/15/2031 4,378 4,445
Pool# 508473
7.50%, 4/15/2031 1,261 1,269
Pool# 544470
8.00%, 4/15/2031 377 378
Pool# 781287
7.00%, 5/15/2031 843 870
Pool# 781319
7.00%, 7/15/2031 287 301
Pool# 485879
7.00%, 8/15/2031 733 736
Pool# 572554
6.50%, 9/15/2031 10,013 10,184
Pool# 781328
7.00%, 9/15/2031 792 816
Pool# 550991
6.50%, 10/15/2031 241 249
Pool# 571267
7.00%, 10/15/2031 108 109
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 555171
6.50%, 12/15/2031 594 614
Pool# 781380
7.50%, 12/15/2031 273 286
Pool# 781481
7.50%, 1/15/2032 1,213 1,265
Pool# 580972
6.50%, 2/15/2032 76 76
Pool# 781401
7.50%, 2/15/2032 960 1,019
Pool# 781916
6.50%, 3/15/2032 7,981 8,191
Pool# 552474
7.00%, 3/15/2032 1,858 1,910
Pool# 781478
7.50%, 3/15/2032 514 543
Pool# 781429
8.00%, 3/15/2032 952 1,004
Pool# 781431
7.00%, 4/15/2032 3,523 3,690
Pool# 552616
7.00%, 6/15/2032 14,317 14,635
Pool# 570022
7.00%, 7/15/2032 6,217 6,410
Pool# 595077
6.00%, 10/15/2032 1,878 1,962
Pool# 552903
6.50%, 11/15/2032 23,999 24,857
Pool# 552952
6.00%, 12/15/2032 1,302 1,329
Pool# 602102
6.00%, 2/15/2033 7,430 7,469
Pool# 588192
6.00%, 2/15/2033 1,528 1,541
Pool# 553144
5.50%, 4/15/2033 3,969 4,003
Pool# 604243
6.00%, 4/15/2033 2,576 2,611
Pool# 611526
6.00%, 5/15/2033 4,129 4,134
Pool# 553320
6.00%, 6/15/2033 7,939 8,068
Pool# 604788
6.50%, 11/15/2033 22,051 22,523
Pool# 781688
6.00%, 12/15/2033 10,011 10,245
Pool# 604875
6.00%, 12/15/2033 8,614 8,766
Pool# 781690
6.00%, 12/15/2033 3,564 3,647
Pool# 781699
7.00%, 12/15/2033 1,007 1,019
Pool# 621856
6.00%, 1/15/2034 4,808 4,891
Pool# 564799
6.00%, 3/15/2034 3,476 3,534
Pool# 630038
6.50%, 8/15/2034 17,179 17,820
Pool# 781804
6.00%, 9/15/2034 10,090 10,536
Pool# 781847
6.00%, 12/15/2034 7,722 8,064

30 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 486921
5.50%, 2/15/2035 2,393 2,432
Pool# 781902
6.00%, 2/15/2035 10,022 10,465
Pool# 649510
5.50%, 10/15/2035 33,981 34,791
Pool# 652207
5.50%, 3/15/2036 23,939 24,303
Pool# 655519
5.00%, 5/15/2036 11,180 11,204
Pool# 652539
5.00%, 5/15/2036 3,828 3,771
Pool# 606308
5.50%, 5/15/2036 3,879 3,952
Pool# 656666
6.00%, 6/15/2036 5,925 6,084
Pool# 657912
6.50%, 8/15/2036 1,872 1,929
Pool# 704630
5.50%, 7/15/2039 9,666 9,814
Pool# 757039
4.00%, 12/15/2040 90,731 84,772
Pool# 757038
4.00%, 12/15/2040 90,727 85,217
Pool# 755656
4.00%, 12/15/2040 30,894 29,170
Pool# 757044
4.00%, 12/15/2040 26,737 25,166
Pool# 742235
4.00%, 12/15/2040 24,674 23,176
Pool# 755655
4.00%, 12/15/2040 19,356 18,276
Pool# 757043
4.00%, 12/15/2040 14,075 13,221
Pool# 756631
4.00%, 12/15/2040 10,555 9,966
Pool# 755959
4.00%, 1/15/2041 70,920 66,963
Pool# 742244
4.00%, 1/15/2041 59,091 55,502
Pool# 753826
4.00%, 1/15/2041 29,534 27,740
Pool# 690662
4.00%, 1/15/2041 18,159 17,056
Pool# 719486
4.00%, 1/15/2041 6,517 6,089
Pool# 757555
4.00%, 2/15/2041 13,669 12,906
Pool# 757557
4.00%, 2/15/2041 6,967 6,579
Pool# AD6012
3.50%, 4/15/2043 180,984 166,209
Pool# AA6307
3.50%, 4/15/2043 55,905 51,238
Pool# AA6403
3.00%, 5/15/2043 249,832 223,213
Pool# 783781
3.50%, 6/15/2043 60,359 55,165
Pool# 784015
3.00%, 7/15/2043 14,234 12,717
Pool# 784714
3.00%, 1/15/2044 78,083 69,763
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# 3851
5.50%, 5/20/2036 53,654 54,737
Pool# 4559
5.00%, 10/20/2039 74,670 74,374
Pool# 737727
4.00%, 12/20/2040 298,086 279,390
Pool# 737730
4.00%, 12/20/2040 88,322 82,784
Pool# 4923
4.50%, 1/20/2041 51,246 49,759
Pool# 4978
4.50%, 3/20/2041 7,191 6,982
Pool# 5017
4.50%, 4/20/2041 74,027 71,879
Pool# 5082
4.50%, 6/20/2041 132,637 128,055
Pool# 675523
3.50%, 3/20/2042 118,141 106,326
Pool# MA0462
3.50%, 10/20/2042 193,035 176,581
Pool# MA0625
3.50%, 12/20/2042 147,203 134,663
Pool# MA0698
3.00%, 1/20/2043 124,748 111,184
Pool# AF1001
3.50%, 6/20/2043 96,778 87,211
Pool# AJ9335
3.50%, 10/20/2044 7,123 6,378
Pool# MA2754
3.50%, 4/20/2045 71,066 64,630
Pool# MA2824
2.50%, 5/20/2045 108,564 92,528
Pool# MA2825
3.00%, 5/20/2045 147,315 130,758
Pool# MA2891
3.00%, 6/20/2045 388,663 344,597
Pool# MA2892
3.50%, 6/20/2045 32,379 29,436
Pool# MA2960
3.00%, 7/20/2045 128,186 113,783
Pool# MA3172
3.00%, 10/20/2045 45,546 40,418
Pool# MA3173
3.50%, 10/20/2045 2,785 2,529
Pool# MA3243
3.00%, 11/20/2045 40,970 36,328
Pool# MA3244
3.50%, 11/20/2045 52,920 48,043
Pool# 784098
3.00%, 12/20/2045 214,329 189,908
Pool# 784119
3.00%, 2/20/2046 170,088 150,646
Pool# MA3520
3.00%, 3/20/2046 142,402 126,073
Pool# MA3521
3.50%, 3/20/2046 119,894 109,135
Pool# MA3735
3.00%, 6/20/2046 136,467 120,604
Pool# MA3876
4.50%, 8/20/2046 4,692 4,533
Pool# MA3939
4.50%, 9/20/2046 2,794 2,659

Nationwide Bond Index Fund - January 31, 2025 (Unaudited) - Statement of Investments - 31
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA4125
2.50%, 12/20/2046 40,133 34,203
Pool# MA4126
3.00%, 12/20/2046 476,572 420,723
Pool# MA4194
2.50%, 1/20/2047 102,638 87,476
Pool# MA4196
3.50%, 1/20/2047 13,800 12,502
Pool# MA4264
4.50%, 2/20/2047 5,073 4,882
Pool# MA4321
3.50%, 3/20/2047 177,198 160,529
Pool# AZ1974
3.50%, 4/20/2047 72,111 65,194
Pool# MA4384
4.50%, 4/20/2047 4,243 4,078
Pool# MA4512
4.50%, 6/20/2047 12,383 11,901
Pool# MA4652
3.50%, 8/20/2047 49,512 44,800
Pool# MA4836
3.00%, 11/20/2047 76,731 67,638
Pool# 784421
3.50%, 12/20/2047 175,140 160,354
Pool# MA4900
3.50%, 12/20/2047 108,314 97,923
Pool# MA4962
3.50%, 1/20/2048 3,396 3,077
Pool# 784480
3.50%, 4/20/2048 40,888 37,129
Pool# 784481
3.50%, 4/20/2048 7,967 7,213
Pool# MA5331
4.50%, 7/20/2048 32,632 31,294
Pool# MA5465
3.50%, 9/20/2048 12,573 11,377
Pool# BK2856
4.50%, 12/20/2048 4,168 3,949
Pool# MA5818
4.50%, 3/20/2049 625,544 599,672
Pool# MA6092
4.50%, 8/20/2049 19,378 18,479
Pool# MA6764
2.00%, 7/20/2050 50,056 40,214
Pool# BW4732
2.50%, 8/20/2050 318,408 261,335
Pool# BW6206
2.50%, 8/20/2050 303,339 248,967
Pool# BW4741
2.50%, 9/20/2050 324,956 266,710
Pool# MA7051
2.00%, 12/20/2050 314,170 252,031
Pool# MA7311
2.00%, 4/20/2051 1,406,928 1,127,555
Pool# MA7472
2.50%, 7/20/2051 549,524 459,785
Pool# MA7936
2.50%, 3/20/2052 1,103,494 923,291
Pool# MA8197
2.50%, 8/20/2052 550,939 461,013
Pool# MA8201
4.50%, 8/20/2052 63,253 59,942
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA8491
5.50%, 12/20/2052 99,532 99,056
Pool# MA8800
5.00%, 4/20/2053 410,714 399,973
Pool# MA8948
5.50%, 6/20/2053 165,637 164,881
Pool# 786798
5.50%, 7/20/2053 59,388 59,489
Pool# MA9172
6.00%, 9/20/2053 98,159 99,418
Pool# MA9242
6.00%, 10/20/2053 151,984 153,905
Pool# MA9852
6.00%, 8/20/2054 103,643 104,626
Pool# MA9853
6.50%, 8/20/2054 24,635 25,128
GNMA TBA
2.00%, 2/15/2055 575,000 460,449
3.00%, 2/15/2055 75,000 65,264
5.00%, 2/15/2055 550,000 534,445
5.50%, 2/15/2055 950,000 943,172
6.00%, 2/15/2055 650,000 655,484
6.50%, 2/15/2055 475,000 484,003
Total Mortgage-Backed Securities
(cost $71,667,045)
63,298,601
Municipal Bonds 0.6%
California 0.1%
Bay Area Toll Authority,
RB, Series S-3, 6.91%,
10/1/2050 25,000 28,457
Los Angeles Department of
Water & Power, RB, Series
D, 6.57%, 7/1/2045 50,000 51,496
Regents of the University of
California Medical Center,
RB, Series N, 3.01%,
5/15/2050 115,000 75,055
State of California,
GO, 7.63%, 3/1/2040 100,000 116,975
271,983
Georgia 0.0%
†
Municipal Electric Authority
of Georgia, RB, Series A,
6.66%, 4/1/2057 44,000 47,214
Illinois 0.0%
†
Chicago O'Hare International
Airport, RB, Series C,
4.57%, 1/1/2054 35,000 30,607
State of Illinois, GO, 5.10%,
6/1/2033 80,000 79,020
109,627

32 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Bond Index Fund
Municipal Bonds
Principal
Amount ($) Value ($)
Louisiana 0.0%
†
Louisiana Local Government
Environmental Facilities &
Community Development
Authority, RB, 5.20%,
12/1/2039 60,000 58,611
Nebraska 0.0%
†
University of Nebraska
Facilities Corp. (The), RB,
Series A, 3.04%, 10/1/2049 55,000 38,816
New Jersey 0.1%
New Jersey Economic
Development Authority,
RB, 7.43%, 2/15/2029 150,000 158,571
New Jersey Turnpike
Authority, RB, Series F,
7.41%, 1/1/2040 115,000 134,332
292,903
New York 0.1%
New York City Municipal
Water Finance Authority,
RB, Series CC, 5.88%,
6/15/2044 25,000 25,119
New York City Transitional
Finance Authority, RB,
Series B-1, 5.57%,
11/1/2038 100,000 99,678
Port Authority of New York
& New Jersey, RB, Series
159, 6.04%, 12/1/2029 100,000 105,956
230,753
Ohio 0.1%
JobsOhio Beverage System,
RB, Series B, 4.53%,
1/1/2035 100,000 97,062
Ohio State University (The),
RB, Series C, 4.91%,
6/1/2040 100,000 94,407
191,469
Texas 0.2%
Dallas Fort Worth International
Airport, RB, Series A,
2.99%, 11/1/2038 50,000 41,520
Dallas Independent School
District, GO, Series C,
6.45%, 2/15/2035 150,000 151,509
Grand Parkway Transportation
Corp., RB, Series B, 3.24%,
10/1/2052 25,000 17,191
State of Texas, GO, Series A,
5.52%, 4/1/2039 50,000 50,442
Texas Department of
Transportation State
Highway Fund, RB, 5.18%,
4/1/2030 100,000 101,097
Municipal Bonds
Principal
Amount ($) Value ($)
Texas
Texas Natural Gas
Securitization Finance Corp.
Series A-1, 5.10%,
4/1/2035 13,904 13,984
Series A-2, 5.17%,
4/1/2041 15,000 14,816
390,559
Wisconsin 0.0%
†
State of Wisconsin, RB, Series
C, 3.15%, 5/1/2027 20,000 19,480
Total Municipal Bonds
(cost $1,807,328)
1,651,415
Supranational 1.2%
African Development Bank,
4.38%, 3/14/2028 200,000 200,224
Asian Development Bank
2.50%, 11/2/2027 250,000 238,390
2.75%, 1/19/2028 200,000 191,341
4.50%, 8/25/2028 210,000 211,056
3.13%, 9/26/2028 75,000 72,002
Asian Infrastructure
Investment Bank (The),
4.00%, 1/18/2028 100,000 99,126
Corp. Andina de Fomento,
5.00%, 1/24/2029 50,000 50,364
European Bank for
Reconstruction &
Development, 4.13%,
1/25/2029 150,000 148,499
European Investment Bank
0.38%, 3/26/2026 50,000 47,829
4.50%, 10/16/2028 50,000 50,249
3.75%, 11/15/2029 50,000 48,596
3.63%, 7/15/2030 80,000 76,976
3.75%, 2/14/2033(b) 200,000 189,289
4.13%, 2/13/2034(b) 100,000 96,158
Inter-American Development
Bank
4.00%, 1/12/2028 300,000 297,364
1.13%, 1/13/2031 50,000 41,288
3.50%, 4/12/2033 200,000 185,035
Inter-American Investment
Corp., 4.25%, 2/14/2029 80,000 79,316
International Bank for
Reconstruction &
Development
4.75%, 4/10/2026 40,000 40,195
4.63%, 8/1/2028 210,000 211,869
1.75%, 10/23/2029 250,000 221,919
4.00%, 1/10/2031 75,000 73,038
3.88%, 8/28/2034 75,000 70,548
Total Supranational
(cost $3,036,881)
2,940,671

Nationwide Bond Index Fund - January 31, 2025 (Unaudited) - Statement of Investments - 33
U.S. Government Agency Securities 0.6%
Principal
Amount ($) Value ($)
FHLB, 5.50%, 7/15/2036 200,000 212,868
FHLMC
0.38%, 7/21/2025 65,000 63,848
6.75%, 3/15/2031 200,000 224,125
6.25%, 7/15/2032 165,000 183,233
FNMA
0.50%, 6/17/2025 500,000 492,893
6.25%, 5/15/2029 100,000 107,526
7.25%, 5/15/2030 200,000 226,815
0.88%, 8/5/2030 80,000 66,469
Tennessee Valley Authority,
4.88%, 1/15/2048 100,000 95,550
Total U.S. Government Agency Securities
(cost $1,738,148)
1,673,327
U.S. Treasury Obligations 44.0%
U.S. Treasury Bond
4.63%, 11/15/2044 250,000 242,695
4.50%, 11/15/2054 320,000 304,800
U.S. Treasury Bonds
6.00%, 2/15/2026 444,500 452,643
5.50%, 8/15/2028 (b) 300,000 312,773
5.25%, 11/15/2028 (b) 100,000 103,281
4.50%, 2/15/2036 (b) 400,000 401,266
4.75%, 2/15/2037 200,000 203,914
4.50%, 5/15/2038 (b) 500,000 494,160
4.50%, 8/15/2039 185,000 180,816
4.38%, 11/15/2039 480,000 462,094
1.13%, 5/15/2040 500,000 302,617
1.38%, 11/15/2040 200,000 124,438
1.88%, 2/15/2041 500,000 336,895
1.75%, 8/15/2041 500,000 325,586
3.75%, 8/15/2041 150,000 132,457
2.00%, 11/15/2041 550,000 371,357
3.13%, 11/15/2041 300,000 242,391
2.38%, 2/15/2042 600,000 429,117
3.13%, 2/15/2042 80,000 64,387
3.25%, 5/15/2042 300,000 244,875
2.75%, 8/15/2042 500,000 376,973
3.38%, 8/15/2042 300,000 248,637
2.75%, 11/15/2042 250,000 187,529
4.00%, 11/15/2042 200,000 180,461
3.13%, 2/15/2043 650,000 515,049
3.88%, 2/15/2043 692,000 612,528
2.88%, 5/15/2043 700,000 531,891
3.88%, 5/15/2043 400,000 353,234
3.63%, 8/15/2043 500,000 424,941
4.38%, 8/15/2043 200,000 188,766
3.75%, 11/15/2043 250,000 215,771
4.75%, 11/15/2043 200,000 198,023
3.63%, 2/15/2044 300,000 253,852
4.50%, 2/15/2044 45,000 43,051
4.63%, 5/15/2044 150,000 145,758
3.13%, 8/15/2044 400,000 311,719
3.00%, 11/15/2044 350,000 266,615
3.00%, 5/15/2045 (b) 400,000 303,312
2.50%, 2/15/2046 400,000 274,656
2.50%, 5/15/2046 400,000 273,484
2.25%, 8/15/2046 300,000 194,520
2.88%, 11/15/2046 275,000 200,524
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Bonds
3.00%, 2/15/2047 400,000 297,531
3.00%, 5/15/2047 400,000 296,750
2.75%, 8/15/2047 350,000 247,010
3.00%, 2/15/2048 500,000 368,008
3.13%, 5/15/2048 200,000 150,297
3.00%, 8/15/2048 350,000 256,471
3.38%, 11/15/2048 500,000 391,934
2.88%, 5/15/2049 400,000 284,250
2.25%, 8/15/2049 300,000 186,270
2.38%, 11/15/2049 350,000 222,934
2.00%, 2/15/2050 500,000 290,938
1.38%, 8/15/2050 200,000 97,609
1.63%, 11/15/2050 250,000 130,508
1.88%, 2/15/2051 550,000 306,410
2.38%, 5/15/2051 900,000 566,332
2.00%, 8/15/2051 700,000 400,449
1.88%, 11/15/2051 630,000 347,804
2.25%, 2/15/2052 800,000 485,281
2.88%, 5/15/2052 640,000 447,525
3.00%, 8/15/2052 600,000 430,500
4.00%, 11/15/2052 750,000 652,910
3.63%, 2/15/2053 950,000 772,580
3.63%, 5/15/2053 800,000 650,750
4.13%, 8/15/2053 700,000 623,438
4.75%, 11/15/2053 700,000 691,797
4.25%, 2/15/2054 600,000 546,469
4.63%, 5/15/2054 750,000 727,734
4.25%, 8/15/2054 290,000 264,398
U.S. Treasury Notes
0.38%, 1/31/2026 600,000 577,537
2.63%, 1/31/2026 750,000 738,157
1.63%, 2/15/2026 (b) 400,000 389,416
4.00%, 2/15/2026 500,000 498,691
4.63%, 3/15/2026 400,000 401,641
0.75%, 3/31/2026 (b) 500,000 480,547
3.75%, 4/15/2026 500,000 497,188
4.88%, 4/30/2026 900,000 906,820
4.13%, 6/15/2026 800,000 799,031
0.63%, 7/31/2026 1,000,000 948,711
1.50%, 8/15/2026 400,000 384,016
0.75%, 8/31/2026 1,000,000 947,734
1.38%, 8/31/2026 1,000,000 957,305
3.75%, 8/31/2026 1,121,000 1,113,118
4.63%, 9/15/2026 600,000 603,773
1.63%, 9/30/2026 500,000 479,570
3.50%, 9/30/2026 1,000,000 988,750
4.63%, 10/15/2026 3,000,000 3,019,453
1.63%, 10/31/2026 1,000,000 957,031
4.13%, 10/31/2026 500,000 499,238
2.00%, 11/15/2026 400,000 384,922
4.25%, 11/30/2026 2,000,000 2,001,172
1.25%, 12/31/2026 700,000 662,430
4.25%, 12/31/2026 (b) 1,563,000 1,564,038
4.00%, 1/15/2027 1,000,000 996,016
1.50%, 1/31/2027 800,000 758,969
4.13%, 1/31/2027 283,000 282,580
2.25%, 2/15/2027 400,000 384,844
4.13%, 2/15/2027 500,000 499,102
1.13%, 2/28/2027 200,000 187,906
1.88%, 2/28/2027 700,000 667,734
0.63%, 3/31/2027 500,000 463,457
2.50%, 3/31/2027 600,000 579,164

34 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Bond Index Fund
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
4.50%, 4/15/2027 (b) 400,000 402,344
0.50%, 4/30/2027 300,000 276,445
2.75%, 4/30/2027 450,000 436,078
2.38%, 5/15/2027 500,000 480,078
2.63%, 5/31/2027 700,000 675,500
2.75%, 7/31/2027 300,000 289,617
2.25%, 8/15/2027 500,000 476,582
0.50%, 8/31/2027 500,000 455,039
3.13%, 8/31/2027 700,000 681,297
0.38%, 9/30/2027 500,000 452,090
3.88%, 10/15/2027 500,000 495,469
0.50%, 10/31/2027 500,000 452,129
2.25%, 11/15/2027 870,000 825,073
4.13%, 11/15/2027 800,000 797,687
0.63%, 11/30/2027 250,000 226,201
3.88%, 11/30/2027 430,000 425,885
0.63%, 12/31/2027 500,000 450,977
3.88%, 12/31/2027 800,000 792,313
4.25%, 1/15/2028 758,000 758,178
0.75%, 1/31/2028 500,000 451,406
3.50%, 1/31/2028 1,300,000 1,273,340
2.75%, 2/15/2028 1,000,000 957,539
1.13%, 2/29/2028 700,000 637,820
4.00%, 2/29/2028 300,000 297,867
1.25%, 3/31/2028 500,000 456,074
3.63%, 3/31/2028 600,000 588,984
1.25%, 4/30/2028 700,000 636,809
3.50%, 4/30/2028 417,000 407,438
2.88%, 5/15/2028 1,000,000 957,734
1.25%, 5/31/2028 700,000 635,195
3.63%, 5/31/2028 350,000 343,055
1.25%, 6/30/2028 700,000 633,500
4.00%, 6/30/2028 (b) 750,000 743,730
1.00%, 7/31/2028 1,000,000 894,609
4.13%, 7/31/2028 700,000 696,637
2.88%, 8/15/2028 1,000,000 954,141
4.38%, 8/31/2028 400,000 401,125
1.25%, 9/30/2028 500,000 448,906
4.63%, 9/30/2028 500,000 505,586
1.38%, 10/31/2028 500,000 450,000
4.88%, 10/31/2028 300,000 305,930
1.50%, 11/30/2028 500,000 451,055
3.75%, 12/31/2028 700,000 686,055
1.75%, 1/31/2029 500,000 453,477
4.00%, 1/31/2029 400,000 395,516
2.63%, 2/15/2029 457,000 428,723
2.38%, 3/31/2029 400,000 370,609
4.13%, 3/31/2029 800,000 794,063
2.88%, 4/30/2029 350,000 330,572
4.63%, 4/30/2029 (b) 400,000 404,672
2.38%, 5/15/2029 100,000 92,480
2.75%, 5/31/2029 300,000 281,590
4.50%, 5/31/2029 500,000 503,477
3.25%, 6/30/2029 400,000 382,813
4.25%, 6/30/2029 600,000 598,148
2.63%, 7/31/2029 300,000 279,352
4.00%, 7/31/2029 600,000 592,125
1.63%, 8/15/2029 200,000 178,281
3.13%, 8/31/2029 400,000 380,047
3.88%, 9/30/2029 300,000 294,164
4.00%, 10/31/2029 1,300,000 1,281,160
4.13%, 10/31/2029 211,000 209,129
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
1.75%, 11/15/2029 250,000 222,803
3.88%, 11/30/2029 250,000 244,922
4.13%, 11/30/2029 700,000 693,875
3.88%, 12/31/2029 700,000 685,563
4.38%, 12/31/2029 (b) 483,000 483,868
3.50%, 1/31/2030 650,000 625,523
4.25%, 1/31/2030 1,248,000 1,243,515
1.50%, 2/15/2030 700,000 610,859
4.00%, 2/28/2030 350,000 344,531
3.63%, 3/31/2030 400,000 386,594
3.50%, 4/30/2030 700,000 672,000
0.63%, 5/15/2030 700,000 577,664
3.75%, 5/31/2030 300,000 291,270
4.00%, 7/31/2030 550,000 539,945
0.63%, 8/15/2030 950,000 776,143
4.13%, 8/31/2030 400,000 394,828
4.63%, 9/30/2030 (b) 500,000 505,820
4.88%, 10/31/2030 800,000 819,375
0.88%, 11/15/2030 800,000 658,156
4.38%, 11/30/2030 200,000 199,742
3.75%, 12/31/2030 400,000 386,469
1.13%, 2/15/2031 800,000 663,406
4.25%, 2/28/2031 600,000 594,820
4.13%, 3/31/2031 500,000 492,109
4.63%, 4/30/2031 400,000 404,359
1.63%, 5/15/2031 900,000 763,172
4.63%, 5/31/2031 300,000 303,223
4.25%, 6/30/2031 400,000 396,063
4.13%, 7/31/2031 500,000 491,406
1.25%, 8/15/2031 900,000 738,668
3.63%, 9/30/2031 500,000 476,719
1.38%, 11/15/2031 1,350,000 1,108,898
4.13%, 11/30/2031 600,000 588,750
4.38%, 1/31/2032 263,000 261,932
1.88%, 2/15/2032 800,000 676,406
2.88%, 5/15/2032 1,000,000 902,109
2.75%, 8/15/2032 1,100,000 979,945
4.13%, 11/15/2032 500,000 488,965
3.50%, 2/15/2033 1,050,000 980,109
3.38%, 5/15/2033 1,000,000 922,344
3.88%, 8/15/2033 900,000 859,676
4.50%, 11/15/2033 900,000 898,770
4.00%, 2/15/2034 1,160,000 1,114,506
4.38%, 5/15/2034 1,300,000 1,284,156
3.88%, 8/15/2034 1,250,000 1,185,742
4.25%, 11/15/2034 1,000,000 976,719
Total U.S. Treasury Obligations
(cost $120,748,738)
111,619,156

Nationwide Bond Index Fund - January 31, 2025 (Unaudited) - Statement of Investments - 35
Repurchase Agreements 1.6%
Principal
Amount ($) Value ($)
CF Secured, LLC
4.33%, dated 1/31/2025,
due 2/3/2025, repurchase
price $983,048,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.50%, maturing
2/28/2025 - 11/15/2054;
total market value
$1,002,708. (f) 982,693 982,693
Santander US Capital
Markets
4.31%, dated 1/31/2025,
due 2/3/2025, repurchase
price $2,000,719,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.25% - 4.63%, maturing
3/15/2025 - 2/15/2050;
total market value
$2,040,733. (f) 2,000,000 2,000,000
Societe Generale
4.32%, dated 1/31/2025,
due 2/3/2025, repurchase
price $1,000,360,
collateralized by U.S.
Government Treasury
Securities, ranging from
4.13% - 4.75%, maturing
8/15/2053 - 5/15/2054;
total market value
$1,020,000. (f) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $3,982,693)
3,982,693
Total Investments
(cost $278,211,799) — 100.4%
254,581,450
Liabilities in excess of other
assets — (0.4)% (1,117,262)
NET ASSETS — 100.0%
$ 253,464,188
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of January 31,
2025.
(b) The security or a portion of this security is on loan as of
January 31, 2025. The total value of securities on loan as of
January 31, 2025 was $11,746,631, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $3,982,693 and by $8,120,756 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 5.00%, and maturity
dates ranging from 2/20/2025 – 8/15/2054, a total value of
$12,103,449.
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of January 31, 2025.
(d) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of January 31, 2025
was $333,431 which represents 0.13% of net assets.
(e) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of January 31, 2025.
(f) Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of
securities purchased with cash collateral as of January 31,
2025 was $3,982,693.
ACES Alternative Credit Enhancement Services
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities

36 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Bond Index Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Nationwide Bond Index Fund - January 31, 2025 (Unaudited) - Statement of Investments - 37
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 990,753 $ – $ 990,753
Commercial Mortgage-Backed Securities – 3,692,494 – 3,692,494
Corporate Bonds – 61,004,033 – 61,004,033
Foreign Government Securities – 3,728,307 – 3,728,307
Mortgage-Backed Securities – 63,298,601 – 63,298,601
Municipal Bonds – 1,651,415 – 1,651,415
Repurchase Agreements – 3,982,693 – 3,982,693
Supranational – 2,940,671 – 2,940,671
U.S. Government Agency Securities – 1,673,327 – 1,673,327
U.S. Treasury Obligations – 111,619,156 – 111,619,156
Total $ – $ 254,581,450 $ – $ 254,581,450
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

38 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide International Index Fund
Common Stocks 99.2%
Shares Value ($)
AUSTRALIA 7.3%
Banks 2.2%
ANZ Group Holdings Ltd. 143,878 2,728,409
Commonwealth Bank of
Australia 81,335 8,076,532
National Australia Bank Ltd. 149,335 3,709,142
Westpac Banking Corp. 166,913 3,485,707
17,999,790
Beverages 0.0%
†
Treasury Wine Estates Ltd. 41,621 279,025
Broadline Retail 0.3%
Wesfarmers Ltd. 54,739 2,594,212
Capital Markets 0.4%
ASX Ltd. 8,997 353,768
Macquarie Group Ltd. 17,730 2,647,077
3,000,845
Chemicals 0.0%
†
Orica Ltd. 24,980 273,641
Commercial Services & Supplies 0.1%
Brambles Ltd. 68,206 837,325
Consumer Staples Distribution & Retail 0.2%
Coles Group Ltd. 65,378 789,997
Endeavour Group Ltd. 78,085 204,848
Woolworths Group Ltd. 58,438 1,104,302
2,099,147
Diversified REITs 0.1%
GPT Group (The) 98,256 281,129
Mirvac Group 202,395 246,335
Stockland 109,626 349,656
877,120
Diversified Telecommunication Services 0.1%
Telstra Group Ltd. 191,308 468,619
Electric Utilities 0.1%
Origin Energy Ltd. 82,219 532,160
Financial Services 0.0%
†
Washington H Soul Pattinson
& Co. Ltd.(a) 12,035 255,135
Gas Utilities 0.0%
†
APA Group 65,827 278,729
Health Care Equipment & Supplies 0.1%
Cochlear Ltd. 3,149 623,613
Health Care Providers & Services 0.1%
Ramsay Health Care Ltd. 8,676 181,315
Sonic Healthcare Ltd. 21,122 373,611
554,926
Health Care Technology 0.1%
Pro Medicus Ltd. 2,864 492,015
Hotels, Restaurants & Leisure 0.2%
Aristocrat Leisure Ltd. 28,075 1,314,598
Lottery Corp. Ltd. (The) 101,525 317,758
1,632,356
Industrial REITs 0.2%
Goodman Group 83,911 1,904,330
Insurance 0.3%
Insurance Australia Group
Ltd. 114,363 653,358
Medibank Pvt Ltd. 141,261 350,334
QBE Insurance Group Ltd. 73,974 961,383
Common Stocks
Shares Value ($)
AUSTRALIA
Insurance
Suncorp Group Ltd. 62,004 798,677
2,763,752
Interactive Media & Services 0.1%
CAR Group Ltd. 18,378 460,268
REA Group Ltd.(a) 2,448 377,638
SEEK Ltd. 18,302 259,571
1,097,477
Metals & Mining 1.9%
BHP Group Ltd. 245,969 6,053,750
BlueScope Steel Ltd. 22,568 297,216
Fortescue Ltd. 83,464 977,322
Glencore plc 498,261 2,163,072
Mineral Resources Ltd. 8,886 193,031
Northern Star Resources Ltd. 55,380 591,378
Rio Tinto Ltd. 17,872 1,303,194
Rio Tinto plc 54,710 3,303,085
South32 Ltd. 213,882 445,765
15,327,813
Oil, Gas & Consumable Fuels 0.2%
Santos Ltd. 157,158 683,532
Woodside Energy Group Ltd. 91,546 1,391,914
2,075,446
Passenger Airlines 0.0%
†
Qantas Airways Ltd.* 33,977 198,212
Professional Services 0.1%
Computershare Ltd. 25,313 552,767
Retail REITs 0.1%
Scentre Group 249,348 567,519
Vicinity Ltd. 198,475 271,521
839,040
Software 0.1%
WiseTech Global Ltd. 8,795 667,815
Trading Companies & Distributors 0.1%
Reece Ltd. 9,851 145,394
SGH Ltd. 10,258 304,594
449,988
Transportation Infrastructure 0.2%
Transurban Group 153,763 1,275,352
59,950,650
AUSTRIA 0.2%
Banks 0.1%
Erste Group Bank AG 16,538 1,019,797
Electric Utilities 0.0%
†
Verbund AG 3,059 235,189
Oil, Gas & Consumable Fuels 0.0%
†
OMV AG 7,700 317,862
Paper & Forest Products 0.1%
Mondi plc 22,641 352,197
1,925,045
BELGIUM 0.7%
Banks 0.1%
KBC Group NV 11,229 862,273
Beverages 0.3%
Anheuser-Busch InBev SA/
NV 43,844 2,156,347

Nationwide International Index Fund - January 31, 2025 (Unaudited) - Statement of Investments - 39
Common Stocks
Shares Value ($)
BELGIUM
Chemicals 0.0%
†
Syensqo SA 3,603 285,348
Distributors 0.0%
†
D'ieteren Group 1,014 170,794
Electric Utilities 0.0%
†
Elia Group SA/NV(a) 1,562 105,574
Financial Services 0.1%
Groupe Bruxelles Lambert
NV 4,105 285,497
Sofina SA 690 171,972
457,469
Food Products 0.0%
†
Lotus Bakeries NV(a) 20 213,536
Industrial REITs 0.0%
†
Warehouses De Pauw CVA 8,602 185,128
Insurance 0.1%
Ageas SA/NV 7,365 379,949
Pharmaceuticals 0.1%
UCB SA 6,210 1,205,097
6,021,515
BRAZIL 0.0%
†
Chemicals 0.0%
†
Yara International ASA 8,417 251,154
BURKINA FASO 0.0%
†
Metals & Mining 0.0%
†
Endeavour Mining plc 8,811 178,357
CHILE 0.1%
Metals & Mining 0.1%
Antofagasta plc 18,365 391,491
CHINA 0.5%
Banks 0.1%
BOC Hong Kong Holdings
Ltd. 177,100 574,390
Broadline Retail 0.3%
Prosus NV 66,010 2,521,190
Food Products 0.0%
†
Wilmar International Ltd. 93,358 213,741
Machinery 0.1%
Yangzijiang Shipbuilding
Holdings Ltd. 128,000 286,873
Marine Transportation 0.0%
†
SITC International Holdings
Co. Ltd. 69,000 164,676
Real Estate Management & Development 0.0%
†
Wharf Holdings Ltd. (The)(a) 62,644 152,894
3,913,764
DENMARK 2.7%
Air Freight & Logistics 0.2%
DSV A/S 9,979 1,975,615
Banks 0.1%
Danske Bank A/S 32,656 975,733
Beverages 0.1%
Carlsberg A/S, Class B 4,900 514,096
Common Stocks
Shares Value ($)
DENMARK
Biotechnology 0.1%
Genmab A/S* 3,035 597,912
Zealand Pharma A/S, Class
A* 2,882 292,758
890,670
Building Products 0.0%
†
ROCKWOOL A/S, Class B 480 170,244
Chemicals 0.1%
Novonesis (Novozymes) B,
Class B 17,371 991,978
Electrical Equipment 0.1%
Vestas Wind Systems A/S* 48,933 667,928
Health Care Equipment & Supplies 0.1%
Coloplast A/S, Class B 6,115 702,634
Demant A/S* 4,000 160,053
862,687
Independent Power and Renewable Electricity Producers
0.0%
†
Orsted A/S Reg. S*(b) 8,334 320,170
Insurance 0.1%
Tryg A/S 17,389 351,742
Marine Transportation 0.1%
AP Moller - Maersk A/S,
Class A 131 189,141
AP Moller - Maersk A/S,
Class B 234 345,743
534,884
Pharmaceuticals 1.6%
Novo Nordisk A/S, Class B 156,520 13,213,306
Textiles, Apparel & Luxury Goods 0.1%
Pandora A/S 3,976 768,922
22,237,975
FINLAND 1.0%
Banks 0.2%
Nordea Bank Abp 152,777 1,811,571
Communications Equipment 0.2%
Nokia OYJ 255,276 1,196,904
Consumer Staples Distribution & Retail 0.0%
†
Kesko OYJ, Class B(a) 13,801 264,514
Diversified Telecommunication Services 0.0%
†
Elisa OYJ 6,895 296,610
Electric Utilities 0.1%
Fortum OYJ(a) 21,431 311,411
Insurance 0.1%
Sampo OYJ, Class A(a) 23,541 969,026
Machinery 0.2%
Kone OYJ, Class B 16,659 860,547
Metso Oyj (a) 31,890 315,269
Wartsila OYJ Abp 25,799 485,318
1,661,134
Oil, Gas & Consumable Fuels 0.0%
†
Neste OYJ(a) 20,430 257,540
Paper & Forest Products 0.1%
Stora Enso OYJ, Class R(a) 29,858 329,120

40 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
FINLAND
Paper & Forest Products
UPM- Kymmene OYJ 25,849 758,935
1,088,055
Pharmaceuticals 0.1%
Orion OYJ, Class B 5,525 298,935
8,155,700
FRANCE 9.5%
Aerospace & Defense 1.3%
Airbus SE 28,949 5,002,525
Dassault Aviation SA 959 216,481
Safran SA 17,711 4,400,482
Thales SA 4,593 743,186
10,362,674
Automobile Components 0.1%
Cie Generale des
Etablissements Michelin
SCA 31,877 1,105,224
Automobiles 0.1%
Renault SA 9,066 466,558
Banks 0.6%
BNP Paribas SA 49,374 3,364,948
Credit Agricole SA 51,407 774,417
Societe Generale SA 34,324 1,110,912
5,250,277
Beverages 0.1%
Pernod Ricard SA 9,672 1,098,198
Building Products 0.3%
Cie de Saint-Gobain SA 22,132 2,067,387
Capital Markets 0.0%
†
Amundi SA Reg. S(b) 2,794 196,193
Chemicals 0.6%
Air Liquide SA 28,102 4,899,956
Arkema SA 2,678 213,447
5,113,403
Construction & Engineering 0.4%
Bouygues SA 9,398 297,893
Eiffage SA 3,770 336,693
Vinci SA 24,506 2,644,245
3,278,831
Consumer Staples Distribution & Retail 0.1%
Carrefour SA 24,846 352,607
Diversified REITs 0.0%
†
Covivio SA 2,660 140,944
Diversified Telecommunication Services 0.1%
Orange SA 91,730 985,441
Electrical Equipment 0.2%
Legrand SA 12,593 1,289,372
Entertainment 0.0%
†
Bollore SE 34,707 204,748
Financial Services 0.1%
Edenred SE 11,599 399,272
Eurazeo SE 1,766 145,354
544,626
Food Products 0.3%
Danone SA 31,528 2,205,926
Health Care Equipment & Supplies 0.5%
BioMerieux 1,821 220,976
Common Stocks
Shares Value ($)
FRANCE
Health Care Equipment & Supplies
EssilorLuxottica SA 14,445 3,972,354
4,193,330
Hotels, Restaurants & Leisure 0.1%
Accor SA 9,188 473,500
La Francaise des Jeux SACA
Reg. S(b) 4,610 175,255
Sodexo SA 4,519 333,642
982,397
Household Durables 0.0%
†
SEB SA 1,107 104,133
Insurance 0.4%
AXA SA 85,391 3,238,666
IT Services 0.2%
Capgemini SE 7,699 1,403,293
Life Sciences Tools & Services 0.0%
†
Sartorius Stedim Biotech 1,498 344,320
Machinery 0.0%
†
Alstom SA* 15,928 314,571
Media 0.2%
Publicis Groupe SA 11,351 1,203,216
Multi-Utilities 0.3%
Engie SA 90,499 1,492,149
Veolia Environnement SA 33,961 967,880
2,460,029
Office REITs 0.0%
†
Gecina SA 2,115 206,120
Oil, Gas & Consumable Fuels 0.7%
TotalEnergies SE 104,604 6,076,014
Personal Care Products 0.5%
L'Oreal SA 11,679 4,311,310
Pharmaceuticals 0.0%
†
Ipsen SA 1,765 217,931
Professional Services 0.1%
Bureau Veritas SA 15,007 468,779
Teleperformance SE 2,790 260,687
729,466
Retail REITs 0.1%
Klepierre SA 11,035 327,754
Unibail - Rodamco -Westfield 5,549 463,630
791,384
Software 0.2%
Dassault Systemes SE 33,170 1,290,475
Textiles, Apparel & Luxury Goods 1.8%
Hermes International SCA 1,540 4,311,297
Kering SA 3,657 948,013
LVMH Moet Hennessy Louis
Vuitton SE 13,369 9,632,569
14,891,879
Trading Companies & Distributors 0.0%
†
Rexel SA 11,608 307,244
Transportation Infrastructure 0.1%
Aeroports de Paris SA 1,777 202,449
Getlink SE 14,949 239,496
441,945
78,170,132

Nationwide International Index Fund - January 31, 2025 (Unaudited) - Statement of Investments - 41
Common Stocks
Shares Value ($)
GERMANY 9.5%
Aerospace & Defense 0.3%
MTU Aero Engines AG 2,643 906,030
Rheinmetall AG 2,101 1,646,153
2,552,183
Air Freight & Logistics 0.2%
Deutsche Post AG 49,555 1,788,310
Automobile Components 0.1%
Continental AG 5,615 400,011
Automobiles 0.6%
Bayerische Motoren Werke
AG 13,887 1,134,409
Bayerische Motoren Werke
AG (Preference) 2,420 184,765
Dr Ing hc F Porsche AG
(Preference) Reg. S(b) 5,207 332,960
Mercedes-Benz Group AG 36,554 2,234,947
Porsche Automobil Holding
SE (Preference) 7,352 291,227
Volkswagen AG (Preference) 10,129 1,038,183
5,216,491
Banks 0.1%
Commerzbank AG(a) 44,821 869,156
Capital Markets 0.5%
Deutsche Bank AG
(Registered) 91,769 1,802,189
Deutsche Boerse AG 9,198 2,273,112
4,075,301
Chemicals 0.4%
BASF SE 43,493 2,101,197
Covestro AG* 8,899 546,372
Evonik Industries AG 11,545 216,927
Symrise AG, Class A 6,446 659,846
3,524,342
Construction Materials 0.1%
Heidelberg Materials AG 6,702 946,093
Diversified Telecommunication Services 0.7%
Deutsche Telekom AG
(Registered) 170,154 5,706,621
Electrical Equipment 0.2%
Siemens Energy AG* 30,997 1,860,271
Entertainment 0.0%
†
CTS Eventim AG & Co.
KGaA 3,187 312,279
Health Care Equipment & Supplies 0.1%
Carl Zeiss Meditec AG(a) 2,229 136,216
Siemens Healthineers AG
Reg. S(b) 13,723 781,826
918,042
Health Care Providers & Services 0.2%
Fresenius Medical Care AG 10,535 524,967
Fresenius SE & Co. KGaA * 20,505 786,371
1,311,338
Household Products 0.1%
Henkel AG & Co. KGaA 4,810 371,519
Henkel AG & Co. KGaA
(Preference) 8,236 720,128
1,091,647
Common Stocks
Shares Value ($)
GERMANY
Independent Power and Renewable Electricity Producers
0.1%
RWE AG 31,245 968,899
Industrial Conglomerates 1.0%
Siemens AG (Registered) 36,888 7,933,884
Insurance 1.3%
Allianz SE (Registered) 18,979 6,185,434
Hannover Rueck SE 2,941 776,162
Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen (Registered) 6,496 3,519,199
Talanx AG 3,114 265,289
10,746,084
Interactive Media & Services 0.0%
†
Scout24 SE Reg. S(b) 3,847 374,028
IT Services 0.0%
†
Bechtle AG(a) 4,502 151,699
Life Sciences Tools & Services 0.0%
†
Sartorius AG (Preference) 1,270 368,555
Machinery 0.2%
Daimler Truck Holding AG 24,259 1,073,294
GEA Group AG 7,168 379,378
Knorr- Bremse AG 3,644 289,375
Rational AG 229 203,036
1,945,083
Multi-Utilities 0.2%
E.ON SE 107,806 1,277,288
Passenger Airlines 0.0%
†
Deutsche Lufthansa AG
(Registered)(a) 30,689 199,196
Personal Care Products 0.1%
Beiersdorf AG 4,775 638,512
Pharmaceuticals 0.3%
Bayer AG (Registered) 48,427 1,086,432
Merck KGaA 6,357 965,123
2,051,555
Real Estate Management & Development 0.2%
LEG Immobilien SE 3,710 307,225
Vonovia SE 35,300 1,084,128
1,391,353
Semiconductors & Semiconductor Equipment 0.3%
Infineon Technologies AG 62,679 2,077,128
Software 1.8%
Nemetschek SE 2,789 334,121
SAP SE 50,749 14,102,193
14,436,314
Specialty Retail 0.1%
Zalando SE Reg. S*(b) 10,379 387,802
Textiles, Apparel & Luxury Goods 0.3%
adidas AG 7,890 2,083,798
Puma SE 5,415 169,294
2,253,092
Trading Companies & Distributors 0.0%
†
Brenntag SE 5,984 376,747
78,149,304

42 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
HONG KONG 1.7%
Banks 0.1%
Hang Seng Bank Ltd.(a) 38,900 486,821
Capital Markets 0.3%
Futu Holdings Ltd., ADR 2,877 278,062
Hong Kong Exchanges &
Clearing Ltd. 59,000 2,292,062
2,570,124
Diversified Telecommunication Services 0.0%
†
HKT Trust & HKT Ltd. 190,420 234,139
Electric Utilities 0.2%
CK Infrastructure Holdings
Ltd. 28,500 193,902
CLP Holdings Ltd. 79,000 656,629
Power Assets Holdings Ltd. 64,800 418,683
1,269,214
Food Products 0.0%
†
WH Group Ltd. Reg. S(b) 427,743 333,636
Gas Utilities 0.0%
†
Hong Kong & China Gas Co.
Ltd. 519,565 398,219
Ground Transportation 0.0%
†
MTR Corp. Ltd. 79,214 247,889
Industrial Conglomerates 0.1%
Jardine Matheson Holdings
Ltd. 8,200 329,766
Swire Pacific Ltd., Class A 19,000 164,477
494,243
Insurance 0.6%
AIA Group Ltd. 532,600 3,746,246
Prudential plc 128,736 1,076,333
4,822,579
Machinery 0.1%
Techtronic Industries Co. Ltd. 64,500 866,343
Real Estate Management & Development 0.2%
CK Asset Holdings Ltd. 88,886 370,812
Henderson Land
Development Co. Ltd. 70,352 194,142
Hongkong Land Holdings
Ltd. 56,600 246,631
Sino Land Co. Ltd. 182,200 174,681
Sun Hung Kai Properties Ltd. 69,700 624,832
Wharf Real Estate
Investment Co. Ltd. 85,270 211,791
1,822,889
Retail REITs 0.1%
Link REIT 121,401 500,516
14,046,612
IRELAND 0.4%
Banks 0.1%
AIB Group plc 101,850 600,535
Bank of Ireland Group plc 47,795 473,901
1,074,436
Building Products 0.1%
Kingspan Group plc 7,357 510,935
Food Products 0.1%
Kerry Group plc, Class A 7,480 767,046
Common Stocks
Shares Value ($)
IRELAND
Trading Companies & Distributors 0.1%
AerCap Holdings NV 9,539 911,928
3,264,345
ISRAEL 0.8%
Aerospace & Defense 0.1%
Elbit Systems Ltd. 1,323 399,306
Banks 0.3%
Bank Hapoalim BM 62,656 804,289
Bank Leumi Le-Israel BM 71,618 896,577
Israel Discount Bank Ltd.,
Class A 61,310 448,413
Mizrahi Tefahot Bank Ltd. 7,684 365,883
2,515,162
Broadline Retail 0.0%
†
Global-e Online Ltd.* 5,114 306,277
Chemicals 0.0%
†
ICL Group Ltd. 37,188 220,988
IT Services 0.1%
Wix.com Ltd.* 2,528 603,914
Pharmaceuticals 0.1%
Teva Pharmaceutical
Industries Ltd., ADR* 55,568 985,221
Real Estate Management & Development 0.0%
†
Azrieli Group Ltd. 1,994 165,402
Software 0.2%
Check Point Software
Technologies Ltd.*(a) 4,322 942,283
Nice Ltd.* 3,116 519,590
1,461,873
6,658,143
ITALY 2.7%
Aerospace & Defense 0.1%
Leonardo SpA 19,273 604,493
Automobiles 0.3%
Ferrari NV 6,180 2,659,623
Banks 1.0%
Banco BPM SpA 65,272 576,043
BPER Banca SpA 49,322 336,972
FinecoBank Banca Fineco
SpA 29,080 553,586
Intesa Sanpaolo SpA 708,676 3,077,035
Mediobanca Banca di
Credito Finanziario SpA 23,001 375,299
UniCredit SpA 71,415 3,283,811
8,202,746
Beverages 0.1%
Coca-Cola HBC AG 10,027 349,347
Davide Campari-Milano
NV(a) 29,150 169,023
518,370
Diversified Telecommunication Services 0.0%
†
Infrastrutture Wireless
Italiane SpA Reg. S(b) 16,869 175,346
Telecom Italia SpA *(a) 391,911 107,802
283,148
Electric Utilities 0.4%
Enel SpA 393,427 2,794,483

Nationwide International Index Fund - January 31, 2025 (Unaudited) - Statement of Investments - 43
Common Stocks
Shares Value ($)
ITALY
Electric Utilities
Terna - Rete Elettrica
Nazionale 72,169 595,465
3,389,948
Electrical Equipment 0.1%
Prysmian SpA 13,864 964,752
Financial Services 0.0%
†
Nexi SpA Reg. S*(a)(b) 25,515 129,791
Gas Utilities 0.1%
Snam SpA (a) 103,433 477,788
Health Care Equipment & Supplies 0.0%
†
DiaSorin SpA 1,150 123,416
Health Care Providers & Services 0.0%
†
Amplifon SpA (a) 5,753 152,993
Insurance 0.3%
Generali 45,351 1,437,584
Poste Italiane SpA Reg. S(b) 23,448 356,029
Unipol Assicurazioni SpA 19,558 265,573
2,059,186
Oil, Gas & Consumable Fuels 0.2%
Eni SpA 111,017 1,564,654
Pharmaceuticals 0.0%
†
Recordati Industria Chimica
e Farmaceutica SpA 4,855 295,923
Textiles, Apparel & Luxury Goods 0.1%
Moncler SpA 11,277 708,810
22,135,641
JAPAN 22.2%
Air Freight & Logistics 0.0%
†
SG Holdings Co. Ltd. 14,900 140,404
Automobile Components 0.4%
Aisin Corp. 27,200 307,575
Bridgestone Corp. 28,100 1,008,274
Denso Corp. 90,800 1,254,518
Sumitomo Electric Industries
Ltd. 34,600 644,753
3,215,120
Automobiles 1.7%
Honda Motor Co. Ltd. 218,900 2,074,170
Isuzu Motors Ltd. 27,600 370,411
Nissan Motor Co. Ltd.(a) 105,200 287,561
Subaru Corp. 28,300 492,443
Suzuki Motor Corp. 76,900 916,188
Toyota Motor Corp. 499,900 9,525,526
Yamaha Motor Co. Ltd. 43,200 360,970
14,027,269
Banks 2.1%
Chiba Bank Ltd. (The)(a) 27,200 231,706
Concordia Financial Group
Ltd. 53,900 313,173
Japan Post Bank Co. Ltd. 70,000 723,473
Mitsubishi UFJ Financial
Group, Inc. 538,784 6,821,488
Mizuho Financial Group, Inc. 116,751 3,212,012
Resona Holdings, Inc. 102,501 760,437
Shizuoka Financial Group,
Inc. 20,100 179,298
Common Stocks
Shares Value ($)
JAPAN
Banks
Sumitomo Mitsui Financial
Group, Inc. 181,415 4,488,748
Sumitomo Mitsui Trust
Group, Inc. 31,652 788,436
17,518,771
Beverages 0.2%
Asahi Group Holdings Ltd. 70,300 761,471
Kirin Holdings Co. Ltd. 36,800 465,226
Suntory Beverage & Food
Ltd. 6,700 208,121
1,434,818
Broadline Retail 0.1%
Pan Pacific International
Holdings Corp. 18,000 500,503
Rakuten Group, Inc.* 77,100 485,730
986,233
Building Products 0.2%
AGC, Inc. 10,020 289,354
Daikin Industries Ltd. 12,700 1,496,379
TOTO Ltd.(a) 6,100 149,233
1,934,966
Capital Markets 0.3%
Daiwa Securities Group, Inc. 62,300 451,960
Japan Exchange Group, Inc. 47,600 503,787
Nomura Holdings, Inc. 147,500 961,351
SBI Holdings, Inc. 13,870 400,416
2,317,514
Chemicals 0.6%
Asahi Kasei Corp. 58,200 394,782
Mitsubishi Chemical Group
Corp. 61,600 314,250
Mitsui Chemicals, Inc.(a) 8,620 189,032
Nippon Paint Holdings Co.
Ltd. 48,600 306,961
Nippon Sanso Holdings
Corp. 8,900 251,900
Nitto Denko Corp. 33,650 595,726
Shin-Etsu Chemical Co. Ltd. 87,300 2,724,581
Toray Industries, Inc. 65,100 451,350
5,228,582
Commercial Services & Supplies 0.2%
Dai Nippon Printing Co. Ltd. 19,800 292,241
Secom Co. Ltd. 20,300 681,810
TOPPAN Holdings, Inc. 12,300 344,904
1,318,955
Construction & Engineering 0.1%
Kajima Corp. 20,300 360,911
Obayashi Corp. 30,200 405,668
Taisei Corp.(a) 7,500 314,641
1,081,220
Consumer Staples Distribution & Retail 0.3%
Aeon Co. Ltd. 31,800 774,112
Kobe Bussan Co. Ltd. 7,900 180,394
MatsukiyoCocokara & Co. 14,500 214,471
Seven & i Holdings Co. Ltd. 107,500 1,705,828
2,874,805
Diversified Telecommunication Services 0.2%
Nippon Telegraph &
Telephone Corp. 1,441,500 1,417,507

44 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
JAPAN
Electric Utilities 0.1%
Chubu Electric Power Co.,
Inc. 29,100 302,911
Kansai Electric Power Co.,
Inc. (The) 47,000 519,837
Tokyo Electric Power Co.
Holdings, Inc.* 78,300 205,474
1,028,222
Electrical Equipment 0.4%
Fuji Electric Co. Ltd. 6,140 292,375
Fujikura Ltd. 12,500 502,977
Mitsubishi Electric Corp. 91,900 1,513,660
Nidec Corp. 40,600 700,652
3,009,664
Electronic Equipment, Instruments & Components 1.0%
Keyence Corp. 9,472 4,085,049
Kyocera Corp. 61,800 637,419
Murata Manufacturing Co.
Ltd. 81,300 1,284,924
Omron Corp. 9,000 296,363
Shimadzu Corp. 10,600 307,708
TDK Corp. 96,300 1,160,120
Yokogawa Electric Corp. 11,700 256,660
8,028,243
Entertainment 0.6%
Capcom Co. Ltd. 17,400 396,865
Konami Group Corp. 4,700 431,585
Nexon Co. Ltd. 17,300 224,862
Nintendo Co. Ltd. 50,300 3,300,710
Toho Co. Ltd. 5,600 252,302
4,606,324
Financial Services 0.2%
Mitsubishi HC Capital, Inc.(a) 41,400 275,585
ORIX Corp. 57,200 1,209,129
1,484,714
Food Products 0.2%
Ajinomoto Co., Inc. 22,900 918,938
Kikkoman Corp. 30,900 322,998
MEIJI Holdings Co. Ltd. 11,196 225,455
Nissin Foods Holdings Co.
Ltd. 10,300 229,796
Yakult Honsha Co. Ltd. 13,000 237,530
1,934,717
Gas Utilities 0.1%
Osaka Gas Co. Ltd. 17,080 335,644
Tokyo Gas Co. Ltd. 16,880 477,561
813,205
Ground Transportation 0.3%
Central Japan Railway Co. 37,500 696,652
East Japan Railway Co. 44,370 791,642
Hankyu Hanshin Holdings,
Inc. 11,200 284,768
Tokyu Corp. 25,650 292,791
West Japan Railway Co. 20,100 370,006
2,435,859
Health Care Equipment & Supplies 0.6%
Hoya Corp. 16,900 2,271,979
Olympus Corp. 57,800 877,863
Sysmex Corp. 23,600 451,436
Terumo Corp. 64,400 1,210,048
4,811,326
Common Stocks
Shares Value ($)
JAPAN
Health Care Technology 0.0%
†
M3, Inc. 22,600 205,678
Hotels, Restaurants & Leisure 0.2%
McDonald's Holdings Co.
Japan Ltd.(a) 3,824 144,348
Oriental Land Co. Ltd. 52,300 1,176,925
Zensho Holdings Co. Ltd. 4,900 270,397
1,591,670
Household Durables 1.0%
Panasonic Holdings Corp. 111,202 1,143,868
Sekisui House Ltd.(a) 28,900 664,862
Sony Group Corp. 302,700 6,675,308
8,484,038
Household Products 0.0%
†
Unicharm Corp. 55,500 435,269
Industrial Conglomerates 0.7%
Hikari Tsushin, Inc. 800 183,272
Hitachi Ltd. 226,000 5,702,153
Sekisui Chemical Co. Ltd. 19,000 315,772
6,201,197
Insurance 1.0%
Dai-ichi Life Holdings, Inc. 44,800 1,224,017
Japan Post Holdings Co. Ltd. 94,600 988,475
Japan Post Insurance Co.
Ltd. 8,800 171,214
MS&AD Insurance Group
Holdings, Inc. 61,765 1,286,401
Sompo Holdings, Inc. 44,175 1,229,768
T&D Holdings, Inc. 25,100 477,484
Tokio Marine Holdings, Inc. 91,100 3,008,804
8,386,163
Interactive Media & Services 0.0%
†
LY Corp. 137,100 400,830
IT Services 0.6%
Fujitsu Ltd. 80,000 1,547,030
NEC Corp. 12,100 1,199,946
Nomura Research Institute
Ltd. 17,954 607,992
NTT Data Group Corp. 30,300 588,113
Obic Co. Ltd. 15,200 452,642
Otsuka Corp. 11,100 250,356
SCSK Corp. 8,400 186,060
TIS, Inc. 10,500 232,015
5,064,154
Leisure Products 0.1%
Bandai Namco Holdings, Inc. 28,547 711,355
Shimano, Inc. 3,600 507,095
1,218,450
Machinery 1.1%
Daifuku Co. Ltd. 14,700 306,091
FANUC Corp. 45,500 1,357,925
Hitachi Construction
Machinery Co. Ltd. 5,600 134,004
Hoshizaki Corp. 4,700 173,897
Komatsu Ltd. 43,400 1,330,670
Kubota Corp. 46,700 584,839
Makita Corp. 10,800 319,936
MINEBEA MITSUMI, Inc. 18,600 299,021
Mitsubishi Heavy Industries
Ltd. 153,900 2,265,619
SMC Corp. 2,800 1,056,145

Nationwide International Index Fund - January 31, 2025 (Unaudited) - Statement of Investments - 45
Common Stocks
Shares Value ($)
JAPAN
Machinery
Toyota Industries Corp. 7,700 642,163
Yaskawa Electric Corp.(a) 10,800 314,008
8,784,318
Marine Transportation 0.2%
Kawasaki Kisen Kaisha Ltd. 17,300 220,304
Mitsui OSK Lines Ltd. 16,500 563,087
Nippon Yusen KK 21,720 681,837
1,465,228
Media 0.0%
†
Dentsu Group, Inc. 10,361 240,466
Metals & Mining 0.2%
JFE Holdings, Inc. 29,500 341,476
Nippon Steel Corp. 44,406 921,995
Sumitomo Metal Mining Co.
Ltd. 12,700 292,595
1,556,066
Office REITs 0.1%
Japan Real Estate
Investment Corp. 300 211,366
Nippon Building Fund, Inc. 393 313,162
524,528
Oil, Gas & Consumable Fuels 0.2%
ENEOS Holdings, Inc. 135,317 681,427
Idemitsu Kosan Co. Ltd.(a) 43,820 292,219
Inpex Corp. 43,700 525,839
1,499,485
Passenger Airlines 0.0%
†
ANA Holdings, Inc. 7,400 138,767
Japan Airlines Co. Ltd. 7,874 129,505
268,272
Personal Care Products 0.1%
Kao Corp. 23,000 914,742
Shiseido Co. Ltd. 20,500 342,607
1,257,349
Pharmaceuticals 1.1%
Astellas Pharma, Inc. 88,900 865,616
Chugai Pharmaceutical Co.
Ltd. 32,400 1,399,616
Daiichi Sankyo Co. Ltd. 84,200 2,314,386
Eisai Co. Ltd. 11,400 338,609
Kyowa Kirin Co. Ltd.(a) 11,200 167,110
Ono Pharmaceutical Co. Ltd. 19,100 198,609
Otsuka Holdings Co. Ltd. 21,800 1,139,070
Shionogi & Co. Ltd. 35,600 523,990
Takeda Pharmaceutical Co.
Ltd. 77,497 2,082,662
9,029,668
Professional Services 0.6%
Recruit Holdings Co. Ltd. 68,300 4,775,012
Real Estate Management & Development 0.5%
Daito Trust Construction Co.
Ltd. 3,000 321,187
Daiwa House Industry Co.
Ltd. 28,700 903,071
Hulic Co. Ltd. 19,100 168,408
Mitsubishi Estate Co. Ltd. 53,600 778,940
Mitsui Fudosan Co. Ltd. 132,100 1,192,636
Sumitomo Realty &
Development Co. Ltd. 14,700 508,006
3,872,248
Common Stocks
Shares Value ($)
JAPAN
Semiconductors & Semiconductor Equipment 1.1%
Advantest Corp. 37,300 2,084,355
Disco Corp. 4,500 1,310,001
Kokusai Electric Corp. 8,400 130,639
Lasertec Corp. 3,700 387,036
Renesas Electronics Corp.* 80,300 1,081,259
SCREEN Holdings Co. Ltd. 4,200 293,334
Tokyo Electron Ltd. 21,700 3,684,246
8,970,870
Software 0.1%
Oracle Corp. Japan 1,700 154,763
Trend Micro, Inc.* 6,500 385,383
540,146
Specialty Retail 0.5%
Fast Retailing Co. Ltd. 9,300 3,041,124
Nitori Holdings Co. Ltd. 4,100 481,642
ZOZO, Inc. 6,800 223,042
3,745,808
Technology Hardware, Storage & Peripherals 0.4%
Brother Industries Ltd. 11,800 207,696
Canon, Inc. 45,000 1,449,330
FUJIFILM Holdings Corp. 55,400 1,223,273
Ricoh Co. Ltd. 24,400 279,545
Seiko Epson Corp. 14,800 267,263
3,427,107
Textiles, Apparel & Luxury Goods 0.1%
Asics Corp. 33,100 739,053
Tobacco 0.2%
Japan Tobacco, Inc. 58,100 1,482,809
Trading Companies & Distributors 1.3%
ITOCHU Corp. 57,400 2,646,206
Marubeni Corp. 67,700 1,012,784
Mitsubishi Corp. 163,900 2,618,547
Mitsui & Co. Ltd. 123,600 2,445,087
MonotaRO Co. Ltd. 11,500 198,693
Sumitomo Corp. 53,400 1,151,796
Toyota Tsusho Corp. 30,300 511,898
10,585,011
Wireless Telecommunication Services 0.9%
KDDI Corp. 75,100 2,505,180
SoftBank Corp. 1,387,800 1,787,538
SoftBank Group Corp. 46,100 2,823,443
7,116,161
183,515,492
JORDAN 0.0%
†
Pharmaceuticals 0.0%
†
Hikma Pharmaceuticals plc 7,545 214,313
LUXEMBOURG 0.1%
Capital Markets 0.0%
†
CVC Capital Partners plc
Reg. S*(b) 10,537 247,615
Life Sciences Tools & Services 0.0%
†
Eurofins Scientific SE 6,667 356,831
Metals & Mining 0.1%
ArcelorMittal SA 22,479 557,752
1,162,198

46 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
MACAU 0.1%
Hotels, Restaurants & Leisure 0.1%
Galaxy Entertainment Group
Ltd. 112,000 478,792
Sands China Ltd.* 124,700 297,972
776,764
NETHERLANDS 4.2%
Banks 0.4%
ABN AMRO Bank NV, CVA
Reg. S(b) 22,625 379,676
ING Groep NV 161,795 2,692,953
3,072,629
Beverages 0.2%
Heineken Holding NV 6,513 391,912
Heineken NV 13,653 948,954
1,340,866
Biotechnology 0.2%
Argenx SE* 2,908 1,915,480
Capital Markets 0.0%
†
Euronext NV Reg. S(b) 3,755 435,554
Chemicals 0.1%
Akzo Nobel NV 8,067 458,212
Consumer Staples Distribution & Retail 0.2%
Koninklijke Ahold Delhaize
NV 46,036 1,630,494
Diversified Telecommunication Services 0.1%
Koninklijke KPN NV 191,882 694,203
Entertainment 0.1%
Universal Music Group NV(a) 39,032 1,087,990
Financial Services 0.3%
Adyen NV Reg. S*(b) 1,054 1,708,798
EXOR NV 5,101 483,944
2,192,742
Food Products 0.0%
†
JDE Peet's NV 6,656 116,008
Health Care Equipment & Supplies 0.1%
Koninklijke Philips NV* 37,994 1,046,044
Insurance 0.2%
Aegon Ltd. 62,426 406,988
ASR Nederland NV 8,041 396,515
NN Group NV 13,038 599,221
1,402,724
Professional Services 0.3%
Randstad NV(a) 5,239 225,959
Wolters Kluwer NV 11,623 2,114,413
2,340,372
Semiconductors & Semiconductor Equipment 2.0%
ASM International NV 2,328 1,338,363
ASML Holding NV 19,420 14,406,496
BE Semiconductor Industries
NV 3,658 471,557
16,216,416
Trading Companies & Distributors 0.0%
†
IMCD NV 2,655 415,347
34,365,081
NEW ZEALAND 0.3%
Electric Utilities 0.0%
†
Mercury NZ Ltd. 30,174 107,479
Common Stocks
Shares Value ($)
NEW ZEALAND
Financial Services 0.0%
†
Infratil Ltd. 45,694 288,749
Health Care Equipment & Supplies 0.1%
Fisher & Paykel Healthcare
Corp. Ltd. 30,025 635,729
Independent Power and Renewable Electricity Producers
0.0%
†
Meridian Energy Ltd. 59,543 198,187
Software 0.1%
Xero Ltd.*(a) 7,084 801,449
Transportation Infrastructure 0.1%
Auckland International
Airport Ltd. 76,304 371,852
2,403,445
NORWAY 0.6%
Aerospace & Defense 0.1%
Kongsberg Gruppen ASA 4,512 535,607
Banks 0.1%
DNB Bank ASA 44,026 936,527
Diversified Telecommunication Services 0.0%
†
Telenor ASA 28,182 344,516
Food Products 0.1%
Mowi ASA 21,607 433,569
Orkla ASA 35,956 333,923
Salmar ASA 3,334 176,416
943,908
Insurance 0.0%
†
Gjensidige Forsikring ASA 9,072 185,854
Metals & Mining 0.1%
Norsk Hydro ASA 65,035 381,757
Oil, Gas & Consumable Fuels 0.2%
Aker BP ASA 14,363 300,130
Equinor ASA 41,355 995,076
1,295,206
4,623,375
POLAND 0.0%
†
Air Freight & Logistics 0.0%
†
InPost SA* 11,619 190,467
PORTUGAL 0.1%
Consumer Staples Distribution & Retail 0.0%
†
Jeronimo Martins SGPS SA 13,706 270,208
Electric Utilities 0.1%
EDP SA 160,958 506,226
Oil, Gas & Consumable Fuels 0.0%
†
Galp Energia SGPS SA 21,540 360,449
1,136,883
SINGAPORE 1.7%
Aerospace & Defense 0.0%
†
Singapore Technologies
Engineering Ltd. 68,100 242,405
Banks 0.9%
DBS Group Holdings Ltd. 96,525 3,165,393
Oversea-Chinese Banking
Corp. Ltd. 168,189 2,152,143

Nationwide International Index Fund - January 31, 2025 (Unaudited) - Statement of Investments - 47
Common Stocks
Shares Value ($)
SINGAPORE
Banks
United Overseas Bank Ltd. 62,762 1,729,580
7,047,116
Capital Markets 0.1%
Singapore Exchange Ltd. 44,000 396,983
Diversified Telecommunication Services 0.1%
Singapore
Telecommunications Ltd. 363,903 889,440
Entertainment 0.3%
Sea Ltd., ADR* 18,058 2,199,284
Ground Transportation 0.1%
Grab Holdings Ltd., Class A* 100,121 458,554
Hotels, Restaurants & Leisure 0.0%
†
Genting Singapore Ltd. 262,717 145,929
Industrial Conglomerates 0.0%
†
Keppel Ltd. 66,700 331,830
Industrial REITs 0.0%
†
CapitaLand Ascendas REIT 170,613 324,178
Multi-Utilities 0.0%
†
Sembcorp Industries Ltd. 45,200 185,051
Passenger Airlines 0.0%
†
Singapore Airlines Ltd. 76,382 356,738
Real Estate Management & Development 0.0%
†
CapitaLand Investment Ltd. 119,145 214,866
Retail REITs 0.1%
CapitaLand Integrated
Commercial Trust 291,835 417,479
Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics NV(a) 33,127 745,549
13,955,402
SOUTH AFRICA 0.2%
Metals & Mining 0.2%
Anglo American plc 61,934 1,823,262
SOUTH KOREA 0.0%
†
Hotels, Restaurants & Leisure 0.0%
†
Delivery Hero SE Reg. S*(b) 9,482 246,971
SPAIN 2.7%
Banks 1.1%
Banco Bilbao Vizcaya
Argentaria SA 279,171 3,180,349
Banco de Sabadell SA 260,882 615,303
Banco Santander SA 752,709 3,861,314
CaixaBank SA 195,415 1,186,428
8,843,394
Biotechnology 0.0%
†
Grifols SA*(a) 12,552 107,838
Construction & Engineering 0.1%
ACS Actividades de
Construccion y Servicios
SA 8,558 436,684
Diversified Telecommunication Services 0.2%
Cellnex Telecom SA Reg.
S(b) 26,038 870,557
Telefonica SA(a) 194,644 794,611
1,665,168
Common Stocks
Shares Value ($)
SPAIN
Electric Utilities 0.6%
Acciona SA 1,145 129,273
Endesa SA 15,981 353,930
Iberdrola SA 294,992 4,168,763
Iberdrola SA*(a) 5,136 72,675
Redeia Corp. SA 20,815 350,242
5,074,883
Hotels, Restaurants & Leisure 0.2%
Amadeus IT Group SA 21,767 1,600,136
Independent Power and Renewable Electricity Producers
0.0%
†
EDP Renovaveis SA(a) 15,407 143,850
Oil, Gas & Consumable Fuels 0.1%
Repsol SA 58,355 676,731
Specialty Retail 0.3%
Industria de Diseno Textil SA 52,612 2,867,727
Transportation Infrastructure 0.1%
Aena SME SA Reg. S(b) 3,659 788,515
22,204,926
SWEDEN 3.2%
Aerospace & Defense 0.0%
†
Saab AB, Class B 14,509 313,423
Banks 0.3%
Skandinaviska Enskilda
Banken AB, Class A 75,705 1,067,202
Svenska Handelsbanken AB,
Class A 70,967 782,673
Swedbank AB, Class A 41,592 903,825
2,753,700
Biotechnology 0.0%
†
Swedish Orphan Biovitrum
AB* 9,529 287,982
Building Products 0.2%
Assa Abloy AB, Class B 48,383 1,476,556
Nibe Industrier AB, Class
B(a) 75,885 303,604
1,780,160
Capital Markets 0.1%
EQT AB 17,802 582,705
Commercial Services & Supplies 0.0%
†
Securitas AB, Class B(a) 24,150 306,916
Communications Equipment 0.1%
Telefonaktiebolaget LM
Ericsson, Class B 137,308 1,034,792
Construction & Engineering 0.1%
Skanska AB, Class B 17,064 365,314
Diversified Telecommunication Services 0.0%
†
Telia Co. AB(a) 121,014 355,195
Electronic Equipment, Instruments & Components 0.1%
Hexagon AB, Class B 101,981 1,180,572
Financial Services 0.4%
Industrivarden AB, Class A 6,026 213,393
Industrivarden AB, Class
C(a) 8,104 286,392
Investor AB, Class B 83,207 2,368,483

48 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
SWEDEN
Financial Services
L E Lundbergforetagen AB,
Class B 3,387 162,967
3,031,235
Health Care Equipment & Supplies 0.0%
†
Getinge AB, Class B 10,404 203,717
Hotels, Restaurants & Leisure 0.1%
Evolution AB Reg. S(b) 8,399 642,333
Household Products 0.1%
Essity AB, Class B 29,783 753,893
Industrial Conglomerates 0.1%
Investment AB Latour, Class
B(a) 7,625 199,398
Lifco AB, Class B 11,361 372,865
572,263
Machinery 1.2%
Alfa Laval AB 13,902 618,664
Atlas Copco AB, Class A 131,175 2,197,528
Atlas Copco AB, Class B 77,143 1,150,399
Epiroc AB, Class A(a) 31,631 600,370
Epiroc AB, Class B 17,432 289,872
Indutrade AB 13,380 368,309
Sandvik AB 52,504 1,081,831
SKF AB, Class B 17,483 352,017
Trelleborg AB, Class B 10,928 410,189
Volvo AB, Class A 9,092 250,537
Volvo AB, Class B 77,424 2,136,951
9,456,667
Metals & Mining 0.1%
Boliden AB 12,645 377,161
Paper & Forest Products 0.1%
Holmen AB, Class B(a) 3,179 120,409
Svenska Cellulosa AB SCA,
Class B(a) 28,063 386,052
506,461
Real Estate Management & Development 0.1%
Fastighets AB Balder, Class
B* 31,130 221,823
Sagax AB, Class B(a) 11,272 245,932
467,755
Specialty Retail 0.0%
†
H & M Hennes & Mauritz AB,
Class B(a) 26,152 347,036
Trading Companies & Distributors 0.1%
AddTech AB, Class B 13,331 387,849
Beijer Ref AB, Class B(a) 19,895 295,659
683,508
Wireless Telecommunication Services 0.0%
†
Tele2 AB, Class B 25,390 282,179
26,284,967
SWITZERLAND 5.1%
Banks 0.0%
†
Banque Cantonale Vaudoise
(Registered) 1,276 128,680
Building Products 0.1%
Geberit AG (Registered) 1,646 920,276
Capital Markets 1.0%
Julius Baer Group Ltd. 9,927 697,148
Common Stocks
Shares Value ($)
SWITZERLAND
Capital Markets
Partners Group Holding AG 1,098 1,669,505
UBS Group AG (Registered) 159,235 5,622,309
7,988,962
Chemicals 0.6%
Clariant AG (Registered) 8,773 98,901
DSM- Firmenich AG 9,175 938,648
EMS- Chemie Holding AG
(Registered)(a) 336 238,028
Givaudan SA (Registered) 449 1,958,261
Sika AG (Registered) 7,416 1,883,559
5,117,397
Containers & Packaging 0.0%
†
SIG Group AG(a) 15,134 329,080
Diversified Telecommunication Services 0.1%
Swisscom AG (Registered)
(a) 1,258 706,780
Electric Utilities 0.0%
†
BKW AG 927 157,992
Electrical Equipment 0.5%
ABB Ltd. (Registered) 76,861 4,195,200
Food Products 0.2%
Barry Callebaut AG
(Registered)(a) 183 201,261
Chocoladefabriken Lindt &
Spruengli AG 46 528,233
Chocoladefabriken Lindt &
Spruengli AG (Registered) 5 565,702
1,295,196
Health Care Equipment & Supplies 0.2%
Sonova Holding AG
(Registered) 2,479 867,576
Straumann Holding AG
(Registered)(a) 5,412 766,601
1,634,177
Insurance 0.7%
Baloise Holding AG
(Registered) 2,009 366,527
Helvetia Holding AG
(Registered) 1,904 331,278
Swiss Life Holding AG
(Registered) 1,372 1,122,544
Zurich Insurance Group AG 7,113 4,313,271
6,133,620
Life Sciences Tools & Services 0.3%
Bachem Holding AG(a) 1,817 115,949
Lonza Group AG
(Registered) 3,464 2,201,469
2,317,418
Machinery 0.2%
Schindler Holding AG 1,946 562,111
Schindler Holding AG
(Registered) 1,204 338,882
VAT Group AG Reg. S(b) 1,281 494,382
1,395,375
Marine Transportation 0.1%
Kuehne + Nagel International
AG (Registered) 2,300 523,485
Pharmaceuticals 0.2%
Galderma Group AG* 4,127 501,070

Nationwide International Index Fund - January 31, 2025 (Unaudited) - Statement of Investments - 49
Common Stocks
Shares Value ($)
SWITZERLAND
Pharmaceuticals
Sandoz Group AG 20,111 962,617
1,463,687
Professional Services 0.1%
Adecco Group AG
(Registered)(a) 8,639 205,581
SGS SA (Registered) 7,480 725,452
931,033
Real Estate Management & Development 0.1%
Swiss Prime Site AG
(Registered) 3,595 410,708
Software 0.0%
†
Temenos AG (Registered) 2,491 210,673
Specialty Retail 0.0%
†
Avolta AG 4,697 213,511
Technology Hardware, Storage & Peripherals 0.1%
Logitech International SA
(Registered) 7,486 746,407
Textiles, Apparel & Luxury Goods 0.6%
Cie Financiere Richemont
SA (Registered) 26,185 5,019,493
Swatch Group AG (The) 1,484 273,238
5,292,731
42,112,388
UNITED KINGDOM 11.1%
Aerospace & Defense 0.7%
BAE Systems plc 147,688 2,234,920
Melrose Industries plc 61,846 468,064
Rolls-Royce Holdings plc* 412,229 3,088,084
5,791,068
Banks 2.1%
Barclays plc 711,350 2,603,373
HSBC Holdings plc 884,744 9,229,241
Lloyds Banking Group plc 2,993,986 2,298,774
NatWest Group plc 341,697 1,825,185
Standard Chartered plc 101,127 1,365,404
17,321,977
Beverages 0.5%
Coca-Cola Europacific
Partners plc 10,069 790,920
Diageo plc 107,981 3,234,279
4,025,199
Broadline Retail 0.1%
Next plc 5,829 717,549
Capital Markets 0.7%
3i Group plc 47,565 2,290,477
Hargreaves Lansdown plc 18,247 249,463
London Stock Exchange
Group plc 23,205 3,456,210
Schroders plc 33,652 146,891
6,143,041
Chemicals 0.0%
†
Croda International plc 6,804 281,528
Commercial Services & Supplies 0.1%
Rentokil Initial plc 121,755 600,512
Consumer Staples Distribution & Retail 0.3%
J Sainsbury plc 80,721 254,093
Marks & Spencer Group plc 104,118 432,067
Common Stocks
Shares Value ($)
UNITED KINGDOM
Consumer Staples Distribution & Retail
Tesco plc 331,574 1,526,271
2,212,431
Diversified Consumer Services 0.1%
Pearson plc 30,862 512,869
Diversified REITs 0.0%
†
Land Securities Group plc 36,297 262,281
Diversified Telecommunication Services 0.1%
BT Group plc 310,722 545,342
Electric Utilities 0.1%
SSE plc 54,230 1,094,860
Electronic Equipment, Instruments & Components 0.1%
Halma plc 18,298 684,513
Financial Services 0.1%
M&G plc 115,991 299,155
Wise plc, Class A* 33,870 466,882
766,037
Food Products 0.0%
†
Associated British Foods plc 15,699 369,201
Health Care Equipment & Supplies 0.1%
Smith & Nephew plc 44,848 571,938
Hotels, Restaurants & Leisure 0.5%
Compass Group plc 83,246 2,874,386
Entain plc 31,031 270,519
InterContinental Hotels
Group plc 7,576 1,013,987
Whitbread plc 8,150 282,661
4,441,553
Household Durables 0.1%
Barratt Redrow plc 63,111 353,351
Berkeley Group Holdings plc 4,986 239,563
Persimmon plc 16,082 250,992
Taylor Wimpey plc 181,572 268,808
1,112,714
Household Products 0.3%
Reckitt Benckiser Group plc 33,742 2,223,225
Industrial Conglomerates 0.2%
CK Hutchison Holdings Ltd. 129,886 652,838
DCC plc 5,072 351,172
Smiths Group plc 15,873 404,727
1,408,737
Industrial REITs 0.1%
Segro plc 61,361 544,553
Insurance 0.3%
Admiral Group plc 12,139 406,062
Aviva plc 130,749 833,490
Legal & General Group plc 291,036 871,496
Phoenix Group Holdings plc 35,658 230,075
2,341,123
Interactive Media & Services 0.0%
†
Auto Trader Group plc Reg.
S(b) 41,656 408,152
Machinery 0.0%
†
Spirax Group plc 3,776 376,586
Media 0.1%
Informa plc 64,650 691,653

50 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
UNITED KINGDOM
Media
WPP plc 51,645 492,519
1,184,172
Multi-Utilities 0.4%
Centrica plc 244,476 431,931
National Grid plc 236,359 2,873,909
3,305,840
Personal Care Products 0.8%
Unilever plc 120,419 6,902,826
Pharmaceuticals 1.3%
AstraZeneca plc 75,266 10,597,906
Professional Services 0.6%
Intertek Group plc 7,626 481,484
RELX plc 90,171 4,483,907
4,965,391
Software 0.1%
Sage Group plc (The) 49,107 817,984
Specialty Retail 0.1%
JD Sports Fashion plc 115,121 127,080
Kingfisher plc 94,339 287,108
414,188
Tobacco 0.6%
British American Tobacco plc 96,820 3,835,550
Imperial Brands plc 38,573 1,301,496
5,137,046
Trading Companies & Distributors 0.3%
Ashtead Group plc 21,064 1,378,705
Bunzl plc 16,467 703,593
2,082,298
Water Utilities 0.1%
Severn Trent plc 12,544 392,303
United Utilities Group plc 31,629 400,437
792,740
Wireless Telecommunication Services 0.1%
Vodafone Group plc 1,101,164 939,711
91,897,091
UNITED STATES 10.5%
Automobiles 0.2%
Stellantis NV 97,449 1,298,719
Biotechnology 0.5%
CSL Ltd. 23,532 4,092,817
Construction & Engineering 0.1%
Ferrovial SE 22,638 969,674
Construction Materials 0.4%
Holcim AG 25,522 2,565,300
James Hardie Industries plc
CHDI*(a) 21,009 708,052
3,273,352
Electrical Equipment 0.8%
Schneider Electric SE 26,523 6,706,888
Energy Equipment & Services 0.0%
†
Tenaris SA 20,170 382,219
Entertainment 0.5%
Spotify Technology SA* 7,439 4,080,664
Food Products 1.3%
Nestle SA (Registered) 127,330 10,826,615
Common Stocks
Shares Value ($)
UNITED STATES
Health Care Equipment & Supplies 0.3%
Alcon AG 24,400 2,234,058
Insurance 0.3%
Swiss Re AG 14,732 2,246,585
Life Sciences Tools & Services 0.1%
QIAGEN NV*(a) 10,199 454,297
Oil, Gas & Consumable Fuels 1.7%
BP plc 785,486 4,075,047
Shell plc 302,301 9,917,753
13,992,800
Personal Care Products 0.2%
Haleon plc 412,297 1,921,124
Pharmaceuticals 3.7%
GSK plc 201,188 3,516,580
Novartis AG (Registered) 96,006 10,061,990
Roche Holding AG 35,748 11,253,889
Sanofi SA 55,588 6,029,651
30,862,110
Professional Services 0.3%
Experian plc 44,884 2,225,645
Software 0.1%
CyberArk Software Ltd.* 2,093 776,461
Monday.com Ltd.* 1,735 443,223
1,219,684
86,787,251
Total Common Stocks
(cost $426,407,500) 819,150,104
Rights 0.0%
†
Number of
Rights
SPAIN 0.0%
†
Construction & Engineering 0.0%
†
ACS Actividades de
Construccion y Servicios
SA, expiring 2/4/2025*(a) 8,558 4,226
Total Rights
(cost $4,141) 4,226
Repurchase Agreements 1.3%
Principal
Amount ($)
CF Secured, LLC, 4.33%,
dated 1/31/2025, due
2/3/2025, repurchase
price $8,019,800,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.50%, maturing
2/28/2025 - 11/15/2054;
total market value
$8,180,196.(c) 8,016,907 8,016,907

Nationwide International Index Fund - January 31, 2025 (Unaudited) - Statement of Investments - 51
Repurchase Agreements
Principal
Amount ($) Value ($)
Santander US Capital
Markets, 4.31%,
dated 1/31/2025, due
2/3/2025, repurchase
price $3,001,078,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.25% - 4.63%, maturing
3/15/2025 - 2/15/2050;
total market value
$3,061,099.(c) 3,000,000 3,000,000
Total Repurchase Agreements
(cost $11,016,907) 11,016,907
Total Investments
(cost $437,428,548) — 100.5% 830,171,237
Liabilities in excess of other assets
— (0.5)% (4,276,011)
NET ASSETS — 100.0%
$ 825,895,226
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
January 31, 2025. The total value of securities on loan as of
January 31, 2025 was $14,660,307, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $11,016,907 and by $4,644,385 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 5.00%, and maturity
dates ranging from 2/15/2025 – 8/15/2054, a total value of
$15,661,292.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of January 31, 2025
was $9,785,589 which represents 1.19% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2025 was $11,016,907.
ADR American Depositary Receipt
CHDI Clearing House Electronic Subregister System
(CHESS) Depository Interest
CVA Dutch Certification
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
Futures contracts outstanding as of January 31, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
EURO STOXX 50 Index 10 3/2025 EUR 548,889 4,881
FTSE 100 Index 3 3/2025 GBP 322,163 4,343
Nikkei 225 Index 2 3/2025 JPY 255,456 (2,349)
SPI 200 Index 2 3/2025 AUD 264,440 2,721
Net contracts 9,596
Currency:
AUD Australian Dollar
EUR Euro
GBP British Pound
JPY Japanese Yen

52 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide International Index Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide International Index Fund - January 31, 2025 (Unaudited) - Statement of Investments - 53
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ – $ 20,801,159 $ – $ 20,801,159
Air Freight & Logistics – 4,094,796 – 4,094,796
Automobile Components – 4,720,356 – 4,720,356
Automobiles – 23,668,659 – 23,668,659
Banks – 99,264,946 – 99,264,946
Beverages 790,920 10,576,000 – 11,366,920
Biotechnology – 7,294,788 – 7,294,788
Broadline Retail 306,277 6,819,185 – 7,125,462
Building Products – 7,383,969 – 7,383,969
Capital Markets 278,062 27,676,776 – 27,954,838
Chemicals – 21,746,573 – 21,746,573
Commercial Services & Supplies – 3,063,708 – 3,063,708
Communications Equipment – 2,231,696 – 2,231,696
Construction & Engineering – 6,131,722 – 6,131,722
Construction Materials – 4,219,445 – 4,219,445
Consumer Staples Distribution & Retail – 9,704,207 – 9,704,207
Containers & Packaging – 329,080 – 329,080
Distributors – 170,794 – 170,794
Diversified Consumer Services – 512,869 – 512,869
Diversified REITs – 1,280,345 – 1,280,345
Diversified Telecommunication Services – 14,592,729 – 14,592,729
Electric Utilities – 13,813,158 – 13,813,158
Electrical Equipment – 18,694,076 – 18,694,076
Electronic Equipment, Instruments &
Components – 9,893,328 – 9,893,328
Energy Equipment & Services – 382,219 – 382,219
Entertainment 6,279,946 6,211,341 – 12,491,287
Financial Services – 9,150,497 – 9,150,497
Food Products – 19,219,530 – 19,219,530
Gas Utilities – 1,967,941 – 1,967,941
Ground Transportation 458,554 2,683,749 – 3,142,303
Health Care Equipment & Supplies – 17,858,076 – 17,858,076
Health Care Providers & Services – 2,019,257 – 2,019,257
Health Care Technology – 697,693 – 697,693
Hotels, Restaurants & Leisure – 12,060,109 – 12,060,109
Household Durables – 9,700,884 – 9,700,884
Household Products – 4,504,033 – 4,504,033
Independent Power and Renewable
Electricity Producers – 1,631,107 – 1,631,107
Industrial Conglomerates – 16,942,154 – 16,942,154
Industrial REITs – 2,958,190 – 2,958,190
Insurance – 46,027,050 – 46,027,050
Interactive Media & Services – 2,280,487 – 2,280,487
IT Services 603,914 6,619,146 – 7,223,060
Leisure Products – 1,218,450 – 1,218,450
Life Sciences Tools & Services – 3,841,421 – 3,841,421
Machinery – 25,086,950 – 25,086,950
Marine Transportation – 2,688,273 – 2,688,273
Media – 2,627,855 – 2,627,855
Metals & Mining – 20,593,659 – 20,593,659
Multi-Utilities – 7,228,208 – 7,228,208
Office REITs – 730,648 – 730,648
Oil, Gas & Consumable Fuels – 28,116,187 – 28,116,187
Paper & Forest Products – 1,946,713 – 1,946,713
Passenger Airlines – 1,022,417 – 1,022,417
Personal Care Products – 15,031,120 – 15,031,120
Pharmaceuticals 985,221 69,450,431 – 70,435,652
Professional Services – 16,519,687 – 16,519,687
Real Estate Management & Development – 8,498,117 – 8,498,117

54 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide International Index Fund
E
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2025. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
Level 1 Level 2 Level 3 Total
Assets:
Retail REITs $ – $ 2,548,418 $ – $ 2,548,418
Semiconductors & Semiconductor
Equipment – 28,009,962 – 28,009,962
Software 2,161,966 19,284,447 – 21,446,413
Specialty Retail – 7,976,072 – 7,976,072
Technology Hardware, Storage &
Peripherals – 4,173,514 – 4,173,514
Textiles, Apparel & Luxury Goods – 24,654,487 – 24,654,487
Tobacco – 6,619,855 – 6,619,855
Trading Companies & Distributors 911,928 14,900,143 – 15,812,071
Transportation Infrastructure – 2,877,664 – 2,877,664
Water Utilities – 792,740 – 792,740
Wireless Telecommunication Services – 8,338,051 – 8,338,051
Total Common Stocks $ 12,776,788 $ 806,373,316 $ – $ 819,150,104
Futures Contracts 11,945 – – 11,945
Repurchase Agreements – 11,016,907 – 11,016,907
Rights 4,226 – – 4,226
Total Assets $ 12,792,959 $ 817,390,223 $ – $ 830,183,182
Liabilities:
Futures Contracts $ (2,349) $ – $ – $ (2,349)
Total Liabilities $ (2,349) $ – $ – $ (2,349)
Total $ 12,790,610 $ 817,390,223 $ – $ 830,180,833

Nationwide International Index Fund - January 31, 2025 (Unaudited) - Statement of Investments - 55
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of January 31, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of January 31, 2025:
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 11,945
Total $ 11,945
Liabilities:
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (2,349)
Total $ (2,349)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

56 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Mid Cap Market Index Fund
Common Stocks 99.3%
Shares Value ($)
Aerospace & Defense 1.3%
BWX Technologies, Inc. 17,874 2,018,511
Curtiss-Wright Corp. 7,427 2,576,723
Hexcel Corp. 15,673 1,021,880
Woodward, Inc. 11,689 2,165,387
7,782,501
Air Freight & Logistics 0.2%
GXO Logistics, Inc.* 23,305 1,059,212
Automobile Components 0.7%
Autoliv, Inc. 14,102 1,363,099
Gentex Corp. 44,231 1,146,468
Goodyear Tire & Rubber Co.
(The)* 57,951 514,025
Lear Corp. 10,425 980,888
Visteon Corp.* 5,414 455,101
4,459,581
Automobiles 0.3%
Harley-Davidson, Inc. 22,145 599,244
Thor Industries, Inc. 10,338 1,063,160
1,662,404
Banks 6.8%
Associated Banc-Corp. 31,913 802,293
Bank OZK 20,416 1,036,929
Cadence Bank 35,690 1,256,288
Columbia Banking System,
Inc. 40,918 1,141,612
Comerica, Inc. 25,390 1,709,255
Commerce Bancshares, Inc. 23,731 1,585,231
Cullen/Frost Bankers, Inc. 12,552 1,749,749
East West Bancorp, Inc. 27,122 2,792,752
First Financial Bankshares,
Inc.(a) 25,574 952,887
First Horizon Corp. 104,876 2,295,736
Flagstar Financial, Inc.(a) 60,225 712,462
FNB Corp. 71,911 1,128,283
Glacier Bancorp, Inc. 22,168 1,101,084
Hancock Whitney Corp. 17,227 1,029,141
Home BancShares, Inc. 36,507 1,102,146
International Bancshares Corp. 10,875 716,554
Old National Bancorp 62,927 1,500,809
Pinnacle Financial Partners,
Inc. 14,997 1,871,176
Prosperity Bancshares, Inc. 18,241 1,459,280
SouthState Corp. 18,813 1,986,465
Synovus Financial Corp.(a) 27,497 1,551,381
Texas Capital Bancshares,
Inc.* 8,917 703,997
UMB Financial Corp.(a) 13,391 1,578,799
United Bankshares, Inc. 26,821 1,032,608
Valley National Bancorp 95,406 980,774
Webster Financial Corp. 33,282 2,004,908
Western Alliance Bancorp 21,197 1,862,580
Wintrust Financial Corp. 13,211 1,728,131
Zions Bancorp NA(a) 28,786 1,665,558
41,038,868
Beverages 0.5%
Boston Beer Co., Inc. (The),
Class A* 1,676 420,123
Celsius Holdings, Inc.*(a) 31,107 777,053
Common Stocks
Shares Value ($)
Beverages
Coca-Cola Consolidated, Inc. 1,186 1,621,997
2,819,173
Biotechnology 2.7%
BioMarin Pharmaceutical, Inc.* 37,360 2,367,130
Cytokinetics, Inc.* 23,043 1,139,707
Exelixis, Inc.*(a) 55,778 1,849,041
Halozyme Therapeutics, Inc.* 25,077 1,420,361
Neurocrine Biosciences, Inc.* 19,757 2,999,508
Roivant Sciences Ltd.* 86,168 959,050
Sarepta Therapeutics, Inc.* 18,649 2,120,764
United Therapeutics Corp.* 8,744 3,070,630
15,926,191
Broadline Retail 0.4%
Macy's, Inc. 54,280 845,683
Nordstrom, Inc. 18,696 452,443
Ollie's Bargain Outlet
Holdings, Inc.* 11,969 1,334,663
2,632,789
Building Products 2.6%
AAON, Inc. 13,243 1,541,220
Advanced Drainage Systems,
Inc.(a) 13,820 1,670,976
Carlisle Cos., Inc. 8,818 3,434,258
Fortune Brands Innovations,
Inc. 24,145 1,730,472
Owens Corning 16,842 3,108,191
Simpson Manufacturing Co.,
Inc.(a) 8,259 1,387,512
Trex Co., Inc.* 20,867 1,519,744
UFP Industries, Inc. 12,004 1,388,263
15,780,636
Capital Markets 3.9%
Affiliated Managers Group, Inc. 5,965 1,121,062
Carlyle Group, Inc. (The) 41,386 2,324,238
Evercore, Inc., Class A 6,969 2,029,860
Federated Hermes, Inc., Class
B 15,554 618,582
Hamilton Lane, Inc., Class A 8,156 1,298,272
Houlihan Lokey, Inc., Class A 10,585 1,923,506
Interactive Brokers Group,
Inc., Class A 21,453 4,664,740
Janus Henderson Group plc 25,402 1,141,312
Jefferies Financial Group, Inc. 31,802 2,445,256
Morningstar, Inc. 5,281 1,735,548
SEI Investments Co. 19,177 1,660,345
Stifel Financial Corp. 20,329 2,355,115
23,317,836
Chemicals 1.9%
Arcadium Lithium plc* 211,709 1,215,210
Ashland, Inc. 9,318 591,600
Avient Corp. 17,849 765,722
Axalta Coating Systems Ltd.* 42,795 1,538,052
Cabot Corp. 10,753 929,812
Chemours Co. (The) 29,234 555,154
NewMarket Corp. 1,541 767,449
Olin Corp. 22,756 666,523
RPM International, Inc. 25,059 3,172,469
Scotts Miracle-Gro Co. (The) 8,228 583,859

Nationwide Mid Cap Market Index Fund - January 31, 2025 (Unaudited) - Statement of Investments - 57
Common Stocks
Shares Value ($)
Chemicals
Westlake Corp. 6,527 745,840
11,531,690
Commercial Services & Supplies 1.6%
Brink's Co. (The) 8,477 791,158
Clean Harbors, Inc.* 9,920 2,311,360
MSA Safety, Inc. 7,775 1,280,776
RB Global, Inc. 35,948 3,216,627
Tetra Tech, Inc. 52,269 1,923,499
9,523,420
Communications Equipment 0.6%
Ciena Corp.* 28,245 2,461,270
Lumentum Holdings, Inc.*(a) 13,420 1,141,505
3,602,775
Construction & Engineering 2.4%
AECOM 26,084 2,750,297
Comfort Systems USA, Inc. 6,958 3,038,907
EMCOR Group, Inc. 9,033 4,047,326
Fluor Corp.* 33,645 1,622,025
MasTec, Inc.*(a) 12,024 1,744,562
Valmont Industries, Inc. 3,963 1,314,765
14,517,882
Construction Materials 0.5%
Eagle Materials, Inc. 6,582 1,689,862
Knife River Corp.* 11,103 1,150,049
2,839,911
Consumer Finance 0.7%
Ally Financial, Inc. 53,961 2,102,860
FirstCash Holdings, Inc. 7,747 845,585
SLM Corp. 42,526 1,186,901
4,135,346
Consumer Staples Distribution & Retail 2.7%
BJ's Wholesale Club Holdings,
Inc.* 25,944 2,569,753
Casey's General Stores, Inc. 7,266 3,064,581
Maplebear, Inc.* 31,800 1,535,304
Performance Food Group Co.* 30,392 2,744,701
Sprouts Farmers Market, Inc.* 19,593 3,102,356
US Foods Holding Corp.* 45,189 3,205,256
16,221,951
Containers & Packaging 1.6%
AptarGroup, Inc. 13,016 2,045,464
Berry Global Group, Inc. 22,275 1,512,918
Crown Holdings, Inc. 23,118 2,031,147
Graphic Packaging Holding
Co. 59,332 1,627,477
Greif, Inc., Class A 5,007 306,529
Silgan Holdings, Inc. 15,915 875,643
Sonoco Products Co. 19,048 907,447
9,306,625
Diversified Consumer Services 1.3%
Duolingo, Inc., Class A* 7,413 2,698,258
Graham Holdings Co., Class B 699 649,245
Grand Canyon Education,
Inc.* 5,628 988,502
H&R Block, Inc. 26,340 1,456,865
Service Corp. International 28,124 2,197,047
7,989,917
Common Stocks
Shares Value ($)
Diversified REITs 0.4%
WP Carey, Inc. 42,871 2,396,918
Diversified Telecommunication Services 0.4%
Frontier Communications
Parent, Inc.* 43,254 1,546,763
Iridium Communications, Inc. 22,639 650,871
2,197,634
Electric Utilities 0.9%
ALLETE, Inc. 10,819 709,943
IDACORP, Inc. 10,345 1,137,329
OGE Energy Corp. 39,680 1,675,686
Portland General Electric Co. 20,333 836,500
TXNM Energy, Inc. 17,311 836,987
5,196,445
Electrical Equipment 1.5%
Acuity Brands, Inc. 5,978 1,987,027
EnerSys 7,766 753,846
NEXTracker, Inc., Class A*(a) 28,040 1,413,777
nVent Electric plc 32,219 2,097,135
Regal Rexnord Corp. 12,995 2,062,696
Sensata Technologies Holding
plc 29,373 797,771
9,112,252
Electronic Equipment, Instruments & Components 3.0%
Arrow Electronics, Inc.* 10,242 1,193,705
Avnet, Inc. 16,943 875,275
Belden, Inc. 7,867 916,270
Cognex Corp. 33,387 1,332,141
Coherent Corp.* 30,186 2,731,531
Crane NXT Co. 9,861 630,808
Fabrinet* 7,093 1,533,578
Flex Ltd.* 76,023 3,166,358
IPG Photonics Corp.* 5,279 387,109
Littelfuse, Inc. 4,894 1,166,534
Novanta, Inc.* 7,000 1,047,620
TD SYNNEX Corp. 14,788 2,107,438
Vontier Corp.(a) 29,251 1,127,626
18,215,993
Energy Equipment & Services 0.6%
ChampionX Corp. 36,996 1,059,566
NOV, Inc. 77,607 1,121,421
Valaris Ltd.* 12,417 595,271
Weatherford International plc 14,279 898,863
3,675,121
Entertainment 0.5%
TKO Group Holdings, Inc.,
Class A* 12,974 2,013,694
Warner Music Group Corp.,
Class A 28,176 895,997
2,909,691
Financial Services 1.9%
Equitable Holdings, Inc. 53,130 2,891,335
Essent Group Ltd. 20,686 1,204,959
Euronet Worldwide, Inc.* 8,044 792,334
MGIC Investment Corp. 49,457 1,263,132
Shift4 Payments, Inc., Class
A* 13,408 1,606,949
Voya Financial, Inc. 18,779 1,333,121
Western Union Co. (The) 68,683 708,809

58 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Mid Cap Market Index Fund
Common Stocks
Shares Value ($)
Financial Services
WEX, Inc.* 7,777 1,430,112
11,230,751
Food Products 0.9%
Darling Ingredients, Inc.* 31,074 1,164,032
Flowers Foods, Inc. 39,825 778,579
Ingredion, Inc. 12,621 1,722,009
Lancaster Colony Corp. 3,799 641,043
Pilgrim's Pride Corp.* 7,804 363,198
Post Holdings, Inc.* 9,053 961,067
5,629,928
Gas Utilities 1.0%
National Fuel Gas Co. 17,981 1,259,209
New Jersey Resources Corp.
(a) 19,624 940,971
ONE Gas, Inc. 11,019 778,382
Southwest Gas Holdings, Inc. 11,989 895,339
Spire, Inc. 11,369 806,744
UGI Corp. 42,149 1,295,239
5,975,884
Ground Transportation 1.7%
Avis Budget Group, Inc.* 3,277 293,947
Knight-Swift Transportation
Holdings, Inc., Class A 31,402 1,792,740
Landstar System, Inc. 6,873 1,131,708
Ryder System, Inc. 8,251 1,315,292
Saia, Inc.*(a) 5,206 2,499,453
XPO, Inc.* 22,759 3,042,195
10,075,335
Health Care Equipment & Supplies 1.7%
Dentsply Sirona, Inc. 39,379 778,129
Envista Holdings Corp.* 33,805 693,679
Globus Medical, Inc., Class A* 22,231 2,061,258
Haemonetics Corp.*(a) 9,731 671,925
Lantheus Holdings, Inc.* 13,560 1,254,436
LivaNova plc* 10,472 523,076
Masimo Corp.* 8,747 1,523,990
Neogen Corp.*(a) 39,769 455,753
Penumbra, Inc.* 7,498 2,001,741
9,963,987
Health Care Providers & Services 2.0%
Acadia Healthcare Co., Inc.* 18,085 815,814
Amedisys, Inc.* 6,343 586,727
Chemed Corp. 2,917 1,639,354
Encompass Health Corp. 19,556 1,941,324
Ensign Group, Inc. (The) 11,230 1,568,382
HealthEquity, Inc.* 17,059 1,883,655
Option Care Health, Inc.* 33,330 1,030,564
Tenet Healthcare Corp.* 18,527 2,610,269
12,076,089
Health Care REITs 0.7%
Healthcare Realty Trust, Inc.,
Class A 70,109 1,174,326
Omega Healthcare Investors,
Inc. 53,026 1,965,143
Sabra Health Care REIT, Inc. 47,634 795,964
3,935,433
Health Care Technology 0.2%
Doximity, Inc., Class A* 25,180 1,488,138
Common Stocks
Shares Value ($)
Hotel & Resort REITs 0.1%
Park Hotels & Resorts, Inc. 42,480 573,055
Hotels, Restaurants & Leisure 3.2%
Aramark 51,677 2,010,752
Boyd Gaming Corp.(a) 12,782 979,740
Choice Hotels International,
Inc.(a) 4,354 641,475
Churchill Downs, Inc. 14,377 1,776,710
Hilton Grand Vacations, Inc.* 12,205 502,846
Hyatt Hotels Corp., Class A 8,342 1,319,955
Light & Wonder, Inc.* 17,282 1,519,261
Marriott Vacations Worldwide
Corp. 6,303 546,911
Planet Fitness, Inc., Class A* 16,448 1,779,016
Texas Roadhouse, Inc., Class
A 13,028 2,359,371
Travel + Leisure Co. 13,510 734,403
Vail Resorts, Inc.(a) 7,281 1,238,644
Wendy's Co. (The) 34,714 514,809
Wingstop, Inc. 5,697 1,697,136
Wyndham Hotels & Resorts,
Inc. 15,126 1,588,532
19,209,561
Household Durables 1.7%
KB Home(a) 13,402 899,274
Taylor Morrison Home Corp.,
Class A* 20,321 1,309,892
Tempur Sealy International,
Inc. 33,950 2,143,603
Toll Brothers, Inc. 19,742 2,681,161
TopBuild Corp.*(a) 5,728 1,962,871
Whirlpool Corp. 10,810 1,135,158
10,131,959
Independent Power and Renewable Electricity Producers
0.1%
Ormat Technologies, Inc.(a) 11,101 712,129
Industrial REITs 1.0%
EastGroup Properties, Inc. 9,655 1,637,681
First Industrial Realty Trust,
Inc. 25,409 1,356,587
Rexford Industrial Realty, Inc. 42,660 1,734,556
STAG Industrial, Inc. 35,885 1,226,549
5,955,373
Insurance 4.4%
American Financial Group, Inc. 14,091 1,924,267
Brighthouse Financial, Inc.* 11,977 739,101
CNO Financial Group, Inc. 20,377 813,857
Fidelity National Financial, Inc. 50,913 2,961,609
First American Financial Corp. 20,011 1,265,095
Hanover Insurance Group, Inc.
(The) 7,083 1,084,336
Kemper Corp. 11,865 797,091
Kinsale Capital Group, Inc. 4,322 1,910,065
Old Republic International
Corp. 46,077 1,685,497
Primerica, Inc. 6,595 1,913,671
Reinsurance Group of
America, Inc. 12,841 2,925,950
RenaissanceRe Holdings Ltd. 10,102 2,349,523
RLI Corp. 16,225 1,190,104

Nationwide Mid Cap Market Index Fund - January 31, 2025 (Unaudited) - Statement of Investments - 59
Common Stocks
Shares Value ($)
Insurance
Ryan Specialty Holdings, Inc.,
Class A 20,802 1,384,997
Selective Insurance Group,
Inc. 11,869 998,539
Unum Group 32,711 2,494,214
26,437,916
Interactive Media & Services 0.1%
ZoomInfo Technologies, Inc.,
Class A* 54,803 563,923
IT Services 0.4%
ASGN, Inc.*(a) 8,687 766,280
Kyndryl Holdings, Inc.* 45,505 1,727,370
2,493,650
Leisure Products 0.5%
Brunswick Corp. 12,731 858,579
Mattel, Inc.* 66,618 1,241,759
Polaris, Inc. 10,223 487,637
YETI Holdings, Inc.* 16,639 619,969
3,207,944
Life Sciences Tools & Services 2.3%
Avantor, Inc.* 133,176 2,967,161
Bio-Rad Laboratories, Inc.,
Class A* 3,777 1,363,044
Bruker Corp. 21,641 1,258,424
Illumina, Inc.* 30,976 4,111,754
Medpace Holdings, Inc.* 5,004 1,747,147
Repligen Corp.* 10,231 1,700,494
Sotera Health Co.* 31,028 425,394
13,573,418
Machinery 5.1%
AGCO Corp. 12,119 1,265,587
Chart Industries, Inc.* 8,271 1,750,061
CNH Industrial NV 173,262 2,231,615
Crane Co. 9,623 1,638,989
Donaldson Co., Inc. 23,224 1,653,317
Esab Corp. 11,150 1,380,816
Flowserve Corp. 25,596 1,602,821
Graco, Inc. 32,362 2,723,910
ITT, Inc. 15,929 2,405,598
Lincoln Electric Holdings, Inc. 11,109 2,208,247
Middleby Corp. (The)* 10,550 1,805,527
Mueller Industries, Inc. 22,348 1,759,905
Oshkosh Corp. 12,546 1,460,354
RBC Bearings, Inc.* 5,978 2,084,827
Terex Corp. 13,164 633,057
Timken Co. (The) 12,514 1,004,499
Toro Co. (The) 20,113 1,674,809
Watts Water Technologies,
Inc., Class A 5,345 1,105,239
30,389,178
Marine Transportation 0.2%
Kirby Corp.* 11,292 1,232,522
Media 0.4%
New York Times Co. (The),
Class A 31,863 1,730,161
Nexstar Media Group, Inc.,
Class A 5,636 863,548
2,593,709
Common Stocks
Shares Value ($)
Metals & Mining 2.0%
Alcoa Corp. 50,364 1,778,856
Carpenter Technology Corp. 9,694 1,871,524
Cleveland-Cliffs, Inc.* 98,192 1,005,486
Commercial Metals Co. 22,109 1,072,065
Reliance, Inc. 10,478 3,033,381
Royal Gold, Inc. 12,951 1,810,809
United States Steel Corp. 44,335 1,633,745
12,205,866
Mortgage Real Estate Investment Trusts (REITs) 0.6%
Annaly Capital Management,
Inc. 108,514 2,214,771
Starwood Property Trust, Inc. 64,558 1,249,197
3,463,968
Multi-Utilities 0.2%
Black Hills Corp. 13,814 811,296
Northwestern Energy Group,
Inc. 12,471 672,312
1,483,608
Office REITs 0.6%
COPT Defense Properties 22,549 663,842
Cousins Properties, Inc. 32,839 1,002,575
Kilroy Realty Corp. 20,704 807,870
Vornado Realty Trust 32,507 1,406,253
3,880,540
Oil, Gas & Consumable Fuels 3.8%
Antero Midstream Corp.(a) 68,500 1,098,740
Antero Resources Corp.* 57,154 2,132,987
Chord Energy Corp. 11,819 1,329,047
Civitas Resources, Inc. 17,427 884,594
CNX Resources Corp.*(a) 29,323 802,864
DT Midstream, Inc. 18,863 1,906,672
Expand Energy Corp. 41,175 4,183,380
HF Sinclair Corp. 31,112 1,122,521
Matador Resources Co. 22,543 1,307,494
Murphy Oil Corp. 26,272 699,623
Ovintiv, Inc. 50,817 2,145,494
PBF Energy, Inc., Class A 19,347 566,093
Permian Resources Corp.,
Class A 126,548 1,853,928
Range Resources Corp. 47,099 1,744,547
Viper Energy, Inc., Class A 20,064 941,002
22,718,986
Paper & Forest Products 0.2%
Louisiana-Pacific Corp. 12,299 1,438,614
Passenger Airlines 0.4%
American Airlines Group, Inc.* 129,279 2,187,401
Personal Care Products 0.6%
BellRing Brands, Inc.* 25,271 1,954,712
Coty, Inc., Class A* 74,115 543,263
elf Beauty, Inc.* 10,965 1,095,513
3,593,488
Pharmaceuticals 0.4%
Jazz Pharmaceuticals plc* 11,736 1,459,607
Perrigo Co. plc 26,919 670,552
2,130,159
Professional Services 2.4%
CACI International, Inc., Class
A* 4,387 1,694,523

60 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Mid Cap Market Index Fund
Common Stocks
Shares Value ($)
Professional Services
Concentrix Corp.(a) 9,165 479,146
ExlService Holdings, Inc.* 31,609 1,588,668
Exponent, Inc. 10,049 921,192
FTI Consulting, Inc.* 6,850 1,338,148
Genpact Ltd. 31,904 1,553,406
Insperity, Inc. 6,889 516,744
KBR, Inc. 25,965 1,413,015
ManpowerGroup, Inc. 8,865 533,850
Maximus, Inc. 11,640 876,376
Parsons Corp.* 9,194 728,808
Paylocity Holding Corp.* 8,474 1,741,576
Science Applications
International Corp.(a) 9,804 1,061,577
14,447,029
Real Estate Management & Development 0.4%
Jones Lang LaSalle, Inc.* 9,287 2,626,364
Residential REITs 0.9%
American Homes 4 Rent,
Class A 62,165 2,152,774
Equity LifeStyle Properties,
Inc. 37,222 2,436,180
Independence Realty Trust,
Inc. 44,746 859,571
5,448,525
Retail REITs 0.9%
Agree Realty Corp. 19,972 1,449,368
Brixmor Property Group, Inc. 59,531 1,551,378
Kite Realty Group Trust 42,338 980,125
NNN REIT, Inc. 36,891 1,453,136
5,434,007
Semiconductors & Semiconductor Equipment 2.3%
Allegro MicroSystems, Inc.* 25,535 615,138
Amkor Technology, Inc. 22,707 558,819
Cirrus Logic, Inc.* 10,392 1,043,772
Lattice Semiconductor Corp.* 26,939 1,536,062
MACOM Technology Solutions
Holdings, Inc.* 11,305 1,495,086
MKS Instruments, Inc. 13,131 1,487,480
Onto Innovation, Inc.* 9,690 1,984,124
Power Integrations, Inc. 11,070 689,882
Rambus, Inc.* 20,793 1,281,265
Silicon Laboratories, Inc.* 6,362 862,624
Synaptics, Inc.*(a) 7,974 676,993
Universal Display Corp. 8,585 1,287,063
13,518,308
Software 4.1%
Altair Engineering, Inc., Class
A* 11,596 1,279,619
Appfolio, Inc., Class A* 4,560 1,066,630
Aspen Technology, Inc.* 5,224 1,376,785
BILL Holdings, Inc.* 18,586 1,798,567
Blackbaud, Inc.* 7,774 599,764
Commvault Systems, Inc.* 8,625 1,373,618
DocuSign, Inc., Class A* 39,619 3,832,346
Dolby Laboratories, Inc., Class
A 11,644 974,952
Dropbox, Inc., Class A*(a) 43,758 1,406,820
Dynatrace, Inc.* 58,083 3,354,293
Guidewire Software, Inc.* 16,382 3,461,025
Manhattan Associates, Inc.* 11,907 2,483,681
Common Stocks
Shares Value ($)
Software
Qualys, Inc.* 7,151 996,921
Teradata Corp.* 18,550 591,930
24,596,951
Specialized REITs 1.5%
CubeSmart 43,983 1,834,091
EPR Properties 14,101 650,056
Gaming and Leisure
Properties, Inc. 53,260 2,577,251
Lamar Advertising Co., Class A 17,282 2,184,791
National Storage Affiliates
Trust 13,759 511,147
PotlatchDeltic Corp. 13,847 619,376
Rayonier, Inc. 26,939 704,186
9,080,898
Specialty Retail 4.6%
Abercrombie & Fitch Co.,
Class A* 9,961 1,189,144
AutoNation, Inc.* 5,121 965,565
Burlington Stores, Inc.* 12,301 3,492,623
Chewy, Inc., Class A* 32,204 1,255,312
Dick's Sporting Goods, Inc. 11,294 2,711,125
Five Below, Inc.* 10,750 1,008,135
Floor & Decor Holdings, Inc.,
Class A* 21,044 2,106,504
GameStop Corp., Class A* 79,492 2,138,335
Gap, Inc. (The) 43,398 1,044,590
Lithia Motors, Inc., Class A 5,223 1,964,370
Murphy USA, Inc. 3,622 1,821,540
Penske Automotive Group,
Inc. 3,670 607,862
RH* 2,927 1,226,735
Valvoline, Inc.* 25,559 948,495
Williams-Sonoma, Inc. 24,709 5,222,741
27,703,076
Technology Hardware, Storage & Peripherals 0.7%
Pure Storage, Inc., Class A* 60,855 4,125,360
Textiles, Apparel & Luxury Goods 1.0%
Capri Holdings Ltd.* 22,998 569,890
Columbia Sportswear Co. 6,321 558,144
Crocs, Inc.* 11,374 1,160,944
PVH Corp. 10,781 965,978
Skechers USA, Inc., Class A* 25,703 1,936,464
Under Armour, Inc., Class A* 38,739 323,471
Under Armour, Inc., Class C* 26,330 198,265
5,713,156
Trading Companies & Distributors 1.8%
Applied Industrial
Technologies, Inc. 7,542 1,961,146
Core & Main, Inc., Class A* 37,688 2,127,111
GATX Corp. 6,962 1,152,002
MSC Industrial Direct Co., Inc.,
Class A 8,733 702,221
Watsco, Inc. 6,783 3,246,276
WESCO International, Inc. 8,705 1,610,425
10,799,181
Water Utilities 0.3%
Essential Utilities, Inc. 49,478 1,755,479
Total Common Stocks
(cost $370,400,523) 595,653,608

Nationwide Mid Cap Market Index Fund - January 31, 2025 (Unaudited) - Statement of Investments - 61
Repurchase Agreements 0.2%
Principal
Amount ($) Value ($)
CF Secured, LLC,
4.33%, dated 1/31/2025,
due 2/3/2025, repurchase
price $82,086,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.50%, maturing
2/28/2025 - 11/15/2054;
total market value
$83,727.(b) 82,056 82,056
Santander US Capital
Markets,
4.31%, dated 1/31/2025,
due 2/3/2025, repurchase
price $1,000,360,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.25% - 4.63%, maturing
3/15/2025 - 2/15/2050;
total market value
$1,020,366.(b) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $1,082,056) 1,082,056
Total Investments
(cost $371,482,579) — 99.5% 596,735,664
Other assets in excess of liabilities — 0.5% 2,903,448
NET ASSETS — 100.0%
$ 599,639,112
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
January 31, 2025. The total value of securities on loan as of
January 31, 2025 was $22,182,813, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $1,082,056 and by $22,390,007 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 6.13%, and maturity
dates ranging from 2/4/2025 – 8/15/2054, a total value of
$23,472,063.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2025 was $1,082,056.
REIT Real Estate Investment Trust
Futures contracts outstanding as of January 31, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index 12 3/2025 USD 3,900,000 (20,718)
Net contracts (20,718)
Currency:
USD United States Dollar

62 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Mid Cap Market Index Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide Mid Cap Market Index Fund - January 31, 2025 (Unaudited) - Statement of Investments - 63
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2025. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of January 31, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of January 31, 2025:
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 595,653,608 $ – $ – $ 595,653,608
Repurchase Agreements – 1,082,056 – 1,082,056
Total Assets $ 595,653,608 $ 1,082,056 $ – $ 596,735,664
Liabilities:
Futures Contracts $ (20,718) $ – $ – $ (20,718)
Total Liabilities $ (20,718) $ – $ – $ (20,718)
Total $ 595,632,890 $ 1,082,056 $ – $ 596,714,946
Liabilities: Fair Value
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (20,718)
Total $ (20,718)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

64 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide S&P 500 Index Fund
Common Stocks 99.3%
Shares Value ($)
Aerospace & Defense 1.9%
Axon Enterprise, Inc.* 2,315 1,509,797
Boeing Co. (The)* 23,566 4,159,870
GE Aerospace(a) 34,382 6,999,144
General Dynamics Corp. 8,136 2,090,789
Howmet Aerospace, Inc. 12,944 1,638,451
Huntington Ingalls Industries,
Inc. 1,361 268,471
L3Harris Technologies, Inc. 6,008 1,273,756
Lockheed Martin Corp. 6,702 3,102,691
Northrop Grumman Corp. 4,332 2,110,854
RTX Corp. 42,499 5,480,246
Textron, Inc. 5,720 437,637
TransDigm Group, Inc. 1,785 2,415,712
31,487,418
Air Freight & Logistics 0.3%
CH Robinson Worldwide, Inc. 3,677 365,825
Expeditors International of
Washington, Inc. 4,443 504,636
FedEx Corp. 7,146 1,892,761
United Parcel Service, Inc.,
Class B 23,230 2,653,563
5,416,785
Automobile Components 0.0%
†
Aptiv plc* 7,278 454,293
BorgWarner, Inc. 6,280 200,332
654,625
Automobiles 2.4%
Ford Motor Co. 124,766 1,257,641
General Motors Co. 34,931 1,727,687
Tesla, Inc.* 88,718 35,895,303
38,880,631
Banks 3.6%
Bank of America Corp. 212,059 9,818,332
Citigroup, Inc. 60,080 4,892,314
Citizens Financial Group, Inc. 13,615 647,666
Fifth Third Bancorp 21,550 954,881
Huntington Bancshares, Inc. 47,529 817,499
JPMorgan Chase & Co. 89,436 23,906,243
KeyCorp 29,076 522,787
M&T Bank Corp.(a) 5,256 1,057,717
PNC Financial Services
Group, Inc. (The) 12,532 2,518,305
Regions Financial Corp. 29,405 724,539
Truist Financial Corp. 41,841 1,992,468
US Bancorp 49,331 2,357,035
Wells Fargo & Co. 105,769 8,334,597
58,544,383
Beverages 1.1%
Brown-Forman Corp., Class
B(a) 6,148 202,945
Coca-Cola Co. (The) 123,162 7,818,324
Constellation Brands, Inc.,
Class A 5,056 914,125
Keurig Dr Pepper, Inc. 36,037 1,156,788
Molson Coors Beverage Co.,
Class B(a) 5,419 296,690
Monster Beverage Corp.* 22,110 1,076,978
PepsiCo, Inc. 43,584 6,567,673
18,033,523
Common Stocks
Shares Value ($)
Biotechnology 1.6%
AbbVie, Inc. 56,137 10,323,594
Amgen, Inc. 17,156 4,896,665
Biogen, Inc.* 4,614 664,093
Gilead Sciences, Inc. 39,590 3,848,148
Incyte Corp.* 5,329 395,199
Moderna, Inc.* 11,099 437,523
Regeneron Pharmaceuticals,
Inc.* 3,342 2,249,099
Vertex Pharmaceuticals, Inc.* 8,181 3,777,004
26,591,325
Broadline Retail 4.4%
Amazon.com, Inc.* 297,289 70,659,650
eBay, Inc. 15,348 1,035,683
71,695,333
Building Products 0.5%
A O Smith Corp. 4,096 275,661
Allegion plc 2,654 352,265
Builders FirstSource, Inc.* 3,528 590,164
Carrier Global Corp. 26,275 1,717,860
Johnson Controls International
plc 21,239 1,656,642
Lennox International, Inc. 1,026 607,823
Masco Corp. 7,026 557,021
Trane Technologies plc 7,160 2,597,290
8,354,726
Capital Markets 3.3%
Ameriprise Financial, Inc. 3,113 1,691,480
Bank of New York Mellon
Corp. (The) 22,890 1,966,938
Blackrock, Inc. 4,624 4,973,112
Blackstone, Inc. 22,966 4,067,508
Cboe Global Markets, Inc. 3,260 666,116
Charles Schwab Corp. (The) 47,489 3,928,290
CME Group, Inc. 11,531 2,727,312
FactSet Research Systems,
Inc. 1,162 551,264
Franklin Resources, Inc. 10,279 228,605
Goldman Sachs Group, Inc.
(The) 9,972 6,386,069
Intercontinental Exchange, Inc. 18,166 2,903,472
Invesco Ltd. 15,312 294,450
KKR & Co., Inc. 21,449 3,583,484
MarketAxess Holdings, Inc. 1,217 268,507
Moody's Corp. 4,944 2,469,231
Morgan Stanley 39,407 5,455,111
MSCI, Inc., Class A 2,470 1,474,022
Nasdaq, Inc. 12,951 1,066,385
Northern Trust Corp. 6,323 710,010
Raymond James Financial,
Inc. 5,750 968,760
S&P Global, Inc. 10,086 5,258,941
State Street Corp. 9,181 932,973
T. Rowe Price Group, Inc. 7,076 827,326
53,399,366
Chemicals 1.3%
Air Products & Chemicals, Inc. 7,048 2,362,912
Albemarle Corp.(a) 3,914 329,520
Celanese Corp., Class A 3,261 231,661
CF Industries Holdings, Inc. 5,408 498,672
Corteva, Inc. 21,632 1,411,921

Nationwide S&P 500 Index Fund - January 31, 2025 (Unaudited) - Statement of Investments - 65
Common Stocks
Shares Value ($)
Chemicals
Dow, Inc. 21,977 858,202
DuPont de Nemours, Inc. 13,318 1,022,822
Eastman Chemical Co. 3,768 375,481
Ecolab, Inc. 8,009 2,003,772
FMC Corp. 4,350 242,643
International Flavors &
Fragrances, Inc. 8,285 721,541
Linde plc 15,126 6,748,011
LyondellBasell Industries NV,
Class A 8,521 645,040
Mosaic Co. (The) 10,944 305,228
PPG Industries, Inc. 7,209 831,774
Sherwin-Williams Co. (The) 7,361 2,636,416
21,225,616
Commercial Services & Supplies 0.6%
Cintas Corp. 11,014 2,209,078
Copart, Inc.*(a) 27,990 1,621,461
Republic Services, Inc., Class
A 6,422 1,392,739
Rollins, Inc. 9,004 445,698
Veralto Corp. 7,678 793,828
Waste Management, Inc. 11,643 2,564,487
9,027,291
Communications Equipment 0.9%
Arista Networks, Inc.* 32,793 3,778,737
Cisco Systems, Inc. 126,625 7,673,475
F5, Inc.* 1,825 542,500
Juniper Networks, Inc. 9,905 345,288
Motorola Solutions, Inc. 5,362 2,516,119
14,856,119
Construction & Engineering 0.1%
Quanta Services, Inc. 4,663 1,434,385
Construction Materials 0.1%
Martin Marietta Materials, Inc. 1,980 1,077,358
Vulcan Materials Co. 4,260 1,167,879
2,245,237
Consumer Finance 0.6%
American Express Co. 17,679 5,612,199
Capital One Financial Corp. 12,043 2,453,279
Discover Financial Services 7,999 1,608,519
Synchrony Financial 12,319 849,765
10,523,762
Consumer Staples Distribution & Retail 2.0%
Costco Wholesale Corp. 14,075 13,791,811
Dollar General Corp. 6,785 482,142
Dollar Tree, Inc.* 6,398 469,293
Kroger Co. (The) 21,284 1,311,946
Sysco Corp. 15,392 1,122,385
Target Corp. 14,628 2,017,347
Walgreens Boots Alliance, Inc. 24,244 249,228
Walmart, Inc. 137,891 13,535,381
32,979,533
Containers & Packaging 0.2%
Amcor plc 43,245 420,341
Avery Dennison Corp. 2,619 486,427
Ball Corp. 9,387 522,856
International Paper Co.(a) 10,931 608,091
Packaging Corp. of America 2,833 602,466
Common Stocks
Shares Value ($)
Containers & Packaging
Smurfit WestRock plc 16,066 852,944
3,493,125
Distributors 0.1%
Genuine Parts Co. 4,242 493,132
LKQ Corp. 8,428 315,123
Pool Corp.(a) 1,256 432,378
1,240,633
Diversified Telecommunication Services 0.7%
AT&T, Inc. 229,132 5,437,302
Verizon Communications, Inc. 133,478 5,257,699
10,695,001
Electric Utilities 1.5%
Alliant Energy Corp. 8,352 491,766
American Electric Power Co.,
Inc. 17,014 1,673,497
Constellation Energy Corp. 10,004 3,001,000
Duke Energy Corp. 24,422 2,735,020
Edison International 12,273 662,742
Entergy Corp. 13,662 1,107,715
Evergy, Inc.(a) 7,514 482,173
Eversource Energy 11,810 681,201
Exelon Corp. 32,094 1,283,760
FirstEnergy Corp. 15,961 635,248
NextEra Energy, Inc. 65,637 4,696,984
NRG Energy, Inc. 6,494 665,245
PG&E Corp. 68,335 1,069,443
Pinnacle West Capital Corp. 3,789 329,491
PPL Corp. 24,037 807,643
Southern Co. (The) 34,713 2,914,156
Xcel Energy, Inc.(a) 17,756 1,193,203
24,430,287
Electrical Equipment 0.8%
AMETEK, Inc. 7,260 1,339,905
Eaton Corp. plc 12,554 4,098,128
Emerson Electric Co. 18,082 2,349,756
GE Vernova, Inc. 8,699 3,243,683
Generac Holdings, Inc.* 2,042 304,932
Hubbell, Inc., Class B 1,704 720,809
Rockwell Automation, Inc. 3,548 987,870
13,045,083
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp., Class A 38,164 2,701,248
CDW Corp. 4,199 836,189
Corning, Inc. 24,815 1,292,365
Jabil, Inc. 3,541 575,094
Keysight Technologies, Inc.* 5,576 994,480
TE Connectivity plc 9,424 1,394,469
Teledyne Technologies, Inc.* 1,462 747,564
Trimble, Inc.* 7,776 582,889
Zebra Technologies Corp.,
Class A* 1,630 638,862
9,763,160
Energy Equipment & Services 0.2%
Baker Hughes Co., Class A 31,570 1,457,903
Halliburton Co. 26,984 702,124
Schlumberger NV(a) 45,426 1,829,759
3,989,786
Entertainment 1.4%
Electronic Arts, Inc. 7,714 948,128

66 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide S&P 500 Index Fund
Common Stocks
Shares Value ($)
Entertainment
Live Nation Entertainment,
Inc.* 5,126 741,630
Netflix, Inc.* 13,579 13,263,424
Take-Two Interactive Software,
Inc.* 5,240 972,072
Walt Disney Co. (The) 57,529 6,504,229
Warner Bros Discovery, Inc.* 70,984 741,073
23,170,556
Financial Services 4.5%
Apollo Global Management,
Inc. 14,200 2,427,916
Berkshire Hathaway, Inc.,
Class B* 58,228 27,289,717
Corpay, Inc.* 2,283 868,659
Fidelity National Information
Services, Inc. 16,863 1,373,829
Fiserv, Inc.* 18,073 3,904,491
Global Payments, Inc. 8,276 933,946
Jack Henry & Associates, Inc. 2,225 387,350
Mastercard, Inc., Class A 26,039 14,462,842
PayPal Holdings, Inc.* 31,848 2,821,096
Visa, Inc., Class A(a) 54,897 18,763,794
73,233,640
Food Products 0.6%
Archer-Daniels-Midland Co. 14,866 761,585
Bunge Global SA 4,197 319,518
Campbell's Co. (The) 5,805 225,060
Conagra Brands, Inc. 15,991 414,007
General Mills, Inc.(a) 17,942 1,079,032
Hershey Co. (The) 4,709 702,818
Hormel Foods Corp. 9,810 294,104
J M Smucker Co. (The) 3,352 358,295
Kellanova 8,284 677,051
Kraft Heinz Co. (The) 27,566 822,569
Lamb Weston Holdings, Inc.(a) 4,799 287,652
McCormick & Co., Inc.
(Non-Voting) 8,090 624,791
Mondelez International, Inc.,
Class A 42,325 2,454,427
Tyson Foods, Inc., Class A 9,097 513,890
9,534,799
Gas Utilities 0.0%
†
Atmos Energy Corp.(a) 5,000 712,550
Ground Transportation 0.9%
CSX Corp. 60,885 2,001,290
JB Hunt Transport Services,
Inc. 2,532 433,529
Norfolk Southern Corp. 7,138 1,822,331
Old Dominion Freight Line, Inc. 5,955 1,105,307
Uber Technologies, Inc.* 67,076 4,484,031
Union Pacific Corp. 19,234 4,765,993
14,612,481
Health Care Equipment & Supplies 2.4%
Abbott Laboratories 55,099 7,048,815
Align Technology, Inc.* 2,223 487,081
Baxter International, Inc. 15,398 501,359
Becton Dickinson & Co.(a) 9,197 2,277,177
Boston Scientific Corp.* 46,953 4,806,109
Cooper Cos., Inc. (The)* 6,416 619,465
Dexcom, Inc.* 12,561 1,090,672
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Edwards Lifesciences Corp.* 18,442 1,336,123
GE HealthCare Technologies,
Inc. 14,213 1,255,008
Hologic, Inc.* 7,298 526,478
IDEXX Laboratories, Inc.* 2,585 1,090,999
Insulet Corp.* 2,213 616,055
Intuitive Surgical, Inc.* 11,349 6,490,266
Medtronic plc 40,740 3,700,007
ResMed, Inc.(a) 4,659 1,100,363
Solventum Corp.* 4,669 345,786
STERIS plc 3,218 710,052
Stryker Corp. 10,932 4,277,582
Teleflex, Inc. 1,518 273,604
Zimmer Biomet Holdings, Inc. 6,192 677,900
39,230,901
Health Care Providers & Services 2.2%
Cardinal Health, Inc. 7,805 965,166
Cencora, Inc.(a) 5,604 1,424,593
Centene Corp.* 15,691 1,004,695
Cigna Group (The) 8,884 2,613,762
CVS Health Corp. 39,513 2,231,694
DaVita, Inc.* 1,358 239,280
Elevance Health, Inc. 7,407 2,930,950
HCA Healthcare, Inc. 5,794 1,911,498
Henry Schein, Inc.*(a) 3,736 298,880
Humana, Inc. 3,854 1,130,108
Labcorp Holdings, Inc. 2,683 670,213
McKesson Corp. 4,033 2,398,627
Molina Healthcare, Inc.* 1,775 550,978
Quest Diagnostics, Inc. 3,558 580,310
UnitedHealth Group, Inc. 29,235 15,859,695
Universal Health Services,
Inc., Class B 1,923 362,601
35,173,050
Health Care REITs 0.3%
Alexandria Real Estate
Equities, Inc. 5,122 498,627
Healthpeak Properties, Inc. 21,590 446,049
Ventas, Inc. 13,632 823,645
Welltower, Inc. 18,664 2,547,263
4,315,584
Hotel & Resort REITs 0.0%
†
Host Hotels & Resorts, Inc. 22,199 370,945
Hotels, Restaurants & Leisure 1.9%
Airbnb, Inc., Class A* 13,649 1,790,339
Booking Holdings, Inc. 1,051 4,979,176
Caesars Entertainment,
Inc.*(a) 6,912 249,178
Carnival Corp.* 31,842 881,068
Chipotle Mexican Grill, Inc.,
Class A* 43,286 2,525,738
Darden Restaurants, Inc. 3,656 713,797
Domino's Pizza, Inc. 1,142 512,895
Expedia Group, Inc.* 3,836 655,764
Hilton Worldwide Holdings,
Inc. 7,737 1,981,214
Las Vegas Sands Corp. 11,282 517,054
Marriott International, Inc.,
Class A 7,327 2,129,153
McDonald's Corp. 22,765 6,572,255

Nationwide S&P 500 Index Fund - January 31, 2025 (Unaudited) - Statement of Investments - 67
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
MGM Resorts International* 7,789 268,565
Norwegian Cruise Line
Holdings Ltd.*(a) 13,986 396,503
Royal Caribbean Cruises Ltd. 7,858 2,094,943
Starbucks Corp. 36,008 3,877,341
Wynn Resorts Ltd. 3,041 264,111
Yum! Brands, Inc. 8,759 1,143,050
31,552,144
Household Durables 0.3%
DR Horton, Inc. 9,389 1,332,299
Garmin Ltd. 4,942 1,066,731
Lennar Corp., Class A 7,662 1,005,561
Millrose Properties, Inc., Class
A*∞ 3,831 35,628
Mohawk Industries, Inc.* 1,661 203,140
NVR, Inc.* 98 785,586
PulteGroup, Inc. 6,279 714,425
5,143,370
Household Products 1.1%
Church & Dwight Co., Inc. 7,572 798,997
Clorox Co. (The) 4,001 634,878
Colgate-Palmolive Co. 25,841 2,240,415
Kimberly-Clark Corp. 10,742 1,396,138
Procter & Gamble Co. (The) 74,813 12,418,210
17,488,638
Independent Power and Renewable Electricity Producers
0.1%
AES Corp. (The) 22,264 244,904
Vistra Corp. 10,938 1,837,912
2,082,816
Industrial Conglomerates 0.4%
3M Co. 17,236 2,623,319
Honeywell International, Inc. 20,582 4,604,605
7,227,924
Industrial REITs 0.2%
Prologis, Inc. 29,687 3,540,175
Insurance 2.0%
Aflac, Inc. 15,716 1,687,584
Allstate Corp. (The) 8,516 1,637,882
American International Group,
Inc. 19,815 1,459,573
Aon plc, Class A 6,948 2,576,457
Arch Capital Group Ltd. 12,022 1,118,888
Arthur J Gallagher & Co. 7,861 2,372,607
Assurant, Inc. 1,564 336,557
Brown & Brown, Inc. 7,491 784,008
Chubb Ltd. 11,873 3,228,031
Cincinnati Financial Corp. 5,027 688,950
Erie Indemnity Co., Class A 822 331,225
Everest Group Ltd. 1,383 480,606
Globe Life, Inc. 2,785 340,021
Hartford Financial Services
Group, Inc. (The) 9,202 1,026,483
Loews Corp. 5,598 478,349
Marsh & McLennan Cos., Inc. 15,602 3,383,762
MetLife, Inc. 18,734 1,620,678
Principal Financial Group, Inc. 6,692 551,755
Progressive Corp. (The) 18,508 4,561,112
Prudential Financial, Inc. 11,451 1,382,823
Common Stocks
Shares Value ($)
Insurance
Travelers Cos., Inc. (The) 7,235 1,773,877
W R Berkley Corp. 9,838 578,770
Willis Towers Watson plc 3,114 1,026,266
33,426,264
Interactive Media & Services 7.1%
Alphabet, Inc., Class A 185,616 37,869,376
Alphabet, Inc., Class C 151,188 31,084,253
Match Group, Inc. 8,509 303,771
Meta Platforms, Inc., Class A 69,253 47,727,783
116,985,183
IT Services 1.2%
Accenture plc, Class A 19,850 7,641,258
Akamai Technologies, Inc.* 4,603 459,840
Cognizant Technology
Solutions Corp., Class A 15,984 1,320,438
EPAM Systems, Inc.* 1,874 475,921
Gartner, Inc.* 2,450 1,329,933
GoDaddy, Inc., Class A* 4,491 955,011
International Business
Machines Corp. 29,492 7,541,104
VeriSign, Inc.* 2,572 552,980
20,276,485
Leisure Products 0.0%
†
Hasbro, Inc. 4,174 241,424
Life Sciences Tools & Services 1.1%
Agilent Technologies, Inc. 9,003 1,364,135
Bio-Techne Corp. 5,266 387,314
Charles River Laboratories
International, Inc.*(a) 1,516 249,776
Danaher Corp. 20,525 4,571,739
IQVIA Holdings, Inc.* 5,460 1,099,426
Mettler-Toledo International,
Inc.* 655 893,708
Revvity, Inc.(a) 3,778 476,519
Thermo Fisher Scientific, Inc. 12,135 7,253,696
Waters Corp.* 1,867 775,701
West Pharmaceutical
Services, Inc. 2,346 801,276
17,873,290
Machinery 1.6%
Caterpillar, Inc. 15,337 5,696,775
Cummins, Inc. 4,318 1,538,288
Deere & Co. 8,083 3,852,035
Dover Corp. 4,357 887,434
Fortive Corp. 11,339 922,201
IDEX Corp. 2,366 530,717
Illinois Tool Works, Inc. 8,509 2,205,192
Ingersoll Rand, Inc. 12,643 1,185,913
Nordson Corp.(a) 1,649 363,143
Otis Worldwide Corp. 12,544 1,196,949
PACCAR, Inc. 16,775 1,860,012
Parker-Hannifin Corp. 4,064 2,873,451
Pentair plc 5,202 539,343
Snap-on, Inc. 1,606 570,371
Stanley Black & Decker, Inc. 5,079 447,308
Westinghouse Air Brake
Technologies Corp. 5,524 1,148,550
Xylem, Inc. 7,856 974,458
26,792,140

68 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide S&P 500 Index Fund
Common Stocks
Shares Value ($)
Media 0.4%
Charter Communications, Inc.,
Class A* 3,013 1,040,961
Comcast Corp., Class A 121,259 4,081,578
Fox Corp., Class A 7,461 381,854
Fox Corp., Class B 3,814 185,360
Interpublic Group of Cos., Inc.
(The) 11,077 317,578
News Corp., Class A 11,887 334,262
News Corp., Class B(a) 3,166 100,204
Omnicom Group, Inc. 6,292 546,083
Paramount Global, Class B 20,743 225,684
7,213,564
Metals & Mining 0.3%
Freeport-McMoRan, Inc. 45,117 1,617,444
Newmont Corp. 35,583 1,520,106
Nucor Corp. 7,636 980,691
Steel Dynamics, Inc. 4,683 600,361
4,718,602
Multi-Utilities 0.6%
Ameren Corp. 8,587 808,896
CenterPoint Energy, Inc. 21,304 693,871
CMS Energy Corp.(a) 9,182 606,012
Consolidated Edison, Inc. 11,281 1,057,481
Dominion Energy, Inc. 26,402 1,467,687
DTE Energy Co. 6,509 780,299
NiSource, Inc. 14,623 545,438
Public Service Enterprise
Group, Inc. 15,785 1,318,679
Sempra 20,224 1,677,176
WEC Energy Group, Inc. 9,976 990,218
9,945,757
Office REITs 0.0%
†
BXP, Inc. 4,321 316,038
Oil, Gas & Consumable Fuels 2.9%
APA Corp.(a) 12,220 267,985
Chevron Corp. 53,092 7,920,795
ConocoPhillips 41,093 4,061,221
Coterra Energy, Inc. 23,597 654,109
Devon Energy Corp. 19,376 660,722
Diamondback Energy, Inc. 5,855 962,328
EOG Resources, Inc. 17,867 2,247,490
EQT Corp. 18,970 969,746
Exxon Mobil Corp. 139,620 14,915,605
Hess Corp. 8,630 1,199,829
Kinder Morgan, Inc. 62,373 1,714,010
Marathon Petroleum Corp.(a) 10,210 1,487,699
Occidental Petroleum Corp. 21,500 1,002,975
ONEOK, Inc. 19,921 1,935,724
Phillips 66 12,929 1,523,941
Targa Resources Corp. 7,011 1,379,765
Texas Pacific Land Corp. 607 787,382
Valero Energy Corp.(a) 10,226 1,360,058
Williams Cos., Inc. (The) 38,401 2,128,567
47,179,951
Passenger Airlines 0.2%
Delta Air Lines, Inc. 20,750 1,395,853
Southwest Airlines Co.(a) 19,716 605,478
United Airlines Holdings, Inc.* 10,352 1,095,656
3,096,987
Common Stocks
Shares Value ($)
Personal Care Products 0.1%
Estee Lauder Cos., Inc. (The),
Class A 7,096 592,019
Kenvue, Inc. 60,699 1,292,282
1,884,301
Pharmaceuticals 3.1%
Bristol-Myers Squibb Co. 64,430 3,798,149
Eli Lilly & Co. 25,030 20,301,332
Johnson & Johnson 76,484 11,637,041
Merck & Co., Inc. 80,360 7,941,175
Pfizer, Inc. 180,887 4,797,123
Viatris, Inc. 37,393 421,793
Zoetis, Inc., Class A 14,328 2,448,655
51,345,268
Professional Services 0.6%
Automatic Data Processing,
Inc. 12,944 3,922,162
Broadridge Financial
Solutions, Inc. 3,596 856,639
Dayforce, Inc.*(a) 5,099 360,703
Equifax, Inc. 3,972 1,091,426
Jacobs Solutions, Inc. 4,061 569,068
Leidos Holdings, Inc. 4,108 583,459
Paychex, Inc. 10,165 1,501,066
Paycom Software, Inc. 1,618 335,832
Verisk Analytics, Inc., Class A 4,564 1,311,876
10,532,231
Real Estate Management & Development 0.2%
CBRE Group, Inc., Class A* 9,583 1,387,043
CoStar Group, Inc.* 13,001 995,877
2,382,920
Residential REITs 0.3%
AvalonBay Communities, Inc. 4,555 1,008,978
Camden Property Trust 3,299 375,129
Equity Residential 10,892 769,302
Essex Property Trust, Inc. 2,056 585,076
Invitation Homes, Inc. 18,206 567,117
Mid-America Apartment
Communities, Inc. 3,623 552,797
UDR, Inc. 9,581 399,911
4,258,310
Retail REITs 0.3%
Federal Realty Investment
Trust 2,215 240,615
Kimco Realty Corp. 20,938 470,058
Realty Income Corp. 27,997 1,529,756
Regency Centers Corp. 5,396 387,649
Simon Property Group, Inc. 9,845 1,711,652
4,339,730
Semiconductors & Semiconductor Equipment 10.4%
Advanced Micro Devices, Inc.* 51,449 5,965,512
Analog Devices, Inc. 15,779 3,343,412
Applied Materials, Inc. 26,135 4,713,447
Broadcom, Inc. 148,371 32,830,051
Enphase Energy, Inc.* 4,611 287,173
First Solar, Inc.* 3,381 566,385
Intel Corp. 136,693 2,655,945
KLA Corp. 4,245 3,133,829
Lam Research Corp. 40,874 3,312,838
Microchip Technology, Inc. 16,649 904,041

Nationwide S&P 500 Index Fund - January 31, 2025 (Unaudited) - Statement of Investments - 69
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Micron Technology, Inc. 35,261 3,217,214
Monolithic Power Systems,
Inc. 1,543 983,462
NVIDIA Corp. 779,251 93,564,668
NXP Semiconductors NV 8,119 1,693,217
ON Semiconductor Corp.* 13,283 695,232
QUALCOMM, Inc. 35,293 6,103,219
Skyworks Solutions, Inc. 5,237 464,836
Teradyne, Inc. 5,198 601,876
Texas Instruments, Inc. 28,946 5,343,721
170,380,078
Software 10.1%
Adobe, Inc.* 13,984 6,117,301
ANSYS, Inc.* 2,788 977,194
Autodesk, Inc.* 6,909 2,151,048
Cadence Design Systems,
Inc.* 8,738 2,600,604
Crowdstrike Holdings, Inc.,
Class A* 7,446 2,964,029
Fair Isaac Corp.* 779 1,459,503
Fortinet, Inc.* 20,194 2,037,171
Gen Digital, Inc. 17,683 475,849
Intuit, Inc. 8,939 5,376,898
Microsoft Corp. 236,186 98,031,361
Oracle Corp. 50,926 8,660,476
Palantir Technologies, Inc.,
Class A* 64,215 5,297,095
Palo Alto Networks, Inc.* 20,886 3,851,796
PTC, Inc.* 3,796 734,450
Roper Technologies, Inc. 3,436 1,977,933
Salesforce, Inc. 30,370 10,377,429
ServiceNow, Inc.* 6,544 6,664,279
Synopsys, Inc.* 4,885 2,566,970
Tyler Technologies, Inc.* 1,342 807,401
Workday, Inc., Class A*(a) 6,766 1,773,098
164,901,885
Specialized REITs 0.9%
American Tower Corp. 14,829 2,742,624
Crown Castle, Inc. 13,797 1,231,796
Digital Realty Trust, Inc. 9,885 1,619,756
Equinix, Inc. 3,059 2,794,886
Extra Space Storage, Inc. 6,854 1,055,516
Iron Mountain, Inc. 9,216 936,069
Public Storage 5,073 1,514,189
SBA Communications Corp.,
Class A 3,459 683,360
VICI Properties, Inc., Class A 33,744 1,004,559
Weyerhaeuser Co. 23,048 705,730
14,288,485
Specialty Retail 1.9%
AutoZone, Inc.* 531 1,778,962
Best Buy Co., Inc. 6,181 530,701
CarMax, Inc.* 4,772 408,674
Home Depot, Inc. (The) 31,554 12,999,617
Lowe's Cos., Inc. 18,007 4,682,540
O'Reilly Automotive, Inc.* 1,832 2,371,377
Ross Stores, Inc. 10,634 1,601,055
TJX Cos., Inc. (The) 35,667 4,450,885
Tractor Supply Co. 17,575 955,377
Common Stocks
Shares Value ($)
Specialty Retail
Ulta Beauty, Inc.* 1,528 629,765
30,408,953
Technology Hardware, Storage & Peripherals 7.3%
Apple, Inc. 480,188 113,324,368
Dell Technologies, Inc., Class
C 9,120 944,832
Hewlett Packard Enterprise
Co. 42,204 894,303
HP, Inc. 30,989 1,007,142
NetApp, Inc. 6,510 794,871
Seagate Technology Holdings
plc 6,985 673,075
Super Micro Computer, Inc.*(a) 15,537 443,115
Western Digital Corp.* 10,746 699,887
118,781,593
Textiles, Apparel & Luxury Goods 0.4%
Deckers Outdoor Corp.* 4,887 866,758
Lululemon Athletica, Inc.*(a) 3,548 1,469,582
NIKE, Inc., Class B 37,822 2,908,512
Ralph Lauren Corp., Class A 1,213 302,886
Tapestry, Inc.(a) 7,145 521,156
6,068,894
Tobacco 0.6%
Altria Group, Inc. 53,840 2,812,063
Philip Morris International, Inc. 49,393 6,430,969
9,243,032
Trading Companies & Distributors 0.3%
Fastenal Co. 18,025 1,320,151
United Rentals, Inc. 2,118 1,605,571
WW Grainger, Inc. 1,424 1,513,242
4,438,964
Water Utilities 0.1%
American Water Works Co.,
Inc. 6,345 790,841
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc. 15,484 3,607,307
Total Common Stocks
(cost $630,908,747) 1,625,115,183

70 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide S&P 500 Index Fund
Repurchase Agreement 0.0%
†
Principal
Amount ($) Value ($)
CF Secured, LLC,
4.33%, dated 1/31/2025,
due 2/3/2025, repurchase
price $379,099,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.50%, maturing
2/28/2025 - 11/15/2054;
total market value
$386,680.(b) 378,962 378,962
Total Repurchase Agreement
(cost $378,962) 378,962
Total Investments
(cost $631,287,709) — 99.3% 1,625,494,145
Other assets in excess of liabilities — 0.7% 11,904,139
NET ASSETS — 100.0%
$ 1,637,398,284
* Denotes a non-income producing security.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
January 31, 2025. The total value of securities on loan as of
January 31, 2025 was $38,621,437, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $378,962 and by $39,506,186 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 6.13%, and maturity
dates ranging from 2/4/2025 – 8/15/2054, a total value of
$39,885,148.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2025 was $378,962.
REIT Real Estate Investment Trust
Futures contracts outstanding as of January 31, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 44 3/2025 USD 13,347,950 89,097
Net contracts 89,097
Currency:
USD United States Dollar

Nationwide S&P 500 Index Fund - January 31, 2025 (Unaudited) - Statement of Investments - 71
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

72 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide S&P 500 Index Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ 31,487,418 $ – $ – $ 31,487,418
Air Freight & Logistics 5,416,785 – – 5,416,785
Automobile Components 654,625 – – 654,625
Automobiles 38,880,631 – – 38,880,631
Banks 58,544,383 – – 58,544,383
Beverages 18,033,523 – – 18,033,523
Biotechnology 26,591,325 – – 26,591,325
Broadline Retail 71,695,333 – – 71,695,333
Building Products 8,354,726 – – 8,354,726
Capital Markets 53,399,366 – – 53,399,366
Chemicals 21,225,616 – – 21,225,616
Commercial Services & Supplies 9,027,291 – – 9,027,291
Communications Equipment 14,856,119 – – 14,856,119
Construction & Engineering 1,434,385 – – 1,434,385
Construction Materials 2,245,237 – – 2,245,237
Consumer Finance 10,523,762 – – 10,523,762
Consumer Staples Distribution & Retail 32,979,533 – – 32,979,533
Containers & Packaging 3,493,125 – – 3,493,125
Distributors 1,240,633 – – 1,240,633
Diversified Telecommunication Services 10,695,001 – – 10,695,001
Electric Utilities 24,430,287 – – 24,430,287
Electrical Equipment 13,045,083 – – 13,045,083
Electronic Equipment, Instruments &
Components 9,763,160 – – 9,763,160
Energy Equipment & Services 3,989,786 – – 3,989,786
Entertainment 23,170,556 – – 23,170,556
Financial Services 73,233,640 – – 73,233,640
Food Products 9,534,799 – – 9,534,799
Gas Utilities 712,550 – – 712,550
Ground Transportation 14,612,481 – – 14,612,481
Health Care Equipment & Supplies 39,230,901 – – 39,230,901
Health Care Providers & Services 35,173,050 – – 35,173,050
Health Care REITs 4,315,584 – – 4,315,584
Hotel & Resort REITs 370,945 – – 370,945
Hotels, Restaurants & Leisure 31,552,144 – – 31,552,144
Household Durables 5,107,742 35,628 – 5,143,370
Household Products 17,488,638 – – 17,488,638
Independent Power and Renewable
Electricity Producers 2,082,816 – – 2,082,816
Industrial Conglomerates 7,227,924 – – 7,227,924
Industrial REITs 3,540,175 – – 3,540,175
Insurance 33,426,264 – – 33,426,264
Interactive Media & Services 116,985,183 – – 116,985,183
IT Services 20,276,486 – – 20,276,486
Leisure Products 241,424 – – 241,424
Life Sciences Tools & Services 17,873,290 – – 17,873,290
Machinery 26,792,140 – – 26,792,140
Media 7,213,564 – – 7,213,564
Metals & Mining 4,718,602 – – 4,718,602
Multi-Utilities 9,945,757 – – 9,945,757
Office REITs 316,038 – – 316,038
Oil, Gas & Consumable Fuels 47,179,951 – – 47,179,951
Passenger Airlines 3,096,987 – – 3,096,987
Personal Care Products 1,884,301 – – 1,884,301
Pharmaceuticals 51,345,268 – – 51,345,268
Professional Services 10,532,231 – – 10,532,231
Real Estate Management & Development 2,382,920 – – 2,382,920
Residential REITs 4,258,310 – – 4,258,310
Retail REITs 4,339,730 – – 4,339,730

Nationwide S&P 500 Index Fund - January 31, 2025 (Unaudited) - Statement of Investments - 73
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2025. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
Level 1 Level 2 Level 3 Total
Assets:
Semiconductors & Semiconductor
Equipment $ 170,380,077 $ – $ – $ 170,380,077
Software 164,901,885 – – 164,901,885
Specialized REITs 14,288,485 – – 14,288,485
Specialty Retail 30,408,953 – – 30,408,953
Technology Hardware, Storage &
Peripherals 118,781,593 – – 118,781,593
Textiles, Apparel & Luxury Goods 6,068,894 – – 6,068,894
Tobacco 9,243,032 – – 9,243,032
Trading Companies & Distributors 4,438,964 – – 4,438,964
Water Utilities 790,841 – – 790,841
Wireless Telecommunication Services 3,607,307 – – 3,607,307
Total Common Stocks $ 1,625,079,555 $ 35,628 $ – $ 1,625,115,183
Futures Contracts 89,097 – – 89,097
Repurchase Agreement – 378,962 – 378,962
Total $ 1,625,168,652 $ 414,590 $ – $ 1,625,583,242

74 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide S&P 500 Index Fund
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of January 31, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of January 31, 2025:
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 89,097
Total $ 89,097
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Small Cap Index Fund - January 31, 2025 (Unaudited) - Statement of Investments - 75
Closed End Fund 0 .0%
†
Principal
Amount ($) Value ($)
Diversified REITs 0 .0%
†
NexPoint Diversified Real
Estate Trust 3,198 17,685
Total Closed End Fund
(cost  $32,821) 17,685
Common Stocks 99 .6%
Shares Value ($)
Aerospace & Defense 1 .5%
AAR Corp.* 3,003 203,483
AeroVironment, Inc.* 2,443 440,106
AerSale Corp.* 2,038 13,797
Archer Aviation, Inc., Class
A*(a) 20,624 194,897
Astronics Corp.* 2,364 41,843
Byrna Technologies, Inc.* 1,601 43,291
Cadre Holdings, Inc.(a) 2,163 83,384
Ducommun, Inc.* 1,249 85,407
Eve Holding, Inc.*(a) 4,262 21,864
Intuitive Machines, Inc.*(a) 2,697 58,471
Kratos Defense & Security
Solutions, Inc.* 12,863 429,238
Leonardo DRS, Inc.* 6,365 223,730
Mercury Systems, Inc.* 4,514 188,189
Moog, Inc., Class A 2,469 448,518
National Presto Industries, Inc. 469 45,104
Park Aerospace Corp. 1,559 22,590
Redwire Corp.*(a) 2,049 49,012
Rocket Lab USA, Inc.*(a) 30,038 872,604
Triumph Group, Inc.* 6,174 115,701
V2X, Inc.* 1,265 65,944
Virgin Galactic Holdings,
Inc.*(a) 2,618 12,462
VirTra, Inc.*(a) 969 6,172
3,665,807
Air Freight & Logistics 0 .2%
Air Transport Services Group,
Inc.*(a) 4,479 99,524
Forward Air Corp.*(a) 2,272 73,272
Hub Group, Inc., Class A 5,238 233,667
Radiant Logistics, Inc.* 3,719 26,107
432,570
Automobile Components 1 .1%
Adient plc* 6,873 119,796
American Axle &
Manufacturing Holdings,
Inc.* 10,514 54,988
Cooper-Standard Holdings,
Inc.* 1,496 23,068
Dana, Inc. 11,247 179,277
Dorman Products, Inc.* 2,248 295,118
Fox Factory Holding Corp.* 3,762 102,778
Gentherm, Inc.* 2,729 104,111
Goodyear Tire & Rubber Co.
(The)* 25,047 222,167
Holley, Inc.* 4,418 13,475
LCI Industries 2,160 226,346
Luminar Technologies, Inc.,
Class A*(a) 2,049 11,782
Modine Manufacturing Co.* 4,432 449,626
Common Stocks
Shares Value ($)
Automobile Components
Patrick Industries, Inc.(a) 2,842 276,072
Phinia, Inc. 3,629 184,680
Solid Power, Inc.*(a) 13,746 19,107
Standard Motor Products, Inc.
(a) 1,843 57,170
Stoneridge, Inc.* 2,448 12,656
Visteon Corp.* 2,361 198,466
XPEL, Inc. Reg. S*(a) 2,147 90,024
2,640,707
Automobiles 0 .1%
Livewire Group, Inc.* 1,723 5,428
Winnebago Industries, Inc. 2,483 118,687
124,115
Banks 10 .3%
1st Source Corp. 1,585 99,411
ACNB Corp. 702 28,852
Amalgamated Financial Corp. 1,507 52,655
Amerant Bancorp, Inc., Class
A 3,082 71,502
Ameris Bancorp 5,598 367,509
Ames National Corp. 815 14,776
Arrow Financial Corp. 1,331 35,418
Associated Banc-Corp. 13,821 347,460
Atlantic Union Bankshares
Corp. 7,858 296,797
Axos Financial, Inc.* 4,797 335,454
Banc of California, Inc. 12,042 192,913
BancFirst Corp. 1,724 205,294
Bancorp, Inc. (The)*(a) 4,081 249,186
Bank First Corp.(a) 835 84,485
Bank of Hawaii Corp. 3,410 254,079
Bank of Marin Bancorp 1,276 32,245
Bank of NT Butterfield & Son
Ltd. (The) 3,751 137,624
Bank7 Corp. 353 15,165
BankUnited, Inc. 6,556 269,517
Bankwell Financial Group, Inc. 706 22,013
Banner Corp. 2,948 208,335
Bar Harbor Bankshares 1,296 41,057
BayCom Corp. 972 27,206
BCB Bancorp, Inc. 973 10,538
Berkshire Hills Bancorp, Inc. 3,916 115,170
Blue Foundry Bancorp* 1,650 16,087
Bridgewater Bancshares, Inc.* 1,547 21,844
Brookline Bancorp, Inc. 7,431 90,881
Burke & Herbert Financial
Services Corp. 1,205 77,494
Business First Bancshares,
Inc. 2,055 55,464
Byline Bancorp, Inc. 2,657 77,956
Cadence Bank 15,354 540,461
California BanCorp* 2,163 35,906
Camden National Corp. 1,230 55,793
Capital Bancorp, Inc. 850 26,367
Capital City Bank Group, Inc. 1,220 45,006
Capitol Federal Financial, Inc. 11,176 66,497
Carter Bankshares, Inc.* 2,015 35,504
Cathay General Bancorp 5,951 282,613
Central Pacific Financial Corp. 2,361 70,570
Chemung Financial Corp. 331 16,732

76 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Banks
ChoiceOne Financial Services,
Inc. 661 22,150
Citizens & Northern Corp. 1,303 27,793
Citizens Financial Services,
Inc. 360 22,046
City Holding Co. 1,291 152,506
Civista Bancshares, Inc. 1,468 32,384
CNB Financial Corp. 1,946 49,234
Coastal Financial Corp.*(a) 957 85,345
Colony Bankcorp, Inc. 1,315 22,158
Columbia Financial, Inc.*(a) 2,245 33,204
Community Financial System,
Inc. 4,383 287,218
Community Trust Bancorp, Inc. 1,373 73,469
Community West Bancshares 1,621 31,593
ConnectOne Bancorp, Inc. 3,288 83,318
CrossFirst Bankshares, Inc.* 3,832 62,232
Customers Bancorp, Inc.* 2,598 148,034
CVB Financial Corp. 11,578 241,285
Dime Community Bancshares,
Inc. 3,024 94,439
Eagle Bancorp, Inc. 2,522 66,102
Eastern Bankshares, Inc. 16,761 307,732
Enterprise Bancorp, Inc. 811 34,330
Enterprise Financial Services
Corp. 3,280 196,275
Equity Bancshares, Inc., Class
A 1,232 53,715
Esquire Financial Holdings,
Inc. 597 53,354
ESSA Bancorp, Inc. 808 16,895
Farmers & Merchants
Bancorp, Inc. 1,241 33,718
Farmers National Banc Corp. 3,247 44,679
FB Financial Corp. 3,053 161,229
Fidelity D&D Bancorp, Inc. 441 19,757
Financial Institutions, Inc. 1,290 34,017
First Bancorp 17,700 450,275
First Bancorp, Inc. (The) 1,016 26,253
First Bancshares, Inc. (The) 2,438 93,497
First Bank 2,164 32,914
First Busey Corp. 4,463 108,362
First Business Financial
Services, Inc. 696 35,955
First Commonwealth Financial
Corp. 8,117 135,392
First Community Bankshares,
Inc. 1,444 62,626
First Financial Bancorp 7,751 217,183
First Financial Bankshares,
Inc. 11,139 415,039
First Financial Corp. 1,067 51,419
First Financial Northwest, Inc. 656 13,868
First Foundation, Inc. 5,542 28,541
First Internet Bancorp 778 25,339
First Interstate BancSystem,
Inc., Class A 6,824 224,851
First Merchants Corp. 5,107 226,955
First Mid Bancshares, Inc. 1,845 69,981
First of Long Island Corp.
(The) 2,185 28,405
Common Stocks
Shares Value ($)
Banks
First Western Financial, Inc.* 497 10,487
Five Star Bancorp 1,376 41,844
Flagstar Financial, Inc.(a) 22,003 260,295
Flushing Financial Corp. 2,284 31,862
FS Bancorp, Inc. 627 25,356
Fulton Financial Corp. 15,350 312,219
FVCBankcorp, Inc.* 1,611 19,445
German American Bancorp,
Inc.(a) 2,426 100,267
Glacier Bancorp, Inc. 9,750 484,282
Great Southern Bancorp, Inc. 783 46,033
Greene County Bancorp, Inc. 583 15,449
Guaranty Bancshares, Inc. 792 32,559
Hancock Whitney Corp. 7,512 448,767
Hanmi Financial Corp. 2,619 62,908
HarborOne Bancorp, Inc. 3,418 37,154
HBT Financial, Inc. 1,117 27,165
Heartland Financial USA, Inc. 3,740 241,866
Heritage Commerce Corp. 4,949 47,956
Heritage Financial Corp. 2,981 76,612
Hilltop Holdings, Inc. 3,865 116,646
Hingham Institution for
Savings(a) 139 35,480
Home Bancorp, Inc. 584 29,317
Home BancShares, Inc. 15,834 478,028
HomeStreet, Inc.* 1,670 16,817
HomeTrust Bancshares, Inc. 1,349 49,603
Hope Bancorp, Inc. 10,499 122,418
Horizon Bancorp, Inc. 3,584 60,175
Independent Bank Corp. 5,279 302,153
International Bancshares Corp. 4,789 315,547
Investar Holding Corp. 920 17,544
John Marshall Bancorp, Inc. 1,161 21,954
Kearny Financial Corp. 4,981 34,369
Lakeland Financial Corp. 2,033 138,325
LCNB Corp. 1,001 15,475
LINKBANCORP, Inc. 1,888 13,348
Live Oak Bancshares, Inc. 3,009 106,789
Mercantile Bank Corp. 1,338 65,308
Metrocity Bankshares, Inc. 1,755 54,159
Metropolitan Bank Holding
Corp.* 935 59,962
Mid Penn Bancorp, Inc.(a) 1,338 40,301
Middlefield Banc Corp.(a) 744 19,277
Midland States Bancorp, Inc. 1,730 33,320
MidWestOne Financial Group,
Inc. 1,433 45,326
MVB Financial Corp. 976 19,042
National Bank Holdings Corp.,
Class A 3,128 134,911
National Bankshares, Inc. 547 16,076
NB Bancorp, Inc.* 3,219 61,676
NBT Bancorp, Inc. 3,906 186,043
Nicolet Bankshares, Inc. 1,165 130,631
Northeast Bank 575 58,190
Northeast Community
Bancorp, Inc. 1,005 24,924
Northfield Bancorp, Inc. 3,377 39,410
Northrim Bancorp, Inc. 521 44,353
Northwest Bancshares, Inc.(a) 11,140 147,159
Norwood Financial Corp. 698 18,581
Oak Valley Bancorp 637 16,479

Nationwide Small Cap Index Fund - January 31, 2025 (Unaudited) - Statement of Investments - 77
Common Stocks
Shares Value ($)
Banks
OceanFirst Financial Corp. 4,998 89,764
OFG Bancorp 4,070 173,830
Old National Bancorp 27,354 652,393
Old Second Bancorp, Inc. 3,721 69,918
Orange County Bancorp, Inc. 966 24,990
Origin Bancorp, Inc. 2,498 94,724
Orrstown Financial Services,
Inc. 1,607 58,398
Pacific Premier Bancorp, Inc. 8,169 211,577
Park National Corp. 1,211 205,519
Parke Bancorp, Inc. 1,095 22,163
Pathward Financial, Inc. 2,160 172,217
PCB Bancorp 1,142 22,029
Peapack-Gladstone Financial
Corp. 1,466 46,399
Peoples Bancorp of North
Carolina, Inc. 438 12,479
Peoples Bancorp, Inc. 3,004 98,081
Peoples Financial Services
Corp.(a) 843 43,389
Pioneer Bancorp, Inc.* 658 7,620
Plumas Bancorp 518 23,621
Ponce Financial Group, Inc.* 1,936 25,691
Preferred Bank 816 74,550
Premier Financial Corp. 3,038 84,548
Primis Financial Corp. 1,688 18,720
Princeton Bancorp, Inc. 481 14,680
Provident Bancorp, Inc.* 1,076 12,600
Provident Financial Services,
Inc. 10,814 200,816
QCR Holdings, Inc. 1,341 104,276
RBB Bancorp 1,657 31,168
Red River Bancshares, Inc. 432 24,106
Renasant Corp.(a) 5,403 210,069
Republic Bancorp, Inc., Class
A 725 47,451
S&T Bancorp, Inc. 3,300 130,152
Sandy Spring Bancorp, Inc. 3,865 130,753
Seacoast Banking Corp. of
Florida 7,062 200,914
ServisFirst Bancshares, Inc. 4,417 400,489
Shore Bancshares, Inc. 2,830 46,270
Sierra Bancorp 1,149 34,631
Simmons First National Corp.,
Class A 10,921 248,125
SmartFinancial, Inc. 1,478 52,114
South Plains Financial, Inc. 1,038 37,295
Southern First Bancshares,
Inc.* 712 26,202
Southern Missouri Bancorp,
Inc.(a) 837 49,534
Southern States Bancshares,
Inc. 710 23,345
Southside Bancshares, Inc. 2,523 79,298
SouthState Corp. 8,492 896,670
Stellar Bancorp, Inc. 4,356 123,710
Sterling Bancorp, Inc.* 1,601 7,541
Stock Yards Bancorp, Inc. 2,230 164,373
Texas Capital Bancshares,
Inc.* 3,923 309,721
Third Coast Bancshares, Inc.* 1,009 36,374
Common Stocks
Shares Value ($)
Banks
Timberland Bancorp, Inc. 714 21,434
Tompkins Financial Corp. 1,101 77,147
Towne Bank 6,160 220,343
TriCo Bancshares 2,794 122,573
Triumph Financial, Inc.*(a) 1,948 150,113
TrustCo Bank Corp. 1,701 54,704
Trustmark Corp. 5,040 189,000
UMB Financial Corp.(a) 3,912 461,225
United Bankshares, Inc. 11,476 441,826
United Community Banks, Inc. 10,259 340,291
Unity Bancorp, Inc. 713 34,474
Univest Financial Corp. 2,494 75,793
USCB Financial Holdings, Inc. 771 14,634
Valley National Bancorp 40,706 418,458
Veritex Holdings, Inc. 4,372 117,170
Virginia National Bankshares
Corp. 447 16,298
WaFd, Inc. 5,757 170,868
Washington Trust Bancorp,
Inc. 1,416 46,402
WesBanco, Inc. 4,796 168,052
West Bancorp, Inc. 1,268 27,807
Westamerica Bancorp 2,158 111,698
WSFS Financial Corp. 5,118 286,608
24,620,759
Beverages 0 .3%
MGP Ingredients, Inc. 1,315 47,511
National Beverage Corp. 1,933 81,283
Primo Brands Corp., Class A 13,821 447,386
Vita Coco Co., Inc. (The)* 3,396 127,146
703,326
Biotechnology 8 .3%
2seventy bio, Inc.*(a) 4,753 12,643
4D Molecular Therapeutics,
Inc.*(a) 4,604 25,782
89bio, Inc.* 6,865 65,904
Absci Corp.*(a) 7,439 27,599
ACADIA Pharmaceuticals,
Inc.* 10,495 195,837
ACELYRIN, Inc.* 7,362 14,503
Achieve Life Sciences, Inc.*(a) 3,427 11,206
Acrivon Therapeutics, Inc.* 1,378 8,364
Actinium Pharmaceuticals,
Inc.* 2,461 2,855
Acumen Pharmaceuticals,
Inc.* 3,870 5,805
ADC Therapeutics SA* 6,467 10,865
ADMA Biologics, Inc.* 19,692 318,026
Adverum Biotechnologies,
Inc.*(a) 1,922 8,111
Aerovate Therapeutics, Inc.* 1,087 2,848
Agenus, Inc.*(a) 1,693 6,433
Agios Pharmaceuticals, Inc.* 4,961 170,609
Akebia Therapeutics, Inc.* 18,066 40,468
Akero Therapeutics, Inc.* 6,000 324,480
Aldeyra Therapeutics, Inc.* 4,407 23,093
Alector, Inc.*(a) 7,991 13,265
Alkermes plc* 14,034 442,492
Allogene Therapeutics, Inc.*(a) 10,267 18,481
Altimmune, Inc.*(a) 6,512 43,240

78 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Biotechnology
ALX Oncology Holdings,
Inc.*(a) 3,493 5,100
Amicus Therapeutics, Inc.* 25,310 242,470
AnaptysBio, Inc.* 1,750 31,377
Anavex Life Sciences
Corp.*(a) 6,341 58,781
Anika Therapeutics, Inc.* 974 16,616
Annexon, Inc.* 7,633 29,311
Apogee Therapeutics, Inc.* 3,369 139,342
Applied Therapeutics, Inc.*(a) 8,021 4,704
Arbutus Biopharma Corp.* 13,026 43,377
Arcellx, Inc.* 3,732 254,261
Arcturus Therapeutics
Holdings, Inc.*(a) 1,734 29,426
Arcus Biosciences, Inc.* 4,875 62,887
Arcutis Biotherapeutics, Inc.* 9,262 122,629
Ardelyx, Inc.* 20,093 107,698
ArriVent Biopharma, Inc.* 2,468 70,437
Arrowhead Pharmaceuticals,
Inc.* 10,480 208,342
ARS Pharmaceuticals, Inc.* 4,035 52,536
Artiva Biotherapeutics, Inc.*(a) 1,089 5,532
Astria Therapeutics, Inc.* 4,320 33,955
Atossa Therapeutics, Inc.*(a) 11,688 9,840
Aura Biosciences, Inc.*(a) 4,209 33,041
Aurinia Pharmaceuticals, Inc.* 11,791 93,738
Avid Bioservices, Inc.* 5,245 65,458
Avidity Biosciences, Inc.* 9,567 315,041
Avita Medical, Inc.*(a) 2,379 21,649
Beam Therapeutics, Inc.*(a) 6,761 175,245
Bicara Therapeutics, Inc.* 1,610 20,318
BioCryst Pharmaceuticals,
Inc.* 18,088 142,895
Biohaven Ltd.* 7,476 285,957
Biomea Fusion, Inc.*(a) 2,286 9,555
Black Diamond Therapeutics,
Inc.* 3,967 10,394
Bluebird Bio, Inc.*(a) 809 6,270
Blueprint Medicines Corp.* 5,416 609,462
Boundless Bio, Inc.*(a) 2,901 6,643
Bridgebio Pharma, Inc.* 12,205 417,533
C4 Therapeutics, Inc.* 5,461 18,950
Cabaletta Bio, Inc.* 4,112 9,828
CAMP4 Therapeutics Corp.* 1,263 6,075
Candel Therapeutics, Inc.*(a) 1,866 13,193
Capricor Therapeutics, Inc.*(a) 3,173 47,722
Cardiff Oncology, Inc.*(a) 3,660 14,750
CareDx, Inc.* 4,243 98,862
Cargo Therapeutics, Inc.* 3,066 11,038
Caribou Biosciences, Inc.* 6,896 9,861
Cartesian Therapeutics, Inc.* 660 12,745
Catalyst Pharmaceuticals,
Inc.* 9,774 220,501
Celcuity, Inc.* 2,744 32,791
Celldex Therapeutics, Inc.*(a) 5,661 138,638
Century Therapeutics, Inc.*(a) 4,528 3,716
CervoMed, Inc.* 500 1,130
CG oncology, Inc.*(a) 4,076 122,565
Cibus, Inc., Class A*(a) 1,369 3,409
Climb Bio, Inc.* 2,493 4,737
Cogent Biosciences, Inc.* 7,653 71,249
Coherus Biosciences, Inc.*(a) 9,257 10,923
Common Stocks
Shares Value ($)
Biotechnology
Compass Therapeutics, Inc.* 8,635 27,805
Corbus Pharmaceuticals
Holdings, Inc.*(a) 940 9,203
Crinetics Pharmaceuticals,
Inc.* 7,641 307,932
Cullinan Therapeutics, Inc.* 4,634 48,935
Cytokinetics, Inc.* 9,806 485,005
Day One Biopharmaceuticals,
Inc.*(a) 4,247 52,535
Denali Therapeutics, Inc.*(a) 10,382 241,901
Design Therapeutics, Inc.*(a) 2,040 9,894
Dianthus Therapeutics, Inc.*(a) 2,200 48,730
Disc Medicine, Inc.* 1,769 98,710
Dynavax Technologies
Corp.*(a) 11,406 148,848
Dyne Therapeutics, Inc.* 7,162 101,844
Editas Medicine, Inc.*(a) 7,650 10,022
Elevation Oncology, Inc.*(a) 4,777 3,311
Enanta Pharmaceuticals,
Inc.*(a) 2,036 10,404
Entrada Therapeutics, Inc.* 2,081 27,969
Erasca, Inc.* 15,422 29,148
Fate Therapeutics, Inc.*(a) 9,564 12,433
Fennec Pharmaceuticals,
Inc.*(a) 1,717 11,161
Fibrobiologics, Inc.* 2,315 3,727
Foghorn Therapeutics, Inc.*(a) 1,979 8,292
Generation Bio Co.* 4,131 3,206
Geron Corp.* 51,181 146,889
Greenwich Lifesciences,
Inc.*(a) 536 6,936
Gyre Therapeutics, Inc.*(a) 676 7,781
Halozyme Therapeutics, Inc.* 10,718 607,068
Heron Therapeutics, Inc.*(a) 10,318 17,541
HilleVax, Inc.* 2,998 5,906
Humacyte, Inc.*(a) 7,972 36,512
Ideaya Biosciences, Inc.* 7,290 177,511
IGM Biosciences, Inc.* 1,356 2,048
ImmunityBio, Inc.*(a) 13,126 45,285
Immunome, Inc.* 4,747 52,359
Immunovant, Inc.* 5,109 111,070
Inhibrx Biosciences, Inc.* 795 10,796
Inmune Bio, Inc.*(a) 1,145 11,633
Inovio Pharmaceuticals, Inc.* 2,373 4,960
Inozyme Pharma, Inc.* 4,527 6,519
Insmed, Inc.* 14,871 1,138,821
Intellia Therapeutics, Inc.* 8,929 92,147
Invivyd, Inc.*(a) 7,277 2,603
Iovance Biotherapeutics,
Inc.*(a) 23,849 139,517
Ironwood Pharmaceuticals,
Inc., Class A* 12,031 28,153
iTeos Therapeutics, Inc.* 2,365 17,832
Janux Therapeutics, Inc.* 2,448 106,439
Jasper Therapeutics, Inc.*(a) 1,035 6,272
KalVista Pharmaceuticals,
Inc.* 2,684 23,914
Keros Therapeutics, Inc.* 2,596 29,594
Kiniksa Pharmaceuticals
International plc, Class A* 3,469 67,992
Kodiak Sciences, Inc.* 3,213 20,563
Korro Bio, Inc.*(a) 565 19,278

Nationwide Small Cap Index Fund - January 31, 2025 (Unaudited) - Statement of Investments - 79
Common Stocks
Shares Value ($)
Biotechnology
Krystal Biotech, Inc.*(a) 2,108 336,732
Kura Oncology, Inc.* 6,250 49,438
Kymera Therapeutics, Inc.*(a) 4,098 162,240
Kyverna Therapeutics, Inc.*(a) 1,572 5,093
Larimar Therapeutics, Inc.*(a) 3,885 14,918
LENZ Therapeutics, Inc.(a) 1,163 29,691
Lexeo Therapeutics, Inc.*(a) 1,908 10,360
Lexicon Pharmaceuticals,
Inc.*(a) 11,268 8,521
Lineage Cell Therapeutics,
Inc.* 12,211 7,335
Lyell Immunopharma, Inc.*(a) 15,810 9,333
MacroGenics, Inc.* 5,499 16,497
Madrigal Pharmaceuticals,
Inc.* 1,567 524,632
MannKind Corp.* 23,308 134,953
MeiraGTx Holdings plc* 4,144 26,066
Mersana Therapeutics, Inc.* 10,042 6,115
Metagenomi, Inc.* 2,165 5,824
MiMedx Group, Inc.* 10,346 90,010
Mineralys Therapeutics, Inc.* 2,646 27,254
Mirum Pharmaceuticals, Inc.* 3,420 167,170
Monte Rosa Therapeutics,
Inc.* 3,951 26,314
Myriad Genetics, Inc.* 7,814 99,003
Neurogene, Inc.*(a) 949 15,042
Nkarta, Inc.* 4,901 11,468
Novavax, Inc.*(a) 13,050 113,404
Nurix Therapeutics, Inc.* 6,102 120,270
Nuvalent, Inc., Class A*(a) 3,066 263,093
Ocugen, Inc.*(a) 23,694 17,235
Olema Pharmaceuticals,
Inc.*(a) 3,686 22,521
Organogenesis Holdings, Inc.,
Class A*(a) 6,549 24,100
ORIC Pharmaceuticals, Inc.* 5,685 59,238
Outlook Therapeutics, Inc.*(a) 1,850 3,811
Ovid therapeutics, Inc.* 5,642 3,743
PepGen, Inc.*(a) 1,422 1,834
Perspective Therapeutics,
Inc.*(a) 4,866 17,274
Praxis Precision Medicines,
Inc.* 1,500 114,825
Precigen, Inc.*(a) 13,044 17,609
Prelude Therapeutics, Inc.*(a) 1,278 1,406
Prime Medicine, Inc.*(a) 5,272 14,762
ProKidney Corp., Class A* 10,083 16,637
Protagonist Therapeutics, Inc.* 5,146 194,519
Prothena Corp. plc*(a) 3,480 49,520
PTC Therapeutics, Inc.* 6,615 303,496
Puma Biotechnology, Inc.* 3,854 11,138
Pyxis Oncology, Inc.*(a) 4,483 7,038
Q32 Bio, Inc.*(a) 567 1,718
RAPT Therapeutics, Inc.* 2,693 3,070
Recursion Pharmaceuticals,
Inc., Class A*(a) 21,421 155,088
REGENXBIO, Inc.* 4,260 34,378
Regulus Therapeutics, Inc.*(a) 5,696 5,696
Relay Therapeutics, Inc.* 10,702 47,838
Renovaro, Inc.* 9,632 7,224
Replimune Group, Inc.* 5,391 75,366
Revolution Medicines, Inc.* 14,577 626,082
Common Stocks
Shares Value ($)
Biotechnology
Rhythm Pharmaceuticals, Inc.* 4,617 274,388
Rigel Pharmaceuticals, Inc.* 1,513 32,756
Rocket Pharmaceuticals, Inc.* 5,575 59,875
Sage Therapeutics, Inc.* 4,690 34,003
Sana Biotechnology, Inc.*(a) 12,252 39,451
Savara, Inc.*(a) 9,216 24,883
Scholar Rock Holding Corp.* 6,757 272,848
Sera Prognostics, Inc., Class
A*(a) 2,518 16,291
Shattuck Labs, Inc.* 3,658 4,243
Skye Bioscience, Inc.* 1,573 5,049
Soleno Therapeutics, Inc.*(a) 2,221 111,561
Solid Biosciences, Inc.*(a) 1,059 3,368
SpringWorks Therapeutics,
Inc.*(a) 6,035 226,312
Spyre Therapeutics, Inc.*(a) 2,913 66,970
Stoke Therapeutics, Inc.* 3,294 37,815
Summit Therapeutics, Inc.*(a) 8,129 174,774
Sutro Biopharma, Inc.* 7,571 14,536
Syndax Pharmaceuticals,
Inc.*(a) 7,150 101,316
Tango Therapeutics, Inc.* 4,759 14,182
Taysha Gene Therapies, Inc.* 14,753 22,130
Tenaya Therapeutics, Inc.*(a) 4,174 4,424
TG Therapeutics, Inc.*(a) 12,107 383,792
Tourmaline Bio, Inc.*(a) 2,125 34,128
Travere Therapeutics, Inc.*(a) 6,518 133,358
TScan Therapeutics, Inc.* 3,532 9,077
Twist Bioscience Corp.* 5,074 265,725
Tyra Biosciences, Inc.* 1,877 27,141
Upstream Bio, Inc.* 1,448 15,595
UroGen Pharma Ltd.*(a) 3,161 34,803
Vanda Pharmaceuticals, Inc.* 4,561 20,114
Vaxcyte, Inc.* 10,702 945,201
Vera Therapeutics, Inc., Class
A* 3,870 144,274
Veracyte, Inc.* 6,519 296,484
Verastem, Inc.*(a) 2,549 15,498
Vericel Corp.* 4,275 250,259
Verve Therapeutics, Inc.* 5,537 42,137
Vir Biotechnology, Inc.*(a) 7,397 76,929
Viridian Therapeutics, Inc.*(a) 6,337 122,811
Voyager Therapeutics, Inc.* 3,762 20,503
Werewolf Therapeutics, Inc.* 2,864 3,838
X4 Pharmaceuticals, Inc.*(a) 18,632 13,044
XBiotech, Inc.* 1,682 5,820
Xencor, Inc.* 5,838 106,719
XOMA Royalty Corp.* 692 18,414
Y-mAbs Therapeutics, Inc.* 3,311 19,767
Zenas Biopharma, Inc.*(a) 1,221 9,792
Zentalis Pharmaceuticals, Inc.* 4,958 8,627
Zura Bio Ltd., Class A*(a) 4,107 7,721
Zymeworks, Inc.* 4,103 59,904
19,782,958
Broadline Retail 0 .0%
†
1stdibs.com, Inc.* 2,238 8,706
Groupon, Inc., Class A*(a) 2,127 22,270
Savers Value Village, Inc.*(a) 1,565 17,434
48,410
Building Products 1 .4%
American Woodmark Corp.* 1,280 99,661

80 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Building Products
Apogee Enterprises, Inc. 1,902 97,040
AZZ, Inc. 2,555 219,193
Caesarstone Ltd.*(a) 1,813 7,977
CSW Industrials, Inc. 1,456 480,203
Gibraltar Industries, Inc.* 2,653 162,815
Griffon Corp. 3,253 246,480
Insteel Industries, Inc. 1,735 49,777
Janus International Group,
Inc.* 12,080 100,143
JELD-WEN Holding, Inc.* 7,362 65,669
Masterbrand, Inc.* 10,942 189,515
Quanex Building Products
Corp. 3,847 80,787
Resideo Technologies, Inc.* 12,476 280,960
Tecnoglass, Inc. 1,975 150,100
UFP Industries, Inc. 5,260 608,319
Zurn Elkay Water Solutions
Corp. 12,108 477,540
3,316,179
Capital Markets 1 .9%
Acadian Asset Management,
Inc. 2,356 58,711
AlTi Global, Inc.* 3,349 13,028
Artisan Partners Asset
Management, Inc., Class A 5,453 243,695
B. Riley Financial, Inc.(a) 1,757 8,091
BGC Group, Inc., Class A 31,218 297,820
Cohen & Steers, Inc. 2,375 210,496
Diamond Hill Investment
Group, Inc. 247 37,060
DigitalBridge Group, Inc. 13,979 153,350
Donnelley Financial Solutions,
Inc.* 2,155 143,027
Forge Global Holdings, Inc.*(a) 10,398 8,006
GCM Grosvenor, Inc., Class
A(a) 4,036 54,567
Hamilton Lane, Inc., Class A 3,329 529,910
MarketWise, Inc. 2,999 1,665
Moelis & Co., Class A 5,946 465,512
Open Lending Corp.* 8,514 51,510
P10, Inc., Class A 3,607 49,272
Patria Investments Ltd., Class
A 4,512 53,648
Perella Weinberg Partners,
Class A 4,603 118,849
Piper Sandler Cos. 1,476 468,099
PJT Partners, Inc., Class A 2,033 335,384
Silvercrest Asset Management
Group, Inc., Class A 750 13,875
StepStone Group, Inc., Class
A 5,725 366,858
StoneX Group, Inc.* 2,376 260,219
Value Line, Inc. 100 3,930
Victory Capital Holdings, Inc.,
Class A 3,603 238,447
Virtus Investment Partners,
Inc. 587 117,106
WisdomTree, Inc. 12,291 120,329
4,422,464
Chemicals 1 .8%
AdvanSix, Inc. 2,176 68,065
Common Stocks
Shares Value ($)
Chemicals
American Vanguard Corp. 2,482 15,339
Arcadium Lithium plc*(a) 94,446 542,120
Arq, Inc.* 2,258 14,090
ASP Isotopes, Inc.*(a) 4,680 26,910
Aspen Aerogels, Inc.* 5,435 63,535
Avient Corp. 7,827 335,778
Balchem Corp. 2,798 447,568
Cabot Corp. 4,664 403,296
Core Molding Technologies,
Inc.* 718 10,605
Ecovyst, Inc.* 9,683 75,140
Hawkins, Inc. 1,680 179,609
HB Fuller Co. 4,758 300,373
Ingevity Corp.* 3,204 145,301
Innospec, Inc. 2,050 232,367
Intrepid Potash, Inc.* 920 24,187
Koppers Holdings, Inc. 1,702 50,652
Kronos Worldwide, Inc.(a) 2,146 20,580
LSB Industries, Inc.* 4,406 37,187
Mativ Holdings, Inc.(a) 4,895 46,747
Minerals Technologies, Inc. 2,726 209,057
Northern Technologies
International Corp. 668 7,909
Orion SA 4,911 68,508
Perimeter Solutions, Inc.* 11,564 144,550
PureCycle Technologies,
Inc.*(a) 10,992 102,336
Quaker Chemical Corp. 1,220 172,240
Rayonier Advanced Materials,
Inc.* 5,855 46,840
Sensient Technologies Corp. 3,625 273,724
Stepan Co. 1,877 118,983
Tronox Holdings plc 10,313 105,914
Valhi, Inc. 254 5,301
4,294,811
Commercial Services & Supplies 1 .8%
ABM Industries, Inc. 5,351 285,529
ACCO Brands Corp. 7,954 41,838
ACV Auctions, Inc., Class A* 12,551 265,579
Aris Water Solutions, Inc.,
Class A 2,431 62,063
BrightView Holdings, Inc.*(a) 5,098 80,344
Brink's Co. (The) 3,878 361,934
Casella Waste Systems, Inc.,
Class A* 5,305 570,500
CECO Environmental
Corp.*(a) 2,503 70,885
Cimpress plc* 1,430 95,066
CompX International, Inc.(a) 247 6,054
CoreCivic, Inc.* 9,387 192,058
Deluxe Corp. 3,872 89,792
Driven Brands Holdings, Inc.* 5,073 83,755
Ennis, Inc. 2,069 42,932
Enviri Corp.* 6,574 62,979
GEO Group, Inc. (The)* 11,043 347,965
Healthcare Services Group,
Inc.* 6,472 71,775
HNI Corp. 3,997 199,250
Interface, Inc., Class A 5,086 125,929
LanzaTech Global, Inc.* 10,161 9,571
Liquidity Services, Inc.* 1,825 63,236

Nationwide Small Cap Index Fund - January 31, 2025 (Unaudited) - Statement of Investments - 81
Common Stocks
Shares Value ($)
Commercial Services & Supplies
Matthews International Corp.,
Class A 2,696 75,461
MillerKnoll, Inc.(a) 5,975 134,079
Montrose Environmental
Group, Inc.* 2,556 53,216
NL Industries, Inc. 865 6,661
OPENLANE, Inc.* 8,961 181,998
Perma-Fix Environmental
Services, Inc.* 1,143 11,693
Pitney Bowes, Inc. 12,266 109,290
Pursuit Attractions and
Hospitality, Inc.* 1,748 69,046
Quad/Graphics, Inc. 3,174 21,329
Quest Resource Holding
Corp.* 1,628 9,524
Steelcase, Inc., Class A 8,312 95,422
UniFirst Corp. 1,330 285,046
Virco Mfg. Corp. 959 10,453
VSE Corp. 1,537 157,312
4,349,564
Communications Equipment 0 .7%
ADTRAN Holdings, Inc.* 6,665 69,116
Applied Optoelectronics,
Inc.*(a) 3,552 99,172
Aviat Networks, Inc.*(a) 956 18,212
Calix, Inc.* 5,155 204,550
Clearfield, Inc.* 1,048 38,242
CommScope Holding Co.,
Inc.* 18,743 94,652
Digi International, Inc.*(a) 3,104 97,000
Extreme Networks, Inc.* 11,088 175,301
Harmonic, Inc.* 9,877 111,413
Infinera Corp.*(a) 17,653 116,863
NETGEAR, Inc.* 2,462 68,074
NetScout Systems, Inc.* 6,118 145,853
Ribbon Communications, Inc.* 7,451 30,549
Viasat, Inc.*(a) 11,187 107,619
Viavi Solutions, Inc.* 18,320 220,573
1,597,189
Construction & Engineering 1 .6%
Ameresco, Inc., Class A* 2,685 60,761
Arcosa, Inc. 4,086 413,912
Argan, Inc. 1,105 151,164
Bowman Consulting Group
Ltd., Class A*(a) 1,213 30,846
Centuri Holdings, Inc.* 1,270 28,296
Concrete Pumping Holdings,
Inc. 1,916 16,209
Construction Partners, Inc.,
Class A*(a) 3,762 302,465
Dycom Industries, Inc.* 2,474 467,982
Fluor Corp.* 14,717 709,506
Granite Construction, Inc. 3,749 330,437
Great Lakes Dredge & Dock
Corp.* 6,040 66,380
IES Holdings, Inc.* 717 158,658
Limbach Holdings, Inc.* 891 82,400
Matrix Service Co.* 2,443 33,127
MYR Group, Inc.* 1,398 197,915
Northwest Pipe Co.*(a) 912 44,104
Orion Group Holdings, Inc.* 2,819 22,214
Common Stocks
Shares Value ($)
Construction & Engineering
Primoris Services Corp. 4,567 350,609
Sterling Infrastructure, Inc.* 2,608 371,431
Tutor Perini Corp.* 3,725 89,735
3,928,151
Construction Materials 0 .5%
Knife River Corp.* 4,966 514,378
Smith-Midland Corp.*(a) 404 16,172
Summit Materials, Inc., Class
A* 10,349 541,356
United States Lime & Minerals,
Inc. 910 100,628
1,172,534
Consumer Finance 1 .0%
Atlanticus Holdings Corp.* 437 25,988
Bread Financial Holdings, Inc. 2,664 168,711
Consumer Portfolio Services,
Inc.* 1,041 12,346
Dave, Inc.*(a) 637 61,037
Encore Capital Group, Inc.* 2,065 102,218
Enova International, Inc.* 2,226 250,024
FirstCash Holdings, Inc. 3,399 371,001
Green Dot Corp., Class A* 3,766 33,405
LendingClub Corp.* 9,762 131,689
LendingTree, Inc.* 960 43,133
Medallion Financial Corp. 1,885 16,871
Moneylion, Inc.* 789 68,627
Navient Corp. 6,472 88,472
Nelnet, Inc., Class A 1,224 134,848
NerdWallet, Inc., Class A* 3,025 43,197
OppFi, Inc.(a) 1,472 20,181
PRA Group, Inc.* 3,444 76,147
PROG Holdings, Inc. 3,636 155,439
Regional Management Corp. 706 25,268
Upstart Holdings, Inc.* 6,827 442,014
World Acceptance Corp.* 322 45,454
2,316,070
Consumer Staples Distribution & Retail 1 .0%
Andersons, Inc. (The) 2,869 116,912
Chefs' Warehouse, Inc.
(The)*(a) 3,082 165,996
Guardian Pharmacy Services,
Inc., Class A*(a) 639 14,575
HF Foods Group, Inc.* 3,603 9,584
Ingles Markets, Inc., Class A 1,250 82,775
Natural Grocers by Vitamin
Cottage, Inc. 867 37,749
PriceSmart, Inc. 2,071 188,399
SpartanNash Co. 2,790 50,862
Sprouts Farmers Market, Inc.* 8,691 1,376,133
United Natural Foods, Inc.* 5,182 154,113
Village Super Market, Inc.,
Class A 852 29,062
Weis Markets, Inc. 1,424 96,205
2,322,365
Containers & Packaging 0 .2%
Ardagh Metal Packaging SA 13,235 36,661
Greif, Inc., Class A 2,072 126,848
Greif, Inc., Class B 419 26,552
Myers Industries, Inc. 3,210 38,648
O-I Glass, Inc.* 13,525 161,489

82 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Containers & Packaging
Pactiv Evergreen, Inc. 3,654 64,822
Ranpak Holdings Corp., Class
A* 3,991 29,214
TriMas Corp. 3,261 79,242
563,476
Distributors 0 .0%
†
A-Mark Precious Metals, Inc. 1,532 43,156
GigaCloud Technology, Inc.,
Class A*(a) 2,165 46,158
Weyco Group, Inc. 466 16,655
105,969
Diversified Consumer Services 1 .2%
Adtalem Global Education,
Inc.* 3,241 347,208
American Public Education,
Inc.* 1,439 31,903
Carriage Services, Inc., Class
A 1,147 46,970
Chegg, Inc.* 9,559 14,721
Coursera, Inc.* 11,660 89,899
European Wax Center, Inc.,
Class A* 3,396 22,923
Frontdoor, Inc.* 6,709 401,735
Graham Holdings Co., Class B 279 259,141
KinderCare Learning Cos.,
Inc.* 2,303 47,764
Laureate Education, Inc.* 11,351 212,491
Lincoln Educational Services
Corp.* 2,241 36,573
Mister Car Wash, Inc.* 8,540 68,491
Nerdy, Inc.*(a) 6,145 11,184
OneSpaWorld Holdings Ltd. 8,743 186,750
Perdoceo Education Corp. 5,644 162,434
Strategic Education, Inc. 1,924 188,994
Stride, Inc.* 3,697 498,725
Udemy, Inc.* 7,709 57,663
Universal Technical Institute,
Inc.* 3,402 93,317
2,778,886
Diversified REITs 0 .6%
Alexander & Baldwin, Inc. 6,309 112,616
Alpine Income Property Trust,
Inc. 1,233 20,789
American Assets Trust, Inc. 3,887 94,376
Armada Hoffler Properties, Inc. 6,373 62,328
Broadstone Net Lease, Inc. 16,576 260,906
CTO Realty Growth, Inc. 2,572 50,488
Empire State Realty Trust,
Inc., Class A 11,903 113,793
Essential Properties Realty
Trust, Inc. 14,803 475,176
Gladstone Commercial Corp. 3,638 58,972
Global Net Lease, Inc. 16,149 116,111
One Liberty Properties, Inc. 1,527 39,198
1,404,753
Diversified Telecommunication Services 0 .6%
Anterix, Inc.* 861 24,599
AST SpaceMobile, Inc., Class
A*(a) 11,445 231,647
ATN International, Inc. 635 9,874
Common Stocks
Shares Value ($)
Diversified Telecommunication Services
Bandwidth, Inc., Class A*(a) 2,273 40,391
Cogent Communications
Holdings, Inc.(a) 3,711 279,587
Globalstar, Inc.* 64,199 98,225
IDT Corp., Class B 1,318 62,183
Liberty Latin America Ltd.,
Class A* 2,442 15,092
Liberty Latin America Ltd.,
Class C* 11,703 71,739
Lumen Technologies, Inc.* 88,298 436,192
Shenandoah
Telecommunications Co. 4,155 44,874
1,314,403
Electric Utilities 0 .8%
ALLETE, Inc. 5,041 330,791
Genie Energy Ltd., Class B 1,146 16,422
Hawaiian Electric Industries,
Inc.* 14,502 132,548
MGE Energy, Inc. 3,187 286,352
Otter Tail Corp. 3,507 270,179
Portland General Electric Co. 9,114 374,950
TXNM Energy, Inc. 7,990 386,317
1,797,559
Electrical Equipment 1 .4%
Allient, Inc. 1,253 31,588
American Superconductor
Corp.* 3,185 83,670
Amprius Technologies, Inc.*(a) 728 2,424
Array Technologies, Inc.* 12,725 93,274
Atkore, Inc. 3,120 254,093
Blink Charging Co.*(a) 8,602 10,494
Bloom Energy Corp., Class
A*(a) 17,486 412,320
ChargePoint Holdings, Inc.*(a) 35,723 34,373
Energy Vault Holdings, Inc.* 7,389 12,857
EnerSys 3,453 335,183
Enovix Corp.*(a) 14,559 175,581
Fluence Energy, Inc.*(a) 5,282 68,719
Freyr Battery, Inc.*(a) 10,194 19,165
FuelCell Energy, Inc.*(a) 1,492 11,459
GrafTech International Ltd.* 21,087 31,630
LSI Industries, Inc. 2,476 52,169
NANO Nuclear Energy, Inc.*(a) 277 10,698
Net Power, Inc.*(a) 1,885 16,192
NEXTracker, Inc., Class A*(a) 12,453 627,880
NuScale Power Corp., Class
A*(a) 7,393 176,249
Plug Power, Inc.*(a) 69,559 129,380
Powell Industries, Inc.(a) 825 197,818
Preformed Line Products Co. 208 31,291
SES AI Corp.*(a) 11,816 13,943
Shoals Technologies Group,
Inc., Class A* 14,229 68,015
SolarMax Technology, Inc.* 5,966 10,083
Stem, Inc.*(a) 13,663 8,289
Sunrun, Inc.*(a) 19,012 172,059
Thermon Group Holdings, Inc.* 2,897 80,189
TPI Composites, Inc.*(a) 4,179 6,812
Ultralife Corp.* 896 6,792

Nationwide Small Cap Index Fund - January 31, 2025 (Unaudited) - Statement of Investments - 83
Common Stocks
Shares Value ($)
Electrical Equipment
Vicor Corp.* 1,975 101,001
3,285,690
Electronic Equipment, Instruments & Components 2 .9%
908 Devices, Inc.*(a) 2,661 6,652
Advanced Energy Industries,
Inc. 3,256 374,700
Aeva Technologies, Inc.*(a) 1,079 4,575
Arlo Technologies, Inc.* 8,196 95,975
Badger Meter, Inc. 2,524 539,909
Bel Fuse, Inc., Class A 123 10,161
Bel Fuse, Inc., Class B 901 73,071
Belden, Inc. 3,531 411,256
Benchmark Electronics, Inc. 3,145 134,166
Climb Global Solutions, Inc. 393 49,805
CTS Corp. 2,558 130,688
Daktronics, Inc.*(a) 3,549 58,239
ePlus, Inc.* 2,286 182,651
Evolv Technologies Holdings,
Inc.* 11,209 44,948
Fabrinet* 3,146 680,197
FARO Technologies, Inc.* 1,740 55,193
Insight Enterprises, Inc.* 2,383 411,663
Itron, Inc.* 3,936 422,569
Kimball Electronics, Inc.* 1,942 35,306
Knowles Corp.* 7,381 139,722
Lightwave Logic, Inc.*(a) 10,788 19,418
Methode Electronics, Inc. 3,138 35,522
MicroVision, Inc.*(a) 17,123 27,226
Mirion Technologies, Inc.,
Class A* 18,077 286,340
Motomova, Inc.*^∞ 1,500 0
Napco Security Technologies,
Inc. 3,039 111,531
nLight, Inc.* 4,132 46,154
Novanta, Inc.* 3,025 452,722
OSI Systems, Inc.*(a) 1,388 272,659
Ouster, Inc.* 4,001 39,850
PAR Technology Corp.* 2,931 212,761
PC Connection, Inc. 1,026 76,150
Plexus Corp.* 2,341 331,743
Powerfleet, Inc. NJ* 8,426 49,798
Richardson Electronics Ltd. 1,133 14,956
Rogers Corp.* 1,608 149,624
Sanmina Corp.* 4,689 392,610
ScanSource, Inc.* 2,072 86,713
SmartRent, Inc., Class A* 17,442 25,640
TTM Technologies, Inc.* 8,947 220,007
Vishay Intertechnology, Inc.(a) 10,797 182,793
Vishay Precision Group, Inc.* 1,184 27,587
6,923,250
Energy Equipment & Services 2 .0%
Archrock, Inc. 14,721 413,513
Atlas Energy Solutions, Inc.,
Class A(a) 5,905 135,579
Borr Drilling Ltd.(a) 19,880 68,984
Bristow Group, Inc., Class A* 2,178 72,680
Cactus, Inc., Class A 5,763 344,109
ChampionX Corp. 15,923 456,035
Core Laboratories, Inc.(a) 4,048 68,695
DMC Global, Inc.* 1,761 14,335
Common Stocks
Shares Value ($)
Energy Equipment & Services
Drilling Tools International
Corp.*(a) 1,265 4,023
Expro Group Holdings NV* 8,158 103,036
Forum Energy Technologies,
Inc.*(a) 928 16,815
Geospace Technologies
Corp.*(a) 1,128 10,254
Helix Energy Solutions Group,
Inc.* 12,287 98,542
Helmerich & Payne, Inc. 8,187 258,627
Innovex International, Inc.* 3,111 48,469
Kodiak Gas Services, Inc. 2,866 134,071
Liberty Energy, Inc., Class A 13,711 251,048
Mammoth Energy Services,
Inc.* 2,127 6,360
Nabors Industries Ltd.* 826 47,264
Natural Gas Services Group,
Inc.* 968 25,333
Noble Corp. plc(a) 12,009 384,888
NPK International, Inc.* 7,053 48,807
Oceaneering International,
Inc.* 8,817 219,102
Oil States International, Inc.* 4,481 22,763
Patterson-UTI Energy, Inc. 34,281 276,648
ProFrac Holding Corp., Class
A*(a) 2,187 15,899
ProPetro Holding Corp.* 7,551 67,053
Ranger Energy Services, Inc.,
Class A 1,477 24,208
RPC, Inc. 7,602 46,600
SEACOR Marine Holdings,
Inc.* 2,282 15,472
Seadrill Ltd.* 5,956 215,369
Select Water Solutions, Inc.,
Class A 7,895 98,687
Solaris Energy Infrastructure,
Inc., Class A 2,081 56,790
TETRA Technologies, Inc.* 11,629 48,260
Tidewater, Inc.*(a) 4,242 233,777
Transocean Ltd.*(a) 63,119 247,426
Valaris Ltd.* 5,290 253,603
4,853,124
Entertainment 0 .5%
AMC Entertainment Holdings,
Inc., Class A* 30,339 94,354
Atlanta Braves Holdings, Inc.,
Class A* 911 38,891
Atlanta Braves Holdings, Inc.,
Class C* 4,328 167,710
Cinemark Holdings, Inc.*(a) 9,693 277,510
Eventbrite, Inc., Class A* 7,312 23,179
Golden Matrix Group, Inc.*(a) 3,688 6,362
IMAX Corp.* 3,733 87,912
Lions Gate Entertainment
Corp., Class A* 6,209 48,741
Lions Gate Entertainment
Corp., Class B* 9,652 67,757
LiveOne, Inc.*(a) 6,124 8,880
Madison Square Garden
Entertainment Corp., Class
A* 3,472 126,172

84 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Entertainment
Marcus Corp. (The) 1,981 39,858
Playstudios, Inc.* 8,493 14,863
Reservoir Media, Inc.* 1,940 16,121
Sphere Entertainment Co.* 2,288 106,621
Vivid Seats, Inc., Class A* 7,646 32,878
1,157,809
Financial Services 2 .7%
Acacia Research Corp.*(a) 3,597 15,683
Alerus Financial Corp. 1,924 40,673
AvidXchange Holdings, Inc.* 15,328 162,477
Banco Latinoamericano de
Comercio Exterior SA, Class
E 2,334 88,179
Burford Capital Ltd. 17,359 243,720
Cannae Holdings, Inc. 4,965 98,108
Cantaloupe, Inc.* 5,521 44,941
Cass Information Systems,
Inc. 1,246 51,323
Compass Diversified Holdings 5,852 124,355
Enact Holdings, Inc. 2,433 82,187
Essent Group Ltd. 9,110 530,658
EVERTEC, Inc. 5,581 181,215
Federal Agricultural Mortgage
Corp., Class C(a) 807 159,608
Flywire Corp.* 10,645 205,768
HA Sustainable Infrastructure
Capital, Inc. 10,111 283,209
I3 Verticals, Inc., Class A* 1,962 48,834
International Money Express,
Inc.* 2,593 49,034
Jackson Financial, Inc., Class
A 6,548 617,084
Marqeta, Inc., Class A* 40,766 156,949
Merchants Bancorp 1,627 68,220
Mr. Cooper Group, Inc.* 5,522 573,239
NCR Atleos Corp.* 6,393 203,681
NewtekOne, Inc. 2,215 29,415
NMI Holdings, Inc., Class A* 6,872 265,397
Onity Group, Inc.* 608 21,961
Pagseguro Digital Ltd., Class
A*(a) 16,561 123,379
Payoneer Global, Inc.* 24,314 257,728
Paysafe Ltd.*(a) 2,891 56,085
Paysign, Inc.* 3,090 8,219
PennyMac Financial Services,
Inc. 2,364 247,487
Priority Technology Holdings,
Inc.* 1,943 18,459
Radian Group, Inc.(a) 13,333 453,589
Remitly Global, Inc.* 13,027 306,134
Repay Holdings Corp., Class
A* 7,502 56,040
Sezzle, Inc.* 201 47,036
StoneCo Ltd., Class A* 25,102 230,185
SWK Holdings Corp.* 383 6,224
Velocity Financial, Inc.* 674 12,496
Walker & Dunlop, Inc. 2,724 261,695
Waterstone Financial, Inc. 1,406 19,318
6,449,992
Food Products 0 .9%
Alico, Inc. 645 19,924
Common Stocks
Shares Value ($)
Food Products
B&G Foods, Inc. 6,446 41,770
Beyond Meat, Inc.*(a) 5,414 21,439
BRC, Inc., Class A*(a) 4,734 12,829
Calavo Growers, Inc. 1,382 31,634
Cal-Maine Foods, Inc. 3,586 386,929
Dole plc 6,433 87,617
Forafric Global plc*(a) 591 5,680
Fresh Del Monte Produce, Inc. 3,010 91,775
Hain Celestial Group, Inc.
(The)* 7,273 36,801
J & J Snack Foods Corp. 1,314 180,320
John B Sanfilippo & Son, Inc. 767 55,485
Lancaster Colony Corp. 1,712 288,883
Lifeway Foods, Inc.* 269 6,198
Limoneira Co. 1,384 31,915
Mama's Creations, Inc.* 2,957 22,769
Mission Produce, Inc.* 3,622 43,066
Seneca Foods Corp., Class A* 413 30,112
Simply Good Foods Co. (The)* 7,887 299,706
SunOpta, Inc.* 8,535 62,562
TreeHouse Foods, Inc.* 4,077 140,738
Utz Brands, Inc. 5,598 74,789
Vital Farms, Inc.* 2,861 125,526
Westrock Coffee Co.*(a) 2,688 18,709
WK Kellogg Co.(a) 5,676 94,165
2,211,341
Gas Utilities 1 .0%
Brookfield Infrastructure Corp.,
Class A 10,484 437,392
Chesapeake Utilities Corp. 1,718 210,026
New Jersey Resources Corp. 8,603 412,514
Northwest Natural Holding Co. 3,320 132,534
ONE Gas, Inc. 4,923 347,761
RGC Resources, Inc. 758 16,123
Southwest Gas Holdings, Inc. 5,343 399,015
Spire, Inc. 4,954 351,536
2,306,901
Ground Transportation 0 .4%
ArcBest Corp. 2,074 198,295
Covenant Logistics Group,
Inc., Class A 1,354 37,519
FTAI Infrastructure, Inc. 8,364 58,715
Heartland Express, Inc. 4,265 48,792
Hertz Global Holdings, Inc.* 9,665 39,917
Marten Transport Ltd. 5,196 80,018
PAMT Corp.* 683 10,935
Proficient Auto Logistics, Inc.* 1,075 10,578
RXO, Inc.* 13,905 356,663
Universal Logistics Holdings,
Inc. 544 24,056
Werner Enterprises, Inc. 5,354 193,279
1,058,767
Health Care Equipment & Supplies 3 .1%
Accuray, Inc.* 8,369 18,663
Alphatec Holdings, Inc.* 9,345 110,178
AngioDynamics, Inc.* 3,507 40,015
Artivion, Inc.*(a) 3,165 97,988
AtriCure, Inc.* 4,198 167,374
Avanos Medical, Inc.* 3,864 66,538
Axogen, Inc.* 3,771 68,670

Nationwide Small Cap Index Fund - January 31, 2025 (Unaudited) - Statement of Investments - 85
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Bioventus, Inc., Class A* 3,346 35,735
Ceribell, Inc.*(a) 1,016 23,378
Cerus Corp.* 15,938 29,804
CONMED Corp. 2,701 193,878
CVRx, Inc.* 1,052 16,811
Embecta Corp. 5,181 92,895
Fractyl Health, Inc.*(a) 1,548 2,848
Glaukos Corp.* 4,202 657,361
Haemonetics Corp.*(a) 4,395 303,475
ICU Medical, Inc.* 1,831 300,943
Inari Medical, Inc.* 4,637 369,430
Inmode Ltd.* 6,222 107,081
Inogen, Inc.* 1,698 19,850
Integer Holdings Corp.* 2,831 402,625
Integra LifeSciences Holdings
Corp.* 5,979 156,052
iRadimed Corp. 750 44,407
iRhythm Technologies, Inc.*(a) 2,669 290,521
Lantheus Holdings, Inc.* 5,991 554,227
LeMaitre Vascular, Inc. 1,772 171,760
LivaNova plc* 4,583 228,921
Merit Medical Systems, Inc.* 4,882 531,552
Neogen Corp.*(a) 18,873 216,285
NeuroPace, Inc.* 1,227 16,884
Nevro Corp.* 3,143 15,935
Novocure Ltd.* 9,371 229,777
Omnicell, Inc.* 3,979 179,015
OraSure Technologies, Inc.* 5,892 23,686
Orchestra BioMed Holdings,
Inc.* 2,106 11,035
Orthofix Medical, Inc.* 2,808 51,471
OrthoPediatrics Corp.* 1,492 35,808
Paragon 28, Inc.* 4,126 53,720
PROCEPT BioRobotics Corp.* 3,886 281,735
Pulmonx Corp.* 3,424 19,448
Pulse Biosciences, Inc.*(a) 1,693 35,434
RxSight, Inc.* 3,080 104,320
Sanara Medtech, Inc.*(a) 359 13,042
Semler Scientific, Inc.* 403 20,940
SI-BONE, Inc.* 3,640 61,006
Sight Sciences, Inc.* 3,207 8,980
STAAR Surgical Co.* 4,325 104,622
Stereotaxis, Inc.* 4,929 11,928
Surmodics, Inc.* 1,095 37,274
Tactile Systems Technology,
Inc.* 2,210 38,697
Tandem Diabetes Care,
Inc.*(a) 5,690 210,871
TransMedics Group, Inc.*(a) 2,797 188,937
Treace Medical Concepts,
Inc.* 3,965 39,848
UFP Technologies, Inc.*(a) 645 177,156
Utah Medical Products, Inc. 183 11,205
Varex Imaging Corp.* 3,332 45,782
Zimvie, Inc.* 2,445 33,839
Zynex, Inc.*(a) 1,462 11,462
7,393,122
Health Care Providers & Services 3 .0%
Accolade, Inc.* 5,710 39,342
AdaptHealth Corp., Class A* 8,633 93,409
Addus HomeCare Corp.* 1,504 188,241
Common Stocks
Shares Value ($)
Health Care Providers & Services
agilon health, Inc.*(a) 28,405 94,873
AirSculpt Technologies,
Inc.*(a) 871 4,172
Alignment Healthcare, Inc.* 8,533 131,323
AMN Healthcare Services,
Inc.* 3,240 89,165
Ardent Health Partners, Inc.* 1,187 17,805
Astrana Health, Inc.* 3,683 135,792
Aveanna Healthcare Holdings,
Inc.* 4,474 20,580
BrightSpring Health Services,
Inc.*(a) 4,617 108,961
Brookdale Senior Living, Inc.* 16,223 75,113
Castle Biosciences, Inc.* 2,130 60,215
Community Health Systems,
Inc.* 11,011 35,235
Concentra Group Holdings
Parent, Inc. 9,627 224,405
CorVel Corp.*(a) 2,301 266,571
Cross Country Healthcare,
Inc.* 2,937 53,512
DocGo, Inc.* 9,341 45,678
Enhabit, Inc.* 3,970 33,348
Ensign Group, Inc. (The) 4,821 673,301
Fulgent Genetics, Inc.* 1,746 29,053
GeneDx Holdings Corp., Class
A* 1,110 83,084
Guardant Health, Inc.* 10,194 478,914
HealthEquity, Inc.* 7,461 823,844
Hims & Hers Health, Inc.*(a) 16,348 609,453
InfuSystem Holdings, Inc.* 1,719 13,907
Innovage Holding Corp.* 1,617 6,145
Joint Corp. (The)* 810 8,951
LifeStance Health Group, Inc.* 12,281 97,880
ModivCare, Inc.*(a) 997 3,988
Nano-X Imaging Ltd.*(a) 5,153 37,514
National HealthCare Corp. 1,105 113,450
National Research Corp.(a) 1,459 24,322
NeoGenomics, Inc.* 10,979 157,000
OPKO Health, Inc.*(a) 29,016 44,104
Option Care Health, Inc.* 14,582 450,875
Owens & Minor, Inc.* 6,380 90,851
PACS Group, Inc.* 3,170 46,060
Patterson Cos., Inc. 6,857 212,224
Pediatrix Medical Group, Inc.* 7,279 101,760
Pennant Group, Inc. (The)* 2,839 75,148
Performant Healthcare, Inc.* 6,368 15,028
Privia Health Group, Inc.* 8,997 205,581
Progyny, Inc.* 6,763 156,699
Quipt Home Medical Corp.* 3,819 12,335
RadNet, Inc.* 5,782 378,548
Select Medical Holdings Corp. 9,594 188,714
Sonida Senior Living, Inc.*(a) 306 7,066
Surgery Partners, Inc.* 6,685 170,401
Talkspace, Inc.* 11,294 35,011
US Physical Therapy, Inc.(a) 1,288 114,258
Viemed Healthcare, Inc.* 3,230 26,454
7,209,663
Health Care REITs 0 .7%
American Healthcare REIT,
Inc. 13,331 377,134

86 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Health Care REITs
CareTrust REIT, Inc. 16,208 429,512
Community Healthcare Trust,
Inc. 2,417 47,929
Diversified Healthcare Trust 20,523 50,897
Global Medical REIT, Inc. 5,727 44,900
LTC Properties, Inc. 3,828 131,683
National Health Investors, Inc. 3,573 243,357
Sabra Health Care REIT, Inc. 20,552 343,424
Strawberry Fields REIT, Inc. 638 7,146
Universal Health Realty
Income Trust 1,227 47,902
1,723,884
Health Care Technology 0 .4%
Definitive Healthcare Corp.,
Class A* 3,006 14,609
Evolent Health, Inc., Class
A*(a) 10,265 107,269
Health Catalyst, Inc.* 5,112 28,781
HealthStream, Inc. 2,210 72,157
LifeMD, Inc.* 3,316 18,470
OptimizeRx Corp.* 1,439 7,987
Phreesia, Inc.* 4,713 134,132
Schrodinger, Inc.*(a) 4,788 120,059
Simulations Plus, Inc. 1,445 49,592
Teladoc Health, Inc.* 15,056 152,969
Waystar Holding Corp.* 3,674 147,658
853,683
Hotel & Resort REITs 0 .7%
Apple Hospitality REIT, Inc. 19,211 296,618
Braemar Hotels & Resorts, Inc. 4,771 12,166
Chatham Lodging Trust 4,365 38,150
DiamondRock Hospitality Co. 18,319 160,841
Pebblebrook Hotel Trust 10,506 137,944
RLJ Lodging Trust 13,324 129,909
Ryman Hospitality Properties,
Inc. 5,126 537,410
Service Properties Trust 16,019 45,654
Summit Hotel Properties, Inc. 9,803 65,778
Sunstone Hotel Investors, Inc. 17,992 203,849
Xenia Hotels & Resorts, Inc. 8,899 133,129
1,761,448
Hotels, Restaurants & Leisure 2 .1%
Accel Entertainment, Inc.,
Class A* 4,077 45,948
Bally's Corp.* 2,183 39,687
Biglari Holdings, Inc., Class B* 64 14,849
BJ's Restaurants, Inc.* 1,714 62,030
Bloomin' Brands, Inc.(a) 6,816 85,609
Brinker International, Inc.* 3,852 700,948
Cheesecake Factory, Inc.
(The)(a) 4,221 237,009
Cracker Barrel Old Country
Store, Inc.(a) 1,803 117,159
Dave & Buster's
Entertainment, Inc.*(a) 2,720 72,243
Denny's Corp.* 4,714 29,840
Despegar.com Corp.* 5,218 100,290
Dine Brands Global, Inc. 1,273 38,674
El Pollo Loco Holdings, Inc.* 2,178 25,853
Everi Holdings, Inc.*(a) 7,105 96,912
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
First Watch Restaurant Group,
Inc.* 2,764 57,989
Full House Resorts, Inc.*(a) 3,100 16,647
Global Business Travel Group
I* 10,320 91,022
Golden Entertainment, Inc. 1,554 50,878
Hilton Grand Vacations, Inc.* 6,244 257,253
Inspired Entertainment, Inc.* 1,870 18,831
International Game
Technology plc 9,975 169,774
Jack in the Box, Inc.(a) 1,659 65,016
Krispy Kreme, Inc.(a) 7,178 65,104
Kura Sushi USA, Inc., Class
A*(a) 486 38,880
Life Time Group Holdings,
Inc.*(a) 5,449 157,967
Lindblad Expeditions Holdings,
Inc.* 2,921 37,155
Monarch Casino & Resort, Inc. 1,131 96,520
Nathan's Famous, Inc. 182 14,726
ONE Group Hospitality, Inc.
(The)* 1,852 6,945
Papa John's International, Inc.
(a) 2,882 114,041
PlayAGS, Inc.* 3,495 42,080
Portillo's, Inc., Class A*(a) 4,953 68,896
Potbelly Corp.* 2,317 28,754
RCI Hospitality Holdings, Inc. 762 42,321
Red Rock Resorts, Inc., Class
A 4,264 209,149
Rush Street Interactive, Inc.* 6,475 94,405
Sabre Corp.*(a) 32,628 109,304
Shake Shack, Inc., Class A* 3,309 390,892
Six Flags Entertainment Corp. 8,058 355,277
Super Group SGHC Ltd. 12,527 101,343
Sweetgreen, Inc., Class A* 8,703 286,503
Target Hospitality Corp.* 3,166 30,489
United Parks & Resorts, Inc.* 2,863 150,479
Vacasa, Inc., Class A*(a) 1,570 7,881
Xponential Fitness, Inc., Class
A*(a) 2,315 38,730
4,882,302
Household Durables 2 .0%
Beazer Homes USA, Inc.* 2,507 55,555
Cavco Industries, Inc.* 703 357,574
Century Communities, Inc.(a) 2,480 189,422
Champion Homes, Inc.* 4,654 429,704
Cricut, Inc., Class A(a) 4,527 24,310
Dream Finders Homes, Inc.,
Class A*(a) 2,311 53,315
Ethan Allen Interiors, Inc. 2,056 63,777
Flexsteel Industries, Inc. 417 20,570
GoPro, Inc., Class A* 12,312 11,968
Green Brick Partners, Inc.* 2,676 161,818
Hamilton Beach Brands
Holding Co., Class A 777 13,294
Helen of Troy Ltd.* 1,951 120,533
Hooker Furnishings Corp. 1,040 13,239
Hovnanian Enterprises, Inc.,
Class A* 435 57,590

Nationwide Small Cap Index Fund - January 31, 2025 (Unaudited) - Statement of Investments - 87
Common Stocks
Shares Value ($)
Household Durables
Installed Building Products,
Inc.(a) 2,051 407,821
iRobot Corp.* 2,486 19,117
KB Home(a) 5,547 372,204
Landsea Homes Corp.* 1,781 14,782
La-Z-Boy, Inc. 3,650 172,280
Legacy Housing Corp.* 895 22,957
LGI Homes, Inc.* 1,806 161,240
Lifetime Brands, Inc. 1,152 7,465
Lovesac Co. (The)*(a) 1,259 32,180
M/I Homes, Inc.* 2,251 283,176
Meritage Homes Corp. 6,236 485,597
Purple Innovation, Inc., Class
A* 5,433 6,031
Sonos, Inc.* 9,878 136,218
Taylor Morrison Home Corp.,
Class A* 9,020 581,429
Traeger, Inc.* 1,206 2,943
Tri Pointe Homes, Inc.* 8,096 298,418
Worthington Enterprises, Inc. 2,740 114,806
4,691,333
Household Products 0 .3%
Central Garden & Pet Co.* 899 32,804
Central Garden & Pet Co.,
Class A* 4,552 141,977
Energizer Holdings, Inc. 6,378 216,788
Oil-Dri Corp. of America 804 33,784
WD-40 Co. 1,148 269,723
695,076
Independent Power and Renewable Electricity Producers
0 .2%
Altus Power, Inc., Class A*(a) 5,910 23,817
Montauk Renewables, Inc.*(a) 5,920 24,746
Ormat Technologies, Inc.(a) 5,010 321,391
Sunnova Energy International,
Inc.*(a) 9,807 25,204
395,158
Industrial Conglomerates 0 .0%
†
Brookfield Business Corp.,
Class A 2,269 54,161
Industrial REITs 0 .4%
Industrial Logistics Properties
Trust 6,004 23,836
Innovative Industrial
Properties, Inc. 2,497 178,985
LXP Industrial Trust 25,634 213,275
Plymouth Industrial REIT, Inc. 3,213 53,978
Terreno Realty Corp. 8,234 538,668
1,008,742
Insurance 1 .9%
Ambac Financial Group, Inc.* 4,156 48,334
American Coastal Insurance
Corp. 1,957 23,856
AMERISAFE, Inc. 1,678 83,934
Baldwin Insurance Group, Inc.
(The), Class A*(a) 5,767 236,159
Bowhead Specialty Holdings,
Inc.* 989 31,974
CNO Financial Group, Inc. 9,332 372,720
Common Stocks
Shares Value ($)
Insurance
Crawford & Co., Class A 1,135 13,631
Donegal Group, Inc., Class A 1,421 21,073
Employers Holdings, Inc. 2,066 101,565
Enstar Group Ltd.* 1,104 360,997
F&G Annuities & Life, Inc. 1,624 74,558
Fidelis Insurance Holdings Ltd. 4,504 74,316
Genworth Financial, Inc.,
Class A* 37,773 273,099
GoHealth, Inc., Class A* 371 6,047
Goosehead Insurance, Inc.,
Class A 1,970 211,125
Greenlight Capital Re Ltd.,
Class A* 2,284 30,834
Hamilton Insurance Group
Ltd., Class B* 3,507 67,089
HCI Group, Inc. 690 84,132
Heritage Insurance Holdings,
Inc.* 2,148 23,649
Hippo Holdings, Inc.*(a) 1,846 51,688
Horace Mann Educators Corp. 3,537 136,634
Investors Title Co. 131 29,521
James River Group Holdings
Ltd. 2,974 14,216
Kingsway Financial Services,
Inc.* 1,007 8,157
Lemonade, Inc.*(a) 4,542 150,976
Maiden Holdings Ltd.* 8,591 8,677
MBIA, Inc.* 3,927 27,921
Mercury General Corp. 2,381 118,669
NI Holdings, Inc.* 413 6,236
Oscar Health, Inc., Class A*(a) 17,055 283,113
Palomar Holdings, Inc.* 2,249 242,600
ProAssurance Corp.* 4,492 67,200
Root, Inc., Class A* 795 77,513
Safety Insurance Group, Inc. 1,243 98,209
Selective Insurance Group,
Inc. 5,265 442,944
Selectquote, Inc.* 12,915 55,664
SiriusPoint Ltd.* 8,159 118,795
Skyward Specialty Insurance
Group, Inc.* 3,257 144,220
Stewart Information Services
Corp. 2,225 145,048
Tiptree, Inc., Class A 2,204 44,168
Trupanion, Inc.*(a) 2,804 133,022
United Fire Group, Inc. 1,888 46,841
Universal Insurance Holdings,
Inc. 2,267 43,844
4,634,968
Interactive Media & Services 0 .7%
Bumble, Inc., Class A* 8,286 67,200
Cargurus, Inc., Class A* 7,515 294,588
Cars.com, Inc.* 5,774 103,470
EverQuote, Inc., Class A* 2,329 47,046
fuboTV, Inc.*(a) 26,340 106,414
Getty Images Holdings, Inc.* 9,139 23,304
Grindr, Inc.* 2,306 41,139
MediaAlpha, Inc., Class A* 2,756 31,391
Nextdoor Holdings, Inc.* 16,313 42,740
Outbrain, Inc.* 3,745 22,508
QuinStreet, Inc.* 4,517 106,872

88 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Interactive Media & Services
Shutterstock, Inc. 2,059 60,782
System1, Inc.*(a) 2,344 1,533
TrueCar, Inc.* 6,760 23,254
Vimeo, Inc.* 12,941 86,834
Webtoon Entertainment, Inc.* 1,138 14,510
Yelp, Inc., Class A* 5,715 228,257
Ziff Davis, Inc.* 3,836 206,722
ZipRecruiter, Inc., Class A*(a) 5,931 40,805
1,549,369
IT Services 0 .5%
Applied Digital Corp.*(a) 16,782 119,488
ASGN, Inc.* 3,796 334,845
Backblaze, Inc., Class A* 3,700 22,385
BigBear.ai Holdings, Inc.*(a) 9,008 38,194
BigCommerce Holdings, Inc.,
Series 1* 5,753 35,036
Couchbase, Inc.* 3,240 57,477
DigitalOcean Holdings, Inc.* 5,656 234,611
Fastly, Inc., Class A* 11,493 120,332
Grid Dynamics Holdings, Inc.* 4,664 105,360
Hackett Group, Inc. (The) 2,220 68,553
Information Services Group,
Inc. 2,880 8,813
Rackspace Technology, Inc.* 6,105 16,056
Tucows, Inc., Class A* 629 9,592
Unisys Corp.* 5,312 35,378
1,206,120
Leisure Products 0 .3%
Acushnet Holdings Corp.(a) 2,426 158,466
AMMO, Inc.*(a) 8,211 14,369
Clarus Corp. 2,530 12,296
Escalade, Inc.(a) 942 13,961
Funko, Inc., Class A* 2,354 32,956
JAKKS Pacific, Inc.* 684 20,575
Johnson Outdoors, Inc., Class
A 496 16,070
Latham Group, Inc.* 3,682 26,879
Malibu Boats, Inc., Class A*(a) 1,780 68,156
Marine Products Corp. 694 6,517
MasterCraft Boat Holdings,
Inc.* 1,109 20,195
Peloton Interactive, Inc., Class
A* 30,899 239,467
Smith & Wesson Brands, Inc. 4,217 44,236
Solo Brands, Inc., Class A*(a) 2,035 1,994
Sturm Ruger & Co., Inc. 1,398 49,769
Topgolf Callaway Brands
Corp.* 12,194 95,845
821,751
Life Sciences Tools & Services 0 .3%
Adaptive Biotechnologies
Corp.* 10,374 80,398
Akoya Biosciences, Inc.*(a) 1,754 5,122
BioLife Solutions, Inc.*(a) 2,905 79,321
ChromaDex Corp.*(a) 4,492 25,290
Codexis, Inc.*(a) 6,619 27,734
CryoPort, Inc.* 3,777 28,479
Cytek Biosciences, Inc.*(a) 9,764 50,285
Harvard Bioscience, Inc.*(a) 3,702 6,330
Lifecore Biomedical, Inc.*(a) 1,896 11,262
Common Stocks
Shares Value ($)
Life Sciences Tools & Services
Maravai LifeSciences
Holdings, Inc., Class A* 10,231 50,439
MaxCyte, Inc.* 9,573 43,174
Mesa Laboratories, Inc.(a) 462 63,613
Nautilus Biotechnology, Inc.,
Class A* 4,017 6,869
OmniAb, Inc.*(a) 7,732 24,897
OmniAb, Inc.*^∞ 1,082 0
Pacific Biosciences of
California, Inc.*(a) 23,268 35,833
Quanterix Corp.* 3,071 28,222
Quantum-Si, Inc.* 8,046 15,931
Standard BioTools, Inc.*(a) 24,356 37,752
620,951
Machinery 3 .9%
374Water, Inc.*(a) 5,604 2,887
3D Systems Corp.* 12,081 43,492
Alamo Group, Inc. 900 167,004
Albany International Corp.,
Class A 2,733 220,690
Astec Industries, Inc. 1,970 68,773
Atmus Filtration Technologies,
Inc. 7,334 306,708
Blue Bird Corp.*(a) 2,779 98,988
Chart Industries, Inc.* 3,703 783,518
Columbus McKinnon Corp.(a) 2,433 88,610
Commercial Vehicle Group,
Inc.* 3,040 6,353
Douglas Dynamics, Inc. 1,942 50,201
Eastern Co. (The) 452 12,213
Energy Recovery, Inc.* 4,662 66,853
Enerpac Tool Group Corp.,
Class A 4,686 211,760
Enpro, Inc. 1,833 340,388
ESCO Technologies, Inc. 2,171 288,178
Federal Signal Corp. 5,217 512,883
Franklin Electric Co., Inc. 3,893 389,261
Gencor Industries, Inc.* 997 15,344
Gorman-Rupp Co. (The) 1,785 68,508
Graham Corp.* 921 41,832
Greenbrier Cos., Inc. (The) 2,718 180,095
Helios Technologies, Inc. 2,916 130,083
Hillenbrand, Inc. 6,139 208,665
Hillman Solutions Corp.* 17,323 173,230
Hyliion Holdings Corp.* 11,060 25,991
Hyster-Yale, Inc. 1,059 56,572
JBT Marel Corp.(a) 4,099 545,167
Kadant, Inc. 996 371,408
Kennametal, Inc. 6,701 160,489
L B Foster Co., Class A* 825 22,960
Lindsay Corp. 942 126,407
Luxfer Holdings plc 2,098 29,687
Manitowoc Co., Inc. (The)* 3,270 32,667
Mayville Engineering Co., Inc.* 1,045 16,563
Miller Industries, Inc. 909 59,967
Mueller Industries, Inc. 9,744 767,340
Mueller Water Products, Inc.,
Class A(a) 13,112 301,576
NN, Inc.* 4,201 12,771
Omega Flex, Inc. 158 6,219
Park-Ohio Holdings Corp. 794 19,755

Nationwide Small Cap Index Fund - January 31, 2025 (Unaudited) - Statement of Investments - 89
Common Stocks
Shares Value ($)
Machinery
Proto Labs, Inc.* 2,281 95,186
REV Group, Inc. 4,502 156,219
Shyft Group, Inc. (The) 2,781 33,400
SPX Technologies, Inc.* 3,913 581,159
Standex International Corp. 946 172,834
Taylor Devices, Inc.* 206 6,880
Tennant Co. 1,643 140,509
Terex Corp. 5,673 272,814
Titan International, Inc.* 4,784 42,243
Trinity Industries, Inc. 7,239 273,851
Twin Disc, Inc. 972 10,974
Wabash National Corp. 3,653 56,987
Watts Water Technologies,
Inc., Class A 2,386 493,377
9,368,489
Marine Transportation 0 .3%
Costamare, Inc. 3,482 40,600
Genco Shipping & Trading Ltd. 3,943 57,016
Golden Ocean Group Ltd.(a) 10,291 95,192
Himalaya Shipping Ltd. 2,040 9,853
Matson, Inc. 2,863 406,117
Pangaea Logistics Solutions
Ltd. 2,586 13,576
Safe Bulkers, Inc. 3,951 14,026
636,380
Media 0 .8%
Advantage Solutions, Inc.* 9,885 26,096
AMC Networks, Inc., Class
A*(a) 2,690 25,905
Boston Omaha Corp., Class A* 2,239 32,555
Cable One, Inc.(a) 497 151,093
Cardlytics, Inc.* 3,908 11,958
Clear Channel Outdoor
Holdings, Inc.* 29,354 39,921
EchoStar Corp., Class A*(a) 10,607 293,390
Emerald Holding, Inc.(a) 1,555 6,997
Entravision Communications
Corp., Class A 5,926 12,741
EW Scripps Co. (The), Class
A*(a) 4,952 9,310
Gambling.com Group Ltd.* 1,339 18,867
Gannett Co., Inc.* 12,287 55,537
Gray Media, Inc. 7,472 27,945
Ibotta, Inc., Class A*(a) 1,353 98,092
iHeartMedia, Inc., Class A* 9,650 21,423
Innovid Corp.* 9,646 29,999
Integral Ad Science Holding
Corp.* 6,678 70,186
John Wiley & Sons, Inc., Class
A(a) 3,463 141,741
Magnite, Inc.* 10,973 188,736
National CineMedia, Inc.*(a) 6,550 43,165
PubMatic, Inc., Class A* 3,911 59,134
Scholastic Corp.(a) 2,012 39,053
Sinclair, Inc. 2,666 39,057
Stagwell, Inc., Class A* 7,238 45,165
TechTarget, Inc.* 2,459 41,877
TEGNA, Inc. 14,504 264,263
Thryv Holdings, Inc.* 3,003 52,583
Townsquare Media, Inc., Class
A 1,105 9,812
Common Stocks
Shares Value ($)
Media
WideOpenWest, Inc.* 3,670 15,671
1,872,272
Metals & Mining 1 .5%
Alpha Metallurgical Resources,
Inc.* 955 174,927
Caledonia Mining Corp. plc 1,553 14,583
Carpenter Technology Corp. 4,088 789,229
Century Aluminum Co.* 4,485 81,986
Coeur Mining, Inc.* 34,847 229,990
Commercial Metals Co. 9,893 479,712
Compass Minerals
International, Inc.(a) 3,168 36,939
Constellium SE, Class A* 11,297 112,179
Contango ORE, Inc.*(a) 1,031 10,691
Critical Metals Corp.*(a) 583 4,501
Dakota Gold Corp.* 7,415 16,461
Hecla Mining Co. 49,391 280,541
i-80 Gold Corp.* 25,154 14,245
Ivanhoe Electric, Inc.*(a) 7,692 45,537
Kaiser Aluminum Corp. 1,374 96,180
Lifezone Metals Ltd.*(a) 3,257 19,053
MAC Copper Ltd., Class A* 4,789 49,423
Materion Corp. 1,756 177,356
Metallus, Inc.* 3,527 52,693
Novagold Resources, Inc.* 21,937 68,663
Olympic Steel, Inc. 906 31,230
Perpetua Resources Corp.* 3,415 40,297
Piedmont Lithium, Inc.* 1,592 13,134
Radius Recycling, Inc., Class A 2,209 26,530
Ramaco Resources, Inc.,
Class A 2,455 23,249
Ramaco Resources, Inc.,
Class B(a) 488 4,299
Ryerson Holding Corp. 2,404 53,753
SSR Mining, Inc.* 17,696 142,099
SunCoke Energy, Inc. 7,369 69,195
Tredegar Corp.* 2,499 19,617
Warrior Met Coal, Inc. 4,489 236,885
Worthington Steel, Inc. 2,805 81,485
3,496,662
Mortgage Real Estate Investment Trusts (REITs) 0 .9%
Advanced Flower Capital, Inc. 1,587 12,918
AG Mortgage Investment
Trust, Inc. 2,700 18,549
Angel Oak Mortgage REIT, Inc. 1,198 12,244
Apollo Commercial Real
Estate Finance, Inc. 12,228 108,340
Arbor Realty Trust, Inc. 15,526 207,893
Ares Commercial Real Estate
Corp. 4,706 26,636
ARMOUR Residential REIT,
Inc. 4,937 92,914
Blackstone Mortgage Trust,
Inc., Class A 15,379 276,822
BrightSpire Capital, Inc., Class
A 10,520 59,228
Chicago Atlantic Real Estate
Finance, Inc. 1,549 23,808
Chimera Investment Corp. 6,971 103,798
Claros Mortgage Trust, Inc.(a) 7,648 25,238
Dynex Capital, Inc. 6,521 86,534

90 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Mortgage Real Estate Investment Trusts (REITs)
Ellington Financial, Inc. 7,589 95,318
Franklin BSP Realty Trust, Inc. 6,840 87,073
Granite Point Mortgage Trust,
Inc. 4,847 13,765
Invesco Mortgage Capital, Inc. 4,697 39,737
KKR Real Estate Finance
Trust, Inc. 4,844 48,343
Ladder Capital Corp., Class A 9,686 108,580
MFA Financial, Inc. 8,350 87,675
New York Mortgage Trust, Inc. 7,598 45,816
Nexpoint Real Estate Finance,
Inc. 595 9,169
Orchid Island Capital, Inc. 6,691 55,870
PennyMac Mortgage
Investment Trust 7,779 105,794
Ready Capital Corp. 14,349 95,421
Redwood Trust, Inc. 12,234 80,133
Seven Hills Realty Trust 1,185 15,523
Sunrise Realty Trust, Inc. 529 6,348
TPG RE Finance Trust, Inc. 5,049 42,462
Two Harbors Investment Corp. 8,886 113,297
2,105,246
Multi-Utilities 0 .4%
Avista Corp. 6,872 251,653
Black Hills Corp. 6,163 361,953
Northwestern Energy Group,
Inc. 5,412 291,761
Unitil Corp. 1,359 72,801
978,168
Office REITs 0 .6%
Brandywine Realty Trust 14,522 79,726
City Office REIT, Inc. 3,848 20,433
COPT Defense Properties 9,685 285,126
Douglas Emmett, Inc. 9,935 182,407
Easterly Government
Properties, Inc., Class A 8,777 99,707
Franklin Street Properties
Corp. 8,093 14,648
Hudson Pacific Properties, Inc. 12,083 37,820
JBG SMITH Properties 7,081 109,826
NET Lease Office Properties* 1,384 44,177
Orion Office REIT, Inc. 5,993 24,272
Paramount Group, Inc. 16,016 78,318
Peakstone Realty Trust 3,151 33,873
Piedmont Office Realty Trust,
Inc., Class A 10,640 92,994
Postal Realty Trust, Inc., Class
A 1,588 20,898
SL Green Realty Corp. 6,162 415,257
1,539,482
Oil, Gas & Consumable Fuels 3 .0%
Aemetis, Inc.*(a) 3,315 7,658
Amplify Energy Corp.* 4,048 21,616
Ardmore Shipping Corp. 3,769 44,738
Berry Corp. 6,941 30,263
BKV Corp.* 1,125 27,563
California Resources Corp. 6,076 298,939
Centrus Energy Corp., Class
A*(a) 1,294 106,496
Clean Energy Fuels Corp.* 13,617 45,072
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
CNX Resources Corp.*(a) 12,712 348,055
Comstock Resources, Inc.* 8,007 148,610
Core Natural Resources, Inc. 4,594 415,022
Crescent Energy Co., Class A 14,378 216,533
CVR Energy, Inc.(a) 2,863 54,254
Delek US Holdings, Inc. 5,518 98,551
DHT Holdings, Inc. 11,724 132,716
Diversified Energy Co. plc
Reg. S 4,266 68,000
Dorian LPG Ltd. 3,189 76,664
Empire Petroleum Corp.*(a) 1,204 7,043
Encore Energy Corp.*(a) 14,810 49,021
Energy Fuels, Inc.*(a) 16,407 87,121
Evolution Petroleum Corp. 2,985 15,850
Excelerate Energy, Inc., Class
A 1,460 43,610
FLEX LNG Ltd.(a) 2,477 63,188
FutureFuel Corp. 2,157 11,777
Golar LNG Ltd. 8,691 354,158
Granite Ridge Resources, Inc. 4,633 28,678
Green Plains, Inc.*(a) 5,212 46,543
Gulfport Energy Corp.* 1,128 201,359
Hallador Energy Co.* 2,217 23,788
HighPeak Energy, Inc. 1,512 20,609
International Seaways, Inc. 3,580 139,441
Kinetik Holdings, Inc., Class A 3,356 216,227
Kosmos Energy Ltd.*(a) 39,786 126,520
Magnolia Oil & Gas Corp.,
Class A(a) 14,576 345,451
Murphy Oil Corp. 12,005 319,693
NACCO Industries, Inc., Class
A 402 12,715
NextDecade Corp.* 9,625 81,620
Nordic American Tankers Ltd. 18,361 49,575
Northern Oil & Gas, Inc.(a) 8,354 300,326
Par Pacific Holdings, Inc.* 4,911 82,112
PBF Energy, Inc., Class A 8,734 255,557
Peabody Energy Corp.(a) 11,190 203,099
PrimeEnergy Resources
Corp.* 71 15,471
REX American Resources
Corp.* 1,431 59,701
Riley Exploration Permian, Inc. 1,050 34,808
Ring Energy, Inc.*(a) 13,648 17,742
Sable Offshore Corp.*(a) 4,513 112,509
SandRidge Energy, Inc. 2,887 34,211
Scorpio Tankers, Inc. 3,863 183,956
SFL Corp. Ltd. 11,200 118,160
Sitio Royalties Corp., Class A 6,763 136,207
SM Energy Co. 9,733 369,465
Talos Energy, Inc.* 12,894 127,908
Teekay Corp. Ltd. 5,071 36,207
Teekay Tankers Ltd., Class A 2,142 89,793
Uranium Energy Corp.* 33,956 239,729
Ur-Energy, Inc.* 31,515 33,091
VAALCO Energy, Inc. 8,787 36,027
Vital Energy, Inc.* 2,383 76,018
Vitesse Energy, Inc.(a) 1,906 49,327
W&T Offshore, Inc.(a) 9,007 14,051
World Kinect Corp. 4,964 140,332
7,150,544

Nationwide Small Cap Index Fund - January 31, 2025 (Unaudited) - Statement of Investments - 91
Common Stocks
Shares Value ($)
Paper & Forest Products 0 .1%
Clearwater Paper Corp.* 1,528 49,125
Sylvamo Corp. 3,035 243,104
292,229
Passenger Airlines 0 .5%
Allegiant Travel Co.(a) 1,314 134,593
Blade Air Mobility, Inc.* 5,043 19,416
Frontier Group Holdings,
Inc.*(a) 3,702 31,208
JetBlue Airways Corp.* 27,476 180,792
Joby Aviation, Inc.*(a) 37,639 310,898
SkyWest, Inc.* 3,407 411,974
Sun Country Airlines Holdings,
Inc.* 3,148 53,390
Wheels Up Experience,
Inc.*(a) 8,389 13,087
1,155,358
Personal Care Products 0 .3%
Beauty Health Co. (The)*(a) 7,616 12,719
Edgewell Personal Care Co. 4,315 143,689
Herbalife Ltd.* 8,332 45,493
Honest Co., Inc. (The)* 7,349 47,107
Interparfums, Inc. 1,533 216,184
Medifast, Inc.*(a) 929 14,585
Nature's Sunshine Products,
Inc.* 1,134 15,774
Nu Skin Enterprises, Inc.,
Class A 4,502 29,488
Olaplex Holdings, Inc.* 12,671 19,767
USANA Health Sciences, Inc.* 1,073 34,948
Veru, Inc.* 11,957 6,644
Waldencast plc, Class A* 2,215 7,664
594,062
Pharmaceuticals 1 .7%
Alto Neuroscience, Inc.*(a) 1,823 7,821
Alumis, Inc.*(a) 1,012 7,570
Amneal Pharmaceuticals, Inc.* 13,835 114,277
Amphastar Pharmaceuticals,
Inc.*(a) 3,376 117,721
ANI Pharmaceuticals, Inc.* 1,564 91,713
Aquestive Therapeutics,
Inc.*(a) 6,819 20,593
Arvinas, Inc.* 5,642 99,356
Atea Pharmaceuticals, Inc.*(a) 7,410 22,675
Avadel Pharmaceuticals plc,
ADR* 8,048 63,579
Axsome Therapeutics, Inc.*(a) 3,210 341,737
BioAge Labs, Inc.*(a) 1,790 8,216
Biote Corp., Class A* 2,391 12,170
Cassava Sciences, Inc.*(a) 3,610 8,592
Collegium Pharmaceutical,
Inc.*(a) 2,787 89,518
Contineum Therapeutics, Inc.,
Class A* 813 7,959
Corcept Therapeutics, Inc.*(a) 7,019 469,711
CorMedix, Inc.*(a) 4,817 49,471
Edgewise Therapeutics, Inc.* 6,431 180,197
Enliven Therapeutics, Inc.*(a) 2,935 64,159
Esperion Therapeutics, Inc.*(a) 17,312 30,988
Evolus, Inc.* 4,494 62,781
Common Stocks
Shares Value ($)
Pharmaceuticals
EyePoint Pharmaceuticals,
Inc.*(a) 5,586 42,733
Fulcrum Therapeutics, Inc.*(a) 5,745 22,750
Harmony Biosciences
Holdings, Inc.* 3,305 128,135
Harrow, Inc.* 2,660 81,715
Innoviva, Inc.* 4,880 90,963
Ligand Pharmaceuticals, Inc.* 1,496 174,359
Liquidia Corp.*(a) 5,314 75,618
MBX Biosciences, Inc.*(a) 924 9,249
MediWound Ltd.*(a) 728 14,254
Mind Medicine MindMed, Inc.* 6,947 47,170
Nektar Therapeutics, Class A* 16,351 13,527
Neumora Therapeutics, Inc.* 7,064 13,634
Nuvation Bio, Inc.*(a) 16,611 38,371
Ocular Therapeutix, Inc.* 13,629 104,943
Omeros Corp.*(a) 4,782 41,221
Pacira BioSciences, Inc.*(a) 3,838 101,055
Phathom Pharmaceuticals,
Inc.*(a) 3,036 18,186
Phibro Animal Health Corp.,
Class A 1,704 37,164
Pliant Therapeutics, Inc.* 4,974 53,471
Prestige Consumer
Healthcare, Inc.* 4,194 321,973
Rapport Therapeutics, Inc.* 905 14,851
Revance Therapeutics, Inc.* 9,081 32,964
Scilex Holding Co.* 6,009 2,475
scPharmaceuticals, Inc.*(a) 2,733 9,074
Septerna, Inc.*(a) 1,574 26,616
SIGA Technologies, Inc. 4,172 24,949
Supernus Pharmaceuticals,
Inc.* 4,440 170,363
Tarsus Pharmaceuticals, Inc.* 3,256 175,043
Telomir Pharmaceuticals, Inc.* 1,529 7,431
Terns Pharmaceuticals, Inc.* 6,388 28,490
Theravance Biopharma,
Inc.*(a) 3,452 32,380
Third Harmonic Bio, Inc.* 1,819 9,568
Trevi Therapeutics, Inc.*(a) 4,326 17,044
Ventyx Biosciences, Inc.* 6,138 12,337
Verrica Pharmaceuticals, Inc.* 1,975 1,279
WaVe Life Sciences Ltd.* 8,017 92,757
Xeris Biopharma Holdings,
Inc.* 12,082 43,012
Zevra Therapeutics, Inc.*(a) 4,521 35,445
4,037,373
Professional Services 2 .3%
Alight, Inc., Class A 35,530 243,380
Asure Software, Inc.*(a) 1,830 21,631
Barrett Business Services, Inc. 2,194 95,066
BlackSky Technology, Inc.* 2,145 32,154
CBIZ, Inc.* 4,209 361,174
Conduent, Inc.* 14,190 56,192
CRA International, Inc. 577 105,926
CSG Systems International,
Inc. 2,663 156,558
DLH Holdings Corp.* 684 5,130
ExlService Holdings, Inc.* 13,700 688,562
Exponent, Inc. 4,319 395,923
First Advantage Corp.*(a) 5,141 97,062

92 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Professional Services
FiscalNote Holdings, Inc.* 4,999 6,249
Forrester Research, Inc.* 1,137 17,339
Franklin Covey Co.* 733 27,788
Heidrick & Struggles
International, Inc. 1,652 76,801
HireQuest, Inc. 507 6,591
Huron Consulting Group, Inc.* 1,508 191,184
IBEX Holdings Ltd.* 751 16,530
ICF International, Inc. 1,634 190,704
Innodata, Inc.*(a) 2,387 88,510
Insperity, Inc. 3,150 236,281
Kelly Services, Inc., Class A 2,865 40,339
Kforce, Inc. 1,613 89,892
Korn Ferry 4,517 319,487
Legalzoom.com, Inc.* 10,871 97,730
Maximus, Inc. 5,224 393,315
Mistras Group, Inc.* 1,971 19,552
NV5 Global, Inc.* 4,859 91,544
Planet Labs PBC* 18,308 111,679
Resources Connection, Inc. 2,989 25,108
Spire Global, Inc.* 2,027 34,763
TriNet Group, Inc. 2,789 260,465
TrueBlue, Inc.* 2,364 19,267
TTEC Holdings, Inc. 1,893 7,156
Upwork, Inc.* 10,835 170,760
Verra Mobility Corp., Class A* 14,342 378,485
Willdan Group, Inc.* 1,086 38,385
WNS Holdings Ltd.* 3,761 230,361
5,445,023
Real Estate Management & Development 0 .6%
American Realty Investors,
Inc.*(a) 278 3,909
Anywhere Real Estate, Inc.* 9,109 32,884
Compass, Inc., Class A* 31,932 231,507
Cushman & Wakefield plc* 14,864 204,975
eXp World Holdings, Inc.(a) 7,001 79,671
Forestar Group, Inc.* 1,762 42,041
FRP Holdings, Inc.* 1,036 31,640
Kennedy-Wilson Holdings, Inc. 9,803 88,717
Marcus & Millichap, Inc. 2,093 79,869
Maui Land & Pineapple Co.,
Inc.* 714 14,373
Newmark Group, Inc., Class A 11,638 164,445
Offerpad Solutions, Inc.*(a) 2,091 4,893
Opendoor Technologies,
Inc.*(a) 53,530 73,872
RE/MAX Holdings, Inc., Class
A* 1,632 16,287
Real Brokerage, Inc. (The)*(a) 8,852 45,322
Redfin Corp.*(a) 10,590 84,720
RMR Group, Inc. (The), Class
A(a) 1,446 26,997
St Joe Co. (The) 2,983 143,482
Star Holdings* 724 6,436
Stratus Properties, Inc.* 455 8,777
Tejon Ranch Co.* 1,592 25,822
Transcontinental Realty
Investors, Inc.* 160 4,134
1,414,773
Common Stocks
Shares Value ($)
Residential REITs 0 .4%
Apartment Investment and
Management Co., Class A 12,360 111,734
BRT Apartments Corp. 1,127 19,317
Centerspace 1,489 90,457
Clipper Realty, Inc. 1,519 6,198
Elme Communities 7,582 115,701
Independence Realty Trust,
Inc. 19,391 372,501
NexPoint Residential Trust,
Inc. 1,954 77,144
UMH Properties, Inc. 6,379 114,758
Veris Residential, Inc. 7,062 112,568
1,020,378
Retail REITs 1 .3%
Acadia Realty Trust 10,341 238,257
Alexander's, Inc. 192 36,470
CBL & Associates Properties,
Inc. 1,933 59,169
Curbline Properties Corp. 8,350 204,325
FrontView REIT, Inc. 1,213 20,912
Getty Realty Corp. 4,274 132,537
InvenTrust Properties Corp. 6,806 202,410
Kite Realty Group Trust 18,377 425,428
Macerich Co. (The) 20,659 429,294
NETSTREIT Corp. 6,802 98,493
Phillips Edison & Co., Inc. 10,821 393,127
Retail Opportunity Investments
Corp. 10,745 187,715
Saul Centers, Inc. 1,049 38,309
SITE Centers Corp. 3,998 59,890
Tanger, Inc. 9,055 297,185
Urban Edge Properties 10,938 222,479
Whitestone REIT 4,399 58,947
3,104,947
Semiconductors & Semiconductor Equipment 2 .5%
ACM Research, Inc., Class A* 4,207 86,454
Aehr Test Systems*(a) 2,448 27,736
Alpha & Omega
Semiconductor Ltd.* 2,009 77,186
Ambarella, Inc.* 3,294 252,716
Axcelis Technologies, Inc.* 2,829 192,372
CEVA, Inc.* 2,013 64,839
Cohu, Inc.* 3,939 90,243
Credo Technology Group
Holding Ltd.* 12,110 847,942
Diodes, Inc.* 3,953 233,148
Everspin Technologies, Inc.*(a) 1,685 10,312
FormFactor, Inc.* 6,752 270,418
GCT Semiconductor Holding,
Inc.* 1,255 2,711
Ichor Holdings Ltd.* 2,704 74,252
Impinj, Inc.* 1,962 248,958
indie Semiconductor, Inc.,
Class A*(a) 15,052 61,713
Kulicke & Soffa Industries, Inc. 4,652 206,316
MaxLinear, Inc., Class A*(a) 6,931 123,788
Navitas Semiconductor Corp.,
Class A*(a) 11,541 34,969
NVE Corp. 453 32,462
PDF Solutions, Inc.* 2,724 75,891
Penguin Solutions, Inc.* 4,477 90,794

Nationwide Small Cap Index Fund - January 31, 2025 (Unaudited) - Statement of Investments - 93
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Photronics, Inc.* 5,452 125,341
Power Integrations, Inc. 4,900 305,368
QuickLogic Corp.*(a) 1,242 10,197
Rambus, Inc.* 9,319 574,237
Rigetti Computing, Inc.*(a) 13,737 180,916
Semtech Corp.* 6,348 425,062
Silicon Laboratories, Inc.* 2,780 376,940
SiTime Corp.* 1,597 326,107
SkyWater Technology, Inc.*(a) 2,056 21,238
Synaptics, Inc.*(a) 3,276 278,132
Ultra Clean Holdings, Inc.* 3,830 141,212
Veeco Instruments, Inc.* 4,761 120,834
5,990,804
Software 6 .5%
8x8, Inc.*(a) 10,793 30,220
A10 Networks, Inc. 6,189 121,366
ACI Worldwide, Inc.* 9,088 486,662
Adeia, Inc. 9,609 123,476
Agilysys, Inc.* 1,975 178,185
Alarm.com Holdings, Inc.* 4,149 251,720
Alkami Technology, Inc.* 4,459 155,129
Altair Engineering, Inc., Class
A* 4,682 516,659
Amplitude, Inc., Class A* 7,082 86,259
Appian Corp., Class A* 3,576 125,482
Arteris, Inc.* 2,531 26,879
Asana, Inc., Class A* 7,218 154,032
AudioEye, Inc.* 657 12,444
Aurora Innovation, Inc., Class
A* 82,846 563,353
AvePoint, Inc.* 10,837 203,519
Bit Digital, Inc.*(a) 10,854 34,190
Blackbaud, Inc.* 3,509 270,719
BlackLine, Inc.* 5,042 321,932
Blend Labs, Inc., Class A* 21,348 82,190
Box, Inc., Class A* 12,177 406,590
Braze, Inc., Class A* 5,735 263,695
C3.ai, Inc., Class A*(a) 9,649 302,496
Cerence, Inc.*(a) 3,482 43,386
Cipher Mining, Inc.*(a) 17,673 101,266
Cleanspark, Inc.*(a) 21,714 226,694
Clear Secure, Inc., Class A(a) 7,608 180,081
Clearwater Analytics Holdings,
Inc., Class A* 15,357 432,453
Commvault Systems, Inc.* 3,773 600,888
Consensus Cloud Solutions,
Inc.* 1,633 46,247
Core Scientific, Inc.*(a) 15,466 189,768
CS Disco, Inc.* 2,032 10,241
Daily Journal Corp.* 125 51,263
Digimarc Corp.*(a) 1,261 46,241
Digital Turbine, Inc.* 8,185 21,445
Domo, Inc., Class B* 3,041 25,757
D-Wave Quantum, Inc.*(a) 8,644 51,345
E2open Parent Holdings,
Inc.*(a) 18,009 47,364
eGain Corp.* 2,236 13,640
Enfusion, Inc., Class A* 4,443 49,584
EverCommerce, Inc.* 1,629 16,518
Freshworks, Inc., Class A* 17,608 327,509
Hut 8 Corp.* 7,161 155,322
Common Stocks
Shares Value ($)
Software
Intapp, Inc.* 4,660 332,211
InterDigital, Inc. 2,235 408,960
Jamf Holding Corp.* 7,300 110,303
Kaltura, Inc.*(a) 7,855 19,795
Life360, Inc.* 891 40,737
LiveRamp Holdings, Inc.* 5,764 195,976
Logility Supply Chain
Solutions, Inc., Class A 2,711 38,279
MARA Holdings, Inc.*(a) 24,848 455,712
Matterport, Inc.* 23,744 123,706
Meridianlink, Inc.* 2,870 55,247
Mitek Systems, Inc.* 3,799 38,750
N-able, Inc.* 5,971 57,859
NCR Voyix Corp.* 12,626 155,174
NextNav, Inc.*(a) 6,912 85,916
Olo, Inc., Class A* 9,196 67,866
ON24, Inc.* 1,863 12,836
OneSpan, Inc. 3,216 61,876
Ooma, Inc.* 2,215 31,830
Pagaya Technologies Ltd.,
Class A*(a) 3,142 29,158
PagerDuty, Inc.*(a) 7,756 143,641
Porch Group, Inc.*(a) 7,150 31,817
Prairie Operating Co.*(a) 623 5,420
Progress Software Corp.(a) 3,775 216,421
PROS Holdings, Inc.* 3,929 92,803
Q2 Holdings, Inc.* 5,014 477,182
Qualys, Inc.* 3,220 448,900
Rapid7, Inc.* 5,420 208,778
Red Violet, Inc. 1,045 38,038
Rekor Systems, Inc.*(a) 6,496 13,187
ReposiTrak, Inc.(a) 1,047 22,123
Rimini Street, Inc.* 4,202 12,102
Riot Platforms, Inc.*(a) 24,674 293,127
Roadzen, Inc.* 3,334 4,801
Sapiens International Corp.
NV 2,728 74,638
SEMrush Holdings, Inc., Class
A* 2,942 51,308
Silvaco Group, Inc.* 487 4,213
SolarWinds Corp. 5,034 74,906
SoundHound AI, Inc., Class
A*(a) 26,949 381,328
SoundThinking, Inc.* 841 11,227
Sprinklr, Inc., Class A* 10,145 90,392
Sprout Social, Inc., Class A*(a) 4,352 142,180
SPS Commerce, Inc.* 3,272 604,273
Telos Corp.*(a) 5,152 16,023
Tenable Holdings, Inc.* 9,816 422,971
Terawulf, Inc.*(a) 23,370 111,475
Varonis Systems, Inc., Class
B* 9,607 435,774
Verint Systems, Inc.* 5,386 136,697
Vertex, Inc., Class A*(a) 4,613 266,401
Viant Technology, Inc., Class
A* 1,242 27,485
Weave Communications, Inc.* 3,267 53,317
WM Technology, Inc.* 7,278 10,044
Workiva, Inc., Class A*(a) 4,313 423,623
Xperi, Inc.* 3,978 35,882
Yext, Inc.* 9,766 64,260

94 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Software
Zeta Global Holdings Corp.,
Class A* 15,701 288,113
Zuora, Inc., Class A* 11,949 119,251
15,530,521
Specialized REITs 0 .4%
Farmland Partners, Inc. 4,018 46,890
Four Corners Property Trust,
Inc. 8,527 233,896
Gladstone Land Corp. 2,630 28,562
Outfront Media, Inc. 12,246 225,326
PotlatchDeltic Corp. 6,963 311,455
Safehold, Inc. 4,738 76,803
Uniti Group, Inc. 21,715 118,347
1,041,279
Specialty Retail 2 .3%
1-800-Flowers.com, Inc.,
Class A*(a) 2,125 17,064
Abercrombie & Fitch Co.,
Class A* 4,339 517,990
Academy Sports & Outdoors,
Inc.(a) 5,997 313,703
American Eagle Outfitters, Inc. 15,375 248,152
America's Car-Mart, Inc.* 591 28,776
Arhaus, Inc., Class A 4,715 57,900
Arko Corp. 7,151 50,558
Asbury Automotive Group,
Inc.* 1,712 507,916
BARK, Inc.* 10,452 19,545
Beyond, Inc.* 4,452 36,907
Boot Barn Holdings, Inc.* 2,536 407,916
Buckle, Inc. (The) 2,670 127,119
Build-A-Bear Workshop, Inc. 1,160 49,114
Caleres, Inc. 3,094 56,713
Camping World Holdings, Inc.,
Class A 4,754 109,770
Citi Trends, Inc.* 535 13,856
Designer Brands, Inc., Class A 3,900 19,617
Destination XL Group, Inc.*(a) 4,781 13,004
EVgo, Inc., Class A*(a) 8,042 27,906
Foot Locker, Inc.* 7,376 147,889
Genesco, Inc.* 867 36,111
Group 1 Automotive, Inc. 1,135 518,116
GrowGeneration Corp.* 5,252 7,353
Haverty Furniture Cos., Inc. 1,344 30,146
J Jill, Inc. 431 11,775
Lands' End, Inc.* 1,408 17,530
Leslie's, Inc.* 14,869 30,035
MarineMax, Inc.* 1,989 60,386
Monro, Inc. 2,583 50,730
National Vision Holdings, Inc.* 6,631 75,593
ODP Corp. (The)*(a) 3,007 67,958
OneWater Marine, Inc., Class
A*(a) 1,039 18,775
Petco Health & Wellness Co.,
Inc., Class A*(a) 7,620 26,060
RealReal, Inc. (The)*(a) 9,051 86,347
Revolve Group, Inc., Class
A*(a) 3,450 108,951
RumbleON, Inc., Class B* 1,728 7,517
Sally Beauty Holdings, Inc.* 9,214 100,156
Shoe Carnival, Inc. 1,571 42,511
Common Stocks
Shares Value ($)
Specialty Retail
Signet Jewelers Ltd. 3,700 219,151
Sleep Number Corp.* 2,022 36,153
Sonic Automotive, Inc., Class
A 1,187 88,135
Stitch Fix, Inc., Class A* 9,342 44,001
ThredUp, Inc., Class A* 5,808 12,720
Tile Shop Holdings, Inc.*(a) 2,459 18,541
Tilly's, Inc., Class A* 1,371 5,936
Torrid Holdings, Inc.*(a) 1,398 9,870
Upbound Group, Inc. 4,707 138,103
Urban Outfitters, Inc.* 5,518 305,808
Victoria's Secret & Co.* 6,802 247,321
Warby Parker, Inc., Class A* 7,682 212,868
Winmark Corp. 255 99,345
Zumiez, Inc.* 1,500 23,940
5,529,357
Technology Hardware, Storage & Peripherals 0 .4%
CompoSecure, Inc., Class A 2,219 35,371
Corsair Gaming, Inc.* 4,213 38,591
CPI Card Group, Inc.* 403 11,594
Diebold Nixdorf, Inc.* 2,211 95,714
Eastman Kodak Co.* 5,475 40,460
Immersion Corp.(a) 2,817 23,578
IonQ, Inc.*(a) 17,337 684,638
Turtle Beach Corp.* 1,441 25,578
Xerox Holdings Corp.(a) 9,925 84,760
1,040,284
Textiles, Apparel & Luxury Goods 0 .6%
Figs, Inc., Class A*(a) 11,464 65,230
G-III Apparel Group Ltd.* 3,404 106,273
Hanesbrands, Inc.* 31,016 251,850
Kontoor Brands, Inc. 4,792 440,145
Movado Group, Inc. 1,414 27,036
Oxford Industries, Inc. 1,254 105,160
Rocky Brands, Inc. 643 16,101
Steven Madden Ltd. 6,181 253,730
Superior Group of Cos., Inc. 1,210 18,259
Vera Bradley, Inc.* 2,482 9,283
Wolverine World Wide, Inc. 6,961 155,439
1,448,506
Tobacco 0 .1%
Ispire Technology, Inc.*(a) 1,515 7,226
Turning Point Brands, Inc. 1,486 94,718
Universal Corp. 2,098 111,446
213,390
Trading Companies & Distributors 2 .4%
Alta Equipment Group, Inc.(a) 2,372 17,316
Applied Industrial
Technologies, Inc. 3,302 858,619
Beacon Roofing Supply, Inc.* 5,321 629,687
BlueLinx Holdings, Inc.* 705 75,985
Boise Cascade Co. 3,406 429,701
Custom Truck One Source,
Inc.*(a) 4,488 22,844
Distribution Solutions Group,
Inc.* 828 26,703
DNOW, Inc.* 9,085 135,185
DXP Enterprises, Inc.* 1,110 112,432
EVI Industries, Inc. 449 7,786
FTAI Aviation Ltd.(a) 8,783 882,955

Nationwide Small Cap Index Fund - January 31, 2025 (Unaudited) - Statement of Investments - 95
Common Stocks
Shares Value ($)
Trading Companies & Distributors
GATX Corp. 3,122 516,597
Global Industrial Co. 1,309 32,345
GMS, Inc.* 3,288 277,310
H&E Equipment Services, Inc. 2,808 249,042
Herc Holdings, Inc. 2,416 492,767
Hudson Technologies, Inc.* 3,949 22,904
Karat Packaging, Inc. 555 17,155
McGrath RentCorp 2,114 259,324
MRC Global, Inc.* 7,290 107,017
Rush Enterprises, Inc., Class A 5,405 328,354
Rush Enterprises, Inc., Class
B 528 30,265
Titan Machinery, Inc.* 1,946 36,429
Transcat, Inc.* 789 60,769
Willis Lease Finance Corp. 234 45,377
Xometry, Inc., Class A*(a) 3,672 121,947
5,796,815
Transportation Infrastructure 0 .0%
†
Sky Harbour Group Corp.*(a) 990 10,623
Water Utilities 0 .3%
American States Water Co. 3,219 239,815
Cadiz, Inc.*(a) 3,838 18,960
California Water Service
Group 5,207 235,825
Consolidated Water Co. Ltd. 1,424 37,280
Global Water Resources, Inc. 791 9,096
Middlesex Water Co. 1,495 75,707
Pure Cycle Corp.* 1,661 19,517
SJW Group 2,839 142,603
York Water Co. (The) 1,187 36,714
815,517
Wireless Telecommunication Services 0 .2%
Gogo, Inc.*(a) 5,579 47,087
Spok Holdings, Inc.(a) 1,682 27,047
Telephone & Data Systems,
Inc. 8,684 306,979
381,113
Total Common Stocks
(cost $173,245,379) 237,461,225
Rights 0 .0%
†
Number of
Rights
Biotechnology 0 .0%
†
Aduro Biotech, Inc. CVR*^∞ 1,489 0
Chinook Therapeutics, Inc.,
CVR*^∞ 5,489 0
Icosavax, Inc., CVR*^∞ 2,263 0
Inhibrx, Inc., CVR*^∞ 3,024 0
Oncternal Therapeutics, Inc.,
CVR*^∞ 95 0
0
Total Rights
(cost $3,780) 0
Warrants 0 .0%
†
Number of
Warrants Value ($)
Health Care Equipment & Supplies 0 .0%
†
Pulse Biosciences, Inc.,
expiring 6/27/2029*^∞(a) 328 1,628
Total Warrants
(cost $0) 1,628
Repurchase Agreements 4 .5%
Principal
Amount ($)
CF Secured, LLC,
4.33%, dated 1/31/2025,
due 2/3/2025, repurchase
price $8,678,525,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.50%, maturing
2/28/2025 - 11/15/2054;
total market value
$8,852,095.(b) 8,675,394 8,675,394
Santander US Capital
Markets,
4.31%, dated 1/31/2025,
due 2/3/2025, repurchase
price $1,000,360,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.25% - 4.63%, maturing
3/15/2025 - 2/15/2050;
total market value
$1,020,366.(b) 1,000,000 1,000,000
Societe Generale,
4.32%, dated 1/31/2025,
due 2/3/2025, repurchase
price $1,000,360,
collateralized by U.S.
Government Treasury
Securities, ranging from
4.13% - 4.75%, maturing
8/15/2053 - 5/15/2054;
total market value
$1,020,000.(b) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $10,675,394) 10,675,394
Total Investments
(cost $183,957,374) — 104.1% 248,155,932
Liabilities in excess of other assets — (4.1)% (9,802,647)
NET ASSETS — 100.0%
$ 238,353,285

96 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Small Cap Index Fund
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
January 31, 2025. The total value of securities on loan as of
January 31, 2025 was $30,354,836, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $10,675,394 and by $20,861,562 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 6.25%, and maturity
dates ranging from 2/4/2025 – 8/15/2054, a total value of
$31,536,956.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2025 was $10,675,394.
ADR American Depositary Receipt
CVR Contingent Value Rights
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
Futures contracts outstanding as of January 31, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 2000 Micro E-Mini Index 76 3/2025 USD 872,252 11,997
Net contracts 11,997
Currency:
USD United States Dollar

Nationwide Small Cap Index Fund - January 31, 2025 (Unaudited) - Statement of Investments - 97
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

98 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Small Cap Index Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Closed End Fund $ 17,685 $ – $ – $ 17,685
Common Stocks
Aerospace & Defense 3,665,807 – – 3,665,807
Air Freight & Logistics 432,570 – – 432,570
Automobile Components 2,640,707 – – 2,640,707
Automobiles 124,115 – – 124,115
Banks 24,620,758 – – 24,620,758
Beverages 703,326 – – 703,326
Biotechnology 19,782,957 – – 19,782,957
Broadline Retail 48,410 – – 48,410
Building Products 3,316,179 – – 3,316,179
Capital Markets 4,422,464 – – 4,422,464
Chemicals 4,294,811 – – 4,294,811
Commercial Services & Supplies 4,349,564 – – 4,349,564
Communications Equipment 1,597,189 – – 1,597,189
Construction & Engineering 3,928,151 – – 3,928,151
Construction Materials 1,172,534 – – 1,172,534
Consumer Finance 2,316,070 – – 2,316,070
Consumer Staples Distribution & Retail 2,322,365 – – 2,322,365
Containers & Packaging 563,476 – – 563,476
Distributors 105,969 – – 105,969
Diversified Consumer Services 2,778,886 – – 2,778,886
Diversified REITs 1,404,753 – – 1,404,753
Diversified Telecommunication Services 1,314,403 – – 1,314,403
Electric Utilities 1,797,559 – – 1,797,559
Electrical Equipment 3,285,690 – – 3,285,690
Electronic Equipment, Instruments &
Components 6,923,250 – – 6,923,250
Energy Equipment & Services 4,853,124 – – 4,853,124
Entertainment 1,157,809 – – 1,157,809
Financial Services 6,449,993 – – 6,449,993
Food Products 2,211,341 – – 2,211,341
Gas Utilities 2,306,901 – – 2,306,901
Ground Transportation 1,058,767 – – 1,058,767
Health Care Equipment & Supplies 7,393,122 – – 7,393,122
Health Care Providers & Services 7,209,663 – – 7,209,663
Health Care REITs 1,723,884 – – 1,723,884
Health Care Technology 853,683 – – 853,683
Hotel & Resort REITs 1,761,448 – – 1,761,448
Hotels, Restaurants & Leisure 4,882,302 – – 4,882,302
Household Durables 4,691,333 – – 4,691,333
Household Products 695,076 – – 695,076
Independent Power and Renewable
Electricity Producers 395,158 – – 395,158
Industrial Conglomerates 54,161 – – 54,161
Industrial REITs 1,008,742 – – 1,008,742
Insurance 4,634,968 – – 4,634,968
Interactive Media & Services 1,549,369 – – 1,549,369
IT Services 1,206,120 – – 1,206,120
Leisure Products 821,751 – – 821,751
Life Sciences Tools & Services 620,951 – – 620,951
Machinery 9,368,489 – – 9,368,489
Marine Transportation 636,380 – – 636,380
Media 1,872,272 – – 1,872,272
Metals & Mining 3,496,662 – – 3,496,662
Mortgage Real Estate Investment Trusts
(REITs) 2,105,246 – – 2,105,246
Multi-Utilities 978,168 – – 978,168
Office REITs 1,539,482 – – 1,539,482
Oil, Gas & Consumable Fuels 7,150,545 – – 7,150,545

Nationwide Small Cap Index Fund - January 31, 2025 (Unaudited) - Statement of Investments - 99
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2025. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Level 1 Level 2 Level 3 Total
Assets:
Paper & Forest Products $ 292,229 $ – $ – $ 292,229
Passenger Airlines 1,155,358 – – 1,155,358
Personal Care Products 594,062 – – 594,062
Pharmaceuticals 4,037,373 – – 4,037,373
Professional Services 5,445,023 – – 5,445,023
Real Estate Management & Development 1,414,773 – – 1,414,773
Residential REITs 1,020,378 – – 1,020,378
Retail REITs 3,104,947 – – 3,104,947
Semiconductors & Semiconductor
Equipment 5,990,804 – – 5,990,804
Software 15,530,520 – – 15,530,520
Specialized REITs 1,041,279 – – 1,041,279
Specialty Retail 5,529,357 – – 5,529,357
Technology Hardware, Storage &
Peripherals 1,040,284 – – 1,040,284
Textiles, Apparel & Luxury Goods 1,448,506 – – 1,448,506
Tobacco 213,390 – – 213,390
Trading Companies & Distributors 5,796,815 – – 5,796,815
Transportation Infrastructure 10,623 – – 10,623
Water Utilities 815,518 – – 815,518
Wireless Telecommunication Services 381,113 – – 381,113
Total Common Stocks $ 237,461,225 $ – $ – $ 237,461,225
Futures Contracts 11,997 – – 11,997
Repurchase Agreements – 10,675,394 – 10,675,394
Rights – – – –
Warrants – – 1,628 1,628
Total $ 237,490,907 $ 10,675,394 $ 1,628 $ 248,167,929
As of January 31, 2025, the fund held two common stock investments and five rights investments that were categorized as Level
3 investments which were each valued at $0.
Warrants Total
Balance as of 10/31/2024 $ 527 $ 527
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) — —
Purchases
*
527 527
Sales — —
Change in Unrealized Appreciation/Depreciation 574 574
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 1/31/2025 $ 1,628 $ 1,628
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 1/31/2025 $ 574 $ 574

100 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide Small Cap Index Fund
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of January 31, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of January 31, 2025:
A)
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 11,997
Total $ 11,997
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide NYSE Arca Tech 100 Index Fund - January 31, 2025 (Unaudited) - Statement of Investments - 101
Common Stocks 99 .3%
Shares Value ($)
Aerospace & Defense 6 .7%
Boeing Co. (The)* 36,263 6,401,145
General Dynamics Corp. 36,263 9,318,866
L3Harris Technologies, Inc. 36,263 7,688,118
Lockheed Martin Corp. 36,263 16,787,956
RTX Corp. 36,263 4,676,114
44,872,199
Automobiles 2 .2%
Tesla, Inc.* 36,263 14,672,010
Biotechnology 2 .9%
Amgen, Inc. 36,263 10,350,185
Biogen, Inc.* 36,263 5,219,334
Gilead Sciences, Inc. 36,263 3,524,764
Myriad Genetics, Inc.* 36,263 459,452
19,553,735
Broadline Retail 2 .4%
Alibaba Group Holding Ltd.,
ADR-CN 36,263 3,584,235
Amazon.com, Inc.* 36,263 8,618,990
eBay, Inc. 36,263 2,447,027
JD.com, Inc., ADR-CN 36,263 1,476,629
16,126,881
Chemicals 0 .4%
DuPont de Nemours, Inc. 36,263 2,784,999
Communications Equipment 7 .4%
Ciena Corp.* 36,263 3,159,958
Cisco Systems, Inc. 36,263 2,197,538
F5, Inc.* 36,263 10,779,539
Juniper Networks, Inc. 36,263 1,264,128
Motorola Solutions, Inc. 36,263 17,016,413
Nokia OYJ, ADR-FI(a) 36,263 166,810
Ubiquiti, Inc. 36,263 14,633,571
Viavi Solutions, Inc.* 36,263 436,606
49,654,563
Diversified Telecommunication Services 0 .1%
AT&T, Inc. 36,263 860,521
Electrical Equipment 0 .2%
Sensata Technologies Holding
plc 36,263 984,903
Electronic Equipment, Instruments & Components 0 .7%
Amphenol Corp., Class A 36,263 2,566,695
Corning, Inc. 36,263 1,888,577
4,455,272
Energy Equipment & Services 0 .4%
Halliburton Co. 36,263 943,563
NOV, Inc. 36,263 524,000
Schlumberger NV 36,263 1,460,674
2,928,237
Entertainment 0 .7%
Electronic Arts, Inc. 36,263 4,457,085
Financial Services 4 .9%
Mastercard, Inc., Class A 36,263 20,141,558
Visa, Inc., Class A 36,263 12,394,694
32,536,252
Health Care Equipment & Supplies 1 .2%
Baxter International, Inc. 36,263 1,180,723
Boston Scientific Corp.* 36,263 3,711,881
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Medtronic plc 36,263 3,293,406
8,186,010
Health Care Technology 1 .3%
Veeva Systems, Inc., Class A* 36,263 8,458,707
Household Durables 1 .2%
Garmin Ltd. 36,263 7,827,369
iRobot Corp.* 36,263 278,862
8,106,231
Industrial Conglomerates 1 .2%
Honeywell International, Inc. 36,263 8,112,758
Interactive Media & Services 5 .1%
Alphabet, Inc., Class A 36,263 7,398,377
Meta Platforms, Inc., Class A 36,263 24,991,735
Ziff Davis, Inc.* 36,263 1,954,213
34,344,325
IT Services 3 .7%
Akamai Technologies, Inc.* 36,263 3,622,674
Amdocs Ltd. 36,263 3,198,034
DXC Technology Co.* 36,263 787,632
International Business
Machines Corp. 36,263 9,272,449
VeriSign, Inc.* 36,263 7,796,545
24,677,334
Life Sciences Tools & Services 6 .0%
Agilent Technologies, Inc. 36,263 5,494,570
Danaher Corp. 36,263 8,077,221
Illumina, Inc.* 36,263 4,813,550
Thermo Fisher Scientific, Inc. 36,263 21,676,208
40,061,549
Pharmaceuticals 1 .3%
AstraZeneca plc, ADR-UK 36,263 2,565,970
Bausch Health Cos., Inc.* 36,263 269,434
Bristol-Myers Squibb Co. 36,263 2,137,704
Novartis AG, ADR 36,263 3,797,461
8,770,569
Professional Services 1 .6%
Automatic Data Processing,
Inc. 36,263 10,988,052
Semiconductors & Semiconductor Equipment 19 .7%
Advanced Micro Devices, Inc.* 36,263 4,204,695
Analog Devices, Inc. 36,263 7,683,767
Applied Materials, Inc. 36,263 6,540,032
ASML Holding NV
(Registered), ADR-NL 36,263 26,809,599
Broadcom, Inc. 36,263 8,023,914
FormFactor, Inc.* 36,263 1,452,333
Intel Corp. 36,263 704,590
KLA Corp. 36,263 26,770,797
Lam Research Corp. 36,263 2,939,116
Microchip Technology, Inc. 36,263 1,969,081
Micron Technology, Inc. 36,263 3,308,636
NVIDIA Corp. 36,263 4,354,098
NXP Semiconductors NV 36,263 7,562,649
ON Semiconductor Corp.* 36,263 1,898,005
QUALCOMM, Inc. 36,263 6,270,961
Synaptics, Inc.*(a) 36,263 3,078,729

102 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide NYSE Arca Tech 100 Index Fund
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR-TW 36,263 7,590,571
Teradyne, Inc. 36,263 4,198,893
Texas Instruments, Inc. 36,263 6,694,512
132,054,978
Software 24 .8%
Adeia, Inc. 36,263 465,980
Adobe, Inc.* 36,263 15,863,249
Check Point Software
Technologies Ltd.* 36,263 7,906,059
Gen Digital, Inc. 36,263 975,837
InterDigital, Inc.(a) 36,263 6,635,404
Intuit, Inc. 36,263 21,812,557
LiveRamp Holdings, Inc.* 36,263 1,232,942
Microsoft Corp. 36,263 15,051,321
Open Text Corp. 36,263 1,067,583
Oracle Corp. 36,263 6,166,886
Progress Software Corp.(a) 36,263 2,078,958
PTC, Inc.* 36,263 7,016,165
Salesforce, Inc. 36,263 12,391,067
SAP SE, ADR-DE(a) 36,263 10,010,764
ServiceNow, Inc.* 36,263 36,929,514
Synopsys, Inc.* 36,263 19,055,481
Teradata Corp.* 36,263 1,157,152
165,816,919
Technology Hardware, Storage & Peripherals 3 .0%
Apple, Inc. 36,263 8,558,068
HP, Inc. 36,263 1,178,548
NetApp, Inc. 36,263 4,427,712
Seagate Technology Holdings
plc 36,263 3,494,303
Western Digital Corp.* 36,263 2,361,809
Xerox Holdings Corp.(a) 36,263 309,686
20,330,126
Wireless Telecommunication Services 0 .2%
Telephone & Data Systems,
Inc. 36,263 1,281,897
Total Common Stocks
(cost $183,500,115) 665,076,112
Repurchase Agreements 1 .8%
Principal
Amount ($)
CF Secured, LLC,
4.33%, dated 1/31/2025,
due 2/3/2025, repurchase
price $6,784,776,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.50%, maturing
2/28/2025 - 11/15/2054;
total market value
$6,920,471.(b) 6,782,328 6,782,328
Repurchase Agreements
Principal
Amount ($) Value ($)
Santander US Capital
Markets,
4.31%, dated 1/31/2025,
due 2/3/2025, repurchase
price $2,000,719,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.25% - 4.63%, maturing
3/15/2025 - 2/15/2050;
total market value
$2,040,733.(b) 2,000,000 2,000,000
Societe Generale,
4.32%, dated 1/31/2025,
due 2/3/2025, repurchase
price $3,001,080,
collateralized by U.S.
Government Treasury
Securities, ranging from
4.13% - 4.75%, maturing
8/15/2053 - 5/15/2054;
total market value
$3,060,001.(b) 3,000,000 3,000,000
Total Repurchase Agreements
(cost $11,782,328) 11,782,328
Total Investments
(cost $195,282,443) — 101.1% 676,858,440
Liabilities in excess of other assets — (1.1)% (7,581,518)
NET ASSETS — 100.0%
$ 669,276,922
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
January 31, 2025. The total value of securities on loan as of
January 31, 2025 was $16,736,305, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $11,782,328 and by $5,523,207 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 5.00%, and maturity
dates ranging from 2/20/2025 – 8/15/2054, a total value of
$17,305,535.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2025 was $11,782,328.
ADR American Depositary Receipt
CN China
DE Germany
FI Finland
NL Netherlands
TW Taiwan
UK United Kingdom

Nationwide NYSE Arca Tech 100 Index Fund - January 31, 2025 (Unaudited) - Statement of Investments - 103
Futures contracts outstanding as of January 31, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
NASDAQ 100 E-Mini Index 11 3/2025 USD 4,749,635 18,402
Net contracts 18,402
Currency:
USD United States Dollar

104 - Statement of Investments - January 31, 2025 (Unaudited) - Nationwide NYSE Arca Tech 100 Index Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide NYSE Arca Tech 100 Index Fund - January 31, 2025 (Unaudited) - Statement of Investments - 105
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2025. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of
January 31, 2025
:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of January 31, 2025:
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 665,076,112 $ – $ – $ 665,076,112
Futures Contracts 18,402 – – 18,402
Repurchase Agreements – 11,782,328 – 11,782,328
Total $ 665,094,514 $ 11,782,328 $ – $ 676,876,842
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 18,402
Total $ 18,402
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.